UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 01136

Guggenheim Funds Trust
(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee

Guggenheim Funds Trust
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Name and address of agent for service)

Registrant's telephone number, including area code: (301) 296-5100

Date of fiscal year end: September 30

Date of reporting period: October 1, 2024 - September 30, 2025

Item 1.	Reports to Stockholders.

(a)	The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Guggenheim Active INvestment Series (GAINS)-Core Plus Fund

SMA Class | GUCPX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Active INvestment Series (GAINS)-Core Plus Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
SMA Class	$9	0.09%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (SMA Class shares) returned 8.21%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was primarily driven by carry (or earned income), with duration also making a meaningful contribution. Additionally, spreads contributed positively, supported by a combination of spread tightening and effective security selection across the fund's investment-grade, high-yield, and asset-backed securities allocations.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Since Inception† (8.14.24)
Active INvestment Series (GAINS) - Core Plus Fund	8.21%	8.12%
Bloomberg U.S. Aggregate Bond Index	2.88%	3.71%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/fund/gucpx-guggenheim-active-investment-series-gains-core-plus-fund/performance for more recent performance information.

Fund Statistics as of 9.30.25

Net Assets	$67,878,387
Total Number of Portfolio Holdings	429
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$–

The fund does not pay an advisory fee. The fund is a part of "wrap fee" programs, including those sponsored by investment advisers and broker/dealers unaffiliated with the fund or Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the "Investment Manager"). Participants in these programs pay a "wrap" fee to the sponsor of the program. The Investment Manager is compensated directly or indirectly by wrap fee program sponsors or participants for separately managed account advisory services.

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index has no management fees or operating expenses to reduce its reported returns.
†	Since inception return is not annualized.

Guggenheim Investments	1

Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | GUCPX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

AAA	18.6%
AA	33.0%
A	16.9%
BBB	9.0%
BB	10.0%
B	4.8%
CCC	2.1%
NR3	2.8%
Other Instruments	2.8%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year	14.4%
Neuberger Berman CLO 32R Ltd., 5.98%	2.2%
Golub Capital Partners CLO 49M Ltd., 5.84%	2.2%
Tricon Residential Trust, 4.75%	2.2%
RCKT Mortgage Trust, 5.69%	2.1%
Owl Rock CLO X LLC, 5.65%	1.9%
JCP Direct Lending CLO 2023-1 LLC, 6.11%	1.5%
JCP Direct Lending CLO 2023-1 LLC, 6.28%	1.5%
PRPM LLC, 5.73%	1.5%
Slam Ltd., 5.34%	1.4%
Top 10 Total	30.9%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (SMA Class shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.08% for the year ended September 30, 2025, an increase of 0.08% compared to the prior year. The primary driver of the increase was an increase in interest expense as the fund utilized reverse repurchase agreements during the reporting period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GUCPX-093025

Guggenheim Investments	2

Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund

SMA Class | GULDX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
SMA Class	$2	0.02%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (SMA Class shares) returned 5.14%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), while credit positioning added to overall performance due to a combination of spread tightening and security selection within the fund's high-yield and asset-backed securities allocations. Duration detracted from overall performance.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Since Inception† (8.14.24)
Active INvestment Series (GAINS) - Limited Duration Fund	5.14%	5.37%
Bloomberg U.S. Aggregate Bond Index	2.88%	3.71%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/fund/guldx-guggenheim-active-investment-series-gains-limited-duration-fund/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$19,118,469
Total Number of Portfolio Holdings	240
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$–

The fund does not pay an advisory fee. The fund is a part of "wrap fee" programs, including those sponsored by investment advisers and broker/dealers unaffiliated with the fund or Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the "Investment Manager"). Participants in these programs pay a "wrap" fee to the sponsor of the program. The Investment Manager is compensated directly or indirectly by wrap fee program sponsors or participants for separately managed account advisory services.

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index has no management fees or operating expenses to reduce its reported returns.
†	Since inception return is not annualized.

Guggenheim Investments	1

Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | GULDX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

AAA	37.7%
AA	25.2%
A	18.7%
BBB	6.5%
BB	5.7%
B	2.9%
NR3	2.5%
Other Instruments	0.8%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

Owl Rock CLO X LLC, 5.65%	3.7%
Slam Ltd., 5.34%	2.5%
Owl Rock CLO III Ltd., 6.18%	1.6%
Uniform MBS 30 Year	1.6%
Uniform MBS 15 Year	1.5%
Uniform MBS 15 Year	1.4%
Fortress Credit Opportunities XXV CLO LLC, 5.91%	1.3%
BCRED CLO LLC, 6.00%	1.3%
Golub Capital Partners CLO 46M Ltd., 6.14%	1.3%
Palmer Square CLO Ltd., 5.93%	1.3%
Top 10 Total	17.5%

*	Less than 0.1%
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GULDX-093025

Guggenheim Investments	2

Guggenheim Core Bond Fund

Class A | SIUSX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Core Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$77	0.76%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class A shares) returned 3.71%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing to overall performance due to a combination of spread tightening and security selection within the fund's investment-grade corporate allocation. Duration detracted from performance as intermediate-to-long end rates rose over the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	3.71%	-0.05%	2.69%
Class A (with sales charge)†	-0.46%	-0.87%	2.19%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$2,532,551,798
Total Number of Portfolio Holdings	1,030
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,188,215

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.
†	Effective October 1, 2015, the maximum sales charge decreased from 4.75% to 4.00%. A 4.75% maximum sales charge is used in the calculation of the Average Annual Returns based on subscriptions made prior to October 1, 2015, and a 4.00% maximum sales charge is used to calculated performance for the periods based on subscriptions made on or after October 1, 2015. Fund returns are calculated using the maximum sales charge of 4.00%.

Guggenheim Investments	1

Guggenheim Core Bond Fund | Class A | SIUSX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

AAA	23.6%
AA	36.6%
A	16.3%
BBB	13.7%
BB	0.9%
B	0.1%
CCC	0.1%
C*	0.0%
NR3	0.2%
Other Instruments	8.5%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 3.00% due 12/01/25	5.2%
U.S. Treasury Notes, 4.13% due 03/31/31	3.4%
U.S. Treasury Notes, 4.63% due 04/30/31	2.5%
Uniform MBS 30 Year, 2.50% due 12/01/25	2.4%
Uniform MBS 30 Year, 5.00% due 01/01/26	2.3%
United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35	2.1%
U.S. Treasury Notes, 4.00% due 07/31/32	2.0%
U.S. Treasury Bonds due 05/15/51	1.9%
U.S. Treasury Notes, 3.75% due 08/31/31	1.7%
Freddie Mac, 3.00% due 05/01/52	1.7%
Top 10 Total	25.2%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class A shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.76% for the year ended September 30, 2025, a decrease of 0.07% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.

Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Security Investors, LLC as the fund's investment adviser in connection with an internal realignment of Guggenheim Investments' lines of business.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SIUSX-093025

Guggenheim Investments	2

Guggenheim Core Bond Fund

Class C | SDICX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Core Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$153	1.51%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class C shares) returned 2.96%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing to overall performance due to a combination of spread tightening and security selection within the fund's investment-grade corporate allocation. Duration detracted from performance as intermediate-to-long end rates rose over the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	2.96%	-0.78%	1.94%
Class C (with CDSC)‡	1.97%	-0.78%	1.94%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$2,532,551,798
Total Number of Portfolio Holdings	1,030
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,188,215

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Guggenheim Core Bond Fund | Class C | SDICX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

AAA	23.6%
AA	36.6%
A	16.3%
BBB	13.7%
BB	0.9%
B	0.1%
CCC	0.1%
C*	0.0%
NR3	0.2%
Other Instruments	8.5%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 3.00% due 12/01/25	5.2%
U.S. Treasury Notes, 4.13% due 03/31/31	3.4%
U.S. Treasury Notes, 4.63% due 04/30/31	2.5%
Uniform MBS 30 Year, 2.50% due 12/01/25	2.4%
Uniform MBS 30 Year, 5.00% due 01/01/26	2.3%
United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35	2.1%
U.S. Treasury Notes, 4.00% due 07/31/32	2.0%
U.S. Treasury Bonds due 5/15/51	1.9%
U.S. Treasury Notes, 3.75% due 08/31/31	1.7%
Freddie Mac, 3.00% due 05/01/52	1.7%
Top 10 Total	25.2%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class C shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.51% for the year ended September 30, 2025, a decrease of 0.08% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.

Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Security Investors, LLC as the fund's investment adviser in connection with an internal realignment of Guggenheim Investments' lines of business.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SDICX-093025

Guggenheim Investments	2

Guggenheim Core Bond Fund

Class P | SIUPX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Core Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$77	0.76%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class P shares) returned 3.64%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing to overall performance due to a combination of spread tightening and security selection within the fund's investment-grade corporate allocation. Duration detracted from performance as intermediate-to-long end rates rose over the reporting period.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class P	3.64%	-0.07%	2.68%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$2,532,551,798
Total Number of Portfolio Holdings	1,030
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,188,215

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

Guggenheim Investments	1

Guggenheim Core Bond Fund | Class P | SIUPX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

AAA	23.6%
AA	36.6%
A	16.3%
BBB	13.7%
BB	0.9%
B	0.1%
CCC	0.1%
C*	0.0%
NR3	0.2%
Other Instruments	8.5%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 3.00% due 12/01/25	5.2%
U.S. Treasury Notes, 4.13% due 03/31/31	3.4%
U.S. Treasury Notes, 4.63% due 04/30/31	2.5%
Uniform MBS 30 Year, 2.50% due 12/01/25	2.4%
Uniform MBS 30 Year, 5.00% due 01/01/26	2.3%
United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35	2.1%
U.S. Treasury Notes, 4.00% due 07/31/32	2.0%
U.S. Treasury Bonds due 05/15/51	1.9%
U.S. Treasury Notes, 3.75% due 08/31/31	1.7%
Freddie Mac, 3.00% due 05/01/52	1.7%
Top 10 Total	25.2%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class P shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.76% for the year ended September 30, 2025, a decrease of 0.08% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.

Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Security Investors, LLC as the fund's investment adviser in connection with an internal realignment of Guggenheim Investments' lines of business.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SIUPX-093025

Guggenheim Investments	2

Guggenheim Core Bond Fund

Institutional Class | GIUSX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Core Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$48	0.47%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Institutional Class shares) returned 4.01%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing to overall performance due to a combination of spread tightening and security selection within the fund's investment-grade corporate allocation. Duration detracted from performance as intermediate-to-long end rates rose over the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Institutional Class	4.01%	0.23%	2.99%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$2,532,551,798
Total Number of Portfolio Holdings	1,030
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,188,215

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

Guggenheim Investments	1

Guggenheim Core Bond Fund | Institutional Class | GIUSX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

AAA	23.6%
AA	36.6%
A	16.3%
BBB	13.7%
BB	0.9%
B	0.1%
CCC	0.1%
C*	0.0%
NR3	0.2%
Other Instruments	8.5%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 3.00% due 12/01/25	5.2%
U.S. Treasury Notes, 4.13% due 03/31/31	3.4%
U.S. Treasury Notes, 4.63% due 04/30/31	2.5%
Uniform MBS 30 Year, 2.50% due 12/01/25	2.4%
Uniform MBS 30 Year, 5.00% due 01/01/26	2.3%
United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35	2.1%
U.S. Treasury Notes, 4.00% due 07/31/32	2.0%
U.S. Treasury Bonds due 05/15/51	1.9%
U.S. Treasury Notes, 3.75% due 08/31/31	1.7%
Freddie Mac, 3.00% due 05/01/52	1.7%
Top 10 Total	25.2%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Institutional Class shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.47% for the year ended September 30, 2025, a decrease of 0.06% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.

Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Security Investors, LLC as the fund's investment adviser in connection with an internal realignment of Guggenheim Investments' lines of business.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIUSX-093025

Guggenheim Investments	2

Guggenheim Floating Rate Strategies Fund

Class A | GIFAX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$106	1.03%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class A shares) returned 4.95%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and underperforming the fund's secondary index, the S&P UBS Leveraged Loan Index, which returned 7.09% for the same period.

What factors materially affected the fund's performance over the last year?

Absolute returns continue to be driven by the high all-in floating rate coupon in the leveraged loan market. The fund's performance relative to the S&P UBS Leveraged Loan Index (the "Index") during the reporting period was primarily impacted by unrelated credit issues in the consumer non-cyclical space, with a bankruptcy in the autos space being the largest impact. Positive credit selection in the basic materials and communications sectors helped to offset these negative impacts. Single B and non-rated credit selection broadly remained strong as well.

Given concerns about tail risk in the market, the fund's portfolio moved up in quality during the period. The higher quality portfolio leads to a reduction in risk but at the cost of carry (or earned income). The fund's lower yield and coupon relative to the Index was also a detractor from relative performance.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	4.95%	5.89%	4.31%
Class A (with sales charge)†	1.80%	5.25%	3.80%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
S&P UBS Leveraged Loan Index	7.09%	6.88%	5.45%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$716,569,614
Total Number of Portfolio Holdings	329
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$4,454,190

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P UBS Leveraged Loan Index and the Bloomberg U.S. Aggregate Bond Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 3.00%.

Guggenheim Investments	1

Guggenheim Floating Rate Strategies Fund | Class A | GIFAX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

A	1.0%
BBB	9.8%
BB	31.4%
B	45.7%
CCC	5.7%
NR3	1.4%
Other Instruments	5.0%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

SPDR Blackstone Senior Loan ETF	2.8%
Pelican Products, Inc., 8.51%	1.0%
Quirch Foods Holdings LLC, 9.05%	0.9%
Allwyn Entertainment Financing US LLC, 6.33%	0.9%
Bombardier Recreational Products, Inc., 6.91%	0.9%
Eagle Parent Corp., 8.25%	0.9%
PetSmart LLC, 8.14%	0.8%
Virgin Media Bristol LLC, 7.37%	0.8%
Hunter Douglas, Inc., 7.25%	0.8%
Park River Holdings, Inc., 7.80%	0.8%
Top 10 Total	10.6%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIFAX-093025

Guggenheim Investments	2

Guggenheim Floating Rate Strategies Fund

Class C | GIFCX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$182	1.78%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class C shares) returned 4.18%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and underperforming the fund's secondary index, the S&P UBS Leveraged Loan Index, which returned 7.09% for the same period.

What factors materially affected the fund's performance over the last year?

Absolute returns continue to be driven by the high all-in floating rate coupon in the leveraged loan market. The fund's performance relative to the S&P UBS Leveraged Loan Index (the "Index") during the reporting period was primarily impacted by unrelated credit issues in the consumer non-cyclical space, with a bankruptcy in the autos space being the largest impact. Positive credit selection in the basic materials and communications sectors helped to offset these negative impacts. Single B and non-rated credit selection broadly remained strong as well.

Given concerns about tail risk in the market, the fund's portfolio moved up in quality during the period. The higher quality portfolio leads to a reduction in risk but at the cost of carry (or earned income). The fund's lower yield and coupon relative to the Index was also a detractor from relative performance.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	4.18%	5.11%	3.53%
Class C (with CDSC)‡	3.21%	5.11%	3.53%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
S&P UBS Leveraged Loan Index	7.09%	6.88%	5.45%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$716,569,614
Total Number of Portfolio Holdings	329
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$4,454,190

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P UBS Leveraged Loan Index and the Bloomberg U.S. Aggregate Bond Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Guggenheim Floating Rate Strategies Fund | Class C | GIFCX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

A	1.0%
BBB	9.8%
BB	31.4%
B	45.7%
CCC	5.7%
NR3	1.4%
Other Instruments	5.0%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

SPDR Blackstone Senior Loan ETF	2.8%
Pelican Products, Inc., 8.51%	1.0%
Quirch Foods Holdings LLC, 9.05%	0.9%
Allwyn Entertainment Financing US LLC, 6.33%	0.9%
Bombardier Recreational Products, Inc., 6.91%	0.9%
Eagle Parent Corp., 8.25%	0.9%
PetSmart LLC, 8.14%	0.8%
Virgin Media Bristol LLC, 7.37%	0.8%
Hunter Douglas, Inc., 7.25%	0.8%
Park River Holdings, Inc., 7.80%	0.8%
Top 10 Total	10.6%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIFCX-093025

Guggenheim Investments	2

Guggenheim Floating Rate Strategies Fund

Class P | GIFPX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$106	1.03%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class P shares) returned 4.95%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and underperforming the fund's secondary index, the S&P UBS Leveraged Loan Index, which returned 7.09% for the same period.

What factors materially affected the fund's performance over the last year?

Absolute returns continue to be driven by the high all-in floating rate coupon in the leveraged loan market. The fund's performance relative to the S&P UBS Leveraged Loan Index (the "Index") during the reporting period was primarily impacted by unrelated credit issues in the consumer non-cyclical space, with a bankruptcy in the autos space being the largest impact. Positive credit selection in the basic materials and communications sectors helped to offset these negative impacts. Single B and non-rated credit selection broadly remained strong as well.

Given concerns about tail risk in the market, the fund's portfolio moved up in quality during the period. The higher quality portfolio leads to a reduction in risk but at the cost of carry (or earned income). The fund's lower yield and coupon relative to the Index was also a detractor from relative performance.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class P	4.95%	5.89%	4.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
S&P UBS Leveraged Loan Index	7.09%	6.88%	5.45%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$716,569,614
Total Number of Portfolio Holdings	329
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$4,454,190

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P UBS Leveraged Loan Index and the Bloomberg U.S. Aggregate Bond Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Floating Rate Strategies Fund | Class P | GIFPX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

A	1.0%
BBB	9.8%
BB	31.4%
B	45.7%
CCC	5.7%
NR3	1.4%
Other Instruments	5.0%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

SPDR Blackstone Senior Loan ETF	2.8%
Pelican Products, Inc., 8.51%	1.0%
Quirch Foods Holdings LLC, 9.05%	0.9%
Allwyn Entertainment Financing US LLC, 6.33%	0.9%
Bombardier Recreational Products, Inc., 6.91%	0.9%
Eagle Parent Corp., 8.25%	0.9%
PetSmart LLC, 8.14%	0.8%
Virgin Media Bristol LLC, 7.37%	0.8%
Hunter Douglas, Inc., 7.25%	0.8%
Park River Holdings, Inc., 7.80%	0.8%
Top 10 Total	10.6%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIFPX-093025

Guggenheim Investments	2

Guggenheim Floating Rate Strategies Fund

Institutional Class | GIFIX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$81	0.79%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Institutional Class shares) returned 5.20%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and underperforming the fund's secondary index, the S&P UBS Leveraged Loan Index, which returned 7.09% for the same period.

What factors materially affected the fund's performance over the last year?

Absolute returns continue to be driven by the high all-in floating rate coupon in the leveraged loan market. The fund's performance relative to the S&P UBS Leveraged Loan Index (the "Index") during the reporting period was primarily impacted by unrelated credit issues in the consumer non-cyclical space, with a bankruptcy in the autos space being the largest impact. Positive credit selection in the basic materials and communications sectors helped to offset these negative impacts. Single B and non-rated credit selection broadly remained strong as well.

Given concerns about tail risk in the market, the fund's portfolio moved up in quality during the period. The higher quality portfolio leads to a reduction in risk but at the cost of carry (or earned income). The fund's lower yield and coupon relative to the Index was also a detractor from relative performance.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Institutional Class	5.20%	6.14%	4.55%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
S&P UBS Leveraged Loan Index	7.09%	6.88%	5.45%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$716,569,614
Total Number of Portfolio Holdings	329
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$4,454,190

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P UBS Leveraged Loan Index and the Bloomberg U.S. Aggregate Bond Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Floating Rate Strategies Fund | Institutional Class | GIFIX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

A	1.0%
BBB	9.8%
BB	31.4%
B	45.7%
CCC	5.7%
NR3	1.4%
Other Instruments	5.0%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

SPDR Blackstone Senior Loan ETF	2.8%
Pelican Products, Inc., 8.51%	1.0%
Quirch Foods Holdings LLC, 9.05%	0.9%
Allwyn Entertainment Financing US LLC, 6.33%	0.9%
Bombardier Recreational Products, Inc., 6.91%	0.9%
Eagle Parent Corp., 8.25%	0.9%
PetSmart LLC, 8.14%	0.8%
Virgin Media Bristol LLC, 7.37%	0.8%
Hunter Douglas, Inc., 7.25%	0.8%
Park River Holdings, Inc., 7.80%	0.8%
Top 10 Total	10.6%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIFIX-093025

Guggenheim Investments	2

Guggenheim Floating Rate Strategies Fund

Class R6 | GIFSX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class R6	$80	0.78%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class R6 shares) returned 5.20%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and underperforming the fund's secondary index, the S&P UBS Leveraged Loan Index, which returned 7.09% for the same period.

What factors materially affected the fund's performance over the last year?

Absolute returns continue to be driven by the high all-in floating rate coupon in the leveraged loan market. The fund's performance relative to the S&P UBS Leveraged Loan Index (the "Index") during the reporting period was primarily impacted by unrelated credit issues in the consumer non-cyclical space, with a bankruptcy in the autos space being the largest impact. Positive credit selection in the basic materials and communications sectors helped to offset these negative impacts. Single B and non-rated credit selection broadly remained strong as well.

Given concerns about tail risk in the market, the fund's portfolio moved up in quality during the period. The higher quality portfolio leads to a reduction in risk but at the cost of carry (or earned income). The fund's lower yield and coupon relative to the Index was also a detractor from relative performance.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Since Inception (3.13.19)
Class R6	5.20%	6.16%	4.98%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.70%
S&P UBS Leveraged Loan Index	7.09%	6.88%	5.72%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$716,569,614
Total Number of Portfolio Holdings	329
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$4,454,190

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P UBS Leveraged Loan Index and the Bloomberg U.S. Aggregate Bond Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Floating Rate Strategies Fund | Class R6 | GIFSX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

A	1.0%
BBB	9.8%
BB	31.4%
B	45.7%
CCC	5.7%
NR3	1.4%
Other Instruments	5.0%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

SPDR Blackstone Senior Loan ETF	2.8%
Pelican Products, Inc., 8.51%	1.0%
Quirch Foods Holdings LLC, 9.05%	0.9%
Allwyn Entertainment Financing US LLC, 6.33%	0.9%
Bombardier Recreational Products, Inc., 6.91%	0.9%
Eagle Parent Corp., 8.25%	0.9%
PetSmart LLC, 8.14%	0.8%
Virgin Media Bristol LLC, 7.37%	0.8%
Hunter Douglas, Inc., 7.25%	0.8%
Park River Holdings, Inc., 7.80%	0.8%
Top 10 Total	10.6%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIFSX-093025

Guggenheim Investments	2

Guggenheim High Yield Fund

Class A | SIHAX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim High Yield Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$94	0.91%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class A shares) returned 5.66%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 7.41% for the same period.

What factors materially affected the fund's performance over the last year?

High yield enjoyed positive returns over the last year supported by tighter credit spreads. There was some volatility around Liberation Day tariff announcements which quickly subsided. The primary contributors to the fund's performance were its exposure to B-credit and strong credit selection in Capital Goods and Energy. The primary detractors were the exposure to bank loans and a drag from some holdings in the consumer cyclicals space.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	5.66%	5.21%	5.34%
Class A (with sales charge)†	1.44%	4.36%	4.82%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Corporate High Yield Index	7.41%	5.55%	6.17%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$184,748,329
Total Number of Portfolio Holdings	351
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$649,778

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.00%.

Guggenheim Investments	1

Guggenheim High Yield Fund | Class A | SIHAX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

BBB	4.7%
BB	47.5%
B	33.7%
CCC	7.9%
NR3	0.6%
Other Instruments	5.6%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

GrafTech Finance, Inc., 4.63%	1.0%
CPI CG, Inc., 10.00%	0.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	0.9%
Enviri Corp., 5.75%	0.9%
AMN Healthcare, Inc., 6.50%	0.8%
PetSmart LLC / PetSmart Finance Corp., 7.50%	0.8%
Great Lakes Dredge & Dock Corp., 5.25%	0.8%
ITT Holdings LLC, 6.50%	0.8%
Nassau Companies of New York, 7.88%	0.8%
Trinity Industries, Inc., 7.75%	0.7%
Top 10 Total	8.4%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class A shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.91% for the year ended September 30, 2025, a decrease of 0.11% compared to the prior year. The primary driver of the decrease was the reduction of the fund's annual expense limit. Effective February 21, 2024, the fund's (Class A shares) annual expense limit was contractually reduced to 0.94% from 1.16%.

Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Security Investors, LLC as the fund's investment adviser in connection with an internal realignment of Guggenheim Investments' lines of business.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SIHAX-093025

Guggenheim Investments	2

Guggenheim High Yield Fund

Class C | SIHSX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim High Yield Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$170	1.66%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class C shares) returned 5.00%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 7.41% for the same period.

What factors materially affected the fund's performance over the last year?

High yield enjoyed positive returns over the last year supported by tighter credit spreads. There was some volatility around Liberation Day tariff announcements which quickly subsided. The primary contributors to the fund's performance were its exposure to B-credit and strong credit selection in Capital Goods and Energy. The primary detractors were the exposure to bank loans and a drag from some holdings in the consumer cyclicals space.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	5.00%	4.41%	4.54%
Class C (with CDSC)‡	4.01%	4.41%	4.54%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Corporate High Yield Index	7.41%	5.55%	6.17%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$184,748,329
Total Number of Portfolio Holdings	351
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$649,778

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Guggenheim High Yield Fund | Class C | SIHSX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

BBB	4.7%
BB	47.5%
B	33.7%
CCC	7.9%
NR3	0.6%
Other Instruments	5.6%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

GrafTech Finance, Inc., 4.63%	1.0%
CPI CG, Inc., 10.00%	0.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	0.9%
Enviri Corp., 5.75%	0.9%
AMN Healthcare, Inc., 6.50%	0.8%
PetSmart LLC / PetSmart Finance Corp., 7.50%	0.8%
Great Lakes Dredge & Dock Corp., 5.25%	0.8%
ITT Holdings LLC, 6.50%	0.8%
Nassau Companies of New York, 7.88%	0.8%
Trinity Industries, Inc., 7.75%	0.7%
Top 10 Total	8.4%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class C shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.66% for the year ended September 30, 2025, a decrease of 0.12% compared to the prior year. The primary driver of the decrease was the reduction of the fund's annual expense limit. Effective February 21, 2024, the fund's (Class C shares) annual expense limit was contractually reduced to 1.69% from 1.91%.

Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Security Investors, LLC as the fund's investment adviser in connection with an internal realignment of Guggenheim Investments' lines of business.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SIHSX-093025

Guggenheim Investments	2

Guggenheim High Yield Fund

Class P | SIHPX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim High Yield Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$94	0.91%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class P shares) returned 5.66%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 7.41% for the same period.

What factors materially affected the fund's performance over the last year?

High yield enjoyed positive returns over the last year supported by tighter credit spreads. There was some volatility around Liberation Day tariff announcements which quickly subsided. The primary contributors to the fund's performance were its exposure to B-credit and strong credit selection in Capital Goods and Energy. The primary detractors were the exposure to bank loans and a drag from some holdings in the consumer cyclicals space.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class P	5.66%	5.17%	5.32%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Corporate High Yield Index	7.41%	5.55%	6.17%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$184,748,329
Total Number of Portfolio Holdings	351
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$649,778

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim High Yield Fund | Class P | SIHPX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

BBB	4.7%
BB	47.5%
B	33.7%
CCC	7.9%
NR3	0.6%
Other Instruments	5.6%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

GrafTech Finance, Inc., 4.63%	1.0%
CPI CG, Inc., 10.00%	0.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	0.9%
Enviri Corp., 5.75%	0.9%
AMN Healthcare, Inc., 6.50%	0.8%
PetSmart LLC / PetSmart Finance Corp., 7.50%	0.8%
Great Lakes Dredge & Dock Corp., 5.25%	0.8%
ITT Holdings LLC, 6.50%	0.8%
Nassau Companies of New York, 7.88%	0.8%
Trinity Industries, Inc., 7.75%	0.7%
Top 10 Total	8.4%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class P shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.91% for the year ended September 30, 2025, a decrease of 0.12% compared to the prior year. The primary driver of the decrease was the reduction of the fund's annual expense limit. Effective February 21, 2024, the fund's (Class P shares) annual expense limit was contractually reduced to 0.94% from 1.16%.

Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Security Investors, LLC as the fund's investment adviser in connection with an internal realignment of Guggenheim Investments' lines of business.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SIHPX-093025

Guggenheim Investments	2

Guggenheim High Yield Fund

Institutional Class | SHYIX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim High Yield Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$68	0.66%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Institutional Class shares) returned 5.97%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 7.41% for the same period.

What factors materially affected the fund's performance over the last year?

High yield enjoyed positive returns over the last year supported by tighter credit spreads. There was some volatility around Liberation Day tariff announcements which quickly subsided. The primary contributors to the fund's performance were its exposure to B-credit and strong credit selection in Capital Goods and Energy. The primary detractors were the exposure to bank loans and a drag from some holdings in the consumer cyclicals space.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Institutional Class	5.97%	5.46%	5.60%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Corporate High Yield Index	7.41%	5.55%	6.17%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$184,748,329
Total Number of Portfolio Holdings	351
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$649,778

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim High Yield Fund | Institutional Class | SHYIX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

BBB	4.7%
BB	47.5%
B	33.7%
CCC	7.9%
NR3	0.6%
Other Instruments	5.6%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

GrafTech Finance, Inc., 4.63%	1.0%
CPI CG, Inc., 10.00%	0.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	0.9%
Enviri Corp., 5.75%	0.9%
AMN Healthcare, Inc., 6.50%	0.8%
PetSmart LLC / PetSmart Finance Corp., 7.50%	0.8%
Great Lakes Dredge & Dock Corp., 5.25%	0.8%
ITT Holdings LLC, 6.50%	0.8%
Nassau Companies of New York, 7.88%	0.8%
Trinity Industries, Inc., 7.75%	0.7%
Top 10 Total	8.4%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Institutional Class shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.66% for the year ended September 30, 2025, a decrease of 0.11% compared to the prior year. The primary driver of the decrease was the reduction of the fund's annual expense limit. Effective February 21, 2024, the fund's (Institutional Class shares) annual expense limit was contractually reduced to 0.69% from 0.91%.

Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Security Investors, LLC as the fund's investment adviser in connection with an internal realignment of Guggenheim Investments' lines of business.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SHYIX-093025

Guggenheim Investments	2

Guggenheim High Yield Fund

Class R6 | SHYSX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim High Yield Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class R6	$68	0.66%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class R6 shares) returned 5.99%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 7.41% for the same period.

What factors materially affected the fund's performance over the last year?

High yield enjoyed positive returns over the last year supported by tighter credit spreads. There was some volatility around Liberation Day tariff announcements which quickly subsided. The primary contributors to the fund's performance were its exposure to B-credit and strong credit selection in Capital Goods and Energy. The primary detractors were the exposure to bank loans and a drag from some holdings in the consumer cyclicals space.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Since Inception (5.15.17)
Class R6	5.99%	5.53%	4.65%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.76%
Bloomberg U.S. Corporate High Yield Index	7.41%	5.55%	5.15%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$184,748,329
Total Number of Portfolio Holdings	351
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$649,778

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim High Yield Fund | Class R6 | SHYSX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

BBB	4.7%
BB	47.5%
B	33.7%
CCC	7.9%
NR3	0.6%
Other Instruments	5.6%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

GrafTech Finance, Inc., 4.63%	1.0%
CPI CG, Inc., 10.00%	0.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	0.9%
Enviri Corp., 5.75%	0.9%
AMN Healthcare, Inc., 6.50%	0.8%
PetSmart LLC / PetSmart Finance Corp., 7.50%	0.8%
Great Lakes Dredge & Dock Corp., 5.25%	0.8%
ITT Holdings LLC, 6.50%	0.8%
Nassau Companies of New York, 7.88%	0.8%
Trinity Industries, Inc., 7.75%	0.7%
Top 10 Total	8.4%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class R6 shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.66% for the year ended September 30, 2025, a decrease of 0.10% compared to the prior year. The primary driver of the decrease was the reduction of the fund's annual expense limit. Effective February 21, 2024, the fund's (Class R6 shares) annual expense limit was contractually reduced to 0.69% from 0.91%.

Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Security Investors, LLC as the fund's investment adviser in connection with an internal realignment of Guggenheim Investments' lines of business.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SHYSX-093025

Guggenheim Investments	2

Guggenheim Limited Duration Fund

Class A | GILDX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$74	0.72%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class A shares) returned 4.59%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index, which returned 4.14% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing due to spread tightening and security selection within the fund's investment-grade corporate allocation, as well as an overweight position and spread tightening in Agency residential mortgage-backed securities. Duration detracted from performance as intermediate tenor rates rose over the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	4.59%	2.63%	2.87%
Class A (with sales charge)†	2.23%	2.16%	2.63%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	4.14%	1.78%	1.92%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$5,494,298,796
Total Number of Portfolio Holdings	846
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$15,373,594

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 2.25%.

Guggenheim Investments	1

Guggenheim Limited Duration Fund | Class A | GILDX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

AAA	30.5%
AA	27.9%
A	16.5%
BBB	14.0%
BB	4.2%
B	0.9%
CCC	0.4%
CC	0.1%
NR3	2.8%
Other Instruments	2.7%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

Uniform MBS 15 Year, 4.50% due 12/01/25	5.9%
Uniform MBS 15 Year, 4.50% due 11/01/25	5.6%
U.S. Treasury Notes, 4.25% due 11/30/26	2.1%
U.S. Treasury Notes, 4.13% due 10/31/26	1.6%
U.S. Treasury Inflation Indexed Bonds, 2.13% due 4/15/29	1.1%
U.S. Treasury Notes, 4.00% due 12/15/27	0.9%
U.S. Treasury Notes, 4.13% due 01/31/27	0.9%
Uniform MBS 30 Year, 6.00% due 12/01/25	0.9%
Uniform MBS 30 Year, 5.50% due 01/01/26	0.8%
Freddie Mac, 5.00% due 06/01/55	0.8%
Top 10 Total	20.6%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GILDX-093025

Guggenheim Investments	2

Guggenheim Limited Duration Fund

Class C | GILFX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$150	1.47%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class C shares) returned 3.78%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index, which returned 4.14% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing due to spread tightening and security selection within the fund's investment-grade corporate allocation, as well as an overweight position and spread tightening in Agency residential mortgage-backed securities. Duration detracted from performance as intermediate tenor rates rose over the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	3.78%	1.87%	2.10%
Class C (with CDSC)‡	2.78%	1.87%	2.10%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	4.14%	1.78%	1.92%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$5,494,298,796
Total Number of Portfolio Holdings	846
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$15,373,594

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Guggenheim Limited Duration Fund | Class C | GILFX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

AAA	30.5%
AA	27.9%
A	16.5%
BBB	14.0%
BB	4.2%
B	0.9%
CCC	0.4%
CC	0.1%
NR3	2.8%
Other Instruments	2.7%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

Uniform MBS 15 Year, 4.50% due 12/01/25	5.9%
Uniform MBS 15 Year, 4.50% due 11/01/25	5.6%
U.S. Treasury Notes, 4.25% due 11/30/26	2.1%
U.S. Treasury Notes, 4.13% due 10/31/26	1.6%
U.S. Treasury Inflation Indexed Bonds, 2.13% due 4/15/29	1.1%
U.S. Treasury Notes, 4.00% due 12/15/27	0.9%
U.S. Treasury Notes, 4.13% due 01/31/27	0.9%
Uniform MBS 30 Year, 6.00% due 12/01/25	0.9%
Uniform MBS 30 Year, 5.50% due 01/01/26	0.8%
Freddie Mac, 5.00% due 06/01/55	0.8%
Top 10 Total	20.6%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GILFX-093025

Guggenheim Investments	2

Guggenheim Limited Duration Fund

Class P | GILPX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$74	0.72%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class P shares) returned 4.55%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index, which returned 4.14% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing due to spread tightening and security selection within the fund's investment-grade corporate allocation, as well as an overweight position and spread tightening in Agency residential mortgage-backed securities. Duration detracted from performance as intermediate tenor rates rose over the reporting period.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class P	4.55%	2.62%	2.86%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	4.14%	1.78%	1.92%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$5,494,298,796
Total Number of Portfolio Holdings	846
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$15,373,594

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Limited Duration Fund | Class P | GILPX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

AAA	30.5%
AA	27.9%
A	16.5%
BBB	14.0%
BB	4.2%
B	0.9%
CCC	0.4%
CC	0.1%
NR3	2.8%
Other Instruments	2.7%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

Uniform MBS 15 Year, 4.50% due 12/01/25	5.9%
Uniform MBS 15 Year, 4.50% due 11/01/25	5.6%
U.S. Treasury Notes, 4.25% due 11/30/26	2.1%
U.S. Treasury Notes, 4.13% due 10/31/26	1.6%
U.S. Treasury Inflation Indexed Bonds, 2.13% due 4/15/29	1.1%
U.S. Treasury Notes, 4.00% due 12/15/27	0.9%
U.S. Treasury Notes, 4.13% due 01/31/27	0.9%
Uniform MBS 30 Year, 6.00% due 12/01/25	0.9%
Uniform MBS 30 Year, 5.50% due 01/01/26	0.8%
Freddie Mac, 5.00% due 06/01/55	0.8%
Top 10 Total	20.6%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GILPX-093025

Guggenheim Investments	2

Guggenheim Limited Duration Fund

Institutional Class | GILHX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$48	0.47%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Institutional Class shares) returned 4.81%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index, which returned 4.14% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing due to spread tightening and security selection within the fund's investment-grade corporate allocation, as well as an overweight position and spread tightening in Agency residential mortgage-backed securities. Duration detracted from performance as intermediate tenor rates rose over the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Institutional Class	4.81%	2.89%	3.13%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	4.14%	1.78%	1.92%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$5,494,298,796
Total Number of Portfolio Holdings	846
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$15,373,594

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Limited Duration Fund | Institutional Class | GILHX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

AAA	30.5%
AA	27.9%
A	16.5%
BBB	14.0%
BB	4.2%
B	0.9%
CCC	0.4%
CC	0.1%
NR3	2.8%
Other Instruments	2.7%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

Uniform MBS 15 Year, 4.50% due 12/01/25	5.9%
Uniform MBS 15 Year, 4.50% due 11/01/25	5.6%
U.S. Treasury Notes, 4.25% due 11/30/26	2.1%
U.S. Treasury Notes, 4.13% due 10/31/26	1.6%
U.S. Treasury Inflation Indexed Bonds, 2.13% due 4/15/29	1.1%
U.S. Treasury Notes, 4.00% due 12/15/27	0.9%
U.S. Treasury Notes, 4.13% due 01/31/27	0.9%
Uniform MBS 30 Year, 6.00% due 12/01/25	0.9%
Uniform MBS 30 Year, 5.50% due 01/01/26	0.8%
Freddie Mac, 5.00% due 06/01/55	0.8%
Top 10 Total	20.6%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GILHX-093025

Guggenheim Investments	2

Guggenheim Limited Duration Fund

Class R6 | GIKRX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class R6	$43	0.42%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class R6 shares) returned 4.87%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index, which returned 4.14% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing due to spread tightening and security selection within the fund's investment-grade corporate allocation, as well as an overweight position and spread tightening in Agency residential mortgage-backed securities. Duration detracted from performance as intermediate tenor rates rose over the reporting period.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Since Inception (3.13.19)
Class R6	4.87%	2.91%	3.38%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.70%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	4.14%	1.78%	2.29%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$5,494,298,796
Total Number of Portfolio Holdings	846
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$15,373,594

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Limited Duration Fund | Class R6 | GIKRX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

AAA	30.5%
AA	27.9%
A	16.5%
BBB	14.0%
BB	4.2%
B	0.9%
CCC	0.4%
CC	0.1%
NR3	2.8%
Other Instruments	2.7%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

Uniform MBS 15 Year, 4.50% due 12/01/25	5.9%
Uniform MBS 15 Year, 4.50% due 11/01/25	5.6%
U.S. Treasury Notes, 4.25% due 11/30/26	2.1%
U.S. Treasury Notes, 4.13% due 10/31/26	1.6%
U.S. Treasury Inflation Indexed Bonds, 2.13% due 4/15/29	1.1%
U.S. Treasury Notes, 4.00% due 12/15/27	0.9%
U.S. Treasury Notes, 4.13% due 01/31/27	0.9%
Uniform MBS 30 Year, 6.00% due 12/01/25	0.9%
Uniform MBS 30 Year, 5.50% due 01/01/26	0.8%
Freddie Mac, 5.00% due 06/01/55	0.8%
Top 10 Total	20.6%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIKRX-093025

Guggenheim Investments	2

Guggenheim Macro Opportunities Fund

Class A | GIOAX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$131	1.27%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class A shares) returned 6.16%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 4.41% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing to overall performance due to a combination of spread tightening and security selection within the fund's investment-grade and high-yield allocations. Duration detracted from performance as intermediate tenor rates rose over the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	6.16%	4.06%	4.03%
Class A (with sales charge)†	1.90%	3.21%	3.61%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	4.41%	2.99%	2.09%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$8,828,775,595
Total Number of Portfolio Holdings	1,152
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$60,836,533

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.00%.

Guggenheim Investments	1

Guggenheim Macro Opportunities Fund | Class A | GIOAX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

AAA	0.9%
AA	10.3%
A	15.0%
BBB	13.8%
BB	14.7%
B	19.8%
CCC	3.8%
CC	0.4%
NR3	5.0%
Other Instruments	16.3%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 5.50% due 12/01/25	2.3%
Guggenheim Limited Duration Fund — Class R6	1.6%
Uniform MBS 30 Year, 3.00% due 12/01/25	1.6%
Uniform MBS 30 Year, 5.00% due 01/01/26	1.0%
Uniform MBS 30 Year, 6.00% due 12/01/25	0.9%
Fannie Mae, 5.50%	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
iShares Silver Trust	0.6%
Freddie Mac, 5.50% due 02/01/53	0.5%
Uniform MBS 30 Year, 6.00% due 01/01/26	0.5%
Top 10 Total	10.3%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIOAX-093025

Guggenheim Investments	2

Guggenheim Macro Opportunities Fund

Class C | GIOCX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$207	2.02%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class C shares) returned 5.39%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 4.41% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing to overall performance due to a combination of spread tightening and security selection within the fund's investment-grade and high-yield allocations. Duration detracted from performance as intermediate tenor rates rose over the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	5.39%	3.30%	3.26%
Class C (with CDSC)‡	4.39%	3.30%	3.26%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	4.41%	2.99%	2.09%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$8,828,775,595
Total Number of Portfolio Holdings	1,152
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$60,836,533

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Guggenheim Macro Opportunities Fund | Class C | GIOCX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

AAA	0.9%
AA	10.3%
A	15.0%
BBB	13.8%
BB	14.7%
B	19.8%
CCC	3.8%
CC	0.4%
NR3	5.0%
Other Instruments	16.3%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 5.50% due 12/01/25	2.3%
Guggenheim Limited Duration Fund — Class R6	1.6%
Uniform MBS 30 Year, 3.00% due 12/01/25	1.6%
Uniform MBS 30 Year, 5.00% due 01/01/26	1.0%
Uniform MBS 30 Year, 6.00% due 12/01/25	0.9%
Fannie Mae, 5.50%	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
iShares Silver Trust	0.6%
Freddie Mac, 5.50% due 02/01/53	0.5%
Uniform MBS 30 Year, 6.00% due 01/01/26	0.5%
Top 10 Total	10.3%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIOCX-093025

Guggenheim Investments	2

Guggenheim Macro Opportunities Fund

Class P | GIOPX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$137	1.33%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class P shares) returned 6.12%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 4.41% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing to overall performance due to a combination of spread tightening and security selection within the fund's investment-grade and high-yield allocations. Duration detracted from performance as intermediate tenor rates rose over the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class P	6.12%	4.04%	4.03%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	4.41%	2.99%	2.09%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$8,828,775,595
Total Number of Portfolio Holdings	1,152
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$60,836,533

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Macro Opportunities Fund | Class P | GIOPX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

AAA	0.9%
AA	10.3%
A	15.0%
BBB	13.8%
BB	14.7%
B	19.8%
CCC	3.8%
CC	0.4%
NR3	5.0%
Other Instruments	16.3%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 5.50% due 12/01/25	2.3%
Guggenheim Limited Duration Fund — Class R6	1.6%
Uniform MBS 30 Year, 3.00% due 12/01/25	1.6%
Uniform MBS 30 Year, 5.00% due 01/01/26	1.0%
Uniform MBS 30 Year, 6.00% due 12/01/25	0.9%
Fannie Mae, 5.50%	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
iShares Silver Trust	0.6%
Freddie Mac, 5.50% due 02/01/53	0.5%
Uniform MBS 30 Year, 6.00% due 01/01/26	0.5%
Top 10 Total	10.3%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIOPX-093025

Guggenheim Investments	2

Guggenheim Macro Opportunities Fund

Institutional Class | GIOIX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$95	0.92%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Institutional Class shares) returned 6.50%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 4.41% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing to overall performance due to a combination of spread tightening and security selection within the fund's investment-grade and high-yield allocations. Duration detracted from performance as intermediate tenor rates rose over the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Institutional Class	6.50%	4.45%	4.43%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	4.41%	2.99%	2.09%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$8,828,775,595
Total Number of Portfolio Holdings	1,152
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$60,836,533

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Macro Opportunities Fund | Institutional Class | GIOIX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

AAA	0.9%
AA	10.3%
A	15.0%
BBB	13.8%
BB	14.7%
B	19.8%
CCC	3.8%
CC	0.4%
NR3	5.0%
Other Instruments	16.3%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 5.50% due 12/01/25	2.3%
Guggenheim Limited Duration Fund — Class R6	1.6%
Uniform MBS 30 Year, 3.00% due 12/01/25	1.6%
Uniform MBS 30 Year, 5.00% due 01/01/26	1.0%
Uniform MBS 30 Year, 6.00% due 12/01/25	0.9%
Fannie Mae, 5.50%	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
iShares Silver Trust	0.6%
Freddie Mac, 5.50% due 02/01/53	0.5%
Uniform MBS 30 Year, 6.00% due 01/01/26	0.5%
Top 10 Total	10.3%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIOIX-093025

Guggenheim Investments	2

Guggenheim Macro Opportunities Fund

Class R6 | GIOSX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class R6	$95	0.92%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class R6 shares) returned 6.54%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 4.41% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing to overall performance due to a combination of spread tightening and security selection within the fund's investment-grade and high-yield allocations. Duration detracted from performance as intermediate tenor rates rose over the reporting period.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Since Inception (3.13.19)
Class R6	6.54%	4.46%	4.49%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.70%
ICE BofA 3-Month U.S. Treasury Bill Index	4.41%	2.99%	2.66%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$8,828,775,595
Total Number of Portfolio Holdings	1,152
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$60,836,533

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Macro Opportunities Fund | Class R6 | GIOSX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

AAA	0.9%
AA	10.3%
A	15.0%
BBB	13.8%
BB	14.7%
B	19.8%
CCC	3.8%
CC	0.4%
NR3	5.0%
Other Instruments	16.3%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 5.50% due 12/01/25	2.3%
Guggenheim Limited Duration Fund — Class R6	1.6%
Uniform MBS 30 Year, 3.00% due 12/01/25	1.6%
Uniform MBS 30 Year, 5.00% due 01/01/26	1.0%
Uniform MBS 30 Year, 6.00% due 12/01/25	0.9%
Fannie Mae, 5.50%	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
iShares Silver Trust	0.6%
Freddie Mac, 5.50% due 02/01/53	0.5%
Uniform MBS 30 Year, 6.00% due 01/01/26	0.5%
Top 10 Total	10.3%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIOSX-093025

Guggenheim Investments	2

Guggenheim Municipal Income Fund

Class A | GIJAX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Municipal Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$80	0.79%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class A shares) returned 2.04%, outperforming the fund's broad-based securities market index, the Bloomberg Municipal Bond Index, which returned 1.39% for the same period and outperforming the fund's secondary index, the Bloomberg Municipal Long Bond Index, which returned -1.34% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's performance was driven by duration positioning and spread compression. Spreads generally tightened during the year, as elevated all-in yields drove steady demand despite supply growth and concerns over potential changes to municipal bonds' tax exemption. School districts and general purpose bonds were the top two detractors to total return during the year; power and sales tax bonds were the top two contributors.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	2.04%	-0.08%	1.64%
Class A (with sales charge)†	-2.03%	-0.90%	1.15%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Bloomberg Municipal Long Bond Index	-1.34%	-0.04%	2.45%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$35,915,316
Total Number of Portfolio Holdings	100
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$0

The fund incurred $147,077 of advisory fees which were fully waived/reimbursed by the Adviser to ensure each Share Class of the fund operated at its applicable operating expense cap.

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg Municipal Bond Index and the Bloomberg Municipal Long Bond Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.00%.

Guggenheim Investments	1

Guggenheim Municipal Income Fund | Class A | GIJAX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

AAA	17.2%
AA	59.6%
A	14.2%
BBB	3.0%
BB	2.2%
NR3	1.0%
Other Instruments	2.8%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

State of Georgia General Obligation Unlimited, 5.00%	3.2%
Snohomish County Public Utility District No. 1 Electric System Revenue Revenue Bonds, 5.25%	3.0%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	2.9%
Nebraska Investment Finance Authority Revenue Bonds, 4.95%	2.9%
Michigan Technological University Revenue Bonds, 5.25%	2.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, 2.25%	2.8%
Westchester County Local Development Corp. Revenue Bonds, 5.75%	2.2%
Pennsylvania Housing Finance Agency Revenue Bonds, 4.95%	2.1%
Newport Mesa Unified School District General Obligation Unlimited	2.0%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited	1.8%
Top 10 Total	25.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investments' lines of business.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIJAX-093025

Guggenheim Investments	2

Guggenheim Municipal Income Fund

Class C | GIJCX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Municipal Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$154	1.53%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class C shares) returned 1.27%, underperforming the fund's broad-based securities market index, the Bloomberg Municipal Bond Index, which returned 1.39% for the same period and outperforming the fund's secondary index, the Bloomberg Municipal Long Bond Index, which returned -1.34% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's performance was driven by duration positioning and spread compression. Spreads generally tightened during the year, as elevated all-in yields drove steady demand despite supply growth and concerns over potential changes to municipal bonds' tax exemption. School districts and general purpose bonds were the top two detractors to total return during the year; power and sales tax bonds were the top two contributors.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	1.27%	-0.82%	0.89%
Class C (with CDSC)‡	0.28%	-0.82%	0.89%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Bloomberg Municipal Long Bond Index	-1.34%	-0.04%	2.45%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$35,915,316
Total Number of Portfolio Holdings	100
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$0

The fund incurred $147,077 of advisory fees which were fully waived/reimbursed by the Adviser to ensure each Share Class of the fund operated at its applicable operating expense cap.

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg Municipal Bond Index and the Bloomberg Municipal Long Bond Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Guggenheim Municipal Income Fund | Class C | GIJCX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

AAA	17.2%
AA	59.6%
A	14.2%
BBB	3.0%
BB	2.2%
NR3	1.0%
Other Instruments	2.8%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

State of Georgia General Obligation Unlimited, 5.00%	3.2%
Snohomish County Public Utility District No. 1 Electric System Revenue Revenue Bonds, 5.25%	3.0%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	2.9%
Nebraska Investment Finance Authority Revenue Bonds, 4.95%	2.9%
Michigan Technological University Revenue Bonds, 5.25%	2.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, 2.25%	2.8%
Westchester County Local Development Corp. Revenue Bonds, 5.75%	2.2%
Pennsylvania Housing Finance Agency Revenue Bonds, 4.95%	2.1%
Newport Mesa Unified School District General Obligation Unlimited	2.0%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited	1.8%
Top 10 Total	25.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investments' lines of business.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIJCX-093025

Guggenheim Investments	2

Guggenheim Municipal Income Fund

Class P | GIJPX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Municipal Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$79	0.78%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class P shares) returned 2.03%, outperforming the fund's broad-based securities market index, the Bloomberg Municipal Bond Index, which returned 1.39% for the same period and outperforming the fund's secondary index, the Bloomberg Municipal Long Bond Index, which returned -1.34% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's performance was driven by duration positioning and spread compression. Spreads generally tightened during the year, as elevated all-in yields drove steady demand despite supply growth and concerns over potential changes to municipal bonds' tax exemption. School districts and general purpose bonds were the top two detractors to total return during the year; power and sales tax bonds were the top two contributors.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class P	2.03%	-0.07%	1.64%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Bloomberg Municipal Long Bond Index	-1.34%	-0.04%	2.45%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$35,915,316
Total Number of Portfolio Holdings	100
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$0

The fund incurred $147,077 of advisory fees which were fully waived/reimbursed by the Adviser to ensure each Share Class of the fund operated at its applicable operating expense cap.

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg Municipal Bond Index and the Bloomberg Municipal Long Bond Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Municipal Income Fund | Class P | GIJPX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

AAA	17.2%
AA	59.6%
A	14.2%
BBB	3.0%
BB	2.2%
NR3	1.0%
Other Instruments	2.8%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

State of Georgia General Obligation Unlimited, 5.00%	3.2%
Snohomish County Public Utility District No. 1 Electric System Revenue Revenue Bonds, 5.25%	3.0%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	2.9%
Nebraska Investment Finance Authority Revenue Bonds, 4.95%	2.9%
Michigan Technological University Revenue Bonds, 5.25%	2.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, 2.25%	2.8%
Westchester County Local Development Corp. Revenue Bonds, 5.75%	2.2%
Pennsylvania Housing Finance Agency Revenue Bonds, 4.95%	2.1%
Newport Mesa Unified School District General Obligation Unlimited	2.0%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited	1.8%
Top 10 Total	25.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investments' lines of business.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIJPX-093025

Guggenheim Investments	2

Guggenheim Municipal Income Fund

Institutional Class | GIJIX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Municipal Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$54	0.53%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Institutional Class shares) returned 2.31%, outperforming the fund's broad-based securities market index, the Bloomberg Municipal Bond Index, which returned 1.39% for the same period and outperforming the fund's secondary index, the Bloomberg Municipal Long Bond Index, which returned -1.34% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's performance was driven by duration positioning and spread compression. Spreads generally tightened during the year, as elevated all-in yields drove steady demand despite supply growth and concerns over potential changes to municipal bonds' tax exemption. School districts and general purpose bonds were the top two detractors to total return during the year; power and sales tax bonds were the top two contributors.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Institutional Class	2.31%	0.19%	1.90%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Bloomberg Municipal Long Bond Index	-1.34%	-0.04%	2.45%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$35,915,316
Total Number of Portfolio Holdings	100
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$0

The fund incurred $147,077 of advisory fees which were fully waived/reimbursed by the Adviser to ensure each Share Class of the fund operated at its applicable operating expense cap.

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg Municipal Bond Index and the Bloomberg Municipal Long Bond Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Municipal Income Fund | Institutional Class | GIJIX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

AAA	17.2%
AA	59.6%
A	14.2%
BBB	3.0%
BB	2.2%
NR3	1.0%
Other Instruments	2.8%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

State of Georgia General Obligation Unlimited, 5.00%	3.2%
Snohomish County Public Utility District No. 1 Electric System Revenue Revenue Bonds, 5.25%	3.0%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	2.9%
Nebraska Investment Finance Authority Revenue Bonds, 4.95%	2.9%
Michigan Technological University Revenue Bonds, 5.25%	2.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, 2.25%	2.8%
Westchester County Local Development Corp. Revenue Bonds, 5.75%	2.2%
Pennsylvania Housing Finance Agency Revenue Bonds, 4.95%	2.1%
Newport Mesa Unified School District General Obligation Unlimited	2.0%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited	1.8%
Top 10 Total	25.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investments' lines of business.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIJIX-093025

Guggenheim Investments	2

Guggenheim Total Return Bond Fund

Class A | GIBAX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$79	0.77%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class A shares) returned 3.98%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing to overall performance due to a combination of spread tightening and security selection within the fund's investment-grade, high-yield and asset-backed securities allocations. Duration detracted from performance as intermediate-to-long end rates rose over the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	3.98%	0.31%	2.91%
Class A (with sales charge)†	-0.16%	-0.51%	2.41%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$29,575,595,186
Total Number of Portfolio Holdings	1,937
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$81,294,252

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	Fund returns are calculated using the maximum sales charge of 4.00%.

Guggenheim Investments	1

Guggenheim Total Return Bond Fund | Class A | GIBAX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

AAA	18.3%
AA	36.5%
A	15.6%
BBB	13.9%
BB	4.4%
B	2.2%
CCC	1.0%
CC	0.1%
C	0.1%
NR3	2.4%
Other Instruments	5.5%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 3.00% due 12/01/25	6.6%
Uniform MBS 30 Year, 2.50% due 12/01/25	2.8%
Uniform MBS 30 Year, 5.00% due 01/01/26	2.3%
United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35	2.1%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.6%
United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/35	1.6%
U.S. Treasury Bonds due 05/15/51	1.6%
Uniform MBS 30 Year, 6.00% due 01/01/26	1.5%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.1%
Uniform MBS 30 Year, 6.00% due 12/01/25	1.0%
Top 10 Total	22.2%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class A shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.77% for the year ended September 30, 2025, a decrease of 0.07% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIBAX-093025

Guggenheim Investments	2

Guggenheim Total Return Bond Fund

Class C | GIBCX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$154	1.52%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class C shares) returned 3.17%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing to overall performance due to a combination of spread tightening and security selection within the fund's investment-grade, high-yield and asset-backed securities allocations. Duration detracted from performance as intermediate-to-long end rates rose over the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	3.17%	-0.44%	2.14%
Class C (with CDSC)‡	2.18%	-0.44%	2.14%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$29,575,595,186
Total Number of Portfolio Holdings	1,937
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$81,294,252

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Guggenheim Total Return Bond Fund | Class C | GIBCX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

AAA	18.3%
AA	36.5%
A	15.6%
BBB	13.9%
BB	4.4%
B	2.2%
CCC	1.0%
CC	0.1%
C	0.1%
NR3	2.4%
Other Instruments	5.5%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 3.00% due 12/01/25	6.6%
Uniform MBS 30 Year, 2.50% due 12/01/25	2.8%
Uniform MBS 30 Year, 5.00% due 01/01/26	2.3%
United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35	2.1%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.6%
United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/35	1.6%
U.S. Treasury Bonds due 05/15/51	1.6%
Uniform MBS 30 Year, 6.00% due 01/01/26	1.5%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.1%
Uniform MBS 30 Year, 6.00% due 12/01/25	1.0%
Top 10 Total	22.2%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class C shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.52% for the year ended September 30, 2025, a decrease of 0.08% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIBCX-093025

Guggenheim Investments	2

Guggenheim Total Return Bond Fund

Class P | GIBLX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$79	0.77%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class P shares) returned 3.95%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing to overall performance due to a combination of spread tightening and security selection within the fund's investment-grade, high-yield and asset-backed securities allocations. Duration detracted from performance as intermediate-to-long end rates rose over the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class P	3.95%	0.31%	2.92%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$29,575,595,186
Total Number of Portfolio Holdings	1,937
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$81,294,252

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.

Guggenheim Investments	1

Guggenheim Total Return Bond Fund | Class P | GIBLX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

AAA	18.3%
AA	36.5%
A	15.6%
BBB	13.9%
BB	4.4%
B	2.2%
CCC	1.0%
CC	0.1%
C	0.1%
NR3	2.4%
Other Instruments	5.5%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 3.00% due 12/01/25	6.6%
Uniform MBS 30 Year, 2.50% due 12/01/25	2.8%
Uniform MBS 30 Year, 5.00% due 01/01/26	2.3%
United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35	2.1%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.6%
United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/35	1.6%
U.S. Treasury Bonds due 05/15/51	1.6%
Uniform MBS 30 Year, 6.00% due 01/01/26	1.5%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.1%
Uniform MBS 30 Year, 6.00% due 12/01/25	1.0%
Top 10 Total	22.2%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class P shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.77% for the year ended September 30, 2025, a decrease of 0.08% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIBLX-093025

Guggenheim Investments	2

Guggenheim Total Return Bond Fund

Institutional Class | GIBIX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$49	0.48%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Institutional Class shares) returned 4.24%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing to overall performance due to a combination of spread tightening and security selection within the fund's investment-grade, high-yield and asset-backed securities allocations. Duration detracted from performance as intermediate-to-long end rates rose over the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Institutional Class	4.24%	0.59%	3.22%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$29,575,595,186
Total Number of Portfolio Holdings	1,937
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$81,294,252

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.

Guggenheim Investments	1

Guggenheim Total Return Bond Fund | Institutional Class | GIBIX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

AAA	18.3%
AA	36.5%
A	15.6%
BBB	13.9%
BB	4.4%
B	2.2%
CCC	1.0%
CC	0.1%
C	0.1%
NR3	2.4%
Other Instruments	5.5%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 3.00% due 12/01/25	6.6%
Uniform MBS 30 Year, 2.50% due 12/01/25	2.8%
Uniform MBS 30 Year, 5.00% due 01/01/26	2.3%
United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35	2.1%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.6%
United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/35	1.6%
U.S. Treasury Bonds due 05/15/51	1.6%
Uniform MBS 30 Year, 6.00% due 01/01/26	1.5%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.1%
Uniform MBS 30 Year, 6.00% due 12/01/25	1.0%
Top 10 Total	22.2%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Institutional Class shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.48% for the year ended September 30, 2025, a decrease of 0.06% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIBIX-093025

Guggenheim Investments	2

Guggenheim Total Return Bond Fund

Class R6 | GIBRX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class R6	$43	0.42%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class R6 shares) returned 4.33%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing to overall performance due to a combination of spread tightening and security selection within the fund's investment-grade, high-yield and asset-backed securities allocations. Duration detracted from performance as intermediate-to-long end rates rose over the reporting period.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Since Inception (10.19.16)
Class R6	4.33%	0.62%	2.84%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.53%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$29,575,595,186
Total Number of Portfolio Holdings	1,937
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$81,294,252

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.

Guggenheim Investments	1

Guggenheim Total Return Bond Fund | Class R6 | GIBRX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

AAA	18.3%
AA	36.5%
A	15.6%
BBB	13.9%
BB	4.4%
B	2.2%
CCC	1.0%
CC	0.1%
C	0.1%
NR3	2.4%
Other Instruments	5.5%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 3.00% due 12/01/25	6.6%
Uniform MBS 30 Year, 2.50% due 12/01/25	2.8%
Uniform MBS 30 Year, 5.00% due 01/01/26	2.3%
United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35	2.1%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.6%
United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/35	1.6%
U.S. Treasury Bonds due 05/15/51	1.6%
Uniform MBS 30 Year, 6.00% due 01/01/26	1.5%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.1%
Uniform MBS 30 Year, 6.00% due 12/01/25	1.0%
Top 10 Total	22.2%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class R6 shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.42% for the year ended September 30, 2025, a decrease of 0.07% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIBRX-093025

Guggenheim Investments	2

Guggenheim Ultra Short Duration Fund

Class A | GIYAX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Ultra Short Duration Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$60	0.59%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class A shares) returned 4.88%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and outperforming the fund's secondary index, the Bloomberg 1-3 Month U.S. Treasury Bill Index, which returned 4.47% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income). Spreads were mixed but contributed modestly to performance due to tightening within the fund's investment-grade, Agency residential mortgage-backed securities ("RMBS"), and non-Agency RMBS allocations. Duration detracted from performance over the reporting period.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Since Inception (11.30.18)
Class A	4.88%	3.42%	3.00%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	2.14%
Bloomberg 1-3 Month U.S. Treasury Bill Index	4.47%	3.04%	2.65%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$561,513,428
Total Number of Portfolio Holdings	309
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$902,862

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Ultra Short Duration Fund | Class A | GIYAX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

AAA	27.4%
AA	24.0%
A	14.8%
BBB	11.2%
BB	2.6%
B	0.6%
NR3	3.2%
Other Instruments	16.2%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

Israel Government International Bond, 0.50%	4.8%
Government of Japan, 0.42% due 12/08/25	4.8%
SPDR S&P 500 ETF Trust	4.7%
iShares Core S&P 500 ETF	4.5%
Freddie Mac, 5.00%	2.2%
BCC Middle Market CLO 2019-1 LLC, 5.72%	1.9%
BX Commercial Mortgage Trust, 5.92%	1.8%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	1.0%
Cerberus Loan Funding 51 LLC, 5.64%	1.0%
Eldridge CLO Ltd.	1.0%
Top 10 Total	27.7%

[1]	"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIYAX-093025

Guggenheim Investments	2

Guggenheim Ultra Short Duration Fund

Institutional Class | GIYIX

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Ultra Short Duration Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$34	0.33%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Institutional Class shares) returned 5.21%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and outperforming the fund's secondary index, the Bloomberg 1-3 Month U.S. Treasury Bill Index, which returned 4.47% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income). Spreads were mixed but contributed modestly to performance due to tightening within the fund's investment-grade, Agency residential mortgage-backed securities ("RMBS"), and non-Agency RMBS allocations. Duration detracted from performance over the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Institutional Class	5.21%	3.70%	2.94%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg 1-3 Month U.S. Treasury Bill Index	4.47%	3.04%	2.08%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$561,513,428
Total Number of Portfolio Holdings	309
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$902,862

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns. Prior to November 30, 2018, performance for Institutional Class shares reflects the performance of the Guggenheim Strategy Fund I, which did not charge a management fee and was not publicly offered as a separate investment product.

Guggenheim Investments	1

Guggenheim Ultra Short Duration Fund | Institutional Class | GIYIX	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.25

AAA	27.4%
AA	24.0%
A	14.8%
BBB	11.2%
BB	2.6%
B	0.6%
NR3	3.2%
Other Instruments	16.2%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.25

Israel Government International Bond, 0.50%	4.8%
Government of Japan, 0.42% due 12/08/25	4.8%
SPDR S&P 500 ETF Trust	4.7%
iShares Core S&P 500 ETF	4.5%
Freddie Mac, 5.00%	2.2%
BCC Middle Market CLO 2019-1 LLC, 5.72%	1.9%
BX Commercial Mortgage Trust, 5.92%	1.8%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	1.0%
Cerberus Loan Funding 51 LLC, 5.64%	1.0%
Eldridge CLO Ltd.	1.0%
Top 10 Total	27.7%

[1]	"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIYIX-093025

Guggenheim Investments	2

(b)	Not applicable

Item 2.	Code of Ethics.

The registrant’s Board of Trustees has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. No substantive amendments were approved or waivers were granted to the code of ethics during the period covered by this report. The code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee (the “Audit Committee”), Sandra G. Sponem. Ms. Sponem is “independent,” meaning that she is not an “interested person” of the registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act) and she does not accept any consulting, advisory, or other compensatory fee from the registrant (except in her capacity as a Board or committee member).

(Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the audit committee or Board of Trustees.)

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: the aggregate Audit Fees billed by the registrant’s principal accountant for professional services rendered for the audit of the annual financial statements, or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $613,754 and $706,919 for the fiscal years ended September 30, 2025 and September 30, 2024, respectively.

(b)	Audit-Related Fees: the aggregate Audit-Related Fees billed by the registrant’s principal accountant for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 and $14,906 for the fiscal years ended September 30, 2025 and September 30, 2024, respectively. The reported amount relating to the fiscal year ended September 30, 2024 comprised Audit-Related Fees for consents required by the Trust pursuant to a Plan of Reorganization for certain of the Funds.

(c)	Tax Fees: the aggregate Tax Fees billed by the registrant’s principal accountant for professional services rendered for tax compliance, tax advice and tax planning including preparation of tax returns and distribution assistance were $141,776 and $226,776 for the fiscal years ended September 30, 2025 and September 30, 2024, respectively. These services consisted of (i) preparation of U.S. federal, state and excise tax returns; (ii) U.S. federal and state tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired and (iv) review of U.S. federal excise distribution calculations.

(d)	All Other Fees: the aggregate All Other Fees billed by the registrant’s principal accountant for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item 4, were $0 and $0 for the fiscal years ended September 30, 2025 and September 30, 2024, respectively.

(e)	Audit Committee Pre-Approval Policies and Procedures.

(1) The registrant’s pre-approval policy requires the Audit Committee to pre-approve any engagement of the registrant’s independent auditors to provide any services, other than “prohibited non-audit services,” to the registrant, including the fees and other compensation to be paid to the independent auditors (unless an exception is available under Rule 2-01 of Regulation S-X). The independent auditors or the Chief Accounting Officer of the registrant (or an officer of the registrant who reports to the Chief Accounting Officer) report to the Audit Committee at each of its regular scheduled meetings all audit, audit-related and permissible non-audit services initiated since the last such report (unless the services were contained in the initial audit plan, as previously presented to, and approved by, the Audit Committee). The report includes a general description of the services and projected fees, and the means by which such services were approved by the Audit Committee. The Audit Committee is also required to pre-approve any engagement of the registrant’s independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the registrant’s investment adviser (or any “control affiliate” of the investment adviser providing ongoing services to the registrant), if the engagement relates directly to the operations or financial reporting of the registrant (unless an exception is available under Rule 2-01 of Regulation S-X).

(2) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Non-Audit Fees. The aggregate non-audit fees billed by the registrant's accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $141,776 and $241,682, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant’s principal accountant for audit services rendered to the registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	Auditor Independence. The registrant’s Audit Committee was provided with information relating to the provision of non-audit services by Ernst & Young, LLP to the registrant’s investment adviser (not including any sub adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved by the Audit Committee so that a determination could be made whether the provision of such services is compatible with maintaining Ernst & Young, LLP’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	Not applicable to this registrant.

(b)	Not applicable to this registrant

Item 6.	Investments.

(a)	The Schedule of Investments is included under Item 7 of this Form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

9.30.2025

Guggenheim Funds Annual Financial Report

Guggenheim Funds Trust
Guggenheim Active INvestment Series (GAINS) – Core Plus Fund
Guggenheim Active INvestment Series (GAINS) – Limited Duration Fund
Guggenheim Core Bond Fund
Guggenheim Floating Rate Strategies Fund
Guggenheim High Yield Fund
Guggenheim Limited Duration Fund
Guggenheim Macro Opportunities Fund
Guggenheim Municipal Income Fund
Guggenheim Total Return Bond Fund
Guggenheim Ultra Short Duration Fund

GuggenheimInvestments.com

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC.

TABLE OF CONTENTS

ITEM 7: FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (ANNUAL FINANCIAL REPORT)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND	2
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND	23
CORE BOND FUND	39
FLOATING RATE STRATEGIES FUND	75
HIGH YIELD FUND	94
LIMITED DURATION FUND	110
MACRO OPPORTUNITIES FUND	146
MUNICIPAL INCOME FUND	190
TOTAL RETURN BOND FUND	200
ULTRA SHORT DURATION FUND	257
NOTES TO FINANCIAL STATEMENTS	273
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	306
OTHER INFORMATION	308
ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	310
ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	311
ITEM 10: REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES	312
ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	313

THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 1

SCHEDULE OF INVESTMENTS	September 30, 2025
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

	Shares	Value
PREFERRED STOCKS† - 1.0%

Financial - 0.9%
Citigroup, Inc.
6.88%††	400,000	$412,223
6.75%††	100,000	101,527
State Street Corp.
6.45%††	50,000	51,588
American National Group, Inc.
7.38%	1,000	25,110
Total Financial		590,448

Energy - 0.1%
Venture Global LNG, Inc.
9.00%1,††	70,000	69,375

Utilities - 0.0%
NextEra Energy Capital Holdings, Inc.
6.50% due 06/01/85	225	5,794
Total Preferred Stocks
(Cost $646,213)		665,617

MONEY MARKET FUNDS***,† - 1.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 3.98%[2]	699,228	699,228
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.00%[2]	29,596	29,596
Total Money Market Funds
(Cost $728,824)		728,824

	Face Amount~
ASSET-BACKED SECURITIES†† - 44.3%
Collateralized Loan Obligations - 25.1%
JCP Direct Lending CLO 2023-1 LLC
2025-1A AJR, 6.11% (3 Month Term SOFR + 1.78%, Rate Floor: 1.78%) due 07/20/37◊,1	1,000,000	1,003,708
2025-1A BR, 6.28% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/20/37◊,1	1,000,000	1,002,483
Neuberger Berman CLO 32R Ltd.
2025-32RA B, 5.98% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 07/20/39◊,1	1,500,000	1,504,096
Golub Capital Partners CLO 49M Ltd.
2025-49A A1R2, 5.84% (3 Month Term SOFR + 1.52%, Rate Floor: 1.52%) due 07/20/38◊,1	1,500,000	1,502,252
Owl Rock CLO X LLC
2025-10A AR, 5.65% (3 Month Term SOFR + 1.39%, Rate Floor: 1.39%) due 04/20/37◊,1	1,300,000	1,303,615

FS Rialto Issuer LLC
2025-FL10 A, 5.52% (1 Month Term SOFR + 1.39%, Rate Floor: 1.39%) due 08/19/42◊,1	300,000	300,227
2025-FL10 B, 5.98% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 08/19/42◊,1	250,000	246,965
2024-FL9 B, 6.43% (1 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 10/19/39◊,1	100,000	100,220
BDS LLC
2025-FL15 B, 6.03% (1 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 03/19/43◊,1	300,000	300,255
2025-FL14 AS, 5.71% (1 Month Term SOFR + 1.57%, Rate Floor: 1.57%) due 10/21/42◊,1	200,000	199,171
2024-FL13 AS, 6.12% (1 Month Term SOFR + 1.99%, Rate Floor: 1.99%) due 09/19/39◊,1	100,000	100,027
Ares Direct Lending CLO 6 LLC
2025-2A B, due 10/16/37◊,1	550,000	550,000
Hlend CLO LLC
2025-4A B, 6.07% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 08/15/37◊,1	300,000	298,990
2025-3A B, 5.97% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 01/20/37◊,1	250,000	249,085
BCRED CLO LLC
2025-1A B, 6.00% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 04/20/37◊,1	500,000	503,167
AGL CLO 39 Ltd.
2025-39A B, 5.71% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 04/20/38◊,1	500,000	501,505
Golub Capital Partners CLO 54M, LP
2025-54A A1R, 5.80% (3 Month Term SOFR + 1.47%, Rate Floor: 1.47%) due 08/05/37◊,1	500,000	499,992
Golub Capital Partners CLO 54M L.P
2025-54A A2R, 5.80% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 08/05/37◊,1	500,000	499,991
STWD Ltd.
2021-FL2 AS, 5.70% (1 Month Term SOFR + 1.56%, Rate Floor: 1.45%) due 04/18/38◊,1	400,000	399,799
PFP Ltd.
2025-12 AS, 5.88% (1 Month Term SOFR + 1.74%, Rate Floor: 1.74%) due 12/18/42◊,1	400,000	399,391

2 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

	Face Amount~	Value
OWL Rock CLO XXII LLC
2025-22A A, 5.42% (3 Month Term SOFR + 1.47%, Rate Floor: 1.47%) due 10/20/37◊,1	300,000	$300,418
BSPRT Issuer LLC
2025-FL12 B, due 01/17/43◊,1	100,000	99,708
2025-FL12 AS, due 01/17/43◊,1	100,000	99,705
2024-FL11 B, 6.44% (1 Month Term SOFR + 2.29%, Rate Floor: 2.29%) due 07/15/39◊,1	100,000	99,565
Fortress Credit Opportunities XXV CLO LLC
2024-25A A1T, 5.91% (3 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 01/15/37◊,1	250,000	251,731
Owl Rock CLO IX LLC
2024-9A BR, 6.05% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 11/22/37◊,1	250,000	251,621
Sound Point CLO Ltd.
2025-1RA C, 6.30% (3 Month Term SOFR + 2.10%, Rate Floor: 2.10%) due 02/20/38◊,1	250,000	251,311
Wellfleet CLO Ltd.
2024-2A BR, 6.18% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/18/37◊,1	250,000	251,058
Palmer Square CLO Ltd.
2024-3A B, 5.93% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 07/20/37◊,1	250,000	250,903
Neuberger Berman Loan Advisers Clo 58 Ltd.
2024-58A B, 5.98% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 10/18/38◊,1	250,000	250,707
Fortress Credit BSL XVI Ltd.
2024-3A BR, 6.18% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/20/35◊,1	250,000	250,402
Greystone CRE Notes LLC
2025-FL4 AS, 6.29% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 01/15/43◊,1	250,000	250,080
Madison Park Funding LXXI Ltd.
2025-71A B, 5.77% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 04/23/38◊,1	250,000	249,625
Elmwood CLO 38 Ltd.
2025-1A B1, 5.73% (3 Month Term SOFR + 1.45%, Rate Floor: 1.45%) due 04/22/38◊,1	250,000	249,575
HPS Private Credit CLO LLC
2025-3A B, 6.31% (3 Month Term SOFR + 2.05%, Rate Floor: 2.05%) due 07/20/37◊,1	250,000	249,264
Ares Direct Lending CLO 3 LLC
2024-3A B, 6.18% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 01/20/37◊,1	250,000	249,162
OWL Rock Clo XXI LLC
2025-21A B, 6.22% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 07/24/34◊,1	250,000	249,152
Owl Rock CLO VII LLC
2025-7A AR, 5.73% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 04/20/38◊,1	250,000	248,750
Cerberus Loan Funding XLVIII LLC
2024-4A AN, 5.97% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 10/15/36◊,1	100,000	100,657
2024-4A C, 6.62% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 10/15/36◊,1	100,000	100,300
AREIT Ltd.
2025-CRE10 A, 5.53% (1 Month Term SOFR + 1.39%, Rate Floor: 1.39%) due 12/17/29◊,1	150,000	150,093
Acrec LLC
2025-FL3 B, 6.08% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 08/18/42◊,1	150,000	148,379
Golub Capital Partners CLO 16M-R3
2025-16A A1R3, 5.95% (3 Month Term SOFR + 1.63%, Rate Floor: 1.63%) due 08/09/39◊,1	150,000	147,558
ABPCI Direct Lending Fund CLO V Ltd.
2024-5A A1RR, 6.53% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 01/20/36◊,1	100,000	101,517
Owl Rock CLO XIII LLC
2023-13A A, 6.55% (3 Month Term SOFR + 2.55%, Rate Floor: 2.55%) due 09/20/35◊,1	100,000	101,210
Barings CLO Ltd.
2024-3A BR, 6.08% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 10/20/37◊,1	100,000	100,226
BCRED MML CLO LLC
2022-1A A1, 5.98% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 04/20/35◊,1	100,000	100,196
TRTX Issuer Ltd.
2025-FL6 A, 5.67% (1 Month Term SOFR + 1.54%, Rate Floor: 1.54%) due 09/18/42◊,1	100,000	99,835
Owl Rock CLO XIX LLC
2024-19A B, 6.23% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 10/22/37◊,1	100,000	99,695

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 3

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

	Face Amount~	Value
Ares Direct Lending CLO 2 LLC
2024-2A B, 6.23% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 10/20/36◊,1	100,000	$99,675
LoanCore
2025-CRE8 B, 5.98% (1 Month Term SOFR + 1.84%, Rate Floor: 1.84%) due 08/17/42◊,1	100,000	99,360
Total Collateralized Loan Obligations		17,016,377

Transport-Aircraft - 5.4%
Slam Ltd.
2024-1A, 5.34% due 09/15/49[1]	936,739	943,866
2025-1A, 5.81% due 05/15/50[1]	244,982	251,252
MAPS Trust
2021-1A, 2.52% due 06/15/46[1]	831,844	795,565
AASET Trust
2025-1A, 5.94% due 02/16/50[1]	239,205	244,383
2024-2A, 5.93% due 09/16/49[1]	232,499	237,083
Navigator Aviation Ltd.
2024-1, 5.40% due 08/15/49[1]	322,917	323,144
Gilead Aviation LLC
2025-1A, 5.79% due 03/15/50[1]	243,836	248,824
ALTDE Trust
2025-1A, 5.90% due 08/15/50[1]	240,491	246,126
Castlelake Aircraft Structured Trust
2025-1A, 5.78% due 02/15/50[1]	238,555	242,232
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[1]	167,847	158,568
Total Transport-Aircraft		3,691,043

Single Family Residence - 2.6%
Tricon Residential Trust
2024-SFR1, 4.75% due 04/17/41[1]	1,500,000	1,494,236
2025-SFR1, 5.50% (1 Month Term SOFR + 1.35%, Rate Floor: 1.35%) due 03/17/42◊,1	100,000	100,142
2024-SFR4, 4.65% due 11/17/41[1]	100,000	99,094
Invitation Homes Trust
2024-SFR1, 4.00% due 09/17/41[1]	100,000	97,017
Total Single Family Residence		1,790,489

Infrastructure - 2.6%
Stack Infrastructure Issuer LLC
2025-1A, 5.00% due 05/25/50[1]	400,000	398,333
QTS Issuer ABS I LLC
2025-1A, 5.44% due 05/25/55[1]	350,000	357,472
Vantage Data Centers LLC
2025-1A, 5.13% due 08/15/55[1]	300,000	301,520
Blue Stream Issuer LLC
2024-1A, 5.41% due 11/20/54[1]	200,000	202,283
Switch ABS Issuer LLC
2025-1A, 5.04% due 03/25/55[1]	200,000	198,143
Hotwire Funding LLC
2024-1A, 6.67% due 06/20/54[1]	150,000	153,361
Vantage Data Centers Issuer LLC
2024-1A, 5.10% due 09/15/54[1]	100,000	100,215
SBA Tower Trust
4.83% due 10/15/29[1]	50,000	50,323
Total Infrastructure		1,761,650

Whole Business - 1.9%
SERVPRO Master Issuer LLC
2024-1A, 6.17% due 01/25/54[1]	394,000	407,103
Taco Bell Funding LLC
2025-1A, 5.05% due 08/25/55[1]	150,000	150,356
2025-1A, 4.82% due 08/25/55[1]	150,000	150,313
DB Master Finance LLC
2021-1A, 2.49% due 11/20/51[1]	221,375	208,637
Wingstop Funding LLC
2024-1A, 5.86% due 12/05/54[1]	100,000	103,486
Five Guys Holdings, Inc.
2023-1A, 7.55% due 01/26/54[1]	99,250	103,233
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[1]	95,000	91,738
Subway Funding LLC
2024-3A, 5.91% due 07/30/54[1]	49,625	49,429
Total Whole Business		1,264,295

Unsecured Consumer Loans - 1.7%
GreenSky Home Improvement Issuer Trust
2025-2A, 5.07% due 06/25/60[1]	350,000	353,132
2024-2, 5.26% due 10/27/59[1]	100,000	100,982
UPX HIL Issuer Trust
2025-1, 5.16% due 01/25/47[1]	240,411	241,436
Service Experts Issuer LLC
2025-1A, 5.38% due 01/20/37[1]	192,527	193,189
Foundation Finance Trust
2025-1A, 5.55% due 04/15/50[1]	100,000	101,065
2024-2A, 4.93% due 03/15/50[1]	90,476	90,660
Stream Innovations Issuer Trust
2024-2A, 5.21% due 02/15/45[1]	74,411	75,363
Total Unsecured Consumer Loans		1,155,827

Automotive - 1.4%
Avis Budget Rental Car Funding AESOP LLC
2025-2A, 5.51% due 08/20/31[1]	900,000	926,339

Financial - 1.4%
Obsidian Issuer LLC
2025-1A, 6.93% due 05/15/55†††,1	250,000	250,000
Metis Issuer, LLC
6.89% due 05/15/55†††	250,000	246,264
HarbourVest Partners LLC
6.57% (3 Month Term SOFR + 2.55%, Rate Floor: 2.55%) due 09/15/30◊	200,000	200,000
Station Place Securitization Trust
2024-SP4, 5.45% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,1	75,000	75,000
2024-SP3, 5.45% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,1	50,000	50,000

4 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

	Face Amount~	Value
Ceamer Finance LLC
6.79% due 11/15/39†††	96,522	$99,188
Total Financial		920,452

Net Lease - 0.9%
STORE Master Funding LLC
2025-1A, 5.17% due 10/20/55[1]	350,000	350,464
Store Master Funding I-VII XIV XIX XX XXIV XXII
2024-1A, 5.70% due 05/20/54[1]	99,292	101,628
Tenet Equity Funding LLC
2024-1A, 5.49% due 10/20/54[1]	99,778	100,568
Capital Automotive REIT
2024-3A, 4.55% due 10/15/54[1]	98,750	94,905
Total Net Lease		647,565

Insurance - 0.6%
Dogwood State Bank
6.45% due 06/24/32†††	399,990	402,282

Collateralized Debt Obligations - 0.3%
Anchorage Credit Funding 3 Ltd.
2021-3A A1R, 2.87% due 01/28/39[1]	250,000	239,548

Transport-Container - 0.3%
CLI Funding IX LLC
2025-1A, 5.35% due 06/20/50[1]	194,917	197,589

Asset-Backed Securities - 0.1%
SSI Issuer LLC
2025-1, 6.15% due 07/25/65[1]	98,552	99,703
Total Asset-Backed Securities
(Cost $29,948,092)		30,113,159

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 43.6%
Residential Mortgage-Backed Securities - 24.2%
PRPM LLC
2025-5, 5.73% due 07/25/30[1,4]	984,541	985,465
2025-RCF3, 5.25% due 07/25/55[1,4]	772,554	775,467
2025-7, 5.50% due 08/25/30[1,4]	348,760	349,266
2025-6, 5.77% due 08/25/28[1,4]	190,493	190,691
2025-RPL3, 3.25% due 04/25/55[1,4]	200,000	188,557
2025-2, 6.47% due 05/25/30[1,4]	186,362	187,039
2024-5, 5.69% due 09/25/29[1,4]	125,219	125,244
2024-6, 5.70% due 11/25/29[1,4]	90,077	90,126
RCKT Mortgage Trust
2025-CES5, 5.69% due 05/25/55[1,4]	1,425,332	1,444,875
2025-CES1, 5.65% due 01/25/45[1,4]	259,625	262,659
2025-CES6, 5.47% due 06/25/55[1,4]	239,496	241,894
FIGRE Trust
2024-HE2, 6.38% (WAC) due 05/25/54◊,1	359,334	368,541
2025-HE1, 5.93% (WAC) due 01/25/55◊,1	257,691	260,879
2025-PF1, 5.91% (WAC) due 06/25/55◊,1	180,076	182,442
2025-PF2, 5.02% (WAC) due 10/25/55◊,1	150,000	149,859
2024-HE6, 5.97% (WAC) due 12/25/54◊,1	126,641	127,394
2024-HE5, 5.44% (WAC) due 10/25/54◊,1	120,259	121,575
2024-HE4, 5.06% (WAC) due 09/25/54◊,1	78,515	78,803
OBX Trust
2024-NQM18, 5.87% due 10/25/64[1,4]	285,382	287,597
2025-NQM2, 5.95% due 11/25/64[1,4]	214,196	215,687
2025-NQM13, 5.82% due 05/25/65[1,4]	144,252	145,440
2024-NQM1, 5.70% due 12/25/64[1,4]	88,422	89,031
2024-NQM1, 5.85% due 12/25/64[1,4]	88,422	88,910
2024-NQM15, 5.72% due 10/25/64[1,4]	81,520	81,963
2024-NQM16, 5.73% due 10/25/64[1,4]	78,105	78,605
2024-NQM12, 5.83% due 07/25/64[1,4]	76,997	77,310
2024-NQM13, 5.37% due 06/25/64[1,4]	74,145	74,266
PMT Loan Trust
2025-INV8, 6.00% (WAC) due 07/25/56◊,1	392,360	395,332
2025-INV7, 6.00% (WAC) due 06/25/56◊,1	387,997	394,590
Cross Mortgage Trust
2025-H1, 5.99% due 02/25/70[1,4]	267,764	269,801
2025-H2, 5.66% due 03/25/70[1,4]	227,888	228,801
2025-H6, 5.54% due 07/25/70[1,4]	197,413	198,076
2024-H7, 5.97% due 11/25/69[1,4]	84,625	85,197
GCAT Trust
2025-NQM4, 5.73% due 06/25/70[1,4]	245,559	247,477
2025-NQM3, 5.96% due 05/25/70[1,4]	240,353	242,351
2025-INV3, 6.00% (WAC) due 08/25/55◊,1	197,667	201,084
2022-NQM3, 4.35% (WAC) due 04/25/67◊,1	77,411	77,137
Verus Securitization Trust
2025-5, 5.68% due 06/25/70[1,4]	434,133	435,631
2023-3, 6.74% due 03/25/68[1,4]	110,493	110,825
2025-2, 5.51% due 03/25/70[1,4]	91,641	92,053
2024-9, 5.89% due 11/25/69[1,4]	89,209	89,731
Long Beach Mortgage Loan Trust 2006-9
2006-9, 4.49% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 10/25/36◊	1,160,740	359,132
2006-9, 4.59% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 10/25/36◊	936,243	281,997
BRAVO Residential Funding Trust
2025-NQM4, 5.61% due 02/25/65[1,4]	227,209	229,307
2025-CES1, 5.70% due 02/25/55[1,4]	139,217	140,510
2025-NQM1, 5.91% due 12/25/64[1,4]	132,108	132,887
2024-NQM5, 6.16% due 06/25/64[1,4]	112,957	113,802
2024-NQM6, 5.66% due 08/01/64[1,4]	75,757	76,129
Morgan Stanley ABS Capital I Incorporated Trust
2007-HE2, 4.48% (1 Month Term SOFR + 0.32%, Rate Floor: 0.21%) due 01/25/37◊	892,267	408,649
Carrington Mortgage Loan Trust Series
2005-NC3, 5.32% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 06/25/35◊	400,000	376,566
Saluda Grade Alternative Mortgage Trust
2025-LOC4, 6.11% (30 Day Average SOFR + 1.75%, Rate Floor: 0.00%) due 06/25/55◊,1	372,295	372,919
LHOME Mortgage Trust
2025-RTL3, 5.24% due 08/25/40[1]	250,000	250,666

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 5

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

	Face Amount~	Value
2024-RTL5, 5.32% due 09/25/39[1,4]	100,000	$100,387
WaMu Asset-Backed Certificates WaMu Series 2007-HE2 Trust
2007-HE2, 4.49% (1 Month Term SOFR + 0.33%, Rate Floor: 0.33%) due 04/25/37◊	978,945	340,793
Sequoia Mortgage Trust
2025-5, 5.50% (WAC) due 06/25/55◊,1	227,123	228,323
2025-6, 5.50% (WAC) due 07/25/55◊,1	92,831	93,311
JP Morgan Mortgage Trust
2025-1, 6.00% (WAC) due 06/25/55◊,1	166,927	169,296
2024-NQM1, 5.95% due 02/25/64[1,4]	122,624	123,513
HOMES Trust
2025-NQM1, 5.96% due 01/25/70[1,4]	183,880	185,010
2024-AFC2, 5.98% due 10/25/59[1,4]	85,147	85,667
Provident Funding Mortgage Trust
2025-4, 5.50% (WAC) due 09/25/55◊,1	150,000	149,952
2025-1, 5.50% (WAC) due 02/25/55◊,1	91,709	92,194
NYMT Loan Trust
2025-CP1, 3.75% (WAC) due 11/25/69◊,1	244,813	234,785
Anchor Mortgage Trust
2025-RTL1, 5.72% due 05/25/40[1]	200,000	201,002
Morgan Stanley Residential Mortgage Loan Trust
2025-NQM3, 5.76% due 05/25/70[1,4]	185,234	186,542
New Residential Mortgage Loan Trust
2025-NQM3, 5.53% due 05/25/65[1]	91,752	92,655
2024-NQM2, 5.42% due 09/25/64[1]	78,543	78,766
Towd Point Mortgage Trust
2024-4, 4.50% (WAC) due 10/27/64◊,1	85,151	85,305
2023-CES2, 7.29% (WAC) due 10/25/63◊,1	55,644	56,509
Chase Home Lending Mortgage Trust
2025-5, 5.50% (WAC) due 04/25/56◊,1	139,658	140,501
EFMT
2025-CES1, 5.73% due 01/25/60[1,4]	137,032	138,681
Mill City Securities Ltd.
2024-RS2, 3.00% due 08/01/69[1,4]	74,883	70,577
2024-RS1, 3.00% due 11/01/69[1,4]	61,523	57,447
Mill City Mortgage Loan Trust
2021-NMR1, 2.50% (WAC) due 11/25/60◊,1	120,000	100,899
Finance of America HECM Buyout
2024-HB1, 5.00% (WAC) due 10/01/34◊,1	100,000	99,845
COLT Mortgage Loan Trust
2025-3, 5.56% due 03/25/70[1,4]	90,563	90,973
ATLX Trust
2024-RPL1, 3.85% due 04/25/64[1,4]	90,418	87,710
Citigroup Mortgage Loan Trust, Inc.
2022-A, 9.17% due 09/25/62[1,4]	73,886	74,088
Total Residential Mortgage-Backed Securities		16,444,966

Government Agency - 17.7%
Uniform MBS 30 Year
3.00% due 12/01/25[3]	11,000,000	9,747,338
Uniform MBS 15 Year
4.50% due 12/01/25[3]	503,060	502,332
4.50% due 11/01/25[3]	476,940	476,380
Fannie Mae
5.00% due 10/25/51[5]	395,812	396,276
5.69% due 07/01/55[5]	249,784	254,331
Freddie Mac
5.50% due 07/25/53[5]	401,529	407,331
5.25% due 04/25/53[5]	238,561	240,851
Total Government Agency		12,024,839

Commercial Mortgage-Backed Securities - 1.6%
MILE Trust
2025-STNE, 5.85% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 07/15/42◊,1	900,000	900,281
RWC Commercial Mortgage Trust
2025-1, due 06/25/40[1,3]	150,000	149,809
BXHPP Trust
2021-FILM, 5.37% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,1	25,000	22,839
Total Commercial Mortgage-Backed Securities		1,072,929

Military Housing - 0.1%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 0.70% (WAC) due 10/25/52◊,1,6	902,499	51,260
Total Collateralized Mortgage Obligations
(Cost $29,534,449)		29,593,994

CORPORATE BONDS†† - 19.4%
Financial - 8.7%
Encore Capital Group, Inc.
6.63% due 04/15/31[1]	450,000	448,690
GA Global Funding Trust
4.50% due 09/18/30[1]	450,000	446,380
UWM Holdings LLC
6.25% due 03/15/31[1]	200,000	199,048
6.63% due 02/01/30[1]	150,000	152,593
Citadel Securities Global Holdings LLC
6.20% due 06/18/35[1]	250,000	262,619
MidCap Funding XLVI Trust
6.72% (1 Month Term SOFR + 2.50%, Rate Floor: 0.00%) due 04/15/28◊,†††	250,000	250,000
Pershing Square Holdings Ltd.
3.25% due 11/15/30	250,000	230,121
Nippon Life Insurance Co.
6.50% due 04/30/55[1,7]	200,000	215,347
AmFam Holdings, Inc.
3.83% due 03/11/51[1]	325,000	214,311
Fidelis Insurance Holdings Ltd.
7.75% due 06/15/55[7]	200,000	213,649
Meiji Yasuda Life Insurance Co.
6.10% due 06/11/55[1,5,7]	200,000	208,093
Equities AB
5.85% due 05/08/35[1,5]	200,000	206,516

6 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

	Face Amount~		Value
Allianz SE
6.55% [1,7,8]		200,000	$206,480
Nassau Companies of New York
7.88% due 07/15/30[1]		200,000	204,263
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[1]		200,000	193,237
Jane Street Group / JSG Finance, Inc.
6.13% due 11/01/32[1]		190,000	192,576
Hunt Companies, Inc.
5.25% due 04/15/29[1]		195,000	190,114
OneMain Finance Corp.
7.50% due 05/15/31		130,000	135,897
6.63% due 05/15/29		50,000	51,394
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[1]		180,000	186,171
Americo Life, Inc.
3.45% due 04/15/31[1,5]		200,000	180,359
Blue Owl IV SR SEC A
5.94% due 09/04/45†††		156,000	156,000
Blue Owl IV SR SEC B
5.94% due 09/04/45†††		144,000	144,000
American National Group, Inc.
7.00% due 12/01/55[7]		125,000	128,822
Focus Financial Partners LLC
6.75% due 09/15/31[1]		125,000	128,015
Belrose Funding Trust II
6.79% due 05/15/55[1,5]		100,000	108,294
Equitable Holdings, Inc.
6.70% due 03/28/55[5,7]		77,000	80,254
MetLife, Inc.
6.35% due 03/15/55[5,7]		70,000	74,373
American National Global Funding
5.25% due 06/03/30[1]		60,000	61,184
Symetra Life Insurance Co.
6.55% due 10/01/55[1]		50,000	53,044
Enstar Group Ltd.
7.50% due 04/01/45[1,7]		50,000	52,146
Ascot Group Ltd.
6.35% due 06/15/35[1,7]		50,000	52,118
Fortitude Group Holdings LLC
6.25% due 04/01/30[1,5]		50,000	51,915
Rocket Companies, Inc.
6.38% due 08/01/33[1]		50,000	51,606
PennyMac Financial Services, Inc.
6.75% due 02/15/34[1]		50,000	51,004
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[1]		50,000	48,976
Reinsurance Group of America, Inc.
6.65% due 09/15/55[7]		30,000	31,491
Farmers Insurance Exchange
7.00% due 10/15/64[1,5,7]		20,000	20,760
Ryan Specialty LLC
5.88% due 08/01/32[1]		13,000	13,145
Total Financial			5,895,005

Utilities - 2.2%
QTS Corp.
5.42% due 08/21/32†††		775,000	775,171
ContourGlobal Power Holdings S.A.
6.75% due 02/28/30[1]		200,000	207,748
Dominion Energy, Inc.
6.20% due 02/15/56[7]		150,000	150,982
6.00% due 02/15/56[7]		50,000	50,358
NextEra Energy Capital Holdings, Inc.
6.38% due 08/15/55[7]		144,000	149,524
Terraform Global Operating, LP
6.13% due 03/01/26[1]		58,000	57,267
PacifiCorp
7.38% due 09/15/55[7]		50,000	52,641
Sierra Pacific Power Co.
6.20% due 12/15/55[7]		50,000	50,044
Southern Co.
3.75% due 09/15/51[7]		29,000	28,613
Total Utilities			1,522,348

Consumer, Non-cyclical - 1.9%
ADT Security Corp.
4.88% due 07/15/32[1]		400,000	387,379
IQVIA, Inc.
6.25% due 06/01/32[1]		200,000	205,628
Becle, SAB de CV
2.50% due 10/14/31[1]		200,000	172,803
Brink’s Co.
6.75% due 06/15/32[1]		150,000	156,022
Albion Financing 1 SARL / Aggreko Holdings, Inc.
5.38% due 05/21/30	EUR	100,000	121,814
Darling Global Finance B.V.
4.50% due 06/15/32[1]	EUR	100,000	118,556
Health Care Service Corporation A Mutual Legal Reserve Co.
5.88% due 06/15/54[1]		50,000	49,128
AMN Healthcare, Inc.
4.63% due 10/01/27[1]		25,000	24,990
Graham Holdings Co.
5.75% due 06/01/26[1]		25,000	24,990
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75% due 04/15/26[1]		5,000	5,020
Total Consumer, Non-cyclical			1,266,330

Industrial - 1.9%
Prime Property Fund
5.81% due 07/15/35†††		300,000	301,506
Terminal Investment Ltd.
5.63% due 07/09/32†††		200,000	201,367
Builders FirstSource, Inc.
6.38% due 03/01/34[1]		185,000	190,570
Emerald Debt Merger Sub LLC
6.38% due 12/15/30	EUR	100,000	122,679
Lottomatica Group SpA
4.88% due 01/31/31[1]	EUR	100,000	120,994

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 7

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

	Face Amount~		Value
Atkore, Inc.
4.25% due 06/01/31[1]		125,000	$116,498
Hope Gas Holdings LLC
6.18% due 09/01/37†††		100,000	100,642
FedEx Corp.
4.10% due 02/01/45[1]		75,000	58,706
Amsted Industries, Inc.
6.38% due 03/15/33[1]		45,000	46,187
Total Industrial			1,259,149

Energy - 1.4%
HF Sinclair Corp.
6.25% due 01/15/35[5]		150,000	156,795
5.50% due 09/01/32		100,000	101,648
Parkland Corp.
6.63% due 08/15/32[1]		185,000	190,099
ITT Holdings LLC
6.50% due 08/01/29[1]		145,000	142,555
Venture Global Plaquemines LNG LLC
7.50% due 05/01/33[1]		120,000	132,601
Phillips 66 Co.
6.20% due 03/15/56[7]		75,000	75,201
ONEOK, Inc.
7.15% due 01/15/51[5]		50,000	56,021
MPLX, LP
5.65% due 03/01/53[5]		50,000	47,194
Vnom Sub, Inc.
5.38% due 11/01/27[1]		25,000	25,004
Total Energy			927,118

Technology - 1.1%
Oracle Corp.
5.20% due 09/26/35		225,000	226,239
5.95% due 09/26/55		150,000	149,539
4.80% due 09/26/32		75,000	75,090
5.88% due 09/26/45		50,000	50,136
6.10% due 09/26/65		50,000	49,908
Foundry JV Holdco LLC
5.90% due 01/25/33[1]		200,000	210,897
Total Technology			761,809

Consumer, Cyclical - 1.1%
Allwyn Entertainment Financing UK plc
7.25% due 04/30/30	EUR	180,000	222,194
JB Poindexter & Company, Inc.
8.75% due 12/15/31[1]		185,000	193,760
Six Flags Entertainment Corporation /Six Flags Theme Parks Incorporated/ Canada’s Wonderland Co.
6.63% due 05/01/32[1]		175,000	178,292
AS Mileage Plan IP Ltd.
5.31% due 10/20/31[1,5]		50,000	49,769
Whirlpool Corp.
4.50% due 06/01/46		50,000	38,149
4.60% due 05/15/50		10,000	7,475
Clarios Global Limited Partnership / Clarios US Finance Co.
6.75% due 02/15/30[1]		40,000	41,320
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
6.25% due 03/15/33[1]		25,000	25,387
Total Consumer, Cyclical			756,346

Communications - 0.7%
British Telecommunications plc
4.88% due 11/23/81[1,7]		205,000	196,632
Bell Telephone Company of Canada or Bell Canada
6.88% due 09/15/55[7]		100,000	103,743
7.00% due 09/15/55[7]		50,000	52,255
TELUS Corp.
7.00% due 10/15/55[7]		50,000	52,721
6.63% due 10/15/55[7]		50,000	51,476
Rogers Communications, Inc.
7.13% due 04/15/55[7]		50,000	53,008
Total Communications			509,835

Basic Materials - 0.4%
Alumina Pty Ltd.
6.38% due 09/15/32[1]		200,000	205,027
Dow Chemical Co.
6.90% due 05/15/53[5]		50,000	53,422
Total Basic Materials			258,449

Total Corporate Bonds
(Cost $12,887,306)			13,156,389

SENIOR FLOATING RATE INTERESTS††,◊ - 10.7%
Industrial - 2.1%
Merlin Buyer, Inc.
due 12/14/28		249,354	249,978
Herc Holdings, Inc.
6.25% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/20/32		200,000	200,750
Park River Holdings, Inc.
7.80% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 12/28/27		200,000	199,728
Brown Group Holding LLC
6.99% ((1 Month Term SOFR + 2.75%) and (3 Month Term SOFR + 2.75%), Rate Floor: 3.25%) due 07/01/31		198,995	199,319
Knife River Corp.
6.12% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/08/32		149,250	149,390
Hunter Douglas, Inc.
7.25% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/17/32		148,875	148,875
Albion Financing 3 SARL
7.21% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 05/01/31		100,000	100,188

8 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

	Face Amount~	Value
Cognita Ltd.
7.87% (6 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 10/27/31	49,626	$49,750
StandardAero
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	49,625	49,623
United Airlines, Inc.
6.20% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 02/22/31	49,497	49,580
TransDigm, Inc.
6.50% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/19/32	24,750	24,733
Service Logic Acquisition, Inc.
7.31% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 10/29/27	24,688	24,704
Capstone Acquisition Holdings, Inc.
8.76% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 11/12/29†††	9,126	9,084
Total Industrial		1,455,702

Consumer, Cyclical - 2.0%
Peer Holding III BV
due 09/25/32	450,000	450,000
Grant Thornton Advisors LLC
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 05/30/31	200,000	199,540
6.66% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 06/02/31	199,000	197,645
Clarios Global, LP
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/28/32	150,000	149,954
Pacific Bells LLC
7.75% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/13/28	99,229	99,559
Flutter Entertainment plc
6.00% (3 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 06/04/32	99,750	99,556
Caesars Entertainment, Inc.
6.41% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 02/06/30	97,605	97,274
Belron Finance US LLC
6.74% (3 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 10/16/31	59,550	59,811
PCI Gaming Authority, Inc.
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/18/31	29,625	29,549
Tripadvisor, Inc.
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/08/31	9,950	9,709
Total Consumer, Cyclical		1,392,597

Financial - 1.9%
HighTower Holding LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 02/03/32	249,375	248,909
Focus Financial Partners LLC
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/15/31	174,373	174,390
Kroll, Inc.
9.81% (3 Month Term SOFR + 3.00%, Rate Floor: 7.06%) (in-kind rate was 2.75%) due 09/12/32[9]	150,000	149,414
Worldpay
6.00% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/31/31	149,250	149,313
Amwins Group, Inc.
6.25% (3 Month Term SOFR + 2.25%, Rate Floor: 3.00%) due 01/30/32	148,875	148,777
Jane Street Group LLC
6.20% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/15/31	148,828	147,588
Asurion LLC
8.41% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 09/19/30	119,548	119,044
Ardonagh Midco 3 plc
6.94% ((3 Month Term SOFR + 2.75%) and (6 Month Term SOFR + 2.75%), Rate Floor: 2.75%) due 02/18/31	99,501	98,920
CPI Holdco B LLC
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/17/31	49,874	49,812
Total Financial		1,286,167

Consumer, Non-cyclical - 1.7%
Bombardier Recreational Products, Inc.
due 01/22/31	350,000	350,221
Sazerac Co Inc.
6.70% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 07/09/32	250,000	251,390
Recess Holdings, Inc.
8.07% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 02/20/30	199,497	200,068
Skechers
7.31% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/28/32	150,000	150,625
Aramark Services, Inc.
6.17% ((1 Month Term SOFR + 2.00%) and (3 Month Term SOFR + 2.00%), Rate Floor: 2.00%) due 06/24/30	144,289	144,439
Froneri US, Inc.
6.20% (6 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 09/30/31	24,875	24,673
HAH Group Holding Co. LLC
9.16% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31	5,357	4,809
Total Consumer, Non-cyclical		1,126,225

Technology - 1.3%
Team.Blue Finco SARL
3.25% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/12/32	450,000	449,158

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 9

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

	Face Amount~		Value
Clearwater Analytics, LLC
6.46% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/10/32		150,000	$150,000
CCC Intelligent Solutions, Inc.
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 01/23/32		148,875	148,643
DS Admiral Bidco LLC
8.41% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/26/31		107,538	107,359
Total Technology			855,160

Energy - 0.6%
Whitewater Matterhorn Holdings LLC
6.31% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 05/12/32		200,000	199,782
Colonial Pipeline
6.06% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 07/30/32		100,000	99,359
Par Petroleum LLC
8.03% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/28/30		59,543	59,394
ITT Holdings LLC
6.64% (1 Month Term SOFR + 2.48%, Rate Floor: 2.98%) due 10/11/30		49,499	49,484
Total Energy			408,019

Communications - 0.6%
TKO Group Holdings, Inc.
due 11/21/31		199,500	199,717
UPC Financing Partnership
6.69% (6 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/29/32		75,000	74,732
Level 3 Financing, Inc.
8.42% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/29/32		70,000	70,000
Speedster Bidco GmbH
7.24% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 12/10/31		49,750	49,782
Total Communications			394,231

Utilities - 0.3%
AL GCX Holdings LLC
6.22% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/30/32		148,872	148,407
Calpine Construction Finance Company, LP
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/31/30		25,000	24,997
Total Utilities			173,404

Basic Materials - 0.2%
SCIH Salt Holdings, Inc.
7.20% (6 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 01/31/29		99,250	99,321
Arsenal AIC Parent LLC
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/19/30		58,155	58,064
Total Basic Materials			157,385

Total Senior Floating Rate Interests
(Cost $7,227,873)			7,248,890

U.S. TREASURY BILLS†† - 1.4%
U.S. Treasury Bills
3.95% due 10/23/25[10]		970,000	967,613
Total U.S. Treasury Bills
(Cost $967,595)			967,613

SENIOR FIXED RATE INTERESTS†† - 0.5%
Industrial - 0.5%
Cognita Ltd.
7.84% due 10/27/31		349,125	349,998
Total Senior Fixed Rate Interests
(Cost $348,273)			349,998

FOREIGN GOVERNMENT DEBT†† - 0.4%
Eagle Funding Luxco SARL
5.50% due 08/17/30[1]		250,000	253,640
Total Foreign Government Debt
(Cost $249,384)			253,640

	Contracts/ Notional Value
OTC INTEREST RATE SWAPTIONS PURCHASED†† - 0.1%
Call Swaptions on:
Interest Rate Swaptions
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $3.50	USD	2,160,000	27,260
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $3.50	USD	1,080,000	13,630
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $3.50	USD	1,080,000	13,630
Total Interest Rate Call Swaptions			54,520

Total OTC Interest Rate Swaptions Purchased
(Cost $51,894)			54,520

10 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

	Contracts/ Notional Value		Value
OTC OPTIONS PURCHASED†† - 0.0%
Put Options on: Foreign Exchange Options
Goldman Sachs International Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.73	USD	177,000	$2,279
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $1,486,375)	EUR	1,265,000	2,222
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $1,330,100)	EUR	1,132,000	1,903
Goldman Sachs International Foreign Exchange USD/JPY Expiring May 2026 with strike price of $123.50	USD	64,000	1,886
Goldman Sachs International Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.64	USD	142,000	1,828
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $1,164,425)	EUR	991,000	1,693
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $1,164,425)	EUR	991,000	1,693
Goldman Sachs International Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $659,175)	EUR	561,000	959
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	395,000	836
JPMorgan Chase Bank, N.A. Foreign Exchange USD/JPY Expiring May 2026 with strike price of $123.50	USD	15,000	442
Bank of America, N.A. Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.63	USD	31,000	399
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	119,000	252
Goldman Sachs International Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	36,000	76
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $119,850)	EUR	102,000	—
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $119,850)	EUR	102,000	—
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $83,425)	EUR	71,000	—
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $36,425)	EUR	31,000	—
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $35,250)	EUR	30,000	—
BNP Paribas Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $5,875)	EUR	5,000	—
Total Foreign Exchange Options			16,468

Total OTC Options Purchased
(Cost $62,265)			16,468

Total Investments - 122.5%
(Cost $82,652,168)			$83,149,112

OTC OPTIONS WRITTEN†† - (0.0)%
Put Options on: Foreign Exchange Options
Goldman Sachs International Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	36,000	(5)
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	119,000	(16)
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	395,000	(52)
Total Foreign Exchange Options			(73)

Total OTC Options Written
(Premiums received $4,343)			(73)

OTC INTEREST RATE SWAPTIONS WRITTEN†† - (0.1)%
Call Options on: Interest Rate Swaptions
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $2.85	USD	712,500	(1,778)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $2.85	USD	712,500	(1,783)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $2.86	USD	712,500	(1,819)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap Expiring August 2026 with strike price of $2.71	USD	712,500	(2,064)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 11

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

	Contracts/ Notional Value		Value
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with strike price of $2.71	USD	712,500	$(2,064)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $2.89	USD	712,500	(2,097)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $2.93	USD	712,500	(2,294)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $2.93	USD	712,500	(2,320)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $2.94	USD	712,500	(2,373)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $2.94	USD	712,500	(2,374)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with strike price of $2.64	USD	997,500	(2,511)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring August 2026 with strike price of $2.64	USD	997,500	(2,511)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with strike price of $2.69	USD	1,140,000	(3,110)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap Expiring August 2026 with strike price of $2.69	USD	1,140,000	(3,110)
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $3.00	USD	1,080,000	(3,806)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $3.00	USD	1,080,000	(3,806)
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $3.00	USD	2,160,000	(7,612)
Total Interest Rate Call Swaptions			(47,432)

Put Options on: Interest Rate Swaptions
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $3.94	USD	712,500	(965)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $3.94	USD	712,500	(965)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $3.93	USD	712,500	(1,016)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $3.93	USD	712,500	(1,030)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $3.89	USD	712,500	(1,174)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $3.86	USD	712,500	(1,190)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $3.85	USD	712,500	(1,219)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $3.85	USD	712,500	(1,224)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap Expiring August 2026 with strike price of $3.71	USD	712,500	(1,502)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with strike price of $3.71	USD	712,500	(1,502)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with strike price of $3.64	USD	997,500	(2,385)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring August 2026 with strike price of $3.64	USD	997,500	(2,385)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with strike price of $3.69	USD	1,140,000	(2,488)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap Expiring August 2026 with strike price of $3.69	USD	1,140,000	(2,488)
Total Interest Rate Swaptions			(21,533)

Total OTC Interest Rate Swaptions Written
(Premiums received $98,221)			(68,965)
Other Assets & Liabilities, net - (22.4)%			(15,201,687)
Total Net Assets - 100.0%			$67,878,387

12 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation (Depreciation)**
J.P. Morgan Securities LLC	ICE	CDX.NA.IG.45.V1	1.00%	Quarterly	12/20/30	$3,500,000	$(79,219)	$(79,655)	$436
J.P. Morgan Securities LLC	ICE	CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	1,850,000	(147,886)	(139,247)	(8,639)
							$(227,105)	$(218,902)	$(8,203)

OTC Credit Default Swap Agreements Protection Purchased††
Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (15-25%)	5.00%	Quarterly	12/20/29	$100,000	$(8,561)	$(5,440)	$(3,121)
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (25-35%)	5.00%	Quarterly	12/20/29	100,000	(15,537)	(13,083)	(2,454)
						$(24,098)	$(18,523)	$(5,575)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation**
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	4.09%	Annually	12/30/29	$5,000,000	$145,327	$(6,849)	$152,176
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	4.12%	Annually	12/30/27	26,200,000	421,448	304,794	116,654
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	4.05%	Annually	01/31/30	4,870,000	134,955	114,201	20,754
								$701,730	$412,146	$289,584

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. International plc	EUR	Sell	609,000	716,062 USD	10/17/25	$240
Toronto-Dominion Bank	EUR	Sell	5,000	5,880 USD	10/15/25	3
Morgan Stanley & Co. International plc	EUR	Sell	12,000	14,088 USD	10/15/25	(15)
Barclays Bank plc	EUR	Sell	6,000	7,004 USD	10/15/25	(47)
						$181

OTC Interest Rate Swaptions Purchased
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
BNP Paribas 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	7.00%	02/13/26	3.50%	$2,160,000	$27,260
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	1,080,000	13,630
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	1,080,000	13,630
								$54,520

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 13

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

OTC Interest Rate Swaptions Written
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
BNP Paribas 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.85%	02/13/26	2.85%	712,500	$(1,778)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.85%	02/13/26	2.85%	712,500	(1,783)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.86%	02/13/26	2.86%	712,500	(1,819)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.71%	08/19/26	2.71%	712,500	(2,064)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.71%	08/19/26	2.71%	712,500	(2,064)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.89%	02/20/26	2.89%	712,500	(2,097)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.93%	02/19/26	2.93%	712,500	(2,294)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.93%	02/19/26	2.93%	712,500	(2,320)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.94%	02/18/26	2.94%	712,500	(2,373)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.94%	02/18/26	2.94%	712,500	(2,374)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.64%	08/13/26	2.64%	997,500	(2,511)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.64%	08/13/26	2.64%	997,500	(2,511)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.69%	08/14/26	2.69%	1,140,000	(3,110)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.69%	08/14/26	2.69%	1,140,000	(3,110)
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	1,080,000	(3,806)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	1,080,000	(3,806)
BNP Paribas 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	6.00%	02/13/26	3.00%	2,160,000	(7,612)
								$(47,432)

14 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

OTC Interest Rate Swaptions Written (concluded)
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Put
BNP Paribas 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.94%	02/18/26	3.94%	712,500	$(965)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.94%	02/18/26	3.94%	712,500	(965)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.93%	02/19/26	3.93%	712,500	(1,016)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.93%	02/19/26	3.93%	712,500	(1,030)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.89%	02/20/26	3.89%	712,500	(1,174)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.86%	02/13/26	3.86%	712,500	(1,190)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.85%	02/13/26	3.85%	712,500	(1,219)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.85%	02/13/26	3.85%	712,500	(1,224)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.71%	08/19/26	3.71%	712,500	(1,502)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.71%	08/19/26	3.71%	712,500	(1,502)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.64%	08/13/26	3.64%	997,500	(2,385)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.64%	08/13/26	3.64%	997,500	(2,385)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.69%	08/14/26	3.69%	1,140,000	(2,488)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.69%	08/14/26	3.69%	1,140,000	(2,488)
								$(21,533)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 15

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $53,223,291 (cost $52,786,959), or 78.4% of total net assets.

[2]	Rate indicated is the 7-day yield as of September 30, 2025.
[3]	Security is unsettled at period end and may not have a stated effective rate.
[4]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at September 30, 2025. See table below for additional step information for each security.

[5]	All or a portion of this security is pledged as reverse repurchase agreement collateral at September 30, 2025.
[6]	Security is an interest-only strip.
[7]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[8]	Perpetual maturity.
[9]	Payment-in-kind security.
[10]	Rate indicated is the effective yield at the time of purchase.
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
CDX.NA.HY.44.V1 — Credit Default Swap North American High Yield Series 44 Index Version 1
CDX.NA.IG.45.V1 — Credit Default Swap North American Investment Grade Series 45 Index Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
ICE — Intercontinental Exchange
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Preferred Stocks	$30,904	$634,713	$—	$665,617
Money Market Funds	728,824	—	—	728,824
Asset-Backed Securities	—	28,990,425	1,122,734	30,113,159
Collateralized Mortgage Obligations	—	29,593,994	—	29,593,994
Corporate Bonds	—	11,227,703	1,928,686	13,156,389
Senior Floating Rate Interests	—	7,239,806	9,084	7,248,890
U.S. Treasury Bills	—	967,613	—	967,613
Senior Fixed Rate Interests	—	349,998	—	349,998
Foreign Government Debt	—	253,640	—	253,640
Interest Rate Swaptions Purchased	—	54,520	—	54,520
Options Purchased	—	16,468	—	16,468
Credit Default Swap Agreements**	—	436	—	436
Interest Rate Swap Agreements**	—	289,584	—	289,584
Forward Foreign Currency Exchange Contracts**	—	243	—	243
Total Assets	$759,728	$79,619,143	$3,060,504	$83,439,375

16 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$—	$73	$—	$73
Interest Rate Swaptions Written	—	68,965	—	68,965
Credit Default Swap Agreements**	—	14,214	—	14,214
Forward Foreign Currency Exchange Contracts**	—	62	—	62
Unfunded Loan Commitments (Note 9)	—	—	43	43
Total Liabilities	$—	$83,314	$43	$83,357

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $2,518,996 are categorized as Level 2 within the disclosure hierarchy — See Note 6.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at September 30, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$747,734	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	250,000	Third Party Pricing	Trade Price	—	—
Asset-Backed Securities	125,000	Third Party Pricing	Broker Quote	—	—
Corporate Bonds	1,378,686	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	300,000	Third Party Pricing	Trade Price	—	—
Corporate Bonds	250,000	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	9,084	Model Price	Purchase Price	—	—
Total Assets	$3,060,504
Liabilities:
Unfunded Loan Commitments	$43	Model Price	Purchase price	—	—

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the year ended September 30, 2025, the Fund had no securities that transferred into or out of Level 3.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 17

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2025
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended September 30, 2025:

	Assets				Liabilities
	Asset- Backed Securities	Corporate Bonds	Senior Floating Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$—	$—	$9,143	$9,143	$(5)
Purchases/(Receipts)	1,125,000	1,925,000	—	3,050,000	(768)
(Sales, maturities and paydowns)/Fundings	(3,489)	—	(70)	(3,559)	—
Amortization of premiums/discounts	—	—	14	14	—
Total realized gains (losses) included in earnings	—	—	—	—	—
Total change in unrealized appreciation (depreciation) included in earnings	1,223	3,686	(3)	4,906	730
Ending Balance	$1,122,734	$1,928,686	$9,084	$3,060,504	$(43)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at September 30, 2025	$1,223	$3,686	$(3)	$4,906	$730

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
ATLX Trust 2024-RPL1, 3.85% due 04/25/64	4.85%	08/01/28	—	—
BRAVO Residential Funding Trust 2025-NQM1, 5.91% due 12/25/64	6.91%	01/01/29	—	—
BRAVO Residential Funding Trust 2025-CES1, 5.70% due 02/25/55	6.70%	03/01/29	—	—
BRAVO Residential Funding Trust 2025-NQM4, 5.61% due 02/25/65	6.61%	04/26/29	—	—
BRAVO Residential Funding Trust 2024-NQM5, 6.16% due 06/25/64	7.16%	07/01/28	—	—
BRAVO Residential Funding Trust 2024-NQM6, 5.66% due 08/01/64	6.66%	08/01/28	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 9.17% due 09/25/62	10.17%	08/25/26	—	—
COLT Mortgage Loan Trust 2025-3, 5.56% due 03/25/70	6.56%	02/01/29	—	—
Cross Mortgage Trust 2024-H7, 5.97% due 11/25/69	6.97%	10/01/28	—	—
Cross Mortgage Trust 2025-H1, 5.99% due 02/25/70	6.99%	01/01/29	—	—
Cross Mortgage Trust 2025-H2, 5.66% due 03/25/70	6.66%	02/01/29	—	—
Cross Mortgage Trust 2025-H6, 5.54% due 07/25/70	6.54%	07/01/29	—	—
EFMT 2025-CES1, 5.73% due 01/25/60	6.73%	02/01/29	—	—
GCAT Trust 2025-NQM3, 5.96% due 05/25/70	6.96%	06/01/29	—	—
GCAT Trust 2025-NQM4, 5.73% due 06/25/70	6.73%	07/01/29	—	—
HOMES Trust 2025-NQM1, 5.96% due 01/25/70	6.96%	01/01/29	—	—
HOMES Trust 2024-AFC2, 5.98% due 10/25/59	6.98%	10/01/28	—	—
JP Morgan Mortgage Trust 2024-NQM1, 5.95% due 02/25/64	6.95%	12/01/28	—	—
LHOME Mortgage Trust 2024-RTL5, 5.32% due 09/25/39	6.32%	03/25/27	—	—
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69	6.00%	12/01/27	—	—

18 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2025
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69	6.00%	10/01/27	—	—
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3, 5.76% due 05/25/70	6.76%	05/01/29	—	—
OBX Trust 2024-NQM15, 5.72% due 10/25/64	6.72%	10/01/28	—	—
OBX Trust 2024-NQM12, 5.83% due 07/25/64	6.83%	08/01/28	—	—
OBX Trust 2024-NQM1, 5.85% due 12/25/64	6.85%	12/01/28	—	—
OBX Trust 2024-NQM1, 5.70% due 12/25/64	6.70%	12/01/28	—	—
OBX Trust 2024-NQM16, 5.73% due 10/25/64	6.73%	10/01/28	—	—
OBX Trust 2025-NQM13, 5.82% due 05/25/65	6.82%	07/01/29	—	—
OBX Trust 2025-NQM2, 5.95% due 11/25/64	6.95%	01/01/29	—	—
OBX Trust 2024-NQM13, 5.37% due 06/25/64	6.37%	08/01/28	—	—
OBX Trust 2024-NQM18, 5.87% due 10/25/64	6.87%	11/01/28	—	—
PRPM LLC 2024-6, 5.70% due 11/25/29	8.70%	11/25/27	9.70%	11/25/28
PRPM LLC 2025-6, 5.77% due 08/25/28	8.77%	08/01/28	9.77%	08/01/29
PRPM LLC 2025-5, 5.73% due 07/25/30	8.73%	07/01/28	9.73%	07/01/29
PRPM LLC 2025-RCF3, 5.25% due 07/25/55	6.25%	07/01/29	—	—
PRPM LLC 2025-RCF3, 5.25% due 07/25/55	6.25%	07/01/29	—	—
PRPM LLC 2025-7, 5.50% due 08/25/30	8.50%	08/01/28	9.50%	08/01/29
PRPM LLC 2025-2, 6.47% due 05/25/30	9.47%	05/01/28	10.47%	05/01/29
PRPM LLC 2024-5, 5.69% due 09/25/29	8.69%	09/25/27	9.69%	09/25/28
PRPM LLC 2025-RPL3, 3.25% due 04/25/55	4.25%	04/01/28	—	—
RCKT Mortgage Trust 2025-CES6, 5.47% due 06/25/55	6.47%	06/01/29	—	—
RCKT Mortgage Trust 2025-CES1, 5.65% due 01/25/45	6.65%	01/01/29	—	—
RCKT Mortgage Trust 2025-CES5, 5.69% due 05/25/55	6.69%	05/01/29	—	—
Verus Securitization Trust 2025-2, 5.51% due 03/25/70	6.51%	03/01/29	—	—
Verus Securitization Trust 2023-3, 6.74% due 03/25/68	7.74%	04/01/27	—	—
Verus Securitization Trust 2024-9, 5.89% due 11/25/69	6.89%	12/01/28	—	—
Verus Securitization Trust 2025-5, 5.68% due 06/25/70	6.68%	06/01/29	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 19

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025

Assets:
Investments, at value (cost $82,652,168)	$83,149,112
Cash	52,438
Segregated cash with broker	222,430
Unamortized upfront premiums paid on interest rate swap agreements	418,995
Unrealized appreciation on forward foreign currency exchange contracts	243
Prepaid expenses	30,968
Receivables:
Securities sold	12,112,677
Interest	532,356
Fund shares sold	370,329
Investment Adviser	43,134
Variation margin on interest rate swap agreements	24,599
Dividends	461
Total assets	96,957,742

Liabilities:
Unfunded loan commitments, at value (Note 9) (commitment fees received $769)	43
Reverse repurchase agreements	2,518,996
Options written, at value (premiums received $102,564)	69,038
Segregated cash due to broker	410,020
Unamortized upfront premiums received on credit default swap agreements	237,425
Unamortized upfront premiums received on interest rate swap agreements	6,849
Unrealized depreciation on OTC swap agreements	5,575
Unrealized depreciation on forward foreign currency exchange contracts	62
Payable for:
Securities purchased	25,492,002
Fund shares redeemed	263,220
Distributions to shareholders	25,571
Fund accounting/administration fees	5,954
Protection fees on credit default swap agreements	4,007
Trustees’ fees*	1,168
Transfer agent/maintenance fees	954
Variation margin on credit default swap agreements	708
Miscellaneous	37,763
Total liabilities	29,079,355
Net assets	$67,878,387

Net assets consist of:
Paid in capital	$66,833,352
Total distributable earnings (loss)	1,045,035
Net assets	$67,878,387
Capital shares outstanding	3,309,834
Net asset value per share	$20.51

STATEMENT OF OPERATIONS
Year Ended September 30, 2025

Investment Income:
Dividends	$1,516
Interest	1,875,267
Total investment income	1,876,783

Expenses:
Transfer agent/maintenance fees	12,001
Professional fees	67,559
Fund accounting/administration fees	62,871
Trustees’ fees*	33,723
Registration fees	25,329
Interest expense	21,050
Printing expenses	14,328
Custodian fees	10,740
Line of credit fees	692
Miscellaneous	7,910
Total expenses	256,203
Less:
Expenses reimbursed by Adviser	(228,597)
Earnings credits applied	(4,755)
Total waived expenses	(233,352)
Net expenses	22,851
Net investment income	1,853,932

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	63,902
Swap agreements	65,992
Futures contracts	18,513
Options purchased	23,111
Options written	(9,572)
Forward foreign currency exchange contracts	(2,338)
Foreign currency transactions	767
Net realized gain	160,375
Net change in unrealized appreciation (depreciation) on:
Investments	533,238
Swap agreements	275,806
Options purchased	(43,171)
Options written	33,526
Forward foreign currency exchange contracts	181
Foreign currency translations	58
Net change in unrealized appreciation (depreciation)	799,638
Net realized and unrealized gain	960,013
Net increase in net assets resulting from operations	$2,813,945

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

20 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2025	Period Ended September 30, 2024[a]
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,853,932	$23,254
Net realized gain on investments	160,375	37
Net change in unrealized appreciation (depreciation) on investments	799,638	7,603
Net increase in net assets resulting from operations	2,813,945	30,894

Distributions to shareholders	(1,738,448)	(23,432)

Capital share transactions:
Proceeds from sale of shares	70,062,377	8,500,000
Distributions reinvested	1,634,810	23,432
Cost of shares redeemed	(13,425,191)	—
Net increase from capital share transactions	58,271,996	8,523,432
Net increase in net assets	59,347,493	8,530,894

Net assets:
Beginning of period	8,530,894	—
End of period	$67,878,387	$8,530,894

Capital share activity:
Shares sold	3,473,496	424,451
Shares issued from reinvestment of distributions	80,562	1,170
Shares redeemed	(669,845)	—
Net increase in shares	2,884,213	425,621

[a]	Since commencement of operations: August 14, 2024.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 21

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the period presented.

	Year Ended September 30, 2025	Period Ended September 30, 2024[a]
Per Share Data
Net asset value, beginning of period	$20.04	$20.00
Income (loss) from investment operations:
Net investment income (loss)[b]	1.19	.14
Net gain (loss) on investments (realized and unrealized)	.41	.04
Total from investment operations	1.60	.18
Less distributions from:
Net investment income	(1.13)	(.14)
Total distributions	(1.13)	(.14)
Net asset value, end of period	$20.51	$20.04

Total Return	8.21%	0.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$67,878	$8,531
Ratios to average net assets:
Net investment income (loss)	5.89%	0.67%
Total expenses	0.81%	0.85%
Net expenses[c,d]	0.09%	— [e]
Portfolio turnover rate	28%	— [f]

[a]	Since commencement of operations: August 14, 2024.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratio for the year ended September 30, 2025 would be 0.00%.
[e]	Less than 0.01%.
[f]	Less than 1.0%.

22 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	September 30, 2025
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

	Shares	Value
PREFERRED STOCKS† - 0.3%

Financial - 0.3%
Citigroup, Inc.††
6.88%	50,000	$51,528
Total Preferred Stocks
(Cost $50,000)		51,528

MONEY MARKET FUNDS***,† - 0.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 3.98%[1]	93,388	93,388
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.00%[1]	18,349	18,349
Total Money Market Funds
(Cost $111,737)		111,737

	Face Amount~
ASSET-BACKED SECURITIES†† - 52.7%
Collateralized Loan Obligations - 31.4%
Owl Rock CLO X LLC
2025-10A AR, 5.65% (3 Month Term SOFR + 1.39%, Rate Floor: 1.39%) due 04/20/37◊,2	700,000	701,947
Hlend CLO LLC
2025-3A A, 5.67% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 01/20/37◊,2	250,000	250,316
2025-4A B, 6.07% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 08/15/37◊,2	150,000	149,495
Owl Rock CLO III Ltd.
2024-3A AR, 6.18% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 04/20/36◊,2	300,000	301,665
Fortress Credit Opportunities XXV CLO LLC
2024-25A A1T, 5.91% (3 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 01/15/37◊,2	250,000	251,731
BCRED CLO LLC
2025-1A B, 6.00% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 04/20/37◊,2	250,000	251,583
Golub Capital Partners CLO 46M Ltd.
2024-46A A1R, 6.14% (3 Month Term SOFR + 1.81%, Rate Floor: 1.81%) due 04/20/37◊,2	250,000	251,370
Palmer Square CLO Ltd.
2024-3A B, 5.93% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 07/20/37◊,2	250,000	250,903

AGL CLO 39 Ltd.
2025-39A B, 5.71% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 04/20/38◊,2	250,000	250,753
CIFC Funding Ltd.
2022-1A B, 6.12% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 04/17/35◊,2	250,000	250,380
Neuberger Berman Loan Advisers CLO 47 Ltd.
2025-47A BR, due 04/16/35◊,2	250,000	250,000
Madison Park Funding LXXI Ltd.
2025-71A B, 5.77% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 04/23/38◊,2	250,000	249,625
Elmwood CLO 38 Ltd.
2025-1A B1, 5.73% (3 Month Term SOFR + 1.45%, Rate Floor: 1.45%) due 04/22/38◊,2	250,000	249,575
Owl Rock CLO VII LLC
2025-7A AR, 5.73% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 04/20/38◊,2	250,000	248,750
BDS LLC
2024-FL13 AS, 6.12% (1 Month Term SOFR + 1.99%, Rate Floor: 1.99%) due 09/19/39◊,2	100,000	100,027
2025-FL14 AS, 5.71% (1 Month Term SOFR + 1.57%, Rate Floor: 1.57%) due 10/21/42◊,2	100,000	99,585
Ares Direct Lending CLO 1 LLC
2024-1A B, 6.52% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 04/25/36◊,2	200,000	199,469
Acrec LLC
2025-FL3 AS, 5.78% (1 Month Term SOFR + 1.64%, Rate Floor: 1.64%) due 08/18/42◊,2	100,000	99,152
2025-FL3 B, 6.08% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 08/18/42◊,2	100,000	98,919
ABPCI Direct Lending Fund CLO V Ltd.
2024-5A A1RR, 6.53% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 01/20/36◊,2	100,000	101,517
Owl Rock CLO XIII LLC
2023-13A A, 6.55% (3 Month Term SOFR + 2.55%, Rate Floor: 2.55%) due 09/20/35◊,2	100,000	101,210
Cerberus Loan Funding 50 LLC
2025-1A A, 5.97% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 07/15/37◊,2	100,000	100,658
JCP Direct Lending CLO 2023-1 LLC
2025-1A A1R, 5.98% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 07/20/37◊,2	100,000	100,251

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 23

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

	Face Amount~	Value
Barings CLO Ltd.
2024-3A BR, 6.08% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 10/20/37◊,2	100,000	$100,226
BCRED MML CLO LLC
2022-1A A1, 5.98% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 04/20/35◊,2	100,000	100,196
Golub Capital Partners CLO 49M Ltd.
2025-49A A1R2, 5.84% (3 Month Term SOFR + 1.52%, Rate Floor: 1.52%) due 07/20/38◊,2	100,000	100,150
AREIT Ltd.
2025-CRE10 A, 5.53% (1 Month Term SOFR + 1.39%, Rate Floor: 1.39%) due 12/17/29◊,2	100,000	100,062
Golub Capital Partners CLO 54M, LP
2025-54A A1R, 5.80% (3 Month Term SOFR + 1.47%, Rate Floor: 1.47%) due 08/05/37◊,2	100,000	99,998
BSPDF Issuer LLC
2025-FL2 A, 5.85% (1 Month Term SOFR + 1.52%, Rate Floor: 1.52%) due 12/15/42◊,2	100,000	99,981
TRTX Issuer Ltd.
2025-FL6 A, 5.67% (1 Month Term SOFR + 1.54%, Rate Floor: 1.54%) due 09/18/42◊,2	100,000	99,835
Ares Direct Lending CLO 2 LLC
2024-2A B, 6.23% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 10/20/36◊,2	100,000	99,675
BSPRT Issuer LLC
2024-FL11 B, 6.44% (1 Month Term SOFR + 2.29%, Rate Floor: 2.29%) due 07/15/39◊,2	100,000	99,565
FS Rialto Issuer LLC
2025-FL10 AS, 5.73% (1 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 08/19/42◊,2	100,000	99,549
LoanCore
2025-CRE8 B, 5.98% (1 Month Term SOFR + 1.84%, Rate Floor: 1.84%) due 08/17/42◊,2	100,000	99,360
Total Collateralized Loan Obligations		6,007,478

Transport-Aircraft - 8.8%
Slam Ltd.
2024-1A, 5.34% due 09/15/49[2]	468,370	471,933
Gilead Aviation LLC
2025-1A, 5.79% due 03/15/50[2]	243,836	248,824
ALTDE Trust
2025-1A, 5.90% due 08/15/50[2]	240,491	246,126
AASET Trust
2025-1A, 5.94% due 02/16/50[2]	239,205	244,383
Castlelake Aircraft Structured Trust
2025-1A, 5.78% due 02/15/50[2]	238,555	242,232
Navigator Aviation Ltd.
2024-1, 5.40% due 08/15/49[2]	230,655	230,817
Total Transport-Aircraft		1,684,315

Infrastructure - 2.9%
Hotwire Funding LLC
2024-1A, 6.67% due 06/20/54[2]	100,000	102,241
QTS Issuer ABS I LLC
2025-1A, 5.44% due 05/25/55[2]	100,000	102,135
Vantage Data Centers LLC
2025-1A, 5.13% due 08/15/55[2]	100,000	100,506
Stack Infrastructure Issuer LLC
2025-1A, 5.00% due 05/25/50[2]	100,000	99,583
Switch ABS Issuer LLC
2025-1A, 5.04% due 03/25/55[2]	100,000	99,072
SBA Tower Trust
, 4.83% due 10/15/29[2]	50,000	50,323
Total Infrastructure		553,860

Single Family Residence - 2.1%
Tricon Residential Trust
2025-SFR1, 5.25% (1 Month Term SOFR + 1.10%, Rate Floor: 1.10%) due 03/17/42◊,2	198,972	199,352
STAR Trust
2025-SFR6, 5.55% (1 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 08/17/42◊,2	100,000	100,209
Invitation Homes Trust
2024-SFR1, 4.00% due 09/17/41[2]	100,000	97,017
Total Single Family Residence		396,578

Whole Business - 1.8%
Five Guys Holdings, Inc.
2023-1A, 7.55% due 01/26/54[2]	99,250	103,233
SERVPRO Master Issuer LLC
2024-1A, 6.17% due 01/25/54[2]	98,500	101,776
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[2]	95,000	91,738
Subway Funding LLC
2024-3A, 5.25% due 07/30/54[2]	49,625	49,623
Total Whole Business		346,370

Collateralized Debt Obligations - 1.3%
Anchorage Credit Funding 3 Ltd.
2021-3A A1R, 2.87% due 01/28/39[2]	250,000	239,548

Automotive - 1.1%
Avis Budget Rental Car Funding AESOP LLC
2025-1A, 5.24% due 08/20/29[2]	200,000	203,606

Unsecured Consumer Loans - 1.0%
Service Experts Issuer LLC
2025-1A, 5.38% due 01/20/37[2]	96,264	96,595

24 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

	Face Amount~	Value
Foundation Finance Trust
2024-2A, 4.93% due 03/15/50[2]	90,476	$90,661
Total Unsecured Consumer Loans		187,256

Insurance - 0.8%
Dogwood State Bank
6.45% due 06/24/32†††	149,996	150,856

Net Lease - 0.5%
Store Master Funding I-VII XIV XIX XX XXIV XXII
2024-1A, 5.70% due 05/20/54[2]	99,292	101,628

Financial - 0.5%
HarbourVest Partners LLC
6.57% (3 Month Term SOFR + 2.55%, Rate Floor: 2.55%) due 09/15/30◊	100,000	100,000

Transport-Container - 0.5%
CLI Funding IX LLC
2025-1A, 5.35% due 06/20/50[2]	97,458	98,794
Total Asset-Backed Securities
(Cost $10,008,894)		10,070,289

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 37.9%
Residential Mortgage-Backed Securities - 30.2%
BRAVO Residential Funding Trust
2025-CES1, 5.70% due 02/25/55[2,4]	139,217	140,510
2025-NQM4, 5.61% due 02/25/65[2,4]	136,325	137,584
2024-NQM1, 5.94% due 12/01/63[2,4]	125,498	126,537
2024-NQM5, 6.16% due 06/25/64[2,4]	112,957	113,802
2025-NQM7, 5.46% due 07/25/65[2]	97,537	98,298
2025-NQM1, 5.81% due 12/25/64[2,4]	88,072	88,750
2024-NQM6, 5.66% due 08/01/64[2,4]	75,757	76,129
Verus Securitization Trust
2025-1, 5.62% (WAC) due 01/25/70◊,2	180,691	182,349
2023-3, 6.74% due 03/25/68[2,4]	110,493	110,825
2025-5, 5.43% due 06/25/70[2,4]	96,474	97,201
2024-9, 5.89% due 11/25/69[2,4]	89,209	89,731
FIGRE Trust
2025-HE1, 5.93% (WAC) due 01/25/55◊,2	128,846	130,440
2024-HE6, 5.97% (WAC) due 12/25/54◊,2	126,641	127,394
2025-PF1, 5.91% (WAC) due 06/25/55◊,2	90,038	91,221
2024-HE4, 5.06% (WAC) due 09/25/54◊,2	78,515	78,803
OBX Trust
2024-NQM1, 5.55% (WAC) due 12/25/64◊,2	176,844	178,329
2024-NQM18, 5.87% due 10/25/64[2,4]	81,538	82,171
2024-NQM12, 5.83% due 07/25/64[2,4]	76,997	77,310
2024-NQM13, 5.37% due 06/25/64[2,4]	74,145	74,266
PRPM LLC
2025-5, 5.73% due 07/25/30[2,4]	98,454	98,546
2025-6, 5.77% due 08/25/28[2,4]	95,247	95,346
2025-RPL3, 3.25% due 04/25/55[2,4]	100,000	94,278
2025-2, 6.47% due 05/25/30[2,4]	93,181	93,519
GCAT Trust
2025-NQM4, 5.53% due 06/25/70[2]	196,447	198,147
2025-INV3, 6.00% (WAC) due 08/25/55◊,2	98,833	100,542
2022-NQM3, 4.35% (WAC) due 04/25/67◊,2	77,411	77,137
PMT Loan Trust
2025-INV8, 6.00% (WAC) due 07/25/56◊,2	245,225	247,083
2025-INV7, 6.00% (WAC) due 06/25/56◊,2	96,999	98,647
RCKT Mortgage Trust
2025-CES5, 5.69% due 05/25/55[2,4]	142,533	144,487
2025-CES1, 5.65% due 01/25/45[2,4]	129,812	131,329
Sequoia Mortgage Trust
2025-1, 6.00% (WAC) due 01/25/55◊,2	166,459	168,999
2025-6, 5.50% (WAC) due 07/25/55◊,2	92,831	93,311
Cross Mortgage Trust
2025-H1, 5.99% due 02/25/70[2,4]	133,882	134,900
2025-H6, 5.18% (WAC) due 07/25/70◊,2	98,706	98,963
JP Morgan Mortgage Trust
2025-1, 6.00% (WAC) due 06/25/55◊,2	125,196	126,972
2024-NQM1, 5.95% due 02/25/64[2,4]	81,749	82,342
New Residential Mortgage Loan Trust
2025-NQM3, 5.53% due 05/25/65[2]	91,752	92,655
2024-NQM2, 5.42% due 09/25/64[2]	78,543	78,767
Citigroup Mortgage Loan Trust, Inc.
2022-A, 9.17% due 09/25/62[2,4]	147,773	148,176
GS Mortgage-Backed Securities Trust
2025-HE1, 5.91% (30 Day Average SOFR + 1.55%, Rate Floor: 1.55%) due 10/25/55◊,2	143,813	144,218
Chase Home Lending Mortgage Trust
2025-5, 5.50% (WAC) due 04/25/56◊,2	139,658	140,501
Mill City Mortgage Loan Trust
2021-NMR1, 2.50% (WAC) due 11/25/60◊,2	120,000	100,899
Anchor Mortgage Trust
2025-RTL1, 5.72% due 05/25/40[2]	100,000	100,501
NYMT Loan Trust
2025-CP1, 3.75% (WAC) due 11/25/69◊,2	97,925	93,914
HOMES Trust
2025-NQM1, 5.86% due 01/25/70[2,4]	91,940	92,613
EFMT
2025-CES1, 5.73% due 01/25/60[2,4]	91,355	92,454
Provident Funding Mortgage Trust
2025-1, 5.50% (WAC) due 02/25/55◊,2	91,709	92,195
COLT Mortgage Loan Trust
2025-3, 5.35% due 03/25/70[2,4]	90,563	91,060
ATLX Trust
2024-RPL1, 3.85% due 04/25/64[2,4]	90,418	87,710
Vista Point Securitization Trust
2024-CES1, 6.68% due 05/25/54[2,4]	60,050	60,782
Legacy Mortgage Asset Trust
2021-GS3, 5.75% due 07/25/61[2]	60,769	60,764
Mill City Securities Ltd.
2024-RS1, 3.00% due 11/01/69[2,4]	61,523	57,447
Towd Point Mortgage Trust
2023-CES2, 7.29% (WAC) due 10/25/63◊,2	55,644	56,509
Total Residential Mortgage-Backed Securities		5,777,363

Government Agency - 7.6%
Freddie Mac
5.50% due 12/25/51	190,786	193,265

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 25

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

	Face Amount~	Value
5.50% due 04/25/51[5]	182,277	$184,327
5.50% due 07/25/53[5]	120,459	122,199
5.25% due 04/25/53	95,424	96,340
Uniform MBS 15 Year
4.50% due 12/01/25[3]	287,463	287,047
4.50% due 11/01/25[3]	272,537	272,217
Uniform MBS 30 Year
3.00% due 12/01/25[3]	290,000	296,202
Total Government Agency		1,451,597

Commercial Mortgage-Backed Securities - 0.1%
BXHPP Trust
2021-FILM, 5.37% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,2	25,000	22,839
Total Collateralized Mortgage Obligations
(Cost $7,212,049)		7,251,799

SENIOR FLOATING RATE INTERESTS††,◊ - 8.5%
Financial - 2.7%
Kroll, Inc.
9.81% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) (in-kind rate was 2.75%) due 09/12/32[6]	100,000	99,609
Worldpay
6.00% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/31/31	99,500	99,542
Amwins Group, Inc.
6.25% (3 Month Term SOFR + 2.25%, Rate Floor: 3.00%) due 01/30/32	99,250	99,185
Jane Street Group LLC
6.20% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/15/31	99,219	98,392
CPI Holdco B LLC
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/17/31	49,874	49,812
Focus Financial Partners LLC
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/15/31	29,775	29,778
Ryan Specialty LLC
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.75%) due 09/15/31	24,813	24,805
Citadel Securities, LP
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	19,850	19,882
Total Financial		521,005

Consumer, Cyclical - 1.8%
Clarios Global, LP
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/28/32	100,000	99,969
Grant Thornton Advisors LLC
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 05/30/31	100,000	99,770
TMF Sapphire Bidco B.V.
7.03% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 05/03/28	79,400	79,267
PCI Gaming Authority, Inc.
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/18/31	29,625	29,549
Thevelia US LLC
7.00% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 06/18/29	24,811	24,730
Total Consumer, Cyclical		333,285

Industrial - 1.6%
XPO, Inc.
5.91% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 05/24/28	92,857	93,520
Hunter Douglas, Inc.
7.25% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/17/32	79,400	79,400
Genesee & Wyoming, Inc.
5.75% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/10/31	49,874	49,661
TransDigm, Inc.
6.50% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/19/32	24,750	24,733
Service Logic Acquisition, Inc.
7.31% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 10/29/27	24,688	24,704
StandardAero
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	19,850	19,849
Capstone Acquisition Holdings, Inc.
8.76% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 11/12/29†††	9,126	9,084
Total Industrial		300,951

Technology - 1.0%
Clearwater Analytics, LLC
6.46% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/10/32	100,000	100,000
CCC Intelligent Solutions, Inc.
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 01/23/32	99,250	99,095
Total Technology		199,095

Consumer, Non-cyclical - 0.7%
Aramark Services, Inc.
6.17% ((1 Month Term SOFR + 2.00%) and (3 Month Term SOFR + 2.00%), Rate Floor: 2.00%) due 06/24/30	96,193	96,293
Froneri US, Inc.
6.20% (6 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 09/30/31	24,875	24,673
HAH Group Holding Co. LLC
9.16% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31	5,357	4,809
Total Consumer, Non-cyclical		125,775

26 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

	Face Amount~		Value
Energy - 0.5%
Whitewater Matterhorn Holdings LLC
6.31% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 05/12/32		100,000	$99,891
Utilities - 0.1%
Calpine Construction Finance Company, LP
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/31/30		25,000	24,997
Communications - 0.1%
Level 3 Financing, Inc.
8.42% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/29/32		20,000	20,000
Total Senior Floating Rate Interests
(Cost $1,623,206)			1,624,999

CORPORATE BONDS†† - 5.8%
Financial - 2.6%
GA Global Funding Trust
5.40% due 01/13/30[2]		150,000	155,363
Rocket Companies, Inc.
6.13% due 08/01/30[2]		150,000	153,948
Brown & Brown, Inc.
4.70% due 06/23/28		100,000	100,955
American National Global Funding
5.25% due 06/03/30[2]		30,000	30,592
F&G Global Funding
5.88% due 01/16/30[2]		25,000	25,968
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]		25,000	24,488
Focus Financial Partners LLC
6.75% due 09/15/31[2]		10,000	10,241
Total Financial			501,555

Utilities - 1.3%
ContourGlobal Power Holdings S.A.
5.00% due 02/28/30[2]	EUR	100,000	120,202
Pinnacle West Capital Corp.
4.90% due 05/15/28		100,000	101,590
Terraform Global Operating, LP
6.13% due 03/01/26[2]		30,000	29,621
Total Utilities			251,413

Consumer, Non-cyclical - 0.9%
Darling Global Finance B.V.
4.50% due 06/15/32[2]	EUR	100,000	118,557
AMN Healthcare, Inc.
4.63% due 10/01/27[2]		25,000	24,990
Graham Holdings Co.
5.75% due 06/01/26[2]		25,000	24,990
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75% due 04/15/26[2]		5,000	5,020
Total Consumer, Non-cyclical			173,557

Communications - 0.5%
Sirius XM Radio LLC
3.13% due 09/01/26[2]		85,000	83,827

Energy - 0.4%
Venture Global Plaquemines LNG LLC
7.50% due 05/01/33[2]		40,000	44,201
Vnom Sub, Inc.
5.38% due 11/01/27[2]		25,000	25,004
Total Energy			69,205

Consumer, Cyclical - 0.1%
Six Flags Entertainment Corporation /Six Flags Theme Parks Incorporated/ Canada’s Wonderland Co.
6.63% due 05/01/32[2]		25,000	25,470
Total Corporate Bonds
(Cost $1,065,581)			1,105,027

	Contracts/ Notional Value
OTC OPTIONS PURCHASED†† - 0.0%
Put Options on: Foreign Exchange Options
Goldman Sachs International Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.73	USD	101,000	1,301
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $365,425)	EUR	311,000	531
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $365,425)	EUR	311,000	531
Goldman Sachs International Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.64	USD	81,000	1,043
Goldman Sachs International Foreign Exchange USD/JPY Expiring May 2026 with strike price of $123.50	USD	34,000	1,002
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $466,475)	EUR	397,000	697
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $417,125)	EUR	355,000	597
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	208,000	440
Goldman Sachs International Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $206,800)	EUR	176,000	301

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 27

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

	Contracts/ Notional Value		Value
JPMorgan Chase Bank, N.A. Foreign Exchange USD/JPY Expiring May 2026 with strike price of $123.50	USD	8,000	$236
Bank of America, N.A. Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.63	USD	18,000	232
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	63,000	133
Goldman Sachs International Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	19,000	40
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $34,075)	EUR	29,000	—
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $34,075)	EUR	29,000	—
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $38,775)	EUR	33,000	—
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $23,500)	EUR	20,000	—
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $10,575)	EUR	9,000	—
BNP Paribas Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $7,050)	EUR	6,000	—
Total Foreign Exchange Options			7,084

Total OTC Options Purchased
(Cost $26,710)			7,084

OTC INTEREST RATE SWAPTIONS PURCHASED††,7 - 0.2%
Call Swaptions on: Interest Rate Swaptions
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50% (Notional Value $667,500)	USD	1,335,000	16,848
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50% (Notional Value $667,500)	USD	667,500	8,425
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50% (Notional Value $667,500)	USD	667,500	8,424
Total Interest Rate Swaptions			33,697

Total OTC Interest Rate Swaptions Purchased
(Cost $32,073)			33,697

Total Investments - 106.0%
(Cost $20,130,250)			20,256,160

OTC OPTIONS WRITTEN†† - 0.0%
Put Options on:
Foreign Exchange Options
Goldman Sachs International Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	19,000	(3)
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	63,000	(8)
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	208,000	(28)
Total Foreign Exchange Options			(39)

Total OTC Options Written
(Premiums received $2,290)			(39)

OTC INTEREST RATE SWAPTIONS WRITTEN††,7 - (0.2)%
Call Swaptions on: Interest Rate Swaptions
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.85% (Notional Value $218,750)	USD	218,750	(546)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.85% (Notional Value $218,750)	USD	218,750	(547)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.86% (Notional Value $218,750)	USD	218,750	(559)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.71% (Notional Value $218,750)	USD	218,750	(634)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.71% (Notional Value $218,750)	USD	218,750	(634)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.89% (Notional Value $218,750)	USD	218,750	(644)

28 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

	Contracts/ Notional Value		Value
Barclays Bank plc 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.93% (Notional Value $218,750)	USD	218,750	$(704)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.93% (Notional Value $218,750)	USD	218,750	(712)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.94% (Notional Value $218,750)	USD	218,750	(729)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.94% (Notional Value $218,750)	USD	218,750	(729)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.64% (Notional Value $306,250)	USD	306,250	(771)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.64% (Notional Value $306,250)	USD	306,250	(771)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.69% (Notional Value $350,000)	USD	350,000	(955)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.69% (Notional Value $350,000)	USD	350,000	(955)
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00% (Notional Value $667,500)	USD	667,500	(2,352)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00% (Notional Value $667,500)	USD	667,500	(2,352)
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00% (Notional Value $667,500)	USD	1,335,000	(4,704)
Total Interest Rate Call Swaptions			(19,298)

Put Swaptions on:
Interest Rate Swaptions
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.94% (Notional Value $218,750)	USD	218,750	(296)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.94% (Notional Value $218,750)	USD	218,750	(296)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.93% (Notional Value $218,750)	USD	218,750	(312)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.93% (Notional Value $218,750)	USD	218,750	(316)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.89% (Notional Value $218,750)	USD	218,750	(361)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.86% (Notional Value $218,750)	USD	218,750	(365)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.85% (Notional Value $218,750)	USD	218,750	(375)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.85% (Notional Value $218,750)	USD	218,750	(376)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.71% (Notional Value $218,750)	USD	218,750	(461)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.71% (Notional Value $218,750)	USD	218,750	(461)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.64% (Notional Value $306,250)	USD	306,250	(732)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.64% (Notional Value $306,250)	USD	306,250	(732)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.69% (Notional Value $350,000)	USD	350,000	(764)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 29

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

	Contracts/ Notional Value		Value
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.69% (Notional Value $350,000)	USD	350,000	$(764)
Total Interest Rate Put Swaptions			(6,611)

Total OTC Interest Rate Swaptions Written
(Premiums received $37,601)			(25,909)
Other Assets & Liabilities, net - (5.8)%			(1,111,743)
Total Net Assets - 100.0%			$19,118,469

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
J.P. Morgan Securities LLC	ICE	CDX.NA.IG.45.V1	1.00%	Quarterly	12/20/30	$500,000	$(11,317)	$(10,952)	$(365)
J.P. Morgan Securities LLC	ICE	CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	250,000	(19,985)	(18,386)	(1,599)
							$(31,302)	$(29,338)	$(1,964)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
J.P. Morgan Securities LLC	CME	Receive	U.S. Secured Overnight Financing Rate	3.64%	Annually	10/02/35	$375,000	$—	$253	$(253)
J.P. Morgan Securities LLC	CME	Receive	U.S. Secured Overnight Financing Rate	3.85%	Annually	10/02/40	675,000	—	257	(257)
J.P. Morgan Securities LLC	CME	Receive	U.S. Secured Overnight Financing Rate	3.37%	Annually	10/02/30	3,200,000	—	264	(264)
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	3.39%	Annually	10/02/27	8,700,000	—	272	(272)
								$—	$1,046	$(1,046)

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. International plc	EUR	Sell	205,000	241,039 USD	10/17/25	$81
Toronto-Dominion Bank	EUR	Sell	2,000	2,352 USD	10/15/25	2
Morgan Stanley & Co. International plc	EUR	Sell	4,000	4,696 USD	10/15/25	(5)
Barclays Bank plc	EUR	Sell	2,000	2,335 USD	10/15/25	(16)
						$62

30 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

OTC Interest Rate Swaptions Purchased
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
BNP Paribas 9-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	7.00%	02/13/26	3.50%	$1,335,000	$16,848
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.50%	02/13/26	3.50%	667,500	8,425
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.50%	02/13/26	3.50%	667,500	8,424
								$33,697

OTC Interest Rate Swaptions Written
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
BNP Paribas 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.85%	02/13/26	2.85%	$218,750	$(546)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.85%	02/13/26	2.85%	218,750	(547)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.86%	02/13/26	2.86%	218,750	(559)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.71%	08/19/26	2.71%	218,750	(634)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.71%	08/19/26	2.71%	218,750	(634)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.89%	02/20/26	2.89%	218,750	(644)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.93%	02/19/26	2.93%	218,750	(704)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.93%	02/19/26	2.93%	218,750	(712)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.94%	02/18/26	2.94%	218,750	(729)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.94%	02/18/26	2.94%	218,750	(729)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.64%	08/13/26	2.64%	306,250	(771)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.64%	08/13/26	2.64%	306,250	(771)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.69%	08/14/26	2.69%	350,000	(955)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.69%	08/14/26	2.69%	350,000	(955)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	3.00%	02/13/26	3.00%	667,500	(2,352)
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	3.00%	02/13/26	3.00%	667,500	(2,352)
BNP Paribas 9-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	6.00%	02/13/26	3.00%	1,335,000	(4,704)
								$(19,298)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 31

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

OTC Interest Rate Swaptions Written (concluded)
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Put
BNP Paribas 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.94%	02/18/26	3.94%	$218,750	$(296)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.94%	02/18/26	3.94%	218,750	(296)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.93%	02/19/26	3.93%	218,750	(312)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.93%	02/19/26	3.93%	218,750	(316)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.89%	02/20/26	3.89%	218,750	(361)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.86%	02/13/26	3.86%	218,750	(365)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.85%	02/13/26	3.85%	218,750	(375)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.85%	02/13/26	3.85%	218,750	(376)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.71%	08/19/26	3.71%	218,750	(461)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.71%	08/19/26	3.71%	218,750	(461)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.64%	08/13/26	3.64%	306,250	(732)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.64%	08/13/26	3.64%	306,250	(732)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.69%	08/14/26	3.69%	350,000	(764)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.69%	08/14/26	3.69%	350,000	(764)
								$(6,611)

32 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the 7-day yield as of September 30, 2025.
[2]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $16,522,117 (cost $16,396,715), or 86.4% of total net assets.

[3]	Security is unsettled at period end and may not have a stated effective rate.
[4]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at September 30, 2025. See table below for additional step information for each security.

[5]	All or a portion of this security is pledged as reverse repurchase agreement collateral at September 30, 2025.
[6]	Payment-in-kind security.
[7]	Swaptions — See additional disclosure in the swaptions table above for more information on swaptions.
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
CDX.NA.HY.44.V1 — Credit Default Swap North American High Yield Series 44 Index Version 1
CDX.NA.IG.45.V1 — Credit Default Swap North American Investment Grade Series 45 Index Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
ICE — Intercontinental Exchange
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Preferred Stocks	$—	$51,528	$—	$51,528
Money Market Funds	111,737	—	—	111,737
Asset-Backed Securities	—	9,919,433	150,856	10,070,289
Collateralized Mortgage Obligations	—	7,251,799	—	7,251,799
Senior Floating Rate Interests	—	1,615,915	9,084	1,624,999
Corporate Bonds	—	1,105,027	—	1,105,027
Options Purchased	—	7,084	—	7,084
Interest Rate Swaptions Purchased	—	33,697	—	33,697
Forward Foreign Currency Exchange Contracts**	—	83	—	83
Total Assets	$111,737	$19,984,566	$159,940	$20,256,243

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 33

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$—	$39	$—	$39
Interest Rate Swaptions Written	—	25,909	—	25,909
Credit Default Swap Agreements**	—	1,964	—	1,964
Interest Rate Swap Agreements**	—	1,046	—	1,046
Forward Foreign Currency Exchange Contracts**	—	21	—	21
Unfunded Loan Commitments (Note 9)	—	—	43	43
Total Liabilities	$—	$28,979	$43	$29,022

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $290,671 are categorized as Level 2 within the disclosure hierarchy — See Note 6.

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
ATLX Trust 2024-RPL1, 3.85% due 04/25/64	4.85%	08/01/28	—	—
BRAVO Residential Funding Trust 2025-NQM1, 5.81% due 12/25/64	6.81%	01/01/29	—	—
BRAVO Residential Funding Trust 2025-CES1, 5.70% due 02/25/55	6.70%	03/01/29	—	—
BRAVO Residential Funding Trust 2024-NQM1, 5.94% due 12/01/63	6.94%	01/01/28	—	—
BRAVO Residential Funding Trust 2025-NQM4, 5.61% due 02/25/65	6.61%	04/26/29	—	—
BRAVO Residential Funding Trust 2024-NQM5, 6.16% due 06/25/64	7.16%	07/01/28	—	—
2024-NQM6, 5.66% due 08/01/64	6.66%	08/01/28	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 9.17% due 09/25/62	10.17%	08/25/26	—	—
COLT Mortgage Loan Trust 2025-3, 5.35% due 03/25/70	6.35%	02/01/29	—	—
Cross Mortgage Trust 2025-H1, 5.99% due 02/25/70	6.99%	01/01/29	—	—
EFMT 2025-CES1, 5.73% due 01/25/60	6.73%	02/01/29	—	—
HOMES Trust 2025-NQM1, 5.86% due 01/25/70	6.86%	01/01/29	—	—
JP Morgan Mortgage Trust 2024-NQM1, 5.95% due 02/25/64	6.95%	12/01/28	—	—
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69	6.00%	10/01/27	—	—
OBX Trust 2024-NQM13, 5.37% due 06/25/64	6.37%	08/01/28	—	—
OBX Trust 2024-NQM18, 5.87% due 10/25/64	6.87%	11/01/28	—	—
OBX Trust 2024-NQM12, 5.83% due 07/25/64	6.83%	08/01/28	—	—
PRPM LLC 2025-2, 6.47% due 05/25/30	9.47%	05/01/28	10.47%	05/01/29
PRPM LLC 2025-RPL3, 3.25% due 04/25/55	4.25%	04/01/28	—	—
PRPM LLC 2025-5, 5.73% due 07/25/30	8.73%	07/01/28	9.73%	07/01/29
PRPM LLC 2025-6, 5.77% due 08/25/28	8.77%	08/01/28	9.77%	08/01/29
RCKT Mortgage Trust 2025-CES1, 5.65% due 01/25/45	6.65%	01/01/29	—	—
RCKT Mortgage Trust 2025-CES5, 5.69% due 05/25/55	6.69%	05/01/29	—	—

34 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2025
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Verus Securitization Trust 2023-3, 6.74% due 03/25/68	7.74%	04/01/27	—	—
Verus Securitization Trust 2024-9, 5.89% due 11/25/69	6.89%	12/01/28	—	—
Verus Securitization Trust 2025-5, 5.43% due 06/25/70	6.43%	06/01/29	—	—
Vista Point Securitization Trust 2024-CES1, 6.68% due 05/25/54	7.67%	04/01/28	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 35

ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025

Assets:
Investments, at value (cost $20,130,250)	$20,256,160
Cash	1,226
Segregated cash with broker	155,147
Unamortized upfront premiums paid on interest rate swap agreements	1,046
Unrealized appreciation on forward foreign currency exchange contracts	83
Prepaid expenses	30,409
Receivables:
Securities sold	1,449,099
Interest	155,470
Variation margin on interest rate swap agreements	11,948
Investment Adviser	39,892
Total assets	22,100,480

Liabilities:
Unfunded loan commitments, at value (Note 9) (commitment fees received $769)	43
Reverse repurchase agreements (Note 6)	290,671
Options written, at value (premiums received $39,891)	25,948
Segregated cash due to broker	10,827
Unamortized upfront premiums received on credit default swap agreements	29,338
Unrealized depreciation on forward foreign currency exchange contracts	21
Payable for:
Securities purchased	2,556,067
Fund shares redeemed	24,203
Fund accounting/administration fees	4,774
Trustees’ fees*	1,160
Transfer agent/maintenance fees	954
Protection fees on credit default swap agreements	507
Variation margin on credit default swap agreements	97
Miscellaneous	37,401
Total liabilities	2,982,011
Net assets	$19,118,469

Net assets consist of:
Paid in capital	$19,085,318
Total distributable earnings (loss)	33,151
Net assets	$19,118,469
Capital shares outstanding	960,454
Net asset value per share	$19.91

STATEMENT OF OPERATIONS
Year Ended September 30, 2025

Investment Income:
Interest	$730,600
Total investment income	730,600

Expenses:
Professional fees	66,965
Fund accounting/administration fees	60,136
Trustees’ fees*	33,591
Registration fees	23,755
Printing expenses	13,641
Transer agent/maintenance fees	12,001
Custodian fees	6,049
Line of credit fees	282
Miscellaneous	7,409
Total expenses	223,829
Less:
Expenses reimbursed by Adviser	(221,781)
Earnings credits applied	(1,318)
Total waived expenses	(223,099)
Net expenses	730
Net investment income	729,870

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	22,515
Swap agreements	(139,385)
Futures contracts	11,205
Options purchased	23,308
Options written	(12,566)
Forward foreign currency exchange contracts	(13,551)
Foreign currency transactions	(176)
Net realized loss	(108,650)
Net change in unrealized appreciation (depreciation) on:
Investments	140,334
Swap agreements	(3,010)
Options purchased	(18,002)
Options written	13,943
Forward foreign currency exchange contracts	62
Foreign currency translations	6
Net change in unrealized appreciation (depreciation)	133,333
Net realized and unrealized gain	24,683
Net increase in net assets resulting from operations	$754,553

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

36 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2025	Period Ended September 30, 2024[a]
Increase (Decrease) in Net Assets from Operations:
Net investment income	$729,870	$22,638
Net realized gain (loss) on investments	(108,650)	30
Net change in unrealized appreciation (depreciation) on investments	133,333	4,304
Net increase in net assets resulting from operations	754,553	26,972

Distributions to shareholders	(725,563)	(22,811)

Capital share transactions:
Proceeds from sale of shares	15,530,082	3,500,002
Distributions reinvested	725,563	22,811
Cost of shares redeemed	(693,140)	—
Net increase from capital share transactions	15,562,505	3,522,813
Net increase in net assets	15,591,495	3,526,974

Net assets:
Beginning of period	3,526,974	—
End of period	$19,118,469	$3,526,974

Capital share activity:
Shares sold	782,730	174,962
Shares issued from reinvestment of distributions	36,547	1,140
Shares redeemed	(34,925)	—
Net increase in shares	784,352	176,102

[a]	Since commencement of operations: August 14, 2024.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 37

ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the period presented.

	Year Ended September 30, 2025	Period Ended September 30, 2024[a]
Per Share Data
Net asset value, beginning of period	$20.03	$20.00
Income (loss) from investment operations:
Net investment income (loss)[b]	1.12	.15
Net gain (loss) on investments (realized and unrealized)	(.12)	.03
Total from investment operations	1.00	.18
Less distributions from:
Net investment income	(1.12)	(.15)
Total distributions	(1.12)	(.15)
Net asset value, end of period	$19.91	$20.03

Total Return	5.14%	0.90%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,118	$3,527
Ratios to average net assets:
Net investment income (loss)	5.64%	0.74%
Total expenses	1.73%	0.97%
Net expenses[c,d]	0.02%	— [e]
Portfolio turnover rate	25%	— [f]

[a]	Since commencement of operations: August 14, 2024.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratio for the year ended September 30, 2025 would be 0.00%.
[e]	Less than 0.01%.
[f]	Less than 1.0%.

38 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	September 30, 2025
CORE BOND FUND

	Shares	Value
COMMON STOCKS† - 0.0%

Financial - 0.0%
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,1	622,890	$62

Industrial - 0.0%
Constar International Holdings LLC*,†††	68	—

Total Common Stocks
(Cost $—)		62

PREFERRED STOCKS† - 1.5%
Financial - 1.5%
Charles Schwab Corp.
4.00%††	8,500,000	7,976,084
Wells Fargo & Co.
3.90%††	5,550,000	5,496,101
6.85%††	850,000	893,257
Bank of America Corp.
6.63%††	4,000,000	4,161,956
6.25%††	900,000	911,499
State Street Corp.
6.70%††	4,870,000	5,065,209
Bank of New York Mellon Corp.
3.75%††	3,900,000	3,822,111
5.95%††	730,000	738,150
JPMorgan Chase & Co.
3.65%††	2,350,000	2,324,232
6.50%††	1,570,000	1,625,160
Citigroup, Inc.
6.88%††	2,300,000	2,370,281
Depository Trust & Clearing Corp.
3.38% ††,2	1,000,000	983,297
CNO Financial Group, Inc.
5.13% due 11/25/60	47,725	963,568
Kuvare US Holdings, Inc.
7.00% due 02/17/51 ††,2	681,000	677,785
First Republic Bank
4.25%*,††	77,975	8
Total Financial		38,008,698

Government - 0.0%
CoBank ACB
7.13%††	500,000	516,300

Utilities - 0.0%
NextEra Energy Capital Holdings, Inc.
6.50% due 06/01/85	17,450	449,338

Industrial - 0.0%
Constar International Holdings LLC*,†††	7	—
Total Preferred Stocks
(Cost $40,990,963)		38,974,336

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	6,510	47
Pershing Square SPARC Holdings, Ltd.
Expiring 12/31/49*,†††,1	190,327	19
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25*,†††,1	69,210	7
Total Warrants
(Cost $15,075)		73

MONEY MARKET FUNDS***,† - 3.9%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.00%[3]	98,829,759	98,829,759
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 3.98%[3]	974,082	974,082
Total Money Market Funds
(Cost $99,803,841)		99,803,841

	Face Amount~
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 38.5%
Government Agency - 28.6%
Uniform MBS 30 Year
3.00% due 12/01/25[4]	148,630,000	130,544,404
2.50% due 12/01/25[4]	72,005,000	60,717,208
5.00% due 01/01/26[4]	58,784,000	58,246,832
6.00% due 01/01/26[4]	34,890,000	35,607,513
6.00% due 12/01/25[4]	20,300,000	20,734,116
5.50% due 12/01/25[4]	16,050,000	16,177,453
2.00% due 12/01/25[4]	15,965,000	12,872,548
Fannie Mae
5.50% due 06/01/55	22,398,442	22,591,441
5.50% due 03/01/55	19,237,191	19,555,736
3.00% due 05/01/52	16,767,080	14,760,798
5.50% due 05/01/55	13,844,077	14,001,864
5.00% due 05/01/53	12,046,734	11,999,013
5.50% due 07/01/54	8,958,182	9,111,818
6.00% due 07/01/54	8,564,144	8,850,060
5.00% due 04/01/53	7,041,434	7,020,855
5.00% due 06/01/53	6,555,093	6,559,141
5.00% due 10/25/51	5,937,183	5,944,135
5.00% due 11/25/53	5,417,187	5,420,842
5.00% due 01/25/53	5,089,920	5,099,788
5.00% due 08/01/53	5,093,642	5,073,231
5.50% due 04/01/55	3,945,236	3,990,201
6.00% due 09/01/54	3,096,294	3,194,892
5.50% due 09/01/54	3,137,628	3,187,081
5.00% due 01/25/53	3,039,966	3,046,030
6.50% due 04/25/49	1,962,848	2,001,746
2.78% due 05/01/51	2,561,048	1,978,717
2.32% due 02/01/51	1,931,494	1,419,444
2.00% due 09/01/50	1,944,428	1,385,454
2.11% due 10/01/50	1,717,295	1,242,931
2.27% due 02/01/51	1,607,638	1,174,648
2.39% due 02/01/51	1,338,474	993,937
4.24% due 08/01/48	969,488	863,615

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 39

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
CORE BOND FUND

	Face Amount~	Value
2.58% due 10/01/51	1,123,794	$842,428
3.46% due 08/01/49	894,172	767,552
4.37% due 10/01/48	675,196	638,648
4.25% due 05/01/48	590,056	547,411
due 12/25/43[5]	558,707	424,374
Freddie Mac
3.00% due 05/01/52	49,752,084	43,798,941
6.00% due 08/01/54	17,172,166	17,749,068
5.50% due 06/01/55	17,566,445	17,717,807
5.50% due 09/01/53	13,250,020	13,568,464
5.00% due 04/01/53	6,865,116	6,846,467
5.00% due 10/25/51	4,822,973	4,805,960
5.50% due 04/01/55	3,934,867	3,979,714
5.00% due 03/01/53	3,813,174	3,798,122
5.00% due 11/25/51	3,676,449	3,680,939
5.50% due 06/01/53	3,216,899	3,272,292
5.50% due 07/25/53	2,248,563	2,281,053
5.00% due 02/25/52	2,051,560	2,054,354
6.00% due 09/01/54	1,892,061	1,953,480
5.50% due 09/01/54	1,913,804	1,948,772
5.25% due 04/25/53	1,431,367	1,445,107
1.98% due 05/01/50	1,286,794	904,444
Ginnie Mae
5.50% due 12/01/25[4]	21,240,000	21,386,535
5.00% due 01/01/26[4]	18,906,548	18,777,227
5.25% due 03/20/52	4,481,335	4,527,379
6.00% due 06/20/47	434,819	436,479
Uniform MBS 15 Year
4.50% due 12/01/25[4]	21,652,218	21,620,887
4.50% due 11/01/25[4]	20,527,782	20,503,682
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 05/25/60	2,785,186	2,220,012
2.00% due 11/25/59	1,062,565	855,099
Government National Mortgage Association
5.00% due 01/20/55	3,005,643	2,993,865
Fannie Mae-Aces
1.60% (WAC) due 03/25/35◊,6	17,120,223	1,387,681
FARM Mortgage Trust
2.18% (WAC) due 01/25/51◊,2	750,750	614,568
Total Government Agency		723,716,303

Residential Mortgage-Backed Securities - 7.9%
OBX Trust
2024-NQM15, 5.57% due 10/25/64[2,7]	2,853,201	2,867,582
2023-NQM9, 7.66% due 10/25/63[2,7]	2,436,740	2,476,777
2025-NQM13, 5.82% due 05/25/65[2,7]	1,923,358	1,939,193
2024-NQM4, 6.22% due 01/25/64[2,7]	1,919,537	1,937,433
2025-NQM2, 5.95% due 11/25/64[2,7]	1,156,661	1,164,709
2024-NQM5, 6.29% due 01/25/64[2,7]	1,109,590	1,121,174
2024-NQM6, 6.85% due 02/25/64[2,7]	1,023,417	1,037,882
2024-NQM1, 5.85% due 12/25/64[2,7]	1,016,852	1,022,467
2024-NQM5, 5.99% due 01/25/64[2,7]	951,077	960,501
2024-NQM6, 6.45% due 02/25/64[2,7]	792,320	804,647
2024-NQM7, 6.24% due 03/25/64[2,7]	662,618	671,351
2024-NQM6, 6.70% due 02/25/64[2,7]	660,269	670,317
2024-NQM7, 6.60% due 03/25/64[2,7]	662,618	670,278
2024-NQM8, 6.59% due 05/25/64[2,7]	650,551	658,351
2024-NQM3, 6.33% due 12/25/63[2,7]	639,795	648,350
2024-NQM3, 6.43% due 12/25/63[2,7]	639,795	648,261
2024-NQM3, 6.13% due 12/25/63[2,7]	639,795	647,391
2024-NQM5, 6.39% due 01/25/64[2,7]	634,051	639,679
2024-NQM8, 6.23% due 05/25/64[2,7]	547,833	555,450
2025-NQM13, 5.61% due 05/25/65[2,7]	528,923	533,035
2022-NQM9, 6.45% due 09/25/62[2,7]	434,790	433,765
2024-NQM7, 6.45% due 03/25/64[2,7]	397,571	402,597
2024-NQM2, 6.18% due 12/25/63[2,7]	335,024	337,147
GCAT Trust
2025-NQM2, 5.60% due 04/25/70[2,7]	5,495,431	5,547,450
2022-NQM3, 4.35% (WAC) due 04/25/67◊,2	4,218,914	4,089,597
2025-NQM4, 5.73% due 06/25/70[2,7]	3,290,486	3,316,195
2025-INV3, 6.00% (WAC) due 08/25/55◊,2	2,619,082	2,664,359
2023-NQM3, 6.89% due 08/25/68[2,7]	1,296,652	1,314,000
2023-NQM3, 7.34% due 08/25/68[2,7]	1,296,702	1,313,989
2024-NQM2, 6.54% due 06/25/59[2,7]	605,965	612,967
2024-NQM2, 6.09% due 06/25/59[2,7]	302,978	306,531
FIGRE Trust
2024-HE5, 5.44% (WAC) due 10/25/54◊,2	2,485,348	2,512,555
2024-HE2, 6.38% (WAC) due 05/25/54◊,2	2,371,605	2,432,369
2025-PF2, 5.02% (WAC) due 10/25/55◊,2	2,250,000	2,247,880
2024-HE1, 6.17% (WAC) due 03/25/54◊,2	2,064,506	2,110,182
2024-HE6, 5.72% (WAC) due 12/25/54◊,2	2,068,462	2,094,550
2025-HE1, 5.83% (WAC) due 01/25/55◊,2	1,460,250	1,481,117
2024-HE4, 5.06% (WAC) due 09/25/54◊,2	1,295,499	1,300,244
2025-HE1, 5.93% (WAC) due 01/25/55◊,2	1,108,072	1,121,781
2024-HE3, 6.13% (WAC) due 07/25/54◊,2	965,998	984,872
2025-PF1, 5.76% (WAC) due 06/25/55◊,2	540,043	547,139
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,2	6,589,226	6,161,172
2021-13, 2.50% (WAC) due 04/25/52◊,2	2,887,097	2,699,968
2024-NQM1, 5.85% due 02/25/64[2,7]	1,634,984	1,647,628
2025-1, 6.00% (WAC) due 06/25/55◊,2	1,126,760	1,142,749
COLT Mortgage Loan Trust
2021-2, 2.38% (WAC) due 08/25/66◊,2	4,000,000	2,870,654
2023-4, 7.62% due 10/25/68[2,7]	2,521,519	2,562,018
2023-3, 7.18% due 09/25/68[2,7]	1,950,483	1,979,126
2025-3, 5.56% due 03/25/70[2,7]	905,628	909,731
2024-1, 6.14% due 02/25/69[2,7]	872,615	878,052
2024-2, 6.13% due 04/25/69[2,7]	680,183	687,599
2023-3, 7.58% due 09/25/68[2,7]	629,213	637,964
2024-2, 6.33% due 04/25/69[2,7]	309,275	312,062
2024-2, 6.43% due 04/25/69[2,7]	309,275	311,950
Verus Securitization Trust
2024-1, 6.12% due 01/25/69[2,7]	2,863,170	2,878,539
2024-9, 5.89% due 11/25/69[2,7]	2,364,031	2,377,868
2025-1, 5.98% due 01/25/70[2,7]	1,445,527	1,455,703
2025-2, 5.51% due 03/25/70[2,7]	1,374,610	1,380,795
2023-2, 6.85% due 03/25/68[2,7]	1,105,840	1,108,578
2023-7, 7.42% due 10/25/68[2,7]	920,224	933,330
Angel Oak Mortgage Trust
2024-2, 6.25% due 01/25/69[2,7]	3,732,270	3,759,759
2024-4, 6.20% due 01/25/69[2,7]	1,934,316	1,957,549
2024-3, 4.80% due 11/26/68[2,7]	1,656,694	1,647,821

40 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
CORE BOND FUND

	Face Amount~	Value
2023-1, 4.75% due 09/26/67[2,7]	1,221,485	$1,211,412
2024-4, 6.50% due 01/25/69[2,7]	587,203	592,906
2024-4, 6.40% due 01/25/69[2,7]	276,331	279,191
2020-1, 2.77% (WAC) due 12/25/59◊,2	150,364	146,182
Vista Point Securitization Trust
2025-CES1, 5.81% due 04/25/55[2,7]	3,115,479	3,135,680
2024-CES2, 5.25% due 10/25/54[2,7]	2,546,230	2,542,436
2024-CES3, 5.68% due 01/25/55[2,7]	2,300,946	2,311,400
PMT Loan Trust
2025-INV8, 6.00% (WAC) due 07/25/56◊,2	5,934,443	5,979,397
2025-INV7, 6.00% (WAC) due 06/25/56◊,2	1,163,990	1,183,770
BRAVO Residential Funding Trust
2025-CES1, 5.70% due 02/25/55[2,7]	1,949,036	1,967,143
2023-NQM2, 4.50% due 05/25/62[2,7]	1,585,418	1,571,317
2024-NQM3, 6.39% due 03/25/64[2,7]	1,120,779	1,132,518
2023-NQM8, 7.10% due 10/25/63[2,7]	1,012,167	1,025,792
2024-CES1, 6.38% due 04/25/54[2,7]	691,301	701,318
Cross Mortgage Trust
2024-H7, 5.59% (WAC) due 11/25/69◊,2	2,750,316	2,771,139
2025-H1, 5.89% due 02/25/70[2,7]	1,294,194	1,305,851
2025-H1, 5.99% due 02/25/70[2,7]	937,175	944,303
2025-H2, 5.66% due 03/25/70[2,7]	911,552	915,205
Towd Point Mortgage Trust
2024-4, 4.50% (WAC) due 10/27/64◊,2	2,597,119	2,601,794
2025-1, 4.77% (WAC) due 06/25/65◊,2	1,343,980	1,344,329
2023-CES2, 7.29% (WAC) due 10/25/63◊,2	1,168,519	1,186,696
2023-CES1, 6.75% (WAC) due 07/25/63◊,2	461,700	465,127
RCKT Mortgage Trust
2023-CES2, 6.81% (WAC) due 09/25/43◊,2	2,054,126	2,079,375
2024-CES4, 6.15% due 06/25/44[2,7]	2,022,619	2,049,495
2025-CES1, 5.65% due 01/25/45[2,7]	1,125,041	1,138,188
Mill City Mortgage Loan Trust
2021-NMR1, 2.50% (WAC) due 11/25/60◊,2	5,810,000	5,008,337
Provident Funding Mortgage Trust
2025-1, 5.50% (WAC) due 02/25/55◊,2	2,659,569	2,673,640
2025-4, 5.50% (WAC) due 09/25/55◊,2	1,900,000	1,899,392
New Residential Mortgage Loan Trust
2024-NQM2, 5.42% due 09/25/64[2]	1,413,778	1,417,797
2024-NQM2, 5.37% due 09/25/64[2]	1,413,778	1,416,638
2025-NQM3, 5.53% due 05/25/65[2]	1,284,534	1,297,168
2019-6A, 3.50% (WAC) due 09/25/59◊,2	312,113	296,052
EFMT
2025-CES1, 5.73% due 01/25/60[2,7]	4,110,973	4,160,431
Saluda Grade Alternative Mortgage Trust
2025-LOC4, 6.11% (30 Day Average SOFR + 1.75%, Rate Floor: 0.00%) due 06/25/55◊,2	1,861,473	1,864,595
2023-FIG4, 6.72% (WAC) due 11/25/53◊,2	1,270,464	1,316,143
2025-LOC4, 6.21% (30 Day Average SOFR + 1.85%, Rate Floor: 0.00%) due 06/25/55◊,2	930,737	931,514
GS Mortgage-Backed Securities Trust
2021-PJ10, 2.50% (WAC) due 03/25/52◊,2	4,127,384	3,829,539
2020-NQM1, 1.79% (WAC) due 09/27/60◊,2	118,257	110,994
LHOME Mortgage Trust
2024-RTL5, 5.32% due 09/25/39[2,7]	2,200,000	2,208,519
2025-RTL3, 5.24% due 08/25/40[2]	1,700,000	1,704,525
Mill City Securities Ltd.
2024-RS1, 3.00% due 11/01/69[2,7]	2,491,669	2,326,596
2024-RS2, 3.00% due 08/01/69[2,7]	1,647,425	1,552,698
BRAVO Residential Funding Trust 2025-NQM2
2025-NQM2, 5.83% due 11/25/64[2,7]	3,358,008	3,385,123
Sequoia Mortgage Trust
2025-1, 6.00% (WAC) due 01/25/55◊,2	1,248,444	1,267,495
2025-6, 5.50% (WAC) due 07/25/55◊,2	1,021,144	1,026,424
2024-5, 6.00% (WAC) due 06/25/54◊,2	912,941	920,125
PRPM LLC
2024-RPL2, 3.50% due 05/25/54[2]	1,729,761	1,683,175
2025-RPL3, 3.25% due 04/25/55[2,7]	850,000	801,366
2023-RCF1, 4.00% due 06/25/53[2,7]	625,181	618,759
OBX 2025-HE1 Trust
2025-HE1, 6.26% (30 Day Average SOFR + 1.90%, Rate Floor: 0.00%) due 02/25/55◊,2	1,800,000	1,809,669
Morgan Stanley Residential Mortgage Loan Trust
2024-NQM3, 5.35% due 07/25/69[2,7]	743,760	744,480
2024-NQM3, 5.04% (WAC) due 07/25/69◊,2	743,758	743,222
Imperial Fund Mortgage Trust
2022-NQM2, 4.20% (WAC) due 03/25/67◊,2	735,122	696,247
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	735,122	694,117
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,2	1,397,849	1,376,985
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[2]	1,250,000	1,246,947
Starwood Mortgage Residential Trust
2020-1, 2.41% (WAC) due 02/25/50◊,2	554,252	529,786
2020-1, 2.56% (WAC) due 02/25/50◊,2	554,252	529,362
Anchor Mortgage Trust
2025-RTL1, 5.72% due 05/25/40[2]	1,000,000	1,005,010
RCKT Mortgage Trust 2025-CES7
2025-CES7, 5.48% due 07/25/55[2,7]	977,322	983,904
ACHM Trust
2025-HE1, 5.92% (WAC) due 03/25/55◊,2	895,120	910,014
Ellington Financial Mortgage Trust
2024-CES1, 5.52% due 01/26/60[2,7]	870,245	877,131
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[6]	5,572,026	869,749
MFRA Trust
2021-INV1, 2.29% (WAC) due 01/25/56◊,2	700,000	660,545
CSMC Trust
2018-RPL9, 3.85% (WAC) due 09/25/57◊,2	494,132	486,985
2020-NQM1, 2.72% due 05/25/65[2]	115,717	109,814
Securitized Asset-Backed Receivables LLC Trust
2006-HE2, 4.57% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 07/25/36◊	1,297,869	508,341
RALI Series Trust
2006-QO2, 4.71% (1 Month Term SOFR + 0.55%, Rate Floor: 0.44%) due 02/25/46◊	1,487,218	242,495

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 41

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
CORE BOND FUND

	Face Amount~	Value
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 4.99% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	207,132	$175,782
MASTR Adjustable Rate Mortgages Trust
2003-5, 2.81% (WAC) due 11/25/33◊	187,922	167,258
Residential Mortgage Loan Trust
2020-1, 2.68% (WAC) due 01/26/60◊,2	18,560	18,401
Total Residential Mortgage-Backed Securities		198,831,982

Commercial Mortgage-Backed Securities - 1.5%
BX Commercial Mortgage Trust
2021-VOLT, 5.37% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 09/15/36◊,2	3,381,210	3,368,531
2021-VOLT, 6.27% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,2	3,342,457	3,336,190
2024-AIRC, 5.84% (1 Month Term SOFR + 1.69%, Rate Floor: 1.69%) due 08/15/39◊,2	983,005	984,848
2024-AIRC, 6.29% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 08/15/39◊,2	936,195	938,828
GS Mortgage Securities Trust
2020-GSA2, 2.34% due 12/12/53	8,000,000	6,609,669
2020-GC45, 0.73% (WAC) due 02/13/53◊,6	17,607,941	375,301
2019-GC42, 0.93% (WAC) due 09/10/52◊,6	13,740,205	350,393
DBGS Mortgage Trust
2018-C1, 4.79% (WAC) due 10/15/51◊	7,000,000	6,540,301
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.36% (1 Month Term SOFR + 2.20%, Rate Floor: 1.84%) due 06/15/38◊,2	4,000,000	3,534,547
BX Trust
2024-VLT4, 6.29% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 06/15/41◊,2	1,700,000	1,701,062
2024-VLT4, 6.09% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 06/15/41◊,2	1,450,000	1,451,359
RWC Commercial Mortgage Trust
2025-1, due 06/25/40[2,4]	2,350,000	2,347,004
SMRT
2022-MINI, 6.10% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/39◊,2	2,000,000	1,990,000
Life Mortgage Trust
2021-BMR, 5.67% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 03/15/38◊,2	1,400,000	1,391,250
BMP Trust
2024-MF23, 5.79% (1 Month Term SOFR + 1.64%, Rate Floor: 1.64%) due 06/15/41◊,2	1,000,000	1,002,187
Extended Stay America Trust
2021-ESH, 6.52% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 07/15/38◊,2	927,604	927,604
GS Mortgage Securities Corporation Trust
2020-DUNE, 5.77% (1 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 12/15/36◊,2	922,142	918,979
BENCHMARK Mortgage Trust
2019-B14, 0.89% (WAC) due 12/15/62◊,6	17,232,604	359,796
2018-B6, 0.55% (WAC) due 10/10/51◊,6	27,958,068	215,129
Citigroup Commercial Mortgage Trust
2019-GC43, 0.72% (WAC) due 11/10/52◊,6	18,462,182	391,551
2016-C2, 1.80% (WAC) due 08/10/49◊,6	2,129,782	11,838
2016-P5, 1.51% (WAC) due 10/10/49◊,6	1,470,273	8,393
2016-GC37, 1.76% (WAC) due 04/10/49◊,6	2,409,234	905
CSAIL Commercial Mortgage Trust
2019-C15, 1.16% (WAC) due 03/15/52◊,6	10,815,740	283,601
UBS Commercial Mortgage Trust
2017-C2, 1.20% (WAC) due 08/15/50◊,6	7,449,813	104,488
SG Commercial Mortgage Securities Trust
2016-C5, 1.98% (WAC) due 10/10/48◊,6	6,708,112	40,839
Morgan Stanley Capital I Trust
2016-UB11, 1.56% (WAC) due 08/15/49◊,6	5,382,054	34,463
JPMDB Commercial Mortgage Securities Trust
2016-C2, 1.62% (WAC) due 06/15/49◊,6	5,979,953	16,913
Wells Fargo Commercial Mortgage Trust
2016-C37, 0.92% (WAC) due 12/15/49◊,6	2,258,612	12,000
2016-NXS5, 1.51% (WAC) due 01/15/59◊,6	2,576,921	88
CD Mortgage Trust
2016-CD1, 1.47% (WAC) due 08/10/49◊,6	1,984,132	6,733
CFCRE Commercial Mortgage Trust
2016-C3, 1.04% (WAC) due 01/10/48◊,6	2,646,868	2,294
COMM Mortgage Trust
2015-CR26, 0.87% (WAC) due 10/10/48◊,6	844,712	10
Total Commercial Mortgage-Backed Securities		39,257,094

Military Housing - 0.5%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.65% (WAC) due 11/25/55◊	6,607,801	5,806,605
2015-R1, 4.45% (WAC) due 11/25/52◊,2	2,606,810	2,373,902
2015-R1, 0.70% (WAC) due 11/25/55◊,6	9,671,021	543,313
Capmark Military Housing Trust
2006-RILY, 6.15% due 07/10/51†††,2	2,175,717	1,893,966
2007-ROBS, 6.06% due 10/10/52†††,2	439,514	400,879
2007-AETC, 5.75% due 02/10/52†††,2	257,803	231,399
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,2	1,381,282	1,346,869
Total Military Housing		12,596,933

Total Collateralized Mortgage Obligations
(Cost $983,765,442)		974,402,312

42 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
CORE BOND FUND

	Face Amount~	Value
CORPORATE BONDS†† - 22.8%
Financial - 12.6%
Pershing Square Holdings Ltd.
3.25% due 10/01/31[2]	6,200,000	$5,527,386
3.25% due 11/15/30	4,000,000	3,681,932
American National Group, Inc.
5.00% due 06/15/27	5,036,000	5,077,363
7.00% due 12/01/55[8]	1,875,000	1,932,334
5.75% due 10/01/29	1,000,000	1,034,422
6.00% due 07/15/35	650,000	663,554
Macquarie Bank Ltd.
5.64% due 08/13/36[2,8]	5,450,000	5,520,653
3.62% due 06/03/30[2]	2,090,000	1,991,543
Nippon Life Insurance Co.
2.75% due 01/21/51[2,8]	8,150,000	7,333,676
BPCE S.A.
2.28% due 01/20/32[2,8]	8,200,000	7,231,261
Brighthouse Financial Global Funding
5.65% due 06/10/29[2]	5,985,000	6,142,373
Citigroup, Inc.
5.83% due 02/13/35[8]	4,900,000	5,082,042
4.50% due 09/11/31[8]	1,050,000	1,050,568
Fairfax Financial Holdings Ltd.
5.75% due 05/20/35[2]	2,350,000	2,436,338
3.38% due 03/03/31	1,630,000	1,537,543
6.50% due 05/20/55[2]	1,000,000	1,074,828
5.63% due 08/16/32	1,000,000	1,039,144
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	3,510,000	3,359,484
5.75% due 11/01/37	1,775,000	1,762,669
5.30% due 01/15/29	900,000	916,459
TPG Operating Group II, LP
5.38% due 01/15/36	3,850,000	3,859,923
5.88% due 03/05/34	2,060,000	2,172,881
Lazard Group LLC
6.00% due 03/15/31	3,230,000	3,413,460
5.63% due 08/01/35	2,445,000	2,486,543
Liberty Mutual Group, Inc.
4.13% due 12/15/51[2,8]	5,800,000	5,696,720
Global Atlantic Finance Co.
7.95% due 06/15/33[2]	3,841,000	4,450,980
6.75% due 03/15/54[2]	969,000	1,024,491
Wilton RE Ltd.
6.00% [2,8,9]	5,426,000	5,394,528
Safehold GL Holdings LLC
2.85% due 01/15/32	2,428,000	2,154,435
2.80% due 06/15/31	1,771,000	1,621,510
6.10% due 04/01/34	1,226,000	1,291,551
5.65% due 01/15/35	284,000	290,616
Brookfield Finance, Inc.
5.81% due 03/03/55	1,990,000	2,004,789
5.33% due 01/15/36	1,550,000	1,558,182
4.70% due 09/20/47	650,000	569,586
3.63% due 02/15/52	620,000	446,126
3.50% due 03/30/51	630,000	445,149
5.68% due 01/15/35	300,000	311,171
Blue Owl Capital GP LLC
7.21% due 08/22/43†††	5,000,000	5,274,779
National Australia Bank Ltd.
5.90% due 01/14/36[2,8]	3,960,000	4,160,893
2.99% due 05/21/31[2]	975,000	889,319
Morgan Stanley
6.63% due 11/01/34[8]	2,465,000	2,757,372
5.94% due 02/07/39[8]	1,950,000	2,041,644
Allianz SE
3.20% [2,8,9]	5,000,000	4,694,461
Demeter Investments BV
5.63% due 08/15/52	4,350,000	4,394,014
Societe Generale S.A.
5.52% due 01/19/28[2,8]	2,750,000	2,786,796
3.34% due 01/21/33[2,8]	1,300,000	1,182,682
5.25% due 05/22/29[2,8]	300,000	305,056
FS KKR Capital Corp.
2.63% due 01/15/27	2,284,000	2,219,201
3.25% due 07/15/27	1,800,000	1,739,452
Meiji Yasuda Life Insurance Co.
6.10% due 06/11/55[2,8]	3,750,000	3,901,740
Australia & New Zealand Banking Group Ltd.
5.82% due 06/18/36[2,8]	2,170,000	2,251,342
2.57% due 11/25/35[2,8]	1,800,000	1,605,232
F&G Global Funding
5.88% due 01/16/30[2]	3,700,000	3,843,221
PartnerRe Finance B LLC
4.50% due 10/01/50[8]	4,040,000	3,811,864
CoStar Group, Inc.
2.80% due 07/15/30[2]	4,130,000	3,780,927
Carlyle Group, Inc.
5.05% due 09/19/35	3,630,000	3,617,306
First American Financial Corp.
4.00% due 05/15/30	3,180,000	3,073,982
5.45% due 09/30/34	490,000	491,363
Commonwealth Bank of Australia
5.93% due 03/14/46[2,8]	3,420,000	3,548,135
Sumitomo Life Insurance Co.
3.38% due 04/15/81[2,8]	2,500,000	2,315,607
5.88% due 09/10/55[2,8]	1,150,000	1,170,822
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[2]	4,277,000	3,389,101
Maple Grove Funding Trust I
4.16% due 08/15/51[2]	4,750,000	3,339,963
Capital One Financial Corp.
6.05% due 02/01/35[8]	1,710,000	1,815,195
5.20% due 09/11/36[8]	1,500,000	1,483,502
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[2]	3,150,000	2,941,608
Standard Chartered plc
4.64% due 04/01/31[2,8]	1,609,000	1,616,098
5.01% due 10/15/30[2,8]	1,281,000	1,303,537
Equitable Holdings, Inc.
6.70% due 03/28/55[8]	2,800,000	2,918,339
Pacific Beacon LLC
5.51% due 07/15/36[2]	2,900,000	2,875,017

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 43

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
CORE BOND FUND

	Face Amount~	Value
Host Hotels & Resorts, LP
5.70% due 07/01/34	2,750,000	$2,816,660
Belrose Funding Trust II
6.79% due 05/15/55[2]	2,440,000	2,642,367
Omnis Funding Trust
6.72% due 05/15/55[2]	2,410,000	2,599,542
200 Park Funding Trust
5.74% due 02/15/55[2]	2,550,000	2,582,535
MetLife, Inc.
6.35% due 03/15/55[8]	2,350,000	2,496,795
Accident Fund Insurance Company of America
8.50% due 08/01/32[2]	2,450,000	2,471,158
Enstar Group Ltd.
7.50% due 04/01/45[2,8]	1,300,000	1,355,788
3.10% due 09/01/31	1,170,000	1,044,985
Corebridge Global Funding
4.90% due 08/21/32[2]	2,375,000	2,385,573
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[2]	2,450,000	2,367,153
Reinsurance Group of America, Inc.
5.75% due 09/15/34	1,750,000	1,829,586
6.65% due 09/15/55[8]	500,000	524,846
Blue Owl IV SR SEC A
5.94% due 09/04/45†††	2,288,000	2,288,000
Farmers Insurance Exchange
7.00% due 10/15/64[2,8]	2,200,000	2,283,600
Nuveen LLC
5.85% due 04/15/34[2]	2,150,000	2,262,255
BNP Paribas S.A.
5.09% due 05/09/31[2,8]	1,200,000	1,222,929
5.79% due 01/13/33[2,8]	990,000	1,039,029
Dai-ichi Life Insurance Company Ltd.
6.20% [2,8,9]	2,150,000	2,234,843
Macquarie Group Ltd.
2.69% due 06/23/32[2,8]	1,397,000	1,262,087
2.87% due 01/14/33[2,8]	980,000	883,761
Ascot Group Ltd.
6.35% due 06/15/35[2,8]	2,050,000	2,136,834
AmFam Holdings, Inc.
2.81% due 03/11/31[2]	1,800,000	1,563,192
3.83% due 03/11/51[2]	850,000	560,507
Blue Owl IV SR SEC B
5.94% due 09/04/45†††	2,112,000	2,112,000
Nationwide Building Society
5.54% due 07/14/36[2,8]	1,500,000	1,542,563
4.65% due 07/14/29[2,8]	440,000	443,595
Westpac Banking Corp.
3.02% due 11/18/36[8]	1,200,000	1,070,270
3.13% due 11/18/41	805,000	609,277
2.67% due 11/15/35[8]	295,000	264,726
Americo Life, Inc.
3.45% due 04/15/31[2]	2,060,000	1,857,697
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[2]	2,089,198	1,783,972
Jefferies Financial Group, Inc.
6.20% due 04/14/34	1,650,000	1,754,274
Henneman Trust
6.58% due 05/15/55[2]	1,600,000	1,706,439
Corebridge Life Holdings, Inc.
8.13% due 03/15/46[2]	1,400,000	1,702,535
Trustage Financial Group, Inc.
4.63% due 04/15/32[2]	1,750,000	1,676,473
Equities AB
5.85% due 05/08/35[2]	1,620,000	1,672,780
Dyal Capital Partners III
4.40% due 06/15/40†††	1,750,000	1,660,310
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[2]	2,056,000	1,606,981
VICI Properties, LP
5.63% due 04/01/35	1,550,000	1,587,060
HSBC Holdings plc
5.29% due 11/19/30[8]	1,010,000	1,041,819
5.13% due 03/03/31[8]	530,000	542,795
CNO Financial Group, Inc.
6.45% due 06/15/34	1,440,000	1,528,090
HS Wildcat LLC
3.83% due 12/31/50†††	1,967,087	1,447,352
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
5.88% due 05/23/42[2,8]	1,350,000	1,408,533
Credit Agricole S.A.
5.60% (SOFR + 1.21%) due 09/11/28◊,2	990,000	996,867
5.22% due 05/27/31[2,8]	400,000	410,332
Fortitude Group Holdings LLC
6.25% due 04/01/30[2]	1,350,000	1,401,703
Ares Finance Company II LLC
3.25% due 06/15/30[2]	1,469,000	1,387,509
Beacon Funding Trust
6.27% due 08/15/54[2]	1,350,000	1,381,493
MidCap Funding XLVI Trust
6.72% (1 Month Term SOFR + 2.50%, Rate Floor: 0.00%) due 04/15/28◊,†††	1,350,000	1,350,000
RGA Global Funding
5.05% due 12/06/31[2]	1,300,000	1,325,584
Hanover Insurance Group, Inc.
5.50% due 09/01/35	1,300,000	1,315,324
Santander UK Group Holdings plc
5.14% due 09/22/36[8]	1,260,000	1,248,254
ING Groep N.V.
4.86% due 03/25/29[8]	1,020,000	1,033,521
5.53% due 03/25/36[8]	200,000	207,476
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[2]	1,650,000	1,184,310
Brookfield Capital Finance LLC
6.09% due 06/14/33	1,040,000	1,119,873
Prudential Financial, Inc.
3.70% due 10/01/50[8]	1,160,000	1,083,542
Janus Henderson US Holdings, Inc.
5.45% due 09/10/34	1,060,000	1,071,571

44 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
CORE BOND FUND

	Face Amount~	Value
JPMorgan Chase & Co.
5.58% due 07/23/36[8]	1,030,000	$1,067,782
Intesa Sanpaolo SpA
7.80% due 11/28/53[2]	860,000	1,062,554
Canadian Imperial Bank of Commerce
4.58% due 09/08/31[8]	1,050,000	1,053,449
KBC Group N.V.
6.32% due 09/21/34[2,8]	960,000	1,049,996
Goldman Sachs Group, Inc.
4.02% due 10/31/38[8]	1,170,000	1,048,716
Royal Bank of Canada
4.50% due 08/06/29[8]	1,040,000	1,048,090
Athene Global Funding
2.67% due 06/07/31[2]	1,170,000	1,045,310
Bank of New York Mellon Corp.
5.06% due 07/22/32[8]	1,010,000	1,043,555
Barclays plc
4.48% due 11/11/29[8]	530,000	530,936
5.09% due 02/25/29[8]	500,000	508,981
Jackson Financial, Inc.
4.00% due 11/23/51	1,440,000	1,038,889
Lloyds Banking Group plc
3.75% due 03/18/28[8]	1,040,000	1,032,934
Blue Owl Finance LLC
6.25% due 04/18/34	970,000	1,017,262
Bank of America Corp.
3.56% due 04/23/27[8]	1,020,000	1,015,926
Bank of Nova Scotia
5.53% (SOFR Compounded Index + 1.08%) due 08/01/29◊	1,010,000	1,014,966
SiriusPoint Ltd.
7.00% due 04/05/29	960,000	1,014,714
Nordea Bank Abp
5.41% (SOFR + 1.02%) due 09/10/29◊,2	1,000,000	1,014,271
American Express Co.
5.47% (SOFR + 1.02%) due 01/30/31◊	1,010,000	1,012,978
DNB Bank ASA
5.51% (SOFR + 1.06%) due 11/05/30◊,2	1,000,000	1,011,455
Sumitomo Mitsui Financial Group, Inc.
5.52% (SOFR + 1.17%) due 07/09/29◊	1,000,000	1,010,892
BGC Group, Inc.
8.00% due 05/25/28	930,000	993,051
Belvoir Land LLC
5.60% due 12/15/35[2]	1,000,000	990,126
Pine Street Trust III
6.22% due 05/15/54[2]	960,000	988,970
Dyal Capital Partners III (A), LP
6.55% due 06/15/44†††	980,000	988,485
Stewart Information Services Corp.
3.60% due 11/15/31	1,100,000	985,379
Symetra Life Insurance Co.
6.55% due 10/01/55[2]	900,000	954,783
Rocket Companies, Inc.
6.38% due 08/01/33[2]	900,000	928,903
Mutual of Omaha Insurance Co.
6.14% due 01/16/64[2,8]	850,000	877,425
Apollo Management Holdings, LP
2.65% due 06/05/30[2]	930,000	860,823
Deutsche Bank AG NY
3.55% due 09/18/31[8]	880,000	834,226
Citadel Securities Global Holdings LLC
5.50% due 06/18/30[2]	525,000	538,838
6.20% due 06/18/35[2]	250,000	262,619
Dyal Capital Partners III (B), LP
6.55% due 06/15/44†††	770,000	776,617
Globe Life, Inc.
5.85% due 09/15/34	740,000	775,863
Fort Moore Family Communities LLC
6.09% due 01/15/51[2]	848,148	767,268
Nassau Companies of New York
7.88% due 07/15/30[2]	750,000	765,986
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[2]	950,000	635,075
Assured Guaranty US Holdings, Inc.
3.60% due 09/15/51	800,000	572,743
Horace Mann Educators Corp.
4.70% due 10/01/30	540,000	534,659
Fidelis Insurance Holdings Ltd.
7.75% due 06/15/55[8]	500,000	534,123
LPL Holdings, Inc.
6.00% due 05/20/34	510,000	532,887
Citizens Financial Group, Inc.
6.65% due 04/25/35[8]	470,000	517,145
American National Global Funding
5.25% due 06/03/30[2]	500,000	509,867
Fidelity National Financial, Inc.
3.40% due 06/15/30	470,000	446,379
2.45% due 03/15/31	70,000	62,015
GA Global Funding Trust
4.50% due 09/18/30[2]	500,000	495,978
Assurant, Inc.
6.75% due 02/15/34	400,000	443,173
Brookfield Finance LLC / Brookfield Finance, Inc.
3.45% due 04/15/50	470,000	328,863
Western & Southern Life Insurance Co.
3.75% due 04/28/61[2]	470,000	326,136
Aspen Insurance Holdings Ltd.
5.75% due 07/01/30	305,000	319,223
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[2]	296,000	298,694
Swiss Re Finance Luxembourg S.A.
5.00% due 04/02/49[2,8]	200,000	201,516
KKR Group Finance Company III LLC
5.13% due 06/01/44[2]	100,000	94,940
Total Financial		319,305,142

Energy - 2.4%
BP Capital Markets plc
4.88% [8,9]	5,318,000	5,280,412
6.13% [8,9]	1,350,000	1,398,264

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 45

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
CORE BOND FUND

	Face Amount~	Value
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
5.70% due 09/15/34	2,850,000	$2,937,575
5.60% due 01/15/36	2,400,000	2,430,163
4.90% due 02/15/45	1,140,000	994,271
MPLX, LP
5.40% due 09/15/35	1,850,000	1,854,019
6.20% due 09/15/55	1,800,000	1,820,965
5.95% due 04/01/55	1,300,000	1,270,866
5.50% due 02/15/49	1,080,000	1,005,431
5.65% due 03/01/53	50,000	47,194
HF Sinclair Corp.
6.25% due 01/15/35	2,530,000	2,644,606
5.50% due 09/01/32	1,375,000	1,397,666
Greensaif Pipelines Bidco SARL
5.85% due 02/23/36[2]	1,500,000	1,572,826
6.10% due 08/23/42[2]	800,000	841,327
6.51% due 02/23/42[2]	400,000	432,592
6.13% due 02/23/38[2]	350,000	372,587
ONEOK, Inc.
5.60% due 04/01/44	860,000	815,384
5.40% due 10/15/35	800,000	803,008
6.25% due 10/15/55	725,000	736,252
3.95% due 03/01/50	850,000	625,726
Enbridge, Inc.
6.70% due 11/15/53	940,000	1,049,747
5.63% due 04/05/34	906,000	945,688
5.55% due 06/20/35	800,000	825,011
DT Midstream, Inc.
5.80% due 12/15/34[2]	2,450,000	2,525,926
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[2]	2,986,000	2,429,671
Gulfstream Natural Gas System LLC
5.60% due 07/23/35[2]	2,200,000	2,254,044
Viper Energy Partners LLC
5.70% due 08/01/35	2,200,000	2,236,784
Boardwalk Pipelines, LP
5.63% due 08/01/34	2,000,000	2,075,165
Cheniere Energy Partners, LP
5.55% due 10/30/35[2]	1,000,000	1,021,613
5.95% due 06/30/33	750,000	793,948
5.75% due 08/15/34	150,000	155,938
Kinder Morgan Energy Partners, LP
7.50% due 11/15/40	880,000	1,031,717
5.80% due 03/15/35	725,000	759,707
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.88% due 01/15/29	1,734,000	1,766,398
Energy Transfer, LP
6.20% due 04/01/55	1,000,000	1,006,007
7.38% due 02/01/31[2]	710,000	741,582
Venture Global Plaquemines LNG LLC
6.75% due 01/15/36[2]	1,400,000	1,487,048
Targa Resources Corp.
6.50% due 02/15/53	930,000	979,074
5.65% due 02/15/36	375,000	383,968
Midwest Connector Capital Company LLC
4.63% due 04/01/29[2]	1,050,000	1,054,568
TransCanada PipeLines Ltd.
7.63% due 01/15/39	830,000	992,644
Western Midstream Operating, LP
5.30% due 03/01/48	1,140,000	991,670
Phillips 66 Co.
6.20% due 03/15/56[8]	987,000	989,640
Eni SpA
5.95% due 05/15/54[2]	660,000	659,783
Florida Gas Transmission Company LLC
5.75% due 07/15/35[2]	625,000	648,117
Marathon Petroleum Corp.
6.50% due 03/01/41	480,000	517,397
NuStar Logistics, LP
6.00% due 06/01/26	200,000	200,727
6.38% due 10/01/30	169,000	175,015
Vnom Sub, Inc.
5.38% due 11/01/27[2]	218,000	218,038
Total Energy		60,197,769

Industrial - 2.0%
AP Grange Holdings LLC
6.50% due 03/20/45†††	12,900,000	13,609,500
5.00% due 03/20/45†††	1,400,000	1,456,000
Terminal Investment Limited Holding
6.23% due 10/01/40†††	5,600,000	5,658,795
Homestead Spe Issuer LLC
7.21% due 04/01/55†††	5,000,000	5,129,016
FLNG Liquefaction 3 LLC
3.08% due 06/30/39†††	3,711,435	3,168,914
Amazon.com, Inc.
2.65% due 10/10/42†††	3,286,800	2,738,224
Vontier Corp.
2.95% due 04/01/31	2,440,000	2,228,684
Penske Truck Leasing Company Lp / PTL Finance Corp.
5.25% due 07/01/29[2]	2,100,000	2,159,388
Berry Global, Inc.
4.88% due 07/15/26[2]	2,156,000	2,156,304
ALLETE, Inc.
5.79% due 07/09/37†††	1,900,000	1,940,792
Flowserve Corp.
3.50% due 10/01/30	1,517,000	1,445,772
2.80% due 01/15/32	317,000	280,655
Cliffwater Corporate Lending Fund
6.77% due 08/04/28†††	1,550,000	1,611,123
Stadco LA LLC
3.75% due 05/15/56†††	2,000,000	1,398,550
CIMIC Finance USA Pty Ltd.
7.00% due 03/25/34[2]	970,000	1,056,253
LBJ Infrastructure Group LLC
3.80% due 12/31/57[2]	1,250,000	878,312
AP Grange Holdings LLC Deferral
6.50% due 03/20/45†††	839,743	839,743

46 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
CORE BOND FUND

	Face Amount~	Value
FedEx Corp.
4.10% due 02/01/45[2]	550,000	$430,510
4.75% due 11/15/45	354,000	305,880
GATX Corp.
6.05% due 06/05/54	628,000	652,602
Weir Group, Inc.
5.35% due 05/06/30[2]	470,000	483,510
Norfolk Southern Corp.
4.10% due 05/15/21	600,000	425,472
Total Industrial		50,053,999

Utilities - 1.8%
QTS Corp.
5.42% due 08/21/32†††	11,250,000	11,252,489
Evergy Metro, Inc.
5.13% due 08/15/35	6,025,000	6,088,966
Dominion Energy, Inc.
6.20% due 02/15/56[8]	1,650,000	1,660,797
6.00% due 02/15/56[8]	1,100,000	1,107,870
PacifiCorp
7.38% due 09/15/55[8]	2,200,000	2,316,210
NRG Energy, Inc.
2.45% due 12/02/27[2]	1,750,000	1,677,540
7.00% due 03/15/33[2]	480,000	530,735
CMS Energy Corp.
6.50% due 06/01/55[8]	1,800,000	1,863,628
Southwestern Public Service Co.
3.70% due 08/15/47	2,450,000	1,845,351
Brooklyn Union Gas Co.
6.39% due 09/15/33[2]	800,000	862,326
4.27% due 03/15/48[2]	640,000	514,721
AES Corp.
3.95% due 07/15/30[2]	1,362,000	1,315,185
Public Service Company of Colorado
5.15% due 09/15/35	1,050,000	1,063,437
Capital Power US Holdings, Inc.
6.19% due 06/01/35[2]	1,010,000	1,059,464
Arizona Public Service Co.
6.35% due 12/15/32	950,000	1,038,782
Alliant Energy Finance LLC
3.60% due 03/01/32[2]	1,120,000	1,035,971
Enel Finance International N.V.
5.50% due 06/15/52[2]	1,080,000	1,033,286
Appalachian Power Co.
4.40% due 05/15/44	1,200,000	1,011,210
Evergy Kansas Central, Inc.
5.70% due 03/15/53	1,000,000	1,009,488
Entergy Mississippi LLC
3.85% due 06/01/49	1,280,000	988,851
NextEra Energy Capital Holdings, Inc.
6.38% due 08/15/55[8]	884,000	917,911
Central Storage Safety Project Trust
4.82% due 02/01/38[10]	735,040	701,770
Sierra Pacific Power Co.
6.20% due 12/15/55[8]	675,000	675,600
Boston Gas Co.
5.84% due 01/10/35[2]	550,000	580,130
Liberty Utilities Co.
5.87% due 01/31/34[2]	550,000	569,697
Nevada Power Co.
6.65% due 04/01/36	500,000	560,953
Alexander Funding Trust II
7.47% due 07/31/28[2]	450,000	481,171
Black Hills Corp.
6.00% due 01/15/35	320,000	340,636
Southern Co.
3.75% due 09/15/51[8]	322,000	317,706
Total Utilities		44,421,881

Consumer, Cyclical - 1.1%
Choice Hotels International, Inc.
3.70% due 01/15/31	6,240,000	5,841,794
LG Energy Solution Ltd.
5.38% due 04/02/30[2]	2,094,000	2,143,444
5.50% due 07/02/34[2]	1,600,000	1,620,340
Smithsonian Institution
2.70% due 09/01/44	4,000,000	2,745,407
British Airways Class A Pass Through Trust
4.25% due 11/15/32[2]	1,692,742	1,649,865
2.90% due 03/15/35[2]	692,769	628,706
Alt-2 Structured Trust
2.95% due 05/14/31◊,†††	2,442,347	2,270,935
Marriott International, Inc.
5.25% due 10/15/35	1,400,000	1,412,463
United Airlines 2023-1 Class A Pass Through Trust
5.80% due 01/15/36	1,352,808	1,399,035
Polaris, Inc.
6.95% due 03/15/29	1,050,000	1,114,624
Flutter Treasury Designated Activity Co.
6.38% due 04/29/29[2]	1,050,000	1,084,250
Brunswick Corp.
5.10% due 04/01/52	1,310,000	1,050,330
Hyatt Hotels Corp.
5.75% due 03/30/32	1,000,000	1,042,920
Hasbro, Inc.
6.05% due 05/14/34	980,000	1,024,987
Darden Restaurants, Inc.
4.55% due 02/15/48	1,200,000	997,138
Sodexo, Inc.
5.80% due 08/15/35[2]	850,000	890,961
American Airlines Class AA Pass Through Trust
3.20% due 06/15/28	607,000	587,697
General Motors Co.
6.25% due 10/02/43	500,000	508,465
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[2]	262,250	261,930
Warnermedia Holdings, Inc.
5.14% due 03/15/52	230,000	171,350
Total Consumer, Cyclical		28,446,641

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 47

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
CORE BOND FUND

	Face Amount~	Value
Consumer, Non-cyclical - 1.0%
Smithfield Foods, Inc.
2.63% due 09/13/31[2]	2,500,000	$2,189,911
5.20% due 04/01/29[2]	1,200,000	1,215,992
3.00% due 10/15/30[2]	640,000	584,717
CVS Health Corp.
6.75% due 12/10/54[8]	2,170,000	2,239,950
6.20% due 09/15/55	325,000	334,500
JBS USA Holding Lux SARL / JBS USA Foods Group Holdings Incorporated / JBS USA Food Co.
5.50% due 01/15/36[2]	2,400,000	2,450,904
Altria Group, Inc.
4.45% due 05/06/50	1,365,000	1,106,618
3.70% due 02/04/51	1,280,000	922,353
GXO Logistics, Inc.
6.25% due 05/06/29	1,250,000	1,312,700
6.50% due 05/06/34	440,000	473,068
Mars, Inc.
5.20% due 03/01/35[2]	1,600,000	1,635,418
Global Payments, Inc.
2.90% due 11/15/31	1,600,000	1,434,775
AZ Battery Property LLC
6.73% due 02/20/46†††	1,420,000	1,386,369
Yale-New Haven Health Services Corp.
2.50% due 07/01/50	2,250,000	1,328,756
Highmark, Inc.
2.55% due 05/10/31[2]	1,500,000	1,319,522
Cigna Group
4.88% due 09/15/32	1,050,000	1,060,587
Imperial Brands Finance plc
3.88% due 07/26/29[2]	1,060,000	1,041,289
Tesco plc
6.15% due 11/15/37[2]	980,000	1,021,673
Becle, SAB de CV
2.50% due 10/14/31[2]	1,050,000	907,215
BAT Capital Corp.
4.76% due 09/06/49	1,040,000	885,066
Triton Container International Ltd.
3.15% due 06/15/31[2]	930,000	829,346
Philip Morris International, Inc.
5.25% due 02/13/34	750,000	774,442
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32	200,000	178,580
Total Consumer, Non-cyclical		26,633,751

Communications - 0.8%
British Telecommunications plc
4.88% due 11/23/81[2,8]	2,900,000	2,781,628
SoftBank Corp.
5.33% due 07/09/35[2]	2,600,000	2,621,562
Vodafone Group plc
4.13% due 06/04/81[8]	2,550,000	2,385,509
Paramount Global
4.90% due 08/15/44	1,035,000	833,698
5.25% due 04/01/44	908,000	746,153
5.90% due 10/15/40	562,000	516,202
Level 3 Financing, Inc.
4.50% due 04/01/30[2]	2,175,000	1,987,406
NTT Finance Corp.
4.62% due 07/16/28[2]	930,000	939,196
5.50% due 07/16/35[2]	550,000	568,913
4.88% due 07/16/30[2]	300,000	304,822
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	2,148,000	1,454,824
Rogers Communications, Inc.
4.55% due 03/15/52	1,594,000	1,321,313
Prosus N.V.
4.99% due 01/19/52[2]	1,300,000	1,049,824
America Movil SAB de CV
6.13% due 03/30/40	980,000	1,048,145
Nokia Oyj
6.63% due 05/15/39	980,000	1,030,340
CSC Holdings LLC
4.13% due 12/01/30[2]	600,000	392,913
Altice France S.A.
5.13% due 01/15/29[2]	250,000	215,000
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28[2]	200,000	198,396
Total Communications		20,395,844

Technology - 0.7%
Oracle Corp.
5.20% due 09/26/35	2,475,000	2,488,629
5.95% due 09/26/55	1,675,000	1,669,847
3.95% due 03/25/51	2,128,000	1,582,186
6.00% due 08/03/55	1,060,000	1,064,141
4.80% due 09/26/32	925,000	926,112
5.88% due 09/26/45	700,000	701,901
6.10% due 09/26/65	475,000	474,125
Foundry JV Holdco LLC
5.88% due 01/25/34[2]	2,500,000	2,604,417
6.20% due 01/25/37[2]	1,000,000	1,066,690
Entegris, Inc.
4.75% due 04/15/29[2]	3,700,000	3,668,264
Western Digital Corp.
2.85% due 02/01/29	1,120,000	1,052,971
Atlassian Corp.
5.50% due 05/15/34	629,000	648,000
Constellation Software, Inc.
5.46% due 02/16/34[2]	350,000	357,547
Total Technology		18,304,830

Basic Materials - 0.2%
Corporation Nacional del Cobre de Chile
6.78% due 01/13/55[2]	1,950,000	2,091,960
Dow Chemical Co.
6.90% due 05/15/53	1,050,000	1,121,866
Minera Mexico S.A. de CV
5.63% due 02/12/32[2]	1,030,000	1,061,415

48 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
CORE BOND FUND

	Face Amount~	Value
Rio Tinto Finance USA plc
5.25% due 03/14/35	60,000	$61,829
Total Basic Materials		4,337,070

Financial Institutions - 0.1%
MN8 Portfolio IV LLC
6.31% due 07/30/45†††	2,700,000	2,734,832

Transporation - 0.1%
Stolthaven Houston, Inc.
5.98% due 07/17/34†††	1,960,000	1,989,153

Government - 0.0%
Amazon Conservation DAC
6.03% due 01/16/42[2]	1,000,000	1,032,500
Total Corporate Bonds
(Cost $587,976,799)		577,853,412

U.S. GOVERNMENT SECURITIES†† - 22.1%
U.S. Treasury Notes
4.13% due 03/31/31[12]	85,832,400	87,220,471
4.63% due 04/30/31	60,000,000	62,456,250
4.00% due 07/31/32	50,000,000	50,234,375
3.75% due 08/31/31	44,220,000	44,019,628
4.13% due 11/15/27	25,000,000	25,254,883
4.13% due 10/31/31	21,000,000	21,306,797
3.88% due 10/15/27	3,580,000	3,597,620
3.63% due 03/31/28	1,300,000	1,300,355
4.00% due 05/31/30	1,031,600	1,043,689
U.S. Treasury Inflation Indexed Bonds
2.13% due 01/15/35	50,647,233	52,136,056
1.88% due 07/15/35	36,971,235	37,268,709
2.13% due 04/15/29	24,354,708	25,137,350
1.63% due 10/15/29	20,686,393	21,094,534
1.25% due 04/15/28	11,167,972	11,210,091
1.38% due 07/15/33	2,052,806	2,020,952
U.S. Treasury Bonds
due 05/15/51[5,13]	167,110,000	48,416,573
due 08/15/54[5,13]	39,610,000	10,031,646
4.75% due 05/15/55	9,330,000	9,359,156
due 05/15/44[6,13]	22,950,000	9,179,731
due 08/15/53[5,13]	29,000,000	7,659,200
due 02/15/54[5,13]	28,290,000	7,316,581
due 02/15/52[5,13]	19,980,000	5,601,424
4.75% due 08/15/55	5,000,000	5,017,969
due 02/15/55[5,13]	20,000,000	4,959,251
due 02/15/46[6,13]	10,550,000	3,856,566
due 11/15/44[6,13]	4,600,000	1,793,095
due 11/15/53[5,13]	3,330,000	872,918
Total U.S. Government Securities
(Cost $566,202,027)		559,365,870

ASSET-BACKED SECURITIES†† - 19.5%
Collateralized Loan Obligations - 8.0%
Cerberus Loan Funding XLIV LLC
2024-5A A, 6.67% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 01/15/36◊,2	8,900,000	9,042,703
2024-5A B, 7.52% (3 Month Term SOFR + 3.20%, Rate Floor: 3.20%) due 01/15/36◊,2	3,000,000	3,030,898
LoanCore Issuer Ltd.
2021-CRE5 C, 6.62% (1 Month Term SOFR + 2.46%, Rate Floor: 2.46%) due 07/15/36◊,2	7,500,000	7,456,129
2021-CRE6 C, 6.57% (1 Month Term SOFR + 2.41%, Rate Floor: 2.30%) due 11/15/38◊,2	4,000,000	3,983,265
Hlend CLO LLC
2025-3A A, 5.67% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 01/20/37◊,2	4,700,000	4,705,943
2025-4A B, 6.07% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 08/15/37◊,2	4,450,000	4,435,016
Ares Direct Lending CLO 6 LLC
2025-2A B, due 10/16/37◊,2,4	8,050,000	8,050,000
Madison Park Funding XLVIII Ltd.
2021-48A C, 6.59% (3 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 04/19/33◊,2	4,000,000	4,007,717
2021-48A B, 6.04% (3 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 04/19/33◊,2	4,000,000	4,002,960
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 D, 6.80% (1 Month Term SOFR + 2.66%, Rate Floor: 2.55%) due 07/16/36◊,2	4,000,000	3,996,777
2021-FL6 C, 6.10% (1 Month Term SOFR + 1.96%, Rate Floor: 1.85%) due 07/16/36◊,2	3,400,000	3,393,009
Owl Rock CLO III Ltd.
2024-3A AR, 6.18% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 04/20/36◊,2	5,500,000	5,530,521
2024-3A BR, 6.68% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 04/20/36◊,2	1,250,000	1,247,332
Owl Rock CLO XVI LLC
2024-16A A, 6.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/20/36◊,2	5,000,000	5,012,601
2024-16A B, 6.83% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/20/36◊,2	1,000,000	1,004,942
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.20% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,2	4,149,316	4,160,742
2021-2A C, 7.43% (3 Month Term SOFR + 3.11%, Rate Floor: 3.11%) due 04/22/33◊,2	1,250,000	1,257,203

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 49

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
CORE BOND FUND

	Face Amount~	Value
Cerberus Loan Funding XL LLC
2023-1A A, 6.72% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,2	4,500,000	$4,516,683
FS Rialto
2021-FL2 A, 5.48% (1 Month Term SOFR + 1.33%, Rate Floor: 1.33%) due 05/16/38◊,2	2,447,811	2,443,594
2021-FL3 C, 6.31% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 11/16/36◊,2	2,000,000	1,997,134
Golub Capital Partners CLO 16M-R3
2025-16A A1R3, 5.95% (3 Month Term SOFR + 1.63%, Rate Floor: 1.63%) due 08/09/39◊,2	4,050,000	3,984,055
2025-16A A2R3, 6.07% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/09/39◊,2	400,000	400,670
JCP Direct Lending CLO 2023-1 LLC
2025-1A A1R, 5.98% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 07/20/37◊,2	2,400,000	2,406,019
2025-1A AJR, 6.11% (3 Month Term SOFR + 1.78%, Rate Floor: 1.78%) due 07/20/37◊,2	1,925,000	1,932,139
Fortress Credit Opportunities IX CLO Ltd.
2021-9A A2TR, 6.38% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 10/15/33◊,2	3,250,000	3,258,049
2021-9A A1TR, 6.13% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 10/15/33◊,2	1,000,000	1,001,977
TRTX Issuer Ltd.
2025-FL6 A, 5.67% (1 Month Term SOFR + 1.54%, Rate Floor: 1.54%) due 09/18/42◊,2	4,200,000	4,193,066
FS Rialto Issuer LLC
2024-FL9 AS, 6.23% (1 Month Term SOFR + 2.09%, Rate Floor: 2.09%) due 10/19/39◊,2	1,800,000	1,808,842
2025-FL10 AS, 5.73% (1 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 08/19/42◊,2	1,400,000	1,393,682
2025-FL10 B, 5.98% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 08/19/42◊,2	1,000,000	987,860
Cerberus Loan Funding 52 LLC
2025-3A A, 5.49% (3 Month Term SOFR + 1.52%, Rate Floor: 1.52%) due 10/15/37◊,2	2,900,000	2,910,065
2025-3A B, 5.77% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 10/15/37◊,2	1,250,000	1,258,067
BSPDF Issuer Ltd.
2021-FL1 C, 6.52% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 10/15/36◊,2	4,000,000	3,959,565
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.07% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,2	3,750,000	3,767,232
Palmer Square CLO Ltd.
2024-4A BR, 6.03% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 10/20/37◊,2	1,450,000	1,458,743
2024-4A CR, 6.18% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/20/37◊,2	1,250,000	1,253,393
2024-3A B, 5.93% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 07/20/37◊,2	1,000,000	1,003,610
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.28% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,2	3,625,001	3,635,859
Cerberus Loan Funding XLVIII LLC
2024-4A B, 6.17% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/36◊,2	2,000,000	2,009,866
2024-4A AN, 5.97% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 10/15/36◊,2	1,500,000	1,509,858
BCRED CLO LLC
2025-1A B, 6.00% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 04/20/37◊,2	3,400,000	3,421,533
BSPRT Issuer LLC
2025-FL12 AS, due 01/17/43◊,2,4	1,200,000	1,196,462
2025-FL12 B, due 01/17/43◊,2,4	1,100,000	1,096,784
2024-FL11 B, 6.44% (1 Month Term SOFR + 2.29%, Rate Floor: 2.29%) due 07/15/39◊,2	1,000,000	995,649
Cerberus Loan Funding XLVII LLC
2024-3A B, 6.27% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/15/36◊,2	3,000,000	3,016,742
Eldridge CLO 2025-1 Ltd.
2025-1A B, due 10/20/38◊,2,4	3,000,000	3,000,000
Owl Rock CLO VII LLC
2025-7A AR, 5.73% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 04/20/38◊,2	3,000,000	2,985,000
Golub Capital Partners CLO 54M L.P
2025-54A BR, 6.23% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 08/05/37◊,2	1,500,000	1,499,971
2025-54A A2R, 5.80% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 08/05/37◊,2	1,400,000	1,399,975

50 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
CORE BOND FUND

	Face Amount~	Value
Ares LXIX CLO Ltd.
2024-69A B, 6.32% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/15/36◊,2	2,500,000	$2,509,799
Madison Park Funding LXXI Ltd.
2025-71A B, 5.77% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 04/23/38◊,2	2,500,000	2,496,250
KREF Ltd.
2021-FL2 AS, 5.56% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,2	1,500,000	1,491,762
2021-FL2 C, 6.26% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 02/15/39◊,2	1,000,000	994,564
Carlyle Direct Lending CLO LLC
2024-1A A11A, 6.12% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 07/15/36◊,2	2,400,000	2,406,000
GoldenTree Loan Management US CLO 24 Ltd.
2025-24A B, 5.83% (3 Month Term SOFR + 1.55%, Rate Floor: 1.55%) due 10/20/38◊,2	2,250,000	2,252,722
OWL Rock CLO XXII LLC
2025-22A A, 5.42% (3 Month Term SOFR + 1.47%, Rate Floor: 1.47%) due 10/20/37◊,2	2,200,000	2,203,064
Cerberus Loan Funding 50 LLC
2025-1A B, 6.27% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/15/37◊,2	2,000,000	2,011,176
GoldenTree Loan Management US CLO 1 Ltd.
2024-9A CR, 6.73% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 04/20/37◊,2	2,000,000	2,010,923
Cerberus Loan Funding XLVI, LP
2024-2A A, 6.17% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 07/15/36◊,2	1,500,000	1,508,591
2024-2A B, 6.62% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 07/15/36◊,2	500,000	498,974
Owl Rock CLO I LLC
2024-1A ANR, 6.60% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 02/20/36◊,2	2,000,000	2,006,662
Sound Point CLO XXXI Ltd.
2021-3A B, 6.23% (3 Month Term SOFR + 1.91%, Rate Floor: 1.65%) due 10/25/34◊,2	2,000,000	2,004,360
BRSP Ltd.
2021-FL1 C, 6.40% (1 Month Term SOFR + 2.26%, Rate Floor: 2.15%) due 08/19/38◊,2	2,000,000	1,997,189
Canyon Capital CLO Ltd.
2018-1A A2R, 6.07% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 01/30/31◊,2	1,900,000	1,901,501
HPS Private Credit CLO LLC
2025-3A A1, 5.91% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 07/20/37◊,2	1,500,000	1,505,253
Ares LVI CLO Ltd.
2025-56A CR2, 6.22% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 01/25/38◊,2	1,400,000	1,403,912
LoanCore
2025-CRE8 AS, 5.73% (1 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 08/17/42◊,2	1,100,000	1,095,477
OWL Rock Clo XXI LLC
2025-21A B, 6.22% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 07/24/34◊,2	1,050,000	1,046,437
Cerberus Loan Funding XXXVIII, LP
2022-2A A1, 7.07% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 10/15/34◊,2	1,000,000	1,017,119
Madison Park Funding LVIII Ltd.
2024-58A C, 6.77% (3 Month Term SOFR + 2.45%, Rate Floor: 2.45%) due 04/25/37◊,2	1,000,000	1,007,057
Wildwood Park CLO Ltd.
2024-1A B1, 6.03% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 10/20/37◊,2	1,000,000	1,005,960
Carlyle US CLO
2024-4A B, 6.08% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 07/20/37◊,2	1,000,000	1,005,760
VOYA CLO
2024-2A B, 6.13% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 07/20/37◊,2	1,000,000	1,004,540
AGL CLO 42 Ltd.
2025-42A B, 5.92% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 07/22/38◊,2	1,000,000	1,003,740
Ares XXVII CLO Ltd.
2024-2A CR3, 6.16% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/28/34◊,2	1,000,000	1,002,589
Owl Rock CLO VIII LLC
2025-8A A2R, 6.08% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 04/24/37◊,2	1,000,000	1,001,876
Cerberus Loan Funding XLV LLC
2024-1A B, 6.72% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 04/15/36◊,2	1,000,000	1,000,848

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 51

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
CORE BOND FUND

	Face Amount~		Value
Owl Rock CLO XIII LLC
2023-13A B, 7.35% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 09/20/35◊,2		1,000,000	$999,820
Elmwood CLO 38 Ltd.
2025-1A B1, 5.73% (3 Month Term SOFR + 1.45%, Rate Floor: 1.45%) due 04/22/38◊,2		1,000,000	998,300
Golub Capital Partners CLO 46 Ltd.
2024-46A BR, 6.63% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 04/20/37◊,2		1,000,000	997,576
Golub Capital Partners CLO 31M Ltd.
2024-31A BRR, 6.17% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 11/05/37◊,2		1,000,000	996,647
Ares Direct Lending CLO 3 LLC
2024-3A B, 6.18% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 01/20/37◊,2		1,000,000	996,647
BDS LLC
2025-FL14 AS, 5.71% (1 Month Term SOFR + 1.57%, Rate Floor: 1.57%) due 10/21/42◊,2		1,000,000	995,854
BSPRT Issuer Ltd.
2021-FL7 C, 6.57% (1 Month Term SOFR + 2.41%, Rate Floor: 2.41%) due 12/15/38◊,2		1,000,000	993,355
Acrec LLC
2025-FL3 B, 6.08% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 08/18/42◊,2		1,000,000	989,195
ACRE Commercial Mortgage Ltd.
2021-FL4 D, 7.35% (1 Month Term SOFR + 3.21%, Rate Floor: 2.60%) due 12/18/37◊,2		773,000	758,023
Wellfleet CLO Ltd.
2024-2A BR, 6.18% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/18/37◊,2		750,000	753,173
BSPDF Issuer LLC
2025-FL2 AS, 6.27% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 12/15/42◊,2		750,000	752,161
Ares Direct Lending CLO 1 LLC
2024-1A B, 6.52% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 04/25/36◊,2		750,000	748,009
Dryden 37 Senior Loan Fund
2017-37A BR, 5.98% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 01/15/31◊,2		367,868	368,063
2017-37A CR, 7.83% (3 Month Term SOFR + 3.51%, Rate Floor: 3.25%) due 01/15/31◊,2		333,333	334,168
2015-37A SUB, due 01/15/31[2,14]		298,799	1,357
BXMT Ltd.
2020-FL2 A, 5.41% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,2		678,230	675,174
Sound Point CLO XXIV
2021-3A B1R, 6.28% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 10/25/34◊,2		500,000	500,780
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 5.86% (3 Month Term SOFR + 1.53%, Rate Floor: 1.27%) due 04/20/30◊,2		25,302	25,353
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[2,14]		162,950	458
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[10,14]		700,000	70
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[2,14]		650,000	65
Total Collateralized Loan Obligations			201,298,255

Financial - 2.3%
Station Place Securitization Trust
2025-SP2, 5.31% (1 Month Term SOFR + 1.15%, Rate Floor: 1.15%) due 09/25/26◊,†††,2		7,800,000	7,800,000
2025-SP1, 5.57% (1 Month Term SOFR + 1.30%, Rate Floor: 0.00%) due 07/02/26◊,†††,2		4,500,000	4,500,000
2024-SP2, 5.87% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 07/12/26◊,†††,2		3,800,000	3,800,000
2024-SP4, 5.45% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,2		3,000,000	3,000,000
2024-SP3, 5.45% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,2		1,500,000	1,500,000
Project Onyx I
6.89% (3 Month Term SOFR + 2.60%, Rate Floor: 0.00%) due 01/26/27◊,†††		4,349,086	4,333,094
KKR Core Holding Company LLC
4.00% due 08/12/31†††		4,548,544	4,223,990
HV Eight LLC
5.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/31/27◊,†††	EUR	3,359,451	3,933,967
Ceamer Finance LLC
6.79% due 11/15/39†††		2,123,479	2,182,138
6.92% due 11/15/37†††		1,523,999	1,579,552
Thunderbird A
5.50% due 03/01/37†††		3,400,000	3,213,618
Lightning A
5.50% due 03/01/37†††		3,400,000	3,213,618
LVNV Funding LLC
7.80% due 11/05/28†††		2,900,000	3,044,308
Strategic Partners Fund VIII, LP
6.92% (1 Month Term SOFR + 2.60%, Rate Floor: 0.00%) due 03/10/26◊,†††		2,846,797	2,831,754

52 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
CORE BOND FUND

	Face Amount~	Value
HarbourVest Partners LLC
6.57% (3 Month Term SOFR + 2.55%, Rate Floor: 2.55%) due 09/15/30◊	2,610,000	$2,610,000
Metis Issuer, LLC
6.89% due 05/15/55†††	2,400,000	2,364,136
Akso Health Group
7.27% due 12/31/44†††	1,987,562	2,049,214
Endo Luxembourg Finance Co I SARL / Endo US, Inc.
7.40% due 09/30/45†††	1,300,000	1,354,010
Project Onyx II
7.09% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	1,142,708	1,139,057
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††	456,243	453,889
Nassau LLC
2019-1, 3.98% due 08/15/34[10]	337,373	321,318
Total Financial		59,447,663

Infrastructure - 1.9%
Stack Infrastructure Issuer LLC
2023-3A, 5.90% due 10/25/48[2]	3,000,000	3,028,907
2025-1A, 5.00% due 05/25/50[2]	2,900,000	2,887,916
2024-1A, 5.90% due 03/25/49[2]	1,250,000	1,270,528
2023-1A, 5.90% due 03/25/48[2]	1,000,000	1,004,094
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54[2]	4,000,000	4,020,194
2025-1A, 5.04% due 03/25/55[2]	3,050,000	3,021,685
2024-1A, 6.28% due 03/25/54[2]	800,000	815,563
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[2]	2,500,000	2,458,834
2024-1A, 5.59% due 05/15/54[2]	2,350,000	2,363,871
2024-1A, 6.64% due 05/15/54[2]	1,250,000	1,264,462
QTS Issuer ABS I LLC
2025-1A, 5.44% due 05/25/55[2]	5,700,000	5,821,679
Hotwire Funding LLC
2024-1A, 5.89% due 06/20/54[2]	1,950,000	1,982,988
2021-1, 2.31% due 11/20/51[2]	2,000,000	1,949,298
2023-1A, 5.69% due 05/20/53[2]	1,005,000	1,015,662
2024-1A, 6.67% due 06/20/54[2]	700,000	715,686
Vantage Data Centers LLC
2025-1A, 5.13% due 08/15/55[2]	4,850,000	4,874,564
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[2]	3,350,000	3,269,858
SBA Tower Trust
1.84% due 04/15/27[2]	3,000,000	2,865,390
ALLO Issuer LLC
2025-1A, 5.53% due 04/20/55[2]	2,000,000	2,029,350
Vantage Data Centers Issuer LLC
2024-1A, 5.10% due 09/15/54[2]	1,100,000	1,102,368
Blue Stream Issuer LLC
2024-1A, 5.41% due 11/20/54[2]	1,000,000	1,011,415
Total Infrastructure		48,774,312

Whole Business - 1.7%
Subway Funding LLC
2024-3A, 5.91% due 07/30/54[2]	2,729,375	2,718,583
2024-1A, 6.51% due 07/30/54[2]	2,034,625	2,123,798
2024-1A, 6.27% due 07/30/54[2]	1,588,000	1,628,847
2024-1A, 6.03% due 07/30/54[2]	794,000	804,962
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[2]	4,165,125	3,924,345
2019-1A, 3.88% due 10/25/49[2]	1,508,000	1,493,391
2024-1A, 6.17% due 01/25/54[2]	1,379,000	1,424,862
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[2]	6,412,500	6,192,330
Sonic Capital LLC
2020-1A, 3.85% due 01/20/50[2]	2,159,354	2,128,108
2021-1A, 2.19% due 08/20/51[2]	2,203,200	2,036,430
2020-1A, 4.34% due 01/20/50[2]	949,167	917,693
Domino’s Pizza Master Issuer LLC
2017-1A, 4.12% due 07/25/47[2]	5,076,000	5,042,259
ServiceMaster Funding LLC
2020-1, 2.84% due 01/30/51[2]	3,751,840	3,535,109
Wingstop Funding LLC
2024-1A, 5.86% due 12/05/54[2]	1,500,000	1,552,282
2020-1A, 2.84% due 12/05/50[2]	1,231,250	1,188,650
2022-1A, 3.73% due 03/05/52[2]	248,125	240,408
Five Guys Holdings, Inc.
2023-1A, 7.55% due 01/26/54[2]	2,034,625	2,116,267
Taco Bell Funding LLC
2025-1A, 5.05% due 08/25/55[2]	950,000	952,254
2025-1A, 4.82% due 08/25/55[2]	950,000	951,985
Wendy’s Funding LLC
2019-1A, 3.78% due 06/15/49[2]	1,291,790	1,284,067
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[2]	1,175,000	1,170,791
Total Whole Business		43,427,421

Transport-Aircraft - 1.6%
AASET Trust
2024-2A, 5.93% due 09/16/49[2]	3,719,989	3,793,323
2024-1A, 6.26% due 05/16/49[2]	2,746,976	2,835,851
2021-2A, 2.80% due 01/15/47[2]	2,649,637	2,496,711
2021-1A, 2.95% due 11/16/41[2]	2,058,923	1,973,964
2025-1A, 5.94% due 02/16/50[2]	1,004,662	1,026,407
2020-1A, 3.35% due 01/16/40[2]	372,460	366,481
Slam Ltd.
2024-1A, 5.34% due 09/15/49[2]	3,278,588	3,303,531
2021-1A, 2.43% due 06/15/46[2]	2,419,890	2,282,475
2025-1A, 5.81% due 05/15/50[2]	2,106,843	2,160,765
Navigator Aviation Ltd.
2024-1, 5.40% due 08/15/49[2]	3,459,821	3,462,263
2025-1, 5.11% due 10/15/50[2]	900,000	902,873
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[2]	3,716,059	3,524,674
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[2]	2,517,710	2,378,529
Gilead Aviation LLC
2025-1A, 5.79% due 03/15/50[2]	2,292,061	2,338,949
Castlelake Aircraft Structured Trust
2025-1A, 5.78% due 02/15/50[2]	1,765,304	1,792,515
2021-1A, 3.47% due 01/15/46[2]	397,811	395,358

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 53

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
CORE BOND FUND

	Face Amount~	Value
ALTDE Trust
2025-1A, 5.90% due 08/15/50[2]	2,068,222	$2,116,684
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	1,156,628	1,104,881
Sprite Ltd.
2021-1, 3.75% due 11/15/46[2]	782,787	760,884
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39[2]	634,896	627,309
WAVE LLC
2019-1, 3.60% due 09/15/44[2]	477,489	461,427
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[2]	330,502	325,550
2017-1, 4.58% due 02/15/42[2]	14,376	14,333
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	185,722	183,307
Total Transport-Aircraft		40,629,044

Net Lease - 1.1%
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[2]	2,201,719	2,076,182
2020-1A, 4.95% due 02/15/50[2]	1,500,000	1,364,815
SVC ABS LLC
2023-1A, 5.15% due 02/20/53[2]	3,208,021	3,190,494
CMFT Net Lease Master Issuer LLC
2021-1, 3.44% due 07/20/51[2]	3,570,000	3,100,977
CF Hippolyta Issuer LLC
2022-1A, 6.11% due 08/15/62[2]	2,674,679	2,560,886
2020-1, 2.28% due 07/15/60[2]	674,589	469,948
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[2]	2,363,857	2,339,605
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 2.26% due 11/20/50[2]	2,477,083	2,186,960
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[2]	1,223,177	1,192,580
2024-3A, 4.55% due 10/15/54[2]	691,250	664,335
CF Hippolyta LLC
2020-1, 2.60% due 07/15/60[2]	2,479,789	1,702,730
STORE Master Funding LLC
2021-1A, 2.96% due 06/20/51[2]	1,957,500	1,671,397
Store Master Funding I-VII XIV XIX XX XXIV XXII
2024-1A, 5.70% due 05/20/54[2]	933,342	955,303
2024-1A, 5.69% due 05/20/54[2]	496,458	502,887
AFN ABSPROP001 LLC
2021-1A, 2.21% due 05/20/51[2]	1,399,174	1,281,053
Tenet Equity Funding LLC
2024-1A, 5.49% due 10/20/54[2]	997,776	1,005,678
CARS-DB5, LP
2021-1A, 2.76% due 08/15/51[2]	986,458	834,301
Total Net Lease		27,100,131

Single Family Residence - 0.9%
Tricon Residential Trust
2025-SFR1, 5.50% (1 Month Term SOFR + 1.35%, Rate Floor: 1.35%) due 03/17/42◊,2	3,050,000	3,054,334
2021-SFR1, 2.34% due 07/17/38[2]	2,850,000	2,796,341
2023-SFR1, 5.10% due 07/17/40[2]	2,722,000	2,718,374
2023-SFR2, 5.00% due 12/17/40[2]	2,550,000	2,548,864
2024-SFR2, 5.70% due 06/17/40[2]	1,500,000	1,529,202
2024-SFR1, 4.75% due 04/17/41[2]	1,000,000	996,157
FirstKey Homes Trust
2020-SFR2, 2.67% due 10/19/37[2]	2,250,000	2,239,906
2020-SFR2, 4.00% due 10/19/37[2]	1,400,000	1,394,167
2020-SFR2, 4.50% due 10/19/37[2]	1,350,000	1,344,609
2020-SFR2, 3.37% due 10/19/37[2]	900,000	895,991
STAR Trust
2025-SFR6, 5.55% (1 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 08/17/42◊,2	2,000,000	2,004,171
2025-SFR6, 5.80% (1 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 08/17/42◊,2	1,000,000	1,000,625
Home Partners of America Trust
2021-3, 2.80% due 01/17/41[2]	898,936	841,515
2021-2, 2.40% due 12/17/26[2]	479,748	465,259
Total Single Family Residence		23,829,515

Insurance - 0.6%
Dogwood State Bank
6.45% due 06/24/32†††	8,949,773	9,001,057
Obra Longevity
8.48% due 06/30/39†††	5,100,000	5,364,140
CHEST
7.13% due 03/23/43†††	900,000	943,552
Total Insurance		15,308,749

Unsecured Consumer Loans - 0.5%
Regional Management Issuance Trust 2025-1
2025-1, 5.53% due 04/17/34[2]	3,550,000	3,591,557
Service Experts Issuer LLC
2024-1A, 6.39% due 11/20/35[2]	1,431,798	1,464,247
2025-1A, 5.38% due 01/20/37[2]	1,251,426	1,255,732
GreenSky Home Improvement Issuer Trust
2025-1A, 5.39% due 03/25/60[2]	2,350,000	2,382,672
Foundation Finance Trust
2024-1A, 5.95% due 12/15/49[2]	1,846,397	1,896,611
Stream Innovations Issuer Trust
2024-2A, 5.21% due 02/15/45[2]	744,114	753,627
Total Unsecured Consumer Loans		11,344,446

Transport-Container - 0.4%
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[2]	2,031,855	1,954,671
2021-2A, 2.23% due 04/20/46[2]	1,273,933	1,194,692
TIF Funding III LLC
2024-1A, 5.48% due 04/20/49[2]	2,440,625	2,448,185
MC Ltd.
2021-1, 2.63% due 11/05/35[2]	2,463,968	2,332,133
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[2]	1,346,667	1,210,067
CLI Funding VI LLC
2020-1A, 2.08% due 09/18/45[2]	840,910	786,926

54 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
CORE BOND FUND

	Face Amount~	Value
TIF Funding II LLC
2021-1A, 1.65% due 02/20/46[2]	592,167	$540,145
Total Transport-Container		10,466,819

Collateralized Debt Obligations - 0.4%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[2]	7,250,000	6,858,396
Anchorage Credit Funding 3 Ltd.
2021-3A A1R, 2.87% due 01/28/39[2]	1,100,000	1,054,011
Anchorage Credit Funding 13 Ltd.
2021-13A A2, 2.80% due 07/27/39[2]	1,000,000	952,712
Total Collateralized Debt Obligations		8,865,119

Automotive - 0.1%
Avis Budget Rental Car Funding AESOP LLC
2023-8A, 6.66% due 02/20/30[2]	1,800,000	1,910,168
2024-1A, 5.85% due 06/20/30[2]	1,300,000	1,350,645
Total Automotive		3,260,813

Total Asset-Backed Securities
(Cost $494,255,525)		493,752,287

SENIOR FLOATING RATE INTERESTS††,◊ - 1.8%
Consumer, Cyclical - 0.5%
Wyndham Hotels & Resorts, Inc.
5.91% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 05/24/30	4,937,500	4,951,621
Flutter Entertainment plc
6.00% (3 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 06/04/32	3,840,375	3,832,925
DK Crown Holdings, Inc.
6.00% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 03/04/32	3,283,500	3,277,360
Total Consumer, Cyclical		12,061,906

Financial - 0.4%
Citadel Securities, LP
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	5,188,336	5,196,794
Walker & Dunlop, Inc.
6.14% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/14/32†††	2,842,875	2,839,321
Cliffwater LLC
9.31% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 04/22/32†††	1,592,000	1,586,990
Eagle Point Holdings Borrower, LLC
8.06% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 03/31/28†††	1,539,526	1,539,526
Total Financial		11,162,631

Industrial - 0.4%
AS Mileage Plan Ltd.
6.00% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 10/15/31	5,210,625	5,217,138
Herc Holdings, Inc.
6.25% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/20/32	2,500,000	2,509,375
SkyMiles IP Ltd.
8.08% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/20/27	469,137	469,198
Standard Industries, Inc.
5.89% (1 Month Term SOFR + 1.75%, Rate Floor: 2.25%) due 09/22/28	464,290	464,778
Total Industrial		8,660,489

Communications - 0.2%
TKO Group Holdings, Inc.
due 11/21/31	5,860,313	5,866,700

Utilities - 0.2%
NRG Energy, Inc.
6.06% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/16/31	4,999,810	4,998,260

Consumer, Non-cyclical - 0.1%
Avantor Funding, Inc.
due 09/29/32	1,400,000	1,400,000
HAH Group Holding Co. LLC
9.16% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31	138,912	124,716
Total Consumer, Non-Cyclical		1,524,716

Energy - 0.0%
Venture Global Calcasieu Pass LLC
7.14% (1 Month Term SOFR + 2.88%, Rate Floor: 3.88%) due 08/19/26	312,176	311,983

Total Senior Floating Rate Interests
(Cost $44,530,566)		44,586,685

FEDERAL AGENCY BONDS†† - 1.1%
Tennessee Valley Authority Principal Strips
due 06/15/38[5,13]	9,400,000	5,121,487
due 01/15/48[5,13]	12,156,000	3,709,197
due 01/15/38[5,13]	4,000,000	2,231,212
due 09/15/39[5,13]	4,100,000	2,078,647
due 06/15/35[5,13]	1,583,000	1,015,398
due 12/15/42[5,13]	1,600,000	660,710
Tennessee Valley Authority
5.25% due 02/01/55	4,200,000	4,195,254
4.25% due 09/15/52	3,150,000	2,699,525
4.25% due 09/15/65	2,450,000	2,025,613
5.38% due 04/01/56	600,000	609,775
Federal Farm Credit Bank
3.51% due 06/11/40	3,300,000	2,855,612
U.S. International Development Finance Corp.
due 01/17/26[13]	800,000	908,125
Total Federal Agency Bonds
(Cost $34,872,802)		28,110,555

MUNICIPAL BONDS†† - 0.4%
Texas - 0.1%
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
3.29% due 09/01/40	2,100,000	1,718,081
2.78% due 09/01/34	700,000	605,317

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 55

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
CORE BOND FUND

	Face Amount~		Value
2.69% due 09/01/33		500,000	$438,684
2.41% due 09/01/31		450,000	405,897
Total Texas			3,167,979

California - 0.1%
California Statewide Communities Development Authority Revenue Bonds
7.14% due 08/15/47		1,160,000	1,226,921
2.68% due 02/01/39		1,200,000	933,623
Total California			2,160,544

New York - 0.1%
New York City Housing Development Corp. Revenue Bonds
4.80% due 02/01/53		1,550,000	1,546,394

Ohio - 0.1%
Ohio Housing Finance Agency Revenue Bonds
4.70% due 09/01/54		1,255,000	1,252,386

Michigan - 0.0%
Michigan State Housing Development Authority Revenue Bonds
4.95% due 12/01/50		1,100,000	1,118,869

Illinois - 0.0%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38		388,889	402,327
Total Municipal Bonds
(Cost $10,179,895)			9,648,499

FOREIGN GOVERNMENT DEBT†† - 0.4%
Eagle Funding Luxco SARL
5.50% due 08/17/30[2]		2,950,000	2,992,952
Panama Government International Bond
4.50% due 01/19/63		2,600,000	1,883,518
4.50% due 04/16/50		1,450,000	1,089,196
Israel Government International Bond
5.63% due 02/19/35		1,250,000	1,292,120
5.38% due 02/19/30		750,000	773,602
Saudi Government International Bond
5.63% due 01/13/35[2]		1,100,000	1,171,881
Total Foreign Government Debt
(Cost $10,202,196)			9,203,269

U.S. TREASURY BILLS†† - 0.2%
U.S. Treasury Bills
3.91% due 10/30/25[15]		5,400,000	5,382,364
Total U.S. Treasury Bills
(Cost $5,382,436)			5,382,364

REPURCHASE AGREEMENTS††,16 - 4.5%
BofA Securities, Inc.
issued 09/30/25 at 4.19% due 10/01/25		64,965,752	64,965,752
J.P. Morgan Securities LLC
issued 09/30/25 at 4.20% due 10/01/25		40,603,595	40,603,595
Bank of Montreal
issued 09/30/25 at 4.18% due 10/01/25		8,120,719	8,120,719
Total Repurchase Agreements
(Cost $113,690,066)			113,690,066

	Notional Value
OTC INTEREST RATE SWAPTIONS PURCHASED†† - 0.1%
Call Options on:
Interest Rate Options
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $3.50 (Notional Value $35,955,000)	USD	35,955,000	453,769
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $3.50 (Notional Value $35,955,000)	USD	35,955,000	453,768
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $3.50 (Notional Value $35,955,000)	USD	35,955,000	453,768
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $3.50 (Notional Value $35,955,000)	USD	35,955,000	453,768
Total Interest Rate Options			1,815,073

Total OTC Interest Rate Swaptions Purchased
(Cost $1,727,638)			1,815,073

OTC OPTIONS PURCHASED†† - 0.0%
Foreign Exchange Options
Goldman Sachs International Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.73 (Notional Value $5,752,000)	USD	5,752,000	74,062
Goldman SachsInternational Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.64 (Notional Value $4,602,000)	USD	4,602,000	59,255
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $18,782,375)	EUR	15,985,000	27,313
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $18,782,375)	EUR	15,985,000	27,312
Goldman Sachs International Foreign Exchange USD/JPY Expiring May 2026 with strike price of $123.50 (Notional Value $1,832,000)	USD	1,832,000	53,986

56 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
CORE BOND FUND

	Notional Value		Value
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $23,998,200)	EUR	20,424,000	$35,869
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $21,466,075)	EUR	18,269,000	30,705
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00 (Notional Value $11,383,000)	USD	11,383,000	24,074
Goldman Sachs International Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $10,630,225)	EUR	9,047,000	15,458
Bank of America, N.A. Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.63 (Notional Value $1,016,000)	USD	1,016,000	13,082
JPMorgan Chase Bank, N.A. Foreign Exchange USD/JPY Expiring May 2026 with strike price of $123.50 (Notional Value $431,000)	USD	431,000	12,701
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00 (Notional Value $3,415,000)	USD	3,415,000	7,222
Goldman Sachs International Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00 (Notional Value $1,042,000)	USD	1,042,000	2,204
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $25,390,575)	EUR	21,609,000	54
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $25,390,575)	EUR	21,609,000	54
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $17,773,050)	EUR	15,126,000	45
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $8,938,225)	EUR	7,607,000	22
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $7,617,525)	EUR	6,483,000	19
BNP Paribas Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $1,472,275)	EUR	1,253,000	4
Total Foreign Exchange Options			383,441

Total OTC Options Purchased
(Cost $2,361,555)			383,441

Total Investments - 116.8%
(Cost $2,995,956,826)			2,956,972,145

OTC OPTIONS WRITTEN†† - (0.0)%
Put Options on:
Foreign Exchange Options
Goldman Sachs International Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00 (Notional Value $1,042,000)	USD	1,042,000	(138)
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00 (Notional Value $3,415,000)	USD	3,415,000	(454)
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00 (Notional Value $11,383,000)	USD	11,383,000	(1,511)
Total Foreign Exchange Options			(2,103)

Total OTC Options Written
(Premiums received $125,081)			(2,103)

OTC INTEREST RATE SWAPTIONS WRITTEN†† - (0.1)%
Call Swaptions on:
Interest Rate Swaptions
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $2.85 (Notional Value $11,406,250)	USD	11,406,250	(28,456)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $2.85 (Notional Value $11,406,250)	USD	11,406,250	(28,538)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $2.86 (Notional Value $11,406,250)	USD	11,406,250	(29,115)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $2.89 (Notional Value $11,406,250)	USD	11,406,250	(33,570)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $2.93 (Notional Value $11,406,250)	USD	11,406,250	(36,727)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 57

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
CORE BOND FUND

	Notional Value		Value
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $2.93 (Notional Value $11,406,250)	USD	11,406,250	$(37,137)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap Expiring August 2026 with strike price of $2.71 (Notional Value $11,406,250)	USD	11,406,250	(33,047)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with strike price of $2.71 (Notional Value $11,406,250)	USD	11,406,250	(33,047)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $2.94 (Notional Value $11,406,250)	USD	11,406,250	(37,997)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $2.94 (Notional Value $11,406,250)	USD	11,406,250	(37,997)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with strike price of $2.64 (Notional Value $15,968,750)	USD	15,968,750	(40,203)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring August 2026 with strike price of $2.64 (Notional Value $15,968,750)	USD	15,968,750	(40,203)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap Expiring August 2026 with strike price of $2.69 (Notional Value $18,250,000)	USD	18,250,000	(49,792)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with strike price of $2.69 (Notional Value $18,250,000)	USD	18,250,000	(49,792)
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $3.00 (Notional Value $35,955,000)	USD	35,955,000	(126,706)
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $3.00 (Notional Value $35,955,000)	USD	35,955,000	(126,706)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $3.00 (Notional Value $35,955,000)	USD	35,955,000	(126,706)
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $3.00 (Notional Value $35,955,000)	USD	35,955,000	(126,706)
Total Interest Rate Swaptions			(1,022,445)

Put Swaptions on:
Interest Rate Swaptions
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $3.93 (Notional Value $11,406,250)	USD	11,406,250	(16,269)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $3.93 (Notional Value $11,406,250)	USD	11,406,250	(16,492)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $3.89 (Notional Value $11,406,250)	USD	11,406,250	(18,801)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $3.86 (Notional Value $11,406,250)	USD	11,406,250	(19,049)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $3.85 (Notional Value $11,406,250)	USD	11,406,250	(19,521)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $3.85 (Notional Value $11,406,250)	USD	11,406,250	(19,589)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $3.94 (Notional Value $11,406,250)	USD	11,406,250	(15,442)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with strike price of $3.94 (Notional Value $11,406,250)	USD	11,406,250	(15,442)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap Expiring August 2026 with strike price of $3.71 (Notional Value $11,406,250)	USD	11,406,250	(24,039)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with strike price of $3.71 (Notional Value $11,406,250)	USD	11,406,250	(24,039)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with strike price of $3.64 (Notional Value $15,968,750)	USD	15,968,750	(38,177)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring August 2026 with strike price of $3.64 (Notional Value $15,968,750)	USD	15,968,750	(38,177)

58 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
CORE BOND FUND

	Notional Value		Value
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap Expiring August 2026 with strike price of $3.69 (Notional Value $18,250,000)	USD	18,250,000	$(39,833)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with strike price of $3.69 (Notional Value $18,250,000)	USD	18,250,000	(39,833)
Total Interest Rate Swaptions			(344,703)

Total OTC Interest Rate Swaptions Written
(Premiums received $1,986,124)			(1,367,148)
Other Assets & Liabilities, net - (16.7)%			(423,051,096)
Total Net Assets - 100.0%			$2,532,551,798

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
BofA Securities, Inc.	ICE	CDX.NA.IG.45.V1	1.00%	Quarterly	12/20/30	$50,400,000	$(1,140,752)	$(1,153,604)	$12,852

OTC Credit Default Swap Agreements Protection Purchased††
Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized (Depreciation)
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (15-25%)	5.00%	Quarterly	12/20/29	$2,320,000	$(198,622)	$(123,450)	$(75,172)
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (25-35%)	5.00%	Quarterly	12/20/29	2,320,000	(360,453)	(294,025)	(66,428)
						$(559,075)	$(417,475)	$(141,600)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.06%	Annually	01/06/28	$90,000,000	$1,337,757	$395	$1,337,362
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.90%	Annually	12/04/27	88,800,000	971,817	378	971,439
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.32%	Annually	07/02/27	32,600,000	490,455	135	490,320
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.09%	Annually	12/23/29	15,978,652	460,565	136	460,429

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 59

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
CORE BOND FUND

Centrally Cleared Interest Rate Swap Agreements†† (concluded)
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.98%	Annually	02/06/27	$70,000,000	$413,844	$214	$413,630
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.39%	Annually	08/02/29	43,670,000	91,096	314	90,782
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.96%	Annually	10/16/25	95,000,000	26,335	11	26,324
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.99%	Annually	10/11/25	98,748,000	25,034	7	25,027
								$3,816,903	$1,590	$3,815,313

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
JPMorgan Chase Bank, N.A.	iShares iBoxx $ Investment Grade Corporate Bond ETF	Pay	3.42% (Federal Funds Rate - 0.67%)	At Maturity	11/05/25	94,172	$10,497,353	$150,675

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Nomura Global Financial Products, Inc.	EUR	Sell	3,869,000	4,549,317 USD	10/17/25	$1,673
Toronto-Dominion Bank	EUR	Sell	82,000	96,427 USD	10/15/25	57
Morgan Stanley Capital Services LLC	EUR	Sell	195,000	228,937 USD	10/15/25	(237)
Barclays Bank plc	EUR	Sell	99,000	115,574 USD	10/15/25	(776)
Toronto-Dominion Bank	EUR	Buy	170,000	200,655 USD	10/17/25	(836)
Morgan Stanley Capital Services LLC	EUR	Buy	727,000	859,691 USD	10/17/25	(5,172)
						$(5,291)

OTC Interest Rate Swaptions Purchased
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
BNP Paribas 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	7.00%	02/13/26	3.50%	$71,910,000	$907,536
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	35,955,000	453,769
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	35,955,000	453,768
								$1,815,073

60 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
CORE BOND FUND

OTC Interest Rate Swaptions Written
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
BNP Paribas 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.85%	02/13/26	2.85%	$11,406,250	$(28,456)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.85%	02/13/26	2.85%	11,406,250	(28,538)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.86%	02/13/26	2.86%	11,406,250	(29,115)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.71%	08/19/26	2.71%	11,406,250	(33,047)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.71%	08/19/26	2.71%	11,406,250	(33,047)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.89%	02/20/26	2.89%	11,406,250	(33,570)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.93%	02/19/26	2.93%	11,406,250	(36,727)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.93%	02/19/26	2.93%	11,406,250	(37,137)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.94%	02/18/26	2.94%	11,406,250	(37,997)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.94%	02/18/26	2.94%	11,406,250	(37,997)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.64%	08/13/26	2.64%	15,968,750	(40,203)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.64%	08/13/26	2.64%	15,968,750	(40,203)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.69%	08/14/26	2.69%	18,250,000	(49,792)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.69%	08/14/26	2.69%	18,250,000	(49,792)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	3.00%	02/13/26	3.00%	35,955,000	(126,706)
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	3.00%	02/13/26	3.00%	35,955,000	(126,706)
BNP Paribas 9-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	6.00%	02/13/26	3.00%	71,910,000	(253,412)
								$(1,022,445)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 61

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
CORE BOND FUND

OTC Interest Rate Swaptions Written (concluded)
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Put
BNP Paribas 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.94%	02/18/26	3.94%	$11,406,250	$(15,442)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.94%	02/18/26	3.94%	11,406,250	(15,442)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.93%	02/19/26	3.93%	11,406,250	(16,269)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.93%	02/19/26	3.93%	11,406,250	(16,492)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.89%	02/20/26	3.89%	11,406,250	(18,801)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.86%	02/13/26	3.86%	11,406,250	(19,049)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.85%	02/13/26	3.85%	11,406,250	(19,521)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.85%	02/13/26	3.85%	11,406,250	(19,589)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.71%	08/19/26	3.71%	11,406,250	(24,039)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.71%	08/19/26	3.71%	11,406,250	(24,039)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.64%	08/13/26	3.64%	15,968,750	(38,177)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.64%	08/13/26	3.64%	15,968,750	(38,177)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.69%	08/14/26	3.69%	18,250,000	(39,833)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.69%	08/14/26	3.69%	18,250,000	(39,833)
								$(344,703)

62 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
CORE BOND FUND

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Special Purpose Acquisition Company (SPAC).
[2]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $929,365,371 (cost $939,162,583), or 36.7% of total net assets.

[3]	Rate indicated is the 7-day yield as of September 30, 2025.
[4]	Security is unsettled at period end and may not have a stated effective rate.
[5]	Security is a principal-only strip.
[6]	Security is an interest-only strip.
[7]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at September 30, 2025. See table below for additional step information for each security.

[8]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[9]	Perpetual maturity.
[10]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $1,023,158 (cost $1,905,628), or less than 0.1% of total net assets — See Note 10.

[11]	Security is in default of interest and/or principal obligations.
[12]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2025.
[13]	Zero coupon rate security.
[14]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[15]	Rate indicated is the effective yield at the time of purchase.
[16]

Repurchase Agreements — The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA — Bank of America
CDX.NA.HY.43.V1— Credit Default Swap North American High Yield Series 43 Index Version 1
CDX.NA.IG.45.V1 — Credit Default Swap North American Investment Grade Series 45 Index Version 1
CME — Chicago Mercantile Exchange
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
ICE — Intercontinental Exchange
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 63

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
CORE BOND FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$—	$—	$62		$62
Preferred Stocks	1,412,906	37,561,430	—	*	38,974,336
Warrants	47	—	26		73
Money Market Funds	99,803,841	—	—		99,803,841
Collateralized Mortgage Obligations	—	970,529,199	3,873,113		974,402,312
Corporate Bonds	—	504,771,434	73,081,978		577,853,412
U.S. Government Securities	—	559,365,870	—		559,365,870
Asset-Backed Securities	—	421,927,193	71,825,094		493,752,287
Senior Floating Rate Interests	—	38,620,848	5,965,837		44,586,685
Federal Agency Bonds	—	28,110,555	—		28,110,555
Municipal Bonds	—	9,648,499	—		9,648,499
Foreign Government Debt	—	9,203,269	—		9,203,269
U.S. Treasury Bills	—	5,382,364	—		5,382,364
Repurchase Agreements	—	113,690,066	—		113,690,066
Options Purchased	—	383,441	—		383,441
Interest Rate Swaptions Purchased	—	1,815,073	—		1,815,073
Credit Default Swap Agreements**	—	12,852	—		12,852
Interest Rate Swap Agreements**	—	3,815,313	—		3,815,313
Forward Foreign Currency Exchange Contracts**	—	1,730	—		1,730
Credit Index Swap Agreements**	—	150,675	—		150,675
Total Assets	$101,216,794	$2,704,989,811	$154,746,110		$2,960,952,715

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$—	$2,103	$—	$2,103
Interest Rate Swaptions Written	—	1,367,148	—	1,367,148
Credit Default Swap Agreements**	—	141,600	—	141,600
Forward Foreign Currency Exchange Contracts**	—	7,021	—	7,021
Total Liabilities	$—	$1,517,872	$—	$1,517,872

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at September 30, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$36,132,119	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	20,600,000	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	15,092,975	Yield Analysis	Yield	4.9%-7.2%	6.5%
Collateralized Mortgage Obligations	3,873,113	Option adjusted spread off prior month end broker quote	Broker Quote	—	—

64 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
CORE BOND FUND

Category	Ending Balance at September 30, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Common Stocks	$62	Model Price	Liquidation Value	—	—
Corporate Bonds	49,155,800	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	16,415,500	Third Party Pricing	Broker Quote	—	—
Corporate Bonds	5,239,743	Third Party Pricing	Trade Price	—	—
Corporate Bonds	2,270,935	Yield Analysis	Yield	5.5%	—
Senior Floating Rate Interests	3,126,516	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	2,839,321	Third Party Pricing	Broker Quote	—	—
Warrants	26	Model Price	Liquidation Value	—	—
Total Assets	$154,746,110

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the year ended September 30, 2025, the Fund had no securities that transferred into or out of Level 3.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended September 30, 2025:

	Assets								Liabilities
	Asset Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$47,319,570	$3,964,242	$40,070,150	$766,667	$26	$62	$—	$92,120,717	$—
Purchases/(Receipts)	36,165,556	—	33,215,470	5,210,355	—	—	—	74,591,381	(12,000)
(Sales, maturities and paydowns)/Fundings	(12,183,414)	(61,487)	(954,996)	(15,125)	—	—	—	(13,215,022)	—
Amortization of premiums/discounts	(5,521)	(16,051)	3,123	922	—	—	—	(17,527)	—
Total realized gains (losses) included in earnings	47,011	—	—	—	—	—	—	47,011	—
Total change in unrealized appreciation (depreciation) included in earnings	481,892	(13,591)	748,231	3,018	—	—	—	1,219,550	12,000
Ending Balance	$71,825,094	$3,873,113	$73,081,978	$5,965,837	$26	$62	$—	$154,746,110	$—
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at September 30, 2025	$440,969	$(13,591)	$748,231	$3,018	$—	$—	$—	$1,178,627	$12,000

*	Inputs are weighted by the fair value of the instruments.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 65

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
CORE BOND FUND

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27
Angel Oak Mortgage Trust 2024-3, 4.80% due 11/26/68	5.80%	02/01/28
Angel Oak Mortgage Trust 2024-2, 6.25% due 01/25/69	7.25%	01/01/28
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28
Angel Oak Mortgage Trust 2024-4, 6.40% due 01/25/69	7.40%	03/01/28
Angel Oak Mortgage Trust 2024-4, 6.50% due 01/25/69	7.50%	03/01/28
BRAVO Residential Funding Trust 2024-CES1, 6.38% due 04/25/54	7.38%	04/01/28
BRAVO Residential Funding Trust 2025-CES1, 5.70% due 02/25/55	6.70%	03/01/29
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27
BRAVO Residential Funding Trust 2024-NQM3, 6.39% due 03/25/64	7.39%	03/01/28
BRAVO Residential Funding Trust 2023-NQM8, 7.10% due 10/25/63	8.10%	11/01/27
BRAVO Residential Funding Trust 2025-NQM2 2025-NQM2, 5.83% due 11/25/64	6.83%	02/01/29
COLT Mortgage Loan Trust 2023-4, 7.62% due 10/25/68	8.62%	10/01/27
COLT Mortgage Loan Trust 2024-2, 6.13% due 04/25/69	7.13%	03/01/28
COLT Mortgage Loan Trust 2024-2, 6.33% due 04/25/69	7.33%	03/01/28
COLT Mortgage Loan Trust 2024-2, 6.43% due 04/25/69	7.43%	03/01/28
COLT Mortgage Loan Trust 2025-3, 5.56% due 03/25/70	6.56%	02/01/29
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27
COLT Mortgage Loan Trust 2023-3, 7.58% due 09/25/68	8.58%	09/01/27
COLT Mortgage Loan Trust 2024-1, 6.14% due 02/25/69	7.14%	01/01/28
Cross Mortgage Trust 2025-H1, 5.99% due 02/25/70	6.99%	01/01/29
Cross Mortgage Trust 2025-H1, 5.89% due 02/25/70	6.89%	01/01/29
Cross Mortgage Trust 2025-H2, 5.66% due 03/25/70	6.66%	02/01/29
EFMT 2025-CES1, 5.73% due 01/25/60	6.73%	02/01/29
Ellington Financial Mortgage Trust 2024-CES1, 5.52% due 01/26/60	6.52%	12/01/28
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27
GCAT Trust 2023-NQM3, 7.34% due 08/25/68	8.34%	09/01/27
GCAT Trust 2025-NQM2, 5.60% due 04/25/70	6.60%	06/26/29
GCAT Trust 2025-NQM4, 5.73% due 06/25/70	6.73%	07/01/29
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28
GCAT Trust 2024-NQM2, 6.54% due 06/25/59	7.71%	05/01/28
JP Morgan Mortgage Trust 2024-NQM1, 5.85% due 02/25/64	6.85%	12/01/28
LHOME Mortgage Trust 2024-RTL5, 5.32% due 09/25/39	6.32%	03/25/27
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69	6.00%	12/01/27
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69	6.00%	10/01/27
Morgan Stanley Residential Mortgage Loan Trust 2024-NQM3, 5.35% due 07/25/69	6.35%	09/01/28
OBX Trust 2024-NQM15, 5.57% due 10/25/64	6.57%	10/01/28
OBX Trust 2024-NQM5, 6.39% due 01/25/64	7.39%	03/01/28
OBX Trust 2024-NQM5, 6.29% due 01/25/64	7.29%	03/01/28
OBX Trust 2024-NQM5, 5.99% due 01/25/64	6.99%	03/01/28
OBX Trust 2023-NQM9, 7.66% due 10/25/63	8.66%	10/01/27
OBX Trust 2024-NQM1, 5.85% due 12/25/64	6.85%	12/01/28
OBX Trust 2025-NQM13, 5.82% due 05/25/65	6.82%	07/01/29
OBX Trust 2025-NQM13, 5.61% due 05/25/65	6.61%	07/01/29
OBX Trust 2025-NQM2, 5.95% due 11/25/64	6.95%	01/01/29
OBX Trust 2024-NQM7, 6.60% due 03/25/64	7.60%	04/01/28
OBX Trust 2024-NQM7, 6.45% due 03/25/64	7.45%	04/01/28
OBX Trust 2024-NQM7, 6.24% due 03/25/64	7.24%	04/01/28
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28
OBX Trust 2024-NQM6, 6.85% due 02/25/64	7.85%	04/01/28
OBX Trust 2024-NQM6, 6.70% due 02/25/64	7.70%	04/01/28
OBX Trust 2024-NQM6, 6.45% due 02/25/64	7.45%	04/01/28

66 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
CORE BOND FUND

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
OBX Trust 2024-NQM4, 6.22% due 01/25/64	7.22%	02/01/28
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26
OBX Trust 2024-NQM3, 6.43% due 12/25/63	7.43%	02/01/28
OBX Trust 2024-NQM3, 6.33% due 12/25/63	7.33%	02/01/28
OBX Trust 2024-NQM3, 6.13% due 12/25/63	7.13%	02/01/28
OBX Trust 2024-NQM2, 6.18% due 12/25/63	7.18%	01/01/28
OBX Trust 2024-NQM8, 6.59% due 05/25/64	7.59%	05/01/28
PRPM LLC 2025-RPL3, 3.25% due 04/25/55	4.25%	04/01/28
PRPM LLC 2023-RCF1, 4.00% due 06/25/53	5.00%	06/25/27
RCKT Mortgage Trust 2024-CES4, 6.15% due 06/25/44	7.15%	05/01/28
RCKT Mortgage Trust 2025-CES1, 5.65% due 01/25/45	6.65%	01/01/29
RCKT Mortgage Trust 2025-CES7 2025-CES7, 5.48% due 07/25/55	6.48%	07/01/29
Verus Securitization Trust 2023-2, 6.85% due 03/25/68	7.85%	03/01/27
Verus Securitization Trust 2023-7, 7.42% due 10/25/68	8.42%	10/01/27
Verus Securitization Trust 2024-1, 6.12% due 01/25/69	7.12%	01/01/28
Verus Securitization Trust 2024-9, 5.89% due 11/25/69	6.89%	12/01/28
Verus Securitization Trust 2025-1, 5.98% due 01/25/70	6.98%	01/01/29
Verus Securitization Trust 2025-2, 5.51% due 03/25/70	6.51%	03/01/29
Vista Point Securitization Trust 2024-CES2, 5.25% due 10/25/54	6.25%	09/01/28
Vista Point Securitization Trust 2024-CES3, 5.68% due 01/25/55	6.68%	12/01/28
Vista Point Securitization Trust 2025-CES1, 5.81% due 04/25/55	6.81%	03/01/29

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 67

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2025
CORE BOND FUND

At September 30, 2025, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BofA Securities, Inc.			U.S. Treasury Strips
4.19%			0.00%
Due 10/01/25	$64,965,752	$64,973,313	Due 02/15/31 - 05/15/55	$144,302,291	$60,872,160
			U.S. Treasury Bonds
			1.88% - 6.13%
			Due 08/15/29 - 02/15/41	6,986,700	5,297,205
			U.S. Treasury Note
			4.25%
			Due 01/31/30	93,100	95,702
				151,382,091	66,265,067
J.P. Morgan Securities LLC			U.S. Treasury Notes
4.20%			1.25% - 4.13%
Due 10/01/25	40,603,595	40,608,332	Due 01/31/27 - 05/31/28	43,863,600	41,420,569

Bank of Montreal			U.S. Treasury Bond
4.18%			2.38%
Due 10/01/25	8,120,719	8,121,662	Due 11/15/49	12,463,500	8,284,143

68 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025

Assets:
Investments, at value (cost $2,882,266,760)	$2,843,282,079
Repurchase agreements, at value (cost $113,690,066)	113,690,066
Foreign currency, at value (cost $64,035)	63,970
Cash	522,722
Segregated cash with broker	1,239,136
Unamortized upfront premiums paid on interest rate swap agreements	1,590
Unrealized appreciation on OTC swap agreements	150,675
Unrealized appreciation on forward foreign currency exchange contracts	1,730
Prepaid expenses	82,107
Receivables:
Securities sold	655,543,746
Interest	19,386,652
Fund shares sold	4,110,271
Variation margin on interest rate swap agreements	167,178
Foreign tax reclaims	9,570
Total assets	3,638,251,492

Liabilities:
Unfunded loan commitments, at value (Note 9) (commitment fees received $12,000)	—
Options written, at value (premiums received $2,111,205)	1,369,251
Segregated cash due to broker	3,488,164
Unamortized upfront premiums received on credit default swap agreements	1,571,079
Unrealized depreciation on OTC swap agreements	141,600
Unrealized depreciation on forward foreign currency exchange contracts	7,021
Payable for:
Securities purchased	1,091,437,732
Fund shares redeemed	3,660,699
Distributions to shareholders	668,466
Transfer agent/maintenance fees	158,709
Management fees	90,029
Distribution and service fees	48,808
Swap settlement	21,658
Protection fees on credit default swap agreements	19,689
Trustees’ fees*	11,892
Fund accounting/administration fees	3,823
Variation margin on credit default swap agreements	3,154
Miscellaneous	2,997,920
Total liabilities	1,105,699,694
Net assets	$2,532,551,798

Net assets consist of:
Paid in capital	$2,741,484,605
Total distributable earnings (loss)	(208,932,807)
Net assets	$2,532,551,798
Class A:
Net assets	$137,412,670
Capital shares outstanding	8,298,986
Net asset value per share	$16.56
Maximum offering price per share (Net asset value divided by 96.00%)	$17.25
Class C:
Net assets	$21,824,275
Capital shares outstanding	1,323,656
Net asset value per share	$16.49
Class P:
Net assets	$22,276,056
Capital shares outstanding	1,344,014
Net asset value per share	$16.57
Institutional Class:
Net assets	$2,351,038,797
Capital shares outstanding	142,140,190
Net asset value per share	$16.54

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 69

CORE BOND FUND

STATEMENT OF OPERATIONS
Year Ended September 30, 2025

Investment Income:
Dividends	$73,960
Interest	115,478,630
Total investment income	115,552,590

Expenses:
Management fees	8,684,358
Distribution and service fees:
Class A	336,489
Class C	222,691
Class P	56,054
Transfer agent/maintenance fees:
Class A	209,479
Class C	21,524
Class P	27,786
Institutional Class	2,568,442
Fund accounting/administration fees	828,416
Professional fees	176,537
Trustees’ fees*	71,061
Custodian fees	66,488
Interest expense	47,289
Line of credit fees	34,624
Miscellaneous	333,007
Recoupment of previously waived fees:
Class A	930
Class C	3,119
Class P	3,219
Institutional Class	12,247
Total expenses	13,703,760
Less:
Expenses Reimbursed by adviser:
Class A	(93,356)
Class C	(5,755)
Class P	(11,414)
Institutional Class	(1,628,872)
Expenses waived by Adviser	(756,746)
Earnings credits applied	(67,075)
Total waived/reimbursed expenses	(2,563,218)
Net expenses	11,140,542
Net investment income	104,412,048

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(12,025,020)
Swap agreements	(517,908)
Futures contracts	1,587,156
Options purchased	1,031,037
Options written	(91,216)
Forward foreign currency exchange contracts	(236,307)
Foreign currency transactions	(88,458)
Net realized loss	(10,340,716)
Net change in unrealized appreciation (depreciation) on:
Investments	6,051,488
Swap agreements	(3,934,268)
Futures contracts	(1,651,819)
Options purchased	(1,890,679)
Options written	741,954
Forward foreign currency exchange contracts	24,253
Foreign currency translations	(29,506)
Net change in unrealized appreciation (depreciation)	(688,577)
Net realized and unrealized loss	(11,029,293)
Net increase in net assets resulting from operations	$93,382,755

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

70 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CORE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$104,412,048	$90,283,596
Net realized loss on investments	(10,340,716)	(46,494,556)
Net change in unrealized appreciation (depreciation) on investments	(688,577)	178,347,455
Net increase in net assets resulting from operations	93,382,755	222,136,495

Distributions to shareholders:
Class A	(6,062,834)	(5,572,388)
Class C	(840,534)	(813,243)
Class P	(1,007,052)	(1,134,659)
Institutional Class	(98,448,774)	(81,533,571)
Total distributions to shareholders	(106,359,194)	(89,053,861)

Capital share transactions:
Proceeds from sale of shares
Class A	28,420,974	36,111,802
Class C	5,721,810	6,006,562
Class P	2,966,425	5,823,351
Institutional Class	1,026,816,354	1,248,197,694
Distributions reinvested
Class A	5,604,533	5,100,462
Class C	717,043	724,884
Class P	1,007,041	1,130,342
Institutional Class	91,429,648	77,395,407
Cost of shares redeemed
Class A	(33,223,032)	(29,449,474)
Class C	(7,162,589)	(7,509,799)
Class P	(6,190,229)	(12,856,110)
Institutional Class	(663,979,468)	(917,116,326)
Net increase from capital share transactions	452,128,510	413,558,795
Net increase in net assets	439,152,071	546,641,429

Net assets:
Beginning of year	2,093,399,727	1,546,758,298
End of year	$2,532,551,798	$2,093,399,727

Capital share activity:
Shares sold
Class A	1,745,938	2,242,770
Class C	352,779	372,815
Class P	181,773	359,191
Institutional Class	63,127,835	78,174,273
Shares issued from reinvestment of distributions
Class A	343,466	317,202
Class C	44,133	45,306
Class P	61,669	70,321
Institutional Class	5,607,472	4,816,891
Shares redeemed
Class A	(2,045,954)	(1,831,649)
Class C	(441,589)	(471,900)
Class P	(381,289)	(802,798)
Institutional Class	(40,956,077)	(57,378,056)
Net increase in shares	27,640,156	25,914,366

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 71

CORE BOND FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$16.70	$15.56	$15.95	$20.06	$20.53
Income (loss) from investment operations:
Net investment income (loss)[a]	.72	.73	.67	.46	.44
Net gain (loss) on investments (realized and unrealized)	(.13)	1.13	(.41)	(3.84)	(.01)
Total from investment operations	.59	1.86	.26	(3.38)	.43
Less distributions from:
Net investment income	(.73)	(.72)	(.65)	(.47)	(.47)
Net realized gains	—	—	—	(.26)	(.43)
Total distributions	(.73)	(.72)	(.65)	(.73)	(.90)
Net asset value, end of period	$16.56	$16.70	$15.56	$15.95	$20.06

Total Return[b]	3.71%	12.27%	1.46%	(17.30%)	2.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$137,413	$137,883	$117,100	$112,084	$151,026
Ratios to average net assets:
Net investment income (loss)	4.42%	4.54%	4.12%	2.53%	2.20%
Total expenses[c]	0.87%	0.93%	0.92%	0.82%	0.85%
Net expenses[d,e,f]	0.76%	0.83%	0.83%	0.78%	0.79%
Portfolio turnover rate	53%	89%	88%	49%	103%

Class C	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$16.63	$15.49	$15.88	$19.97	$20.45
Income (loss) from investment operations:
Net investment income (loss)[a]	.60	.60	.55	.33	.29
Net gain (loss) on investments (realized and unrealized)	(.13)	1.14	(.42)	(3.83)	(.03)
Total from investment operations	.47	1.74	.13	(3.50)	.26
Less distributions from:
Net investment income	(.61)	(.60)	(.52)	(.33)	(.31)
Net realized gains	—	—	—	(.26)	(.43)
Total distributions	(.61)	(.60)	(.52)	(.59)	(.74)
Net asset value, end of period	$16.49	$16.63	$15.49	$15.88	$19.97

Total Return[b]	2.96%	11.49%	0.68%	(17.90%)	1.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,824	$22,759	$22,027	$20,970	$33,407
Ratios to average net assets:
Net investment income (loss)	3.69%	3.80%	3.39%	1.78%	1.46%
Total expenses[c]	1.57%	1.63%	1.66%	1.61%	1.61%
Net expenses[d,e,f]	1.51%	1.59%	1.59%	1.53%	1.54%
Portfolio turnover rate	53%	89%	88%	49%	103%

72 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CORE BOND FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$16.72	$15.57	$15.96	$20.07	$20.55
Income (loss) from investment operations:
Net investment income (loss)[a]	.72	.72	.66	.46	.44
Net gain (loss) on investments (realized and unrealized)	(.14)	1.15	(.41)	(3.84)	(.02)
Total from investment operations	.58	1.87	.25	(3.38)	.42
Less distributions from:
Net investment income	(.73)	(.72)	(.64)	(.47)	(.47)
Net realized gains	—	—	—	(.26)	(.43)
Total distributions	(.73)	(.72)	(.64)	(.73)	(.90)
Net asset value, end of period	$16.57	$16.72	$15.57	$15.96	$20.07

Total Return	3.64%	12.25%	1.50%	(17.30%)	2.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,276	$24,778	$28,885	$53,203	$89,223
Ratios to average net assets:
Net investment income (loss)	4.41%	4.53%	4.10%	2.49%	2.17%
Total expenses[c]	0.85%	0.87%	1.01%	0.94%	0.90%
Net expenses[d,e,f]	0.76%	0.84%	0.82%	0.78%	0.79%
Portfolio turnover rate	53%	89%	88%	49%	103%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 73

CORE BOND FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$16.68	$15.54	$15.92	$20.03	$20.51
Income (loss) from investment operations:
Net investment income (loss)[a]	.77	.77	.71	.52	.50
Net gain (loss) on investments (realized and unrealized)	(.13)	1.13	(.40)	(3.85)	(.03)
Total from investment operations	.64	1.90	.31	(3.33)	.47
Less distributions from:
Net investment income	(.78)	(.76)	(.69)	(.52)	(.52)
Net realized gains	—	—	—	(.26)	(.43)
Total distributions	(.78)	(.76)	(.69)	(.78)	(.95)
Net asset value, end of period	$16.54	$16.68	$15.54	$15.92	$20.03

Total Return	4.01%	12.61%	1.80%	(17.09%)	2.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,351,039	$1,907,980	$1,378,747	$1,082,805	$1,382,711
Ratios to average net assets:
Net investment income (loss)	4.72%	4.84%	4.43%	2.84%	2.49%
Total expenses[c]	0.59%	0.59%	0.65%	0.60%	0.60%
Net expenses[d,e,f]	0.47%	0.53%	0.55%	0.49%	0.50%
Portfolio turnover rate	53%	89%	88%	49%	103%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	09/30/25	09/30/24	09/30/23	09/30/22	09/30/21
Class A	0.00%*	—	0.01%	0.01%	0.01%
Class C	0.01%	0.04%	0.01%	0.00%*	—
Class P	0.01%	0.05%	0.00%*	—	—
Institutional Class	0.00%*	0.01%	0.00%*	—	—

*	Less than 0.01%.

[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	09/30/25	09/30/24	09/30/23	09/30/22	09/30/21
Class A	0.76%	0.76%	0.76%	0.77%	0.78%
Class C	1.51%	1.51%	1.52%	1.52%	1.53%
Class P	0.76%	0.76%	0.76%	0.77%	0.78%
Institutional Class	0.47%	0.47%	0.47%	0.48%	0.49%

74 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	September 30, 2025
FLOATING RATE STRATEGIES FUND

	Shares	Value
COMMON STOCKS† - 1.2%

Industrial - 0.4%
API Heat Transfer Intermediate*,†††	2,105	$2,742,815
BP Holdco LLC*,†††,1	244,278	199,683
YAK BLOCKER 2 LLC†††	15,530	12,742
YAK BLOCKER 2 LLC†††	14,354	11,777
Targus, Inc.†††	12,773	226
Vector Phoenix Holdings, LP*,†††	244,278	25
Targus, Inc.*,†††	12,773	1
Total Industrial		2,967,269

Consumer, Cyclical - 0.3%
American Tire Distributors, Inc.†††	373,317	2,141,906
SHO Holding I Corp.*,†††	178	140,024
Total Consumer, Cyclical		2,281,930

Financial - 0.3%
Fusion Buyer LLC*,††	46,340	1,529,220
Contra Mallinckro*,††	5,190	539,329
Total Financial		2,068,549

Consumer, Non-cyclical - 0.1%
WW International, Inc.*	25,462	696,640

Communications - 0.1%
Xplore, Inc.*,††	114,139	264,127

Energy - 0.0%
Permian Production Partners LLC*,†††	401,481	40

Total Common Stocks
(Cost $11,783,906)		8,278,555

RIGHTS††† - 0.0%
Asphalt Intermediate Holdco, LLC
Expiring 12/31/49	16,664	6,146

Communications - 0.0%
Xplore, Inc*	8,701	1
Total Rights
(Cost $2)		6,147

EXCHANGE-TRADED FUND***,† - 2.8%
SPDR Blackstone Senior Loan ETF	487,631	20,275,697
Total Exchange-Traded Fund
(Cost $20,187,796)		20,275,697

MONEY MARKET FUND***,† - 1.0%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 3.98%[2]	7,364,106	7,364,106
Total Money Market Fund
(Cost $7,364,106)		7,364,106

	Face Amount~
SENIOR FLOATING RATE INTERESTS††,◊ - 88.9%
Consumer, Cyclical - 20.7%
Allwyn Entertainment Financing US LLC
6.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 06/11/31	6,347,157	6,331,289
Eagle Parent Corp.
8.25% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 04/02/29	6,151,875	6,139,387
PetSmart LLC
8.14% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/09/32	6,096,000	6,000,780
Restaurant Brands
5.91% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 09/20/30	5,262,383	5,240,439
Congruex Group LLC
10.96% (3 Month Term SOFR + 1.50%, Rate Floor: 2.25%) (in-kind rate was 5.00%) due 05/03/29[3]	6,120,088	5,125,574
Flutter Entertainment plc
5.75% (3 Month Term SOFR + 1.75%, Rate Floor: 2.25%) due 11/30/30	4,922,325	4,901,405
Peer Holding III BV
6.50% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 10/28/30	3,713,450	3,714,378
6.50% (6 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 07/01/31	982,575	982,781
Cedar Fair LP
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/01/31	4,443,750	4,411,533
Grant Thornton Advisors LLC
6.66% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 06/02/31	4,416,032	4,385,959
Prime Security Services Borrower LLC
6.13% (6 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/13/30	3,532,754	3,521,944
6.00% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 03/08/32	853,965	845,289
Thevelia US LLC
7.00% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 06/18/29	3,866,302	3,853,736
Caesars Entertainment, Inc.
6.41% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 02/06/31	2,390,357	2,382,398
6.41% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 02/06/30	1,385,500	1,380,803
Galaxy US Opco, Inc.
10.06% (3 Month Term SOFR + 5.75%, Rate Floor: 6.25%) due 07/31/30	4,076,643	3,691,930
Scientific Games Corp.
7.29% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 04/04/29	3,659,888	3,627,425
Tortuga Resorts GHD LLC
due 08/13/32	3,606,140	3,608,412
Upbound Group, Inc.
6.88% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 08/12/32	3,482,531	3,473,825

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 75

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Life Time, Inc.
6.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/05/31	3,464,075	$3,458,290
Belron Finance US LLC
6.74% (3 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 10/16/31	3,400,714	3,415,610
Imagefirst Holdings LLC
7.31% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/07/32	3,211,950	3,211,950
AmSpec Parent LLC
7.50% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/22/31	3,111,148	3,120,886
ATG Entertainment
8.06% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 04/19/32	2,867,813	2,876,789
Burlington Coat Factory Warehouse Corp.
5.91% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 09/24/31	2,686,432	2,686,432
Apro LLC
7.94% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/09/31	2,623,500	2,616,285
Entain Holdings Ltd.
6.41% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 07/30/32	2,619,613	2,614,478
DK Crown Holdings, Inc.
6.00% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 03/04/32	2,574,277	2,569,463
TransNetwork LLC
8.75% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 12/30/30	2,459,944	2,443,536
Secretariat Advisors LLC
8.00% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/27/32	2,388,115	2,386,634
CCRR Parent, Inc.
8.71% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/06/28	7,288,162	2,259,330
Seren BidCo AB
7.76% (3 Month SOFR + 3.40%, Rate Floor: 3.90%) due 11/16/28	2,246,522	2,248,600
Bulldog Purchaser, Inc.
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 06/28/31	2,211,268	2,219,560
Station Casinos LLC
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/14/31	2,105,960	2,105,202
Seaworld Parks & Entertainment, Inc.
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 12/04/31	2,079,000	2,073,803
Tripadvisor, Inc.
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/08/31	2,074,286	2,024,150
Clarios Global, LP
6.66% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/06/30	2,021,024	2,019,124
Socotec Holding
7.37% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/02/31	1,999,800	2,008,959
EG Finco Ltd.
5.94% ((3 Month EURIBOR + 3.88%) and (6 Month EURIBOR + 3.88%), Rate Floor: 3.88%) due 02/07/28	EUR 1,689,093	1,996,664
Alexander Mann
10.47% (1 Month SOFR + 6.00%, Rate Floor: 6.00%) due 06/29/27	1,931,776	1,835,187
Sweetwater Sound
8.53% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 08/07/28	1,825,828	1,829,261
Citrin Cooperman Advisors LLC
7.00% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/01/32	1,756,667	1,747,339
Alterra Mountain Co.
6.66% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 08/17/28	1,636,248	1,635,561
Go Daddy Operating Company LLC
5.91% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 11/09/29	1,589,486	1,587,150
Frontdoor, Inc.
6.41% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 12/19/31	1,583,038	1,586,995
Entain Holdings, Ltd.
6.25% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 10/31/29	1,584,000	1,582,115
Arcis Golf LLC
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 11/24/28	1,562,662	1,563,647
PCI Gaming Authority, Inc.
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/18/31	1,558,761	1,554,739
MX Holdings US, Inc.
6.41% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/19/32	1,482,640	1,482,640
Fertitta Entertainment LLC
7.41% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 01/27/29	1,365,846	1,363,442
Asphalt Atd Holdco, LLC
5.50% (3 Month Term SOFR + 7.00%, Rate Floor: 7.00%) due 02/28/30†††	1,347,655	1,347,655
Weight Watchers International, Inc.
10.80% (3 Month Term SOFR + 6.80%, Rate Floor: 7.30%) due 06/24/30	1,301,096	1,177,492
1-800 Contacts
6.56% (3 Month Term SOFR + 2.25%, Rate Floor: 3.00%) due 11/08/32	945,300	944,477
Blue Ribbon LLC
12.09% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) (in-kind rate was 4.00%) due 05/08/28†††,3	880,690	867,480
American Auto Auction Group LLC
8.50% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 05/22/32	716,400	721,644

76 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Dealer Tire LLC
7.16% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 07/02/31	554,411	$551,178
CHG Healthcare Services, Inc.
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 09/29/28	506,594	506,569
Hilton Worldwide Finance LLC
5.91% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 11/08/30	427,249	427,523
SHO Holding I Corp.
10.78% (1 Month Term SOFR + 6.50%, Rate Floor: 7.50%) due 06/30/29†††	259,986	258,027
6.28% (1 Month Term SOFR + 2.00%, Rate Floor: 3.00%) due 06/30/29†††	98,612	86,778
Total Consumer, Cyclical		148,631,931

Industrial - 19.8%
Pelican Products, Inc.
8.51% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 12/29/28	8,821,817	7,472,079
Park River Holdings, Inc.
7.80% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 12/28/27	5,862,156	5,854,183
due 09/24/32	1,585,000	1,584,604
Hunter Douglas, Inc.
7.25% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/17/32	5,890,079	5,890,079
Duran Group Holding GmbH
7.14% (3 Month EURIBOR + 5.18%, Rate Floor: 5.18%) due 05/31/26†††	EUR 4,527,760	4,891,427
White Cap Supply Holdings LLC
7.42% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/19/29	4,887,500	4,886,474
TransDigm, Inc.
6.50% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/28/31	3,167,115	3,165,056
6.50% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/19/32	1,514,700	1,513,655
Quikrete Holdings, Inc.
6.41% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/10/32	2,577,050	2,575,298
6.41% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/19/29	1,320,773	1,321,116
6.41% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 04/14/31	714,600	714,193
Michael Baker International LLC
8.31% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/01/28	4,594,882	4,602,050
Fugue Finance LLC
6.95% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/09/32	4,477,464	4,483,867
Convergint
7.91% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/12/32	4,443,266	4,448,820
DXP Enterprises, Inc.
7.91% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/11/30	4,407,530	4,426,834
LBM Acquisition LLC
7.99% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 06/06/31	4,209,055	4,100,461
Hobbs & Associates LLC
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/23/31	3,740,987	3,735,974
Amentum Holdings, Inc.
6.41% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 09/29/31	3,731,784	3,727,343
Engineered Machinery Holdings, Inc.
7.76% (3 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 05/19/28	3,431,475	3,447,397
United Airlines, Inc.
6.20% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 02/22/31	3,322,964	3,328,514
Aegion Corp.
7.16% (1 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 05/17/28	2,991,230	2,991,977
Merlin Buyer, Inc.
8.75% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 12/14/28†††	2,910,302	2,903,026
due 12/14/28	2,658,130	2,664,776
Brown Group Holding LLC
6.66% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 07/01/31	1,991,426	1,992,263
6.99% ((1 Month Term SOFR + 2.75%) and (3 Month Term SOFR + 2.75%), Rate Floor: 3.25%) due 07/01/31	886,618	888,063
Pregis TopCo LLC
8.16% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/28/29	2,751,175	2,768,370
EMRLD Borrower, LP
6.12% (6 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 08/04/31	2,553,600	2,541,317
O-I Glass, Inc.
due 09/25/32	2,476,500	2,470,309
Cognita Ltd.
7.87% (6 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 10/27/31	2,452,018	2,458,148
Engineering Research And Consulting LLC
9.29% (6 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 08/29/31	2,530,875	2,442,294
Foundation Building Materials Holding Company LLC
8.31% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/29/31	2,265,500	2,268,332
Anchor Packaging LLC
7.39% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/18/29	2,202,125	2,209,920
Atlantic Aviation
6.66% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 09/23/31	2,153,725	2,152,950

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 77

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
API Heat Transfer Thermasys Corp.
12.30% (3 Month Term SOFR + 8.00%, Rate Floor: 11.00%) due 11/12/27†††	1,362,394	$1,362,394
9.30% (3 Month Term SOFR + 5.00%, Rate Floor: 8.00%) due 11/12/27†††	788,532	788,532
Savage Enterprises LLC
6.75% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 08/05/32	2,083,778	2,084,153
Mauser Packaging Solutions Holding Co.
7.28% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/15/27	2,063,438	2,062,633
ASP Dream Acquisiton Co. LLC
8.51% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 12/15/28	2,244,238	2,053,478
Tiger Acquisition
6.64% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 08/16/32	1,985,000	1,976,663
STS Operating, Inc.
8.26% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 03/25/31	1,985,760	1,971,701
Mannington Mills, Inc.
8.91% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/07/32	1,797,625	1,752,684
John Bean Technologies Corp.
5.91% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 01/02/32	1,726,325	1,723,735
Red SPV LLC
6.39% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/15/32	1,711,062	1,707,143
Air Canada
6.17% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/21/31	1,635,100	1,633,056
Osmose Utility Services, Inc.
7.53% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 06/23/28	1,724,793	1,631,016
Albion Financing 3 SARL
7.21% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 05/01/31	1,596,422	1,599,423
Vista Management Holding, Inc.
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/26/31	1,557,095	1,565,534
NA Rail HoldCo LLC
7.12% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 02/26/32	1,511,213	1,514,613
ProAmpac PG Borrower LLC
8.16% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 09/15/28	1,209,536	1,212,257
Madison Safety & Flow LLC
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/26/31	1,131,519	1,132,232
Ring Container Technologies Group, LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 08/12/28	1,031,554	1,032,627
Herc Holdings, Inc.
6.25% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/20/32	995,000	998,731
Student Transportation Of America Holdings, Inc.
7.25% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/24/32	886,667	888,608
7.38% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/24/32	63,333	63,472
Standard Industries, Inc.
5.89% (1 Month Term SOFR + 1.75%, Rate Floor: 2.25%) due 09/22/28	814,553	815,408
Knife River Corp.
6.12% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/08/32	728,422	729,106
MI Windows And Doors LLC
6.91% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/28/31	722,700	724,810
SiteOne Landscaping Supply Holding LLC
5.93% (1 Month Term SOFR + 1.75%, Rate Floor: 2.25%) due 03/23/30	693,000	693,000
Beacon Roofing Supply, Inc.
7.16% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/23/32	602,556	607,129
American Residential Services LLC
6.75% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 02/02/32	560,667	558,217
Total Industrial		141,803,524

Financial - 14.5%
Apex Group Treasury LLC
7.75% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/19/32	5,417,185	5,288,527
Nexus Buyer LLC
7.66% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 07/31/31	5,102,232	5,087,640
Worldpay
6.00% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/31/31	4,893,087	4,895,142
Jane Street Group LLC
6.20% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/15/31	4,740,666	4,701,176
Focus Financial Partners LLC
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/15/31	4,272,293	4,272,720
Ardonagh Midco 3 plc
6.94% ((3 Month Term SOFR + 2.75%) and (6 Month Term SOFR + 2.75%), Rate Floor: 2.75%) due 02/18/31	4,178,710	4,154,348
Orion Advisor Solutions, Inc.
7.57% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 09/09/30	4,108,858	4,115,473
Pex Holdings LLC
6.75% (6 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 11/19/31	3,997,167	3,995,488
Asurion LLC
8.41% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 09/19/30	3,908,579	3,892,084

78 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Citadel Securities, LP
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	3,839,281	$3,845,539
Corpay, Inc.
5.91% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/28/28	3,851,737	3,844,534
Cobham Ultra SeniorCo SARL
8.37% (6 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 08/03/29	3,647,431	3,645,315
GIP Pilot Acquisition Partners, LP
6.29% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/04/30	3,529,349	3,521,620
Starwood Property Mortgage LLC
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 01/02/30	1,991,577	1,990,342
due 08/14/32	1,456,600	1,457,518
Jefferies Finance LLC
6.92% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 10/21/31	3,384,093	3,379,863
Trans Union LLC
5.91% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 06/24/31	3,242,910	3,239,765
Virtu Financial
6.66% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 06/21/31	3,085,000	3,085,000
Tegra118 Wealth Solutions, Inc.
8.20% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/18/27	2,755,037	2,725,200
Franklin Square Holdings, LP
6.41% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 04/25/31	2,686,731	2,686,730
Eisner Advisory Group
8.16% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/28/31	2,501,865	2,515,150
USI, Inc.
6.25% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 11/21/29	2,499,313	2,495,989
HarbourVest Partners, LP
6.25% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 04/18/30†††	2,434,810	2,434,810
CPI Holdco B LLC
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/17/31	2,305,282	2,302,401
Fusion Intermediate, LLC
12.10% (3 Month Term SOFR + 8.00%, Rate Floor: 8.00%) due 06/06/30	2,205,944	2,250,063
Boots Group Bidco Ltd.
7.70% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/30/32	2,245,000	2,249,670
CFC USA 2025 LLC
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 05/29/32	2,250,000	2,143,125
Assetmark Financial Holdings, Inc.
6.75% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/05/31	1,931,000	1,930,845
HighTower Holding LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 02/03/32	1,771,064	1,767,752
Orion US FinCo
due 10/10/2032	1,685,000	1,693,425
Delos Aircraft Leasing
5.75% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 10/31/27	1,672,381	1,676,562
Aretec Group, Inc.
7.66% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/09/30	1,587,328	1,587,074
AqGen Island Holdings, Inc.
7.16% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 08/02/28	1,378,973	1,376,905
Walker & Dunlop, Inc.
6.14% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/14/32†††	1,338,682	1,337,009
IMC Global Holdings
7.64% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 06/21/32	1,261,838	1,269,724
Saphilux SARL
7.29% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 07/27/28	1,022,428	1,025,301
Total Financial		103,879,829

Consumer, Non-cyclical -10.2%
Quirch Foods Holdings LLC
9.05% (3 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 10/27/27	6,481,823	6,345,445
Bombardier Recreational Products, Inc.
6.91% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/22/31	6,305,831	6,309,804
Recess Holdings, Inc.
8.07% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 02/20/30	4,773,671	4,787,324
Dermatology Intermediate Holdings III, Inc.
8.56% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/30/29	5,071,242	4,768,793
Hayward Industries, Inc.
6.78% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 05/30/28	3,509,844	3,511,318
Medical Solutions Parent Holdings, Inc.
7.91% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 11/01/28	8,982,663	3,079,796
IVI America LLC
7.25% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 04/14/31	2,312,085	2,323,645
due 04/14/31	625,000	628,125
due 04/09/31	127,000	127,635
Topgolf Callaway Brands Corp.
7.16% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/15/30	2,692,800	2,658,763
Aramark Services, Inc.
6.17% ((1 Month Term SOFR + 2.00%) and (3 Month Term SOFR + 2.00%), Rate Floor: 2.00%) due 06/24/30	2,567,938	2,570,609

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 79

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Balrog Acquisition, Inc.
8.78% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 09/05/28†††	2,536,864	$2,435,390
Resonetics LLC
7.06% (3 Month Term SOFR + 2.75%, Rate Floor: 3.50%) due 06/18/31	2,376,000	2,372,769
Outcomes Group Holdings, Inc.
7.16% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/06/31	2,347,307	2,356,955
Pacific Dental Services LLC
6.64% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 03/15/31	2,323,098	2,320,194
HAH Group Holding Co. LLC
9.16% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31	2,547,522	2,287,190
Chefs’ Warehouse, Inc.
7.16% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 08/23/29	2,129,931	2,139,260
Froneri US, Inc.
6.20% (6 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 09/30/31	2,150,753	2,133,289
Midwest Physician Administrative Services
7.26% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 03/12/28	2,289,398	2,126,644
Grifols Worldwide Operations USA, Inc.
6.26% (1 Month Term SOFR + 2.00%, Rate Floor: 3.00%) due 11/15/27	2,130,000	2,122,545
Energizer Holdings, Inc.
6.14% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/13/32	1,926,199	1,925,390
Sazerac Co Inc.
6.70% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 07/09/32	1,872,600	1,883,012
Hanger, Inc.
7.66% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/23/31	1,832,994	1,835,744
Ceva Sante
6.98% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 11/08/30	1,627,700	1,628,384
Bausch Health Companies, Inc.
10.41% (1 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 10/08/30	1,649,865	1,623,566
Blue Ribbon LLC
10.55% (3 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 05/08/28	2,297,436	1,408,328
MDVIP
6.89% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/16/31	1,344,144	1,346,671
Del Monte Foods, Inc.
12.47% (3 Month Term SOFR + 8.00%, Rate Floor: 8.00%) due 08/02/28	2,105,964	1,000,333
8.55% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 08/02/28	3,329,210	133,168
Surgery Center Holdings, Inc.
6.66% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 12/19/30	1,097,250	1,097,459
Nomad Foods Ltd.
6.54% (6 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 11/12/29	1,039,500	1,039,895
Balrog Acquisition, Inc.
8.28% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 09/05/28	698,187	666,768
Total Consumer, Non-cyclical		72,994,211

Technology - 10.1%
Polaris Newco LLC
8.57% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 06/02/28	5,847,716	5,629,245
Boxer Parent Co., Inc.
7.20% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 07/30/31	5,094,264	5,083,108
CoreLogic, Inc.
7.78% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 06/02/28	4,665,529	4,661,144
Planview Parent, Inc.
7.50% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/17/27	4,727,751	4,648,940
DS Admiral Bidco LLC
8.41% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/26/31	4,519,694	4,512,146
Pushpay USA, Inc.
7.62% (6 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 08/18/31	3,978,374	3,993,293
Gen Digital, Inc.
5.91% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/13/32	2,610,000	2,597,602
5.91% (1 Month Term SOFR + 1.75%, Rate Floor: 2.25%) due 09/12/29	1,228,009	1,224,178
Xerox Corp.
8.10% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/17/29	3,741,383	3,465,456
WEX, Inc.
5.91% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 03/31/28	3,021,769	3,016,904
Indicor LLC
6.75% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 11/22/29	3,001,527	3,004,048
Conair Holdings LLC
8.03% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 05/17/28	4,603,122	2,871,198
Blackhawk Network Holdings, Inc.
8.16% (1 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 03/12/29	2,726,943	2,735,042
Modena Buyer LLC
8.81% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31	2,731,455	2,694,389
Instructure Holdings, Inc.
6.75% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 11/13/31	2,525,273	2,520,930
Athenahealth Group, Inc.
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/15/29	2,506,834	2,500,567

80 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
CACI International, Inc.
5.91% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 10/30/31	2,473,788	$2,473,788
Zuora, Inc.
7.66% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/17/32	2,247,291	2,231,560
Sabre GLBL, Inc.
9.26% (1 Month Term SOFR + 5.00%, Rate Floor: 5.50%) due 06/30/28	1,879,338	1,757,181
7.78% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 12/17/27	288,142	272,294
World Wide Technology Holding Company LLC
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 03/01/30	1,862,854	1,865,183
Ascend Learning, LLC
7.16% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 12/11/28	1,559,026	1,556,750
Dye & Durham Corp.
8.35% (3 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 04/11/31	1,420,714	1,411,835
Waystar Technologies, Inc.
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/22/29	924,853	924,465
due 10/22/29	350,145	349,998
RealPage, Inc.
7.26% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 04/24/28	1,221,653	1,218,281
Cloud Software Group, Inc.
7.25% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 08/09/32	915,000	917,608
Sabre GLBL, Inc.
10.26% (1 Month Term SOFR + 6.00%, Rate Floor: 7.50%) due 11/15/29†††	699,400	657,436
Imprivata, Inc.
7.00% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 12/01/27	630,646	632,816
Clearwater Analytics, LLC
6.46% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/10/32	500,000	500,000
Central Parent LLC
7.25% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/06/29	414,586	357,692
Total Technology		72,285,077

Communications - 6.1%
Virgin Media Bristol LLC
7.37% (6 Month Term SOFR + 3.18%, Rate Floor: 3.18%) due 03/02/31	6,016,233	5,926,591
Cengage Learning, Inc.
7.69% ((1 Month Term SOFR + 3.50%) and (3 Month Term SOFR + 3.50%), Rate Floor: 4.50%) due 03/24/31	4,392,836	4,378,647
CSC Holdings LLC
8.65% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/18/28	3,939,186	3,911,336
Zayo Group Holdings, Inc.
8.49% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/09/27	2,832,444	2,827,374
7.43% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27	840,561	827,431
Authentic Brands
6.41% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/11/32	3,502,798	3,495,512
Charter Communications Operating LLC
6.29% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/07/30	3,193,125	3,188,463
Mcgraw Hill Education, Inc.
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 08/06/31	2,598,011	2,597,205
Midcontinent Communications
6.64% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 08/16/31	2,475,000	2,472,674
Altice France SA
9.82% (3 Month Term SOFR + 5.50%, Rate Floor: 5.50%) due 08/15/28	2,471,208	2,384,716
UPC Financing Partnership
6.69% (6 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/29/32	2,221,614	2,213,683
Speedster Bidco GmbH
7.24% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 12/10/31	1,998,598	1,999,857
Xplore, Inc.
6.00% (1 Month Term SOFR + 1.61%, Rate Floor: 1.61%) due 10/24/31	2,024,633	1,383,493
9.28% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) (in-kind rate was 3.50%) due 10/23/29[3]	580,140	545,332
Level 3 Financing, Inc.
8.42% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/29/32	1,696,500	1,696,500
Outfront Media Capital LLC
due 09/16/32	1,462,600	1,461,693
TKO Group Holdings, Inc.
6.04% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/21/31	1,414,330	1,415,872
Playtika Holding Corp.
7.03% (1 Month Term SOFR + 2.75%, Rate Floor: 3.75%) due 03/13/28	1,189,924	1,170,362
Total Communications		43,896,741

Energy - 3.7%
Colonial Pipeline
6.06% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 07/30/32	4,596,200	4,566,738
Par Petroleum LLC
8.03% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/28/30	4,392,951	4,381,969
AL GCX Holdings LLC
6.22% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 05/17/29	3,382,482	3,374,026
TransMontaigne Operating Company, LP

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 81

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
6.66% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 11/17/28	2,514,686	$2,515,390
WhiteWater DBR Holdco LLC
6.31% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/03/31	1,846,385	1,847,548
ITT Holdings LLC
6.64% (1 Month Term SOFR + 2.48%, Rate Floor: 2.98%) due 10/11/30	1,769,092	1,768,543
Traverse Midstream Partners LLC
7.31% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 02/16/28	1,607,322	1,608,335
Whitewater Matterhorn Holdings LLC
6.31% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 05/12/32	1,560,000	1,558,300
Buckeye Partners, LP
5.91% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 11/22/30	817,271	817,565
5.91% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 11/01/26	589,680	589,892
Whitewater Whistler Holdings LLC
5.75% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/15/30	1,277,635	1,273,802
Bip PipeCo Holdings LLC
6.54% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 12/06/30	1,226,828	1,225,295
CVR Energy, Inc.
8.00% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/30/27	1,209,325	1,209,325
Total Energy		26,736,728

Basic Materials - 2.2%
NIC Acquisition Corp.
8.01% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 12/29/27	3,528,762	2,939,458
Arsenal AIC Parent LLC
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/19/30	2,885,616	2,881,114
CTEC III GmbH
5.78% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/16/29	EUR 1,922,000	2,255,055
Discovery Purchaser Corp.
8.08% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 10/04/29	1,995,239	1,983,607
Novelis Holdings, Inc.
5.75% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 03/11/32	1,408,793	1,410,864
Nouryon USA LLC
7.42% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 04/03/28	1,043,221	1,042,574
7.50% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 04/03/28	285,447	285,627
Ecovyst Catalyst Technology
6.31% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 06/12/31	990,000	988,456
GrafTech Finance, Inc.
10.16% (1 Month Term SOFR + 6.00%, Rate Floor: 8.00%) due 12/21/29	670,035	680,420
A-AP Buyer, Inc.
6.75% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/09/31	645,125	644,725
Trinseo Materials Operating S.C.A.
6.96% (3 Month Term SOFR + 2.50%, Rate Floor: 3.50%) due 05/03/28	1,532,000	438,918
Total Basic Materials		15,550,818

Utilities - 1.6%
UGI Energy Services LLC
6.66% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/22/30	4,057,669	4,071,628
TerraForm Power Operating LLC
6.00% (3 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 05/21/29	3,811,232	3,801,703
NRG Energy, Inc.
6.06% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/16/31	2,672,480	2,671,652
AL GCX Holdings LLC
6.22% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/30/32	757,717	755,353
Total Utilities		11,300,336

Total Senior Floating Rate Interests
(Cost $657,795,966)		637,079,195

CORPORATE BONDS†† - 4.8%
Consumer, Non-cyclical -1.8%
Sotheby’s
7.38% due 10/15/27[5]	2,875,000	2,866,898
ADT Security Corp.
4.13% due 08/01/29[5]	2,875,000	2,780,171
Tenet Healthcare Corp.
4.38% due 01/15/30	2,800,000	2,723,128
Acadia Healthcare Company, Inc.
5.00% due 04/15/29[5]	1,730,000	1,693,639
HCA, Inc.
4.50% due 02/15/27	1,500,000	1,502,747
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[5]	1,312,000	1,278,222
Total Consumer, Non-cyclical		12,844,805

Consumer, Cyclical - 0.9%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[5]	5,000,000	4,758,691
Crocs, Inc.
4.13% due 08/15/31[5]	1,755,000	1,607,839
4.25% due 03/15/29[5]	80,000	76,666
Total Consumer, Cyclical		6,443,196

Communications - 0.7%
VZ Secured Financing B.V.
5.00% due 01/15/32[5]	3,500,000	3,166,514

82 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
McGraw-Hill Education, Inc.
5.75% due 08/01/28[5]	1,575,000	$1,574,075
Match Group Holdings II LLC
5.00% due 12/15/27[5]	350,000	348,998
4.63% due 06/01/28[5]	300,000	294,698
Total Communications		5,384,285

Industrial - 0.7%
New Enterprise Stone & Lime Company, Inc.
5.25% due 07/15/28[5]	2,875,000	2,848,468
GrafTech Global Enterprises, Inc.
9.88% due 12/23/29[5]	2,120,000	1,807,300
Standard Industries, Inc.
4.38% due 07/15/30[5]	270,000	258,870
Total Industrial		4,914,638

Financial - 0.3%
Hunt Companies, Inc.
5.25% due 04/15/29[5]	1,850,000	1,803,648

Energy - 0.2%
Sunoco Limited Partnership / Sunoco Finance Corp.
6.00% due 04/15/27	1,400,000	1,399,473
5.88% due 03/15/28	95,000	95,025
Total Energy		1,494,498

Basic Materials - 0.2%
WR Grace Holdings LLC
4.88% due 06/15/27[5]	1,305,000	1,296,907
Mirabela Nickel Ltd.
due 06/24/19†††,4,6	1,279,819	3,199
Total Basic Materials		1,300,106

Total Corporate Bonds
(Cost $36,110,091)		34,185,176

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 1.2%
Residential Mortgage-Backed Securities - 1.2%
RALI Series Trust
2006-QO6, 4.63% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 06/25/46◊	10,472,375	2,172,771
2006-QO2, 4.71% (1 Month Term SOFR + 0.55%, Rate Floor: 0.44%) due 02/25/46◊	416,751	67,952
Washington Mutual Mortgage Pass-Through Certificates Trust
2007-OA6, 4.96% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47◊	1,898,320	1,605,768
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 4.99% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	1,336,003	1,133,791
HOMES Trust
2025-AFC3, 5.34% due 08/25/60[5,7]	1,000,000	995,826
American Home Mortgage Assets Trust
2006-4, 4.48% (1 Month Term SOFR + 0.32%, Rate Floor: 0.32%) due 10/25/46◊	1,974,087	983,629
Lehman XS Trust Series
2006-16N, 4.65% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 11/25/46◊	1,000,934	891,047
Alliance Bancorp Trust
2007-OA1, 4.75% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 07/25/37◊	295,034	258,905
Nomura Resecuritization Trust
2015-4R, 1.42% (1 Month Term SOFR + 0.54%, Rate Floor: 0.43%) due 03/26/36◊,5	201,650	197,366
Morgan Stanley Re-REMIC Trust
2010-R5, 2.86% due 06/26/36[5]	178,232	172,813
GSAA Home Equity Trust
2007-7, 4.81% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 07/25/37◊	39,205	37,866
New Century Home Equity Loan Trust
2004-4, 5.07% (1 Month Term SOFR + 0.91%, Rate Cap/Floor: 12.50%/0.80%) due 02/25/35◊	3,384	5,574
Total Residential Mortgage-Backed Securities		8,523,308

Total Collateralized Mortgage Obligations
(Cost $12,184,252)		8,523,308

ASSET-BACKED SECURITIES†† - 0.6%
Collateralized Loan Obligations - 0.4%
BDS LLC
2025-FL15 C, 6.28% (1 Month Term SOFR + 2.15%, Rate Floor: 2.15%) due 03/19/43◊,5	2,000,000	2,001,705
BSPRT Issuer LLC
2025-FL12 C, due 01/17/43◊,5	600,000	598,229
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[5,8]	977,702	2,747
Octagon Loan Funding Ltd.
2014-1A SUB, due 11/18/31[5,8]	2,071,948	207
Total Collateralized Loan Obligations		2,602,888

Financial - 0.2%
HarbourVest Partners LLC
6.57% (3 Month Term SOFR + 2.55%, Rate Floor: 2.55%) due 09/15/30◊	1,550,000	1,550,000
Total Asset-Backed Securities
(Cost $4,148,500)		4,152,888

Total Investments - 100.5%
(Cost $749,574,619)		$719,865,072
Other Assets & Liabilities, net - (0.5)%		(3,295,458)
Total Net Assets - 100.0%		$716,569,614

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 83

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
FLOATING RATE STRATEGIES FUND

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation
Morgan Stanley Capital Services LLC	EUR	Sell	9,583,000	11,267,682 USD	10/17/25	$3,771
Morgan Stanley Capital Services LLC	CAD	Sell	413,000	299,157 USD	10/17/25	2,021
						$5,792

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2025.
[3]	Payment-in-kind security.
[4]	Security is in default of interest and/or principal obligations.
[5]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $32,430,497 (cost $35,858,750), or 4.5% of total net assets.

[6]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $3,199 (cost $1,160,811), or less than 0.1% of total net assets — See Note 10.

[7]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at September 30, 2025. The coupon rate will increase to 6.34% at 09/01/2029.

[8]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
CAD — Canadian Dollar
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

84 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
FLOATING RATE STRATEGIES FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$696,640	$2,332,676	$5,249,239	$8,278,555
Rights	—	—	6,147	6,147
Exchange-Traded Fund	20,275,697	—	—	20,275,697
Money Market Fund	7,364,106	—	—	7,364,106
Senior Floating Rate Interests	—	617,709,231	19,369,964	637,079,195
Corporate Bonds	—	34,181,977	3,199	34,185,176
Collateralized Mortgage Obligations	—	8,523,308	—	8,523,308
Asset-Backed Securities	—	4,152,888	—	4,152,888
Forward Foreign Currency Exchange Contracts**	—	5,792	—	5,792
Total Assets	$28,336,443	$666,905,872	$24,628,549	$719,870,864

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Unfunded Loan Commitments (Note 9)	$—	$—	$781	$781

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at September 30, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$3,082,547	Enterprise Value	Valuation Multiple	2.6x-8.7x	4.9x
Common Stocks	2,141,906	Model Price	Purchase Price	—	—
Common Stocks	24,786	Model Price	Liquidation Value	—	—
Corporate Bonds	3,199	Third Party Pricing	Broker Quote	—	—
Rights	6,146	Model Price	Purchase Price	—	—
Rights	1	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	15,526,578	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	3,498,581	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	344,805	Yield Analysis	Yield	10.5%-15.3%	11.9%
Total Assets	$24,628,549
Liabilities:
Unfunded Loan Commitments	$781	Model Price	Purchase price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 85

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2025
FLOATING RATE STRATEGIES FUND

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the year ended September 30, 2025, the Fund did not have any securities transfer into Level 3 from Level 2 and had securities with a total value of $10,963,763 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended September 30, 2025:

	Assets					Liabilities
	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Rights	Total Assets	Unfunded Loan Commitments
Beginning Balance	$6,399	$35,335,387	$3,525,308	$—	$38,867,094	$(20,064)
Purchases/(Receipts)	—	5,784,821	5,491,532	2	11,276,355	(2,905)
(Sales, maturities and paydowns)/Fundings	—	(6,597,457)	(563)	—	(6,598,020)	10,455
Amortization of premiums/discounts	—	205,513	—	—	205,513	—
Corporate actions	—	2,793,859	—	—	2,793,859	—
Total realized gains (losses) included in earnings	—	(7,054,340)	(190)	—	(7,054,530)	—
Total change in unrealized appreciation (depreciation) included in earnings	(3,200)	(134,056)	(3,766,848)	6,145	(3,897,959)	11,733
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	(10,963,763)	—	—	(10,963,763)	—
Ending Balance	$3,199	$19,369,964	$5,249,239	$6,147	$24,628,549	$(781)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at September 30, 2025	$(3,200)	$129,417	$(3,767,059)	$6,145	$(3,634,697)	$2,220

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

Transactions during the year ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25
Common Stocks
BP Holdco LLC*	$296,099	$—	$—	$—	$(96,416)	$199,683	244,278

*	Non-income producing security.

86 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FLOATING RATE STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $749,488,363)	$719,665,389
Investments in affiliated issuers, at value (cost $86,256)	199,683
Foreign currency, at value (cost 5,283)	5,279
Cash	3,782,337
Unrealized appreciation on forward foreign currency exchange contracts	5,792
Prepaid expenses	44,282
Receivables:
Securities sold	9,313,569
Interest	4,492,774
Fund shares sold	575,053
Other assets	30
Total assets	738,084,188

Liabilities:
Unfunded loan commitments, at value (Note 9) (commitment fees received $8,845)	781
Payable for:
Securities purchased	18,098,160
Fund shares redeemed	2,098,467
Distributions to shareholders	667,171
Management fees	294,513
Transfer agent/maintenance fees	99,425
Distribution and service fees	45,303
Trustees’ fees*	7,577
Fund accounting/administration fees	2,368
Miscellaneous	200,809
Total liabilities	21,514,574
Net assets	$716,569,614

Net assets consist of:
Paid in capital	$955,059,015
Total distributable earnings (loss)	(238,489,401)
Net assets	$716,569,614
Class A:
Net assets	$121,470,120
Capital shares outstanding	5,138,661
Net asset value per share	$23.64
Maximum offering price per share (Net asset value divided by 97.00%)	$24.37
Class C:
Net assets	$17,100,366
Capital shares outstanding	723,702
Net asset value per share	$23.63
Class P:
Net assets	$36,120,243
Capital shares outstanding	1,527,290
Net asset value per share	$23.65
Institutional Class:
Net assets	$537,976,463
Capital shares outstanding	22,737,744
Net asset value per share	$23.66
Class R6:
Net assets	$3,902,422
Capital shares outstanding	164,856
Net asset value per share	$23.67

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 87

FLOATING RATE STRATEGIES FUND

STATEMENT OF OPERATIONS
Year Ended September 30, 2025

Investment Income:
Dividends from securities of unaffiliated issuers	$1,953,499
Interest from securities of unaffiliated issuers (net of foreign withholding tax of $8)	67,556,198
Total investment income	69,509,697

Expenses:
Management fees	5,452,993
Distribution and service fees:
Class A	330,628
Class C	214,290
Class P	96,054
Transfer agent/maintenance fees:
Class A	149,899
Class C	21,993
Class P	67,937
Institutional Class	807,112
Class R6	700
Line of credit fees	332,008
Fund accounting/administration fees	318,479
Professional fees	111,342
Custodian fees	62,131
Trustees’ fees*	50,589
Miscellaneous	218,740
Recoupment of previously waived fees:
Class A	11,179
Class C	864
Class P	1,339
Institutional Class	22,110
Class R6	419
Total expenses	8,270,806
Less:
Expenses reimbursed by Adviser
Class A	(113,425)
Class C	(15,462)
Class P	(55,431)
Institutional Class	(529,326)
Class R6	(77)
Expenses waived by Adviser	(285,082)
Earnings credit applied	(58,270)
Total waived/reimbursed expenses	(1,057,073)
Net expenses	7,213,733
Net investment income	62,295,964

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(27,362,912)
Forward foreign currency exchange contracts	(254,532)
Foreign currency transactions	(103,778)
Net realized loss	(27,721,222)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	6,644,828
Investments in affiliated issuers	(96,416)
Forward foreign currency exchange contracts	100,946
Foreign currency translations	(9,581)
Net change in unrealized appreciation (depreciation)	6,639,777
Net realized and unrealized loss	(21,081,445)
Net increase in net assets resulting from operations	$41,214,519

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

88 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FLOATING RATE STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$62,295,964	$86,444,372
Net realized loss on investments	(27,721,222)	(9,882,233)
Net change in unrealized appreciation (depreciation) on investments	6,639,777	(2,972,812)
Net increase in net assets resulting from operations	41,214,519	73,589,327

Distributions to shareholders:
Class A	(9,631,531)	(11,647,241)
Class C	(1,405,352)	(2,392,488)
Class P	(2,796,693)	(3,696,006)
Institutional Class	(48,390,821)	(68,865,154)
Class R6	(235,854)	(111,604)
Total distributions to shareholders	(62,460,251)	(86,712,493)

Capital share transactions:
Proceeds from sale of shares
Class A	17,122,113	32,935,433
Class C	1,970,355	4,255,461
Class P	6,933,698	8,843,585
Institutional Class	205,882,764	363,619,911
Class R6	1,967,708	1,698,695
Distributions reinvested
Class A	8,612,898	10,200,966
Class C	1,199,793	2,062,297
Class P	2,795,271	3,686,772
Institutional Class	40,629,377	57,864,332
Class R6	235,137	110,482
Cost of shares redeemed
Class A	(42,490,641)	(38,989,840)
Class C	(13,325,320)	(14,028,271)
Class P	(15,486,540)	(13,476,997)
Institutional Class	(427,599,886)	(469,201,327)
Class R6	(229,294)	(1,212,290)
Net decrease from capital share transactions	(211,782,567)	(51,630,791)
Net decrease in net assets	(233,028,299)	(64,753,957)

Net assets:
Beginning of year	949,597,913	1,014,351,870
End of year	$716,569,614	$949,597,913

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 89

FLOATING RATE STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Year Ended September 30, 2025	Year Ended September 30, 2024
Capital share activity:
Shares sold
Class A	711,160	1,348,314
Class C	81,839	174,243
Class P	287,875	361,398
Institutional Class	8,556,841	14,865,436
Class R6	81,320	69,319
Shares issued from reinvestment of distributions
Class A	359,038	418,133
Class C	50,003	84,541
Class P	116,483	151,019
Institutional Class	1,691,497	2,369,521
Class R6	9,810	4,529
Shares redeemed
Class A	(1,771,132)	(1,596,637)
Class C	(553,951)	(574,443)
Class P	(643,926)	(551,414)
Institutional Class	(17,859,072)	(19,234,875)
Class R6	(9,698)	(49,303)
Net decrease in shares	(8,891,913)	(2,160,219)

90 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FLOATING RATE STRATEGIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$24.22	$24.52	$23.37	$25.09	$24.08
Income (loss) from investment operations:
Net investment income (loss)[a]	1.74	2.05	1.88	.87	.83
Net gain (loss) on investments (realized and unrealized)	(.57)	(.29)	1.16	(1.72)	1.02
Total from investment operations	1.17	1.76	3.04	(.85)	1.85
Less distributions from:
Net investment income	(1.75)	(2.06)	(1.89)	(.87)	(.83)
Return of capital	—	—	—	—	(.01)
Total distributions	(1.75)	(2.06)	(1.89)	(.87)	(.84)
Net asset value, end of period	$23.64	$24.22	$24.52	$23.37	$25.09

Total Return[b]	4.95%	7.41%	13.47%	(3.47%)	7.83%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$121,470	$141,422	$139,008	$154,160	$123,392
Ratios to average net assets:
Net investment income (loss)	7.26%	8.39%	7.82%	3.57%	3.36%
Total expenses[c]	1.15%	1.15%	1.15%	1.11%	1.09%
Net expenses[d,e,f]	1.03%	1.02%	1.02%	1.02%	1.05%
Portfolio turnover rate	44%	37%	23%	30%	57%

Class C	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$24.21	$24.51	$23.36	$25.08	$24.07
Income (loss) from investment operations:
Net investment income (loss)[a]	1.57	1.87	1.69	.68	.65
Net gain (loss) on investments (realized and unrealized)	(.58)	(.30)	1.16	(1.71)	1.02
Total from investment operations	.99	1.57	2.85	(1.03)	1.67
Less distributions from:
Net investment income	(1.57)	(1.87)	(1.70)	(.69)	(.65)
Return of capital	—	—	—	—	(.01)
Total distributions	(1.57)	(1.87)	(1.70)	(.69)	(.66)
Net asset value, end of period	$23.63	$24.21	$24.51	$23.36	$25.08

Total Return[b]	4.18%	6.62%	12.58%	(4.15%)	7.03%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,100	$27,739	$35,818	$47,183	$52,308
Ratios to average net assets:
Net investment income (loss)	6.54%	7.66%	7.02%	2.78%	2.61%
Total expenses[c]	1.88%	1.88%	1.89%	1.91%	1.86%
Net expenses[d,e,f]	1.78%	1.77%	1.78%	1.77%	1.80%
Portfolio turnover rate	44%	37%	23%	30%	57%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 91

FLOATING RATE STRATEGIES FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$24.23	$24.53	$23.38	$25.10	$24.09
Income (loss) from investment operations:
Net investment income (loss)[a]	1.74	2.05	1.88	.88	.83
Net gain (loss) on investments (realized and unrealized)	(.57)	(.29)	1.16	(1.73)	1.02
Total from investment operations	1.17	1.76	3.04	(.85)	1.85
Less distributions from:
Net investment income	(1.75)	(2.06)	(1.89)	(.87)	(.83)
Return of capital	—	—	—	—	(.01)
Total distributions	(1.75)	(2.06)	(1.89)	(.87)	(.84)
Net asset value, end of period	$23.65	$24.23	$24.53	$23.38	$25.10

Total Return	4.95%	7.41%	13.46%	(3.47%)	7.83%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36,120	$42,808	$44,295	$43,603	$35,430
Ratios to average net assets:
Net investment income (loss)	7.26%	8.39%	7.81%	3.58%	3.36%
Total expenses[c]	1.20%	1.18%	1.18%	1.14%	1.06%
Net expenses[d,e,f]	1.03%	1.02%	1.02%	1.02%	1.05%
Portfolio turnover rate	44%	37%	23%	30%	57%

Institutional Class	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$24.24	$24.54	$23.39	$25.11	$24.10
Income (loss) from investment operations:
Net investment income (loss)[a]	1.80	2.11	1.93	.94	.89
Net gain (loss) on investments (realized and unrealized)	(.58)	(.30)	1.16	(1.73)	1.02
Total from investment operations	1.22	1.81	3.09	(.79)	1.91
Less distributions from:
Net investment income	(1.80)	(2.11)	(1.94)	(.93)	(.89)
Return of capital	—	—	—	—	(.01)
Total distributions	(1.80)	(2.11)	(1.94)	(.93)	(.90)
Net asset value, end of period	$23.66	$24.24	$24.54	$23.39	$25.11

Total Return	5.20%	7.66%	13.68%	(3.20%)	8.08%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$537,976	$735,606	$793,785	$979,086	$711,583
Ratios to average net assets:
Net investment income (loss)	7.50%	8.62%	8.02%	3.84%	3.59%
Total expenses[c]	0.91%	0.87%	0.88%	0.87%	0.85%
Net expenses[d,e,f]	0.79%	0.78%	0.78%	0.78%	0.81%
Portfolio turnover rate	44%	37%	23%	30%	57%

92 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FLOATING RATE STRATEGIES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class R6	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$24.25	$24.55	$23.38	$25.11	$24.10
Income (loss) from investment operations:
Net investment income (loss)[a]	1.79	2.09	1.87	.82	.91
Net gain (loss) on investments (realized and unrealized)	(.57)	(.27)	1.27	(1.62)	1.01
Total from investment operations	1.22	1.82	3.14	(.80)	1.92
Less distributions from:
Net investment income	(1.80)	(2.12)	(1.97)	(.93)	(.90)
Return of capital	—	—	—	—	(.01)
Total distributions	(1.80)	(2.12)	(1.97)	(.93)	(.91)
Net asset value, end of period	$23.67	$24.25	$24.55	$23.38	$25.11

Total Return	5.20%	7.67%	13.87%	(3.25%)	8.06%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,902	$2,023	$1,445	$1,722	$1,257
Ratios to average net assets:
Net investment income (loss)	7.45%	8.58%	7.79%	3.31%	3.66%
Total expenses[c]	0.81%	0.84%	0.78%	0.82%	0.83%
Net expenses[d,e,f]	0.78%	0.79%	0.74%	0.79%	0.82%
Portfolio turnover rate	44%	37%	23%	30%	57%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	09/30/25	09/30/24	09/30/23	09/30/22	09/30/21
Class A	0.01%	—	0.03%	0.03%	—
Class C	0.00%*	0.00%*	0.04%	0.04%	—
Class P	0.00%*	—	0.03%	0.04%	0.00%*
Institutional Class	0.00%*	—	0.02%	0.04%	0.00%*
Class R6	0.01%	0.03%	0.02%	0.03%	0.01%

*	Less than 0.01%.

[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	09/30/25	09/30/24	09/30/23	09/30/22	09/30/21
Class A	0.99%	0.99%	0.99%	1.00%	1.01%
Class C	1.74%	1.74%	1.75%	1.75%	1.76%
Class P	0.99%	0.99%	0.99%	1.00%	1.01%
Institutional Class	0.75%	0.75%	0.75%	0.76%	0.77%
Class R6	0.74%	0.75%	0.71%	0.76%	0.77%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 93

SCHEDULE OF INVESTMENTS	September 30, 2025
HIGH YIELD FUND

	Shares	Value
COMMON STOCKS† - 0.8%

Financial - 0.5%
Contra Mallinckro*,††	5,857	$608,642
Fusion Buyer LLC*,††	11,000	363,000
Endo Luxembourg Finance Co I SARL / Endo US, Inc.†††,1	1,210,000	121
Endo Luxembourg Finance Co I SARL / Endo US, Inc.†††,1	950,000	95
Avison Young (Canada), Inc.*,††	132	2
Total Financial		971,860

Consumer, Cyclical - 0.2%
American Tire Distributors, Inc.†††	49,358	283,192
Accuride Corp*,†††,2	282,985	28
Accuride Liquidating Trust*,†††,2	17	—
Total Consumer, Cyclical		283,220

Consumer, Non-cyclical - 0.1%
WW International, Inc.*	6,643	181,753
Save-A-Lot*,†††	797,632	80
Endo Guc Trust — Class A*,†††	13,040	1
Total Consumer, Non-cyclical		181,834

Industrial - 0.0%
BP Holdco LLC*,†††,2	23,711	19,383
YAK BLOCKER 2 LLC†††	6,243	5,122
YAK BLOCKER 2 LLC†††	5,770	4,734
Targus, Inc.*,†††	12,825	227
Vector Phoenix Holdings, LP*,†††	23,711	2
Targus, Inc.*,†††	12,825	1
Total Industrial		29,469

Energy - 0.0%
Legacy Reserves, Inc.†††	3,452	380
Permian Production Partners LLC*,†††	57,028	5
Total Energy		385

Total Common Stocks
(Cost $1,701,374)		1,466,768

PREFERRED STOCKS† - 1.6%
Financial - 1.4%
Citigroup, Inc.
7.63%††	775,000	813,639
Bank of America Corp.
6.63%††	700,000	728,342
Goldman Sachs Group, Inc.
7.50%††	475,000	504,122
American National Group, Inc.
7.38%††	18,000	451,980
Avison Young (Canada), Inc.*,††	185,779	5,573
Total Financial		2,503,656

Energy - 0.2%
Venture Global LNG, Inc.
9.00%3,††	475,000	470,763

Industrial - 0.0%
U.S. Shipping Corp.*,†††	14,718	2
Total Preferred Stocks
(Cost $3,400,305)		2,974,421

RIGHT††† - 0.0%
Asphalt Intermediate Holdco, LLC	2,203	813
Total Right
(Cost $—)		813

WARRANT† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	4	—
Total Warrant
(Cost $9)		—

MONEY MARKET FUND***,† - 3.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 3.98%[4]	6,133,982	6,133,982
Total Money Market Fund
(Cost $6,133,982)		6,133,982

	Face Amount~
CORPORATE BONDS†† - 82.0%
Consumer, Cyclical - 17.7%
PetSmart LLC / PetSmart Finance Corp.
7.50% due 09/15/32[3]	1,500,000	1,502,229
Clarios Global Limited Partnership / Clarios US Finance Co.
4.75% due 06/15/31[3]	EUR 550,000	658,012
6.75% due 09/15/32[3]	400,000	408,864
6.75% due 05/15/28[3]	350,000	357,730
Newell Brands, Inc.
6.38% due 09/15/27	500,000	506,818
6.38% due 05/15/30	450,000	445,858
6.63% due 05/15/32	400,000	394,763
Wabash National Corp.
4.50% due 10/15/28[3]	1,325,000	1,229,357
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.38% due 04/01/26[3]	1,225,000	1,212,657
Beach Acquisition Bidco, LLC
5.25% due 07/15/32[3]	EUR 975,000	1,173,622
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[3]	1,225,000	1,165,575
Wolverine World Wide, Inc.
4.00% due 08/15/29[3]	1,200,000	1,097,855
Park River Holdings, Inc.
5.63% due 02/01/29[3]	675,000	661,474
8.00% due 03/15/31[3]	400,000	405,070
Carnival Corp.
5.13% due 05/01/29[3]	1,050,000	1,050,000

94 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
HIGH YIELD FUND

	Face Amount~	Value
Crocs, Inc.
4.25% due 03/15/29[3]	1,094,000	$1,048,413
Station Casinos LLC
4.63% due 12/01/31[3]	700,000	660,320
6.63% due 03/15/32[3]	375,000	385,217
Life Time, Inc.
6.00% due 11/15/31[3]	1,025,000	1,041,363
Caesars Entertainment, Inc.
6.00% due 10/15/32[3]	900,000	886,464
6.50% due 02/15/32[3]	150,000	152,998
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[3]	1,100,000	1,022,685
Intralot Capital Luxembourg S.A.
6.75% due 10/15/31[3]	EUR 800,000	946,489
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[3]	901,000	934,875
Viking Cruises Ltd.
5.88% due 10/15/33[3]	900,000	900,632
Scotts Miracle-Gro Co.
4.38% due 02/01/32	500,000	461,657
4.00% due 04/01/31	425,000	392,207
Velocity Vehicle Group LLC
8.00% due 06/01/29[3]	850,000	852,224
VOC Escrow Ltd.
5.00% due 02/15/28[3]	850,000	847,687
AccorInvest Group S.A.
6.38% due 10/15/29[3]	EUR 425,000	526,687
5.50% due 11/15/31	EUR 250,000	302,294
JB Poindexter & Company, Inc.
8.75% due 12/15/31[3]	775,000	811,699
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
6.25% due 03/15/33[3]	550,000	558,514
7.13% due 02/15/31[3]	175,000	188,361
ONE Hotels GmbH
7.75% due 04/02/31[3]	EUR 575,000	728,519
RB Global Holdings, Inc.
7.75% due 03/15/31[3]	450,000	470,656
6.75% due 03/15/28[3]	250,000	255,586
NCL Corporation Ltd.
6.25% due 09/15/33[3]	625,000	628,235
Whirlpool Corp.
6.50% due 06/15/33	575,000	573,816
Penn Entertainment, Inc.
4.13% due 07/01/29[3]	579,000	542,706
Vail Resorts, Inc.
6.50% due 05/15/32[3]	500,000	516,975
Flutter Treasury DAC
5.88% due 06/04/31[3]	450,000	456,759
Lithia Motors, Inc.
5.50% due 10/01/30[3]	450,000	449,438
Asbury Automotive Group, Inc.
5.00% due 02/15/32[3]	450,000	432,105
Superior Plus, LP
4.25% due 05/18/28[3]	CAD 550,000	390,442
Somnigroup International, Inc.
3.88% due 10/15/31[3]	425,000	389,246
QXO Building Products, Inc.
6.75% due 04/30/32[3]	375,000	388,274
Allison Transmission, Inc.
5.88% due 06/01/29[3]	275,000	277,289
Superior Plus Limited Partnership / Superior General Partner, Inc.
4.50% due 03/15/29[3]	250,000	241,204
Gates Corp.
6.88% due 07/01/29[3]	200,000	207,530
Hilton Domestic Operating Company, Inc.
5.75% due 09/15/33[3]	200,000	202,670
Six Flags Entertainment Corporation /Six Flags Theme Parks Incorporated/ Canada’s Wonderland Co.
6.63% due 05/01/32[3]	175,000	178,292
New Flyer Holdings, Inc.
9.25% due 07/01/30[3]	125,000	133,796
Lindblad Expeditions LLC
7.00% due 09/15/30[3]	100,000	101,929
Total Consumer, Cyclical		32,756,137

Industrial - 13.8%
GrafTech Finance, Inc.
4.63% due 12/23/29[3]	2,500,000	1,750,791
Enviri Corp.
5.75% due 07/31/27[3]	1,575,000	1,562,225
Mauser Packaging Solutions Holding Co.
7.88% due 04/15/27[3]	1,025,000	1,035,048
9.25% due 04/15/27[3]	500,000	501,144
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[3]	1,225,000	1,227,719
5.25% due 07/15/28[3]	300,000	297,231
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[3]	1,525,000	1,477,585
Trinity Industries, Inc.
7.75% due 07/15/28[3]	1,325,000	1,370,577
Quikrete Holdings, Inc.
6.75% due 03/01/33[3]	475,000	493,854
6.38% due 03/01/32[3]	475,000	492,026
TransDigm, Inc.
6.88% due 12/15/30[3]	925,000	958,425
JH North America Holdings, Inc.
5.88% due 01/31/31[3]	925,000	939,166
Waste Pro USA, Inc.
7.00% due 02/01/33[3]	900,000	932,217
EMRLD Borrower Limited Partnership / Emerald Company-Issuer, Inc.
6.63% due 12/15/30[3]	825,000	848,058
Builders FirstSource, Inc.
6.75% due 05/15/35[3]	500,000	522,066
6.38% due 03/01/34[3]	200,000	206,021
4.25% due 02/01/32[3]	100,000	94,044
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[3]	800,000	779,291

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 95

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
HIGH YIELD FUND

	Face Amount~	Value
Clearwater Paper Corp.
4.75% due 08/15/28[3]	750,000	$705,578
AmeriTex HoldCo Intermediate LLC
7.63% due 08/15/33[3]	650,000	676,513
Advanced Drainage Systems, Inc.
6.38% due 06/15/30[3]	575,000	585,184
Clean Harbors, Inc.
5.75% due 10/15/33[3]	350,000	353,058
6.38% due 02/01/31[3]	225,000	230,408
Enpro, Inc.
6.13% due 06/01/33[3]	550,000	562,124
Nidda Healthcare Holding
5.63% due 02/21/30	EUR 450,000	543,007
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50% due 02/01/32[3]	525,000	530,431
Standard Industries, Inc.
4.38% due 07/15/30[3]	550,000	527,329
Hillenbrand, Inc.
3.75% due 03/01/31	550,000	518,458
Ball Corp.
5.50% due 09/15/33	500,000	505,375
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
6.00% due 06/15/27[3]	500,000	499,879
Lottomatica Group SpA
4.88% due 01/31/31[3]	EUR 400,000	483,977
Calderys Financing LLC
11.25% due 06/01/28[3]	425,000	450,640
Axon Enterprise, Inc.
6.25% due 03/15/33[3]	400,000	411,719
Graphic Packaging International LLC
6.38% due 07/15/32[3]	375,000	380,800
Crown Americas LLC
5.88% due 06/01/33[3]	375,000	378,792
Sealed Air Corporation/Sealed Air Corp US
7.25% due 02/15/31[3]	350,000	367,261
Amsted Industries, Inc.
4.63% due 05/15/30[3]	375,000	362,392
Standard Building Solutions, Inc.
6.50% due 08/15/32[3]	350,000	359,107
EnerSys
6.63% due 01/15/32[3]	175,000	180,088
Miter Brands Acquisition Holdco Incorporated / MIWD Borrower LLC
6.75% due 04/01/32[3]	175,000	179,769
AAR Escrow Issuer LLC
6.75% due 03/15/29[3]	150,000	154,414
Total Industrial		25,433,791

Financial - 13.7%
Nassau Companies of New York
7.88% due 07/15/30[3]	1,400,000	1,429,841
Jones Deslauriers Insurance Management, Inc.
6.88% due 10/01/33[3]	1,225,000	1,218,579
8.50% due 03/15/30[3]	200,000	210,122
Jane Street Group / JSG Finance, Inc.
6.13% due 11/01/32[3]	800,000	810,847
7.13% due 04/30/31[3]	475,000	498,224
Ardonagh Finco Ltd.
7.75% due 02/15/31[3]	1,200,000	1,255,667
Hunt Companies, Inc.
5.25% due 04/15/29[3]	1,225,000	1,194,308
UWM Holdings LLC
6.63% due 02/01/30[3]	625,000	635,802
6.25% due 03/15/31[3]	450,000	447,857
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[3]	1,025,000	1,060,141
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[3]	724,000	676,103
4.00% due 10/15/33[3]	350,000	319,649
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[3]	1,000,000	966,185
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[3]	1,000,000	963,541
Starwood Property Trust, Inc.
6.50% due 10/15/30[3]	500,000	516,484
7.25% due 04/01/29[3]	425,000	446,269
PennyMac Financial Services, Inc.
7.88% due 12/15/29[3]	325,000	344,921
6.88% due 05/15/32[3]	275,000	284,954
7.13% due 11/15/30[3]	175,000	182,221
6.75% due 02/15/34[3]	125,000	127,511
OneMain Finance Corp.
4.00% due 09/15/30	525,000	488,017
6.13% due 05/15/30	425,000	430,391
United Wholesale Mortgage LLC
5.50% due 04/15/29[3]	475,000	468,471
5.75% due 06/15/27[3]	375,000	374,791
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
6.50% due 10/01/31[3]	775,000	792,385
CrossCountry Intermediate HoldCo LLC
6.50% due 10/01/30[3]	650,000	652,392
Encore Capital Group, Inc.
9.25% due 04/01/29[3]	600,000	633,096
Aretec Group, Inc.
10.00% due 08/15/30[3]	575,000	626,464
Hightower Holding LLC
9.13% due 01/31/30[3]	575,000	609,859
USI, Inc.
7.50% due 01/15/32[3]	575,000	602,990
Kennedy-Wilson, Inc.
4.75% due 02/01/30	450,000	420,165
4.75% due 03/01/29	150,000	143,320
Kane Bidco Ltd.
5.70% (3 Month EURIBOR + 3.75%, Rate Floor: 0.00%) due 07/15/32◊,3	EUR 475,000	561,288

96 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
HIGH YIELD FUND

	Face Amount~	Value
GLP Capital Limited Partnership / GLP Financing II, Inc.
5.25% due 02/15/33	550,000	$550,896
Focus Financial Partners LLC
6.75% due 09/15/31[3]	475,000	486,456
Walker & Dunlop, Inc.
6.63% due 04/01/33[3]	475,000	485,757
Ryan Specialty LLC
5.88% due 08/01/32[3]	475,000	480,313
Liberty Mutual Group, Inc.
4.30% due 02/01/61[3]	750,000	472,231
HOWDEN UK REFINANCE / US
7.25% due 02/15/31[3]	450,000	463,307
HUB International Ltd.
7.38% due 01/31/32[3]	425,000	442,569
Rfna, LP
7.88% due 02/15/30[3]	425,000	433,017
Sherwood Financing plc
7.51% (3 Month EURIBOR + 5.50%, Rate Floor: 0.00%) due 12/15/29◊	EUR 375,000	424,471
SLM Corp.
6.50% due 01/31/30	300,000	312,620
Osaic Holdings, Inc.
6.75% due 08/01/32[3]	275,000	284,030
Total Financial		25,228,522

Consumer, Non-cyclical - 13.4%
AMN Healthcare, Inc.
6.50% due 01/15/31[3]	1,550,000	1,554,789
4.63% due 10/01/27[3]	775,000	774,690
CPI CG, Inc.
10.00% due 07/15/29[3]	1,534,000	1,608,416
Avantor Funding, Inc.
4.63% due 07/15/28[3]	1,100,000	1,082,023
Bausch Health Companies, Inc.
4.88% due 06/01/28[3]	1,200,000	1,074,000
Williams Scotsman, Inc.
7.38% due 10/01/31[3]	725,000	757,148
6.63% due 04/15/30[3]	300,000	308,779
Carriage Services, Inc.
4.25% due 05/15/29[3]	1,075,000	1,018,448
TriNet Group, Inc.
7.13% due 08/15/31[3]	950,000	981,281
Tenet Healthcare Corp.
6.75% due 05/15/31	675,000	698,813
6.13% due 06/15/30	275,000	278,508
Upbound Group, Inc.
6.38% due 02/15/29[3]	989,000	976,004
Albion Financing 1 SARL / Aggreko Holdings, Inc.
7.00% due 05/21/30[3]	900,000	930,870
Boost Newco Borrower LLC
7.50% due 01/15/31[3]	850,000	901,760
BCP V Modular Services Finance II plc
4.75% due 10/30/28[3]	EUR 736,000	827,364
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
5.88% due 02/15/28[3]	475,000	474,895
6.25% due 03/15/33[3]	300,000	306,810
ADT Security Corp.
5.88% due 10/15/33[3]	750,000	750,000
Sammontana Italia SpA
5.78% (3 Month EURIBOR + 3.75%, Rate Floor: 0.00%) due 10/15/31◊,3	EUR 625,000	736,102
Block, Inc.
6.00% due 08/15/33[3]	450,000	460,818
6.50% due 05/15/32	250,000	258,751
Performance Food Group, Inc.
6.13% due 09/15/32[3]	700,000	717,018
Perrigo Finance Unlimited Co.
4.90% due 06/15/30	500,000	487,981
6.13% due 09/30/32	225,000	226,509
Belron UK Finance plc
5.75% due 10/15/29[3]	675,000	683,798
Grifols S.A.
4.75% due 10/15/28[3]	600,000	582,817
Herc Holdings, Inc.
7.00% due 06/15/30[3]	310,000	322,005
7.25% due 06/15/33[3]	217,000	226,527
US Foods, Inc.
7.25% due 01/15/32[3]	500,000	523,471
Brink’s Co.
6.75% due 06/15/32[3]	475,000	494,069
Acadia Healthcare Company, Inc.
7.38% due 03/15/33[3]	450,000	467,185
IQVIA, Inc.
6.25% due 06/01/32[3]	450,000	462,664
Sotheby’s/Bidfair Holdings, Inc.
5.88% due 06/01/29[3]	500,000	455,591
Service Corporation International
5.75% due 10/15/32	425,000	430,558
Prime Security Services Borrower LLC / Prime Finance, Inc.
6.25% due 01/15/28[3]	375,000	374,672
Post Holdings, Inc.
6.25% due 10/15/34[3]	350,000	352,913
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[3]	344,000	335,144
Neogen Food Safety Corp.
8.63% due 07/20/30[3]	300,000	313,716
Concentra Health Services, Inc.
6.88% due 07/15/32[3]	275,000	285,555
Molina Healthcare, Inc.
6.25% due 01/15/33[3]	250,000	252,777
Ingles Markets, Inc.
4.00% due 06/15/31[3]	75,000	70,460
Total Consumer, Non-cyclical		24,825,699

Basic Materials - 6.5%
Carpenter Technology Corp.
6.38% due 07/15/28	825,000	826,757

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 97

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
HIGH YIELD FUND

	Face Amount~	Value
7.63% due 03/15/30	650,000	$667,957
WR Grace Holdings LLC
6.63% due 08/15/32[3]	600,000	593,268
7.38% due 03/01/31[3]	575,000	586,390
Ingevity Corp.
3.88% due 11/01/28[3]	1,150,000	1,104,953
INEOS Finance plc
6.75% due 05/15/28[3]	1,100,000	1,078,962
Kaiser Aluminum Corp.
4.50% due 06/01/31[3]	725,000	683,334
4.63% due 03/01/28[3]	275,000	271,920
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[3]	950,000	949,234
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[3]	900,000	902,844
Arsenal AIC Parent LLC
8.00% due 10/01/30[3]	850,000	899,977
Novelis Corp.
4.75% due 01/30/30[3]	525,000	506,451
3.88% due 08/15/31[3]	200,000	182,338
6.38% due 08/15/33[3]	100,000	101,034
SK Invictus Intermediate II SARL
5.00% due 10/30/29[3]	800,000	783,006
Alcoa Nederland Holding B.V.
7.13% due 03/15/31[3]	550,000	578,150
Minerals Technologies, Inc.
5.00% due 07/01/28[3]	572,000	560,563
Compass Minerals International, Inc.
8.00% due 07/01/30[3]	275,000	287,424
6.75% due 12/01/27[3]	261,000	261,247
Axalta Coating Systems Dutch Holding B B.V.
7.25% due 02/15/31[3]	250,000	261,555
Mirabela Nickel Ltd.
due 06/24/19†††,1,5	278,115	695
Total Basic Materials		12,088,059

Communications - 6.5%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 05/01/32	1,750,000	1,592,616
4.25% due 01/15/34[3]	975,000	842,949
CSC Holdings LLC
3.38% due 02/15/31[3]	1,025,000	661,069
4.13% due 12/01/30[3]	975,000	638,483
4.63% due 12/01/30[3]	950,000	333,304
Vmed O2 UK Financing I plc
4.75% due 07/15/31[3]	850,000	800,059
7.75% due 04/15/32[3]	350,000	367,723
Sunrise FinCo I B.V.
4.88% due 07/15/31[3]	1,200,000	1,143,180
Altice France S.A.
due 02/01/27[3]	900,000	856,544
5.50% due 10/15/29[3]	250,000	216,234
AMC Networks, Inc.
10.50% due 07/15/32[3]	825,000	872,384
4.25% due 02/15/29	41,000	35,670
McGraw-Hill Education, Inc.
8.00% due 08/01/29[3]	775,000	789,275
7.38% due 09/01/31[3]	100,000	103,895
Match Group Holdings II LLC
5.63% due 02/15/29[3]	375,000	373,957
6.13% due 09/15/33[3]	200,000	201,757
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29[3]	550,000	528,270
Sirius XM Radio LLC
5.50% due 07/01/29[3]	525,000	525,121
Gen Digital, Inc.
6.25% due 04/01/33[3]	475,000	484,918
Lamar Media Corp.
5.38% due 11/01/33[3]	375,000	372,242
Zayo Group Holdings, Inc.
9.25% due 03/09/30[3]	221,216	211,814
Total Communications		11,951,464

Energy - 6.2%
CVR Energy, Inc.
5.75% due 02/15/28[3]	1,179,000	1,160,875
8.50% due 01/15/29[3]	350,000	357,720
ITT Holdings LLC
6.50% due 08/01/29[3]	1,500,000	1,474,702
Sunoco, LP
5.88% due 03/15/34[3]	900,000	892,208
7.25% due 05/01/32[3]	500,000	524,740
Venture Global Plaquemines LNG LLC
7.75% due 05/01/35[3]	850,000	959,402
6.75% due 01/15/36[3]	350,000	371,762
TransMontaigne Partners LLC
8.50% due 06/15/30[3]	1,100,000	1,146,222
Venture Global LNG, Inc.
8.13% due 06/01/28[3]	525,000	543,412
7.00% due 01/15/30[3]	400,000	413,906
Buckeye Partners, LP
6.88% due 07/01/29[3]	775,000	803,188
Global Partners Limited Partnership / GLP Finance Corp.
7.13% due 07/01/33[3]	425,000	435,618
6.88% due 01/15/29	250,000	252,181
CQP Holdco Limited Partnership / BIP-V Chinook Holdco LLC
7.50% due 12/15/33[3]	600,000	651,120
Venture Global Calcasieu Pass LLC
6.25% due 01/15/30[3]	500,000	521,275
Kinetik Holdings, LP
5.88% due 06/15/30[3]	350,000	352,036
Hess Midstream Operations, LP
5.88% due 03/01/28[3]	300,000	305,814
Parkland Corp.
4.63% due 05/01/30[3]	275,000	267,372
Total Energy		11,433,553

98 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
HIGH YIELD FUND

	Face Amount~	Value
Technology - 3.5%
Cloud Software Group, Inc.
6.50% due 03/31/29[3]	1,000,000	$1,009,020
6.63% due 08/15/33[3]	600,000	610,778
Capstone Borrower, Inc.
8.00% due 06/15/30[3]	1,275,000	1,333,384
Dye & Durham Ltd.
8.63% due 04/15/29[3]	1,200,000	1,186,653
TeamSystem SpA
5.53% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/31/31◊,3	EUR 700,000	824,368
Xerox Corp.
10.25% due 10/15/30[3]	475,000	482,522
Amentum Holdings, Inc.
7.25% due 08/01/32[3]	450,000	467,265
Fair Isaac Corp.
6.00% due 05/15/33[3]	300,000	303,733
Playtika Holding Corp.
4.25% due 03/15/29[3]	170,000	156,072
Total Technology		6,373,795

Utilities - 0.7%
Terraform Global Operating, LP
6.13% due 03/01/26[3]	785,000	775,078
ContourGlobal Power Holdings S.A.
6.75% due 02/28/30[3]	550,000	571,307
Total Utilities		1,346,385

Total Corporate Bonds
(Cost $151,676,405)		151,437,405

SENIOR FLOATING RATE INTERESTS††,◊ - 14.3%
Consumer, Cyclical - 3.3%
Alexander Mann
10.47% (1 Month SOFR + 6.00%, Rate Floor: 6.00%) due 06/29/27	939,671	892,687
AmSpec Parent LLC
7.50% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/22/31	653,196	655,240
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
due 04/03/25[5]	749,493	524,645
ATG Entertainment
8.06% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 04/19/32	473,813	475,296
CCRR Parent, Inc.
8.71% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/06/28	1,506,152	466,907
Tortuga Resorts GHD LLC
due 08/13/32	450,000	450,284
Scenic Cruises
8.51% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/19/32	430,000	430,000
Secretariat Advisors LLC
8.00% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/27/32	421,805	421,544
Accuride Corp.
8.72% (3 Month Term SOFR + 1.50%, Rate Floor: 5.72%) (in-kind rate was 3.00%) due 03/07/30†††,2,6	206,688	387,874
Blue Ribbon LLC
12.09% (1 Month Term SOFR + 4.00%, Rate Floor: 8.09%) (in-kind rate was 4.00%) due 05/08/28†††,6	354,222	348,909
Weight Watchers International, Inc.
10.80% (3 Month Term SOFR + 6.80%, Rate Floor: 7.30%) due 06/24/30	339,457	307,208
Galaxy US Opco, Inc.
10.06% (3 Month Term SOFR + 5.75%, Rate Floor: 6.25%) due 07/31/30	251,041	227,350
Socotec Holding
7.37% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/02/31	198,000	198,907
Asphalt Atd Holdco, LLC
5.50% (3 Month Term SOFR + 7.00%, Rate Floor: 7.00%) due 02/28/30†††	178,180	178,180
TransNetwork LLC
8.75% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 12/30/30	49,496	49,166
Total Consumer, Cyclical		6,014,197

Industrial - 2.8%
Dispatch Terra Acquisition LLC
8.40% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/27/28	1,149,600	1,120,619
Merlin Buyer, Inc.
due 12/14/28	688,217	689,938
Pelican Products, Inc.
8.51% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 12/29/28	634,420	537,354
Michael Baker International LLC
8.31% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/01/28	498,830	499,608
O-I Glass, Inc.
due 09/25/32	500,000	498,750
Engineering Research And Consulting LLC
9.29% (6 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 08/29/31	471,438	454,937
Cognita Ltd.
7.87% (6 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 10/27/31	446,633	447,750
STS Operating, Inc.
8.26% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 03/25/31	394,000	391,210
Mannington Mills, Inc.
8.91% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/07/32	295,500	288,112
Osmose Utility Services, Inc.
7.53% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 06/23/28	197,429	186,695
Total Industrial		5,114,973

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 99

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
HIGH YIELD FUND

	Face Amount~	Value
Consumer, Non-cyclical - 2.5%
IVI America LLC
7.25% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 04/14/31	470,499	$472,851
due 04/14/31	200,000	201,000
due 04/09/31	125,000	125,625
Gibson Brands, Inc.
9.58% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 08/11/28	837,375	786,714
Recess Holdings, Inc.
8.07% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 02/20/30	715,967	718,014
Women’s Care Holdings, Inc.
8.91% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/15/28	641,575	582,229
Blue Ribbon LLC
10.55% (3 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 05/08/28	938,489	575,294
Midwest Physician Administrative Services
7.26% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 03/12/28	462,109	429,258
Balrog Acquisition, Inc.
8.78% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 09/05/28†††	342,125	328,440
Moran Foods LLC
11.35% (3 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 06/30/26†††	472,753	187,268
9.35% (3 Month Term SOFR + 2.00%, Rate Floor: 0.00%) (in-kind rate was 9.35%) due 06/30/26†††,6	339,649	4,149
Florida Food Products LLC
9.28% (1 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 10/18/28	217,125	145,474
Total Consumer, Non-cyclical		4,556,316

Financial - 2.4%
Galaxy Bidco Ltd.
6.04% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 12/19/29	EUR 600,000	708,276
CFC USA 2025 LLC
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 05/29/32	700,000	666,750
Boots Group Bidco Ltd.
7.70% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/30/32	600,000	601,248
Cobham Ultra SeniorCo SARL
8.37% (6 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 08/03/29	587,130	586,790
Asurion LLC
8.51% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/19/28	423,485	424,692
8.41% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 09/19/30	123,750	123,228
Fusion Intermediate, LLC
12.10% (3 Month Term SOFR + 8.00%, Rate Floor: 8.00%) due 06/06/30	523,633	534,106
Ardonagh Midco 3 plc
6.94% ((3 Month Term SOFR + 2.75%) and (6 Month Term SOFR + 2.75%), Rate Floor: 2.75%) due 02/18/31	248,752	247,301
Avison Young (Canada), Inc.
12.32% (1 Month Term SOFR + 1.50%, Rate Floor: 5.82%) (in-kind rate was 6.50%) due 03/12/29[6]	228,183	110,527
10.71% (3 Month Term SOFR + 6.25%, Rate Floor: 8.25%) due 03/12/28	82,702	78,464
12.49% (1 Month Term SOFR + 1.50%, Rate Floor: 5.99%) (in-kind rate was 6.50%) due 03/12/29[6]	40,262	8,052
Saphilux SARL
7.29% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 07/27/28	151,357	151,782
Nexus Buyer LLC
8.16% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 07/31/31	125,000	124,922
Aretec Group, Inc.
7.66% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/09/30	118,505	118,486
Total Financial		4,484,624

Technology - 2.0%
DS Admiral Bidco LLC
8.41% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/26/31	971,731	970,108
Pushpay USA, Inc.
7.62% (6 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 08/18/31	669,938	672,450
Blackhawk Network Holdings, Inc.
8.16% (1 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 03/12/29	493,769	495,235
Modena Buyer LLC
8.81% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31	496,250	489,516
Polaris Newco LLC
8.57% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 06/02/28	471,318	453,709
Dye & Durham Corp.
8.35% (3 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 04/11/31	331,500	329,428
Xerox Corp.
8.10% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/17/29	352,972	326,940
Central Parent LLC
7.25% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/06/29	54,246	46,802
Total Technology		3,784,188

Basic Materials - 1.1%
GrafTech Finance, Inc.
10.16% (1 Month Term SOFR + 6.00%, Rate Floor: 8.00%) due 12/21/29	790,136	802,382

100 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
HIGH YIELD FUND

	Face Amount~	Value
Discovery Purchaser Corp.
8.08% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 10/04/29	768,954	$764,471
NIC Acquisition Corp.
8.01% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 12/29/27	653,766	544,587
Total Basic Materials		2,111,440

Communications - 0.2%
Level 3 Financing, Inc.
8.42% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/29/32	375,000	375,000
Total Senior Floating Rate Interests
(Cost $28,568,095)		26,440,738

SENIOR FIXED RATE INTERESTS†† - 0.3%
Consumer, Cyclical - 0.3%
Savers, Inc.
7.03% due 09/13/32	600,000	600,000
Total Senior Fixed Rate Interests
(Cost $597,008)		600,000
ASSET-BACKED SECURITIES†† - 0.2%
Infrastructure - 0.2%
Hotwire Funding LLC
2021-1, 4.46% due 11/20/51[3]	400,000	392,596
Total Asset-Backed Securities
(Cost $400,000)		392,596

Total Investments - 102.5%
(Cost $192,477,178)		$189,446,723
Other Assets & Liabilities, net - (2.5)%		(4,698,394)
Total Net Assets - 100.0%		$184,748,329

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	CAD	Sell	550,000	398,393 USD	10/17/25	$2,692
Morgan Stanley Capital Services LLC	EUR	Sell	8,134,000	9,559,885 USD	10/17/25	(864)
						$1,828

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $911 (cost $265,264), or less than 0.1% of total net assets — See Note 10.

[2]	Affiliated issuer.
[3]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $139,129,635 (cost $139,279,205), or 75.3% of total net assets.

[4]	Rate indicated is the 7-day yield as of September 30, 2025.
[5]	Security is in default of interest and/or principal obligations.
[6]	Payment-in-kind security.
CAD — Canadian Dollar
EUR — Euro
EURIBOR — European Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 101

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2025
HIGH YIELD FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$181,753		$971,644	$313,371	$1,466,768
Preferred Stocks	—		2,974,419	2	2,974,421
Right	—		—	813	813
Warrant	—	*	—	—	—
Money Market Fund	6,133,982		—	—	6,133,982
Corporate Bonds	—		151,436,710	695	151,437,405
Senior Floating Rate Interests	—		25,005,918	1,434,820	26,440,738
Senior Fixed Rate Interests	—		600,000	—	600,000
Asset-Backed Securities	—		392,596	—	392,596
Forward Foreign Currency Exchange Contracts**	—		2,692	—	2,692
Total Assets	$6,315,735		$181,383,979	$1,749,701	$189,449,415

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$864	$—	$864
Unfunded Loan Commitments (Note 9)	—	—	32	32
Total Liabilities	$—	$864	$32	$896

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

Transactions during the year ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Common Stocks
Accuride Corp *	$—	$—	$—	$—	$28	$28	282,985	$—
Accuride Liquidating Trust *	—	—	—	—	—	—	17	—
BP Holdco LLC *	28,741	—	—	—	(9,358)	19,383	23,711	—
Senior Floating Rate Interests
Accuride Corp. 8.72% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 3/7/2030	—	202,921	—	—	184,953	387,874	206,688	10,089
	$28,741	$202,921	$—	$—	$175,623	$407,285		$10,089

*	Non-income producing security.

102 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $192,265,884)	$189,039,438
Investments in affiliated issuers, at value (cost $211,294)	407,285
Cash	61,168
Unrealized appreciation on forward foreign currency exchange contracts	2,692
Prepaid expenses	62,880
Receivables:
Interest	2,609,626
Fund shares sold	149,779
Securities sold	126,220
Dividends	8,297
Foreign tax reclaims	2,369
Total assets	192,469,754

Liabilities:
Unfunded loan commitments, at value (Note 9) (commitment fees received $540)	32
Unrealized depreciation on forward foreign currency exchange contracts	864
Payable for:
Securities purchased	6,958,525
Fund shares redeemed	596,947
Distributions to shareholders	44,417
Management fees	36,506
Distribution and service fees	14,969
Trustees’ fees*	7,126
Transfer agent/maintenance fees	5,565
Fund accounting/administration fees	2,945
Miscellaneous	53,529
Total liabilities	7,721,425
Net assets	$184,748,329

Net assets consist of:
Paid in capital	$227,995,247
Total distributable earnings (loss)	(43,246,918)
Net assets	$184,748,329
Class A:
Net assets	$46,831,665
Capital shares outstanding	4,681,029
Net asset value per share	$10.00
Maximum offering price per share (Net asset value divided by 96.00%)	$10.42
Class C:
Net assets	$6,213,175
Capital shares outstanding	615,930
Net asset value per share	$10.09
Class P:
Net assets	$3,099,016
Capital shares outstanding	309,756
Net asset value per share	$10.00
Institutional Class:
Net assets	$127,432,033
Capital shares outstanding	15,637,540
Net asset value per share	$8.15
Class R6:
Net assets	$1,172,440
Capital shares outstanding	117,269
Net asset value per share	$10.00

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 103

HIGH YIELD FUND

STATEMENT OF OPERATIONS
Year Ended September 30, 2025

Investment Income:
Dividends from securities of unaffiliated issuers	$63,092
Dividends from securities of affiliated issuers	10,089
Interest from securities of unaffiliated issuers	13,658,871
Total investment income	13,732,052

Expenses:
Management fees	1,129,855
Distribution and service fees:
Class A	121,629
Class C	70,889
Class P	8,483
Transfer agent/maintenance fees:
Class A	72,902
Class C	10,308
Class P	7,822
Institutional Class	152,794
Class R6	586
Registration fees	103,595
Fund accounting/administration fees	78,939
Professional fees	77,141
Trustees’ fees*	35,842
Custodian fees	11,597
Line of credit fees	9,945
Miscellaneous	40,235
Total expenses	1,932,562
Less:
Expenses reimbursed by Adviser:
Class A	(72,890)
Class C	(10,339)
Class P	(7,821)
Institutional Class	(152,601)
Class R6	(586)
Expenses waived by Adviser	(235,840)
Earnings credits applied	(6,139)
Total waived/reimbursed expenses	(486,216)
Net expenses	1,446,346
Net investment income	12,285,706

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(5,701,086)
Forward foreign currency exchange contracts	(374,023)
Foreign currency transactions	57,787
Net realized loss	(6,017,322)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	4,403,680
Investments in affiliated issuers	175,623
Forward foreign currency exchange contracts	18,339
Foreign currency translations	782
Net change in unrealized appreciation (depreciation)	4,598,424
Net realized and unrealized loss	(1,418,898)
Net increase in net assets resulting from operations	$10,866,808

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

104 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$12,285,706	$12,687,502
Net realized loss on investments	(6,017,322)	(2,299,199)
Net change in unrealized appreciation (depreciation) on investments	4,598,424	15,457,890
Net increase in net assets resulting from operations	10,866,808	25,846,193

Distributions to shareholders:
Class A	(3,125,326)	(2,951,701)
Class C	(402,182)	(485,898)
Class P	(217,909)	(304,126)
Institutional Class	(8,591,152)	(8,705,844)
Class R6	(29,058)	(48,082)
Return of Capital:
Class A	(1,553)	(72,997)
Class C	(200)	(12,016)
Class P	(108)	(7,521)
Institutional Class	(4,270)	(215,300)
Class R6	(15)	(1,189)
Total distributions to shareholders	(12,371,773)	(12,804,674)

Capital share transactions:
Proceeds from sale of shares
Class A	5,106,676	6,794,252
Class C	376,611	493,931
Class P	173,671	180,785
Institutional Class	54,501,905	52,099,287
Class R6	957,384	209,532
Redemption fees collected
Class A	761	2,150
Class C	110	359
Class P	53	187
Institutional Class	1,967	5,924
Class R6	4	9
Distributions reinvested
Class A	2,857,089	2,716,066
Class C	395,971	488,260
Class P	218,017	310,713
Institutional Class	7,924,477	7,483,748
Class R6	29,066	48,915
Cost of shares redeemed
Class A	(11,058,467)	(7,158,221)
Class C	(2,735,564)	(2,714,375)
Class P	(1,238,148)	(2,036,439)
Institutional Class	(75,299,195)	(54,895,756)
Class R6	(53,088)	(2,075,976)
Net increase (decrease) from capital share transactions	(17,840,700)	1,953,351
Net increase (decrease) in net assets	(19,345,665)	14,994,870

Net assets:
Beginning of year	204,093,994	189,099,124
End of year	$184,748,329	$204,093,994

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 105

HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Year Ended September 30, 2025	Year Ended September 30, 2024
Capital share activity:
Shares sold
Class A	513,345	695,071
Class C	37,466	49,214
Class P	17,472	18,530
Institutional Class	6,749,802	6,538,845
Class R6	95,801	21,520
Shares issued from reinvestment of distributions
Class A	286,616	277,694
Class C	39,403	49,575
Class P	21,870	31,816
Institutional Class	975,769	938,964
Class R6	2,912	5,091
Shares redeemed
Class A	(1,108,918)	(737,355)
Class C	(273,102)	(276,628)
Class P	(123,773)	(207,810)
Institutional Class	(9,284,187)	(6,894,574)
Class R6	(5,317)	(213,252)
Net increase (decrease) in shares	(2,054,841)	296,701

106 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$10.09	$9.43	$9.14	$10.98	$10.37
Income (loss) from investment operations:
Net investment income (loss)[a]	.64	.63	.57	.56	.49
Net gain (loss) on investments (realized and unrealized)	(.09)	.66	.30	(1.86)	.63
Total from investment operations	.55	1.29	.87	(1.30)	1.12
Less distributions from:
Net investment income	(.64)	(.62)	(.57)	(.52)	(.48)
Return of capital	— *	(.01)	(.01)	(.02)	(.03)
Total distributions	(.64)	(.63)	(.58)	(.54)	(.51)
Redemption fees collected	— [b]	— [b]	— [b]	— [b]	— [b]
Net asset value, end of period	$10.00	$10.09	$9.43	$9.14	$10.98

Total Return[b]	5.66%	14.08%	9.60%	(12.10%)	11.02%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$46,832	$50,332	$44,846	$43,822	$55,550
Ratios to average net assets:
Net investment income (loss)	6.38%	6.40%	6.07%	5.46%	4.51%
Total expenses[d]	1.19%	1.17%	1.22%	1.14%	1.07%
Net expenses[e,f,g]	0.91%	1.02%	1.16%	1.10%	1.05%
Portfolio turnover rate	49%	45%	31%	42%	86%

Class C	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$10.17	$9.51	$9.22	$11.07	$10.46
Income (loss) from investment operations:
Net investment income (loss)[a]	.57	.56	.51	.47	.40
Net gain (loss) on investments (realized and unrealized)	(.08)	.66	.29	(1.85)	.64
Total from investment operations	.49	1.22	.80	(1.38)	1.04
Less distributions from:
Net investment income	(.57)	(.55)	(.50)	(.45)	(.40)
Return of capital	— *	(.01)	(.01)	(.02)	(.03)
Total distributions	(.57)	(.56)	(.51)	(.47)	(.43)
Redemption fees collected	— [b]	— [b]	— [b]	— [b]	— [b]
Net asset value, end of period	$10.09	$10.17	$9.51	$9.22	$11.07

Total Return[b]	5.00%	13.19%	8.75%	(12.76%)	10.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,213	$8,260	$9,417	$9,915	$16,242
Ratios to average net assets:
Net investment income (loss)	5.63%	5.67%	5.30%	4.55%	3.67%
Total expenses[d]	1.94%	1.95%	1.97%	1.94%	1.91%
Net expenses[e,f,g]	1.66%	1.78%	1.92%	1.90%	1.89%
Portfolio turnover rate	49%	45%	31%	42%	86%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 107

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$10.09	$9.44	$9.14	$10.98	$10.38
Income (loss) from investment operations:
Net investment income (loss)[a]	.64	.63	.57	.55	.48
Net gain (loss) on investments (realized and unrealized)	(.09)	.65	.30	(1.85)	.62
Total from investment operations	.55	1.28	.87	(1.30)	1.10
Less distributions from:
Net investment income	(.64)	(.62)	(.56)	(.52)	(.47)
Return of capital	— *	(.01)	(.01)	(.02)	(.03)
Total distributions	(.64)	(.63)	(.57)	(.54)	(.50)
Redemption fees collected	— [b]	— [b]	— [b]	— [b]	— [b]
Net asset value, end of period	$10.00	$10.09	$9.44	$9.14	$10.98

Total Return	5.66%	14.00%	9.71%	(12.13%)	10.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,099	$3,976	$5,205	$4,426	$5,660
Ratios to average net assets:
Net investment income (loss)	6.38%	6.44%	6.07%	5.37%	4.40%
Total expenses[d]	1.27%	1.19%	1.22%	1.28%	1.20%
Net expenses[e,f,g]	0.91%	1.03%	1.16%	1.15%	1.16%
Portfolio turnover rate	49%	45%	31%	42%	86%

Institutional Class	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$8.22	$7.68	$7.45	$8.94	$8.45
Income (loss) from investment operations:
Net investment income (loss)[a]	.54	.53	.49	.47	.41
Net gain (loss) on investments (realized and unrealized)	(.07)	.54	.23	(1.50)	.51
Total from investment operations	.47	1.07	.72	(1.03)	.92
Less distributions from:
Net investment income	(.54)	(.52)	(.48)	(.44)	(.40)
Return of capital	— *	(.01)	(.01)	(.02)	(.03)
Total distributions	(.54)	(.53)	(.49)	(.46)	(.43)
Redemption fees collected	— [b]	— [b]	— [b]	— [b]	— [b]
Net asset value, end of period	$8.15	$8.22	$7.68	$7.45	$8.94

Total Return	5.97%	14.40%	9.78%	(11.80%)	11.14%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$127,432	$141,285	$127,649	$113,644	$167,486
Ratios to average net assets:
Net investment income (loss)	6.63%	6.66%	6.32%	5.63%	4.71%
Total expenses[d]	0.91%	0.89%	0.95%	0.95%	0.88%
Net expenses[e,f,g]	0.66%	0.77%	0.91%	0.88%	0.85%
Portfolio turnover rate	49%	45%	31%	42%	86%

108 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class R6	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$10.08	$9.41	$9.12	$10.97	$10.36
Income (loss) from investment operations:
Net investment income (loss)[a]	.65	.66	.61	.50	.52
Net gain (loss) on investments (realized and unrealized)	(.07)	.66	.29	(1.77)	.63
Total from investment operations	.58	1.32	.90	(1.27)	1.15
Less distributions from:
Net investment income	(.66)	(.64)	(.60)	(.56)	(.51)
Return of capital	— *	(.01)	(.01)	(.02)	(.03)
Total distributions	(.66)	(.65)	(.61)	(.58)	(.54)
Redemption fees collected	— [b]	— [b]	— [b]	— [b]	— [b]
Net asset value, end of period	$10.00	$10.08	$9.41	$9.12	$10.97

Total Return	5.99%	14.42%	10.00%	(11.91%)	11.35%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,172	$241	$1,982	$1,905	$126,683
Ratios to average net assets:
Net investment income (loss)	6.52%	6.80%	6.43%	4.70%	4.80%
Total expenses[d]	0.93%	0.87%	0.84%	0.75%	0.77%
Net expenses[e,f,g]	0.66%	0.76%	0.80%	0.75%	0.76%
Portfolio turnover rate	49%	45%	31%	42%	86%

*	Less than $0.01 per share.
[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Redemption fees collected are less than $0.01 per share.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	09/30/25	09/30/24	09/30/23	09/30/22	09/30/21
Class A	—	0.02%	0.04%	0.01%	0.00%*
Class C	—	0.01%	0.04%	0.00%*	0.01%
Class P	—	0.02%	0.01%	0.04%	0.04%
Institutional Class	—	0.03%	0.03%	0.02%	0.01%
Class R6	—	—	—	—	—

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	09/30/25	09/30/24	09/30/23	09/30/22	09/30/21
Class A	0.91%	0.99%	1.13%	1.09%	1.03%
Class C	1.66%	1.75%	1.89%	1.89%	1.87%
Class P	0.91%	1.01%	1.14%	1.14%	1.14%
Institutional Class	0.66%	0.74%	0.89%	0.87%	0.83%
Class R6	0.66%	0.74%	0.77%	0.75%	0.74%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 109

SCHEDULE OF INVESTMENTS	September 30, 2025
LIMITED DURATION FUND

	Shares	Value
PREFERRED STOCKS † - 0.6%

Financial - 0.6%
Citigroup, Inc.
3.88%††	15,000,000	$14,861,428
6.88%††	5,000,000	5,152,785
Wells Fargo & Co.
3.90%††	12,100,000	11,982,491
Total Financial		31,996,704

Total Preferred Stocks
(Cost $31,935,763)		31,996,704

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	19,663	143
Total Warrants
(Cost $45,531)		143

MUTUAL FUNDS† - 1.2%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	3,451,068	34,752,250
Guggenheim Strategy Fund III[1]	707,699	17,657,078
Guggenheim Strategy Fund II1	608,780	15,146,443
Total Mutual Funds
(Cost $66,309,506)		67,555,771

MONEY MARKET FUNDS***,† - 1.3%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.00%[2]	71,573,462	71,573,462
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 3.98%[2]	4,565	4,565
Total Money Market Funds
(Cost $71,578,027)		71,578,027

	Face Amount~
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 46.2%
Government Agency - 25.8%
Uniform MBS 15 Year
4.50% due 12/01/25[3]	323,191,986	322,724,327
4.50% due 11/01/25[3]	306,408,014	306,048,291
Freddie Mac
5.00% due 06/01/55	45,273,065	44,921,519
5.50% due 02/01/53	32,352,214	32,935,323
5.00% due 03/25/52	32,403,947	32,421,808
5.00% due 04/25/53	27,818,289	27,890,658
5.00% due 11/25/51	26,470,436	26,502,764
5.50% due 07/25/53	25,697,858	26,069,177
5.00% due 10/25/51	23,189,242	23,107,444
5.50% due 12/25/51	20,557,221	20,824,311
6.00% due 08/01/54	19,478,885	20,133,402
5.00% due 06/01/53	17,288,885	17,284,957
5.00% due 02/01/53	15,530,010	15,526,533

5.25% due 04/25/53	14,313,666	14,451,069
5.00% due 12/25/51	12,337,403	12,351,059
5.00% due 02/25/52	9,818,180	9,831,552
5.50% due 04/25/51	7,108,818	7,188,737
Fannie Mae
5.00% due 02/25/54	29,000,114	29,016,713
5.00% due 01/25/53	28,952,057	29,009,805
5.00% due 10/25/51	28,251,095	28,284,176
5.00% due 06/25/53	27,899,321	27,952,846
5.50% due 11/25/51	27,561,972	27,900,775
5.00% due 11/25/53	25,876,741	25,894,200
5.00% due 01/25/53	24,355,506	24,402,721
5.50% due 12/25/50	18,207,198	18,390,979
5.00% due 09/25/55	14,173,503	14,058,637
5.00% due 05/25/52	13,889,807	13,905,291
5.00% due 08/01/53	6,904,715	6,877,047
6.50% due 04/25/49	4,907,120	5,004,365
5.00% due 06/01/53	2,415,286	2,405,130
Uniform MBS 30 Year
6.00% due 12/01/25[3]	48,860,000	49,904,871
5.50% due 12/01/25[3]	46,170,000	46,536,636
3.00% due 12/01/25[3]	31,040,000	27,262,991
6.00% due 01/01/26[3]	26,670,000	27,218,469
Ginnie Mae
5.25% due 03/20/52	21,510,408	21,731,419
6.00% due 09/20/45	8,292,365	8,361,047
6.00% due 06/20/47	1,172,121	1,176,597
Government National Mortgage Association
5.00% due 01/20/55	14,468,927	14,417,648
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 05/25/60	2,785,186	2,220,012
2.00% due 11/25/59	1,593,848	1,282,649
Fannie Mae-Aces
1.60% (WAC) due 03/25/35◊,4	5,880,993	476,684
Total Government Agency		1,413,904,639

Residential Mortgage-Backed Securities - 18.4%
OBX Trust
2024-NQM5, 5.99% due 01/25/64[5,6]	13,949,131	14,087,342
2025-NQM10, 5.45% due 05/25/65[5,6]	13,566,326	13,703,159
2025-NQM16, 4.91% due 08/25/65[5]	13,650,000	13,643,434
2025-J3 A5, 5.00% due 10/25/55[3,5]	13,050,157	13,004,414
2025-NQM13, 5.44% due 05/25/65[5,6]	12,261,408	12,365,506
2024-NQM18, 5.87% due 10/25/64[5,6]	5,055,341	5,094,584
2024-NQM18, 5.66% due 10/25/64[5,6]	3,750,737	3,776,492
2025-NQM2, 5.75% due 11/25/64[5,6]	3,427,144	3,453,208
2024-NQM8, 6.23% due 05/25/64[5,6]	2,362,529	2,395,377
2024-NQM9, 6.28% due 01/25/64[5,6]	2,055,601	2,080,017
2024-NQM1, 5.55% (WAC) due 12/25/64◊,5	2,033,705	2,050,784
2024-NQM17, 5.86% due 11/25/64[5,6]	1,707,733	1,721,464
2022-NQM9, 6.45% due 09/25/62[5,6]	1,605,377	1,601,596
2025-NQM3, 5.85% due 12/01/64[5,6]	1,365,047	1,377,774
2025-NQM3, 5.95% due 12/01/64[5,6]	1,365,047	1,374,786
GCAT Trust
2025-NQM4, 5.53% due 06/25/70[5]	21,609,159	21,796,162
2025-NQM3, 5.55% due 05/25/70[5]	13,171,355	13,286,591

110 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
LIMITED DURATION FUND

	Face Amount~	Value
2025-INV3, 6.00% (WAC) due 08/25/55◊,5	12,255,327	$12,467,187
2025-NQM2, 5.60% due 04/25/70[5,6]	12,341,433	12,458,257
2022-NQM3, 4.35% (WAC) due 04/25/67◊,5	7,508,894	7,482,274
2025-NQM1, 5.37% due 11/25/69[5,6]	4,359,671	4,384,903
2024-NQM2, 6.09% due 06/25/59[5,6]	2,120,843	2,145,714
Towd Point Mortgage Trust
2025-FIX1, 4.97% due 07/25/45[5,6]	14,300,000	14,292,678
2025-1, 4.77% (WAC) due 06/25/65◊,5	12,959,810	13,036,280
2025-HE1, 5.91% (30 Day Average SOFR + 1.55%, Rate Floor: 1.55%) due 07/25/65◊,5	10,000,000	10,003,343
2025-HE1, 6.01% (30 Day Average SOFR + 1.65%, Rate Floor: 1.65%) due 07/25/65◊,5	3,834,000	3,835,278
2017-6, 2.75% (WAC) due 10/25/57◊,5	3,049,637	3,002,072
2024-4, 4.50% (WAC) due 10/27/64◊,5	2,809,997	2,815,056
2018-2, 3.25% (WAC) due 03/25/58◊,5	1,216,248	1,202,956
2023-CES1, 6.75% (WAC) due 07/25/63◊,5	692,549	697,691
2018-1, 3.00% (WAC) due 01/25/58◊,5	129,159	127,636
Verus Securitization Trust
2025-2, 5.31% due 03/25/70[5,6]	11,455,084	11,516,261
2025-7, 5.13% due 08/25/70[5,6]	8,915,188	8,943,924
2025-5, 5.43% due 06/25/70[5,6]	5,306,068	5,346,080
2021-4, 1.35% (WAC) due 07/25/66◊,5	4,964,500	4,245,764
2021-5, 1.37% (WAC) due 09/25/66◊,5	4,532,588	3,951,481
2021-3, 1.44% (WAC) due 06/25/66◊,5	2,837,414	2,494,349
2025-1, 5.77% due 01/25/70[5,6]	2,348,982	2,367,011
2024-5, 6.45% due 06/25/69[5,6]	2,295,470	2,326,575
2021-6, 1.89% (WAC) due 10/25/66◊,5	2,213,906	1,949,903
2024-9, 5.89% due 11/25/69[5,6]	1,867,138	1,878,067
2025-1, 5.62% (WAC) due 01/25/70◊,5	1,174,491	1,185,266
RCKT Mortgage Trust
2025-CES6, 5.47% due 06/25/55[5,6]	14,696,449	14,843,562
2025-CES8, 5.15% (WAC) due 08/25/55◊,5	8,944,789	8,995,470
2025-CES5, 5.69% due 05/25/55[5,6]	6,889,107	6,983,565
2025-CES7, 5.38% due 07/25/55[5,6]	4,837,746	4,881,983
2024-CES4, 6.15% due 06/25/44[5,6]	4,339,438	4,397,098
2025-CES1, 5.65% due 01/25/45[5,6]	2,552,977	2,582,811
HOMES Trust
2025-AFC3, 4.93% due 08/25/60[5,6]	16,400,000	16,333,886
2025-AFC2, 5.47% due 06/25/60[5,6]	14,740,896	14,844,803
2025-NQM4, 5.22% due 08/25/70[5]	7,760,428	7,789,423
2024-AFC2, 5.58% (WAC) due 10/25/59◊,5	3,193,013	3,216,874
Legacy Mortgage Asset Trust
2021-GS3, 5.75% due 07/25/61[5]	16,741,789	16,740,374
2021-GS4, 5.65% due 11/25/60[5]	13,644,061	13,651,862
2021-GS2, 5.75% due 04/25/61[5]	5,914,259	5,909,647
2021-GS5, 5.25% due 07/25/67[5,6]	3,808,682	3,808,231
PRPM LLC
2025-7, 5.50% due 08/25/30[5,6]	12,356,060	12,374,000
2025-RCF3, 5.25% due 07/25/55[5,6]	11,176,624	11,253,639
2025-6, 5.77% due 08/25/28[5,6]	7,238,745	7,246,267
2024-RPL2, 3.50% due 05/25/54[5]	3,789,000	3,686,955
2025-5, 5.73% due 07/25/30[5,6]	3,544,348	3,547,673
2024-6, 5.70% due 11/25/29[5,6]	1,801,541	1,802,525
BRAVO Residential Funding Trust
2025-NQM7, 5.46% due 07/25/65[5]	12,972,368	13,073,585
2024-NQM1, 5.94% due 12/01/63[5,6]	7,793,416	7,857,938
2025-NQM8, 5.08% due 06/25/65[5,6]	4,998,689	5,000,567
2025-CES2, 4.96% due 07/26/55[5,6]	4,750,276	4,747,194
2025-NQM1, 5.81% due 12/25/64[5,6]	2,642,151	2,662,498
2025-NQM2, 5.93% due 11/25/64[5,6]	1,790,937	1,801,915
2022-NQM3, 5.50% (WAC) due 07/25/62◊,5	580,272	578,736
Cross Mortgage Trust
2025-H1, 5.74% (WAC) due 02/25/70◊,5	20,439,337	20,647,702
2025-H6, 5.18% (WAC) due 07/25/70◊,5	11,943,481	11,974,460
2025-H2, 5.36% (WAC) due 03/25/70◊,5	2,552,346	2,566,808
GS Mortgage-Backed Securities Trust
2025-HE1, 5.91% (30 Day Average SOFR + 1.55%, Rate Floor: 1.55%) due 10/25/55◊,5	15,771,506	15,815,919
2025-NQM3, 5.14% due 11/25/65[5,6]	8,352,268	8,361,206
2021-PJ10, 2.50% (WAC) due 03/25/52◊,5	8,977,813	8,329,947
2020-NQM1, 1.38% (WAC) due 09/27/60◊,5	1,298,240	1,230,885
PMT Loan Trust
2025-INV8, 6.00% (WAC) due 07/25/56◊,5	27,759,462	27,969,740
2025-INV7, 6.00% (WAC) due 06/25/56◊,5	3,685,969	3,748,604
2025-INV7, 5.50% (WAC) due 06/25/56◊,5	1,939,984	1,951,692
OSAT Trust
2021-RPL1, 6.12% due 05/25/65[5]	32,371,672	32,384,309
Provident Funding Mortgage Trust
2025-4, 5.50% (WAC) due 09/25/55◊,5	24,900,000	24,892,032
2025-1, 5.50% (WAC) due 02/25/55◊,5	5,961,103	5,992,642
FIGRE Trust
2025-PF2, 5.02% (WAC) due 10/25/55◊,5	10,200,000	10,190,392
2025-PF1, 5.76% (WAC) due 06/25/55◊,5	4,896,387	4,960,729
2024-HE6, 5.72% (WAC) due 12/25/54◊,5	4,601,272	4,659,304
2025-HE1, 5.83% (WAC) due 01/25/55◊,5	4,423,699	4,486,914
2024-HE2, 6.38% (WAC) due 05/25/54◊,5	2,623,139	2,690,348
2024-HE5, 5.44% (WAC) due 10/25/54◊,5	2,204,744	2,228,880
2024-HE3, 5.94% (WAC) due 07/25/54◊,5	1,300,381	1,325,879
LHOME Mortgage Trust
2024-RTL5, 5.32% due 09/25/39[5,6]	20,200,000	20,278,222
2025-RTL3, 5.24% due 08/25/40[5]	7,900,000	7,921,030
CSMC Trust
2021-RPL7, 4.20% (WAC) due 07/27/61◊,5	9,446,554	9,402,945
2021-RPL4, 4.14% (WAC) due 12/27/60◊,5	9,067,951	9,031,171
2021-NQM8, 2.41% (WAC) due 10/25/66◊,5	6,368,103	5,624,396
2018-RPL9, 3.85% (WAC) due 09/25/57◊,5	2,964,790	2,921,908
2020-NQM1, 2.41% due 05/25/65[5]	1,106,624	1,057,334
Sequoia Mortgage Trust
2025-5, 5.50% (WAC) due 06/25/55◊,5	11,363,404	11,423,459
2025-1, 6.00% (WAC) due 01/25/55◊,5	5,826,074	5,914,976
2025-6, 5.50% (WAC) due 07/25/55◊,5	4,873,642	4,898,844
2024-5, 6.00% (WAC) due 06/25/54◊,5	1,663,530	1,670,405
NYMT Loan Trust
2025-INV2, 5.00% due 10/25/60[5]	10,000,000	9,990,507
2025-CP1, 3.75% (WAC) due 11/25/69◊,5	9,302,896	8,921,818
2025-INV2, 5.25% due 10/25/60[5,6]	2,150,000	2,147,909
2025-INV2, 5.46% due 10/25/60[5,6]	350,000	349,711
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,5	14,431,156	13,493,669
2025-1, 6.00% (WAC) due 06/25/55◊,5	5,842,459	5,925,364
2024-NQM1, 5.59% due 02/25/64[5,6]	1,839,340	1,853,699

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 111

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
LIMITED DURATION FUND

	Face Amount~	Value
Chase Home Lending Mortgage Trust
2025-5, 5.50% (WAC) due 04/25/56◊,5	19,784,826	$19,904,318
Morgan Stanley Residential Mortgage Loan Trust
2025-NQM3, 5.53% (WAC) due 05/25/70◊,5	15,281,779	15,392,173
2025-SPL1, 4.25% due 02/25/65[3,5]	2,950,000	2,854,907
EFMT
2025-CES4, 5.43% due 06/25/60[5,6]	16,641,622	16,768,497
Vista Point Securitization Trust
2025-CES1, 5.81% due 04/25/55[5,6]	10,904,175	10,974,882
2024-CES3, 5.68% due 01/25/55[5,6]	2,518,016	2,529,456
Saluda Grade Alternative Mortgage Trust
2025-LOC4, 6.11% (30 Day Average SOFR + 1.75%, Rate Floor: 0.00%) due 06/25/55◊,5	13,030,313	13,052,163
Citigroup Mortgage Loan Trust, Inc.
2022-A, 9.17% due 09/25/62[5,6]	11,231,213	11,261,840
2006-WF1, 7.00% due 03/25/36	3,131,448	1,494,974
COLT Mortgage Loan Trust
2025-3, 5.35% due 03/25/70[5,6]	8,195,935	8,240,962
2024-2, 6.13% due 04/25/69[5,6]	1,514,953	1,531,471
2021-2, 2.38% (WAC) due 08/25/66◊,5	1,500,000	1,076,495
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,5	9,924,149	9,370,578
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58◊,5	3,673,690	3,508,130
2025-NQM3, 5.53% due 05/25/65[5]	3,165,458	3,196,593
2018-1A, 4.00% (WAC) due 12/25/57◊,5	1,228,782	1,201,513
2019-6A, 3.50% (WAC) due 09/25/59◊,5	936,338	888,156
2017-5A, 5.77% (1 Month Term SOFR + 1.61%, Rate Floor: 1.50%) due 06/25/57◊,5	331,561	329,957
ATLX Trust
2024-RPL2, 3.85% due 04/25/63[5,6]	9,216,278	8,883,611
Home Equity Loan Trust
2007-FRE1, 4.46% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	7,904,415	7,671,657
PRPM
2025-3, 6.26% due 05/25/30[5,6]	7,360,216	7,376,883
Angel Oak Mortgage Trust
2024-4, 6.20% due 01/25/69[5,6]	4,248,587	4,299,616
2021-6, 1.71% (WAC) due 09/25/66◊,5	2,125,831	1,811,827
2024-12, 5.86% due 10/25/69[5,6]	1,089,498	1,098,327
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 4.90% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	6,796,933	6,611,098
2006-BC4, 4.61% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 12/25/36◊	300,929	294,211
Morgan Stanley ABS Capital I Incorporated Trust
2007-HE3, 4.52% (1 Month Term SOFR + 0.36%, Rate Floor: 0.25%) due 12/25/36◊	4,100,056	2,044,283
2007-HE3, 4.42% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 12/25/36◊	2,937,280	1,464,694
2007-HE2, 4.36% (1 Month Term SOFR + 0.20%, Rate Floor: 0.09%) due 01/25/37◊	2,312,061	1,058,900
2007-HE5, 4.45% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 03/25/37◊	1,475,089	623,087
Alternative Loan Trust
2007-OA7, 4.55% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 05/25/47◊	3,643,478	3,358,689
2007-OH3, 4.85% (1 Month Term SOFR + 0.69%, Rate Cap/Floor: 10.00%/0.58%) due 09/25/47◊	1,733,209	1,596,238
Soundview Home Loan Trust
2006-OPT5, 4.55% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	4,450,121	4,340,277
2005-OPT3, 4.98% (1 Month Term SOFR + 0.82%, Rate Floor: 0.71%) due 11/25/35◊	170,238	169,390
Mill City Securities Ltd.
2024-RS1, 3.00% due 11/01/69[5,6]	2,645,476	2,470,213
2024-RS2, 3.00% due 08/01/69[5,6]	1,834,633	1,729,141
American Home Mortgage Investment Trust
2006-3, 4.63% (1 Month Term SOFR + 0.47%, Rate Cap/Floor: 10.50%/0.36%) due 12/25/46◊	4,692,950	3,980,527
NovaStar Mortgage Funding Trust Series
2007-2, 4.47% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	3,948,492	3,893,023
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[5]	3,750,000	3,740,840
CIM TRUST
2025-R1, 5.00% due 02/25/99[5,6]	3,418,652	3,399,907
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 3.86% (WAC) due 02/25/61◊,5	3,314,230	3,298,101
BRAVO
2024-NQM6, 5.66% due 08/01/64[5,6]	2,878,772	2,892,919
HarborView Mortgage Loan Trust
2006-14, 4.55% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	1,636,737	1,532,681
2006-12, 4.63% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 01/19/38◊	1,291,683	1,139,801

112 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
LIMITED DURATION FUND

	Face Amount~	Value
Securitized Asset Backed Receivables LLC Trust
2007-HE1, 4.49% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 12/25/36◊	12,392,598	$2,616,095
IXIS Real Estate Capital Trust
2006-HE1, 4.87% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 03/25/36◊	4,317,576	2,243,748
Anchor Mortgage Trust
2025-RTL1, 5.72% due 05/25/40[5]	2,200,000	2,211,023
Ellington Financial Mortgage Trust
2021-2, 1.29% (WAC) due 06/25/66◊,5	1,670,915	1,417,907
2020-2, 1.64% (WAC) due 10/25/65◊,5	579,818	546,119
Asset-Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 3.61% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 01/25/36◊	1,768,103	1,735,429
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 4.55% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	1,743,436	1,731,562
SG Residential Mortgage Trust
2022-1, 3.68% (WAC) due 03/27/62◊,5	1,567,917	1,439,518
PRKCM Trust
2022-AFC2, 6.14% (WAC) due 08/25/57◊,5	1,329,144	1,330,852
First NLC Trust
2005-4, 5.05% (1 Month Term SOFR + 0.89%, Rate Cap/Floor: 14.00%/0.78%) due 02/25/36◊	1,306,152	1,286,824
WaMu Asset-Backed Certificates WaMu Series
2007-HE2, 4.65% (1 Month Term SOFR + 0.49%, Rate Floor: 0.49%) due 04/25/37◊	3,397,108	1,221,492
Barclays Mortgage Loan Trust
2023-NQM1, 6.03% due 01/25/63[5,6]	1,149,273	1,156,374
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 4.42% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 11/25/36◊	3,578,205	1,140,143
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,5	1,048,387	1,032,739
GSAA Home Equity Trust
2006-3, 4.87% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 03/25/36◊	2,020,612	970,601
Lehman XS Trust Series
2006-16N, 4.65% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 11/25/46◊	1,007,764	897,127
Credit-Based Asset Servicing and Securitization LLC
2006-CB2, 3.14% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 12/25/36◊	868,044	841,311
Banc of America Funding Trust
2015-R2, 4.53% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 04/29/37◊,5	740,963	739,091
Long Beach Mortgage Loan Trust
2006-8, 4.59% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 09/25/36◊	2,210,041	563,281
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 5.01% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 10/25/35◊	522,152	516,850
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 4.85% (1 Month Term SOFR + 0.69%, Rate Floor: 0.58%) due 01/25/36◊	462,602	450,653
ACE Securities Corporation Home Equity Loan Trust Series
2005-HE2, 5.29% (1 Month Term SOFR + 1.13%, Rate Floor: 1.02%) due 04/25/35◊	380,270	372,483
Structured Asset Investment Loan Trust
2006-3, 4.57% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 06/25/36◊	377,963	372,266
MFRA Trust
2021-INV1, 1.26% (WAC) due 01/25/56◊,5	270,296	261,454
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,5	224,299	212,729
Nomura Resecuritization Trust
2015-4R, 1.42% (1 Month Term SOFR + 0.54%, Rate Floor: 0.43%) due 03/26/36◊,5	134,433	131,577
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,5	110,439	109,542
First Franklin Mortgage Loan Trust
2004-FF10, 5.55% (1 Month Term SOFR + 1.39%, Rate Floor: 1.28%) due 07/25/34◊	63,407	62,967
Morgan Stanley Re-REMIC Trust
2010-R5, 2.86% due 06/26/36[5]	31,686	30,722
Total Residential Mortgage-Backed Securities		1,012,817,021

Commercial Mortgage-Backed Securities - 2.0%
BX Commercial Mortgage Trust
2021-VOLT, 5.92% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,5	24,220,703	24,145,013
2022-LP2, 5.71% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,5	11,410,000	11,395,737
2024-AIRC, 5.84% (1 Month Term SOFR + 1.69%, Rate Floor: 1.69%) due 08/15/39◊,5	2,200,059	2,204,184

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 113

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
LIMITED DURATION FUND

	Face Amount~	Value
MILE Trust
2025-STNE, 5.65% (1 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 07/15/42◊,5	13,850,000	$13,854,328
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.06% (1 Month Term SOFR + 1.90%, Rate Floor: 1.54%) due 06/15/38◊,5	10,200,000	9,190,065
2016-JP2, 1.97% (WAC) due 08/15/49◊,4	26,402,436	102,632
BX Trust
2024-VLT4, 6.09% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 06/15/41◊,5	7,800,000	7,807,312
BXHPP Trust
2021-FILM, 5.37% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,5	8,250,000	7,536,797
VDCM Commercial Mortgage Trust
2025-AZ, 5.23% (WAC) due 07/13/44◊,5	7,350,000	7,424,099
MHP
2022-MHIL, 5.41% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 01/15/39◊,5	6,400,000	6,400,000
RWC Commercial Mortgage Trust
2025-1, due 06/25/40[3,5]	5,300,000	5,293,244
Life Mortgage Trust
2021-BMR, 5.67% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 03/15/38◊,5	4,900,000	4,869,375
Extended Stay America Trust
2021-ESH, 5.97% (1 Month Term SOFR + 1.81%, Rate Floor: 1.70%) due 07/15/38◊,5	3,373,104	3,373,104
BENCHMARK Mortgage Trust
2018-B2, 0.57% (WAC) due 02/15/51◊,4	81,181,546	610,729
BBCMS Mortgage Trust
2018-C2, 0.91% (WAC) due 12/15/51◊,4	28,515,695	527,455
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.75% (WAC) due 06/15/51◊,4	28,287,730	345,611
2016-C4, 0.79% (WAC) due 12/15/49◊,4	30,344,902	138,485
2017-C5, 0.99% (WAC) due 03/15/50◊,4	2,813,655	20,422
2016-C2, 1.62% (WAC) due 06/15/49◊,4	5,979,953	16,913
DBJPM Mortgage Trust
2017-C6, 1.09% (WAC) due 06/10/50◊,4	42,595,932	486,054
CSAIL Commercial Mortgage Trust
2019-C15, 1.16% (WAC) due 03/15/52◊,4	17,305,184	453,761
2016-C6, 2.01% (WAC) due 01/15/49◊,4	5,126,843	4,499
Wells Fargo Commercial Mortgage Trust
2017-C38, 1.05% (WAC) due 07/15/50◊,4	21,151,226	224,541
2016-C37, 0.92% (WAC) due 12/15/49◊,4	22,499,251	119,534
2017-RB1, 1.35% (WAC) due 03/15/50◊,4	7,733,304	103,020
2016-NXS5, 1.51% (WAC) due 01/15/59◊,4	3,607,689	123
UBS Commercial Mortgage Trust
2017-C2, 1.20% (WAC) due 08/15/50◊,4	20,611,150	289,084
2017-C5, 1.24% (WAC) due 11/15/50◊,4	8,020,520	129,067
COMM Mortgage Trust
2018-COR3, 0.58% (WAC) due 05/10/51◊,4	34,938,956	328,713
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.14% (WAC) due 02/15/50◊,4	27,836,781	232,100
2016-UB10, 1.87% (WAC) due 07/15/49◊,4	9,215,877	10,595
Morgan Stanley Bank of America Merrill Lynch Trust
2017-C34, 0.90% (WAC) due 11/15/52◊,4	21,964,362	235,498
2015-C27, 0.87% (WAC) due 12/15/47◊,4	6,673,916	128
Wells Fargo Commercial Mortgage Trust
2017-C42, 0.98% (WAC) due 12/15/50◊,†††,4	12,944,512	194,617
CGMS Commercial Mortgage Trust
2017-B1, 0.85% (WAC) due 08/15/50◊,4	18,982,823	189,600
CD Commercial Mortgage Trust
2017-CD4, 1.37% (WAC) due 05/10/50◊,4	12,765,157	163,600
CD Mortgage Trust
2017-CD6, 1.06% (WAC) due 11/13/50◊,4	11,007,233	140,953
2016-CD1, 1.47% (WAC) due 08/10/49◊,4	5,418,205	18,386
GS Mortgage Securities Trust
2017-GS6, 1.14% (WAC) due 05/10/50◊,4	10,706,644	142,731
BANK
2017-BNK6, 0.91% (WAC) due 07/15/60◊,4	11,447,621	116,567
Citigroup Commercial Mortgage Trust
2016-C2, 1.80% (WAC) due 08/10/49◊,4	5,793,006	32,199
2016-GC37, 1.76% (WAC) due 04/10/49◊,4	2,409,234	905
Total Commercial Mortgage-Backed Securities		108,871,780

Total Collateralized Mortgage Obligations
(Cost $2,548,817,114)		2,535,593,440

CORPORATE BONDS†† - 27.7%
Financial - 15.6%
Societe Generale S.A.
2.80% due 01/19/28[5,7]	18,000,000	17,621,106
1.49% due 12/14/26[5,7]	10,500,000	10,434,845
1.79% due 06/09/27[5,7]	10,000,000	9,818,507
AEGON Funding Company LLC
5.50% due 04/16/27[5]	35,000,000	35,612,144
Brighthouse Financial Global Funding
5.55% due 04/09/27[5]	34,500,000	35,078,860
Athene Global Funding
1.73% due 10/02/26[5]	14,700,000	14,356,773
5.03% due 07/17/30[5]	13,850,000	14,071,473
5.68% due 02/23/26[5]	4,750,000	4,771,516
Lincoln Financial Global Funding
4.63% due 08/18/30[5]	15,000,000	15,090,424
4.63% due 05/28/28[5]	8,750,000	8,839,868
Barclays plc
4.48% due 11/11/29[7]	13,650,000	13,674,113
4.94% due 09/10/30[7]	9,150,000	9,286,006
Pershing Square Holdings Ltd.
3.25% due 10/01/31[5]	25,600,000	22,822,756
JPMorgan Chase & Co.
1.47% due 09/22/27[7]	15,000,000	14,621,851

114 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
LIMITED DURATION FUND

	Face Amount~	Value
5.04% due 01/23/28[7]	7,600,000	$7,686,198
CNO Global Funding
5.88% due 06/04/27[5]	13,100,000	13,439,628
4.88% due 12/10/27[5]	8,650,000	8,761,760
GA Global Funding Trust
4.50% due 09/18/30[5]	10,000,000	9,919,563
1.63% due 01/15/26[5]	7,300,000	7,241,089
4.40% due 09/23/27[5]	4,650,000	4,659,416
LPL Holdings, Inc.
5.70% due 05/20/27	14,700,000	14,977,144
4.00% due 03/15/29[5]	4,450,000	4,351,814
4.63% due 11/15/27[5]	2,000,000	1,996,332
BNP Paribas S.A.
1.32% due 01/13/27[5,7]	21,350,000	21,155,066
F&G Global Funding
1.75% due 06/30/26[5]	14,250,000	13,970,708
4.65% due 09/08/28[5]	7,000,000	7,024,782
Reliance Standard Life Global Funding II
5.24% due 02/02/26[5]	20,850,000	20,896,137
Jackson National Life Global Funding
4.70% due 06/05/28[5]	13,700,000	13,854,353
5.60% due 04/10/26[5]	6,750,000	6,798,830
Nationwide Building Society
2.97% due 02/16/28[5,7]	11,300,000	11,093,013
4.65% due 07/14/29[5,7]	9,300,000	9,375,985
BPCE S.A.
1.65% due 10/06/26[5,7]	9,500,000	9,496,160
5.72% due 01/18/30[5,7]	8,200,000	8,480,026
Fortitude Global Funding
4.63% due 10/06/28[5]	17,750,000	17,761,210
Credit Agricole S.A.
1.25% due 01/26/27[5,7]	17,950,000	17,760,944
American National Group, Inc.
5.00% due 06/15/27	13,075,000	13,182,391
7.00% due 12/01/55[7]	4,375,000	4,508,779
Corebridge Global Funding
4.65% due 08/20/27[5]	9,500,000	9,605,697
5.75% due 07/02/26[5]	7,250,000	7,336,514
Macquarie Group Ltd.
1.63% due 09/23/27[5,7]	16,750,000	16,324,022
Mutual of Omaha Companies Global Funding
5.00% due 04/01/30[5]	15,000,000	15,326,024
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[5]	10,800,000	10,578,915
3.88% due 03/01/31[5]	4,100,000	3,828,760
CoStar Group, Inc.
2.80% due 07/15/30[5]	15,280,000	13,988,514
Mizuho Financial Group, Inc.
4.71% due 07/08/31[7]	13,800,000	13,962,445
ABN AMRO Bank N.V.
1.54% due 06/16/27[5,7]	14,000,000	13,724,464
SLM Corp.
3.13% due 11/02/26	12,096,000	11,849,791
American National Global Funding
5.25% due 06/03/30[5]	11,150,000	11,370,022
Equitable Financial Life Global Funding
1.80% due 03/08/28[5]	12,000,000	11,329,256
UWM Holdings LLC
6.25% due 03/15/31[5]	11,000,000	10,947,611
6.63% due 02/01/30[5]	150,000	152,593
Standard Chartered plc
5.69% due 05/14/28[5,7]	10,600,000	10,820,141
Citigroup, Inc.
4.50% due 09/11/31[7]	10,000,000	10,005,406
CBS Studio Center
7.18% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 01/09/26◊,†††	10,000,000	9,928,341
Capital One Financial Corp.
4.49% due 09/11/31[7]	9,900,000	9,819,922
Cooperatieve Rabobank UA
1.98% due 12/15/27[5,7]	10,000,000	9,729,271
ING Groep N.V.
1.73% due 04/01/27[7]	9,800,000	9,673,638
Starwood Property Trust, Inc.
5.25% due 10/15/28[5]	9,000,000	9,002,606
Santander UK Group Holdings plc
4.86% due 09/11/30[7]	8,700,000	8,798,873
VICI Properties Limited Partnership / VICI Note Company, Inc.
4.63% due 12/01/29[5]	8,700,000	8,614,311
First American Financial Corp.
4.00% due 05/15/30	7,860,000	7,597,955
United Wholesale Mortgage LLC
5.50% due 11/15/25[5]	7,120,000	7,117,448
5.50% due 04/15/29[5]	275,000	271,220
Enstar Group Ltd.
4.95% due 06/01/29	7,300,000	7,368,005
Iron Mountain, Inc.
4.88% due 09/15/27[5]	7,360,000	7,324,604
Macquarie Bank Ltd.
5.27% due 07/02/27[5]	7,100,000	7,263,955
FS KKR Capital Corp.
2.63% due 01/15/27	7,400,000	7,190,057
HSBC Holdings plc
5.13% due 03/03/31[7]	7,000,000	7,168,995
Apollo Management Holdings, LP
4.40% due 05/27/26[5]	7,115,000	7,108,107
Rocket Companies, Inc.
6.13% due 08/01/30[5]	6,850,000	7,030,292
OneMain Finance Corp.
3.50% due 01/15/27	7,050,000	6,890,124
7.13% due 03/15/26	18,000	18,163
QTS Good News Facility
7.34% (SOFR + 3.00%, Rate Floor: 0.00%) due 10/09/28◊,†††	6,718,917	6,718,917
MidCap Funding XLVI Trust
6.72% (1 Month Term SOFR + 2.50%, Rate Floor: 0.00%) due 04/15/28◊,†††	6,400,000	6,400,000
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[5]	6,600,000	6,376,819

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 115

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
LIMITED DURATION FUND

	Face Amount~	Value
NatWest Group plc
5.49% (SOFR + 1.10%) due 05/23/29◊	6,350,000	$6,376,385
CrossCountry Intermediate HoldCo LLC
6.50% due 10/01/30[5]	5,700,000	5,720,974
National Bank of Canada
5.60% due 07/02/27[7]	4,650,000	4,696,277
Horace Mann Educators Corp.
4.50% due 12/01/25	4,420,000	4,419,684
Deloitte LLP
3.46% due 05/07/27†††	4,500,000	4,394,871
SBA Communications Corp.
3.13% due 02/01/29	3,472,000	3,247,402
Hunt Companies, Inc.
5.25% due 04/15/29[5]	3,250,000	3,168,572
Encore Capital Group, Inc.
6.63% due 04/15/31[5]	2,700,000	2,692,143
Blue Owl IV SR SEC A
5.94% due 09/04/45†††	2,678,000	2,678,000
PennyMac Financial Services, Inc.
6.75% due 02/15/34[5]	2,550,000	2,601,219
Blue Owl IV SR SEC B
5.94% due 09/04/45†††	2,472,000	2,472,000
Citadel Securities Global Holdings LLC
5.50% due 06/18/30[5]	1,900,000	1,950,080
Aspen Insurance Holdings Ltd.
5.75% due 07/01/30	1,600,000	1,674,611
Brookfield Finance, Inc.
3.90% due 01/25/28	1,400,000	1,390,004
Brown & Brown, Inc.
4.70% due 06/23/28	1,150,000	1,160,980
AMC East Communities LLC
5.74% due 01/15/28[5]	1,090,378	1,103,603
Trinity Acquisition plc
4.40% due 03/15/26	881,000	881,259
Old Republic International Corp.
3.88% due 08/26/26	700,000	697,385
Equinix, Inc.
1.55% due 03/15/28	700,000	658,110
Morgan Stanley
3.77% due 01/24/29[7]	361,000	357,871
Assurant, Inc.
4.90% due 03/27/28	350,000	354,099
Belvoir Land LLC
5.03% due 12/15/25[5]	150,516	150,646
Total Financial		855,899,543

Consumer, Non-cyclical - 2.7%
Global Payments, Inc.
2.90% due 05/15/30	28,801,000	26,655,102
3.20% due 08/15/29	2,199,000	2,088,355
GXO Logistics, Inc.
6.25% due 05/06/29	15,000,000	15,752,404
Element Fleet Management Corp.
5.64% due 03/13/27[5]	9,925,000	10,112,173
6.27% due 06/26/26[5]	4,400,000	4,456,934
Williams Scotsman, Inc.
4.63% due 08/15/28[5]	13,592,000	13,363,515
Laboratory Corporation of America Holdings
1.55% due 06/01/26	10,571,000	10,393,644
PRA Health Sciences, Inc.
2.88% due 07/15/26[5]	10,280,000	10,138,174
Altria Group, Inc.
4.50% due 08/06/30	10,000,000	10,038,714
Avantor Funding, Inc.
4.63% due 07/15/28[5]	8,650,000	8,508,637
Block, Inc.
2.75% due 06/01/26	7,750,000	7,648,184
Danone S.A.
2.95% due 11/02/26[5]	6,952,000	6,868,886
Valvoline, Inc.
3.63% due 06/15/31[5]	7,434,000	6,816,285
Royalty Pharma plc
1.75% due 09/02/27	5,150,000	4,920,599
BAT Capital Corp.
4.70% due 04/02/27	4,220,000	4,247,942
3.56% due 08/15/27	527,000	521,610
Darling Global Finance B.V.
4.50% due 06/15/32[5]	EUR 2,050,000	2,430,408
Diageo Investment Corp.
5.13% due 08/15/30[8]	2,250,000	2,331,162
IQVIA, Inc.
5.00% due 05/15/27[5]	2,300,000	2,293,597
Triton Container International Ltd.
2.05% due 04/15/26[5]	1,800,000	1,777,352
Smithfield Foods, Inc.
4.25% due 02/01/27[5]	350,000	347,611
Performance Food Group, Inc.
5.50% due 10/15/27[5]	100,000	99,753
Total Consumer, Non-cyclical		151,811,041

Consumer, Cyclical - 2.1%
LG Energy Solution Ltd.
5.38% due 07/02/27[5]	9,650,000	9,795,012
5.38% due 07/02/29	4,550,000	4,656,121
5.25% due 04/02/28[5]	1,000,000	1,018,662
Carnival Corp.
5.13% due 05/01/29[5]	13,200,000	13,200,000
LG Electronics, Inc.
5.63% due 04/24/27[5]	11,000,000	11,202,427
Newell Brands, Inc.
8.50% due 06/01/28[5]	5,050,000	5,341,567
6.38% due 05/15/30	3,500,000	3,467,781
6.38% due 09/15/27	1,548,000	1,569,108
Polaris, Inc.
6.95% due 03/15/29	8,700,000	9,235,455
United Airlines, Inc.
4.38% due 04/15/26[5]	8,125,000	8,112,521
Alt-2 Structured Trust
2.95% due 05/14/31◊,†††	7,632,335	7,096,670
Choice Hotels International, Inc.
3.70% due 01/15/31	7,350,000	6,880,959
VOC Escrow Ltd.
5.00% due 02/15/28[5]	6,850,000	6,831,364

116 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
LIMITED DURATION FUND

	Face Amount~	Value
AS Mileage Plan IP Ltd.
5.02% due 10/20/29[5]	6,720,000	$6,723,511
Air Canada
3.88% due 08/15/26[5]	4,550,000	4,508,706
Hyatt Hotels Corp.
5.75% due 04/23/30	4,320,000	4,493,355
American Airlines Class AA Pass Through Trust
3.35% due 10/15/29	2,174,005	2,096,149
3.00% due 10/15/28	1,346,154	1,294,130
Clarios Global Limited Partnership / Clarios US Finance Co.
6.75% due 05/15/28[5]	3,275,000	3,347,334
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27	2,300,000	2,293,396
Caesars Entertainment, Inc.
4.63% due 10/15/29[5]	1,800,000	1,721,529
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[5]	833,500	832,483
Total Consumer, Cyclical		115,718,240

Energy - 2.0%
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
4.70% due 01/15/31	14,825,000	14,856,557
MPLX, LP
4.80% due 02/15/31	14,000,000	14,084,499
ONEOK, Inc.
4.95% due 10/15/32	14,000,000	13,992,153
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.88% due 01/15/29	5,844,000	5,953,190
5.50% due 03/01/30	4,800,000	4,882,463
BP Capital Markets plc
4.88% [7,9]	6,280,000	6,235,613
6.13% [7,9]	2,675,000	2,770,634
Cheniere Energy Partners, LP
4.50% due 10/01/29	8,700,000	8,672,133
DT Midstream, Inc.
4.13% due 06/15/29[5]	8,700,000	8,488,278
Targa Resources Corp.
4.90% due 09/15/30	7,500,000	7,617,955
Occidental Petroleum Corp.
5.00% due 08/01/27	6,100,000	6,163,867
HF Sinclair Corp.
5.50% due 09/01/32	5,575,000	5,666,899
Viper Energy Partners LLC
4.90% due 08/01/30	5,500,000	5,541,011
Venture Global LNG, Inc.
9.50% due 02/01/29[5]	4,600,000	5,069,315
Venture Global Plaquemines LNG LLC
6.50% due 01/15/34[5]	2,000,000	2,105,315
CVR Energy, Inc.
5.75% due 02/15/28[5]	473,000	465,728
Sabine Pass Liquefaction LLC
5.00% due 03/15/27	300,000	301,814
Parkland Corp.
5.88% due 07/15/27[5]	80,000	79,933
Total Energy		112,947,357

Industrial - 1.6%
Berry Global, Inc.
1.57% due 01/15/26	11,750,000	11,648,774
4.88% due 07/15/26[5]	5,165,000	5,165,728
5.80% due 06/15/31	2,500,000	2,643,232
Sealed Air Corp.
1.57% due 10/15/26[5]	16,450,000	15,939,913
Silgan Holdings, Inc.
1.40% due 04/01/26[5]	12,600,000	12,401,975
Vontier Corp.
1.80% due 04/01/26	7,050,000	6,952,613
2.40% due 04/01/28	3,900,000	3,709,900
Graphic Packaging International LLC
1.51% due 04/15/26[5]	6,500,000	6,394,046
Penske Truck Leasing Company LP / PTL Finance Corp.
4.45% due 01/29/26[5]	5,475,000	5,473,355
4.20% due 04/01/27[5]	500,000	499,265
Weir Group plc
2.20% due 05/13/26[5]	5,410,000	5,323,713
Penske Truck Leasing Company LP / PTL Finance Corp.
5.25% due 07/01/29[5]	4,750,000	4,884,329
Jabil, Inc.
1.70% due 04/15/26	3,800,000	3,749,028
GATX Corp.
3.85% due 03/30/27	2,900,000	2,882,222
3.50% due 03/15/28	200,000	196,401
Enviri Corp.
5.75% due 07/31/27[5]	2,425,000	2,405,331
Total Industrial		90,269,825

Technology - 1.2%
Oracle Corp.
4.45% due 09/26/30	25,825,000	25,812,329
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	22,350,000	21,925,930
3.25% due 02/15/29	810,000	775,803
Microchip Technology, Inc.
5.05% due 02/15/30	11,000,000	11,248,919
Qorvo, Inc.
3.38% due 04/01/31[5]	1,200,000	1,102,539
4.38% due 10/15/29	963,000	943,963
TeamSystem SpA
5.19% (3 Month EURIBOR + 3.25%, Rate Floor: 0.00%) due 07/01/32◊,5	EUR 1,100,000	1,293,115
NCR Voyix Corp.
5.13% due 04/15/29[5]	636,000	625,773

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 117

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
LIMITED DURATION FUND

	Face Amount~	Value
MSCI, Inc.
3.88% due 02/15/31[5]	379,000	$363,135
Total Technology		64,091,506

Utilities - 1.0%
NextEra Energy Capital Holdings, Inc.
4.69% due 09/01/27	18,200,000	18,397,916
NRG Energy, Inc.
4.45% due 06/15/29[5]	9,096,000	9,019,501
Algonquin Power & Utilities Corp.
5.37% due 06/15/26	8,200,000	8,258,975
Evercore, Inc.
5.17% due 07/24/30†††	5,000,000	5,021,337
Terraform Global Operating, LP
6.13% due 03/01/26[5]	4,600,000	4,541,858
Pinnacle West Capital Corp.
4.90% due 05/15/28	4,200,000	4,266,794
PacifiCorp
7.38% due 09/15/55[7]	2,750,000	2,895,262
Southern Co.
3.75% due 09/15/51[7]	701,000	691,652
Total Utilities		53,093,295

Communications - 0.9%
NTT Finance Corp.
1.16% due 04/03/26[5]	7,598,000	7,478,867
5.47% (SOFR + 1.08%) due 07/16/28◊,5	5,000,000	5,052,386
4.62% due 07/16/28[5]	1,600,000	1,615,821
SoftBank Corp.
4.70% due 07/09/30[5]	14,000,000	14,106,805
Level 3 Financing, Inc.
3.88% due 10/15/30[5]	5,070,000	4,426,584
4.50% due 04/01/30[5]	2,277,000	2,080,609
4.00% due 04/15/31[5]	2,150,000	1,848,484
Match Group Holdings II LLC
4.63% due 06/01/28[5]	4,775,000	4,690,620
Bell Telephone Company of Canada or Bell Canada
6.88% due 09/15/55[7]	3,360,000	3,485,765
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31	3,250,000	2,932,319
Sirius XM Radio LLC
3.13% due 09/01/26[5]	190,000	187,378
3.88% due 09/01/31[5]	75,000	67,971
CSC Holdings LLC
4.13% due 12/01/30[5]	250,000	163,714
AMC Networks, Inc.
4.25% due 02/15/29	6,000	5,220
Total Communications		48,142,543

Basic Materials - 0.3%
Compass Minerals International, Inc.
8.00% due 07/01/30[5]	5,498,000	5,746,383
Kaiser Aluminum Corp.
4.63% due 03/01/28[5]	5,784,000	5,719,229
Alumina Pty Ltd.
6.13% due 03/15/30[5]	4,200,000	4,295,323
Carpenter Technology Corp.
6.38% due 07/15/28	1,145,000	1,147,439
Minerals Technologies, Inc.
5.00% due 07/01/28[5]	90,000	88,200
Total Basic Materials		16,996,574

Utility - 0.2%
QTS Corp.
5.12% due 08/21/30†††	10,000,000	9,997,632

Transportation - 0.1%
Stolthaven Houston, Inc.
5.88% due 07/17/31†††	4,704,000	4,804,016
Total Corporate Bonds
(Cost $1,530,087,702)		1,523,771,572

ASSET-BACKED SECURITIES†† - 27.5%
Collateralized Loan Obligations - 14.6%
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.28% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,5	41,367,656	41,491,569
2021-1A A2R, 6.43% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 04/15/33◊,5	6,250,000	6,267,661
Golub Capital Partners CLO 54M, LP
2025-54A A1R, 5.80% (3 Month Term SOFR + 1.47%, Rate Floor: 1.47%) due 08/05/37◊,5	42,500,000	42,499,295
Ares Direct Lending CLO 6 LLC
2025-2A A1, due 10/16/37◊,5	41,000,000	41,000,000
Cerberus Loan Funding 51 LLC
2025-2A A, 5.64% (3 Month Term SOFR + 1.52%, Rate Floor: 1.52%) due 10/15/37◊,5	28,000,000	28,097,199
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.07% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,5	24,250,000	24,361,436
2021-4A A2R, 6.37% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 08/20/33◊,5	3,650,000	3,640,968
BXMT Ltd.
2020-FL2 AS, 5.66% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38◊,5	14,310,000	14,138,686
2020-FL3 AS, 6.51% (1 Month Term SOFR + 2.36%, Rate Floor: 2.36%) due 11/15/37◊,5	4,500,000	4,483,407
2020-FL2 A, 5.41% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,5	4,009,058	3,990,993
2020-FL2 B, 5.91% (1 Month Term SOFR + 1.76%, Rate Floor: 1.76%) due 02/15/38◊,5	2,000,000	1,994,060

118 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
LIMITED DURATION FUND

	Face Amount~	Value
2020-FL3 B, 6.91% (1 Month Term SOFR + 2.76%, Rate Floor: 2.76%) due 11/15/37◊,5	2,000,000	$1,975,868
Golub Capital Partners CLO 16M-R3
2025-16A A2R3, 6.07% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/09/39◊,5	15,600,000	15,626,124
2025-16A A1R3, 5.95% (3 Month Term SOFR + 1.63%, Rate Floor: 1.63%) due 08/09/39◊,5	9,000,000	8,853,456
OWL Rock CLO XXI LLC
2025-21A A, 5.72% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 07/24/34◊,5	22,750,000	22,778,731
Greystone CRE Notes LLC
2025-FL4 A, 5.63% (1 Month Term SOFR + 1.48%, Rate Floor: 1.48%) due 01/15/43◊,5	22,750,000	22,758,579
Madison Park Funding XLVIII Ltd.
2021-48A B, 6.04% (3 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 04/19/33◊,5	22,000,000	22,016,278
BCC Middle Market CLO LLC
2025-1A A1RR, 5.72% (3 Month Term SOFR + 1.45%, Rate Floor: 1.45%) due 07/15/36◊,5	20,750,000	20,778,178
OWL Rock CLO XXII LLC
2025-22A A, 5.42% (3 Month Term SOFR + 1.47%, Rate Floor: 1.47%) due 10/20/37◊,5	20,300,000	20,328,276
Cerberus Loan Funding XLIV LLC
2024-5A A, 6.67% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 01/15/36◊,5	20,000,000	20,320,680
Cerberus Loan Funding 52 LLC
2025-3A A, 5.49% (3 Month Term SOFR + 1.52%, Rate Floor: 1.52%) due 10/15/37◊,5	20,100,000	20,169,761
Golub Capital Partners CLO 49M Ltd.
2025-49A A1R2, 5.84% (3 Month Term SOFR + 1.52%, Rate Floor: 1.52%) due 07/20/38◊,5	20,000,000	20,030,032
Cerberus Loan Funding XL LLC
2023-1A A, 6.72% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,5	16,500,000	16,561,170
2023-1A B, 7.92% (3 Month Term SOFR + 3.60%, Rate Floor: 3.60%) due 03/22/35◊,5	3,250,000	3,251,801
PFP Ltd.
2025-12 A, 5.63% (1 Month Term SOFR + 1.49%, Rate Floor: 1.49%) due 12/18/42◊,5	16,002,000	16,007,202
2025-12 AS, 5.88% (1 Month Term SOFR + 1.74%, Rate Floor: 1.74%) due 12/18/42◊,5	3,600,000	3,594,521
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.20% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,5	13,912,412	13,950,723
2021-2A B, 6.48% (3 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 04/22/33◊,5	4,000,000	3,990,598
BRSP Ltd.
2021-FL1 C, 6.40% (1 Month Term SOFR + 2.26%, Rate Floor: 2.15%) due 08/19/38◊,5	10,000,000	9,985,945
2021-FL1 B, 6.15% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,5	6,400,000	6,384,720
Hlend CLO LLC
2025-4A B, 6.07% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 08/15/37◊,5	10,550,000	10,514,477
2025-3A A, 5.67% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 01/20/37◊,5	5,300,000	5,306,701
Fortress Credit BSL XV Ltd.
2024-2A AR, 5.73% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 10/18/33◊,5	15,000,000	15,016,953
Neuberger Berman Loan Advisers CLO 47 Ltd.
2025-47A BR, due 04/16/35◊,5	14,350,000	14,350,000
Cerberus Loan Funding 50 LLC
2025-1A A, 5.97% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 07/15/37◊,5	11,500,000	11,575,686
2025-1A B, 6.27% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/15/37◊,5	2,250,000	2,262,573
Parliament CLO II Ltd.
2021-2A B, 6.17% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 08/20/32◊,5	13,254,183	13,255,734
2021-2A C, 7.02% (3 Month Term SOFR + 2.81%, Rate Floor: 2.55%) due 08/20/32◊,5	500,000	503,776
BSPDF Issuer LLC
2025-FL2 A, 5.85% (1 Month Term SOFR + 1.52%, Rate Floor: 1.52%) due 12/15/42◊,5	13,650,000	13,647,499
HPS Private Credit CLO LLC
2025-3A A1, 5.91% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 07/20/37◊,5	13,500,000	13,547,277
Owl Rock CLO VII LLC
2025-7A AR, 5.73% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 04/20/38◊,5	13,550,000	13,482,250

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 119

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
LIMITED DURATION FUND

	Face Amount~	Value
JCP Direct Lending CLO LLC
2025-1A A1R, 5.98% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 07/20/37◊,5	13,000,000	$13,032,603
Eldridge CLO Ltd.
2025-1A A1, due 10/20/38◊,5	13,000,000	13,000,000
Fortress Credit Opportunities IX CLO Ltd.
2021-9A A2TR, 6.38% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 10/15/33◊,5	11,500,000	11,528,482
Neuberger Berman CLO 32R Ltd.
2025-32RA B, 5.98% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 07/20/39◊,5	10,020,000	10,047,359
2025-32RA A, 5.64% (3 Month Term SOFR + 1.31%, Rate Floor: 1.31%) due 07/20/39◊,5	1,000,000	1,001,795
FS Rialto
2021-FL3 B, 6.06% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36◊,5	7,500,000	7,485,364
2021-FL2 C, 6.31% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 05/16/38◊,5	3,250,000	3,237,206
KREF
2021-FL2 B, 5.91% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 02/15/39◊,5	10,700,000	10,641,991
BDS LLC
2025-FL15 AS, 5.78% (1 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 03/19/43◊,5	10,500,000	10,508,978
AGL CLO 42 Ltd.
2025-42A B, 5.92% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 07/22/38◊,5	10,000,000	10,037,405
TRTX Issuer Ltd.
2025-FL6 A, 5.67% (1 Month Term SOFR + 1.54%, Rate Floor: 1.54%) due 09/18/42◊,5	9,250,000	9,234,729
BSPRT Issuer LLC
2025-FL12 A, due 01/17/43◊,5	9,100,000	9,083,705
FS Rialto Issuer LLC
2025-FL10 A, 5.52% (1 Month Term SOFR + 1.39%, Rate Floor: 1.39%) due 08/19/42◊,5	6,350,000	6,354,801
2025-FL10 AS, 5.73% (1 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 08/19/42◊,5	1,650,000	1,642,554
LoanCore Issuer Ltd.
2021-CRE5 B, 6.27% (1 Month Term SOFR + 2.11%, Rate Floor: 2.11%) due 07/15/36◊,5	7,900,000	7,887,427
Cerberus Loan Funding XLVIII LLC
2024-4A B, 6.17% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/36◊,5	4,250,000	4,270,965
2024-4A AN, 5.97% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 10/15/36◊,5	3,250,000	3,271,359
BCRED CLO LLC
2025-1A B, 6.00% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 04/20/37◊,5	7,400,000	7,446,865
Madison Park Funding LXV Ltd.
2025-65A B, 6.02% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 07/16/38◊,5	6,000,000	6,035,461
Fontainbleau Vegas
9.87% (1 Month Term SOFR + 5.65%, Rate Floor: 1.00%) due 01/31/28◊,†††	6,000,000	6,000,000
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 B, 5.90% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/16/36◊,5	6,000,000	5,987,610
Madison Park Funding LXXI Ltd.
2025-71A B, 5.77% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 04/23/38◊,5	5,550,000	5,541,675
Carlyle Direct Lending CLO LLC
2024-1A A11A, 6.12% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 07/15/36◊,5	5,150,000	5,162,875
CIFC Funding Ltd.
2021-4A A1B2, 5.84% (3 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 04/20/34◊,5	5,000,000	5,006,725
BDS Ltd.
2021-FL9 C, 6.15% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 11/16/38◊,5	5,000,000	4,991,647
BSPRT Issuer Ltd.
2021-FL6 C, 6.32% (1 Month Term SOFR + 2.16%, Rate Floor: 2.05%) due 03/15/36◊,5	5,000,000	4,957,172
VOYA CLO
2021-2A BR, 6.73% (3 Month Term SOFR + 2.41%, Rate Floor: 2.15%) due 06/07/30◊,5	4,500,000	4,509,294
AREIT Ltd.
2025-CRE10 AS, 5.69% (1 Month Term SOFR + 1.54%, Rate Floor: 1.54%) due 01/17/30◊,5	4,000,000	3,998,761
AGL CLO 39 Ltd.
2025-39A B, 5.71% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 04/20/38◊,5	3,300,000	3,309,933

120 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
LIMITED DURATION FUND

	Face Amount~	Value
STWD Ltd.
2021-FL2 B, 6.05% (1 Month Term SOFR + 1.91%, Rate Floor: 1.80%) due 04/18/38◊,5	2,187,000	$2,184,040
2021-FL2 AS, 5.70% (1 Month Term SOFR + 1.56%, Rate Floor: 1.45%) due 04/18/38◊,5	550,000	549,724
LoanCore
2025-CRE8 AS, 5.73% (1 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 08/17/42◊,5	2,450,000	2,439,925
Greystone Commercial Real Estate Notes
2021-FL3 B, 5.92% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/15/39◊,5	2,200,000	2,193,876
HGI CRE CLO Ltd.
2021-FL2 B, 5.76% (1 Month Term SOFR + 1.61%, Rate Floor: 1.61%) due 09/17/36◊,5	2,000,000	1,998,057
2021-FL2 A, 5.26% (1 Month Term SOFR + 1.11%, Rate Floor: 1.11%) due 09/17/36◊,5	155,964	155,811
Dryden 37 Senior Loan Fund
2017-37A BR, 5.98% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 01/15/31◊,5	551,802	552,094
2017-37A CR, 7.83% (3 Month Term SOFR + 3.51%, Rate Floor: 3.25%) due 01/15/31◊,5	500,000	501,252
2015-37A SUB, due 01/15/31[5,10]	448,198	2,036
Elmwood CLO 38 Ltd.
2025-1A B1, 5.73% (3 Month Term SOFR + 1.45%, Rate Floor: 1.45%) due 04/22/38◊,5	1,000,000	998,300
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 5.86% (3 Month Term SOFR + 1.53%, Rate Floor: 1.27%) due 04/20/30◊,5	166,994	167,333
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[5,10]	325,901	916
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[10,11]	500,000	50
Total Collateralized Loan Obligations		801,748,998

Financial - 2.6%
Station Place Securitization Trust
2025-SP2, 5.31% (1 Month Term SOFR + 1.15%, Rate Floor: 1.15%) due 09/25/26◊,†††,5	28,000,000	28,000,000
2025-SP1, 5.57% (1 Month Term SOFR + 1.30%, Rate Floor: 0.00%) due 07/02/26◊,†††,5	10,600,000	10,600,000
2024-SP2, 5.87% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 07/12/26◊,†††,5	8,775,000	8,775,000
2024-SP4, 5.45% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,5	5,675,000	5,675,000
2024-SP3, 5.45% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,5	2,825,000	2,825,000
Strategic Partners Fund VIII, LP
6.92% (1 Month Term SOFR + 2.60%, Rate Floor: 0.00%) due 03/10/26◊,†††	16,309,772	16,225,627
KKR Core Holding Company LLC
4.00% due 08/12/31†††	15,811,603	14,683,394
HV Eight LLC
5.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/31/27◊,†††	EUR 9,467,545	11,086,633
Project Onyx I
6.89% (3 Month Term SOFR + 2.60%, Rate Floor: 0.00%) due 01/26/27◊,†††	7,439,226	7,411,872
Obsidian Issuer LLC
2025-1A, 6.93% due 05/15/55†††,5	7,150,000	7,150,000
HarbourVest Partners LLC
6.57% (3 Month Term SOFR + 2.55%, Rate Floor: 2.55%) due 09/15/30◊	6,050,000	6,050,000
Thunderbird A
5.50% due 03/01/37†††	6,400,000	6,049,163
Lightning A
5.50% due 03/01/37†††	6,400,000	6,049,163
Project Onyx
6.89% (3 Month Term SOFR + 2.60%, Rate Floor: 0.00%) due 06/26/30◊,†††	4,577,985	4,561,152
7.09% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/28◊,†††	614,318	612,355
Ceamer Finance LLC
6.79% due 11/15/39†††	2,123,479	2,182,138
3.69% due 03/24/31†††	1,874,464	1,810,507
Project Onyx II
7.09% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	1,954,632	1,948,387
Total Financial		141,695,391

Infrastructure - 2.0%
Vantage Data Centers LLC
2025-1A, 5.13% due 08/15/55[5]	19,350,000	19,448,002
Switch ABS Issuer LLC
2025-1A, 5.04% due 03/25/55[5]	11,450,000	11,343,704
2024-2A, 5.44% due 06/25/54[5]	5,450,000	5,477,515
QTS Issuer ABS I LLC
2025-1A, 5.44% due 05/25/55[5]	15,100,000	15,422,341
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[5]	9,250,000	9,097,685
2024-1A, 5.59% due 05/15/54[5]	4,000,000	4,023,610
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[5]	11,150,000	10,883,260
Stack Infrastructure Issuer LLC
2025-1A, 5.00% due 05/25/50[5]	6,750,000	6,721,874
2021-1A, 1.88% due 03/26/46[5]	2,750,000	2,711,447
SBA Tower Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 121

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
LIMITED DURATION FUND

	Face Amount~	Value
1.63% due 11/15/26[5]	5,723,000	$5,555,903
1.84% due 04/15/27[5]	1,200,000	1,146,156
Compass Datacenters Issuer II LLC
2025-1A, 5.32% due 05/25/50[5]	5,500,000	5,568,765
QTS Issuer ABS II LLC
2025-1A, 5.04% due 10/05/55[5]	5,050,000	5,032,936
Blue Stream Issuer LLC
2024-1A, 5.41% due 11/20/54[5]	3,610,000	3,651,207
Hotwire Funding LLC
2024-1A, 5.89% due 06/20/54[5]	2,380,000	2,420,263
Total Infrastructure		108,504,668

Whole Business - 1.6%
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[5]	18,421,875	17,790,215
2025-1A, 4.82% due 08/25/55[5]	10,350,000	10,371,621
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[5]	11,585,750	10,915,995
2019-1A, 3.88% due 10/25/49[5]	6,267,625	6,206,907
2024-1A, 6.17% due 01/25/54[5]	1,182,000	1,221,310
Subway Funding LLC
2024-1A, 6.03% due 07/30/54[5]	8,833,250	8,955,196
2024-3A, 5.25% due 07/30/54[5]	7,146,000	7,145,769
ServiceMaster Funding LLC
2020-1, 2.84% due 01/30/51[5]	8,676,130	8,174,940
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[5]	7,742,100	7,474,233
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[5]	6,887,500	6,651,021
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[5]	2,820,000	2,809,899
Domino’s Pizza Master Issuer LLC
2017-1A, 4.12% due 07/25/47[5]	1,692,000	1,680,753
Total Whole Business		89,397,859

Transport-Container - 1.6%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[5]	25,008,750	23,091,999
Triton Container Finance IX LLC
2025-1A, 5.43% due 06/20/50[5]	13,685,000	13,851,433
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[5]	7,156,667	6,667,706
2020-1A, 2.73% due 08/21/45[5]	2,796,531	2,690,300
2020-2A, 2.10% due 09/20/45[5]	2,566,336	2,413,946
TIF Funding II LLC
2021-1A, 1.65% due 02/20/46[5]	11,407,000	10,404,888
CLI Funding VI LLC
2020-3A, 2.07% due 10/18/45[5]	8,809,667	8,268,907
2020-1A, 2.08% due 09/18/45[5]	989,306	925,795
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[5]	9,426,340	8,709,797
CLI Funding IX LLC
2025-1A, 5.35% due 06/20/50[5]	8,381,417	8,496,302
CAL Funding IV Ltd.
2020-1A, 2.22% due 09/25/45[5]	2,146,875	2,047,079
Total Transport-Container		87,568,152

Transport-Aircraft - 1.3%
AASET Trust
2025-2A, 5.52% due 02/16/50[5]	7,364,754	7,440,045
2021-1A, 2.95% due 11/16/41[5]	7,693,868	7,376,392
2024-1A, 6.26% due 05/16/49[5]	6,238,894	6,440,746
2024-2A, 5.93% due 09/16/49[5]	4,045,488	4,125,239
2025-1A, 5.94% due 02/16/50[5]	1,100,344	1,124,160
Castlelake Aircraft Structured Trust
2025-2A, 5.47% due 08/15/50[5]	13,760,082	13,854,950
2025-1A, 5.78% due 02/15/50[5]	2,003,859	2,034,747
2021-1A, 3.47% due 01/15/46[5]	530,415	527,144
Gilead Aviation LLC
2025-1A, 5.79% due 03/15/50[5]	5,120,561	5,225,311
Slam Ltd.
2025-1A, 5.81% due 05/15/50[5]	4,703,648	4,824,034
ALTDE Trust
2025-1A, 5.90% due 08/15/50[5]	4,665,523	4,774,844
Navigator Aviation Ltd.
2025-1, 5.11% due 10/15/50[5]	4,050,000	4,062,928
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[5]	4,060,504	3,878,837
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[5]	2,699,071	2,678,909
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[5]	2,257,419	2,141,157
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[5]	1,222,671	1,206,773
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[5]	550,837	542,584
2017-1, 4.58% due 02/15/42[5]	49,010	48,862
Total Transport-Aircraft		72,307,662

Single Family Residence - 1.3%
STAR Trust
2025-SFR6, 5.55% (1 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 08/17/42◊,5	27,000,000	27,056,300
FirstKey Homes Trust
2020-SFR2, 4.00% due 10/19/37[5]	5,050,000	5,028,959
2020-SFR2, 4.50% due 10/19/37[5]	4,900,000	4,880,434
2020-SFR2, 1.67% due 10/19/37[5]	3,950,000	3,930,657
2021-SFR1, 2.19% due 08/17/38[5]	4,000,000	3,901,866
2020-SFR2, 3.37% due 10/19/37[5]	3,200,000	3,185,747
Tricon Residential Trust
2025-SFR1, 5.25% (1 Month Term SOFR + 1.10%, Rate Floor: 1.10%) due 03/17/42◊,5	8,754,750	8,771,507
2024-SFR2, 4.75% due 06/17/40[5]	4,990,330	5,005,992
2024-SFR1, 4.75% due 04/17/41[5]	3,300,000	3,287,319
2025-SFR2, 5.42% due 08/17/44[5]	2,800,000	2,843,689
Total Single Family Residence		67,892,470

Net Lease - 1.1%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[5]	35,329,602	33,729,538

122 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
LIMITED DURATION FUND

	Face Amount~	Value
STORE Master Funding LLC
2021-1A, 2.86% due 06/20/51[5]	6,802,311	$6,434,247
2025-1A, 4.95% due 10/20/55[5]	2,100,000	2,103,422
Capital Automotive REIT
2024-2A, 4.90% due 05/15/54[5]	5,206,667	5,201,186
2020-1A, 3.48% due 02/15/50[5]	1,957,083	1,908,128
CMFT Net Lease Master Issuer LLC
2021-1, 2.91% due 07/20/51[5]	3,000,000	2,783,482
2021-1, 2.51% due 07/20/51[5]	2,500,000	2,308,843
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[5]	5,748,930	4,441,159
New Economy Assets Phase 1 Sponsor LLC
2021-1, 1.91% due 10/20/61[5]	2,500,000	2,085,367
CARS-DB4, LP
2020-1A, 3.25% due 02/15/50[5]	880,095	817,035
Total Net Lease		61,812,407

Insurance - 0.5%
Dogwood State Bank
6.45% due 06/24/32†††	21,249,460	21,371,224
Obra Longevity
8.48% due 06/30/39†††	5,850,000	6,152,984
Total Insurance		27,524,208

Collateralized Debt Obligations - 0.4%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[5]	24,650,000	23,318,548

Unsecured Consumer Loans - 0.3%
GreenSky Home Improvement Issuer Trust
2025-1A, 5.39% due 03/25/60[5]	5,213,000	5,285,477
2025-2A, 5.07% due 06/25/60[5]	3,800,000	3,834,004
Service Experts Issuer LLC
2025-1A, 5.38% due 01/20/37[5]	3,128,564	3,139,330
UPX HIL Issuer Trust
2025-1, 5.16% due 01/25/47[5]	1,923,292	1,931,488
Total Unsecured Consumer Loans		14,190,299

Automotive - 0.2%
Avis Budget Rental Car Funding AESOP LLC
2021-1A, 1.38% due 08/20/27[5]	5,675,000	5,566,159
2020-2A, 2.02% due 02/20/27[5]	3,791,667	3,771,456
2025-1A, 5.24% due 08/20/29[5]	2,750,000	2,799,584
Total Automotive		12,137,199

Total Asset-Backed Securities
(Cost $1,517,736,856)		1,508,097,861

U.S. GOVERNMENT SECURITIES†† - 8.3%
U.S. Treasury Notes
4.25% due 11/30/26[8]	115,100,000	115,778,910
4.13% due 10/31/26	90,000,000	90,386,719
4.00% due 12/15/27	50,000,000	50,410,156
4.13% due 01/31/27	50,000,000	50,269,531
4.25% due 01/31/26	15,700,000	15,711,039
U.S. Treasury Inflation Indexed Bonds
2.13% due 04/15/29[13]	56,051,338	57,852,554
1.25% due 04/15/28[13]	25,706,797	25,803,749
0.50% due 01/15/28[13]	23,454,757	23,180,877
0.38% due 01/15/27[13]	19,914,779	19,758,163
1.38% due 07/15/33[13]	5,498,967	5,413,638
Total U.S. Government Securities
(Cost $449,290,075)		454,565,336

SENIOR FLOATING RATE INTERESTS††,◊ - 3.9%
Financial - 1.0%
Jane Street Group LLC
6.20% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/15/31	12,389,981	12,286,772
QTS Good News Facility
7.09% (SOFR + 2.75%, Rate Floor: 0.00%) due 10/09/28◊,†††	11,450,000	11,448,129
Citadel Securities, LP
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	7,283,089	7,294,961
Kroll, Inc.
9.81% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) (in-kind rate was 2.75%) due 09/12/32[12]	5,650,000	5,627,930
Focus Financial Partners LLC
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/15/31	4,837,814	4,838,298
Corpay, Inc.
5.91% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/28/28	4,764,000	4,755,091
Eagle Point Holdings Borrower, LLC†††
8.06% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 03/31/28	3,480,667	3,480,667
4.75% due 03/31/28	880,667	880,667
CPI Holdco B LLC
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/17/31	2,593,451	2,590,209
Virtu Financial
6.66% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 06/21/31	2,100,000	2,100,000
Starwood Property Mortgage LLC
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 01/02/30	1,494,754	1,493,827
Total Financial		56,796,551

Industrial - 0.7%
SkyMiles IP Ltd.
due 10/20/28	13,600,000	13,601,768
TransDigm, Inc.
6.25% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/22/30	6,650,000	6,642,020
XPO, Inc.
5.91% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 05/24/28	4,550,000	4,582,487
Harsco Corporation
6.53% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 06/09/28	4,002,812	3,989,483
Genesee & Wyoming, Inc.
5.75% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/10/31	3,568,115	3,552,843

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 123

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
LIMITED DURATION FUND

	Face Amount~	Value
O-I Glass, Inc.
due 09/25/32	3,000,000	$2,992,500
Cognita Ltd.
5.73% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 04/25/29†††	EUR 1,500,000	1,774,601
Brown Group Holding LLC
6.99% ((1 Month Term SOFR + 2.75%) and (3 Month Term SOFR + 2.75%), Rate Floor: 3.25%) due 07/01/31	985,025	986,630
Total Industrial		38,122,332

Consumer, Cyclical - 0.6%
Flutter Entertainment plc
6.00% (3 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 06/04/32	10,972,500	10,951,213
Peer Holding III BV
due 09/25/32	6,000,000	6,000,000
Entain Holdings Ltd.
6.41% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 07/30/32	3,840,000	3,832,474
Clarios Global, LP
5.16% (1 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 01/28/32	EUR 2,250,000	2,652,601
Samsonite IP Holdings SARL
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 06/21/30	2,572,089	2,573,710
Cedar Fair LP
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/01/31	2,338,412	2,321,459
Upbound Group, Inc.
6.88% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 08/12/32	2,069,976	2,064,801
Pacific Bells LLC
7.75% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/13/28	1,536,731	1,541,848
DK Crown Holdings, Inc.
6.00% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 03/04/32	1,244,373	1,242,046
Total Consumer, Cyclical		33,180,152

Consumer, Non-cyclical - 0.5%
Bombardier Recreational Products, Inc.
due 12/13/29	4,550,000	4,551,410
6.91% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/22/31	4,011,394	4,013,921
Skechers
7.31% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/28/32	3,050,000	3,062,718
5.55% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 09/12/32	EUR 1,600,000	1,883,044
Women’s Care Holdings, Inc.
8.91% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/15/28	4,455,496	4,043,363
Aramark Services, Inc.
6.17% ((1 Month Term SOFR + 2.00%) and (3 Month Term SOFR + 2.00%), Rate Floor: 2.00%) due 06/24/30	2,587,589	2,590,280
Sazerac Co Inc.
6.70% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 07/09/32	2,300,000	2,312,788
Froneri US, Inc.
6.20% (6 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 09/30/31	2,299,321	2,280,650
Option Care Health, Inc.
5.89% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 09/16/32	1,800,000	1,796,994
Concentra Health Services, Inc.
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/28/31	398,000	399,246
Eyecare Partners LLC
8.84% (6 Month Term SOFR + 1.00%, Rate Floor: 1.00%) (in-kind rate was 3.61%) due 11/30/28[12]	361,302	227,103
9.88% (6 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 08/31/28	100,810	101,365
Total Consumer, Non-cyclical		27,262,882

Energy - 0.5%
ITT Holdings LLC
6.64% (1 Month Term SOFR + 2.48%, Rate Floor: 2.98%) due 10/11/30	10,144,098	10,140,953
Buckeye Partners, LP
due 11/22/32	5,081,441	5,083,271
Colonial Pipeline
6.06% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 07/30/32	2,625,000	2,608,174
Meade Pipeline Co. LLC
6.00% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 09/22/32	2,450,000	2,446,937
Whitewater Matterhorn Holdings LLC
6.31% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 05/12/32	2,390,000	2,387,395
Whitewater Whistler Holdings LLC
5.75% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/15/30	1,550,000	1,545,350
AL GCX Holdings LLC
6.22% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 05/17/29	1,460,936	1,457,284
Venture Global Calcasieu Pass LLC
7.14% (1 Month Term SOFR + 2.88%, Rate Floor: 3.88%) due 08/19/26	312,176	311,983
Total Energy		25,981,347

Communications - 0.2%
Playtika Holding Corp.
7.03% (1 Month Term SOFR + 2.75%, Rate Floor: 3.75%) due 03/13/28	4,414,945	4,342,363
Outfront Media Capital LLC
due 09/16/32	4,200,000	4,197,396
TKO Group Holdings, Inc.
6.04% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/21/31	1,496,250	1,497,881

124 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
LIMITED DURATION FUND

	Face Amount~		Value
Zayo Group Holdings, Inc.
7.43% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27		1,097,847	$1,080,698
SBA Senior Finance II LLC
5.92% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 01/25/31		738,750	740,929
Virgin Media Bristol LLC
7.37% (6 Month Term SOFR + 3.18%, Rate Floor: 3.18%) due 03/02/31		600,000	591,060
Charter Communications Operating LLC
due 12/07/30		99,746	99,601
Total Communications			12,549,928

Basic Materials - 0.2%
Minerals Technologies, Inc.
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/26/31		3,473,750	3,473,750
Trinseo Materials Operating S.C.A.
6.96% (3 Month Term SOFR + 2.50%, Rate Floor: 3.50%) due 05/03/28		10,628,250	3,044,994
Arsenal AIC Parent LLC
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/19/30		1,749,024	1,746,295
Total Basic Materials			8,265,039

Utilities - 0.1%
NRG Energy, Inc.
6.06% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/16/31		6,982,278	6,980,114
Technology - 0.1%
World Wide Technology Holding Company LLC
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 03/01/30		2,586,967	2,590,201
Datix Bidco Ltd.
9.21% (6 Month GBP SONIA + 5.00%, Rate Floor: 5.00%) due 04/30/31†††		GBP 968,800	1,302,974
9.29% (6 Month Term SOFR + 5.00%, Rate Floor: 5.50%) due 04/30/31†††		275,000	275,000
Team.Blue Finco SARL
due 07/12/32		550,000	548,972
Gen Digital, Inc.
5.91% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/13/32		400,000	398,100
WEX, Inc.
due 03/05/32		398,997	397,126
Total Technology			5,512,373

Total Senior Floating Rate Interests
(Cost $222,027,868)			214,650,718

MUNICIPAL BONDS†† - 0.2%
Colorado - 0.1%
Fort Carson Family Housing LLC Revenue Bonds
7.86% due 11/15/29		5,855,000	6,158,523

California - 0.1%
California Public Finance Authority Revenue Bonds
1.55% due 10/15/26		3,145,000	3,065,142
Total Municipal Bonds
(Cost $9,296,043)			9,223,665

FOREIGN GOVERNMENT DEBT†† - 0.1%
Eagle Funding Luxco SARL
5.50% due 08/17/30[5]		7,000,000	7,101,920
Total Foreign Government Debt
(Cost $6,982,761)			7,101,920

SENIOR FIXED RATE INTERESTS†† - 0.0%
Industrial - 0.0%
Cognita Ltd.
7.84% due 10/27/31		2,344,125	2,349,985
Total Senior Fixed Rate Interests
(Cost $2,338,393)			2,349,985

	Contracts/ Notional Value
OTC OPTIONS PURCHASED†† - 0.0%
Put Options on:
Foreign Exchange Options
Goldman Sachs International Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.73	USD	12,668,000	163,112
Goldman Sachs International Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.64	USD	10,134,000	130,484
Goldman Sachs International Foreign Exchange USD/JPY Expiring May 2026 with strike price of $123.50	USD	4,055,000	119,493
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $54,208,625)	EUR	46,135,000	81,023
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $48,039,875)	EUR	40,885,000	68,716
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $42,034,450)	EUR	35,774,000	61,125
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $42,034,450)	EUR	35,774,000	61,124
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	25,196,000	53,287

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 125

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
LIMITED DURATION FUND

	Contracts/ Notional Value		Value
Goldman Sachs International Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $23,854,850)	EUR	20,302,000	$34,689
Bank of America, N.A. Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.63	USD	2,238,000	28,816
JPMorgan Chase Bank, N.A. Foreign Exchange USD/JPY Expiring May 2026 with strike price of $123.50	USD	954,000	28,113
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	7,559,000	15,987
Goldman Sachs International Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	2,305,000	4,875
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $56,704,325)		EUR 48,259,000	121
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $56,704,325)		EUR 48,259,000	121
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $39,692,675)		EUR 33,781,000	100
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $19,904,500)		EUR 16,940,000	50
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $17,011,650)		EUR 14,478,000	43
BNP Paribas Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $3,278,250)		EUR 2,790,000	8
Total Foreign Exchange Options			851,287

Total OTC Options Purchased
(Cost $5,256,593)			851,287

OTC INTEREST RATE SWAPTIONS PURCHASED††,14 - 0.1%
Call Swaptions on:
Interest Rate Swaptions
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50% (Notional Value $79,857,500)	USD	159,715,000	2,015,675
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50% (Notional Value $79,857,500)	USD	79,857,500	1,007,838
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50% (Notional Value $79,857,500)	USD	79,857,500	1,007,837
Total Interest Rate Swaptions			4,031,350

Total OTC Interest Rate Swaptions Purchased
(Cost $3,837,153)			4,031,350

Total Investments - 117.1%
(Cost $6,465,539,385)			$6,431,367,779

OTC OPTIONS WRITTEN†† - (0.0)%
Put Options on:
Foreign Exchange Options
Goldman Sachs International Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	2,305,000	(306)
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	7,559,000	(1,003)
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	25,196,000	(3,345)
Total Foreign Exchange Options			(4,654)

Total OTC Options Written
(Premiums received $276,851)			(4,654)

OTC INTEREST RATE SWAPTIONS WRITTEN††,14 - (0.1)%
Call Options on:
Interest Rate Swaptions
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.85% (Notional Value $25,475,000)	USD	25,475,000	(63,555)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.85% (Notional Value $25,475,000)	USD	25,475,000	(63,737)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.86% (Notional Value $25,475,000)	USD	25,475,000	(65,025)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.71% (Notional Value $25,475,000)	USD	25,475,000	(73,807)

126 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
LIMITED DURATION FUND

	Contracts/ Notional Value		Value
Barclays Bank plc 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.71% (Notional Value $25,475,000)	USD	25,475,000	$(73,807)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.89% (Notional Value $25,475,000)	USD	25,475,000	(74,977)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.93% (Notional Value $25,475,000)	USD	25,475,000	(82,027)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.93% (Notional Value $25,475,000)	USD	25,475,000	(82,942)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.94% (Notional Value $25,475,000)	USD	25,475,000	(84,863)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.94% (Notional Value $25,475,000)	USD	25,475,000	(84,863)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.64% (Notional Value $35,665,000)	USD	35,665,000	(89,791)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.64% (Notional Value $35,665,000)	USD	35,665,000	(89,791)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.69% (Notional Value $40,760,000)	USD	40,760,000	(111,206)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.69% (Notional Value $40,760,000)	USD	40,760,000	(111,206)
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00% (Notional Value $79,857,500)	USD	79,857,500	(281,419)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00% (Notional Value $79,857,500)	USD	79,857,500	(281,419)
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00% (Notional Value $79,857,500)	USD	159,715,000	(562,838)
Total Interest Rate Swaptions			(2,277,273)

Put Swaptions on:
Interest Rate Swaptions
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.94% (Notional Value $25,475,000)	USD	25,475,000	(34,488)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.94% (Notional Value $25,475,000)	USD	25,475,000	(34,488)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.93% (Notional Value $25,475,000)	USD	25,475,000	(36,336)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.93% (Notional Value $25,475,000)	USD	25,475,000	(36,835)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.89% (Notional Value $25,475,000)	USD	25,475,000	(41,991)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.86% (Notional Value $25,475,000)	USD	25,475,000	(42,546)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.85% (Notional Value $25,475,000)	USD	25,475,000	(43,598)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.85% (Notional Value $25,475,000)	USD	25,475,000	(43,750)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.71% (Notional Value $25,475,000)	USD	25,475,000	(53,690)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.71% (Notional Value $25,475,000)	USD	25,475,000	(53,690)

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SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
LIMITED DURATION FUND

	Contracts/ Notional Value		Value
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.64% (Notional Value $35,665,000)	USD	35,665,000	$(85,266)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.64% (Notional Value $35,665,000)	USD	35,665,000	(85,266)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.69% (Notional Value $40,760,000)	USD	40,760,000	(88,964)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.69% (Notional Value $40,760,000)	USD	40,760,000	(88,964)
Total Interest Rate Swaptions			(769,872)

Total OTC Interest Rate Swaptions Written
(Premiums received $4,425,989)			(3,047,145)
Other Assets & Liabilities, net - (17.0)%			(934,017,184)
Total Net Assets - 100.0%			$5,494,298,796

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	ICE	CDX.NA.IG.45.V1	1.00%	Quarterly	12/20/30	$56,800,000	$(1,285,610)	$(1,300,169)	$14,559
BofA Securities, Inc.	ICE	CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	28,550,000	(2,282,244)	(2,156,046)	(126,198)
							$(3,567,854)	$(3,456,215)	$(111,639)

OTC Credit Default Swap Agreements Protection Purchased††
Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (15-25%)	5.00%	Quarterly	12/20/29	$5,085,000	$(435,343)	$(270,647)	$(164,696)
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (25-35%)	5.00%	Quarterly	12/20/29	5,085,000	(790,044)	(644,474)	(145,570)
						$(1,225,387)	$(915,121)	$(310,266)

128 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
LIMITED DURATION FUND

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.05%	Annually	02/04/27	$260,000,000	$1,785,155	$638	$1,784,517
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.72%	Annually	04/02/27	425,000,000	1,462,263	1,021	1,461,242
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.09%	Annually	01/03/27	190,000,000	1,243,071	487	1,242,584
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.00%	Annually	12/03/26	220,000,000	1,052,344	498	1,051,846
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.37%	Annually	07/03/27	60,000,000	957,541	151	957,390
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.85%	Annually	08/12/26	532,000,000	655,477	686	654,791
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.68%	Annually	06/03/27	150,000,000	554,952	563	554,389
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.49%	Annually	08/13/34	45,000,000	341,224	3,270	337,954
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.42%	Annually	09/02/27	75,000,000	24,611	466	24,145
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.29%	Annually	09/08/30	10,000,000	(10,042)	(11,743)	1,701
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.45%	Annually	10/01/26	185,800,000	(346,361)	382	(346,743)

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SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
LIMITED DURATION FUND

Centrally Cleared Interest Rate Swap Agreements†† (concluded)
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.18%	Annually	07/30/45	$12,500,000	$(378,086)	$452	$(378,538)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.11%	Annually	12/23/39	17,000,000	(483,152)	446	(483,598)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.55%	Annually	08/12/34	49,200,000	172,836	792,092	(619,256)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.89%	Annually	07/30/35	37,500,000	(766,705)	589	(767,294)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.92%	Annually	12/18/34	34,100,000	(829,982)	528	(830,510)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.71%	Annually	06/03/32	75,000,000	(1,060,727)	715	(1,061,442)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.12%	Annually	07/17/40	57,500,000	(1,621,104)	863	(1,621,967)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.05%	Annually	01/31/30	181,100,000	(5,025,846)	343,667	(5,369,513)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.36%	Annually	10/16/30	121,000,000	(5,368,840)	677	(5,369,517)
								$(7,641,371)	$1,136,448	$(8,777,819)

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	GBP	Sell	999,000	1,356,975 USD	10/17/25	$13,263
Nomura Global Financial Products, Inc.	EUR	Sell	16,363,000	19,240,237 USD	10/17/25	7,076
Toronto-Dominion Bank	EUR	Sell	1,130,000	1,333,767 USD	10/17/25	5,558
Toronto-Dominion Bank	EUR	Sell	183,000	215,197 USD	10/15/25	126
Morgan Stanley Capital Services LLC	EUR	Sell	438,000	514,229 USD	10/15/25	(532)
Barclays Bank plc	EUR	Sell	223,000	260,333 USD	10/15/25	(1,748)
						$23,743

130 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
LIMITED DURATION FUND

OTC Interest Rate Swaptions Purchased
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
BNP Paribas 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	$159,715,000	$2,015,675
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	79,857,500	1,007,837
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	79,857,500	1,007,838
								$4,031,350

OTC Interest Rate Swaptions Written
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
BNP Paribas 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.85%	02/13/26	2.85%	$25,475,000	$(63,555)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.85%	02/13/26	2.85%	25,475,000	(63,737)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.86%	02/13/26	2.86%	25,475,000	(65,025)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.71%	08/19/26	2.71%	25,475,000	(73,807)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.71%	08/19/26	2.71%	25,475,000	(73,807)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.89%	02/20/26	2.89%	25,475,000	(74,977)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.93%	02/19/26	2.93%	25,475,000	(82,027)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.93%	02/19/26	2.93%	25,475,000	(82,942)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.94%	02/18/26	2.94%	25,475,000	(84,863)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.94%	02/18/26	2.94%	25,475,000	(84,863)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.64%	08/13/26	2.64%	35,665,000	(89,791)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.64%	08/13/26	2.64%	35,665,000	(89,791)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.69%	08/14/26	2.69%	40,760,000	(111,206)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.69%	08/14/26	2.69%	40,760,000	(111,206)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	79,857,500	(281,419)
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	79,857,500	(281,419)
BNP Paribas 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	159,715,000	(562,838)
								$(2,277,273)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 131

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
LIMITED DURATION FUND

OTC Interest Rate Swaptions Written (concluded)
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Put
BNP Paribas 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.94%	02/18/26	3.94%	$25,475,000	$(34,488)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.94%	02/18/26	3.94%	25,475,000	(34,488)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.93%	02/19/26	3.93%	25,475,000	(36,336)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.93%	02/19/26	3.93%	25,475,000	(36,835)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.89%	02/20/26	3.89%	25,475,000	(41,991)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.86%	02/13/26	3.86%	25,475,000	(42,546)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.85%	02/13/26	3.85%	25,475,000	(43,598)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.85%	02/13/26	3.85%	25,475,000	(43,750)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.71%	08/19/26	3.71%	25,475,000	(53,690)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.71%	08/19/26	3.71%	25,475,000	(53,690)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.64%	08/13/26	3.64%	35,665,000	(85,266)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.64%	08/13/26	3.64%	35,665,000	(85,266)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.69%	08/14/26	3.69%	40,760,000	(88,964)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.69%	08/14/26	3.69%	40,760,000	(88,964)
								$(769,872)

132 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
LIMITED DURATION FUND

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2025.
[3]	Security is unsettled at period end and may not have a stated effective rate.
[4]	Security is an interest-only strip.
[5]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $3,369,191,500 (cost $3,385,875,420), or 61.3% of total net assets.

[6]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at September 30, 2025. See table below for additional step information for each security.

[7]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[8]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2025.
[9]	Perpetual maturity.
[10]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[11]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $50 (cost $0), or less than 0.1% of total net assets — See Note 10.

[12]	Payment-in-kind security.
[13]	Face amount of security is adjusted for inflation.
[14]	Swaptions — See additional disclosure in the swaptions table above for more information on swaptions.
BofA — Bank of America
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
CDX.NA.HY.44.V1 — Credit Default Swap North American High Yield Series 44 Index Version 1
CDX.NA.IG.45.V1 — Credit Default Swap North American Investment Grade Series 45 Index Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
ICE — Intercontinental Exchange
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 133

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
LIMITED DURATION FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Preferred Stocks	$—	$31,996,704	$—	$31,996,704
Warrants	143	—	—	143
Mutual Funds	67,555,771	—	—	67,555,771
Money Market Funds	71,578,027	—	—	71,578,027
Collateralized Mortgage Obligations	—	2,535,398,823	194,617	2,535,593,440
Corporate Bonds	—	1,464,259,788	59,511,784	1,523,771,572
Asset-Backed Securities	—	1,338,928,262	169,169,599	1,508,097,861
U.S. Government Securities	—	454,565,336	—	454,565,336
Senior Floating Rate Interests	—	195,488,680	19,162,038	214,650,718
Municipal Bonds	—	9,223,665	—	9,223,665
Foreign Government Debt	—	7,101,920	—	7,101,920
Senior Fixed Rate Interests	—	2,349,985	—	2,349,985
Options Purchased	—	851,287	—	851,287
Interest Rate Swaptions Purchased	—	4,031,350	—	4,031,350
Credit Default Swap Agreements**	—	14,559	—	14,559
Interest Rate Swap Agreements**	—	8,070,559	—	8,070,559
Forward Foreign Currency Exchange Contracts**	—	26,023	—	26,023
Total Assets	$139,133,941	$6,052,306,941	$248,038,038	$6,439,478,920

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$—	$4,654	$—	$4,654
Interest Rate Swaptions Written	—	3,047,145	—	3,047,145
Credit Default Swap Agreements**	—	436,464	—	436,464
Interest Rate Swap Agreements**	—	16,848,378	—	16,848,378
Forward Foreign Currency Exchange Contracts**	—	2,280	—	2,280
Unfunded Loan Commitments (Note 9)	—	—	2,148	2,148
Total Liabilities	$—	$20,338,921	$2,148	$20,341,069

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at September 30, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$73,362,879	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	55,875,000	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	32,781,720	Yield Analysis	Yield	4.3%-7.2%	6.2%
Asset-Backed Securities	7,150,000	Third Party Pricing	Trade Price	—	—
Collateralized Mortgage Obligations	194,617	Third Party Pricing	Vendor Price	—	—
Corporate Bonds	24,217,856	Option adjusted spread off prior month end broker quote	Broker Quote	—	—

134 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
LIMITED DURATION FUND

Category	Ending Balance at September 30, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Corporate Bonds	$17,025,011	Yield Analysis	Yield	5.5%-9.2%	7.7%
Corporate Bonds	6,718,917	Model Price	Purchase Price	—	—
Corporate Bonds	6,400,000	Third Party Pricing	Broker Quote	—	—
Corporate Bonds	5,150,000	Third Party Pricing	Trade Price	—	—
Senior Floating Rate Interests	17,387,437	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	1,774,601	Third Party Pricing	Broker Quote	—	—
Total Assets	$248,038,038
Liabilities:
Unfunded Loan Commitments	$2,148	Model Price	Purchase price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, market comparable yields, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the year ended September 30, 2025, the Fund had securities with a total value of $194,617 transfer into Level 3 from Level 2 due to a lack of observable inputs and did not have any securities to transfer out of Level 3 into Level 2.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended September 30, 2025:

	Assets					Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$127,702,527	$—	$27,399,772	$3,291,684	$158,393,983	$(4,105)
Purchases/(Receipts)	83,382,222	—	39,713,385	15,831,566	138,927,173	(88,570)
(Sales, maturities and paydowns)/Fundings	(42,942,238)	—	(7,741,094)	—	(50,683,332)	47,327
Amortization of premiums/discounts	11,094	—	10,739	1,755	23,588	—
Total realized gains (losses) included in earnings	115,350	—	—	—	115,350	4,230
Total change in unrealized appreciation (depreciation) included in earnings	900,644	—	128,982	37,033	1,066,659	38,970
Transfers into Level 3	—	194,617	—	—	194,617	—
Transfers out of Level 3	—	—	—	—	—	—
Ending Balance	$169,169,599	$194,617	$59,511,784	$19,162,038	$248,038,038	$(2,148)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at September 30, 2025	$910,637	$—	$128,982	$37,033	$1,076,652	$71,894

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 135

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
LIMITED DURATION FUND

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Angel Oak Mortgage Trust 2024-12, 5.86% due 10/25/69	6.86%	11/01/28	—	—
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28	—	—
ATLX Trust 2024-RPL2, 3.85% due 04/25/63	4.85%	10/01/28	—	—
Barclays Mortgage Loan Trust 2023-NQM1, 6.03% due 01/25/63	7.03%	04/01/27	—	—
BRAVO 2024-NQM6, 5.66% due 08/01/64	6.66%	08/01/28	—	—
BRAVO Residential Funding Trust 2025-CES2, 4.96% due 07/26/55	5.96%	08/01/29	—	—
BRAVO Residential Funding Trust 2025-NQM1, 5.81% due 12/25/64	6.81%	01/01/29	—	—
BRAVO Residential Funding Trust 2025-NQM2, 5.93% due 11/25/64	6.93%	02/01/29	—	—
BRAVO Residential Funding Trust 2024-NQM1, 5.94% due 12/01/63	6.94%	01/01/28	—	—
BRAVO Residential Funding Trust 2025-NQM8, 5.08% due 06/25/65	6.08%	08/01/29	—	—
CIM TRUST 2025-R1, 5.00% due 02/25/99	8.00%	03/01/28	9.00%	03/01/29
Citigroup Mortgage Loan Trust, Inc. 2022-A, 9.17% due 09/25/62	10.17%	08/25/26	—	—
COLT Mortgage Loan Trust 2024-2, 6.13% due 04/25/69	7.13%	03/01/28	—	—
COLT Mortgage Loan Trust 2025-3, 5.35% due 03/25/70	6.35%	02/01/29	—	—
EFMT 2025-CES4, 5.43% due 06/25/60	6.43%	07/01/29	—	—
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28	—	—
GCAT Trust 2025-NQM2, 5.60% due 04/25/70	6.60%	06/26/29	—	—
GCAT Trust 2025-NQM1, 5.37% due 11/25/69	10.17%	04/01/29	—	—
GS Mortgage-Backed Securities Trust 2025-NQM3, 5.14% due 11/25/65	6.14%	08/01/29	—	—
HOMES Trust 2025-AFC2, 5.47% due 06/25/60	6.47%	06/01/29	—	—
HOMES Trust 2025-AFC3, 4.93% due 08/25/60	10.17%	09/01/29	—	—
JP Morgan Mortgage Trust 2024-NQM1, 5.59% due 02/25/64	6.59%	12/01/28	—	—
Legacy Mortgage Asset Trust 2021-GS5, 5.25% due 07/25/67	6.25%	11/25/25	—	—
LHOME Mortgage Trust 2024-RTL5, 5.32% due 09/25/39	6.32%	03/25/27	—	—
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69	6.00%	10/01/27	—	—
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69	6.00%	12/01/27	—	—
NYMT Loan Trust 2025-INV2, 5.25% due 10/25/60	6.25%	09/01/29	—	—
NYMT Loan Trust 2025-INV2, 5.46% due 10/25/60	6.46%	09/01/29	—	—
OBX Trust 2024-NQM18, 5.66% due 10/25/64	6.66%	11/01/28	—	—
OBX Trust 2025-NQM3, 5.95% due 12/01/64	6.95%	02/01/29	—	—
OBX Trust 2025-NQM3, 5.85% due 12/01/64	6.85%	02/01/29	—	—
OBX Trust 2024-NQM5, 5.99% due 01/25/64	6.99%	03/01/28	—	—
OBX Trust 2024-NQM18, 5.87% due 10/25/64	6.87%	11/01/28	—	—
OBX Trust 2024-NQM17, 5.86% due 11/25/64	6.86%	11/01/28	—	—
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28	—	—
OBX Trust 2025-NQM10, 5.45% due 05/25/65	6.45%	05/01/29	—	—
OBX Trust 2025-NQM2, 5.75% due 11/25/64	6.75%	01/01/29	—	—

136 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
LIMITED DURATION FUND

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
OBX Trust 2024-NQM9, 6.28% due 01/25/64	7.46%	06/01/28	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2025-NQM13, 5.44% due 05/25/65	6.44%	07/01/29	—	—
PRPM 2025-3, 6.26% due 05/25/30	9.26%	05/01/28	10.26%	05/01/29
PRPM LLC 2025-7, 5.50% due 08/25/30	8.50%	08/01/28	9.50%	08/01/29
PRPM LLC 2025-RCF3, 5.25% due 07/25/55	6.25%	07/01/29	—	—
PRPM LLC 2025-5, 5.73% due 07/25/30	8.73%	07/01/28	9.73%	07/01/29
PRPM LLC 2025-6, 5.77% due 08/25/28	8.77%	08/01/28	9.77%	08/01/29
PRPM LLC 2024-6, 5.70% due 11/25/29	8.70%	11/25/27	9.70%	11/25/28
RCKT Mortgage Trust 2025-CES7, 5.38% due 07/25/55	6.38%	07/01/29	—	—
RCKT Mortgage Trust 2025-CES5, 5.69% due 05/25/55	6.69%	05/01/29	—	—
RCKT Mortgage Trust 2024-CES4, 6.15% due 06/25/44	7.15%	05/01/28	—	—
RCKT Mortgage Trust 2025-CES6, 5.47% due 06/25/55	6.47%	06/01/29	—	—
RCKT Mortgage Trust 2025-CES1, 5.65% due 01/25/45	6.65%	01/01/29	—	—
Towd Point Mortgage Trust 2025-FIX1, 4.97% due 07/25/45	5.97%	09/01/29	—	—
Verus Securitization Trust 2025-7, 5.13% due 08/25/70	6.13%	08/01/29	—	—
Verus Securitization Trust 2024-5, 6.45% due 06/25/69	7.45%	06/01/28	—	—
Verus Securitization Trust 2024-9, 5.89% due 11/25/69	6.89%	12/01/28	—	—
Verus Securitization Trust 2025-1, 5.77% due 01/25/70	6.77%	01/01/29	—	—
Verus Securitization Trust 2025-2, 5.31% due 03/25/70	6.31%	03/01/29	—	—
Verus Securitization Trust 2025-5, 5.43% due 06/25/70	6.43%	06/01/29	—	—
Vista Point Securitization Trust 2024-CES3, 5.68% due 01/25/55	6.68%	12/01/28	—	—
Vista Point Securitization Trust 2025-CES1, 5.81% due 04/25/55	6.81%	03/01/29	—	—

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 137

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2025
LIMITED DURATION FUND

Transactions during the year ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$33,714,995	$1,532,553	$(20,200,000)	$100,064	$(1,169)	$15,146,443	608,780	$1,532,552
Guggenheim Strategy Fund III	33,817,254	1,662,349	(17,900,000)	396,797	(319,322)	17,657,078	707,699	1,662,350
Guggenheim Ultra Short Duration Fund — Institutional Class	33,031,793	1,549,540	—	—	170,917	34,752,250	3,451,068	1,549,541
	$100,564,042	$4,744,442	$(38,100,000)	$496,861	$(149,574)	$67,555,771		$4,744,443

138 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $6,399,229,879)	$6,363,812,008
Investments in affiliated issuers, at value (cost $66,309,506)	67,555,771
Foreign currency, at value (cost 174,511)	174,444
Cash	1,268,167
Segregated cash with broker	3,429,280
Unamortized upfront premiums paid on interest rate swap agreements	1,148,191
Unrealized appreciation on forward foreign currency exchange contracts	26,023
Prepaid expenses	112,414
Receivables:
Securities sold	1,371,305,733
Interest	37,205,400
Fund shares sold	6,259,401
Variation margin on interest rate swap agreements	394,220
Dividends	267,019
Total assets	7,852,958,071

Liabilities:
Unfunded loan commitments, at value (Note 9) (commitment fees received $74,047)	2,148
Options written, at value (premiums received $4,702,840)	3,051,799
Segregated cash due to broker	3,579,853
Unamortized upfront premiums received on credit default swap agreements	4,371,336
Unamortized upfront premiums received on interest rate swap agreements	11,743
Unrealized depreciation on OTC swap agreements	310,266
Unrealized depreciation on forward foreign currency exchange contracts	2,280
Payable for:
Securities purchased	2,330,797,686
Fund shares redeemed	13,032,784
Distributions to shareholders	1,968,939
Management fees	750,198
Transfer agent fees	193,085
Distribution and service fees	147,567
Protection fees on credit default swap agreements	73,356
Trustees’ fees*	18,812
Fund accounting/administration fees	16,758
Variation margin on credit default swap agreements	11,101
Due to Investment Adviser	543
Miscellaneous	319,021
Total liabilities	2,358,659,275
Net assets	$5,494,298,796

Net assets consist of:
Paid in capital	$5,643,019,675
Total distributable earnings (loss)	(148,720,879)
Net assets	$5,494,298,796
Class A:
Net assets	$522,581,049
Capital shares outstanding	21,148,205
Net asset value per share	$24.71
Maximum offering price per share (Net asset value divided by 97.75%)	$25.28
Class C:
Net assets	$45,428,278
Capital shares outstanding	1,839,849
Net asset value per share	$24.69
Class P:
Net assets	$30,545,186
Capital shares outstanding	1,236,850
Net asset value per share	$24.70
Institutional Class:
Net assets	$4,517,149,232
Capital shares outstanding	182,858,624
Net asset value per share	$24.70
Class R6:
Net assets	$378,595,051
Capital shares outstanding	15,332,055
Net asset value per share	$24.69

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 139

LIMITED DURATION FUND

STATEMENT OF OPERATIONS
Year Ended September 30, 2025

Investment Income:
Dividends from securities of unaffiliated issuers	$157,007
Dividends from securities of affiliated issuers	4,744,443
Interest	237,200,680
Total investment income	242,102,130

Expenses:
Management fees	19,283,340
Distribution and service fees:
Class A	1,297,825
Class C	495,413
Class P	72,747
Transfer agent/maintenance fees:
Class A	285,091
Class C	41,157
Class P	50,364
Institutional Class	4,066,092
Class R6	12,247
Fund accounting/administration fees	1,834,911
Professional fees	325,658
Custodian fees	282,483
Trustees’ fees*	105,777
Line of credit fees	66,893
Miscellaneous	432,961
Recoupment of previously waived fees:
Class A	73,907
Class C	2,025
Class P	3,621
Institutional Class	1,948
Total expenses	28,734,460
Less:
Expenses reimbursed by Adviser:
Class A	(88,735)
Class C	(17,822)
Class P	(38,945)
Institutional Class	(1,999,501)
Expenses waived by Adviser	(1,764,743)
Earnings credits applied	(128,370)
Total waived/reimbursed expenses	(4,038,116)
Net expenses	24,696,344
Net investment income	217,405,786

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(1,430,678)
Investments in affiliated issuers	496,861
Swap agreements	(2,808,823)
Futures contracts	3,510,695
Options purchased	2,500,395
Options written	(495,276)
Forward foreign currency exchange contracts	(895,650)
Foreign currency transactions	(97,421)
Net realized gain	780,103
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	35,346,957
Investments in affiliated issuers	(149,574)
Swap agreements	(9,002,630)
Futures contracts	(3,634,002)
Options purchased	(4,211,109)
Options written	1,651,041
Forward foreign currency exchange contracts	118,606
Foreign currency translations	(49,358)
Net change in unrealized appreciation (depreciation)	20,069,931
Net realized and unrealized gain	20,850,034
Net increase in net assets resulting from operations	$238,255,820

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

140 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$217,405,786	$193,726,340
Net realized gain (loss) on investments	780,103	(23,915,344)
Net change in unrealized appreciation (depreciation) on investments	20,069,931	207,456,617
Net increase in net assets resulting from operations	238,255,820	377,267,613

Distributions to shareholders:
Class A	(21,496,656)	(17,826,264)
Class C	(1,678,944)	(1,871,628)
Class P	(1,205,508)	(2,034,505)
Institutional Class	(174,584,698)	(159,841,168)
Class R6	(16,734,046)	(15,937,115)
Total distributions to shareholders	(215,699,852)	(197,510,680)

Capital share transactions:
Proceeds from sale of shares
Class A	236,393,725	225,507,616
Class C	12,416,567	13,709,872
Class P	8,728,673	4,428,844
Institutional Class	2,090,146,607	1,742,700,293
Class R6	51,491,522	46,625,759
Distributions reinvested
Class A	17,528,080	15,271,634
Class C	1,533,265	1,661,112
Class P	1,205,486	2,024,993
Institutional Class	156,114,211	138,561,310
Class R6	16,594,998	15,745,321
Cost of shares redeemed
Class A	(187,752,329)	(196,894,765)
Class C	(19,871,105)	(19,766,923)
Class P	(9,045,848)	(33,513,727)
Institutional Class	(1,315,744,104)	(1,702,738,590)
Class R6	(60,647,124)	(15,117,148)
Net increase from capital share transactions	999,092,624	238,205,601
Net increase in net assets	1,021,648,592	417,962,534

Net assets:
Beginning of year	4,472,650,204	4,054,687,670
End of year	$5,494,298,796	$4,472,650,204

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 141

LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Year Ended September 30, 2025	Year Ended September 30, 2024
Capital share activity:
Shares sold
Class A	9,644,096	9,346,342
Class C	506,901	568,277
Class P	356,615	183,397
Institutional Class	85,254,660	72,480,726
Class R6	2,102,720	1,937,664
Shares issued from reinvestment of distributions
Class A	713,981	633,797
Class C	62,519	69,026
Class P	49,129	84,178
Institutional Class	6,359,689	5,751,736
Class R6	676,488	653,719
Shares redeemed
Class A	(7,652,952)	(8,181,737)
Class C	(810,764)	(822,359)
Class P	(369,454)	(1,382,825)
Institutional Class	(53,679,994)	(70,810,858)
Class R6	(2,472,316)	(628,235)
Net increase in shares	40,741,318	9,882,848

142 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$24.62	$23.61	$23.28	$25.42	$25.57
Income (loss) from investment operations:
Net investment income (loss)[a]	1.02	1.04	.87	.42	.34
Net gain (loss) on investments (realized and unrealized)	.08	1.03	.35	(2.04)	.01 [g]
Total from investment operations	1.10	2.07	1.22	(1.62)	.35
Less distributions from:
Net investment income	(1.01)	(1.06)	(.89)	(.43)	(.38)
Net realized gains	—	—	—	(.09)	(.12)
Total distributions	(1.01)	(1.06)	(.89)	(.52)	(.50)
Net asset value, end of period	$24.71	$24.62	$23.61	$23.28	$25.42

Total Return[b]	4.59%	8.96%	5.31%	(6.42%)	1.38%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$522,581	$454,152	$392,937	$549,667	$855,473
Ratios to average net assets:
Net investment income (loss)	4.18%	4.33%	3.70%	1.69%	1.32%
Total expenses[c]	0.77%	0.79%	0.80%	0.80%	0.79%
Net expenses[d,e,f]	0.72%	0.75%	0.75%	0.74%	0.74%
Portfolio turnover rate	49%	42%	28%	23%	80%

Class C	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$24.61	$23.59	$23.27	$25.41	$25.55
Income (loss) from investment operations:
Net investment income (loss)[a]	.84	.86	.70	.24	.15
Net gain (loss) on investments (realized and unrealized)	.07	1.04	.33	(2.04)	.02 [g]
Total from investment operations	.91	1.90	1.03	(1.80)	.17
Less distributions from:
Net investment income	(.83)	(.88)	(.71)	(.25)	(.19)
Net realized gains	—	—	—	(.09)	(.12)
Total distributions	(.83)	(.88)	(.71)	(.34)	(.31)
Net asset value, end of period	$24.69	$24.61	$23.59	$23.27	$25.41

Total Return[b]	3.78%	8.20%	4.48%	(7.13%)	0.67%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$45,428	$51,214	$53,465	$62,864	$90,205
Ratios to average net assets:
Net investment income (loss)	3.43%	3.58%	2.96%	0.96%	0.58%
Total expenses[c]	1.54%	1.55%	1.60%	1.58%	1.58%
Net expenses[d,e,f]	1.47%	1.50%	1.50%	1.49%	1.49%
Portfolio turnover rate	49%	42%	28%	23%	80%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 143

LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$24.62	$23.61	$23.28	$25.42	$25.57
Income (loss) from investment operations:
Net investment income (loss)[a]	1.03	1.04	.87	.42	.34
Net gain (loss) on investments (realized and unrealized)	.07	1.03	.35	(2.04)	.01 [g]
Total from investment operations	1.10	2.07	1.22	(1.62)	.35
Less distributions from:
Net investment income	(1.02)	(1.06)	(.89)	(.43)	(.38)
Net realized gains	—	—	—	(.09)	(.12)
Total distributions	(1.02)	(1.06)	(.89)	(.52)	(.50)
Net asset value, end of period	$24.70	$24.62	$23.61	$23.28	$25.42

Total Return	4.55%	8.96%	5.31%	(6.42%)	1.38%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$30,545	$29,561	$54,668	$80,735	$155,465
Ratios to average net assets:
Net investment income (loss)	4.18%	4.32%	3.69%	1.67%	1.33%
Total expenses[c]	0.89%	0.86%	0.82%	0.95%	0.83%
Net expenses[d,e,f]	0.72%	0.75%	0.75%	0.74%	0.74%
Portfolio turnover rate	49%	42%	28%	23%	80%

Institutional Class	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$24.62	$23.60	$23.28	$25.42	$25.56
Income (loss) from investment operations:
Net investment income (loss)[a]	1.09	1.10	.93	.49	.40
Net gain (loss) on investments (realized and unrealized)	.07	1.04	.34	(2.05)	.03 [g]
Total from investment operations	1.16	2.14	1.27	(1.56)	.43
Less distributions from:
Net investment income	(1.08)	(1.12)	(.95)	(.49)	(.45)
Net realized gains	—	—	—	(.09)	(.12)
Total distributions	(1.08)	(1.12)	(.95)	(.58)	(.57)
Net asset value, end of period	$24.70	$24.62	$23.60	$23.28	$25.42

Total Return	4.81%	9.28%	5.53%	(6.19%)	1.67%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,517,149	$3,567,952	$3,245,439	$3,907,125	$4,960,578
Ratios to average net assets:
Net investment income (loss)	4.43%	4.58%	3.96%	1.97%	1.58%
Total expenses[c]	0.55%	0.57%	0.59%	0.56%	0.56%
Net expenses[d,e,f]	0.47%	0.50%	0.50%	0.49%	0.49%
Portfolio turnover rate	49%	42%	28%	23%	80%

144 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class R6	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$24.61	$23.59	$23.26	$25.40	$25.55
Income (loss) from investment operations:
Net investment income (loss)[a]	1.10	1.11	1.00	.48	.40
Net gain (loss) on investments (realized and unrealized)	.07	1.05	.29	(2.04)	.02 [g]
Total from investment operations	1.17	2.16	1.29	(1.56)	.42
Less distributions from:
Net investment income	(1.09)	(1.14)	(.96)	(.49)	(.45)
Net realized gains	—	—	—	(.09)	(.12)
Total distributions	(1.09)	(1.14)	(.96)	(.58)	(.57)
Net asset value, end of period	$24.69	$24.61	$23.59	$23.26	$25.40

Total Return	4.87%	9.33%	5.60%	(6.19%)	1.64%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$378,595	$369,771	$308,179	$27,499	$44,232
Ratios to average net assets:
Net investment income (loss)	4.48%	4.63%	4.22%	1.94%	1.58%
Total expenses[c]	0.46%	0.49%	0.49%	0.49%	0.49%
Net expenses[d,e,f]	0.42%	0.46%	0.46%	0.49%	0.49%
Portfolio turnover rate	49%	42%	28%	23%	80%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	09/30/25	09/30/24	09/30/23	09/30/22	09/30/21
Class A	0.01%	0.01%	0.01%	0.00%*	—
Class C	0.00%*	0.01%	0.01%	—	—
Class P	0.01%	—	0.00%*	—	—
Institutional Class	0.00%*	0.01%	0.00%*	—	—
Class R6	—	0.00%*	0.02%	0.02%	0.01%

*	Less than 0.01%.

[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	09/30/25	09/30/24	09/30/23	09/30/22	09/30/21
Class A	0.72%	0.72%	0.72%	0.73%	0.73%
Class C	1.47%	1.47%	1.48%	1.48%	1.48%
Class P	0.72%	0.72%	0.72%	0.73%	0.73%
Institutional Class	0.47%	0.47%	0.47%	0.48%	0.48%
Class R6	0.42%	0.42%	0.44%	0.48%	0.48%

[g]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 145

CONSOLIDATED SCHEDULE OF INVESTMENTS	September 30, 2025
MACRO OPPORTUNITIES FUND

	Shares	Value
COMMON STOCKS† - 0.4%

Transport-Aircraft - 0.3%
FTAI Aircraft Leasing Offshore SPV (2025), LP*,†††,1	25,143,443	$25,143,443

Financial - 0.1%
Contra Mallinckro*,††	37,667	3,914,242
Checkers Holdings, Inc.*,†††	158,620	631,308
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,2	6,864,930	686
Endo Luxembourg Finance Co I SARL / Endo US, Inc.†††,3	4,400,000	440
Endo Luxembourg Finance Co I SARL / Endo US, Inc.†††,3	1,825,000	182
Total Financial		4,546,858

Industrial - 0.0%
API Heat Transfer Intermediate*,†††	743	968,129
YAK BLOCKER 2 LLC†††	74,424	61,062
YAK BLOCKER 2 LLC†††	68,788	56,437
BP Holdco LLC*,†††,1	37,539	30,686
Targus, Inc.†††	12,773	226
Vector Phoenix Holdings, LP*,†††	37,539	4
Targus, Inc.*,†††	12,773	1
Total Industrial		1,116,545

Consumer, Cyclical - 0.0%
SHO Holding I Corp.*,†††	1,150	903,398
Accuride Corp.*,†††,1	3,399,497	340
Accuride Liquidating Trust*,†††,1	209	—
Total Consumer, Cyclical		903,738

Consumer, Non-cyclical - 0.0%
WW International, Inc.*	29,885	817,654
Save-A-Lot*,†††	1,053,728	105
Total Consumer, Non-cyclical		817,759

Communications - 0.0%
Xplore, Inc.*,††	204,119	472,348

Energy - 0.0%
Permian Production Partners LLC*,†††	573,522	57

Total Common Stocks
(Cost $33,004,163)		33,000,748

PREFERRED STOCKS† - 4.2%
Financial - 3.3%
Citigroup, Inc.††
3.88%	30,600,000	30,317,314
6.88%	14,050,000	14,479,326
4.00%	13,100,000	13,049,004
6.75%	5,600,000	5,685,490
Goldman Sachs Group, Inc.††
4.13%	20,500,000	20,158,488
7.50%	13,600,000	14,358,064
6.85%	4,800,000	4,985,894
6.13%	4,250,000	4,313,380
Bank of America Corp.††
4.38%	13,850,000	13,622,709
6.25%	11,900,000	12,052,041
6.63%	11,550,000	12,017,648
6.13%	3,900,000	3,944,210
Wells Fargo & Co.††
3.90%	25,750,000	25,499,929
6.85%	8,250,000	8,669,843
Bank of New York Mellon Corp.††
3.75%	20,550,000	20,139,584
5.95%	1,650,000	1,668,422
JPMorgan Chase & Co.††
6.50%	20,000,000	20,702,680
Charles Schwab Corp.††
4.00%	18,700,000	17,547,384
State Street Corp.††
6.70%	9,590,000	10,013,188
6.45%	1,100,000	1,134,944
American National Group, Inc.
7.38%	369,000	9,265,590
Jackson Financial, Inc.
8.00%	284,000	7,398,200
CNO Financial Group, Inc.
5.13% due 11/25/60	321,950	6,500,171
Kuvare US Holdings, Inc.††
7.00% due 02/17/51[4]	5,755,000	5,727,836
Selective Insurance Group, Inc.
4.60%	246,000	4,563,300
First Republic Bank††
4.25%*	803,675	80
4.50%*	238,300	24
Total Financial		287,814,743

Government - 0.3%
CoBank ACB††
4.25%	20,000,000	19,476,604
7.13%	2,500,000	2,581,502
Farmer Mac
5.75%	272,820	6,146,362
Total Government		28,204,468

Communications - 0.3%
AT&T Mobility II LLC†††
6.80%*	27,000	27,721,474

Energy - 0.2%
Venture Global LNG, Inc.††
9.00%[4]	18,150,000	17,988,095

Utilities - 0.1%
NextEra Energy Capital Holdings, Inc.
6.50% due 06/01/85	248,975	6,411,106
Total Preferred Stocks
(Cost $395,879,922)		368,139,886

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	128,004	934

146 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

	Shares	Value
Pershing Square SPARC Holdings, Ltd.
Expiring 12/31/49*,†††,2	1,716,232	$172
Pershing Square Tontine Holdings, Ltd. — Class A
Expiring 07/24/25*,†††,2	762,770	76
Total Warrants
(Cost $296,403)		1,182

RIGHTS††† - 0.0%
Communications - 0.0%
Xplore, Inc.*	15,561	2
Total Rights
(Cost $—)		2

EXCHANGE-TRADED FUNDS***,† - 1.2%
iShares Silver Trust*	1,240,500	52,559,985
SPDR S&P 500 ETF Trust	61,000	40,636,980
iShares Core S&P 500 ETF[5]	16,000	10,708,800
Total Exchange-Traded Funds
(Cost $88,677,333)		103,905,765

MUTUAL FUNDS† - 3.6%
Guggenheim Limited Duration Fund — Class R6[1]	5,704,471	140,843,401
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	5,533,892	55,726,292
NAA Risk Managed Real Estate Fund[18]	1,133,235	37,453,409
NAA Opportunity Fund[18]	1,032,035	31,353,221
Guggenheim Strategy Fund III[1]	1,136,212	28,348,479
Guggenheim Strategy Fund II1	974,067	24,234,787
Total Mutual Funds
(Cost $311,001,217)		317,959,589

MONEY MARKET FUNDS***,† - 3.8%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.00%[6]	327,643,955	327,643,955
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 3.98%[6]	6,624,585	6,624,585
Goldman Sachs U.S. Treasury Liquid Reserves Fund - Institutional Class, 1.00%[6]	2,780,293	2,780,293
Total Money Market Funds
(Cost $337,048,833)		337,048,833

	Face Amount~
CORPORATE BONDS†† - 28.8%
Financial - 10.8%
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31[4]	33,375,000	35,006,779
6.13% due 11/01/32[4]	5,000,000	5,067,796
Pershing Square Holdings Ltd.
3.25% due 10/01/31[4]	31,500,000	28,082,688
3.25% due 11/15/30	11,580,000	10,659,193

Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[4]	21,650,000	20,217,718
2.88% due 10/15/26[4]	9,250,000	9,060,644
American National Group, Inc.
6.00% due 07/15/35	16,275,000	16,614,373
7.00% due 12/01/55[7]	7,550,000	7,780,864
5.00% due 06/15/27	4,813,000	4,852,531
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	22,640,000	21,669,149
5.30% due 01/15/29	6,950,000	7,077,102
Wilton RE Ltd.
6.00%[4,7,8]	27,267,000	27,108,846
Liberty Mutual Group, Inc.
4.30% due 02/01/61[4]	36,940,000	23,258,974
UWM Holdings LLC
6.25% due 03/15/31[4]	16,385,000	16,306,964
6.63% due 02/01/30[4]	6,500,000	6,612,341
Host Hotels & Resorts, LP
3.50% due 09/15/30	24,000,000	22,532,554
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[4]	23,000,000	22,222,248
Fidelis Insurance Holdings Ltd.
7.75% due 06/15/55[7]	20,500,000	21,899,043
CBS Studio Center
7.18% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 01/09/26◊,†††	22,000,000	21,842,351
Equitable Holdings, Inc.
6.70% due 03/28/55[7]	20,500,000	21,366,412
Encore Capital Group, Inc.
8.50% due 05/15/30[4]	12,100,000	12,849,547
9.25% due 04/01/29[4]	4,450,000	4,695,462
6.63% due 04/15/31[4]	3,800,000	3,788,942
OneMain Finance Corp.
6.13% due 05/15/30	11,360,000	11,504,102
4.00% due 09/15/30	7,250,000	6,739,282
7.88% due 03/15/30	2,225,000	2,354,395
7.13% due 03/15/26	698,000	704,308
FS KKR Capital Corp.
3.25% due 07/15/27	21,000,000	20,293,608
PennyMac Financial Services, Inc.
7.13% due 11/15/30[4]	9,275,000	9,657,705
6.75% due 02/15/34[4]	6,500,000	6,630,559
7.88% due 12/15/29[4]	3,675,000	3,900,266
LPL Holdings, Inc.
4.00% due 03/15/29[4]	14,788,000	14,461,713
4.38% due 05/15/31[4]	5,500,000	5,324,271
MidCap Funding XLVI Trust
6.72% (1 Month Term SOFR + 2.50%, Rate Floor: 0.00%) due 04/15/28◊,†††	19,600,000	19,600,000
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
6.50% due 10/01/31[4]	14,770,000	15,101,330
7.00% due 01/15/31[4]	3,475,000	3,590,468

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 147

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Mitsubishi UFJ Financial Group, Inc.
5.42% due 02/22/29[7]		18,050,000	$18,565,171
Starwood Property Trust, Inc.
4.38% due 01/15/27[4]		17,600,000	17,448,869
Kennedy-Wilson, Inc.
5.00% due 03/01/31		18,169,000	16,901,033
4.75% due 02/01/30		250,000	233,425
Sherwood Financing plc
7.63% due 12/15/29[4]	EUR	12,190,000	13,786,648
7.51% (3 Month EURIBOR + 5.50%, Rate Floor: 0.00%) due 12/15/29◊		EUR 2,882,000	3,262,197
Global Atlantic Finance Co.
4.70% due 10/15/51[4,7]		11,350,000	11,180,811
7.95% due 06/15/33[4]		4,139,000	4,796,304
Focus Financial Partners LLC
6.75% due 09/15/31[4]		14,685,000	15,039,173
SLM Corp.
3.13% due 11/02/26		14,787,000	14,486,016
Meiji Yasuda Life Insurance Co.
6.10% due 06/11/55[4,7]		13,650,000	14,202,334
Belrose Funding Trust II
6.79% due 05/15/55[4]		13,050,000	14,132,330
Hunt Companies, Inc.
5.25% due 04/15/29[4]		13,700,000	13,356,748
Hampton Roads PPV LLC
6.62% due 06/15/53†††,4		16,345,000	13,144,892
Lloyds Banking Group plc
5.87% due 03/06/29[7]		12,100,000	12,551,040
United Wholesale Mortgage LLC
5.50% due 11/15/25[4]		6,300,000	6,297,742
5.75% due 06/15/27[4]		4,550,000	4,547,459
5.50% due 04/15/29[4]		1,715,000	1,691,425
First American Financial Corp.
4.00% due 05/15/30		11,760,000	11,367,932
Allianz SE
6.55%[4,7,8]		11,000,000	11,356,400
QTS Good News Facility
7.34% (SOFR + 3.00%, Rate Floor: 0.00%) due 10/09/28◊,†††		11,237,315	11,237,315
CrossCountry Intermediate HoldCo LLC
6.50% due 10/01/30[4]		10,975,000	11,015,385
Kane Bidco Ltd.
5.70% (3 Month EURIBOR + 3.75%, Rate Floor: 0.00%) due 07/15/32◊,4		EUR 5,825,000	6,883,166
8.25% due 06/30/31[4]		GBP 2,850,000	3,890,824
Galaxy Bidco Ltd.
8.13% due 12/19/29[4]		GBP 7,500,000	10,439,345
Enstar Group Ltd.
7.50% due 04/01/45[4,7]		9,650,000	10,064,120
Nationstar Mortgage Holdings, Inc.
5.00% due 02/01/26[4]		9,810,000	9,810,000
Dai-ichi Life Insurance Company Ltd.
6.20%[4,7,8]		8,150,000	8,471,615
Farmers Insurance Exchange
7.00% due 10/15/64[4,7]		7,830,000	8,127,541
Ascot Group Ltd.
6.35% due 06/15/35[4,7]		7,450,000	7,765,569
Iron Mountain, Inc.
4.75% due 01/15/34[4]		EUR 6,550,000	7,708,372
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[4]		7,150,000	7,395,131
Nassau Companies of New York
7.88% due 07/15/30[4]		7,125,000	7,276,869
Stewart Information Services Corp.
3.60% due 11/15/31		7,788,000	6,976,480
Rocket Companies, Inc.
6.38% due 08/01/33[4]		6,750,000	6,966,769
Nippon Life Insurance Co.
6.50% due 04/30/55[4,7]		6,450,000	6,944,954
Americo Life, Inc.
3.45% due 04/15/31[4]		7,470,000	6,736,406
Toronto-Dominion Bank
8.13% due 10/31/82[7]		6,300,000	6,658,664
Dyal IV Issuer A
3.65% due 02/22/41†††		7,117,500	6,451,437
Jones Deslauriers Insurance Management, Inc.
6.88% due 10/01/33[4]		6,325,000	6,291,845
PartnerRe Finance B LLC
4.50% due 10/01/50[7]		6,460,000	6,095,208
Blue Owl IV SR SEC A
5.94% due 09/04/45†††		5,746,000	5,746,000
CNO Financial Group, Inc.
6.45% due 06/15/34		5,200,000	5,518,102
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[4]		5,303,000	5,351,262
Blue Owl IV SR SEC B
5.94% due 09/04/45†††		5,304,000	5,304,000
Walker & Dunlop, Inc.
6.63% due 04/01/33[4]		5,125,000	5,241,064
Fortitude Group Holdings LLC
6.25% due 04/01/30[4]		4,950,000	5,139,578
Bank of Nova Scotia
8.63% due 10/27/82[7]		4,650,000	4,941,146
Ryan Specialty LLC
5.88% due 08/01/32[4]		4,648,000	4,699,993
Reinsurance Group of America, Inc.
6.65% due 09/15/55[7]		4,460,000	4,681,622
Sumitomo Life Insurance Co.
5.88% due 09/10/55[4,7]		4,000,000	4,072,424
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[4]		5,173,000	4,043,245
Dyal IV Issuer B
3.65% due 02/22/41†††		3,832,500	3,473,850
Symetra Life Insurance Co.
6.55% due 10/01/55[4]		3,250,000	3,447,828
Rfna, LP
7.88% due 02/15/30[4]		3,025,000	3,082,065
Accident Fund Insurance Company of America
8.50% due 08/01/32[4]		3,000,000	3,025,908
Citadel Securities Global Holdings LLC
6.20% due 06/18/35[4]		2,850,000	2,993,855
Prudential Financial, Inc.
5.13% due 03/01/52[7]		2,750,000	2,759,961

148 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Osaic Holdings, Inc.
6.75% due 08/01/32[4]	2,650,000	$2,737,015
Blue Owl Capital GP Stakes V A-1 B
7.11% due 08/22/43†††	2,505,000	2,558,374
Blue Owl Capital GP Stakes V A-1 A
7.11% due 08/22/43†††	2,495,000	2,548,161
Aspen Insurance Holdings Ltd.
5.75% due 07/01/30	2,425,000	2,538,083
Atlas Mara Ltd.
due 12/31/21†††,3,9	1,183,303	1
Total Financial		955,893,029

Communications - 3.1%
British Telecommunications plc
4.88% due 11/23/81[4,7]	28,200,000	27,048,935
4.25% due 11/23/81[4,7]	5,250,000	5,202,707
McGraw-Hill Education, Inc.
8.00% due 08/01/29[4]	22,634,000	23,050,896
5.75% due 08/01/28[4]	4,600,000	4,597,298
Bell Telephone Company of Canada or Bell Canada
6.88% due 09/15/55[7]	21,020,000	21,806,779
AMC Networks, Inc.
10.50% due 07/15/32[4]	18,150,000	19,192,445
10.25% due 01/15/29[4]	2,125,000	2,239,219
4.25% due 02/15/29	238,000	207,060
Altice France S.A.
5.13% due 07/15/29[4]	13,250,000	11,315,500
5.50% due 10/15/29[4]	11,760,000	10,171,651
Rogers Communications, Inc.
7.00% due 04/15/55[7]	19,450,000	20,276,644
Sunrise FinCo I B.V.
4.88% due 07/15/31[4]	20,200,000	19,243,530
Level 3 Financing, Inc.
4.50% due 04/01/30[4]	18,794,000	17,173,018
TELUS Corp.
6.63% due 10/15/55[7]	7,850,000	8,081,656
7.00% due 10/15/55[7]	6,350,000	6,695,548
CSC Holdings LLC
4.13% due 12/01/30[4]	20,672,000	13,537,162
4.63% due 12/01/30[4]	2,715,000	952,548
Vodafone Group plc
5.13% due 06/04/81[7]	16,875,000	13,299,810
Virgin Media Finance plc
5.00% due 07/15/30[4]	11,400,000	10,588,408
Sirius XM Radio LLC
4.13% due 07/01/30[4]	8,900,000	8,347,395
3.13% due 09/01/26[4]	1,550,000	1,528,612
Paramount Global
5.25% due 04/01/44	6,271,000	5,153,222
5.90% due 10/15/40	2,332,000	2,141,963
4.90% due 08/15/44	1,797,000	1,447,494
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28[4]	7,000,000	6,943,861
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 06/01/33[4]	6,270,000	5,574,411
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[4]	3,650,000	3,575,357
Match Group Holdings II LLC
6.13% due 09/15/33[4]	2,500,000	2,521,963
Ziggo B.V.
4.88% due 01/15/30[4]	1,685,000	1,590,399
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	2,244,000	1,519,844
Time Warner Cable LLC
4.50% due 09/15/42	1,085,000	871,773
Zayo Group Holdings, Inc.
9.25% due 03/09/30[4]	516,170	494,233
Total Communications		276,391,341

Industrial - 3.0%
AP Grange Holdings LLC
6.50% due 03/20/45†††	43,700,000	46,103,500
5.00% due 03/20/45†††	4,900,000	5,096,000
Terminal Investment Limited Holding
6.23% due 10/01/40†††	20,000,000	20,209,982
Homestead Spe Issuer LLC
7.21% due 04/01/55†††	18,000,000	18,464,458
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[4]	17,160,000	16,626,463
AmeriTex HoldCo Intermediate LLC
7.63% due 08/15/33[4]	15,090,000	15,705,499
XPO, Inc.
6.25% due 06/01/28[4]	14,085,000	14,352,381
Lottomatica Group SpA
4.88% due 01/31/31[4]	EUR 10,750,000	13,006,892
Standard Building Solutions, Inc.
6.25% due 08/01/33[4]	12,200,000	12,363,299
New Enterprise Stone & Lime Company, Inc.
5.25% due 07/15/28[4]	5,870,000	5,815,828
9.75% due 07/15/28[4]	5,350,000	5,361,873
Flowserve Corp.
3.50% due 10/01/30	8,607,000	8,202,874
2.80% due 01/15/32	1,799,000	1,592,740
Miter Brands Acquisition Holdco Incorporated / MIWD Borrower LLC
6.75% due 04/01/32[4]	7,455,000	7,658,171
Deuce FinCo plc
5.50% due 06/15/27[4]	GBP 5,350,000	7,181,978
Atkore, Inc.
4.25% due 06/01/31[4]	7,700,000	7,176,256
GrafTech Finance, Inc.
4.63% due 12/23/29[4]	10,000,000	7,003,166
Hope Gas Holdings LLC
6.18% due 09/01/37†††	3,900,000	3,933,288
6.08% due 09/01/35†††	2,600,000	2,623,740
Enviri Corp.
5.75% due 07/31/27[4]	5,885,000	5,837,267
GrafTech Global Enterprises, Inc.
9.88% due 12/23/29[4]	6,520,000	5,558,300

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 149

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Builders FirstSource, Inc.
6.75% due 05/15/35[4]	3,880,000	$4,051,234
6.38% due 06/15/32[4]	800,000	826,921
Waste Pro USA, Inc.
7.00% due 02/01/33[4]	4,520,000	4,681,803
Boots Group Finco, LP
7.38% due 08/31/32[4]	GBP 1,500,000	2,055,175
5.38% due 08/31/32[4]	EUR 1,600,000	1,932,841
Boeing Co.
6.53% due 05/01/34	3,250,000	3,592,765
TK Elevator US Newco, Inc.
5.25% due 07/15/27[4]	3,000,000	2,989,393
TransDigm, Inc.
6.25% due 01/31/34[4]	2,865,000	2,946,420
AP Grange Holdings LLC Deferral
6.50% due 03/20/45†††	2,844,709	2,844,709
Emerald Debt Merger Sub LLC
6.38% due 12/15/30	EUR 1,900,000	2,330,901
AAR Escrow Issuer LLC
6.75% due 03/15/29[4]	1,975,000	2,033,114
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50% due 02/01/32[4]	1,500,000	1,515,519
FedEx Corp.
4.75% due 11/15/45	1,286,000	1,111,191
3.88% due 08/01/42[4]	285,000	223,604
Amsted Industries, Inc.
6.38% due 03/15/33[4]	254,000	260,701
Total Industrial		263,270,246

Energy - 2.9%
BP Capital Markets plc
4.88%[7,8]	26,079,000	25,894,674
6.13%[7,8]	4,125,000	4,272,473
CVR Energy, Inc.
8.50% due 01/15/29[4]	20,090,000	20,533,145
5.75% due 02/15/28[4]	3,070,000	3,022,803
Parkland Corp.
4.63% due 05/01/30[4]	20,000,000	19,445,254
ITT Holdings LLC
6.50% due 08/01/29[4]	19,477,000	19,148,513
Midwest Connector Capital Company LLC
4.63% due 04/01/29[4]	18,763,000	18,844,626
Occidental Petroleum Corp.
7.95% due 06/15/39	12,735,000	14,940,409
4.50% due 07/15/44	2,850,000	2,263,584
Cheniere Energy Partners, LP
5.75% due 08/15/34	16,340,000	16,986,891
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.88% due 01/15/29	10,145,000	10,334,550
4.88% due 02/01/31	5,000,000	5,014,604
Venture Global LNG, Inc.
9.50% due 02/01/29[4]	8,700,000	9,587,617
9.88% due 02/01/32[4]	3,000,000	3,266,170
Global Partners Limited Partnership / GLP Finance Corp.
6.88% due 01/15/29	7,750,000	7,817,626
8.25% due 01/15/32[4]	2,200,000	2,320,261
7.13% due 07/01/33[4]	2,120,000	2,172,964
Kinetik Holdings, LP
5.88% due 06/15/30[4]	6,100,000	6,135,478
6.63% due 12/15/28[4]	4,307,000	4,420,800
Buckeye Partners, LP
6.88% due 07/01/29[4]	9,684,000	10,036,226
HF Sinclair Corp.
5.50% due 09/01/32	8,600,000	8,741,763
CQP Holdco Limited Partnership / BIP-V Chinook Holdco LLC
7.50% due 12/15/33[4]	6,550,000	7,108,060
Venture Global Plaquemines LNG LLC
7.50% due 05/01/33[4]	5,640,000	6,232,256
Vnom Sub, Inc.
5.38% due 11/01/27[4]	5,851,000	5,852,024
NuStar Logistics, LP
6.38% due 10/01/30	4,586,000	4,749,234
5.63% due 04/28/27	450,000	452,761
TransMontaigne Partners LLC
8.50% due 06/15/30[4]	3,450,000	3,594,970
Phillips 66 Co.
6.20% due 03/15/56[7]	1,718,000	1,722,596
5.88% due 03/15/56[7]	1,718,000	1,704,479
Venture Global Calcasieu Pass LLC
3.88% due 11/01/33[4]	2,198,000	1,980,453
4.13% due 08/15/31[4]	760,000	717,325
3.88% due 08/15/29[4]	510,000	488,751
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
4.70% due 06/15/44	2,450,000	2,078,298
Rockies Express Pipeline LLC
6.88% due 04/15/40[4]	1,925,000	1,981,218
ONEOK, Inc.
7.15% due 01/15/51	1,740,000	1,949,539
Sunoco, LP
7.25% due 05/01/32[4]	1,500,000	1,574,221
MPLX, LP
5.65% due 03/01/53	1,390,000	1,311,982
Sunoco Limited Partnership / Sunoco Finance Corp.
6.00% due 04/15/27	125,000	124,953
Total Energy		258,823,551

Consumer, Cyclical - 2.5%
Intralot Capital Luxembourg S.A.
6.57% (3 Month EURIBOR + 4.50%, Rate Floor: 0.00%) due 10/15/31◊,4	EUR 10,050,000	11,826,071
6.75% due 10/15/31[4]	EUR 6,100,000	7,216,980
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.38% due 04/01/26[4]	16,778,000	16,608,946

150 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[4]	13,150,000	$12,512,095
5.88% due 03/01/27	660,000	658,105
Flutter Treasury DAC
6.13% due 06/04/31[4]	GBP 9,000,000	12,198,877
PetSmart LLC / PetSmart Finance Corp.
7.50% due 09/15/32[4]	9,750,000	9,764,491
JB Poindexter & Company, Inc.
8.75% due 12/15/31[4]	9,275,000	9,714,199
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[4]	9,333,000	8,795,638
Newell Brands, Inc.
6.38% due 05/15/30	8,300,000	8,223,595
Air Canada
4.63% due 08/15/29[4]	CAD 5,550,000	3,979,817
3.88% due 08/15/26[4]	3,364,000	3,333,470
QuickTop HoldCo AB
6.53% (3 Month EURIBOR + 4.50%, Rate Floor: 0.00%) due 03/31/30◊	EUR 6,000,000	7,207,553
TVL Finance plc
5.73% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 06/30/30◊	EUR 6,150,000	7,091,602
Hyatt Hotels Corp.
5.75% due 04/23/30	6,530,000	6,792,039
Penn Entertainment, Inc.
4.13% due 07/01/29[4]	6,975,000	6,537,783
ONE Hotels GmbH
7.75% due 04/02/31[4]	EUR 5,150,000	6,524,994
Hanesbrands, Inc.
9.00% due 02/15/31[4]	6,100,000	6,456,197
British Airways Class A Pass Through Trust
4.25% due 11/15/32[4]	6,355,078	6,194,103
Six Flags Entertainment Corporation /Six Flags Theme Parks Incorporated/ Canada’s Wonderland Co.
6.63% due 05/01/32[4]	5,450,000	5,552,531
AccorInvest Group S.A.
5.63% due 05/15/32[4]	EUR 2,850,000	3,450,677
5.79% (3 Month EURIBOR + 3.75%, Rate Floor: 0.00%) due 05/15/32◊,4	EUR 1,400,000	1,658,065
QXO Building Products, Inc.
6.75% due 04/30/32[4]	4,875,000	5,047,556
NCL Corporation Ltd.
5.88% due 01/15/31[4]	2,500,000	2,499,906
6.25% due 09/15/33[4]	2,200,000	2,211,387
Superior Plus Limited Partnership / Superior General Partner, Inc.
4.50% due 03/15/29[4]	4,800,000	4,631,123
American Airlines Class AA Pass Through Trust
3.58% due 01/15/28	1,862,792	1,825,282
3.35% due 10/15/29	993,831	958,240
3.65% due 02/15/29	876,233	851,288
3.15% due 02/15/32	841,881	788,235
Beach Acquisition Bidco, LLC
5.25% due 07/15/32[4]	EUR 3,450,000	4,152,815
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[4]	3,052,000	3,166,747
7.25% due 04/30/30	EUR 540,000	666,582
Whirlpool Corp.
4.50% due 06/01/46	3,953,000	3,016,040
4.60% due 05/15/50	990,000	740,027
Station Casinos LLC
4.63% due 12/01/31[4]	3,800,000	3,584,596
Essendi SA
5.38% due 05/15/30[4]	EUR 2,850,000	3,445,085
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[4]	3,500,000	3,253,996
William Carter Co.
5.63% due 03/15/27[4]	2,300,000	2,301,382
Clarios Global Limited Partnership / Clarios US Finance Co.
6.75% due 02/15/30[4]	1,050,000	1,084,660
4.75% due 06/15/31[4]	EUR 750,000	897,290
Magna International, Inc.
5.88% due 06/01/35	1,670,000	1,762,445
New Flyer Holdings, Inc.
9.25% due 07/01/30[4]	1,625,000	1,739,349
United Airlines, Inc.
4.63% due 04/15/29[4]	1,700,000	1,673,971
Deuce FinCo plc
5.50% due 06/15/27	GBP 1,200,000	1,610,911
Acushnet Co.
7.38% due 10/15/28[4]	1,500,000	1,555,252
Crocs, Inc.
4.13% due 08/15/31[4]	1,100,000	1,007,762
United Airlines Class AA Pass Through Trust
4.15% due 08/25/31	824,797	804,729
Air Canada Class A Pass Through Trust
5.25% due 04/01/29[4]	616,002	629,879
Live Nation Entertainment, Inc.
6.50% due 05/15/27[4]	571,000	576,282
Hilton Domestic Operating Company, Inc.
5.75% due 05/01/28[4]	525,000	525,639
Caesars Entertainment, Inc.
6.50% due 02/15/32[4]	400,000	407,995
Total Consumer, Cyclical		219,714,279

Consumer, Non-cyclical - 2.3%
Darling Global Finance B.V.
4.50% due 06/15/32[4]	EUR 15,800,000	18,731,927
Bausch Health Companies, Inc.
4.88% due 06/01/28[4]	15,650,000	14,006,750
DaVita, Inc.
4.63% due 06/01/30[4]	8,678,000	8,316,899
3.75% due 02/15/31[4]	4,892,000	4,480,574
AZ Battery Property LLC
6.73% due 02/20/46†††	11,600,000	11,325,267

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 151

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Verisure Holding AB
5.50% due 05/15/30[4]	EUR 7,450,000	$9,080,325
Sotheby’s/Bidfair Holdings, Inc.
5.88% due 06/01/29[4]	9,400,000	8,565,103
JBS USA Holding Lux SARL/ JBS USA Food Company/ JBS Lux Co SARL
4.38% due 02/02/52	6,500,000	5,110,406
3.75% due 12/01/31	3,400,000	3,211,965
CVS Health Corp.
7.00% due 03/10/55[7]	7,770,000	8,156,503
Nobel Bidco B.V.
3.13% due 06/15/28	EUR 7,050,000	8,088,518
BCP V Modular Services Finance II plc
4.75% due 10/30/28[4]	EUR 7,000,000	7,868,957
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[4]	6,861,000	6,669,389
5.75% due 04/15/26[4]	672,000	674,752
Becle, SAB de CV
2.50% due 10/14/31[4]	7,650,000	6,609,711
Smithfield Foods, Inc.
3.00% due 10/15/30[4]	7,000,000	6,395,340
Herc Holdings, Inc.
7.00% due 06/15/30[4]	3,390,000	3,521,281
7.25% due 06/15/33[4]	2,370,000	2,474,048
6.63% due 06/15/29[4]	175,000	179,813
Sammontana Italia SpA
5.78% (3 Month EURIBOR + 3.75%, Rate Floor: 0.00%) due 10/15/31◊,4	EUR 4,900,000	5,771,037
Boost Newco Borrower LLC
7.50% due 01/15/31[4]	5,275,000	5,596,216
Central Garden & Pet Co.
4.13% due 04/30/31[4]	5,300,000	4,944,827
Block, Inc.
6.00% due 08/15/33[4]	4,590,000	4,700,344
TriNet Group, Inc.
7.13% due 08/15/31[4]	4,465,000	4,612,019
CPI CG, Inc.
10.00% due 07/15/29[4]	4,357,000	4,568,363
Graham Holdings Co.
5.75% due 06/01/26[4]	4,561,000	4,559,141
Carriage Services, Inc.
4.25% due 05/15/29[4]	4,805,000	4,552,226
CAB SELAS
3.38% due 02/01/28[4]	EUR 4,100,000	4,509,043
Perrigo Finance Unlimited Co.
5.38% due 09/30/32	EUR 3,550,000	4,309,134
US Foods, Inc.
6.88% due 09/15/28[4]	3,875,000	3,993,777
Albion Financing 1 SARL
5.38% due 05/21/30[4]	EUR 3,250,000	3,958,955
Albion Financing 1 SARL / Aggreko Holdings, Inc.
7.00% due 05/21/30[4]	3,000,000	3,102,900
5.38% due 05/21/30	EUR 400,000	487,256
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[4]	3,566,000	3,474,192
Nidda Healthcare Holding GmbH
5.79% (3 Month EURIBOR + 3.75%, Rate Floor: 0.00%) due 10/23/30◊	EUR 1,600,000	1,892,027
Upbound Group, Inc.
6.38% due 02/15/29[4]	1,450,000	1,430,945
Altria Group, Inc.
4.45% due 05/06/50	1,670,000	1,353,884
Belron UK Finance plc
4.63% due 10/15/29[4]	EUR 700,000	843,635
Acadia Healthcare Company, Inc.
7.38% due 03/15/33[4]	600,000	622,913
AMN Healthcare, Inc.
4.63% due 10/01/27[4]	620,000	619,752
Tenet Healthcare Corp.
5.13% due 11/01/27	550,000	548,991
Darling Ingredients, Inc.
5.25% due 04/15/27[4]	200,000	199,504
Total Consumer, Non-cyclical		204,118,609

Basic Materials - 1.7%
WR Grace Holdings LLC
6.63% due 08/15/32[4]	16,120,000	15,939,134
SNF Group S.A.
4.50% due 03/15/32[4]	EUR 12,500,000	15,053,797
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[4]	10,375,000	10,366,632
9.50% due 07/15/28[4]	EUR 3,500,000	4,313,146
Novelis Corp.
6.38% due 08/15/33[4]	12,575,000	12,704,971
Kaiser Aluminum Corp.
4.50% due 06/01/31[4]	13,250,000	12,488,528
SK Invictus Intermediate II SARL
5.00% due 10/30/29[4]	11,525,000	11,280,181
Compass Minerals International, Inc.
8.00% due 07/01/30[4]	10,485,000	10,958,681
Carpenter Technology Corp.
6.38% due 07/15/28	8,315,000	8,332,711
Minerals Technologies, Inc.
5.00% due 07/01/28[4]	8,060,000	7,898,844
Alcoa Nederland Holding B.V.
6.13% due 05/15/28[4]	7,450,000	7,468,625
Corporation Nacional del Cobre de Chile
6.78% due 01/13/55[4]	6,950,000	7,455,960
Alumina Pty Ltd.
6.38% due 09/15/32[4]	6,700,000	6,868,404
Novelis Sheet Ingot GmbH
3.38% due 04/15/29[4]	EUR 4,500,000	5,144,607
Arsenal AIC Parent LLC
8.00% due 10/01/30[4]	3,800,000	4,023,429
Dow Chemical Co.
6.90% due 05/15/53	1,950,000	2,083,465
HB Fuller Co.
4.25% due 10/15/28	1,750,000	1,701,663

152 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Mirabela Nickel Ltd.
due 06/24/19†††,3,9	1,885,418	$4,713
Total Basic Materials		144,087,491

Utilities - 1.4%
PacifiCorp
7.38% due 09/15/55[7]	20,410,000	21,488,111
ContourGlobal Power Holdings S.A.
5.00% due 02/28/30[4]	EUR 6,700,000	8,053,495
6.75% due 02/28/30[4]	4,800,000	4,985,952
Algonquin Power & Utilities Corp.
5.37% due 06/15/26	12,300,000	12,388,463
QTS Corp.
5.42% due 08/21/32†††	10,800,000	10,802,390
Dominion Energy, Inc.
6.20% due 02/15/56[7]	5,725,000	5,762,463
6.00% due 02/15/56[7]	3,950,000	3,978,259
AES Corp.
3.95% due 07/15/30[4]	7,554,000	7,294,354
2.45% due 01/15/31	2,426,000	2,172,584
Alexander Funding Trust II
7.47% due 07/31/28[4]	7,750,000	8,286,824
Terraform Global Operating, LP
6.13% due 03/01/26[4]	8,138,000	8,035,139
NRG Energy, Inc.
7.00% due 03/15/33[4]	6,950,000	7,684,601
CMS Energy Corp.
6.50% due 06/01/55[7]	6,710,000	6,947,192
NextEra Energy Capital Holdings, Inc.
6.38% due 08/15/55[7]	6,676,000	6,932,098
Sierra Pacific Power Co.
6.20% due 12/15/55[7]	5,950,000	5,955,290
Southern Co.
3.75% due 09/15/51[7]	1,138,000	1,122,824
Total Utilities		121,890,039

Technology - 1.1%
TeamSystem SpA
5.19% (3 Month EURIBOR + 3.25%, Rate Floor: 0.00%) due 07/01/32◊,4	EUR 17,700,000	20,807,397
5.53% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/31/31◊,4	EUR 350,000	412,184
Qorvo, Inc.
3.38% due 04/01/31[4]	9,225,000	8,475,767
4.38% due 10/15/29	7,833,000	7,678,152
Dye & Durham Ltd.
8.63% due 04/15/29[4]	16,098,000	15,918,948
Oracle Corp.
5.20% due 09/26/35	6,900,000	6,937,994
5.88% due 09/26/45	2,750,000	2,757,466
5.95% due 09/26/55	2,750,000	2,741,541
4.80% due 09/26/32	1,375,000	1,376,653
Xerox Corp.
10.25% due 10/15/30[4]	8,800,000	8,939,357
Capstone Borrower, Inc.
8.00% due 06/15/30[4]	5,325,000	5,568,837
Cloud Software Group, Inc.
6.50% due 03/31/29[4]	5,300,000	5,347,808
Fair Isaac Corp.
6.00% due 05/15/33[4]	3,615,000	3,659,982
5.25% due 05/15/26[4]	1,375,000	1,374,796
SS&C Technologies, Inc.
5.50% due 09/30/27[4]	1,570,000	1,567,288
Playtika Holding Corp.
4.25% due 03/15/29[4]	1,609,000	1,477,175
MSCI, Inc.
3.88% due 02/15/31[4]	883,000	846,038
Total Technology		95,887,383

Total Corporate Bonds
(Cost $2,568,463,843)		2,540,075,968

SENIOR FLOATING RATE INTERESTS††,◊ - 21.9%
Consumer, Cyclical - 6.1%
Zephyr Bidco Ltd.
9.47% (1 Month GBP SONIA + 5.50%, Rate Floor: 5.50%) due 07/20/28	GBP 20,850,000	28,070,511
Peer Holding III BV
6.50% (6 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 07/01/31	10,341,850	10,344,022
due 09/25/32	EUR 5,000,000	5,878,640
6.50% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 10/28/30	3,447,500	3,448,362
5.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 11/26/31	EUR 1,000,000	1,177,266
4.75% (3 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 07/01/31	EUR 1,000,000	1,176,045
FR Refuel LLC
9.03% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 11/08/28	20,864,754	20,656,106
B&B Hotels
5.66% (1 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/21/31	EUR 16,996,376	19,923,241
Pacific Bells LLC
7.75% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/13/28	19,332,618	19,396,995
Upbound Group, Inc.
6.88% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 08/12/32	19,383,898	19,335,438
Caesars Entertainment, Inc.
6.41% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 02/06/31	10,051,207	10,017,737
6.41% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 02/06/30	8,784,431	8,754,652
MB2 Dental Solutions LLC
9.66% (1 Month Term SOFR + 5.50%, Rate Floor: 6.25%) due 02/13/31†††	18,678,462	18,606,730
Grant Thornton Advisors LLC
6.66% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 06/02/31	7,305,312	7,255,563
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 05/30/31	6,000,000	5,986,200
due 09/11/32	EUR 4,550,000	5,345,555

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 153

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Fertitta Entertainment LLC
7.41% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 01/27/29	18,586,402	$18,553,690
QSRP Finco B.V.
6.07% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 06/19/31	EUR 15,200,000	17,963,523
Citrin Cooperman Advisors LLC
7.00% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/01/32	16,580,303	16,492,262
Tipico
5.37% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 05/18/28	EUR 6,900,000	8,112,524
5.37% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 05/22/28	EUR 6,850,000	8,065,320
Allwyn Entertainment Financing US LLC
4.91% (1 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 03/19/32	EUR 11,900,000	13,986,133
6.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 06/11/31	1,945,498	1,940,634
Clarios Global, LP
5.16% (1 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 01/28/32	EUR 7,400,000	8,724,110
4.91% (1 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 07/16/31	EUR 4,810,000	5,661,691
6.66% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/06/30	1,161,225	1,160,134
Betclic Everest Group SAS
6.09% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 12/09/31	EUR 13,150,000	15,538,031
Alexander Mann
10.47% (1 Month SOFR + 6.00%, Rate Floor: 6.00%) due 06/29/27	15,744,633	14,957,401
Shilton BidCo Ltd.
5.75% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 01/14/30	EUR 11,800,000	13,871,374
Restaurant Brands
5.60% (3 Month EURIBOR + 3.60%, Rate Floor: 3.60%) due 10/23/31	EUR 10,600,000	12,492,342
PHM Group Holding OY
5.46% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 04/22/32	EUR 10,000,000	11,759,159
Drive Bidco B.V.
5.72% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 07/23/31	EUR 8,800,000	10,327,083
Tortuga Resorts GHD LLC
due 08/13/32	9,465,000	9,470,963
Eagle Bidco Ltd.
5.65% (1 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 02/27/32	EUR 8,000,000	9,444,998
Socotec Holding
7.37% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/02/31	8,863,500	8,904,095
Oil Changer Holding Corp.
11.06% ((3 Month Term SOFR + 6.75%) and (6 Month Term SOFR + 6.75%), Rate Floor: 7.75%) due 02/08/27†††	8,867,463	8,867,463
Belron Finance US LLC
6.74% (3 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 10/16/31	8,624,825	8,662,602
The Facilities Group
10.06% (3 Month Term SOFR + 5.75%, Rate Floor: 6.75%) due 11/30/27†††	8,244,482	8,139,866
NFM & J LLC
10.16% (3 Month Term SOFR + 5.75%, Rate Floor: 6.75%) due 11/30/27†††	8,110,307	8,007,393
PCI Gaming Authority, Inc.
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/18/31	7,110,000	7,091,656
Scientific Games Corp.
7.29% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 04/04/29	6,935,199	6,873,684
Entain Holdings (Gibraltar) Ltd.
5.29% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 06/30/28	EUR 5,450,000	6,439,716
Apro LLC
7.94% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/09/31	6,286,500	6,269,212
Shaw Development LLC
10.31% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 10/30/29†††	6,073,468	5,710,628
Alterra Mountain Co.
6.66% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 08/17/28	3,592,863	3,591,354
6.66% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/31/30	2,050,000	2,051,292
Scenic Cruises
8.51% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/19/32	5,400,000	5,400,000
Blue Ribbon LLC
12.09% (1 Month Term SOFR + 4.00%, Rate Floor: 8.09%) (in-kind rate was 4.00%) due 05/08/28†††,10	5,460,279	5,378,375
Tripadvisor, Inc.
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/08/31	5,458,647	5,326,711
Arcis Golf LLC
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 11/24/28	5,315,042	5,318,390
Accuride Corp.
8.72% (3 Month Term SOFR + 1.50%, Rate Floor: 5.72%) (in-kind rate was 3.00%) due 03/07/30†††,1,10	2,482,936	4,659,526
Parts Europe SA
5.27% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 02/03/31	EUR 3,550,000	4,181,005
CCRR Parent, Inc.
8.71% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/06/28	12,157,269	3,768,753
ATG Entertainment
8.06% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 04/19/32	2,493,750	2,501,555
due 04/19/32	EUR 1,000,000	1,177,384

154 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Tacala Investment Corp.
7.66% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 01/31/31	3,547,661	$3,559,581
One Hotels GmbH
6.19% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 06/04/32	EUR 3,000,000	3,547,546
Secretariat Advisors LLC
8.00% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/27/32	3,347,801	3,345,725
Cervantes Bidco S.L.U.
5.29% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 12/03/31	EUR 2,800,000	3,303,908
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
due 04/03/25[9]	4,706,980	3,294,886
Seren BidCo AB
7.76% (3 Month SOFR + 3.40%, Rate Floor: 3.90%) due 11/16/28	2,977,427	2,981,893
AmSpec Parent LLC
7.50% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/22/31	2,661,330	2,669,660
Congruex Group LLC
10.96% (3 Month Term SOFR + 1.50%, Rate Floor: 5.96%) (in-kind rate was 5.00%) due 05/03/29[10]	2,892,405	2,422,389
Imagefirst Holdings LLC
7.31% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/07/32	2,244,375	2,244,375
SHO Holding I Corp.
10.78% (1 Month Term SOFR + 6.50%, Rate Floor: 7.50%) due 06/30/29†††	1,677,427	1,664,783
6.28% (1 Month Term SOFR + 2.00%, Rate Floor: 3.00%) due 06/30/29†††	636,237	559,889
American Auto Auction Group LLC
8.50% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 05/22/32	2,164,125	2,179,966
Weight Watchers International, Inc.
10.80% (3 Month Term SOFR + 6.80%, Rate Floor: 7.30%) due 06/24/30	2,036,123	1,842,691
Dealer Tire LLC
7.16% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 07/02/31	1,786,984	1,776,566
TMF Sapphire Bidco B.V.
7.03% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 05/03/28	570,688	569,735
Verisure Holding AB
5.00% (3 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 03/27/28	EUR 370,000	434,854
Total Consumer, Cyclical		538,613,542

Industrial - 4.5%
Hunter Douglas, Inc.
5.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 01/17/32	EUR 16,400,000	19,275,970
7.25% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/17/32	3,970,000	3,970,000
Merlin Buyer, Inc.
8.00% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/14/28	22,457,902	22,514,047
Fugue Finance LLC
6.95% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/09/32	20,654,161	20,683,696
Michael Baker International LLC
8.31% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/01/28	17,944,699	17,972,692
Capstone Acquisition Holdings, Inc.
8.76% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 11/12/29†††	17,639,037	17,558,573
Quikrete Holdings, Inc.
6.41% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 04/14/31	7,634,805	7,630,453
6.41% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/10/32	7,621,700	7,616,517
Atlantic Aviation
6.66% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 09/23/31	12,910,496	12,905,848
O-I Glass, Inc.
due 09/25/32	12,365,000	12,334,088
Park River Holdings, Inc.
due 09/24/32	12,265,000	12,261,934
IFCO Management GmbH
due 08/04/32	EUR 9,825,000	11,601,253
Hobbs & Associates LLC
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/23/31	11,464,002	11,448,640
DXP Enterprises, Inc.
7.91% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/11/30	11,012,429	11,060,664
FCG Acquisitions, Inc.
7.41% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 03/31/28	10,972,369	10,990,693
Red SPV LLC
6.39% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/15/32	10,224,375	10,200,961
Dispatch Terra Acquisition LLC
8.40% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/27/28	9,955,299	9,704,326
Engineered Machinery Holdings, Inc.
6.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 05/21/28	EUR 8,000,000	9,441,052
Talbot Participation SAS
5.44% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 06/27/32	EUR 7,750,000	9,156,485
Inspired Finco Holdings, Ltd.
5.16% (1 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 02/28/31	EUR 7,700,000	9,070,105
Aegion Corp.
7.16% (1 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 05/17/28	8,578,663	8,580,808
Boluda Towage S.L.
5.41% (1 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 01/31/30	EUR 7,215,385	8,524,084

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 155

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Merlin Buyer, Inc.
8.75% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 12/14/28†††	8,182,161	$8,161,705
Foundation Building Materials Holding Company LLC
8.31% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/29/31	8,077,000	8,087,096
Convergint
7.91% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/12/32	7,196,372	7,205,367
Valcour Packaging LLC
8.01% (1 Month Term SOFR + 1.50%, Rate Floor: 5.76%) (in-kind rate was 2.25%) due 10/04/28[10]	4,267,839	3,584,985
9.40% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 10/04/28	3,454,560	3,494,875
Integrated Power Services Holdings, Inc.
9.03% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 11/22/28†††	6,641,799	6,626,876
Infragroup
5.48% (3 Month EURIBOR + 3.45%, Rate Floor: 3.45%) due 09/27/30	EUR 5,350,000	6,314,709
Climater Bidco II
6.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 03/31/32	EUR 4,700,000	5,505,225
6.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 03/22/32	EUR 550,000	644,229
Apave S.A.
5.17% (1 Month EURIBOR + 3.27%, Rate Floor: 3.27%) due 12/09/31	EUR 4,850,000	5,714,753
Vista Management Holding, Inc.
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/26/31	5,618,250	5,648,701
Mauser Packaging Solutions Holding Co.
7.28% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/15/27	5,602,729	5,600,544
Cognita Ltd.
7.87% (6 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 10/27/31	3,151,247	3,159,125
5.85% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 04/25/29	EUR 1,450,000	1,712,434
Anchor Packaging LLC
7.39% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/18/29	4,631,375	4,647,770
TransDigm, Inc.
6.50% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 08/13/32	4,400,000	4,394,368
NA Rail HoldCo LLC
7.12% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 02/26/32	4,339,125	4,348,888
United Airlines, Inc.
6.20% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 02/22/31	4,339,692	4,346,939
Tiger Acquisition
6.64% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 08/16/32	4,190,000	4,172,402
Cognita Ltd.
5.73% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 04/25/29†††	EUR 3,500,000	4,140,735
ASP Dream Acquisiton Co. LLC
8.51% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 12/15/28	4,377,378	4,005,301
Mannington Mills, Inc.
8.91% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/07/32	3,940,000	3,841,500
Savage Enterprises LLC
6.75% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 08/05/32	3,640,875	3,641,530
MI Windows And Doors LLC
6.91% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/28/31	3,565,179	3,575,589
Cube A&D Buyer, Inc.
7.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/17/31	2,761,125	2,768,028
Brown Group Holding LLC
6.66% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 07/01/31	1,385,680	1,386,262
6.99% ((1 Month Term SOFR + 2.75%) and (3 Month Term SOFR + 2.75%), Rate Floor: 3.25%) due 07/01/31	1,234,406	1,236,418
Albion Financing 3 SARL
7.21% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 05/01/31	2,509,319	2,514,037
Quimper AB
5.70% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/25/30	EUR 2,020,000	2,387,163
ILPEA Parent, Inc.
8.17% (1 Month Term SOFR + 4.01%, Rate Floor: 4.76%) due 06/22/28	2,037,701	2,031,344
Student Transportation Of America Holdings, Inc.
7.25% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/24/32	1,773,333	1,777,217
7.38% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/24/32	126,667	126,944
White Cap Supply Holdings LLC
7.42% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/19/29	1,290,250	1,289,979
Madison Safety & Flow LLC
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/26/31	1,260,913	1,261,707
Service Logic Acquisition, Inc.
7.31% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 10/29/27	1,240,625	1,241,407
Air Canada
6.17% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/21/31	985,000	983,769
API Heat Transfer Thermasys Corp.
12.30% (3 Month Term SOFR + 8.00%, Rate Floor: 11.00%) due 11/12/27†††	481,080	481,080
9.30% (3 Month Term SOFR + 5.00%, Rate Floor: 8.00%) due 11/12/27†††	278,441	278,441

156 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Ring Container Technologies Group, LLC
6.66% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 09/11/32	700,000	$698,600
Beacon Roofing Supply, Inc.
7.16% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/23/32	604,444	609,032
Pro Mach Group, Inc.
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 3.75%) due 08/31/28	597,000	597,776
LBM Acquisition LLC
7.99% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 06/06/31	494,987	482,217
Gulfside Supply, Inc.
7.00% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 06/17/31	361,111	361,176
Total Industrial		399,591,132

Financial - 4.2%
Cegid Group
4.78% (3 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 01/31/30	EUR 10,000,000	11,759,981
4.78% (3 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 07/10/28	EUR 9,725,000	11,443,434
Kroll, Inc.
9.81% (3 Month Term SOFR + 3.00%, Rate Floor: 7.06%) (in-kind rate was 2.75%) due 09/12/32[10]	21,800,000	21,714,844
Ardonagh Midco 3 plc
5.70% (6 Month EURIBOR + 3.63%, Rate Floor: 3.63%) due 02/17/31	EUR 13,600,000	16,017,849
6.94% ((3 Month Term SOFR + 2.75%) and (6 Month Term SOFR + 2.75%), Rate Floor: 2.75%) due 02/18/31	5,641,685	5,608,794
HighTower Holding LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 02/03/32	20,827,331	20,788,384
Higginbotham Insurance Agency, Inc.
8.67% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 11/24/28†††	20,619,367	20,496,036
Asurion LLC
8.41% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 09/19/30	16,996,500	16,919,627
8.51% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/19/28	3,057,177	3,065,890
Cobham Ultra SeniorCo SARL
8.37% (6 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 08/03/29	11,335,929	11,329,354
5.83% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 08/06/29	EUR 7,000,000	8,209,547
QTS Good News Facility
7.09% (SOFR + 2.75%, Rate Floor: 0.00%) due 10/09/28◊,†††	19,150,000	19,146,871
Aretec Group, Inc.
7.66% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/09/30	16,466,970	16,464,335
Eisner Advisory Group
8.16% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/28/31	15,918,117	16,002,642
Cliffwater LLC
9.31% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 04/22/32†††	14,546,900	14,501,121
Nexus Buyer LLC
7.66% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 07/31/31	10,575,731	10,545,484
8.16% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 07/31/31	3,150,000	3,148,047
Diot-Siaci
5.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/26/32	EUR 10,830,769	12,757,186
AqGen Island Holdings, Inc.
7.16% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 08/02/28	11,363,367	11,346,322
Sandy Bidco B.V.
5.96% (6 Month EURIBOR + 3.85%, Rate Floor: 3.85%) due 08/17/29	EUR 9,175,000	10,712,965
Penta Technologies BV
5.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 06/28/32	EUR 8,050,000	9,425,193
Galaxy Bidco Ltd.
6.04% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 12/19/29	EUR 7,500,000	8,853,452
Quimper AB
5.69% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/29/30	EUR 5,600,000	6,617,877
Pex Holdings LLC
6.75% (6 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 11/19/31	6,284,250	6,281,611
CFC USA 2025 LLC
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 05/29/32	6,590,000	6,276,975
Boots Group Bidco Ltd.
7.70% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/30/32	6,150,000	6,162,792
Cross Financial Corp.
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 10/31/31	5,799,151	5,810,053
Tegra118 Wealth Solutions, Inc.
8.20% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/18/27	5,835,226	5,772,030
Focus Financial Partners LLC
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/15/31	5,657,250	5,657,816
Orion US FinCo
due 10/10/32	4,640,000	4,663,200
Amwins Group, Inc.
6.25% (3 Month Term SOFR + 2.25%, Rate Floor: 3.00%) due 01/30/32	4,267,750	4,264,933
Starwood Property Mortgage LLC
due 08/14/32	4,000,000	4,002,520
Capstone Borrower, Inc.
6.75% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 06/17/30	3,917,647	3,907,030

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 157

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Orion Advisor Solutions, Inc.
7.57% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 09/09/30	3,582,000	$3,587,767
IMC Global Holdings
7.64% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 06/21/32	3,451,350	3,472,921
OEG Borrower LLC
7.64% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 06/30/31	3,404,275	3,412,786
Alter Domus
7.33% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 10/30/31	3,114,458	3,126,138
Apex Group Treasury LLC
7.75% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/19/32	3,169,432	3,094,158
Saphilux SARL
7.29% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 07/27/28	3,062,295	3,070,900
Assetmark Financial Holdings, Inc.
6.75% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/05/31	3,039,000	3,038,757
Worldpay
6.00% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/31/31	2,977,538	2,978,788
Howden Group Holdings Ltd.
5.44% (1 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 02/15/31	EUR 2,000,000	2,356,787
Osaic Holdings, Inc.
7.16% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 08/02/32	1,500,000	1,498,890
Virtu Financial
6.66% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 06/21/31	1,250,000	1,250,000
Eagle Point Holdings Borrower, LLC
8.06% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 03/31/28†††	1,050,000	1,050,000
Total Financial		371,612,087

Technology - 3.0%
Sitecore Holding III A/S
9.30% (3 Month Term SOFR + 3.18%, Rate Floor: 5.22%) (in-kind rate was 4.08%) due 03/12/29†††,10	13,681,522	13,593,219
9.28% (3 Month EURIBOR + 3.25%, Rate Floor: 5.28%) (in-kind rate was 4.00%) due 03/12/29†††,10	EUR 10,494,901	12,244,204
9.43% (3 Month Term SOFR + 3.31%, Rate Floor: 5.35%) (in-kind rate was 4.08%) due 03/12/29†††,10	1,417,707	1,408,557
Total Webhosting Solutions BV
5.91% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 11/06/31	EUR 18,000,000	21,143,236
DS Admiral Bidco LLC
8.41% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/26/31	20,124,191	20,090,584
Datix Bidco Ltd.
9.21% (6 Month GBP SONIA + 5.00%, Rate Floor: 5.00%) due 04/30/31†††	GBP 12,072,000	16,236,063
9.29% (6 Month Term SOFR + 5.00%, Rate Floor: 5.50%) due 04/30/31†††	3,430,000	3,430,000
Visma AS
5.80% (6 Month EURIBOR + 3.70%, Rate Floor: 3.70%) due 12/05/28†††	EUR 16,296,596	19,184,286
Planview Parent, Inc.
7.50% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/17/27	14,141,724	13,905,981
Precise Midco B.V.
5.01% (3 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 11/22/30	EUR 11,400,000	13,413,607
Team.Blue Finco SARL
5.61% (3 Month EURIBOR + 3.45%, Rate Floor: 3.45%) due 09/28/29	EUR 7,500,000	8,784,934
3.25% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/12/32	4,550,000	4,541,491
Boxer Parent Co., Inc.
7.20% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 07/30/31	8,626,650	8,607,758
5.53% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/30/31	EUR 3,294,609	3,878,942
Zuora, Inc.
7.66% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/17/32	11,475,000	11,394,675
Pushpay USA, Inc.
7.62% (6 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 08/18/31	10,879,371	10,920,169
Kerridge Commercial Systems Bidco Ltd.
9.22% (3 Month GBP SONIA + 5.25%, Rate Floor: 6.00%) due 09/07/30†††	GBP 7,997,768	10,612,824
Kaseya, Inc.
7.41% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/22/32	10,596,750	10,606,393
Modena Buyer LLC
8.81% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31	10,541,347	10,398,301
Leia Finco US LLC
7.57% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/09/31	10,014,675	10,006,964
Redhalo Midco Ltd.
5.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 03/22/31	EUR 8,500,000	9,968,835
Indicor LLC
5.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 11/22/29	EUR 6,467,419	7,645,087
6.75% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 11/22/29	397,995	398,329
Gen Digital, Inc.
5.91% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/13/32	5,700,000	5,672,925
Blackhawk Network Holdings, Inc.
8.16% (1 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 03/12/29	4,952,873	4,967,583

158 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Polaris Newco LLC
7.60% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/04/26†††	4,810,076	$4,646,076
TSG Solutions Holding SACA
due 05/04/32	EUR 3,000,000	3,537,471
Finastra
11.29% (3 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 09/13/29	2,116,135	2,120,536
Polaris Newco LLC
6.03% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 06/02/28	EUR 1,318,834	1,439,892
Athenahealth Group, Inc.
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/15/29	1,035,049	1,032,462
Xerox Corp.
8.10% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/17/29	566,124	524,372
Central Parent LLC
7.25% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/06/29	289,965	250,173
Total Technology		266,605,929

Consumer, Non-cyclical - 2.9%
Women’s Care Holdings, Inc.
8.91% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/15/28	30,048,695	27,269,190
Recess Holdings, Inc.
8.07% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 02/20/30	21,294,416	21,355,318
Nidda Healthcare Holding GmbH
5.53% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 02/21/30	EUR 16,147,239	18,991,967
Quirch Foods Holdings LLC
9.05% (3 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 10/27/27	14,865,571	14,552,800
Domidep
5.87% (1 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 10/24/29	EUR 11,400,000	13,428,466
Artisan Newco B.V.
5.96% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 04/01/32	EUR 8,825,000	10,391,655
due 03/01/32	EUR 2,500,000	2,943,812
Rainbow Finco SARL
8.47% (6 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 02/26/29	GBP 9,750,000	13,073,259
LaserAway Intermediate Holdings II LLC
10.33% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 10/14/27	12,064,489	11,823,199
Merative
due 09/17/32	10,992,534	10,992,534
IVI America LLC
7.25% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 04/14/31	6,794,186	6,828,157
due 04/14/31	1,850,000	1,859,250
due 04/09/31	1,325,000	1,331,625
Pacific Dental Services LLC
6.64% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 03/15/31	9,825,501	9,813,219
CHG PPC Parent LLC
7.28% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 12/08/28	8,982,092	8,987,750
Blue Ribbon LLC
10.55% (3 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 05/08/28	14,244,103	8,731,635
HAH Group Holding Co. LLC
9.16% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31	9,263,804	8,317,136
Gibson Brands, Inc.
9.58% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 08/11/28	7,988,750	7,505,431
Eyecare Partners LLC
8.84% (6 Month Term SOFR + 1.00%, Rate Floor: 5.23%) (in-kind rate was 3.61%) due 11/30/28[10]	7,528,684	4,732,305
9.88% (6 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 08/31/28	2,100,649	2,112,202
Florida Food Products LLC
9.28% (1 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 10/18/28	8,578,651	5,747,696
Hanger, Inc.
7.66% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/23/31	5,121,602	5,129,284
Almaviva Sante
6.25% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 04/08/31	EUR 4,250,000	5,016,806
Curriculum Associates LLC
8.91% (3 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 05/07/32†††	4,791,041	4,768,519
Aenova Holding Gmbh
5.03% (3 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 08/22/31	EUR 4,000,000	4,707,092
Outcomes Group Holdings, Inc.
7.16% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/06/31	4,306,582	4,324,282
Skechers
7.31% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/28/32	1,940,000	1,948,090
5.55% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 09/12/32	EUR 1,600,000	1,883,044
Affidea
5.69% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 07/20/29	EUR 3,200,000	3,766,613
Sazerac Co Inc.
6.70% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 07/09/32	3,450,000	3,469,182
Froneri US, Inc.
6.20% (6 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 09/30/31	3,184,000	3,158,146
Culligan
7.28% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 07/31/28	2,330,882	2,335,055

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 159

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
MDVIP
6.89% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/16/31	1,895,250	$1,898,813
Bowtie Germany Bidco GmbH
6.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 08/01/31	EUR 1,350,000	1,586,250
Medical Solutions Parent Holdings, Inc.
7.91% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 11/01/28	2,195,102	752,613
Bausch Health Companies, Inc.
10.41% (1 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 10/08/30	493,763	485,892
Moran Foods LLC
11.35% (3 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 06/30/26†††	624,540	247,394
9.35% (3 Month Term SOFR + 2.00%, Rate Floor: 0.00%) (in-kind rate was 9.35%) due 06/30/26†††,10	448,700	5,481
Total Consumer, Non-cyclical		256,271,162

Communications - 0.6%
Speedster Bidco GmbH
5.62% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/10/31	EUR 5,700,000	6,726,750
7.24% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 12/10/31	5,671,536	5,675,109
FirstDigital Communications LLC
10.50% (Commercial Prime Lending Rate + 3.25%, Rate Floor: 4.00%) due 12/17/26†††	10,339,000	10,175,613
MasOrange Finco plc
4.56% (6 Month EURIBOR + 2.50%, Rate Floor: 2.50%) due 03/20/31	EUR 6,100,000	7,155,323
Level 3 Financing, Inc.
due 03/29/32	4,445,000	4,445,000
8.42% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/29/32	2,090,000	2,090,000
Cengage Learning, Inc.
7.69% ((1 Month Term SOFR + 3.50%) and (3 Month Term SOFR + 3.50%), Rate Floor: 4.50%) due 03/24/31	5,626,110	5,607,938
Zayo Group Holdings, Inc.
7.43% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27	4,498,571	4,428,303
TKO Group Holdings, Inc.
6.04% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/21/31	4,317,429	4,322,135
Xplore, Inc.
6.00% (1 Month Term SOFR + 1.61%, Rate Floor: 1.61%) due 10/24/31	3,620,762	2,474,175
9.28% (3 Month Term SOFR + 1.50%, Rate Floor: 5.78%) (in-kind rate was 3.50%) due 10/23/29[10]	1,037,496	975,246
Total Communications		54,075,592

Basic Materials - 0.3%
Discovery Purchaser Corp.
8.08% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 10/04/29	6,315,802	6,278,981
Lummus Technology Holdings V LLC
6.66% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 12/31/29	5,756,500	5,766,804
GrafTech Finance, Inc.
10.16% (1 Month Term SOFR + 6.00%, Rate Floor: 8.00%) due 12/21/29	5,221,215	5,302,144
Arsenal AIC Parent LLC
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/19/30	3,524,877	3,519,378
Eden S.A.S.
5.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 06/22/29	EUR 1,500,000	1,767,362
Ecovyst Catalyst Technology
6.31% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 06/12/31	589,018	588,099
Total Basic Materials		23,222,768

Energy - 0.2%
Par Petroleum LLC
8.03% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/28/30	8,860,857	8,838,705
Bip PipeCo Holdings LLC
6.54% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 12/06/30	3,411,969	3,407,704
Venture Global Calcasieu Pass LLC
7.14% (1 Month Term SOFR + 2.88%, Rate Floor: 3.88%) due 08/19/26	2,029,146	2,027,888
Total Energy		14,274,297

Utilities - 0.1%
Powergrid Services LLC
8.75% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 07/01/32†††	6,270,059	6,270,059
4.75% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 07/01/32†††	73,251	73,251
Project Aurora
due 09/26/32	2,300,000	2,302,875
Total Utilities		8,646,185

Total Senior Floating Rate Interests
(Cost $1,901,713,062)		1,932,912,694

ASSET-BACKED SECURITIES†† - 20.6%
Collateralized Loan Obligations - 11.4%
Fortress Credit Opportunities IX CLO Ltd.
2021-9A CR, 7.38% (3 Month Term SOFR + 3.06%, Rate Floor: 2.80%) due 10/15/33◊,4	35,000,000	35,109,252
2021-9A DR, 8.53% (3 Month Term SOFR + 4.21%, Rate Floor: 3.95%) due 10/15/33◊,4	7,750,000	7,792,957
2021-9A A2TR, 6.38% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 10/15/33◊,4	2,950,000	2,957,306

160 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
FS Rialto
2021-FL3 D, 6.76% (1 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 11/16/36◊,4	36,500,000	$36,472,786
2021-FL2 D, 7.06% (1 Month Term SOFR + 2.91%, Rate Floor: 2.91%) due 05/16/38◊,4	8,850,000	8,853,318
LoanCore Issuer Ltd.
2021-CRE6 D, 7.12% (1 Month Term SOFR + 2.96%, Rate Floor: 2.85%) due 11/15/38◊,4	11,300,000	11,201,335
2021-CRE5 D, 7.27% (1 Month Term SOFR + 3.11%, Rate Floor: 3.11%) due 07/15/36◊,4	8,250,000	8,186,229
2022-CRE7 D, 7.48% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/17/37◊,4	6,400,000	6,337,724
2025-CRE8 C, 6.28% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 08/17/42◊,4	5,750,000	5,699,838
2021-CRE5 C, 6.62% (1 Month Term SOFR + 2.46%, Rate Floor: 2.46%) due 07/15/36◊,4	3,400,000	3,380,112
BXMT Ltd.
2020-FL2 C, 6.16% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 02/15/38◊,4	15,640,000	15,572,679
2020-FL2 D, 6.46% (1 Month Term SOFR + 2.31%, Rate Floor: 2.31%) due 02/15/38◊,4	8,000,000	7,947,245
2020-FL3 D, 7.56% (1 Month Term SOFR + 3.41%, Rate Floor: 3.41%) due 11/15/37◊,4	7,350,000	7,094,180
Ares Direct Lending CLO 6 LLC
2025-2A D, due 10/16/37[4,11]	30,450,000	30,450,000
Cerberus Loan Funding 52 LLC
2025-3A C, 6.17% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 10/15/37◊,4	22,700,000	22,790,548
2025-3A D, 7.37% (3 Month Term SOFR + 3.40%, Rate Floor: 3.40%) due 10/15/37◊,4	6,800,000	6,874,979
Fontainbleau Vegas
9.87% (1 Month Term SOFR + 5.65%, Rate Floor: 1.00%) due 01/31/28◊,†††	26,500,000	26,500,000
Cerberus Loan Funding XLVII LLC
2024-3A C, 6.87% (3 Month Term SOFR + 2.55%, Rate Floor: 2.55%) due 07/15/36◊,4	20,150,000	20,244,407
2024-3A D, 8.67% (3 Month Term SOFR + 4.35%, Rate Floor: 4.35%) due 07/15/36◊,4	3,900,000	3,986,018
Cerberus Loan Funding XLIV LLC
2024-5A C, 8.52% (3 Month Term SOFR + 4.20%, Rate Floor: 4.20%) due 01/15/36◊,4	22,800,000	23,064,270
FS Rialto Issuer LLC
2024-FL9 C, 6.78% (1 Month Term SOFR + 2.64%, Rate Floor: 2.65%) due 10/19/39◊,4	10,450,000	10,431,298
2025-FL10 C, 6.28% (1 Month Term SOFR + 2.15%, Rate Floor: 2.15%) due 08/19/42◊,4	9,800,000	9,670,388
2025-FL10 B, 5.98% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 08/19/42◊,4	1,500,000	1,481,790
BCRED CLO LLC
2025-1A C, 6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/20/37◊,4	21,000,000	21,002,707
Hlend CLO LLC
2025-3A B, 5.97% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 01/20/37◊,4	18,400,000	18,332,671
2025-4A B, 6.07% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 08/15/37◊,4	1,600,000	1,594,613
BSPDF Issuer Ltd.
2021-FL1 D, 7.02% (1 Month Term SOFR + 2.86%, Rate Floor: 2.75%) due 10/15/36◊,4	19,975,000	19,702,503
BSPRT Issuer Ltd.
2021-FL6 D, 7.27% (1 Month Term SOFR + 3.11%, Rate Floor: 3.00%) due 03/15/36◊,4	18,425,000	18,079,002
2021-FL7 D, 7.02% (1 Month Term SOFR + 2.86%, Rate Floor: 2.86%) due 12/15/38◊,4	1,600,000	1,567,224
BSPRT Issuer LLC
2024-FL11 C, 6.79% (1 Month Term SOFR + 2.64%, Rate Floor: 2.64%) due 07/15/39◊,4	7,825,000	7,776,754
2025-FL12 C, due 01/17/43◊,4	6,850,000	6,829,779
2025-FL12 B, due 01/17/43◊,4	3,750,000	3,739,035
Voya CLO Ltd.
2021-2A CR, 8.18% (3 Month Term SOFR + 3.86%, Rate Floor: 3.60%) due 06/07/30◊,4	16,500,000	16,493,181
2013-1A INC, due 10/15/30[4,12]	28,970,307	984,990
Owl Rock CLO I LLC
2024-1A C, 8.45% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 02/20/36◊,4	17,250,000	17,423,751
Cerberus Loan Funding XLV LLC
2024-1A C, 7.47% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 04/15/36◊,4	17,150,000	17,250,895
TRTX Issuer Ltd.
2025-FL6 B, 6.18% (1 Month Term SOFR + 2.05%, Rate Floor: 2.05%) due 09/18/42◊,4	17,100,000	16,954,804

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 161

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
RR Ltd.
2025-39A SUB, due 04/15/38[4,12]	18,750,000	$16,284,375
OCP CLO Ltd.
2025-44A SUB, due 10/24/38[4,12]	9,800,000	8,393,700
2024-38A SUB, due 01/21/38[4,12]	8,250,000	6,047,333
2025-23A ER, 9.17% (3 Month Term SOFR + 4.85%, Rate Floor: 4.85%) due 01/17/37◊,4	1,750,000	1,752,535
Owl Rock CLO VIII LLC
2025-8A CR, 6.68% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 04/24/37◊,4	16,000,000	16,068,520
Wonder Lake Park CLO Ltd.
2025-1A SUB, due 07/24/38[4,12]	18,203,000	15,457,988
STWD Ltd.
2022-FL3 D, 7.12% (30 Day Average SOFR + 2.75%, Rate Floor: 2.75%) due 11/15/38◊,4	11,900,000	11,745,935
2021-FL2 D, 7.05% (1 Month Term SOFR + 2.91%, Rate Floor: 2.80%) due 04/18/38◊,4	3,750,000	3,709,459
Octagon 78 Ltd.
2025-3A SUB, due 10/20/38[4,12]	16,696,400	14,347,217
Carlyle Direct Lending CLO LLC
2024-1A BR, 7.07% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/15/36◊,4	14,200,000	14,269,669
Golub Capital Partners CLO 16M-R3
2025-16A CR3, 6.92% (3 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 08/09/39◊,4	14,150,000	14,214,271
Brant Point CLO Ltd.
2025-7A SUB, due 07/25/38[4,12]	12,454,500	10,793,070
2025-8A SUB, due 03/31/38[4,12]	4,000,000	3,373,472
Ares CLO Ltd.
2025-77A SUB, due 07/15/38[4,12]	14,970,000	14,097,848
GoldenTree Loan Management US CLO 1 Ltd.
2024-9A DR, 7.68% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 04/20/37◊,4	13,500,000	13,679,239
Ares Direct Lending CLO 2 LLC
2024-2A D, 8.23% (3 Month Term SOFR + 3.90%, Rate Floor: 3.90%) due 10/20/36◊,4	13,050,000	13,077,008
Owl Rock CLO VII LLC
2025-7A BR, 6.03% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 04/20/38◊,4	12,900,000	12,910,610
Cerberus Loan Funding XL LLC
2023-1A C, 8.72% (3 Month Term SOFR + 4.40%, Rate Floor: 4.40%) due 03/22/35◊,4	12,750,000	12,857,120
Owl Rock CLO IX LLC
2024-9A CR, 6.50% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 11/22/37◊,4	12,550,000	12,641,319
Owl Rock CLO XXI LLC
2025-21A C, 6.72% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 07/24/34◊,4	12,575,000	12,627,755
Owl Rock CLO XXII LLC
2025-22A C, 6.15% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 10/20/37◊,4	12,150,000	12,198,632
HPS Private Credit CLO LLC
2025-3A D, 8.26% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 07/20/37◊,4	6,000,000	6,013,667
2025-3A C, 7.06% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 07/20/37◊,4	5,900,000	5,929,569
Symphony CLO 48 Ltd.
2025-48A SUB, due 04/20/38[4,12]	12,800,000	11,850,240
Fortress Credit BSL XV Ltd.
2024-2A CR, 6.93% (3 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 10/18/33◊,4	11,150,000	11,167,386
KREF Ltd.
2021-FL2 AS, 5.56% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,4	11,000,000	10,939,587
Cerberus Loan Funding 50 LLC
2025-1A C, 6.92% (3 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 07/15/37◊,4	10,800,000	10,929,601
Owl Rock CLO XVI LLC
2024-16A C, 7.63% (3 Month Term SOFR + 3.30%, Rate Floor: 3.30%) due 04/20/36◊,4	10,150,000	10,308,092
Cerberus Loan Funding 51 LLC
2025-2A C, 6.47% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 10/15/37◊,4	10,100,000	10,143,326
Generate CLO 21 Ltd.
2025-21A SUB, due 07/25/38[4,12]	11,450,000	10,014,170
THL Credit Lake Shore MM CLO I Ltd.
2021-1A CR, 7.58% (3 Month Term SOFR + 3.26%, Rate Floor: 3.00%) due 04/15/33◊,4	9,900,000	9,958,342
Regatta 34 Funding Ltd.
2025-3A SUB, due 07/20/38[4,12]	9,560,000	9,548,528
Regatta 33 Funding Ltd.
2025-2A SUB, due 07/25/38[4,12]	9,420,000	9,408,696
Octagon 74 Ltd.
2025-2A SUB, due 04/22/38[4,12]	12,750,000	9,248,595
Cerberus Loan Funding XLVI, LP
2024-2A C, 7.37% (3 Month Term SOFR + 3.05%, Rate Floor: 3.05%) due 07/15/36◊,4	8,000,000	8,045,602
2024-2A D, 9.27% (3 Month Term SOFR + 4.95%, Rate Floor: 4.95%) due 07/15/36◊,4	1,000,000	1,022,774

162 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Carlyle US CLO Ltd.
2025-4A SUB, due 10/25/37[4,12]	9,550,000	$8,514,780
2025-1A DRR, 9.28% (3 Month Term SOFR + 4.95%, Rate Floor: 4.95%) due 01/20/38◊,4	500,000	500,270
RR Ltd.
2025-41A SUB, due 10/15/40†††,4,12	9,700,000	8,730,000
GoldenTree Loan Management US CLO 24 Ltd.
2025-24A E, 8.88% (3 Month Term SOFR + 4.60%, Rate Floor: 4.60%) due 10/20/38◊,4	8,650,000	8,636,827
BDS LLC
2025-FL15 C, 6.28% (1 Month Term SOFR + 2.15%, Rate Floor: 2.15%) due 03/19/43◊,4	7,450,000	7,456,352
Ballyrock CLO 14 Ltd.
2021-14A SUB, due 07/20/37[4,12]	9,750,000	7,369,440
ACRE Commercial Mortgage Ltd.
2021-FL4 D, 7.35% (1 Month Term SOFR + 3.21%, Rate Floor: 2.60%) due 12/18/37◊,4	7,350,000	7,207,594
Dryden 37 Senior Loan Fund
2017-37A BR, 5.98% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 01/15/31◊,4	3,494,745	3,496,597
2017-37A CR, 7.83% (3 Month Term SOFR + 3.51%, Rate Floor: 3.25%) due 01/15/31◊,4	3,166,667	3,174,598
2015-37A SUB, due 01/15/31[4,12]	2,838,588	12,895
2015-37X, due 01/15/31[12]	1,897,598	8,621
Madison Park Funding LVIII Ltd.
2024-58A D, 7.97% (3 Month Term SOFR + 3.65%, Rate Floor: 3.65%) due 04/25/37◊,4	6,600,000	6,639,345
Eldridge CLO Ltd.
2025-1A C, due 10/20/38◊,4	6,200,000	6,200,000
AGL CLO 35 Ltd.
2024-35A SUB, due 01/21/38[4,12]	7,750,000	5,886,745
2024-35A E, 9.48% (3 Month Term SOFR + 5.15%, Rate Floor: 5.15%) due 01/21/38◊,4	300,000	302,618
Neuberger Berman CLO 32R Ltd.
2025-32RA C, 6.18% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 07/20/39◊,4	5,800,000	5,814,924
Madison Park Funding LXXI Ltd.
2025-71A E, 9.02% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 04/23/38◊,4	5,500,000	5,527,299
Cerberus Loan Funding XLVIII LLC
2024-4A D, 8.17% (3 Month Term SOFR + 3.85%, Rate Floor: 3.85%) due 10/15/36◊,4	5,350,000	5,413,776
AREIT Ltd.
2025-CRE10 B, 5.99% (1 Month Term SOFR + 1.84%, Rate Floor: 1.84%) due 01/17/30◊,4	5,200,000	5,178,480
Hamlin Park CLO Ltd.
2024-1A SUB, due 10/20/37[4,12]	5,550,000	4,516,201
Neuberger Berman Loan Advisers CLO 60 Ltd.
2025-60A SUB, due 04/22/39[4,12]	4,650,000	4,025,691
Elmwood CLO XI Ltd.
2025-4A ER, 9.03% (3 Month Term SOFR + 4.70%, Rate Floor: 4.70%) due 01/20/38◊,4	3,750,000	3,712,522
Neuberger Berman Loan Advisers CLO 57 Ltd.
2024-57A SUB, due 10/24/38[4,12]	4,250,000	3,500,852
Neuberger Berman Loan Advisers CLO 38 Ltd.
2025-38A ER2, 8.93% (3 Month Term SOFR + 4.60%, Rate Floor: 4.60%) due 10/20/36◊,4	3,500,000	3,492,151
PFP Ltd.
2024-11 B, 6.71% (1 Month Term SOFR + 2.49%, Rate Floor: 2.49%) due 09/17/39◊,4	2,239,942	2,239,191
2025-12 B, 6.18% (1 Month Term SOFR + 2.04%, Rate Floor: 2.04%) due 12/18/42◊,4	1,000,000	998,495
Midocean Credit CLO XXI
2025-21A SUB, due 10/20/38[4,11,12]	4,000,000	3,200,000
Ballyrock CLO 1 Ltd.
2021-1A DR, 11.33% (3 Month Term SOFR + 7.01%, Rate Floor: 6.75%) due 07/15/32◊,4	3,150,000	3,155,577
HGI CRE CLO Ltd.
2021-FL2 D, 6.41% (1 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 09/17/36◊,4	1,600,000	1,601,553
2021-FL2 E, 6.71% (1 Month Term SOFR + 2.56%, Rate Floor: 2.56%) due 09/17/36◊,4	1,200,000	1,201,277
Bayard Park CLO Ltd.
2025-1A SUB, due 07/24/38[4,12]	3,600,000	2,790,396
Ares Direct Lending CLO 1 LLC
2024-1A B, 6.52% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 04/25/36◊,4	2,750,000	2,742,701
Acrec LLC
2025-FL3 C, 6.43% (1 Month Term SOFR + 2.29%, Rate Floor: 2.29%) due 08/18/42◊,4	2,675,000	2,642,894
BDS Ltd.
2021-FL9 E, 6.85% (1 Month Term SOFR + 2.71%, Rate Floor: 2.60%) due 11/16/38◊,4	2,700,000	2,621,687
JCP Direct Lending CLO 2023-1 LLC
2025-1A BR, 6.28% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/20/37◊,4	2,550,000	2,556,331

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 163

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
OHA Credit Partners VII Ltd.
2025-7A ER4, 8.70% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/20/38◊,4	2,250,000	$2,244,865
Madison Park Funding LXV Ltd.
2025-65A C, 6.12% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 07/16/38◊,4	2,150,000	2,153,987
Greystone CRE Notes LLC
2025-FL4 AS, 6.29% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 01/15/43◊,4	2,050,000	2,050,658
Sound Point CLO Ltd.
2025-1RA C, 6.30% (3 Month Term SOFR + 2.10%, Rate Floor: 2.10%) due 02/20/38◊,4	1,200,000	1,206,294
BNPP IP CLO Ltd.
2014-2A E, 9.82% (3 Month Term SOFR + 5.51%, Rate Floor: 0.00%) due 10/30/25◊,4	4,958,908	712,595
Great Lakes CLO Ltd.
2014-1A SUB, due 10/15/29[4,12]	1,500,000	700,303
BSPDF Issuer LLC
2025-FL2 AS, 6.27% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 12/15/42◊,4	500,000	501,441
Dryden 50 Senior Loan Fund
2017-50A SUB, due 07/15/30[4,12]	7,895,000	212,297
Carlyle Global Market Strategies CLO Ltd.
2012-3A SUB, due 01/14/32[4,12]	6,400,000	31,680
2013-3X SUB, due 10/15/30[12]	4,938,326	31,507
Dryden 41 Senior Loan Fund
2015-41A SUB, due 04/15/31[4,12]	11,700,000	61,499
AMMC CLO XI Ltd.
2012-11A SUB, due 04/30/31[4,12]	5,650,000	53,336
Treman Park CLO Ltd.
2015-1A SUB, due 10/20/28[4,12]	18,918,010	53,160
Octagon Loan Funding Ltd.
2014-1A SUB, due 11/18/31[4,12]	19,435,737	1,944
Venture XIII CLO Ltd.
2013-13A SUB, due 09/10/29[4,12]	13,790,000	1,379
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[4,12]	11,900,000	1,190
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[3,12]	8,150,000	815
Marathon CLO V Ltd.
2013-5A SUB, due 11/21/27[4,12]	5,500,000	550
Total Collateralized Loan Obligations		1,005,993,998

Financial - 2.8%
HarbourVest Partners LLC
6.57% (3 Month Term SOFR + 2.55%, Rate Floor: 2.55%) due 09/15/30◊	42,240,000	42,240,000
Thunderbird A
5.50% due 03/01/37†††	34,800,000	32,892,324
Lightning A
5.50% due 03/01/37†††	34,800,000	32,892,324
Obsidian Issuer LLC
2025-1A, 6.93% due 05/15/55†††,4	21,900,000	21,900,000
KKR Core Holding Company LLC
4.00% due 08/12/31†††	21,139,897	19,631,497
Endo Luxembourg Finance Co I SARL / Endo US, Inc.
7.40% due 09/30/45†††	17,000,000	17,706,287
Metis Issuer, LLC
6.89% due 05/15/55†††	17,900,000	17,632,513
Ceamer Finance LLC
6.92% due 11/15/37†††	8,420,102	8,727,032
6.79% due 11/15/39†††	6,273,915	6,447,227
3.69% due 03/24/31†††	2,499,286	2,414,009
Project Onyx I
6.89% (3 Month Term SOFR + 2.60%, Rate Floor: 0.00%) due 01/26/27◊,†††	13,161,708	13,113,312
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††	6,980,514	6,944,506
Thunderbird B
7.50% due 03/01/37†††	7,000,000	6,703,386
Lightning B
7.50% due 03/01/37†††	7,000,000	6,703,386
Nassau LLC
2019-1, 3.98% due 08/15/34[3]	5,600,396	5,333,871
Project Onyx II
7.09% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	3,458,195	3,447,147
Akso Health Group
7.27% due 12/31/44†††	2,484,452	2,561,517
Total Financial		247,290,338

Transport-Aircraft - 2.4%
AASET Trust
2024-1A, 6.26% due 05/16/49[4]	13,362,407	13,794,731
2024-2A, 5.93% due 09/16/49[4]	13,438,462	13,703,381
2021-2A, 3.54% due 01/15/47[4]	10,433,188	9,885,101
2021-1A, 2.95% due 11/16/41[4]	10,077,884	9,662,035
2025-2A, 5.52% due 02/16/50[4]	8,297,623	8,382,451
2025-1A, 5.94% due 02/16/50[4]	7,415,363	7,575,863
2020-1A, 3.35% due 01/16/40[4]	2,235,502	2,199,619
2020-1A, 4.34% due 01/16/40[4]	1,624,885	1,565,899
2019-2, 3.38% due 10/16/39[4]	361,952	358,338
Castlelake Aircraft Structured Trust
2025-2A, 5.47% due 08/15/50[4]	14,157,486	14,255,093
2025-1A, 5.78% due 02/15/50[4]	8,253,991	8,381,220
2021-1A, 3.47% due 01/15/46[4]	119,343	118,608
Slam Ltd.
2025-1A, 5.81% due 05/15/50[4]	8,721,348	8,944,563
2024-1A, 5.34% due 09/15/49[4]	8,336,981	8,400,408
2021-1A, 3.42% due 06/15/46[4]	2,639,880	2,505,435
Navigator Aviation Ltd.
2024-1, 6.09% due 08/15/49[4]	13,839,285	13,827,726
2025-1, 5.11% due 10/15/50[4]	950,000	953,032
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[4]	14,272,685	14,166,068
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[4,13]	9,344,821	9,060,786

164 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
2019-1, 5.19% due 12/15/44[4,13]	4,716,821	$4,292,378
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[4]	7,571,748	7,516,406
Lunar Structured Aircraft Portfolio Notes
2021-1, 3.43% due 10/15/46[4]	7,856,365	7,466,311
Sprite Ltd.
2021-1, 3.75% due 11/15/46[4]	6,958,111	6,763,411
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[4]	3,208,865	3,167,143
2019-1A, 3.97% due 04/15/39[4]	2,863,739	2,792,170
Navigator Aircraft ABS Ltd.
2021-1, 3.57% due 11/15/46[4]	6,094,505	5,814,449
Labrador Aviation Finance Ltd.
2016-1A, 4.30% due 01/15/42[4]	5,594,974	5,454,876
Sapphire Aviation Finance II Ltd.
2020-1A, 4.34% due 03/15/40[4]	4,908,703	4,506,778
2020-1A, 3.23% due 03/15/40[4]	369,137	352,622
Project Silver
2019-1, 3.97% due 07/15/44[4]	4,682,478	4,532,779
WAVE LLC
2019-1, 3.60% due 09/15/44[4]	4,268,754	4,125,153
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[4]	1,352,855	1,332,585
2017-1, 6.30% due 02/15/42[4]	887,930	881,270
2017-1, 4.58% due 02/15/42[4]	708,286	706,161
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39[4]	2,846,080	2,812,069
MAPS Trust
2021-1A, 2.52% due 06/15/46[4]	1,587,159	1,517,938
Next10, Inc.
6.73% due 12/15/30†††	761,225	780,315
Total Transport-Aircraft		212,555,171

Infrastructure - 1.6%
VB-S1 Issuer LLC - VBTEL
2022-1A, 5.27% due 02/15/52[4]	39,650,000	38,521,680
2024-1A, 8.87% due 05/15/54[4]	5,950,000	6,168,818
Hotwire Funding LLC
2023-1A, 8.84% due 05/20/53[4]	20,000,000	20,590,284
2021-1, 4.46% due 11/20/51[4]	11,750,000	11,532,511
2024-1A, 9.19% due 06/20/54[4]	7,250,000	7,592,828
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54[4]	17,550,000	17,638,603
2025-1A, 5.04% due 03/25/55[4]	11,550,000	11,442,775
QTS Issuer ABS II LLC
2025-1A, 5.04% due 10/05/55[4]	7,950,000	7,923,137
Vault DI Issuer LLC
2021-1A, 2.80% due 07/15/46[4]	7,150,000	7,000,771
Blue Stream Issuer LLC
2023-1A, 6.90% due 05/20/53[4]	3,400,000	3,463,019
2024-1A, 6.04% due 11/20/54[4]	1,850,000	1,881,174
Aligned Data Centers Issuer LLC
2021-1A, 2.48% due 08/15/46[4]	4,925,000	4,799,486
ALLO Issuer LLC
2025-1A, 6.16% due 04/20/55[4]	2,100,000	2,142,853
QTS Issuer ABS I LLC
2025-1A, 5.44% due 05/25/55[4]	1,650,000	1,685,223
Total Infrastructure		142,383,162

Insurance - 0.9%
Dogwood State Bank
6.45% due 06/24/32†††	40,098,982	40,328,757
Obra Longevity
8.48% due 06/30/39†††	34,300,000	36,076,471
CHEST
7.13% due 03/23/43†††	5,400,000	5,661,312
Total Insurance		82,066,540

Net Lease - 0.5%
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50[4]	27,799,000	25,293,659
CARS-DB7, LP
2023-1A, 6.50% due 09/15/53[4]	11,059,875	11,181,452
SVC ABS LLC
2023-1A, 5.55% due 02/20/53[4]	5,911,573	5,809,759
Total Net Lease		42,284,870

Whole Business - 0.4%
Subway Funding LLC
2024-1A, 6.51% due 07/30/54[4]	17,616,875	18,388,980
2024-3A, 5.91% due 07/30/54[4]	8,982,125	8,946,608
Five Guys Holdings, Inc.
2023-1A, 7.55% due 01/26/54[4]	9,279,875	9,652,242
Wendy’s Funding LLC
2018-1A, 3.88% due 03/15/48[4]	129,116	127,216
Total Whole Business		37,115,046

Single Family Residence - 0.4%
FirstKey Homes Trust
2020-SFR2, 4.00% due 10/19/37[4]	13,550,000	13,493,544
2020-SFR2, 4.50% due 10/19/37[4]	13,250,000	13,197,091
2020-SFR2, 3.37% due 10/19/37[4]	8,550,000	8,511,917
STAR Trust
2025-SFR6, 6.15% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 08/17/42◊,4	700,000	701,633
Total Single Family Residence		35,904,185

Unsecured Consumer Loans - 0.1%
Service Experts Issuer LLC
2025-1A, 5.38% due 01/20/37[4]	4,813,175	4,829,739
Regional Management Issuance Trust
2025-1, 5.73% due 04/17/34[4]	1,600,000	1,618,069
UPX HIL Issuer Trust
2025-1, 5.16% due 01/25/47[4]	1,586,716	1,593,477
Total Unsecured Consumer Loans		8,041,285

ASSET-BACKED SECURITIES - 0.1%
SSI Issuer LLC
2025-1, 6.15% due 07/25/65[4]	4,089,906	4,137,663

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 165

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Collateralized Debt Obligations - 0.0%
Anchorage Credit Funding 4 Ltd.
2021-4A CR, 3.52% due 04/27/39[4]	4,250,000	$3,907,564
Total Asset-Backed Securities
(Cost $1,836,696,800)		1,821,679,822

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.3%
Government Agency - 9.4%
Uniform MBS 30 Year
5.50% due 12/01/25[11]	198,300,000	199,874,701
3.00% due 12/01/25[11]	160,170,000	140,680,194
5.00% due 01/01/26[11]	87,805,000	87,002,638
6.00% due 12/01/25[11]	81,850,000	83,600,362
6.00% due 01/01/26[11]	45,230,000	46,160,155
Freddie Mac
5.50% due 02/01/53[5]	47,420,870	48,275,574
5.50% due 03/01/55	30,000,122	30,342,041
5.00% due 06/01/53	25,079,299	25,073,600
5.00% due 02/01/53	22,246,788	22,241,807
5.00% due 03/01/53	17,226,314	17,158,316
Fannie Mae
5.50% due 05/01/55	65,214,950	65,958,234
5.00% due 05/01/53	31,850,215	31,729,547
5.00% due 08/01/53	19,954,143	19,874,183
5.00% due 06/01/53	6,980,007	6,950,655
Total Government Agency		824,922,007

Residential Mortgage-Backed Securities - 7.3%
GCAT Trust
2025-NQM3, 5.96% due 05/25/70[4,13]	20,340,610	20,509,663
2025-INV3, 6.00% (WAC) due 08/25/55◊,4	18,877,157	19,203,490
2025-NQM4, 5.88% due 06/25/70[4,13]	12,818,160	12,918,022
2025-NQM1, 5.83% due 11/25/69[4,13]	10,535,871	10,618,839
2022-NQM5, 5.71% due 08/25/67[4,13]	7,311,502	7,284,371
2023-NQM2, 6.60% due 11/25/67[4,13]	2,204,017	2,202,150
PRPM LLC
2025-7, 5.50% due 08/25/30[4,13]	24,213,892	24,249,049
2025-2, 6.47% due 05/25/30[4,13]	16,073,737	16,132,086
2025-3, 6.26% due 05/25/30[4,13]	13,602,424	13,633,227
2025-6, 5.77% due 08/25/28[4,13]	12,477,310	12,490,275
2025-RCF3, 5.25% due 07/25/55[4,13]	200,000	200,173
OBX Trust
2024-NQM5, 6.51% due 01/25/64[4]	12,495,000	12,611,054
2024-NQM6, 6.92% (WAC) due 02/25/64◊,4	6,901,000	7,010,913
2022-NQM9, 6.45% due 09/25/62[4,13]	5,618,826	5,603,001
2024-NQM4, 6.62% (WAC) due 01/25/64◊,4	5,250,000	5,298,663
2023-NQM2, 6.80% due 01/25/62[4,13]	4,787,120	4,792,978
2025-NQM13, 5.82% due 05/25/65[4,13]	1,538,686	1,551,355
Mill City Securities Ltd.
2024-RS1, 4.00% due 11/01/69[4,13]	23,164,000	21,281,925
2024-RS2, 3.00% due 08/01/69[4,13]	6,102,961	5,752,041
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 4.57% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 12/25/36◊	19,295,571	10,083,941
2006-WMC3, 4.57% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 08/25/36◊	7,452,472	5,580,240
2006-HE3, 3.93% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 11/25/36◊	4,406,758	4,060,213
2006-WMC4, 4.51% (1 Month Term SOFR + 0.35%, Rate Floor: 0.24%) due 12/25/36◊	6,641,706	3,469,786
2006-WMC4, 4.43% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 12/25/36◊	2,808,346	1,465,693
Ameriquest Mortgage Securities Trust
2006-M3, 4.45% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 10/25/36◊	17,423,176	9,571,542
2006-M3, 4.51% (1 Month Term SOFR + 0.35%, Rate Floor: 0.24%) due 10/25/36◊	30,134,101	8,843,024
2006-M3, 4.37% (1 Month Term SOFR + 0.21%, Rate Floor: 0.10%) due 10/25/36◊	12,527,302	3,676,237
Verus Securitization Trust
2025-2, 5.66% due 03/25/70[4,13]	18,099,032	18,154,723
2022-8, 6.13% due 09/25/67[4,13]	3,672,967	3,661,326
FIGRE Trust
2024-HE5, 5.70% (WAC) due 10/25/54◊,4	6,324,810	6,372,064
2024-HE6, 5.97% (WAC) due 12/25/54◊,4	3,838,052	3,860,880
2025-HE1, 6.03% (WAC) due 01/25/55◊,4	3,301,883	3,336,446
2024-HE4, 5.25% (WAC) due 09/25/54◊,4	2,966,300	2,977,158
2024-HE4, 5.30% (WAC) due 09/25/54◊,4	2,551,740	2,553,956
2025-PF1, 6.11% (WAC) due 06/25/55◊,4	1,080,456	1,094,563
2025-PF1, 5.91% (WAC) due 06/25/55◊,4	675,285	684,157
Provident Funding Mortgage Trust
2025-4, 5.50% (WAC) due 09/25/55◊,4	20,000,000	19,993,600
WaMu Asset-Backed Certificates WaMu Series
2007-HE2, 4.99% (1 Month Term SOFR + 0.83%, Rate Floor: 0.83%) due 04/25/37◊	21,935,608	7,896,343
2007-HE2, 4.65% (1 Month Term SOFR + 0.49%, Rate Floor: 0.49%) due 04/25/37◊	16,714,740	6,010,090
2007-HE4, 4.44% (1 Month Term SOFR + 0.28%, Rate Floor: 0.28%) due 07/25/47◊	5,651,203	4,255,535
2007-HE4, 4.52% (1 Month Term SOFR + 0.36%, Rate Floor: 0.36%) due 07/25/47◊	1,755,131	1,009,526
Long Beach Mortgage Loan Trust
2006-6, 4.77% (1 Month Term SOFR + 0.61%, Rate Floor: 0.50%) due 07/25/36◊	13,066,247	5,138,228
2006-8, 4.59% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 09/25/36◊	15,470,288	3,942,963

166 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
2006-1, 4.65% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 02/25/36◊	3,406,820	$2,998,668
2006-4, 4.59% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 05/25/36◊	9,487,691	2,710,032
2006-6, 4.57% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 07/25/36◊	4,068,671	1,594,875
2006-8, 4.45% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 09/25/36◊	4,192,157	1,064,367
2006-6, 4.47% (1 Month Term SOFR + 0.31%, Rate Floor: 0.20%) due 07/25/36◊	2,355,267	921,014
RALI Series Trust
2006-QO6, 4.63% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 06/25/46◊	30,674,404	6,364,215
2007-QO2, 4.42% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 02/25/47◊	12,616,122	3,842,620
2006-QO8, 4.67% (1 Month Term SOFR + 0.51%, Rate Floor: 0.40%) due 10/25/46◊	2,255,324	2,167,623
2006-QO6, 4.73% (1 Month Term SOFR + 0.57%, Rate Floor: 0.46%) due 06/25/46◊	7,981,062	1,696,814
2006-QO6, 4.79% (1 Month Term SOFR + 0.63%, Rate Floor: 0.52%) due 06/25/46◊	5,035,370	1,084,746
2006-QO2, 4.81% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 02/25/46◊	5,947,913	982,493
2006-QO2, 4.95% (1 Month Term SOFR + 0.79%, Rate Floor: 0.68%) due 02/25/46◊	3,182,638	526,045
2006-QO2, 4.71% (1 Month Term SOFR + 0.55%, Rate Floor: 0.44%) due 02/25/46◊	213,333	34,785
Morgan Stanley ABS Capital I Incorporated Trust
2006-HE8, 4.49% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 10/25/36◊	17,622,292	7,693,190
2007-HE2, 4.48% (1 Month Term SOFR + 0.32%, Rate Floor: 0.21%) due 01/25/37◊	7,138,133	3,269,194
2006-HE6, 4.47% (1 Month Term SOFR + 0.31%, Rate Floor: 0.20%) due 09/25/36◊	4,084,621	1,396,763
2007-HE4, 4.50% (1 Month Term SOFR + 0.34%, Rate Floor: 0.23%) due 02/25/37◊	3,564,392	1,119,397
2006-HE4, 4.57% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 06/25/36◊	2,084,728	1,038,328
HOMES Trust
2025-AFC3, 5.34% due 08/25/60[4,13]	12,500,000	12,447,825
2025-AFC2, 5.73% due 06/25/60[4,13]	1,759,397	1,769,807
COLT Mortgage Loan Trust
2025-3, 5.71% due 03/25/70[4,13]	13,373,412	13,417,226
American Home Mortgage Assets Trust
2006-6, 4.48% (1 Month Term SOFR + 0.32%, Rate Floor: 0.21%) due 12/25/46◊	6,092,045	5,280,257
2006-1, 4.63% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 05/25/46◊	5,089,015	4,714,214
2006-3, 5.09% (1 Year CMT Rate + 0.94%, Rate Floor: 0.94%) due 10/25/46◊	4,527,132	2,973,855
LSTAR Securities Investment Ltd.
2024-1, 7.46% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/01/29◊,4	12,425,904	12,519,109
Citigroup Mortgage Loan Trust, Inc.
2007-AMC3, 4.52% (1 Month Term SOFR + 0.36%, Rate Floor: 0.25%) due 03/25/37◊	8,506,119	7,448,307
2022-A, 9.17% due 09/25/62[4,13]	4,920,829	4,934,248
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 4.49% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 11/25/36◊	20,338,731	6,480,786
2006-2, 4.42% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 11/25/36◊	17,884,978	5,698,785
New Residential Mortgage Loan Trust
2025-NQM3, 5.99% due 05/25/65[4]	10,787,331	10,908,757
RCKT Mortgage Trust
2025-CES8, 5.50% (WAC) due 08/25/55◊,4	7,550,000	7,623,848
2025-CES7, 5.73% due 07/25/55[4,13]	3,156,000	3,195,843
Carrington Mortgage Loan Trust Series
2005-NC3, 5.32% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 06/25/35◊	11,000,000	10,355,562
GSAMP Trust
2007-NC1, 4.53% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 12/25/46◊	16,375,390	8,647,159
GS Mortgage-Backed Securities Trust
2025-NQM3, 5.49% due 11/25/65[4,13]	5,890,039	5,896,258
2025-HE1, 6.41% (30 Day Average SOFR + 2.05%, Rate Floor: 2.05%) due 10/25/55◊,4	2,600,000	2,606,291
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,4	8,650,000	8,341,342

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 167

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Finance of America HECM Buyout
2024-HB1, 6.00% (WAC) due 10/01/34◊,4	8,000,000	$8,046,383
Master Asset-Backed Securities Trust
2006-WMC3, 4.59% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 08/25/36◊	9,564,644	3,245,012
2006-HE3, 4.47% (1 Month Term SOFR + 0.31%, Rate Floor: 0.20%) due 08/25/36◊	8,801,301	2,503,879
2006-HE3, 4.57% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 08/25/36◊	7,399,792	2,105,237
IXIS Real Estate Capital Trust
2007-HE1, 4.43% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 05/25/37◊	22,486,777	4,563,799
2007-HE1, 4.50% (1 Month Term SOFR + 0.34%, Rate Floor: 0.23%) due 05/25/37◊	15,931,566	3,233,257
Top Pressure Recovery Turbines
7.51% due 11/01/69	6,479,219	6,485,698
GSAA Home Equity Trust
2006-3, 4.87% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 03/25/36◊	9,024,091	4,334,725
2006-9, 4.75% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 06/25/36◊	6,789,270	1,702,976
2007-7, 4.81% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 07/25/37◊	147,997	142,946
Legacy Mortgage Asset Trust
2021-GS2, 5.75% due 04/25/61[4]	5,919,760	5,915,145
OSAT Trust
2021-RPL1, 6.12% due 05/25/65[4]	5,780,656	5,782,912
CIM TRUST
2025-R1, 5.00% due 02/25/99[4,13]	5,697,753	5,666,512
Vista Point Securitization Trust
2025-CES1, 5.81% due 04/25/55[4,13]	5,607,861	5,644,225
BRAVO Residential Funding Trust
2025-NQM7, 5.81% due 07/25/65[4,13]	4,242,842	4,266,283
2025-CES2, 5.19% due 07/26/55[4,13]	1,250,000	1,248,287
Argent Securities Trust
2006-W5, 4.57% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 06/25/36◊	7,783,470	5,168,180
First NLC Trust
2007-1, 4.55% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 08/25/37◊,4	5,862,269	2,935,925
2007-1, 4.34% (1 Month Term SOFR + 0.18%, Rate Floor: 0.07%) due 08/25/37◊,4	4,445,547	2,226,626
Home Equity Loan Trust
2007-FRE1, 4.46% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	4,921,429	4,776,510
Alternative Loan Trust
2007-OA7, 4.63% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 05/25/47◊	5,091,527	4,720,234
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 7.12% (WAC) due 11/25/53◊,4	3,485,191	3,597,387
2025-LOC4, 6.66% (30 Day Average SOFR + 2.30%, Rate Floor: 0.00%) due 06/25/55◊,4	1,000,000	1,002,329
Merrill Lynch Mortgage Investors Trust Series
2007-HE2, 4.69% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 02/25/37◊	6,504,271	1,814,956
2007-HE2, 4.79% (1 Month Term SOFR + 0.63%, Rate Floor: 0.52%) due 02/25/37◊	4,708,160	1,313,713
2007-HE2, 4.51% (1 Month Term SOFR + 0.35%, Rate Floor: 0.24%) due 02/25/37◊	3,743,470	1,044,625
2007-HE2, 5.11% (1 Month Term SOFR + 0.95%, Rate Floor: 0.84%) due 02/25/37◊	1,523,351	425,000
Lehman XS Trust Series
2006-18N, 4.63% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 12/25/36◊	2,763,538	2,727,452
2006-10N, 4.69% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 07/25/46◊	1,841,635	1,792,927
WaMu Asset-Backed Certificates WaMu Series Trust
2007-HE1, 4.73% (1 Month Term SOFR + 0.57%, Rate Floor: 0.57%) due 01/25/37◊	6,602,028	2,989,842
2007-HE4, 4.44% (1 Month Term SOFR + 0.28%, Rate Floor: 0.28%) due 07/25/47◊	2,458,167	1,413,760
ACE Securities Corporation Home Equity Loan Trust Series
2007-ASP1, 5.03% (1 Month Term SOFR + 0.87%, Rate Floor: 0.76%) due 03/25/37◊	9,942,766	4,020,544
HSI Asset Securitization Corporation Trust
2007-HE1, 4.46% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 01/25/37◊	5,217,009	3,728,111
ACHM Trust
2025-HE1, 5.92% (WAC) due 03/25/55◊,4	3,311,945	3,367,051
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 4.99% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	3,251,976	2,759,771

168 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
First Franklin Mortgage Loan Trust
2006-FF16, 4.69% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 12/25/36◊	6,701,684	$2,708,376
Morgan Stanley Mortgage Loan Trust
2006-9AR, 4.57% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 08/25/36◊	7,408,926	1,584,117
Alliance Bancorp Trust
2007-OA1, 4.75% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 07/25/37◊	1,622,689	1,423,977
Cross Mortgage Trust
2025-H6, 5.64% due 07/25/70[4,13]	1,381,890	1,386,509
Anchor Mortgage Trust
2025-RTL1, 5.72% due 05/25/40[4]	1,000,000	1,005,010
Towd Point Mortgage Trust
2025-1, 4.77% (WAC) due 06/25/65◊,4	959,986	960,235
Morgan Stanley Residential Mortgage Loan Trust
2025-NQM3, 5.86% (WAC) due 05/25/70◊,4	833,552	837,359
NYMT Loan Trust
2025-CP1, 3.75% (WAC) due 11/25/69◊,4	800,000	739,372
Nomura Resecuritization Trust
2015-4R, 1.42% (1 Month Term SOFR + 0.54%, Rate Floor: 0.43%) due 03/26/36◊,4	519,157	508,128
Morgan Stanley Re-REMIC Trust
2010-R5, 2.86% due 06/26/36[4]	344,581	334,104
Total Residential Mortgage-Backed Securities		644,999,563

Commercial Mortgage-Backed Securities - 1.3%
BX Trust
2024-VLT4, 6.59% (1 Month Term SOFR + 2.44%, Rate Floor: 2.44%) due 06/15/41◊,4	20,650,000	20,669,359
2023-DELC, 7.49% (1 Month Term SOFR + 3.34%, Rate Floor: 3.34%) due 05/15/38◊,4	10,650,000	10,729,850
BX Commercial Mortgage Trust
2021-VOLT, 6.27% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,4	20,006,301	19,968,789
2024-AIRC, 6.74% (1 Month Term SOFR + 2.59%, Rate Floor: 2.59%) due 08/15/39◊,4	6,085,269	6,106,187
BXHPP Trust
2021-FILM, 5.37% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,4	21,644,000	19,772,902
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 7.16% (1 Month Term SOFR + 3.00%, Rate Floor: 2.64%) due 06/15/38◊,4	15,000,000	12,348,552
SMRT
2022-MINI, 6.10% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/39◊,4	10,000,000	9,950,000
GS Mortgage Securities Corporation Trust
2020-DUNE, 6.92% (1 Month Term SOFR + 2.76%, Rate Floor: 2.65%) due 12/15/36◊,4	6,768,524	6,545,917
2020-DUNE, 6.32% (1 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 12/15/36◊,4	2,535,891	2,478,532
MHP
2022-MHIL, 6.76% (1 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 01/15/39◊,4	7,200,000	7,200,000
RWC Commercial Mortgage Trust
2025-1, due 06/25/40[4,11]	1,000,000	998,712
2025-1, due 06/25/40[4,11]	300,000	299,618
2025-1, due 06/25/40[4,11]	300,000	299,614
MILE Trust
2025-STNE, 5.85% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 07/15/42◊,4	500,000	500,156
Total Commercial Mortgage-Backed Securities		117,868,188

Military Housing - 0.3%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 0.70% (WAC) due 10/25/52◊,4,14	153,199,276	8,701,351
2015-R1, 0.70% (WAC) due 11/25/52◊,4,14	144,377,167	6,771,419
2015-R1, 0.70% (WAC) due 11/25/55◊,4,14	61,570,706	3,459,012
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52†††,4	5,330,558	5,222,772
Total Military Housing		24,154,554

Total Collateralized Mortgage Obligations
(Cost $1,753,618,411)		1,611,944,312

CONVERTIBLE BONDS†† - 0.2%
Consumer, Non-cyclical - 0.2%
Block, Inc.
due 05/01/26[15]	21,951,000	21,314,421
Total Convertible Bonds
(Cost $21,256,055)		21,314,421

U.S. TREASURY BILLS†† - 0.2%
U.S. Treasury Bills
3.92% due 10/30/25[5,16]	10,000,000	9,967,341
3.91% due 10/30/25[5,16]	3,960,000	3,947,067
4.02% due 10/07/25[5,16]	1,350,000	1,349,085
3.95% due 10/23/25[5,16]	1,000,000	997,539
4.02% due 10/21/25[5,16]	350,000	349,214
Total U.S. Treasury Bills
(Cost $16,610,474)		16,610,246

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 169

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
FOREIGN GOVERNMENT DEBT†† - 0.1%
Eagle Funding Luxco SARL
5.50% due 08/17/30[4]		10,700,000	$10,855,792
Total Foreign Government Debt
(Cost $10,673,649)			10,855,792

SENIOR FIXED RATE INTERESTS†† - 0.1%
Industrial - 0.1%
Cognita Ltd.
7.84% due 10/27/31		5,316,675	5,329,967

Consumer, Cyclical - 0.0%
Savers, Inc.
7.03% due 09/13/32		2,350,000	2,350,000
Total Senior Fixed Rate Interests
(Cost $7,641,985)			7,679,967

REPURCHASE AGREEMENTS††,17 - 4.1%
BofA Securities, Inc.
issued 09/30/25 at 4.19% due 10/01/25		137,905,887	137,905,887
BNP Paribas
issued 09/30/25 at 4.20% due 10/01/25		120,667,651	120,667,651
J.P. Morgan Securities LLC
issued 09/30/25 at 4.20% due 10/01/25		86,191,179	86,191,179
Bank of Montreal
issued 09/30/25 at 4.18% due 10/01/25		17,238,236	17,238,236
Total Repurchase Agreements
(Cost $362,002,953)			362,002,953

	Contracts/ Notional Value
OTC OPTIONS PURCHASED†† - 0.0%
Put Options on:
Foreign Exchange Options
Goldman Sachs International Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.73	USD	20,955,000	269,815
Goldman Sachs International Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.64	USD	16,764,000	215,852
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $67,918,525)	EUR	57,803,000	98,764
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $67,918,525)	EUR	57,803,000	98,764
Goldman Sachs International Foreign Exchange USD/JPY Expiring May 2026 with strike price of $123.50	USD	6,684,000	196,965

Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $86,762,000)	EUR	73,840,000	129,679
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $77,642,825)	EUR	66,079,000	111,059
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	41,538,000	87,849
Goldman Sachs International Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $38,440,125)	EUR	32,715,000	55,898
Bank of America, N.A. Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.63	USD	3,701,000	47,654
JPMorgan Chase Bank, N.A. Foreign Exchange USD/JPY Expiring May 2026 with strike price of $123.50	USD	1,573,000	46,353
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	12,461,000	26,354
Goldman Sachs International Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	3,798,000	8,032
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $95,672,025)	EUR	81,423,000	205
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $95,672,025)	EUR	81,423,000	205
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $66,969,125)	EUR	56,995,000	168
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $31,607,500)	EUR	26,900,000	79
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $28,700,550)	EUR	24,426,000	72

170 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

	Contracts/ Notional Value		Value
BNP Paribas Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $5,205,250)	EUR	4,430,000	$13
Total Foreign Exchange Options			1,393,780

Total OTC Options Purchased
(Cost $8,695,296)			1,393,780

OTC INTEREST RATE SWAPTIONS PURCHASED††,19 - 0.1%
Call Swaptions on:
Interest Rate Swaptions
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50%	USD	263,880,000	3,330,284
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50%	USD	131,940,000	1,665,143
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50%	USD	131,940,000	1,665,142
Total Interest Rate Swaptions			6,660,569

Total OTC Interest Rate Swaptions Purchased
(Cost $6,339,717)			6,660,569

Total Investments - 107.6%
(Cost $9,659,620,116)			9,493,186,529

OTC OPTIONS WRITTEN†† - (0.0)%
Put Options on:
Foreign Exchange Options
Goldman Sachs International Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	3,798,000	(504)
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	12,461,000	(1,655)
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	41,538,000	(5,514)
Total Foreign Exchange Options			(7,673)

Total OTC Options Written
(Premiums received $456,394)			(7,673)

OTC INTEREST RATE SWAPTIONS WRITTEN††,19 - (0.1)%
Call Swaptions on:
Interest Rate Swaptions
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.85%	USD	40,718,750	(101,585)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.85%	USD	40,718,750	(101,876)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.86%	USD	40,718,750	(103,935)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.71%	USD	40,718,750	(117,972)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.71%	USD	40,718,750	(117,972)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.89%	USD	40,718,750	(119,842)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.93%	USD	40,718,750	(131,110)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.93%	USD	40,718,750	(132,574)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.94%	USD	40,718,750	(135,644)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.94%	USD	40,718,750	(135,644)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.64%	USD	57,006,250	(143,520)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.64%	USD	57,006,250	(143,520)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.69%	USD	65,150,000	(177,749)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.69%	USD	65,150,000	(177,749)
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00%	USD	131,940,000	(464,958)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00%	USD	131,940,000	(464,958)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 171

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

	Contracts/ Notional Value		Value
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00%	USD	263,880,000	$(929,916)
Total Interest Rate Swaptions			(3,700,524)

Put Swaptions on:
Interest Rate Swaptions
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.94%	USD	40,718,750	(55,125)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.94%	USD	40,718,750	(55,125)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.93%	USD	40,718,750	(58,078)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.93%	USD	40,718,750	(58,876)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.89%	USD	40,718,750	(67,118)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.86%	USD	40,718,750	(68,004)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.85%	USD	40,718,750	(69,686)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.85%	USD	40,718,750	(69,929)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.71%	USD	40,718,750	(85,818)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.71%	USD	40,718,750	(85,818)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.64%	USD	57,006,250	(136,288)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.64%	USD	57,006,250	(136,288)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.69%	USD	65,150,000	(142,198)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.69%	USD	65,150,000	(142,198)
Total Interest Rate Swaptions			(1,230,549)

Total OTC Interest Rate Swaptions Written
(Premiums received $7,169,665)			(4,931,073)
Other Assets & Liabilities, net - (7.5)%			(659,472,188)
Total Net Assets - 100.0%			$8,828,775,595

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Commodity Futures Contracts Purchased†
Gold 100 oz. Futures Contracts	117	Dec 2025	$45,475,560	$3,759,701

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation (Depreciation)**
J.P. Morgan Securities LLC	ICE	CDX.NA.IG.45.V1	1.00%	Quarterly	12/20/30	$175,700,000	$(3,976,788)	$(4,023,177)	$46,389
J.P. Morgan Securities LLC	ICE	CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	88,100,000	(7,042,582)	(6,654,500)	(388,082)
							$(11,019,370)	$(10,677,677)	$(341,693)

172 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

OTC Credit Default Swap Agreements Protection Purchased††
Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (15-25%)	5.00%	Quarterly	12/20/29	$27,695,000	$(2,371,056)	$(1,486,411)	$(884,645)
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (25-35%)	5.00%	Quarterly	12/20/29	27,695,000	(4,302,907)	(3,553,012)	(749,895)
						$(6,673,963)	$(5,039,423)	$(1,634,540)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	3.75%	Annually	08/01/29	$152,530,000	$2,216,668	$717	$2,215,951

Total Return Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Citibank, N.A.	iShares Core S&P 500 ETF	Receive	4.85% (Federal Funds Rate + 0.76%)	At Maturity	01/12/26	16,000	$10,708,800	$(133,600)
Toronto-Dominion Bank	SPDR S&P 500 ETF Trust	Receive	4.86% (Federal Funds Rate + 0.77%)	At Maturity	01/26/26	36,000	23,982,480	(292,680)
							$34,691,280	$(426,280)
OTC Equity Index Swap Agreements††
Bank of America, N.A.	SPDR S&P 500 ETF Trust	Pay	4.70% (Federal Funds Rate + 0.61%)	At Maturity	06/16/26	74,100	49,363,938	5,333,718

OTC Interest Rate Swap Agreements††
Goldman Sachs International	Goldman Sachs Swaption Forward Volatility Index	Pay	3.09% (Federal Funds Rate - 1.00%)	At Maturity	05/15/26	252,444	36,046,444	(3,107,583)

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	GBP	Sell	79,762,000	108,343,357 USD	10/17/25	$1,058,932
Nomura Global Financial Products, Inc.	EUR	Sell	633,359,000	744,751,072 USD	10/17/25	297,393
JPMorgan Chase Bank, N.A.	EUR	Sell	7,100,000	8,382,352 USD	10/17/25	36,973
Morgan Stanley Capital Services LLC	CAD	Sell	6,280,000	4,548,928 USD	10/17/25	30,738
Morgan Stanley Capital Services LLC	EUR	Buy	500,000	586,958 USD	10/17/25	745
Toronto-Dominion Bank	EUR	Sell	296,000	348,079 USD	10/15/25	204
Morgan Stanley Capital Services LLC	EUR	Sell	707,000	830,045 USD	10/15/25	(858)
Toronto-Dominion Bank	EUR	Buy	8,350,000	9,815,495 USD	10/17/25	(859)
Barclays Bank plc	EUR	Sell	357,000	416,767 USD	10/15/25	(2,799)
Morgan Stanley Capital Services LLC	EUR	Sell	16,000,000	18,731,491 USD	10/17/25	(74,998)
						$1,345,471

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 173

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

OTC Interest Rate Swaptions Purchased
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
BNP Paribas 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	$263,880,000	$3,330,284
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	131,940,000	1,665,143
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	131,940,000	1,665,142
								$6,660,569

OTC Interest Rate Swaptions Written
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
BNP Paribas 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.85%	02/13/26	2.85%	$40,718,750	$(101,585)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.85%	02/13/26	2.85%	40,718,750	(101,876)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.86%	02/13/26	2.86%	40,718,750	(103,935)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.71%	08/19/26	2.71%	40,718,750	(117,972)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.71%	08/19/26	2.71%	40,718,750	(117,972)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.89%	02/20/26	2.89%	40,718,750	(119,842)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.93%	02/19/26	2.93%	40,718,750	(131,110)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.93%	02/19/26	2.93%	40,718,750	(132,574)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.94%	02/18/26	2.94%	40,718,750	(135,644)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.94%	02/18/26	2.94%	40,718,750	(135,644)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.64%	08/13/26	2.64%	57,006,250	(143,520)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.64%	08/13/26	2.64%	57,006,250	(143,520)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.69%	08/14/26	2.69%	65,150,000	(177,749)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.69%	08/14/26	2.69%	65,150,000	(177,749)
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	131,940,000	(464,958)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	131,940,000	(464,958)
BNP Paribas 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	263,880,000	(929,916)
								$(3,700,524)

174 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

OTC Interest Rate Swaptions Written (concluded)
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Put
BNP Paribas 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.94%	02/18/26	3.94%	$40,718,750	$(55,125)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.94%	02/18/26	3.94%	40,718,750	(55,125)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.93%	02/19/26	3.93%	40,718,750	(58,078)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.93%	02/19/26	3.93%	40,718,750	(58,876)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.89%	02/20/26	3.89%	40,718,750	(67,118)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.86%	02/13/26	3.86%	40,718,750	(68,004)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.85%	02/13/26	3.85%	40,718,750	(69,686)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.85%	02/13/26	3.85%	40,718,750	(69,929)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.71%	08/19/26	3.71%	40,718,750	(85,818)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.71%	08/19/26	3.71%	40,718,750	(85,818)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.64%	08/13/26	3.64%	57,006,250	(136,288)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.64%	08/13/26	3.64%	57,006,250	(136,288)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.69%	08/14/26	3.69%	65,150,000	(142,198)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.69%	08/14/26	3.69%	65,150,000	(142,198)
								$(1,230,549)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 175

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Special Purpose Acquisition Company (SPAC).
[3]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $5,340,022 (cost $10,728,076), or 0.1% of total net assets — See Note 10.

[4]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $3,728,667,787 (cost $3,778,601,059), or 42.2% of total net assets.

[5]	All or a portion of this security is pledged as futures, swaps and other over-the-counter derivatives collateral at September 30, 2025.
[6]	Rate indicated is the 7-day yield as of September 30, 2025.
[7]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[8]	Perpetual maturity.
[9]	Security is in default of interest and/or principal obligations.
[10]	Payment-in-kind security.
[11]	Security is unsettled at period end and may not have a stated effective rate.
[12]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[13]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at September 30, 2025. See table below for additional step information for each security.

[14]	Security is an interest-only strip.
[15]	Zero coupon rate security.
[16]	Rate indicated is the effective yield at the time of purchase.
[17]

Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

[18]	Security is no longer an affiliated entity as a result of New Age Alpha’s acquisition of certain Guggenheim Funds on October 25, 2024.
[19]	Swaptions — See additional disclosure in the swaptions table above for more information on swaptions.
CAD — Canadian Dollar
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
CDX.NA.HY.44.V1 — Credit Default Swap North American High Yield Series 44 Index Version 1
CDX.NA.IG.45.V1 — Credit Default Swap North American Investment Grade Series 45 Index Version 1
CME — Chicago Mercantile Exchange
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
ICE — Intercontinental Exchange
plc — Public Limited Company
PPV — Public-Private Venture
REMIC — Real Estate Mortgage Investment Conduit
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

176 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$817,654	$4,386,590	$27,796,504	$33,000,748
Preferred Stocks	40,284,729	300,133,683	27,721,474	368,139,886
Warrants	934	—	248	1,182
Rights	—	—	2	2
Exchange-Traded Funds	103,905,765	—	—	103,905,765
Mutual Funds	317,959,589	—	—	317,959,589
Money Market Funds	337,048,833	—	—	337,048,833
Corporate Bonds	—	2,326,761,540	213,314,428	2,540,075,968
Senior Floating Rate Interests	—	1,675,981,057	256,931,637	1,932,912,694
Asset-Backed Securities	—	1,503,886,500	317,793,322	1,821,679,822
Collateralized Mortgage Obligations	—	1,606,721,540	5,222,772	1,611,944,312
Convertible Bonds	—	21,314,421	—	21,314,421
U.S. Treasury Bills	—	16,610,246	—	16,610,246
Foreign Government Debt	—	10,855,792	—	10,855,792
Senior Fixed Rate Interests	—	7,679,967	—	7,679,967
Repurchase Agreements	—	362,002,953	—	362,002,953
Options Purchased	—	1,393,780	—	1,393,780
Interest Rate Swaptions Purchased	—	6,660,569	—	6,660,569
Commodity Futures Contracts**	3,759,701	—	—	3,759,701
Credit Default Swap Agreements**	—	46,389	—	46,389
Interest Rate Swap Agreements**	—	2,215,951	—	2,215,951
Equity Index Swap Agreements**	—	5,333,718	—	5,333,718
Forward Foreign Currency Exchange Contracts**	—	1,424,985	—	1,424,985
Total Assets	$803,777,205	$7,853,409,681	$848,780,387	$9,505,967,273

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$—	$7,673	$—	$7,673
Interest Rate Swaptions Written	—	4,931,073	—	4,931,073
Credit Default Swap Agreements**	—	2,022,622	—	2,022,622
Interest Rate Swap Agreements**	—	3,107,583	—	3,107,583
Equity Index Swap Agreements**	—	426,280	—	426,280
Forward Foreign Currency Exchange Contracts**	—	79,514	—	79,514
Unfunded Loan Commitments (Note 9)	—	—	956,434	956,434
Total Liabilities	$—	$10,574,745	$956,434	$11,531,179

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 177

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at September 30, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$149,234,587	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	137,928,735	Yield Analysis	Yield	4.3%-8.4%	6.4%
Asset-Backed Securities	30,630,000	Third Party Pricing	Trade Price	—	—
Collateralized Mortgage Obligations	5,222,772	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	25,143,443	Third Party Pricing	Trade Price	—	—
Common Stocks	2,533,525	Enterprise Value	Valuation Multiple	2.6x-8.7x	5.1x
Common Stocks	119,536	Model Price	Liquidation Value	—	—
Corporate Bonds	95,535,839	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	70,804,213	Third Party Pricing	Broker Quote	—	—
Corporate Bonds	21,842,351	Yield Analysis	Yield	9.2%	—
Corporate Bonds	13,894,709	Third Party Pricing	Trade Price	—	—
Corporate Bonds	11,237,315	Model Price	Purchase Price	—	—
Corporate Bonds	1	Model Price	Liquidation Value	—	—
Preferred Stocks	27,721,474	Yield Analysis	Yield	5.8%	—
Rights	2	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	170,283,139	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	44,870,996	Yield Analysis	Yield	9.6%-15.3%	10.3%
Senior Floating Rate Interests	36,865,101	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	4,912,401	Model Price	Liquidation Value	—	—
Warrants	248	Model Price	Liquidation Value	—	—
Total Assets	$848,780,387
Liabilities:
Unfunded Loan Commitments	$956,434	Model Price	Purchase price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the year ended September 30, 2025, the Fund had securities with a total value of $62,218,827 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

178 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended September 30, 2025:

	Assets									Liabilities
	Asset- Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Preferred Stocks	Rights	Total Assets	Unfunded Loan Commitments
Beginning Balance	$239,516,962	$5,406,232	$137,028,103	$267,381,117	$286	$2,971,450	$27,633,690	$—	$679,937,840	$(1,325,732)
Purchases/(Receipts)	133,974,608	—	111,445,872	103,026,704	—	25,143,441	—	—	373,590,625	(4,526,605)
(Sales, maturities and paydowns)/Fundings	(44,575,188)	(73,135)	(24,028,597)	(75,068,414)	—	(563)	—	—	(143,745,897)	2,443,004
Amortization of premiums/discounts	94,796	(123)	(28,278)	1,457,362	—	—	—	—	1,523,757	—
Corporate actions	—	—	—	(7,530,707)	—	—	—	—	(7,530,707)	—
Total realized gains (losses) included in earnings	61,223	(119)	(21,066)	(2,361,992)	—	(18,207)	—	—	(2,340,161)	1,993,486
Total change in unrealized appreciation (depreciation) included in earnings	1,797,929	(110,083)	2,925,144	5,162,636	(38)	(299,617)	87,784	2	9,563,757	459,413
Transfers out of Level 3	(13,077,008)	—	(14,006,750)	(35,135,069)	—	—	—	—	(62,218,827)	—
Ending Balance	$317,793,322	$5,222,772	$213,314,428	$256,931,637	$248	$27,796,504	$27,721,474	$2	$848,780,387	$(956,434)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at September 30, 2025	$1,260,890	$(110,083)	$1,148,423	$4,583,786	$(38)	$(299,828)	$87,784	$2	$6,670,936	$711,407

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, except GAIA Aviation Ltd. which are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
BRAVO Residential Funding Trust 2025-CES2, 5.19% due 07/26/55	6.19%	08/01/29	—	—
BRAVO Residential Funding Trust 2025-NQM7, 5.81% due 07/25/65	6.81%	07/01/29	—	—
CIM TRUST 2025-R1, 5.00% due 02/25/99	8.00%	03/01/28	9.00%	03/01/29
Citigroup Mortgage Loan Trust, Inc. 2022-A, 9.17% due 09/25/62	10.17%	08/25/26	—	—
COLT Mortgage Loan Trust 2025-3, 5.71% due 03/25/70	6.71%	02/01/29	—	—
Cross Mortgage Trust 2025-H6, 5.64% due 07/25/70	6.64%	07/01/29	—	—
GAIA Aviation Ltd. 2019-1, 5.19% due 12/15/44	2.00%	10/15/26	—	—
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44	2.00%	10/15/26	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
GCAT Trust 2023-NQM2, 6.60% due 11/25/67	7.60%	01/01/27	—	—
GCAT Trust 2025-NQM1, 5.83% due 11/25/69	6.83%	04/01/29	—	—
GCAT Trust 2025-NQM3, 5.96% due 05/25/70	6.96%	06/01/29	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 179

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
GCAT Trust 2025-NQM4, 5.88% due 06/25/70	6.88%	07/01/29	—	—
GS Mortgage-Backed Securities Trust 2025-NQM3, 5.49% due 11/25/65	6.49%	08/01/29	—	—
HOMES Trust 2025-AFC2, 5.73% due 06/25/60	6.73%	06/01/29	—	—
HOMES Trust 2025-AFC3, 5.34% due 08/25/60	6.34%	09/01/29	—	—
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69	6.00%	12/01/27	—	—
Mill City Securities Ltd. 2024-RS1, 4.00% due 11/01/69	7.00%	10/01/27	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2025-NQM13, 5.82% due 05/25/65	6.82%	07/01/29	—	—
OBX Trust 2023-NQM2, 6.80% due 01/25/62	7.80%	02/01/27	—	—
PRPM LLC 2025-3, 6.26% due 05/25/30	9.26%	05/01/28	10.26%	05/01/29
PRPM LLC 2025-2, 6.47% due 05/25/30	9.47%	05/01/28	10.47%	05/01/29
PRPM LLC 2025-7, 5.50% due 08/25/30	8.50%	08/01/28	9.50%	08/01/29
PRPM LLC 2025-RCF3, 5.25% due 07/25/55	6.25%	07/01/29	—	—
PRPM LLC 2025-6, 5.77% due 08/25/28	8.77%	08/01/28	9.77%	08/01/29
RCKT Mortgage Trust 2025-CES7, 5.73% due 07/25/55	6.73%	07/01/29	—	—
Verus Securitization Trust 2025-2, 5.66% due 03/25/70	6.66%	03/01/29	—	—
Verus Securitization Trust 2022-8, 6.13% due 09/25/67	7.13%	10/01/26	—	—
Vista Point Securitization Trust 2025-CES1, 5.81% due 04/25/55	6.81%	03/01/29	—	—

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Fund’s Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Fund’s Consolidated Statement of Operations.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements, subject to minimum amounts to initiate a margin call, with the exception of where securities are being sold short. The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

180 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MACRO OPPORTUNITIES FUND

At September 30, 2025, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BofA Securities, Inc.			U.S. Treasury Note
4.19%			3.88%
Due 10/01/25	$137,905,887	$137,921,938	Due 12/31/29	$99,692,600	$101,273,475

			U.S. Treasury Bond
			2.75%
			Due 11/15/42	26,406,000	20,750,957

			U.S. Treasury Strips
			0.00%
			Due 11/15/39 - 11/15/47	53,564,767	18,639,572
				179,663,367	140,664,004
BNP Paribas			U.S. Treasury Strips
4.20%			0.00%
Due 10/01/25	120,667,651	120,681,729	Due 05/15/35 - 05/15/50	108,179,651	56,694,539

			U.S. Treasury Notes
			0.38% - 4.13%
			Due 11/30/25 - 07/31/30	65,619,900	66,352,533

			U.S. Treasury Bond
			6.63%
			Due 02/15/27	46,000	48,319
				173,845,551	123,095,391
J.P. Morgan Securities LLC			U.S. Treasury Notes
4.20%			0.75% - 4.63%
Due 10/01/25	86,191,179	86,201,235	Due 02/28/27 - 08/15/31	101,397,200	87,925,281

Bank of Montreal			U.S. Treasury Bonds
4.18%			2.38% - 2.50%
Due 10/01/25	17,238,236	17,240,238	Due 02/15/46 - 11/15/49	24,998,100	17,585,067

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 181

CONSOLIDATED SCHEDULE OF INVESTMENTS (concluded)	September 30, 2025
MACRO OPPORTUNITIES FUND

Transactions during the year ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Common Stocks
Accuride Corp.*	$—	$—	$—	$—	$340	$340	3,399,497	$—
Accuride Liquidating Trust*	—	—	—	—	—	—	209	—
BP Holdco LLC*	45,503	—	—	—	(14,817)	30,686	37,539	—
FTAI Aircraft Leasing Offshore SPV (2025), LP*	—	25,143,443	—	—	—	25,143,443	25,143,443	—
Mutual Funds
Guggenheim Limited Duration Fund — Class R6	134,197,181	6,061,397	—	—	584,823	140,843,401	5,704,471	6,061,397
Guggenheim Strategy Fund II	20,765,053	40,499,057	(37,200,000)	7,012	163,665	24,234,787	974,067	2,499,057
Guggenheim Strategy Fund III	36,046,213	40,440,653	(48,300,000)	389,848	(228,235)	28,348,479	1,136,212	2,940,653
Guggenheim Ultra Short Duration Fund — Institutional Class	52,967,485	2,484,736	—	—	274,071	55,726,292	5,533,892	2,484,736
NAA Opportunity Fund[1]	33,415,126	—	—	—	—	—	—	—
NAA Risk Managed Real Estate Fund[1]	38,251,104	—	—	—	—	—	—	—
Senior Floating Rate Interests
Accuride Corp. 8.72% (3 Month Term SOFR + 1.50%, Rate Floor: 5.72%) (in-kind rate was 3.00%) due 03/07/30	—	2,437,692	—	—	2,221,834	4,659,526	2,482,936	121,193
	$315,687,665	$117,066,978	$(85,500,000)	$396,860	$3,001,681	$278,986,954		$14,107,036

*	Non-income producing security.
[1]	Security is no longer an affiliated entity as a result of New Age Alpha’s acquisition of certain Guggenheim Funds on October 25, 2024.

182 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MACRO OPPORTUNITIES FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $9,027,304,843)	$8,852,196,622
Investments in affiliated issuers, at value (cost $270,312,320)	278,986,954
Repurchase agreements, at value (cost $362,002,953)	362,002,953
Foreign currency, at value (cost $6,019,128)	6,019,130
Cash	3,400,879
Segregated cash with broker	11,174,544
Unamortized upfront premiums paid on interest rate swap agreements	717
Unrealized appreciation on OTC swap agreements	5,333,718
Unrealized appreciation on forward foreign currency exchange contracts	1,424,985
Prepaid expenses	132,612
Receivables:
Securities sold	1,108,585,954
Interest	74,261,015
Fund shares sold	26,339,500
Dividends	1,167,725
Variation margin on futures contracts	369,720
Variation margin on interest rate swap agreements	130,336
Foreign tax reclaims	47,194
Total assets	10,731,574,558

Liabilities:
Unfunded loan commitments, at value (Note 9) (commitment fees received $2,531,440)	956,434
Options written, at value (premiums received $7,626,059)	4,938,746
Segregated cash due to broker	6,580,767
Unamortized upfront premiums received on credit default swap agreements	15,717,100
Unrealized depreciation on OTC swap agreements	5,168,403
Unrealized depreciation on forward foreign currency exchange contracts	79,514
Payable for:
Securities purchased	1,834,545,331
Fund shares redeemed	17,954,425
Distributions to shareholders	5,218,536
Management fees	4,045,808
Swap settlement	1,221,569
Transfer agent/maintenance fees	335,812
Protection fees on credit default swap agreements	263,146
Distribution and service fees	152,580
Due to Investment Adviser	54,460
Variation margin on credit default swap agreements	34,283
Trustees’ fees*	25,877
Fund accounting/administration fees	12,909
Miscellaneous	5,493,263
Total liabilities	1,902,798,963
Net assets	$8,828,775,595

Net assets consist of:
Paid in capital	$9,541,997,025
Total distributable earnings (loss)	(713,221,430)
Net assets	$8,828,775,595
Class A:
Net assets	$321,326,759
Capital shares outstanding	12,868,574
Net asset value per share	$24.97
Maximum offering price per share (Net asset value divided by 96.00%)	$26.01
Class C:
Net assets	$106,740,241
Capital shares outstanding	4,278,219
Net asset value per share	$24.95
Class P:
Net assets	$22,993,631
Capital shares outstanding	920,274
Net asset value per share	$24.99
Institutional Class:
Net assets	$8,221,001,271
Capital shares outstanding	328,673,228
Net asset value per share	$25.01
Class R6:
Net assets	$156,713,693
Capital shares outstanding	6,266,528
Net asset value per share	$25.01

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 183

MACRO OPPORTUNITIES FUND

CONSOLIDATED STATEMENT OF OPERATIONS
Year Ended September 30, 2025

Investment Income:
Dividends from securities of unaffiliated issuers	$6,455,878
Dividends from securities of affiliated issuers	13,985,843
Interest from securities of unaffiliated issuers (net of foreign withholding tax of $85,854)	519,182,021
Interest from securities of affiliated issuers	121,193
Total investment income	539,744,935

Expenses:
Management fees	70,870,634
Distribution and service fees:
Class A	801,932
Class C	1,076,052
Class P	58,934
Transfer agent/maintenance fees:
Class A	290,945
Class C	86,023
Class P	17,777
Institutional Class	8,195,586
Class R6	9,227
Fund accounting/administration fees	2,994,088
Line of credit fees	635,184
Professional fees	446,742
Custodian fees	299,516
Trustees’ fees*	158,645
Miscellaneous	767,050
Recoupment of previously waived fees:
Class A	99,734
Class C	45,596
Class P	26,954
Institutional Class	39,760
Class R6	26,369
Total expenses	86,946,748
Less:
Expenses reimbursed by Adviser:
Class A	(456)
Class P	(1,555)
Institutional Class	(6,369,857)
Class R6	(464)
Expenses waived by Adviser	(3,661,769)
Earnings credits applied	(272,506)
Total waived/reimbursed expenses	(10,306,607)
Net expenses	76,640,141
Net investment income	463,104,794

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(38,341,282)
Investments in affiliated issuers	396,860
Swap agreements	9,380,631
Futures contracts	11,884,570
Options purchased	(11,779,194)
Options written	2,687,636
Forward foreign currency exchange contracts	(41,941,771)
Foreign currency transactions	(6,138,460)
Net realized loss	(73,851,010)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	137,090,581
Investments in affiliated issuers	3,001,681
Swap agreements	(10,264,300)
Futures contracts	(8,360,440)
Options purchased	1,558,520
Options written	2,687,313
Forward foreign currency exchange contracts	4,316,495
Foreign currency translations	535,254
Net change in unrealized appreciation (depreciation)	130,565,104
Net realized and unrealized gain	56,714,094
Net increase in net assets resulting from operations	$519,818,888

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

184 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MACRO OPPORTUNITIES FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$463,104,794	$395,399,021
Net realized loss on investments	(73,851,010)	(93,093,580)
Net change in unrealized appreciation (depreciation) on investments	130,565,104	454,390,955
Net increase in net assets resulting from operations	519,818,888	756,696,396

Distributions to shareholders:
Class A	(17,832,143)	(18,434,390)
Class C	(5,182,520)	(5,780,507)
Class P	(1,287,716)	(2,980,359)
Institutional Class	(442,516,094)	(393,918,652)
Class R6	(8,410,908)	(9,856,861)
Total distributions to shareholders	(475,229,381)	(430,970,769)

Capital share transactions:
Proceeds from sale of shares
Class A	100,806,148	122,660,844
Class C	28,887,565	30,464,616
Class P	6,460,472	9,692,840
Institutional Class	2,736,955,785	2,655,046,775
Class R6	48,187,332	66,002,762
Distributions reinvested
Class A	14,614,252	15,596,676
Class C	4,705,273	5,231,832
Class P	1,274,543	2,953,184
Institutional Class	387,701,090	342,864,582
Class R6	8,379,899	9,703,987
Cost of shares redeemed
Class A	(126,055,692)	(102,590,665)
Class C	(34,651,504)	(36,716,557)
Class P	(11,951,393)	(42,732,573)
Institutional Class	(1,791,740,363)	(1,676,736,544)
Class R6	(54,335,254)	(117,211,214)
Net increase from capital share transactions	1,319,238,153	1,284,230,545
Net increase in net assets	1,363,827,660	1,609,956,172

Net assets:
Beginning of year	7,464,947,935	5,854,991,763
End of year	$8,828,775,595	$7,464,947,935

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 185

MACRO OPPORTUNITIES FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Year Ended September 30, 2025	Year Ended September 30, 2024
Capital share activity:
Shares sold
Class A	4,078,485	5,055,388
Class C	1,168,304	1,258,346
Class P	261,026	400,331
Institutional Class	110,471,337	109,467,399
Class R6	1,953,208	2,727,890
Shares issued from reinvestment of distributions
Class A	590,327	644,458
Class C	190,204	216,488
Class P	51,461	122,198
Institutional Class	15,633,169	14,136,969
Class R6	337,953	401,374
Shares redeemed
Class A	(5,096,405)	(4,249,244)
Class C	(1,403,001)	(1,522,468)
Class P	(483,298)	(1,754,486)
Institutional Class	(72,439,766)	(69,266,077)
Class R6	(2,195,009)	(4,883,357)
Net increase in shares	53,117,995	52,755,209

186 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MACRO OPPORTUNITIES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$24.86	$23.66	$23.36	$27.19	$26.31
Income (loss) from investment operations:
Net investment income (loss)[a]	1.33	1.39	1.30	.89	.91
Net gain (loss) on investments (realized and unrealized)	.15	1.34	.33	(3.77)	1.04
Total from investment operations	1.48	2.73	1.63	(2.88)	1.95
Less distributions from:
Net investment income	(1.37)	(1.53)	(1.33)	(.95)	(1.07)
Total distributions	(1.37)	(1.53)	(1.33)	(.95)	(1.07)
Net asset value, end of period	$24.97	$24.86	$23.66	$23.36	$27.19

Total Return[b]	6.16%	11.92%	7.09%	(10.77%)	7.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$321,327	$330,519	$280,275	$327,393	$435,293
Ratios to average net assets:
Net investment income (loss)	5.40%	5.76%	5.46%	3.46%	3.35%
Total expenses[c]	1.31%	1.30%	1.50%	1.42%	1.43%
Net expenses[d,e,f]	1.27%	1.25%	1.44%	1.37%	1.37%
Portfolio turnover rate	35%	24%	32%	25%	84%

Class C	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$24.84	$23.64	$23.35	$27.17	$26.29
Income (loss) from investment operations:
Net investment income (loss)[a]	1.15	1.22	1.12	.70	.72
Net gain (loss) on investments (realized and unrealized)	.15	1.34	.32	(3.76)	1.03
Total from investment operations	1.30	2.56	1.44	(3.06)	1.75
Less distributions from:
Net investment income	(1.19)	(1.36)	(1.15)	(.76)	(.87)
Total distributions	(1.19)	(1.36)	(1.15)	(.76)	(.87)
Net asset value, end of period	$24.95	$24.84	$23.64	$23.35	$27.17

Total Return[b]	5.39%	11.13%	6.25%	(11.41%)	6.70%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$106,740	$107,377	$103,332	$145,469	$207,739
Ratios to average net assets:
Net investment income (loss)	4.65%	5.05%	4.72%	2.70%	2.64%
Total expenses[c]	2.06%	2.03%	2.27%	2.17%	2.18%
Net expenses[d,e,f]	2.02%	1.97%	2.21%	2.12%	2.12%
Portfolio turnover rate	35%	24%	32%	25%	84%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 187

MACRO OPPORTUNITIES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class P	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$24.87	$23.67	$23.38	$27.20	$26.32
Income (loss) from investment operations:
Net investment income (loss)[a]	1.32	1.38	1.30	.90	.91
Net gain (loss) on investments (realized and unrealized)	.16	1.34	.32	(3.77)	1.04
Total from investment operations	1.48	2.72	1.62	(2.87)	1.95
Less distributions from:
Net investment income	(1.36)	(1.52)	(1.33)	(.95)	(1.07)
Total distributions	(1.36)	(1.52)	(1.33)	(.95)	(1.07)
Net asset value, end of period	$24.99	$24.87	$23.67	$23.38	$27.20

Total Return	6.12%	11.84%	7.09%	(10.77%)	7.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,994	$27,135	$54,987	$161,232	$162,928
Ratios to average net assets:
Net investment income (loss)	5.34%	5.70%	5.49%	3.51%	3.33%
Total expenses[c]	1.38%	1.37%	1.66%	1.45%	1.45%
Net expenses[d,e,f]	1.33%	1.32%	1.49%	1.37%	1.37%
Portfolio turnover rate	35%	24%	32%	25%	84%

Institutional Class	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$24.89	$23.69	$23.40	$27.23	$26.34
Income (loss) from investment operations:
Net investment income (loss)[a]	1.42	1.47	1.40	.99	1.02
Net gain (loss) on investments (realized and unrealized)	.16	1.35	.32	(3.76)	1.05
Total from investment operations	1.58	2.82	1.72	(2.77)	2.07
Less distributions from:
Net investment income	(1.46)	(1.62)	(1.43)	(1.06)	(1.18)
Total distributions	(1.46)	(1.62)	(1.43)	(1.06)	(1.18)
Net asset value, end of period	$25.01	$24.89	$23.69	$23.40	$27.23

Total Return	6.50%	12.28%	7.47%	(10.39%)	7.91%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,221,001	$6,846,334	$5,228,680	$5,397,131	$6,906,534
Ratios to average net assets:
Net investment income (loss)	5.73%	6.08%	5.86%	3.85%	3.74%
Total expenses[c]	1.05%	1.03%	1.18%	1.09%	1.08%
Net expenses[d,e,f]	0.92%	0.91%	1.03%	0.96%	0.96%
Portfolio turnover rate	35%	24%	32%	25%	84%

188 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MACRO OPPORTUNITIES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class R6	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$24.89	$23.69	$23.39	$27.22	$26.34
Income (loss) from investment operations:
Net investment income (loss)[a]	1.42	1.48	1.40	.98	1.02
Net gain (loss) on investments (realized and unrealized)	.16	1.34	.33	(3.75)	1.04
Total from investment operations	1.58	2.82	1.73	(2.77)	2.06
Less distributions from:
Net investment income	(1.46)	(1.62)	(1.43)	(1.06)	(1.18)
Total distributions	(1.46)	(1.62)	(1.43)	(1.06)	(1.18)
Net asset value, end of period	$25.01	$24.89	$23.69	$23.39	$27.22

Total Return	6.54%	12.28%	7.51%	(10.39%)	7.91%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$156,714	$153,582	$187,717	$124,888	$197,067
Ratios to average net assets:
Net investment income (loss)	5.74%	6.10%	5.85%	3.79%	3.74%
Total expenses[c]	0.96%	0.96%	1.07%	1.00%	1.01%
Net expenses[d,e,f]	0.92%	0.91%	1.01%	0.96%	0.96%
Portfolio turnover rate	35%	24%	32%	25%	84%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	09/30/25	09/30/24	09/30/23	09/30/22	09/30/21
Class A	0.03%	0.03%	0.05%	0.06%	0.10%
Class C	0.04%	0.04%	0.04%	0.06%	0.08%
Class P	0.11%	0.11%	0.01%	0.05%	0.09%
Institutional Class	0.00%*	0.00%*	0.00%*	—	—
Class R6	0.02%	0.01%	0.01%	0.00%*	0.00%*

*	Less than 0.01%

[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	09/30/25	09/30/24	09/30/23	09/30/22	09/30/21
Class A	1.26%	1.24%	1.32%	1.33%	1.33%
Class C	2.01%	1.96%	2.07%	2.08%	2.08%
Class P	1.32%	1.31%	1.32%	1.33%	1.33%
Institutional Class	0.91%	0.90%	0.91%	0.92%	0.92%
Class R6	0.91%	0.90%	0.91%	0.92%	0.92%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 189

SCHEDULE OF INVESTMENTS	September 30, 2025
MUNICIPAL INCOME FUND

	Shares	Value
MONEY MARKET FUND***,† - 3.0%
BlackRock Liquidity Funds MuniCash, 2.90%[1]	1,065,484	$1,065,484
Total Money Market Fund
(Cost $1,065,484)		1,065,484

	Face Amount
MUNICIPAL BONDS†† - 95.0%
California - 12.8%
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/39[2]	$1,300,000	733,781
San Bernardino Community College District General Obligation Unlimited
due 08/01/49[2]	2,000,000	584,295
California Statewide Communities Development Authority Revenue Bonds
5.25% due 08/15/52	500,000	514,690
Compton Unified School District General Obligation Unlimited
due 06/01/40[2]	1,000,000	513,573
California Municipal Finance Authority Revenue Bonds
5.00% due 07/01/50	500,000	508,833
City of Los Angeles Department of Airports Revenue Bonds
5.00% due 05/15/35	250,000	296,462
Alameda Corridor Transportation Authority Revenue Bonds
—% due 10/01/51[3]	500,000	287,339
California Enterprise Development Authority Revenue Bonds
5.00% due 06/01/34[4]	250,000	260,104
El Monte Union High School District General Obligation Unlimited
due 06/01/43[2]	500,000	218,692
Westside Elementary School District General Obligation Unlimited
5.00% due 08/01/48	155,000	158,196
M-S-R Energy Authority Revenue Bonds
6.13% due 11/01/29	145,000	153,395
Freddie Mac Multifamily VRD Certificates Revenue Bonds
2.40% due 10/15/29	150,000	144,233
Coast Community College District General Obligation Unlimited
due 08/01/40[2]	250,000	133,637
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program Revenue Bonds
3.45% due 12/01/39	110,000	103,981
Total California		4,611,211

Pennsylvania - 5.9%
Pennsylvania Housing Finance Agency Revenue Bonds
4.95% due 10/01/38	740,000	771,481
5.20% due 04/01/53	200,000	205,285
School District of Philadelphia General Obligation Limited
5.25% due 09/01/43	575,000	608,826
Philadelphia Authority for Industrial Development Revenue Bonds
5.50% due 07/01/53	500,000	537,949
Total Pennsylvania		2,123,541

New York - 5.9%
New York State Dormitory Authority Revenue Bonds
5.25% due 07/01/55	500,000	527,549
5.00% due 07/01/51	300,000	307,412
Westchester County Local Development Corp. Revenue Bonds
5.75% due 11/01/53	750,000	797,041
New York Power Authority Revenue Bonds
5.25% due 11/15/41	250,000	277,324
New York City Housing Development Corp. Revenue Bonds
4.80% due 02/01/53	200,000	199,535
Total New York		2,108,861

Tennessee - 4.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
2.25% due 07/01/45	1,497,578	1,019,198
2.48% due 12/01/37	200,000	164,065
Tennessee Housing Development Agency Revenue Bonds
5.10% due 07/01/45	285,000	292,857
Metropolitan Government of Nashville & Davidson County Tennessee Water & Sewer Revenue Bonds
5.25% due 07/01/55	250,000	265,884
Total Tennessee		1,742,004

Washington - 4.8%
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds
5.25% due 12/01/55	1,000,000	1,064,156
University of Washington Revenue Bonds
5.00% due 04/01/28	250,000	266,022
Central Puget Sound Regional Transit Authority Revenue Bonds
5.00% due 11/01/41	200,000	201,619
Washington State Convention Center Public Facilities District Revenue Bonds
4.00% due 07/01/48	210,000	178,331
Total Washington		1,710,128

190 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MUNICIPAL INCOME FUND

	Face Amount	Value
Georgia - 4.6%
State of Georgia General Obligation Unlimited
5.00% due 01/01/31	$1,000,000	$1,131,388
Columbia County Hospital Authority Revenue Bonds
5.00% due 04/01/48	500,000	511,348
Total Georgia		1,642,736

Texas - 4.2%
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
5.50% due 08/15/49	500,000	539,821
County of Fort Bend Texas Toll Road Revenue Bonds
5.25% due 03/01/55	250,000	263,517
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/53[2]	1,000,000	232,662
Arlington Higher Education Finance Corp. Revenue Bonds
5.00% due 12/01/46	200,000	193,520
Central Texas Regional Mobility Authority Revenue Bonds
5.00% due 01/01/45	100,000	101,582
Hutto Independent School District General Obligation Unlimited
5.00% due 08/01/49	100,000	101,300
Texas Municipal Gas Acquisition and Supply Corporation I Revenue Bonds
6.25% due 12/15/26	65,000	66,374
Total Texas		1,498,776

Oregon - 4.1%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited
due 06/15/48[2]	2,000,000	639,648
due 06/15/50[2]	400,000	114,182
due 06/15/49[2]	350,000	105,860
Salem-Keizer School District No. 24J General Obligation Unlimited
due 06/15/40[2]	1,250,000	625,965
Total Oregon		1,485,655

Massachusetts - 3.6%
Massachusetts Development Finance Agency Revenue Bonds
5.50% due 08/15/50	500,000	514,929
5.00% due 07/01/50	500,000	508,312
5.00% due 10/01/34	150,000	162,011
5.00% due 06/01/35	90,000	101,370
Total Massachusetts		1,286,622

Nebraska - 3.5%
Nebraska Investment Finance Authority Revenue Bonds
4.95% due 09/01/38	1,000,000	1,045,844
Central Plains Energy Project Revenue Bonds
5.00% due 09/01/29	200,000	211,162
Total Nebraska		1,257,006

Michigan - 3.5%
Michigan Technological University Revenue Bonds
5.25% due 10/01/53	1,000,000	1,043,484
Michigan State Housing Development Authority Revenue Bonds
3.35% due 12/01/34	200,000	198,566
Total Michigan		1,242,050

Maine - 2.9%
Maine Health & Higher Educational Facilities Authority Revenue Bonds
5.25% due 07/01/48	1,000,000	1,046,826

Missouri - 2.8%
Missouri Housing Development Commission Revenue Bonds
5.15% due 11/01/55	500,000	516,791
5.00% due 11/01/50	500,000	502,931
Total Missouri		1,019,722

South Carolina - 2.6%
South Carolina Public Service Authority Revenue Bonds
5.00% due 12/01/55	500,000	516,396
Charleston County Airport District Revenue Bonds
5.00% due 07/01/43	200,000	204,938
South Carolina State Housing Finance & Development Authority Revenue Bonds
4.70% due 01/01/55	200,000	198,839
Total South Carolina		920,173

New Mexico - 2.1%
New Mexico Mortgage Finance Authority Revenue Bonds
5.20% due 09/01/55	500,000	514,215
4.95% due 09/01/38	245,000	257,886
Total New Mexico		772,101

Maryland - 2.1%
Maryland Economic Development Corp. Revenue Bonds
5.00% due 07/01/45	500,000	516,865
Maryland Department of Housing & Community Development Revenue Bonds
5.10% due 03/01/52	250,000	254,339
Total Maryland		771,204

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 191

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MUNICIPAL INCOME FUND

	Face Amount	Value
Arizona - 2.0%
Arizona Industrial Development Authority Revenue Bonds
5.25% due 11/01/48	$500,000	$509,678
Salt Verde Financial Corp. Revenue Bonds
5.00% due 12/01/32	200,000	218,367
Total Arizona		728,045

Ohio - 2.0%
Ohio Housing Finance Agency Revenue Bonds
5.25% due 09/01/55	500,000	515,996
American Municipal Power, Inc. Revenue Bonds
5.00% due 02/15/41	200,000	200,203
Total Ohio		716,199

Colorado - 1.8%
City & County of Denver Colorado Airport System Revenue Bonds
5.00% due 12/01/28	200,000	212,924
Canyons Metropolitan District No. 5 General Obligation Limited
4.13% due 12/01/54	200,000	171,445
City & County of Denver Colorado Pledged Excise Tax Revenue Bonds
due 08/01/30[2]	200,000	166,778
Colorado School of Mines Revenue Bonds
5.00% due 12/01/47	100,000	100,454
Total Colorado		651,601

North Carolina - 1.8%
Inlivian Revenue Bonds
2.02% due 04/01/42	974,385	635,602

Oklahoma - 1.6%
Oklahoma Development Finance Authority Revenue Bonds
5.00% due 08/15/28	350,000	365,325
Oklahoma City Airport Trust Revenue Bonds
5.00% due 07/01/30	200,000	209,911
Total Oklahoma		575,236

Louisiana - 1.5%
Louisiana Public Facilities Authority Revenue Bonds
5.25% due 07/01/65	500,000	517,922
5.00% due 05/15/26	5,000	5,023
Total Louisiana		522,945

Florida - 1.5%
Mid-Bay Bridge Authority Revenue Bonds
5.00% due 10/01/40	250,000	267,909
Florida Housing Finance Corp. Revenue Bonds
5.13% due 01/01/56	250,000	253,828
Total Florida		521,737

Idaho - 1.4%
Idaho Housing & Finance Association Revenue Bonds
5.15% due 07/01/45	500,000	518,314

West Virginia - 1.4%
West Virginia Hospital Finance Authority Revenue Bonds
5.00% due 06/01/42	300,000	302,030
5.50% due 06/01/50	200,000	212,041
Total West Virginia		514,071

Alabama - 1.4%
Alabama Housing Finance Authority Revenue Bonds
5.13% due 10/01/50	500,000	512,516

Rhode Island - 1.4%
Rhode Island Health and Educational Building Corp. Revenue Bonds
5.25% due 05/15/54	500,000	510,608

Illinois - 1.1%
Illinois Finance Authority Revenue Bonds
5.00% due 08/15/26	400,000	407,342

Puerto Rico - 0.9%
Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue Bonds
5.00% due 07/01/58	350,000	337,775

Arkansas - 0.9%
County of Baxter Arkansas Revenue Bonds
5.00% due 09/01/26	330,000	332,363

Utah - 0.8%
Downtown Revitalization Public Infrastructure District Revenue Bonds
5.50% due 06/01/55	250,000	267,519

Alaska - 0.7%
University of Alaska Revenue Bonds
5.00% due 10/01/40	260,000	261,583

Vermont - 0.6%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds
5.00% due 12/01/46	200,000	200,321

Connecticut - 0.5%
New Haven Housing Authority Revenue Bonds
2.26% due 05/01/38	237,912	188,641

Virginia - 0.4%
Loudoun County Economic Development Authority Revenue Bonds
due 07/01/49[2]	500,000	152,294

192 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
MUNICIPAL INCOME FUND

	Face Amount	Value
Wisconsin - 0.4%
Public Finance Authority Revenue Bonds
4.50% due 07/15/49[4]	$150,000	$130,095

Iowa - 0.3%
PEFA, Inc. Revenue Bonds
5.00% (VRDN) due 09/01/26[5]	100,000	101,757

Kansas - 0.3%
University of Kansas Hospital Authority Revenue Bonds
5.00% due 09/01/48	100,000	101,200
Total Municipal Bonds
(Cost $35,699,002)		34,126,380

Total Investments - 98.0%
(Cost $36,764,486)		$35,191,864
Other Assets & Liabilities, net - 2.0%		723,452
Total Net Assets - 100.0%		$35,915,316

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.52%	Annually	09/18/35	$1,200,000	$13,551	$2,602	$10,949
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.81%	Annually	09/11/40	450,000	3,040	303	2,737
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.41%	Annually	08/26/30	2,375,000	3,164	7,798	(4,634)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.99%	Annually	08/26/40	600,000	(7,895)	304	(8,199)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.01%	Annually	06/23/55	800,000	(10,162)	5,687	(15,849)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.16%	Annually	07/25/50	2,100,000	(63,746)	(6,627)	(57,119)
								$(62,048)	$10,067	$(72,115)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 193

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2025
MUNICIPAL INCOME FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the 7-day yield as of September 30, 2025.
[2]	Zero coupon rate security.
[3]	Security is a step up/down bond. The coupon will increase to 5.20% at 10/01/2037.
[4]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $390,199 (cost $412,210), or 1.1% of total net assets.

[5]

The rate is adjusted periodically by the counterparty, allows the holder to tender the security upon a rate reset, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at September 30, 2025.

BofA — Bank of America
CME — Chicago Mercantile Exchange
SOFR — Secured Overnight Financing Rate
VRDN — Variable Rate Demand Note

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$1,065,484	$—	$—	$1,065,484
Municipal Bonds	—	34,126,380	—	34,126,380
Interest Rate Swap Agreements**	—	13,686	—	13,686
Total Assets	$1,065,484	$34,140,066	$—	$35,205,550

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$85,801	$—	$85,801

**	This derivative is reported as unrealized appreciation/depreciation at period end.

194 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MUNICIPAL INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025

Assets:
Investments, at value (cost $36,764,486)	$35,191,864
Cash	71,561
Segregated cash with broker	365,108
Unamortized upfront premiums paid on interest rate swap agreements	16,694
Prepaid expenses	36,210
Receivables:
Interest	342,488
Investment Adviser	13,448
Variation margin on interest rate swap agreements	10,901
Fund shares sold	2,451
Total assets	36,050,725

Liabilities:
Unamortized upfront premiums received on interest rate swap agreements	6,627
Payable for:
Fund shares redeemed	69,015
Professional fees	27,800
Trustees’ fees*	6,746
Distributions to shareholders	6,272
Transfer agent fees	3,519
Distribution and service fees	3,104
Fund accounting/administration fees	2,999
Miscellaneous	9,327
Total liabilities	135,409
Net assets	$35,915,316

Net assets consist of:
Paid in capital	$42,565,733
Total distributable earnings (loss)	(6,650,417)
Net assets	$35,915,316
Class A:
Net assets	$14,437,826
Capital shares outstanding	1,260,471
Net asset value per share	$11.45
Maximum offering price per share (Net asset value divided by 96.00%)	$11.93
Class C:
Net assets	$287,125
Capital shares outstanding	25,081
Net asset value per share	$11.45
Class P:
Net assets	$65,295
Capital shares outstanding	5,702
Net asset value per share	$11.45
Institutional Class:
Net assets	$21,125,070
Capital shares outstanding	1,843,708
Net asset value per share	$11.46

STATEMENT OF OPERATIONS
Year Ended September 30, 2025

Investment Income:
Interest	$1,078,020
Total investment income	1,078,020

Expenses:
Management fees	147,077
Distribution and service fees:
Class A	38,203
Class C	4,457
Class P	235
Transfer agent/maintenance fees:
Class A	22,439
Class C	1,229
Class P	494
Institutional Class	18,579
Registration fees	72,306
Custodian fees	6,332
Professional fees	36,377
Trustees’ fees*	34,828
Insurance expense	27,927
Fund accounting/administration fees	20,459
Line of credit fees	506
Miscellaneous	6,693
Total expenses	438,141
Less:
Expenses reimbursed by Adviser:
Class A	(62,140)
Class C	(2,573)
Class P	(769)
Institutional Class	(37,188)
Expenses waived by Adviser	(137,549)
Earnings credits applied	(3,661)
Total waived/reimbursed expenses	(243,880)
Net expenses	194,261
Net investment income	883,759

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(111,241)
Swap agreements	1,239,032
Net realized gain	1,127,791
Net change in unrealized appreciation (depreciation) on:
Investments	(213,374)
Swap agreements	(1,017,988)
Net change in unrealized appreciation (depreciation)	(1,231,362)
Net realized and unrealized loss	(103,571)
Net increase in net assets resulting from operations	$780,188

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 195

MUNICIPAL INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$883,759	$773,563
Net realized gain (loss) on investments	1,127,791	(5,058,181)
Net change in unrealized appreciation (depreciation) on investments	(1,231,362)	7,849,628
Net increase in net assets resulting from operations	780,188	3,565,010

Distributions to shareholders:
Class A	(470,581)	(679,675)
Class C	(10,567)	(21,144)
Class P	(2,913)	(4,067)
Institutional Class	(431,688)	(205,499)
Return of Capital
Class A	—	(17,975)
Class C	—	(559)
Class P	—	(108)
Institutional Class	—	(5,435)
Total distributions to shareholders	(915,749)	(934,462)

Capital share transactions:
Proceeds from sale of shares
Class A	1,021,017	1,462,458
Class C	28,249	149,213
Class P	7,813	22,902
Institutional Class	19,468,785	2,197,008
Distributions reinvested
Class A	399,295	604,053
Class C	9,752	20,639
Class P	2,913	4,160
Institutional Class	429,428	207,496
Cost of shares redeemed
Class A	(3,316,150)	(16,349,357)
Class C	(358,929)	(457,748)
Class P	(68,764)	(24,620)
Institutional Class	(2,466,527)	(10,268,568)
Net increase (decrease) from capital share transactions	15,156,882	(22,432,364)
Net increase (decrease) in net assets	15,021,321	(19,801,816)

Net assets:
Beginning of year	20,893,995	40,695,811
End of year	$35,915,316	$20,893,995

Capital share activity:
Shares sold
Class A	91,177	129,161
Class C	2,493	13,502
Class P	691	2,007
Institutional Class	1,713,708	195,626
Shares issued from reinvestment of distributions
Class A	35,306	53,576
Class C	861	1,828
Class P	257	368
Institutional Class	38,149	18,440
Shares redeemed
Class A	(295,300)	(1,437,356)
Class C	(31,978)	(40,338)
Class P	(6,095)	(2,156)
Institutional Class	(219,702)	(907,439)
Net increase (decrease) in shares	1,329,567	(1,972,781)

196 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$11.57	$10.77	$10.97	$13.46	$13.23
Income (loss) from investment operations:
Net investment income (loss)[a]	.33	.32	.23	.23	.25
Net gain (loss) on investments (realized and unrealized)	(.10)	.86	(.04)	(2.44)	.23
Total from investment operations	.23	1.18	.19	(2.21)	.48
Less distributions from:
Net investment income	(.35)	(.36)	(.25)	(.22)	(.23)
Net realized gains	—	—	(.14)	(.06)	(.02)
Return of capital	—	(.02)	—	—	—
Total distributions	(.35)	(.38)	(.39)	(.28)	(.25)
Net asset value, end of period	$11.45	$11.57	$10.77	$10.97	$13.46

Total Return[b]	2.04%	11.10%	1.67%	(16.67%)	3.67%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,438	$16,541	$28,909	$43,354	$63,359
Ratios to average net assets:
Net investment income (loss)	2.92%	2.83%	2.06%	1.84%	1.82%
Total expenses[c]	1.65%	1.59%	1.20%	1.18%	1.17%
Net expenses[d,e,f]	0.78%	0.79%	0.78%	0.79%	0.80%
Portfolio turnover rate	39%	59%	11%	14%	22%

Class C	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$11.56	$10.76	$10.96	$13.45	$13.22
Income (loss) from investment operations:
Net investment income (loss)[a]	.25	.24	.15	.14	.15
Net gain (loss) on investments (realized and unrealized)	(.10)	.86	(.04)	(2.45)	.23
Total from investment operations	.15	1.10	.11	(2.31)	.38
Less distributions from:
Net investment income	(.26)	(.28)	(.17)	(.12)	(.13)
Net realized gains	—	—	(.14)	(.06)	(.02)
Return of capital	—	(.02)	—	—	—
Total distributions	(.26)	(.30)	(.31)	(.18)	(.15)
Net asset value, end of period	$11.45	$11.56	$10.76	$10.96	$13.45

Total Return[b]	1.27%	10.38%	0.91%	(17.23%)	2.91%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$287	$621	$847	$1,063	$1,769
Ratios to average net assets:
Net investment income (loss)	2.17%	2.10%	1.30%	1.08%	1.08%
Total expenses[c]	2.58%	2.42%	2.00%	1.97%	1.97%
Net expenses[d,e,f]	1.53%	1.54%	1.54%	1.54%	1.55%
Portfolio turnover rate	39%	59%	11%	14%	22%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 197

MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$11.57	$10.76	$10.97	$13.45	$13.22
Income (loss) from investment operations:
Net investment income (loss)[a]	.33	.32	.23	.23	.25
Net gain (loss) on investments (realized and unrealized)	(.10)	.87	(.05)	(2.43)	.23
Total from investment operations	.23	1.19	.18	(2.20)	.48
Less distributions from:
Net investment income	(.35)	(.36)	(.25)	(.22)	(.23)
Net realized gains	—	—	(.14)	(.06)	(.02)
Return of capital	—	(.02)	—	—	—
Total distributions	(.35)	(.38)	(.39)	(.28)	(.25)
Net asset value, end of period	$11.45	$11.57	$10.76	$10.97	$13.45

Total Return	2.03%	11.20%	1.58%	(16.61%)	3.67%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$65	$125	$114	$129	$220
Ratios to average net assets:
Net investment income (loss)	2.90%	2.84%	2.04%	1.81%	1.83%
Total expenses[c]	2.06%	1.84%	1.51%	1.47%	1.38%
Net expenses[d,e,f]	0.78%	0.78%	0.78%	0.79%	0.80%
Portfolio turnover rate	39%	59%	11%	14%	22%

198 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$11.58	$10.77	$10.97	$13.46	$13.23
Income (loss) from investment operations:
Net investment income (loss)[a]	.35	.34	.26	.26	.28
Net gain (loss) on investments (realized and unrealized)	(.09)	.88	(.03)	(2.44)	.24
Total from investment operations	.26	1.22	.23	(2.18)	.52
Less distributions from:
Net investment income	(.38)	(.39)	(.29)	(.25)	(.27)
Net realized gains	—	—	(.14)	(.06)	(.02)
Return of capital	—	(.02)	—	—	—
Total distributions	(.38)	(.41)	(.43)	(.31)	(.29)
Net asset value, end of period	$11.46	$11.58	$10.77	$10.97	$13.46

Total Return	2.31%	11.48%	1.93%	(16.46%)	3.93%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,125	$3,606	$10,826	$4,629	$12,772
Ratios to average net assets:
Net investment income (loss)	3.13%	3.06%	2.30%	2.04%	2.08%
Total expenses[c]	1.26%	1.41%	0.96%	0.98%	0.96%
Net expenses[d,e,f]	0.53%	0.54%	0.53%	0.54%	0.55%
Portfolio turnover rate	39%	59%	11%	14%	22%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	09/30/25	09/30/24	09/30/23	09/30/22	09/30/21
Class A	—	—	0.00%*	0.02%	—
Class C	—	—	0.01%	0.01%	—
Class P	—	—	0.00%*	0.01%	—
Institutional Class	—	—	0.00%*	0.01%	—

*	Less than 0.01%.

[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	09/30/25	09/30/24	09/30/23	09/30/22	09/30/21
Class A	0.78%	0.77%	0.78%	0.78%	0.79%
Class C	1.53%	1.53%	1.53%	1.53%	1.54%
Class P	0.78%	0.77%	0.78%	0.78%	0.79%
Institutional Class	0.52%	0.52%	0.53%	0.54%	0.55%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 199

SCHEDULE OF INVESTMENTS	September 30, 2025
TOTAL RETURN BOND FUND

	Shares	Value
COMMON STOCKS† - 0.1%

Transport-Aircraft - 0.1%
FTAI Aircraft Leasing Offshore SPV, LP*,†††,1	29,785,310	$29,785,310

Consumer, Non-cyclical - 0.0%
WW International, Inc.*	55,029	1,505,594

Communications - 0.0%
Xplore, Inc.*,††	80,273	185,758

Industrial - 0.0%
API Heat Transfer Intermediate*,†††	31	40,380
YAK BLOCKER 2 LLC†††	44,094	36,177
YAK BLOCKER 2 LLC†††	40,754	33,437
BP Holdco LLC*,†††,1	532	435
Vector Phoenix Holdings, LP*,†††	532	—
Total Industrial		110,429

Financial - 0.0%
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,2	9,315,080	932

Total Common Stocks
(Cost $31,063,914)		31,588,023

PREFERRED STOCKS† - 2.6%
Financial - 2.3%
Citigroup, Inc.††
6.88%	41,425,000	42,690,824
6.75%	35,721,000	36,266,320
3.88%	31,175,000	30,887,002
6.95%	19,190,000	19,708,264
Goldman Sachs Group, Inc.††
7.50%	32,500,000	34,311,550
6.85%	29,050,000	30,175,048
3.80%	25,830,000	25,516,266
6.13%	9,350,000	9,489,437
3.65%	2,450,000	2,399,674
Wells Fargo & Co.††
3.90%	66,688,000	66,040,359
6.85%	12,840,000	13,493,428
7.63%	4,100,000	4,388,722
Bank of New York Mellon Corp.††
3.75%	65,200,000	63,897,851
5.95%	8,680,000	8,776,912
Charles Schwab Corp. ††
4.00%	73,673,000	69,132,003
Bank of America Corp.††
4.38%	27,700,000	27,245,418
6.63%	20,560,000	21,392,454
6.25%	20,125,000	20,382,128
JPMorgan Chase & Co.††
3.65%	37,412,000	37,001,770
6.50%	20,220,000	20,930,409
State Street Corp.††
6.45%	18,790,000	19,386,902
6.70%	2,645,000	2,751,022
American National Group, Inc.
7.38%	590,500	14,827,455
CNO Financial Group, Inc.
5.13% due 11/25/60	710,775	14,350,547
Jackson Financial, Inc.
8.00%	472,000	12,295,600
Kuvare US Holdings, Inc.††
7.00% due 02/17/51[3]	10,715,000	10,664,425
Selective Insurance Group, Inc.
4.60%	541,225	10,039,724
Depository Trust & Clearing Corp.††
3.38%[3]	4,750,000	4,670,660
First Republic Bank††
4.25%*	2,368,525	237
4.50%*	276,775	28
Total Financial		673,112,439

Communications - 0.2%
AT&T Mobility II LLC†††
6.80%*	47,000	48,255,899

Energy - 0.1%
Venture Global LNG, Inc.††
9.00%[3]	21,555,000	21,362,721

Government - 0.0%
CoBank ACB††
7.13%	8,250,000	8,518,957
4.25%	3,300,000	3,213,640

Utilities - 0.0%
NextEra Energy Capital Holdings, Inc.
6.50% due 06/01/85	353,400	9,100,050
Total Preferred Stocks
(Cost $830,546,994)		763,563,706

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	101,490	741
Pershing Square SPARC Holdings, Ltd.
Expiring 12/31/49*,†††,2	2,846,274	285
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25*,†††,2	1,035,008	103
Total Warrants
(Cost $233,835)		1,129

RIGHT††† - 0.0%
Communications - 0.0%
Xplore, Inc.*	6,119	1
Total Right
(Cost $—)		1

MUTUAL FUNDS† - 0.9%
Guggenheim Limited Duration Fund — Class R6[1]	5,590,870	138,038,569
Guggenheim Strategy Fund III[1]	2,249,309	56,120,270

200 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Shares	Value
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	3,161,564	$31,836,949
Guggenheim Strategy Fund II1	1,172,210	29,164,595
Total Mutual Funds
(Cost $249,245,198)		255,160,383

MONEY MARKET FUNDS***,† - 2.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 3.98%[4]	563,591,160	563,591,160
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.00%[4]	107,403,969	107,403,969
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 3.98%[4]	3,462,737	3,462,737
Total Money Market Funds
(Cost $674,457,866)		674,457,866

	Face Amount~
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 44.6%
Government Agency - 30.5%
Uniform MBS 30 Year
3.00% due 12/01/25[5]	2,230,990,000	1,959,518,675
2.50% due 12/01/25[5]	991,130,000	835,756,497
5.00% due 01/01/26[5]	685,727,000	679,460,827
6.00% due 01/01/26[5]	424,380,000	433,107,375
6.00% due 12/01/25[5]	276,590,000	282,504,877
5.50% due 12/01/25[5]	213,510,000	215,205,483
2.00% due 12/01/25[5]	192,250,000	155,010,790
Fannie Mae
5.50% due 04/01/55	217,763,367	221,046,315
5.00% due 05/01/53	203,086,577	202,403,811
6.00% due 09/01/54	177,717,042	183,376,219
3.00% due 05/01/52	201,523,579	177,410,063
5.50% due 09/01/54	155,426,116	157,875,824
5.50% due 02/01/55	135,245,264	137,716,486
5.50% due 06/01/55	107,750,492	108,678,940
5.00% due 04/01/53	102,917,324	102,616,538
5.00% due 08/01/53	72,022,489	71,733,883
5.00% due 10/25/51	71,513,366	71,597,108
5.00% due 11/25/53	65,594,900	65,639,156
5.00% due 01/25/53	61,655,583	61,775,108
5.00% due 02/25/54	36,797,982	36,819,045
5.00% due 01/25/53	36,719,129	36,792,369
5.50% due 03/01/55	27,172,532	27,622,477
5.00% due 06/01/53	25,263,070	25,157,296
5.50% due 05/01/55	23,772,191	24,043,134
5.00% due 05/25/52	17,428,827	17,448,257
due 12/25/43[6]	8,218,786	6,242,691
3.05% due 03/01/50	5,639,678	4,398,768
2.51% due 10/01/46	5,210,392	4,156,807
4.24% due 08/01/48	3,296,259	2,936,289
3.42% due 10/01/47	2,554,063	2,216,546

3.00% due 01/01/52	2,504,566	2,207,941
3.26% due 11/01/46	2,185,081	1,871,649
2.69% due 02/01/52	2,353,866	1,788,352
5.00% due 03/01/55	1,800,796	1,786,813
2.49% due 09/01/51	2,384,496	1,743,491
2.62% due 12/01/51	2,195,250	1,636,266
2.93% due 03/01/52	1,966,365	1,551,645
3.46% due 08/01/49	1,564,801	1,343,217
2.51% due 07/01/50	1,678,772	1,274,218
2.43% due 12/01/51	1,900,000	1,216,342
3.74% due 02/01/48	1,164,999	1,037,098
4.05% due 09/01/48	1,081,226	989,251
2.32% due 07/01/50	1,285,545	950,738
3.96% due 06/01/49	897,969	803,102
3.60% due 10/01/47	856,574	750,850
3.00% due 05/01/52	828,563	736,873
2.65% due 12/01/51	944,402	710,335
2.34% due 03/01/51	824,395	609,903
3.91% due 07/01/49	630,620	556,677
3.18% due 09/01/42	597,605	512,511
2.56% due 05/01/39	573,712	455,849
2.51% due 02/01/48	543,412	423,016
3.00% due 07/01/46	387,706	348,296
3.51% due 11/01/47	345,223	302,664
4.33% due 09/01/48	310,644	293,383
4.22% due 04/01/49	308,841	276,068
3.50% due 10/01/45	292,767	275,375
3.77% due 08/01/45	282,571	245,605
4.23% due 07/01/39	261,933	244,172
2.00% due 02/25/52	387,368	238,233
5.00% due 12/01/44	198,563	200,902
3.50% due 11/01/47	208,051	193,742
4.50% due 04/01/48	194,291	190,976
3.00% due 03/01/52	203,653	180,984
2.50% due 01/25/52	263,563	169,055
3.95% due 06/01/49	182,538	163,611
3.50% due 12/01/45	168,258	158,181
3.50% due 08/01/43	165,387	155,933
3.18% due 08/01/42	171,295	146,900
2.06% due 09/01/36	140,000	108,170
4.00% due 10/01/45	107,998	103,978
2.34% due 09/01/39	120,747	94,098
5.00% due 05/01/44	90,913	91,986
2.50% due 11/25/50	143,445	84,857
5.00% due 04/01/44	59,429	59,572
2.00% due 10/25/51	103,989	54,530
2.28% due 01/01/51	65,334	48,265
3.50% due 06/01/46	11,302	10,569
Freddie Mac
6.00% due 08/01/54	228,679,772	236,361,784
3.00% due 05/01/52	206,570,004	181,852,633
5.50% due 09/01/53	171,303,255	175,420,263
5.50% due 06/01/55	169,917,280	171,381,384
5.50% due 04/01/55	101,726,430	102,883,751
5.00% due 04/01/53	100,335,379	100,062,827
6.00% due 09/01/54	93,731,425	96,774,041

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 201

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
5.50% due 09/01/54	94,908,094	$96,642,236
5.00% due 03/01/53	61,011,498	60,770,664
5.00% due 10/25/51	58,585,384	58,378,730
5.50% due 05/01/55	41,114,667	41,532,463
5.50% due 06/01/53	40,068,771	40,758,736
5.00% due 11/25/51	36,236,065	36,280,321
5.50% due 07/25/53	27,684,647	28,084,674
5.00% due 02/25/52	24,884,445	24,918,338
5.25% due 04/25/53	17,499,172	17,667,153
5.50% due 02/01/53	10,983,776	11,181,745
5.00% due 08/01/53	7,673,293	7,690,078
3.50% due 03/01/53	1,890,322	1,727,885
2.50% due 03/25/52	2,296,595	1,437,470
1.96% due 05/01/50	1,471,013	1,031,067
5.00% due 09/01/52	846,132	853,667
3.00% due 08/01/46	415,572	376,101
4.50% due 06/01/48	166,518	164,476
3.50% due 12/01/45	155,506	146,113
2.00% due 10/25/51	259,972	135,260
4.00% due 11/01/45	136,192	131,197
4.00% due 08/01/45	123,158	118,692
4.00% due 09/01/45	115,797	111,587
2.50% due 02/25/52	142,466	85,446
2.00% due 09/25/51	172,518	84,771
4.00% due 05/25/52	81,000	65,904
Ginnie Mae
due 12/01/25[5]	269,350,000	271,208,245
due 01/01/26[5]	243,328,901	241,664,531
5.25% due 03/20/52	54,572,702	55,133,414
6.00% due 06/20/47	6,096,918	6,120,201
Uniform MBS 15 Year
4.50% due 12/01/25[5]	278,049,827	277,647,489
4.50% due 11/01/25[5]	263,610,173	263,300,695
Government National Mortgage Association
5.00% due 01/20/55	36,424,197	36,281,367
Fannie Mae-Aces
1.60% (WAC) due 03/25/35◊,7	196,760,144	15,948,413
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 11/25/59	9,563,087	7,695,893
2.00% due 05/25/60	7,798,521	6,216,033
FARM Mortgage Trust
2.18% (WAC) due 01/25/51◊,3	9,147,893	7,488,519
Total Government Agency		9,023,480,153

Residential Mortgage-Backed Securities - 12.1%
OBX Trust
2025-NQM13, 5.82% due 05/25/65[3,8]	23,320,717	23,512,719
2025-NQM10, 5.45% due 05/25/65[3,8]	15,019,861	15,171,354
2024-NQM5, 6.39% due 01/25/64[3,8]	14,297,859	14,424,757
2024-NQM6, 6.85% due 02/25/64[3,8]	12,273,745	12,447,213
2024-NQM5, 5.99% due 01/25/64[3,8]	11,571,438	11,686,090
2024-NQM4, 6.07% due 01/25/64[3,8]	10,685,351	10,796,778
2025-NQM2, 5.95% due 11/25/64[3,8]	10,267,722	10,339,169
2024-NQM1, 5.85% due 12/25/64[3,8]	9,682,203	9,735,668
2024-NQM7, 6.24% due 03/25/64[3,8]	9,475,434	9,600,312
2024-NQM6, 6.45% due 02/25/64[3,8]	9,375,791	9,521,661
2024-NQM9, 6.44% due 01/25/64[3,8]	9,273,286	9,372,562
2022-NQM9, 6.45% due 09/25/62[3,8]	8,261,004	8,240,775
2025-NQM3, 5.85% due 12/01/64[3,8]	7,735,269	7,807,386
2024-NQM8, 6.59% due 05/25/64[3,8]	7,604,603	7,695,780
2024-NQM16, 5.89% due 10/25/64[3,8]	7,459,029	7,508,551
2024-NQM6, 6.70% due 02/25/64[3,8]	7,328,988	7,440,519
2024-NQM5, 6.29% due 01/25/64[3,8]	7,133,078	7,207,550
2024-NQM17, 6.02% due 11/25/64[3,8]	7,001,706	7,060,458
2024-NQM7, 6.60% due 03/25/64[3,8]	6,858,094	6,937,377
2024-NQM11, 6.23% due 06/25/64[3,8]	6,712,067	6,776,269
2024-NQM8, 6.23% due 05/25/64[3,8]	6,676,711	6,769,545
2024-NQM18, 5.87% due 10/25/64[3,8]	6,523,021	6,573,657
2025-NQM16, 5.21% due 08/25/65[3,8]	6,563,000	6,542,739
2025-NQM3, 5.95% due 12/01/64[3,8]	6,370,222	6,415,669
2025-NQM10, 5.71% due 05/25/65[3,8]	6,250,200	6,321,729
2025-NQM2, 5.75% due 11/25/64[3,8]	6,242,542	6,290,018
2024-NQM10, 6.33% due 05/25/64[3,8]	6,164,857	6,235,869
2025-NQM13, 5.61% due 05/25/65[3,8]	6,123,972	6,171,573
2024-NQM15, 5.72% due 10/25/64[3,8]	6,114,001	6,147,252
2024-NQM4, 6.32% due 01/25/64[3,8]	5,822,596	5,868,684
2024-NQM8, 6.44% due 05/25/64[3,8]	5,683,765	5,757,625
2024-NQM11, 6.13% due 06/25/64[3,8]	5,143,486	5,199,384
2024-NQM7, 6.45% due 03/25/64[3,8]	4,770,848	4,831,168
2024-NQM3, 6.13% due 12/25/63[3,8]	4,670,500	4,725,952
2023-NQM2, 6.32% due 01/25/62[3,8]	4,444,810	4,451,357
2024-NQM11, 5.88% due 06/25/64[3,8]	4,377,435	4,422,624
2024-NQM13, 5.37% due 06/25/64[3,8]	4,300,409	4,307,448
2024-NQM3, 6.33% due 12/25/63[3,8]	3,870,757	3,922,515
2025-NQM10, 5.61% due 05/25/65[3,8]	3,823,766	3,867,638
2023-NQM9, 7.66% due 10/25/63[3,8]	3,797,050	3,859,438
2024-NQM16, 5.73% due 10/25/64[3,8]	3,735,763	3,759,688
2025-NQM16, 5.06% due 08/25/65[3,8]	3,500,000	3,489,432
2024-NQM1, 5.70% due 12/25/64[3,8]	3,360,034	3,383,179
2024-NQM17, 5.86% due 11/25/64[3,8]	3,073,920	3,098,635
2022-NQM8, 6.10% due 09/25/62[3,8]	2,924,339	2,924,339
2024-NQM4, 6.22% due 01/25/64[3,8]	2,687,352	2,712,406
2024-NQM2, 6.18% due 12/25/63[3,8]	2,663,442	2,680,318
2024-NQM9, 6.28% due 01/25/64[3,8]	2,596,549	2,627,390
2023-NQM2, 6.72% due 01/25/62[3,8]	2,585,729	2,590,663
2024-NQM12, 5.83% due 07/25/64[3,8]	2,386,909	2,396,617
2024-NQM3, 6.43% due 12/25/63[3,8]	1,215,610	1,231,696
FIGRE Trust
2024-HE2, 6.38% (WAC) due 05/25/54◊,3	32,196,334	33,021,252
2024-HE5, 5.44% (WAC) due 10/25/54◊,3	28,504,536	28,816,578
2025-PF2, 5.02% (WAC) due 10/25/55◊,3	27,150,000	27,124,425
2024-HE6, 5.72% (WAC) due 12/25/54◊,3	26,594,509	26,929,925
2025-HE1, 5.83% (WAC) due 01/25/55◊,3	18,682,611	18,949,589
2024-HE4, 5.06% (WAC) due 09/25/54◊,3	16,916,859	16,978,817
2024-HE1, 6.17% (WAC) due 03/25/54◊,3	12,249,403	12,520,411
2024-HE3, 5.94% (WAC) due 07/25/54◊,3	9,659,976	9,849,390
2025-PF1, 5.76% (WAC) due 06/25/55◊,3	9,000,712	9,118,987
2024-HE5, 5.59% (WAC) due 10/25/54◊,3	7,215,526	7,288,021
2025-HE1, 5.93% (WAC) due 01/25/55◊,3	6,184,588	6,261,105
2024-HE3, 6.13% (WAC) due 07/25/54◊,3	4,012,606	4,091,008
2024-HE6, 5.87% (WAC) due 12/25/54◊,3	2,895,847	2,918,540

202 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
2024-HE3, 6.23% (WAC) due 07/25/54◊,3	2,080,610	$2,117,492
GCAT Trust
2025-INV3, 6.00% (WAC) due 08/25/55◊,3	31,527,817	32,072,845
2022-NQM3, 4.35% (WAC) due 04/25/67◊,3	30,082,795	29,570,625
2025-NQM2, 6.01% due 04/25/70[3,8]	20,677,722	20,902,809
2022-NQM5, 5.71% due 08/25/67[3,8]	18,322,543	18,256,397
2025-NQM4, 5.88% due 06/25/70[3,8]	16,577,171	16,706,319
2023-NQM3, 6.89% due 08/25/68[3,8]	13,128,599	13,304,255
2025-NQM3, 5.55% due 05/25/70[3]	12,979,073	13,092,626
2025-NQM3, 5.75% due 05/25/70[3,8]	11,505,227	11,591,752
2024-NQM2, 6.44% due 06/25/59[3,8]	8,484,118	8,585,920
2025-NQM4, 5.73% due 06/25/70[3,8]	8,270,414	8,335,033
2023-NQM3, 7.34% due 08/25/68[3,8]	3,339,008	3,383,521
2024-NQM2, 6.09% due 06/25/59[3,8]	2,471,691	2,500,676
2023-NQM2, 6.24% due 11/25/67[3,8]	2,106,781	2,103,868
2024-NQM2, 6.54% due 06/25/59[3,8]	1,878,492	1,900,199
2022-NQM4, 5.73% due 08/25/67[3,8]	1,698,941	1,696,688
PRPM LLC
2025-7, 5.50% due 08/25/30[3,8]	69,203,903	69,304,380
2025-6, 5.77% due 08/25/28[3,8]	36,871,881	36,910,194
2024-RPL2, 3.50% due 05/25/54[3]	20,944,110	20,380,045
2025-5, 5.73% due 07/25/30[3,8]	17,918,646	17,935,457
2024-6, 5.70% due 11/25/29[3,8]	12,971,097	12,978,183
2025-RCF3, 5.25% due 07/25/55[3,8]	9,313,853	9,378,033
2024-5, 5.69% due 09/25/29[3,8]	6,469,648	6,470,921
2023-RCF1, 4.00% due 06/25/53[3,8]	3,125,907	3,093,794
Verus Securitization Trust
2025-2, 5.51% due 03/25/70[3,8]	16,403,680	16,477,482
2024-9, 5.69% due 11/25/69[3,8]	14,273,394	14,365,849
2024-9, 5.89% due 11/25/69[3,8]	13,474,976	13,553,845
2023-7, 7.42% due 10/25/68[3,8]	12,269,649	12,444,400
2025-7, 5.38% (WAC) due 08/25/70◊,3	11,886,918	11,889,940
2022-8, 6.13% due 09/25/67[3,8]	11,808,590	11,771,246
2025-1, 5.98% due 01/25/70[3,8]	11,654,564	11,736,607
2024-5, 6.65% due 06/25/69[3,8]	10,959,018	11,101,254
2025-1, 5.77% due 01/25/70[3,8]	9,475,431	9,548,158
2025-7, 5.54% (WAC) due 08/25/70◊,3	9,460,005	9,470,385
2025-5, 5.58% due 06/25/70[3,8]	5,089,001	5,119,014
2025-5, 5.68% due 06/25/70[3,8]	4,920,172	4,937,150
2025-2, 5.31% due 03/25/70[3,8]	4,582,033	4,606,504
2025-5, 5.43% due 06/25/70[3,8]	2,556,560	2,575,838
2023-2, 6.85% due 03/25/68[3,8]	2,381,426	2,387,322
2024-1, 6.12% due 01/25/69[3,8]	2,361,377	2,374,053
2024-5, 6.45% due 06/25/69[3,8]	1,851,185	1,876,270
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,3	80,102,356	74,898,691
2021-13, 2.50% (WAC) due 04/25/52◊,3	35,014,626	32,745,135
2025-1, 6.00% (WAC) due 06/25/55◊,3	14,627,013	14,834,572
2024-NQM1, 5.85% due 02/25/64[3,8]	6,744,308	6,796,465
2024-NQM1, 5.95% due 02/25/64[3,8]	6,417,311	6,463,839
2024-NQM1, 5.59% due 02/25/64[3,8]	5,518,019	5,561,098
BRAVO Residential Funding Trust
2023-NQM2, 4.50% due 05/25/62[3,8]	26,029,400	25,824,631
2025-NQM8, 5.59% due 06/25/65[3,8]	16,469,292	16,500,824
2025-NQM7, 5.81% due 07/25/65[3,8]	14,386,649	14,466,133
2025-CES2, 4.96% due 07/26/55[3,8]	12,073,617	12,065,785
2025-NQM2, 5.93% due 11/25/64[3,8]	9,850,156	9,910,534
2024-NQM3, 6.19% due 03/25/64[3,8]	9,493,362	9,607,059
2025-NQM1, 5.81% due 12/25/64[3,8]	8,669,779	8,736,543
2025-NQM1, 5.91% due 12/25/64[3,8]	6,259,256	6,296,166
2024-NQM1, 6.40% due 12/01/63[3,8]	4,842,334	4,880,130
2023-NQM6, 7.06% due 09/25/63[3,8]	4,432,611	4,475,860
2024-NQM3, 6.50% due 03/25/64[3,8]	4,384,222	4,429,954
2025-NQM7, 5.66% due 07/25/65[3,8]	3,659,573	3,683,622
2023-NQM5, 7.01% due 06/25/63[3,8]	2,766,145	2,792,569
2024-NQM3, 6.39% due 03/25/64[3,8]	1,607,988	1,624,830
2025-NQM8, 5.29% due 06/25/65[3,8]	1,420,949	1,424,256
Cross Mortgage Trust
2024-H7, 5.59% (WAC) due 11/25/69◊,3	19,463,776	19,611,136
2025-H1, 5.89% due 02/25/70[3,8]	16,446,080	16,594,213
2025-H6, 5.18% (WAC) due 07/25/70◊,3	16,385,272	16,427,772
2025-H6, 5.54% due 07/25/70[3,8]	14,065,670	14,112,891
2025-H1, 5.99% due 02/25/70[3,8]	12,049,391	12,141,036
2025-H2, 5.36% (WAC) due 03/25/70◊,3	9,297,833	9,350,515
2024-H7, 5.82% due 11/25/69[3,8]	9,139,512	9,205,165
2024-H7, 5.97% due 11/25/69[3,8]	5,796,820	5,835,991
2025-H2, 5.66% due 03/25/70[3,8]	5,241,426	5,262,429
2024-H5, 6.16% due 08/26/69[3,8]	4,635,375	4,679,075
Vista Point Securitization Trust
2025-CES1, 5.81% due 04/25/55[3,8]	38,126,336	38,373,563
2024-CES2, 5.25% due 10/25/54[3,8]	34,335,526	34,284,363
2024-CES3, 5.68% due 01/25/55[3,8]	29,564,986	29,699,303
2024-CES1, 6.68% due 05/25/54[3,8]	7,476,231	7,567,377
Angel Oak Mortgage Trust
2024-4, 6.20% due 01/25/69[3,8]	22,762,755	23,036,154
2023-1, 4.75% due 09/26/67[3,8]	18,288,683	18,160,441
2023-2, 4.65% due 10/25/67[3,8]	18,182,558	18,092,005
2024-2, 5.99% due 01/25/69[3,8]	14,929,082	15,079,866
2024-2, 6.19% due 01/25/69[3,8]	7,315,250	7,383,569
2024-4, 6.50% due 01/25/69[3,8]	7,011,896	7,079,993
2024-2, 6.25% due 01/25/69[3,8]	6,747,199	6,796,892
2024-3, 4.80% due 11/26/68[3,8]	6,751,027	6,704,586
2024-12, 6.01% due 10/25/69[3,8]	3,561,820	3,586,509
2024-4, 6.40% due 01/25/69[3,8]	3,454,136	3,489,890
HOMES Trust
2025-AFC2, 5.47% due 06/25/60[3,8]	31,383,843	31,605,065
2024-AFC2, 5.58% (WAC) due 10/25/59◊,3	18,349,183	18,486,305
2025-NQM4, 5.22% due 08/25/70[3]	17,361,470	17,426,337
2025-NQM1, 5.86% due 01/25/70[3,8]	8,182,653	8,242,583
2025-AFC2, 5.57% due 06/25/60[3,8]	6,990,038	7,030,981
2024-AFC2, 5.98% due 10/25/59[3,8]	4,895,954	4,925,833
2025-NQM1, 5.96% due 01/25/70[3,8]	3,299,724	3,320,012
2025-AFC3, 5.14% due 08/25/60[3,8]	2,955,000	2,942,131
2025-NQM4, 5.47% due 08/25/70[3,8]	2,700,231	2,711,470
CSMC Trust
2021-RPL4, 4.14% (WAC) due 12/27/60◊,3	51,414,259	51,205,723
2021-RPL7, 4.20% (WAC) due 07/27/61◊,3	42,481,378	42,285,267
PMT Loan Trust
2025-INV8, 6.00% (WAC) due 07/25/56◊,3	71,311,410	71,851,594
2025-INV7, 6.00% (WAC) due 06/25/56◊,3	8,972,425	9,124,892
2025-INV7, 5.50% (WAC) due 06/25/56◊,3	5,334,955	5,367,152

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 203

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
Towd Point Mortgage Trust
2025-1, 4.77% (WAC) due 06/25/65◊,3	30,911,548	$30,998,898
2024-4, 4.54% (WAC) due 10/27/64◊,3	17,633,158	17,543,754
2024-4, 4.50% (WAC) due 10/27/64◊,3	15,625,287	15,653,416
2025-FIX1, 5.16% due 07/25/45[3,8]	7,500,000	7,459,854
2025-FIX1, 4.97% due 07/25/45[3,8]	7,300,000	7,296,262
2023-CES1, 6.75% (WAC) due 07/25/63◊,3	3,462,747	3,488,456
Legacy Mortgage Asset Trust
2021-GS2, 5.75% due 04/25/61[3]	29,103,654	29,080,962
2021-GS3, 5.75% due 07/25/61[3]	28,135,928	28,133,550
2021-GS5, 5.25% due 07/25/67[3,8]	18,363,707	18,361,535
2021-GS4, 5.65% due 11/25/60[3]	3,979,518	3,981,793
LHOME Mortgage Trust
2025-RTL3, 5.24% due 08/25/40[3]	40,250,000	40,357,146
2024-RTL5, 5.32% due 09/25/39[3,8]	38,700,000	38,849,862
RCKT Mortgage Trust
2024-CES4, 6.15% due 06/25/44[3,8]	23,940,459	24,258,568
2025-CES1, 5.65% due 01/25/45[3,8]	14,236,090	14,402,454
2025-CES7, 5.38% due 07/25/55[3,8]	12,216,531	12,328,240
2025-CES8, 5.15% (WAC) due 08/25/55◊,3	9,938,654	9,994,967
2025-CES8, 5.25% (WAC) due 08/25/55◊,3	6,460,125	6,481,395
2024-CES4, 6.30% due 06/25/44[3,8]	4,977,115	5,039,420
2023-CES1, 6.52% (WAC) due 06/25/43◊,3	2,879,820	2,898,496
2023-CES2, 6.81% (WAC) due 09/25/43◊,3	2,567,657	2,599,218
COLT Mortgage Loan Trust
2023-3, 7.18% due 09/25/68[3,8]	26,834,867	27,228,946
2025-3, 5.56% due 03/25/70[3,8]	10,931,838	10,981,363
2024-2, 6.13% due 04/25/69[3,8]	8,254,949	8,344,953
2023-3, 7.58% due 09/25/68[3,8]	6,040,442	6,124,454
2021-2, 2.38% (WAC) due 08/25/66◊,3	7,108,000	5,101,151
2025-3, 5.35% due 03/25/70[3,8]	4,528,141	4,553,018
2023-4, 7.62% due 10/25/68[3,8]	3,723,653	3,783,460
2024-2, 6.33% due 04/25/69[3,8]	3,402,027	3,432,681
2024-2, 6.43% due 04/25/69[3,8]	3,154,607	3,181,890
2024-1, 6.14% due 02/25/69[3,8]	2,792,369	2,809,767
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC5, 4.42% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 10/25/36◊	23,351,505	12,111,923
2007-HE5, 4.61% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 03/25/37◊	24,796,649	10,475,062
2007-HE2, 4.48% (1 Month Term SOFR + 0.32%, Rate Floor: 0.21%) due 01/25/37◊	20,968,265	9,603,258
2006-HE6, 4.75% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 09/25/36◊	22,019,094	7,520,102
2006-HE5, 4.55% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 08/25/36◊	12,098,664	6,037,229
2007-HE3, 4.38% (1 Month Term SOFR + 0.22%, Rate Floor: 0.11%) due 12/25/36◊	9,904,095	4,938,842
2007-HE2, 4.40% (1 Month Term SOFR + 0.24%, Rate Floor: 0.13%) due 01/25/37◊	9,239,421	4,231,566
2006-HE4, 4.75% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 06/25/36◊	7,425,322	3,717,143
2006-HE5, 4.77% (1 Month Term SOFR + 0.61%, Rate Floor: 0.50%) due 08/25/36◊	7,249,430	3,616,044
2007-HE2, 4.36% (1 Month Term SOFR + 0.20%, Rate Floor: 0.09%) due 01/25/37◊	7,751,698	3,550,198
2006-HE4, 4.57% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 06/25/36◊	4,749,374	2,365,493
2007-NC3, 4.46% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 05/25/37◊	2,860,457	2,208,163
2007-HE6, 4.33% (1 Month Term SOFR + 0.17%, Rate Floor: 0.12%) due 05/25/37◊	2,024,191	1,838,516
2007-HE3, 4.40% (1 Month Term SOFR + 0.24%, Rate Floor: 0.13%) due 12/25/36◊,3	1,820,499	1,132,426
2006-HE6, 4.57% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 09/25/36◊	2,791,153	953,960
GS Mortgage-Backed Securities Trust
2021-PJ10, 2.50% (WAC) due 03/25/52◊,3	50,161,273	46,541,480
2025-NQM3, 5.14% due 11/25/65[3,8]	17,235,605	17,254,048
2025-NQM3, 5.34% due 11/25/65[3,8]	3,427,809	3,431,456
Provident Funding Mortgage Trust
2025-1, 5.50% (WAC) due 02/25/55◊,3	33,290,469	33,466,599
2025-4, 5.50% (WAC) due 09/25/55◊,3	22,450,000	22,442,816
New Residential Mortgage Loan Trust
2024-NQM2, 5.37% due 09/25/64[3]	20,892,495	20,934,763
2024-NQM2, 5.42% due 09/25/64[3]	15,081,083	15,123,952
2025-NQM3, 5.73% due 05/25/65[3]	8,357,727	8,434,287
2025-NQM3, 5.53% due 05/25/65[3]	8,028,336	8,107,300
Mill City Securities Ltd.
2024-RS1, 3.00% due 11/01/69[3,8]	32,022,563	29,901,068
2024-RS2, 3.00% due 08/01/69[3,8]	22,013,344	20,747,577
Saluda Grade Alternative Mortgage Trust
2025-LOC4, 6.11% (30 Day Average SOFR + 1.75%, Rate Floor: 0.00%) due 06/25/55◊,3	17,358,238	17,387,346
2023-FIG4, 6.72% (WAC) due 11/25/53◊,3	15,211,230	15,758,147
2025-LOC4, 6.21% (30 Day Average SOFR + 1.85%, Rate Floor: 0.00%) due 06/25/55◊,3	14,786,613	14,798,962
OSAT Trust
2021-RPL1, 6.12% due 05/25/65[3]	47,472,653	47,491,186
Sequoia Mortgage Trust
2025-1, 6.00% (WAC) due 01/25/55◊,3	16,063,319	16,308,434
2025-6, 5.50% (WAC) due 07/25/55◊,3	12,207,312	12,270,437
2024-5, 6.00% (WAC) due 06/25/54◊,3	11,068,277	11,156,752

204 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
2025-5, 5.50% (WAC) due 06/25/55◊,3	7,313,351	$7,352,002
NYMT Loan Trust
2025-CP1, 3.75% (WAC) due 11/25/69◊,3	46,940,456	45,017,616
EFMT
2025-CES4, 5.43% due 06/25/60[3,8]	41,940,736	42,260,488
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 4.53% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 12/25/36◊	54,627,166	34,484,185
2006-WMC4, 4.51% (1 Month Term SOFR + 0.35%, Rate Floor: 0.24%) due 12/25/36◊	11,646,593	6,084,458
2006-WMC3, 4.75% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 08/25/36◊	1,626,342	1,224,873
CIM TRUST
2025-R1, 5.00% due 02/25/99[3,8]	38,269,911	38,060,073
Home Equity Loan Trust
2007-FRE1, 4.46% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	37,157,535	36,063,376
Citigroup Mortgage Loan Trust, Inc.
2022-A, 9.17% due 09/25/62[3,8]	13,912,793	13,950,733
2007-AMC1, 4.59% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 12/25/36◊,3	18,887,541	10,580,568
2006-WF1, 7.00% due 03/25/36	12,379,973	5,910,278
2007-AMC3, 4.45% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 03/25/37◊	5,192,845	4,547,120
Morgan Stanley Residential Mortgage Loan Trust
2025-NQM3, 5.86% (WAC) due 05/25/70◊,3	9,956,311	10,001,791
2025-NQM3, 5.76% due 05/25/70[3,8]	9,493,226	9,560,258
2024-NQM3, 5.35% due 07/25/69[3,8]	7,177,283	7,184,234
2024-NQM3, 5.04% (WAC) due 07/25/69◊,3	6,693,825	6,688,999
GSAMP Trust
2007-NC1, 4.53% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 12/25/46◊	22,839,604	12,060,640
2006-HE8, 4.73% (1 Month Term SOFR + 0.57%, Rate Floor: 0.46%) due 01/25/37◊	10,107,000	8,781,637
2006-NC2, 4.57% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 06/25/36◊	10,691,908	6,013,311
2007-NC1, 4.57% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 12/25/46◊	6,533,472	3,220,547
Alternative Loan Trust
2007-OA4, 4.61% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 05/25/47◊	12,196,507	11,013,007
2007-OH3, 4.85% (1 Month Term SOFR + 0.69%, Rate Cap/Floor: 10.00%/0.58%) due 09/25/47◊	5,128,259	4,722,986
2006-43CB, 6.00% (1 Month Term SOFR + 0.61%, Rate Cap/Floor: 6.00%/6.00%) due 02/25/37◊	5,725,542	2,879,566
2007-OA7, 4.63% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 05/25/47◊	1,889,003	1,751,250
2007-OH3, 4.71% (1 Month Term SOFR + 0.55%, Rate Cap/Floor: 10.00%/0.44%) due 09/25/47◊	509,767	492,772
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,3	10,642,363	10,048,730
2022-NQM2, 4.20% (WAC) due 03/25/67◊,3	10,461,523	9,908,290
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[3]	20,000,000	19,951,148
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[7]	115,826,712	18,079,635
ACE Securities Corporation Home Equity Loan Trust Series
2006-NC1, 4.89% (1 Month Term SOFR + 0.73%, Rate Floor: 0.62%) due 12/25/35◊	11,762,249	11,185,797
2007-ASP1, 4.67% (1 Month Term SOFR + 0.51%, Rate Floor: 0.40%) due 03/25/37◊	7,710,845	3,118,410
2007-WM2, 4.69% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 02/25/37◊	5,804,298	2,457,183
GCAT 2025-NQM4 Trust
2025-NQM4, 5.53% due 06/25/70[3,8]	16,160,150	16,299,998
Securitized Asset-Backed Receivables LLC Trust
2006-WM4, 4.43% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 11/25/36◊	28,657,894	7,856,344
2007-BR2, 4.63% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 02/25/37◊,3	7,746,544	6,754,465
2006-HE2, 4.57% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 07/25/36◊	3,028,360	1,186,129
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 4.98% (1 Year CMT Rate + 0.83%, Rate Floor: 0.83%) due 11/25/46◊	7,285,059	6,198,306
2006-AR10, 4.61% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 12/25/36◊	6,341,271	5,256,253
2006-AR9, 4.99% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	3,330,686	2,826,568
2006-7, 3.92% due 09/25/36	4,980,202	1,300,044
2006-8, 4.12% due 10/25/36	317,091	102,763

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 205

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
Soundview Home Loan Trust
2006-OPT5, 4.55% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	15,859,279	$15,467,818
NovaStar Mortgage Funding Trust Series
2007-2, 4.47% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	13,822,586	13,628,405
2007-1, 4.53% (1 Month Term SOFR + 0.37%, Rate Cap/Floor: 11.00%/0.26%) due 03/25/37◊	2,400,932	1,560,825
IXIS Real Estate Capital Trust
2007-HE1, 4.38% (1 Month Term SOFR + 0.22%, Rate Floor: 0.11%) due 05/25/37◊	30,652,709	6,224,636
2006-HE1, 4.87% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 03/25/36◊	10,368,571	5,388,316
2007-HE1, 4.50% (1 Month Term SOFR + 0.34%, Rate Floor: 0.23%) due 05/25/37◊	5,817,446	1,180,631
2007-HE1, 4.43% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 05/25/37◊	5,463,643	1,108,873
2007-HE1, 4.33% (1 Month Term SOFR + 0.17%, Rate Floor: 0.06%) due 05/25/37◊	4,545,499	923,044
Finance of America HECM Buyout
2024-HB1, 5.00% (WAC) due 10/01/34◊,3	14,650,000	14,627,257
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 3.86% (WAC) due 02/25/61◊,3	14,251,189	14,181,833
WaMu Asset-Backed Certificates WaMu Series Trust
2007-HE1, 4.57% (1 Month Term SOFR + 0.41%, Rate Floor: 0.41%) due 01/25/37◊	30,656,260	13,879,193
Starwood Mortgage Residential Trust
2020-1, 2.56% (WAC) due 02/25/50◊,3	7,205,277	6,881,704
2020-1, 2.41% (WAC) due 02/25/50◊,3	5,542,521	5,297,864
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 4.90% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	11,321,379	11,011,842
2006-BC4, 4.61% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 12/25/36◊	1,064,263	1,040,503
2006-BC6, 4.61% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 01/25/37◊	2,700	2,694
American Home Mortgage Assets Trust
2007-5, 4.65% (1 Month Term SOFR + 0.49%, Rate Cap/Floor: 99.00%/0.19%) due 06/25/47◊	7,655,948	7,272,284
2006-4, 4.46% (1 Month Term SOFR + 0.30%, Rate Floor: 0.30%) due 10/25/46◊	6,078,323	3,024,440
2006-6, 4.46% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 12/25/46◊	1,728,831	1,495,586
Merrill Lynch Mortgage Investors Trust Series
2007-HE2, 4.79% (1 Month Term SOFR + 0.63%, Rate Floor: 0.52%) due 02/25/37◊	29,876,937	8,336,532
2006-HE6, 3.97% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/37◊	7,005,763	3,401,236
Top Pressure Recovery Turbines
7.51% due 11/01/69	11,577,766	11,589,344
ACHM Trust
2025-HE1, 5.92% (WAC) due 03/25/55◊,3	11,223,687	11,410,432
LSTAR Securities Investment Ltd.
2024-1, 7.46% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/01/29◊,3	11,115,957	11,199,336
Ellington Financial Mortgage Trust
2024-CES1, 5.52% due 01/26/60[3,8]	11,095,624	11,183,423
Anchor Mortgage Trust
2025-RTL1, 5.72% due 05/25/40[3]	11,050,000	11,105,366
RALI Series Trust
2007-QO4, 4.65% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 05/25/47◊	3,392,964	3,137,186
2006-QO2, 4.71% (1 Month Term SOFR + 0.55%, Rate Floor: 0.44%) due 02/25/46◊	16,536,210	2,696,279
2007-QO2, 4.42% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 02/25/47◊	7,273,353	2,215,319
2006-QO6, 4.63% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 06/25/46◊	4,715,292	978,312
2006-QO2, 4.81% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 02/25/46◊	5,362,610	885,811
2007-QO3, 4.59% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 03/25/47◊	717,168	649,922
2006-QO2, 4.95% (1 Month Term SOFR + 0.79%, Rate Floor: 0.68%) due 02/25/46◊	1,105,132	182,663
Ameriquest Mortgage Securities Trust
2006-M3, 4.43% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 10/25/36◊	25,547,236	7,497,209
2006-M3, 4.37% (1 Month Term SOFR + 0.21%, Rate Floor: 0.10%) due 10/25/36◊	10,731,555	3,149,261

206 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
ABFC Trust
2007-WMC1, 5.52% (1 Month Term SOFR + 1.36%, Rate Floor: 1.25%) due 06/25/37◊	13,319,142	$9,476,793
Master Asset-Backed Securities Trust
2006-WMC4, 4.57% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 10/25/36◊	10,125,265	3,282,456
2006-NC2, 4.75% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 08/25/36◊	6,974,580	2,445,243
2006-WMC3, 4.59% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 08/25/36◊	5,440,529	1,845,817
2007-WMC1, 4.59% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 01/25/37◊	5,571,724	1,553,288
HarborView Mortgage Loan Trust
2006-14, 4.55% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	5,416,516	5,072,162
2006-12, 4.63% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 01/19/38◊	3,864,152	3,409,786
Fremont Home Loan Trust
2006-E, 4.39% (1 Month Term SOFR + 0.23%, Rate Floor: 0.12%) due 01/25/37◊	10,781,856	4,954,419
2006-D, 4.57% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 11/25/36◊	9,659,707	3,349,135
Merrill Lynch Alternative Note Asset Trust Series
2007-A1, 4.73% (1 Month Term SOFR + 0.57%, Rate Floor: 0.46%) due 01/25/37◊	18,129,209	5,425,655
2007-A1, 4.57% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/37◊	6,874,899	2,058,312
First Franklin Mortgage Loan Trust
2006-FF16, 4.55% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 12/25/36◊	18,375,152	7,407,933
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W4, 5.03% (1 Month Term SOFR + 0.87%, Rate Floor: 0.76%) due 02/25/36◊	8,568,845	6,969,408
ATLX Trust
2024-RPL1, 3.85% due 04/25/64[3,8]	7,052,595	6,841,353
First NLC Trust
2005-4, 5.05% (1 Month Term SOFR + 0.89%, Rate Cap/Floor: 14.00%/0.78%) due 02/25/36◊	4,773,081	4,702,448
2005-1, 2.60% (1 Month Term SOFR + 0.57%, Rate Cap/Floor: 14.00%/0.46%) due 05/25/35◊	1,799,678	1,617,292
Long Beach Mortgage Loan Trust
2006-8, 4.59% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 09/25/36◊	13,778,899	3,511,874
2006-6, 4.77% (1 Month Term SOFR + 0.61%, Rate Floor: 0.50%) due 07/25/36◊	4,324,416	1,700,552
2006-8, 4.45% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 09/25/36◊	3,677,331	933,656
Option One Mortgage Loan Trust
2007-5, 4.49% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 05/25/37◊	6,180,423	3,713,943
2007-2, 4.77% (1 Month Term SOFR + 0.36%, Rate Floor: 0.25%) due 03/25/37◊	4,536,075	2,237,866
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 4.55% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	5,446,885	5,409,752
Asset-Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 3.61% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 01/25/36◊	5,315,921	5,217,684
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 4.42% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 11/25/36◊	15,518,931	4,944,879
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 4.44% (1 Month Term SOFR + 0.28%, Rate Floor: 0.28%) due 07/25/47◊	4,238,402	3,191,651
2007-HE4, 4.52% (1 Month Term SOFR + 0.36%, Rate Floor: 0.36%) due 07/25/47◊	2,970,285	1,708,465
Lehman XS Trust Series
2007-2N, 4.45% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 02/25/37◊	4,011,776	3,733,162
2007-15N, 4.77% (1 Month Term SOFR + 0.61%, Rate Floor: 0.00%) due 08/25/37◊	929,027	911,530
2006-10N, 4.69% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 07/25/46◊	232,628	226,475
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA6, 4.96% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47◊	3,790,801	3,206,597

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 207

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
2006-AR13, 5.03% (1 Year CMT Rate + 0.88%, Rate Floor: 0.88%) due 10/25/46◊	1,175,135	$1,027,604
2006-AR11, 5.07% (1 Year CMT Rate + 0.92%, Rate Floor: 0.92%) due 09/25/46◊	521,136	466,737
Deutsche Alt-A Securities Mortgage Loan Trust Series
2006-AR4, 4.53% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 12/25/36◊	8,850,150	3,016,898
2007-OA2, 4.92% (1 Year CMT Rate + 0.77%, Rate Floor: 0.77%) due 04/25/47◊	1,859,513	1,681,856
CWABS Asset-Backed Certificates Trust
2006-12, 4.53% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 12/25/36◊	5,042,117	4,659,440
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,3	4,310,034	4,245,704
GSAA Home Equity Trust
2006-5, 4.63% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 03/25/36◊	11,636,218	3,705,700
2007-7, 4.81% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 07/25/37◊	54,886	53,013
Credit-Based Asset Servicing and Securitization LLC
2006-CB2, 3.14% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 12/25/36◊	3,875,197	3,755,851
Impac Secured Assets CMN Owner Trust
2005-2, 4.77% (1 Month Term SOFR + 0.61%, Rate Floor: 0.50%) due 03/25/36◊	3,382,273	3,240,665
GSAA Trust
2007-3, 4.61% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 03/25/47◊	10,182,414	2,648,380
ASG Resecuritization Trust
2010-3, 4.39% (1 Month Term SOFR + 0.40%, Rate Cap/Floor: 10.50%/0.29%) due 12/28/45◊,3	1,650,592	1,585,174
Securitized Asset Backed Receivables LLC Trust
2006-WM4, 4.59% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 11/25/36◊	5,029,423	1,378,669
C-BASS Mortgage Loan Trust
2007-CB2, 3.50% due 02/25/37	2,321,650	1,350,673
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 4.85% (1 Month Term SOFR + 0.69%, Rate Floor: 0.58%) due 01/25/36◊	1,165,071	1,134,978
Alliance Bancorp Trust
2007-OA1, 4.75% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 07/25/37◊	442,552	388,357
Countrywide Asset-Backed Certificates
2005-15, 3.12% (1 Month Term SOFR + 0.79%, Rate Floor: 0.68%) due 03/25/36◊	319,406	315,318
Impac Secured Assets Trust
2006-2, 4.61% (1 Month Term SOFR + 0.45%, Rate Cap/Floor: 11.50%/0.34%) due 08/25/36◊	336,057	309,933
Nomura Resecuritization Trust
2015-4R, 1.42% (1 Month Term SOFR + 0.54%, Rate Floor: 0.43%) due 03/26/36◊,3	201,650	197,366
Structured Asset Investment Loan Trust
2004-BNC2, 5.47% (1 Month Term SOFR + 1.31%, Rate Floor: 1.20%) due 12/25/34◊	107,442	106,929
2006-3, 4.57% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 06/25/36◊	77,112	75,950
Residential Mortgage Loan Trust
2020-1, 2.68% (WAC) due 01/26/60◊,3	99,296	98,446
Morgan Stanley Re-REMIC Trust
2010-R5, 2.86% due 06/26/36[3]	79,214	76,806
GreenPoint Mortgage Funding Trust
2006-AR1, 4.85% (1 Month Term SOFR + 0.69%, Rate Cap/Floor: 10.50%/0.58%) due 02/25/36◊	80,783	71,737
Total Residential Mortgage-Backed Securities		3,576,143,811

Commercial Mortgage-Backed Securities - 1.4%
BX Commercial Mortgage Trust
2021-VOLT, 6.27% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,3	58,178,129	58,069,045
2021-VOLT, 5.92% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,3	50,379,063	50,221,628
2024-AIRC, 5.84% (1 Month Term SOFR + 1.69%, Rate Floor: 1.69%) due 08/15/39◊,3	14,838,694	14,866,517
2024-AIRC, 6.29% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 08/15/39◊,3	10,672,625	10,702,642
2024-AIR2, 5.64% (1 Month Term SOFR + 1.49%, Rate Floor: 1.49%) due 10/15/41◊,3	9,591,801	9,606,789
2022-LP2, 6.11% (1 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 02/15/39◊,3	4,410,000	4,404,488
2024-AIR2, 5.94% (1 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 10/15/41◊,3	3,644,885	3,652,858

208 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
BX Trust
2024-VLT4, 6.29% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 06/15/41◊,3	20,650,000	$20,662,906
2024-VLT4, 6.09% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 06/15/41◊,3	17,150,000	17,166,078
SMRT
2022-MINI, 6.10% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/39◊,3	32,500,000	32,337,500
RWC Commercial Mortgage Trust
2025-1, due 06/25/40[3,5]	28,133,000	28,097,139
MILE Trust
2025-STNE, 5.65% (1 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 07/15/42◊,3	24,050,000	24,057,516
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.36% (1 Month Term SOFR + 2.20%, Rate Floor: 1.84%) due 06/15/38◊,3	14,350,000	12,680,188
2021-NYAH, 6.71% (1 Month Term SOFR + 2.55%, Rate Floor: 2.19%) due 06/15/38◊,3	8,000,000	6,843,494
2016-JP3, 1.44% (WAC) due 08/15/49◊,7	46,755,179	280,508
VDCM Commercial Mortgage Trust
2025-AZ, 5.23% (WAC) due 07/13/44◊,3	18,650,000	18,838,020
Life Mortgage Trust
2021-BMR, 6.62% (1 Month Term SOFR + 2.46%, Rate Floor: 2.35%) due 03/15/38◊,3	13,650,000	13,491,873
2021-BMR, 6.02% (1 Month Term SOFR + 1.86%, Rate Floor: 1.75%) due 03/15/38◊,3	3,675,000	3,642,844
Extended Stay America Trust
2021-ESH, 6.52% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 07/15/38◊,3	10,540,950	10,540,950
2021-ESH, 5.97% (1 Month Term SOFR + 1.81%, Rate Floor: 1.70%) due 07/15/38◊,3	5,439,130	5,439,130
Citigroup Commercial Mortgage Trust
2019-GC43, 0.72% (WAC) due 11/10/52◊,7	203,083,997	4,307,066
2019-GC41, 1.16% (WAC) due 08/10/56◊,7	95,890,321	2,822,407
2015-GC35, 4.35% (WAC) due 11/10/48◊	810,679	746,483
2016-P4, 2.04% (WAC) due 07/10/49◊,7	27,664,779	167,792
2016-C2, 1.80% (WAC) due 08/10/49◊,7	29,476,178	163,835
2016-P5, 1.51% (WAC) due 10/10/49◊,7	23,524,373	134,282
2016-C3, 1.04% (WAC) due 11/15/49◊,7	8,772,266	50,850
2015-GC35, 0.75% (WAC) due 11/10/48◊,7	14,699,744	12,607
2016-GC37, 1.76% (WAC) due 04/10/49◊,7	16,487,785	6,196
DBGS Mortgage Trust
2018-C1, 4.79% (WAC) due 10/15/51◊	7,588,000	7,089,686
BENCHMARK Mortgage Trust
2020-IG3, 3.23% (WAC) due 09/15/48◊,3	5,232,000	3,099,852
2019-B14, 0.89% (WAC) due 12/15/62◊,7	94,779,322	1,978,879
2018-B6, 4.74% (WAC) due 10/10/51◊	750,000	705,427
2018-B2, 0.57% (WAC) due 02/15/51◊,7	86,994,223	654,458
2018-B6, 0.55% (WAC) due 10/10/51◊,7	57,691,252	443,917
GS Mortgage Securities Trust
2020-GC45, 0.73% (WAC) due 02/13/53◊,7	142,839,324	3,044,520
2019-GC42, 0.93% (WAC) due 09/10/52◊,7	64,120,955	1,635,168
2017-GS6, 1.14% (WAC) due 05/10/50◊,7	39,642,272	528,475
2017-GS6, 3.87% due 05/10/50	521,000	458,381
BMP Trust
2024-MF23, 5.79% (1 Month Term SOFR + 1.64%, Rate Floor: 1.64%) due 06/15/41◊,3	4,900,000	4,910,719
GS Mortgage Securities Corporation Trust
2020-DUNE, 5.77% (1 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 12/15/36◊,3	3,458,033	3,446,173
2020-DUNE, 6.32% (1 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 12/15/36◊,3	922,142	901,284
BANK
2020-BN25, 0.53% (WAC) due 01/15/63◊,7	140,000,000	2,489,144
2017-BNK6, 0.91% (WAC) due 07/15/60◊,7	32,581,689	331,766
2017-BNK4, 1.49% (WAC) due 05/15/50◊,7	10,259,197	158,407
JPMDB Commercial Mortgage Securities Trust
2016-C4, 3.64% (WAC) due 12/15/49◊	2,650,000	2,464,784
2016-C4, 0.79% (WAC) due 12/15/49◊,7	66,758,784	304,667
2016-C2, 1.62% (WAC) due 06/15/49◊,7	22,149,212	62,642
2017-C5, 0.99% (WAC) due 03/15/50◊,7	6,850,282	49,719
CSAIL Commercial Mortgage Trust
2019-C15, 1.16% (WAC) due 03/15/52◊,7	84,362,771	2,212,085
2016-C6, 2.01% (WAC) due 01/15/49◊,7	4,101,474	3,599
2015-C1, 0.17% (WAC) due 04/15/50◊,7	3,153,124	3
COMM Mortgage Trust
2018-COR3, 0.58% (WAC) due 05/10/51◊,7	194,591,389	1,830,755
2015-CR26, 0.87% (WAC) due 10/10/48◊,7	7,768,037	91
2015-CR27, 0.69% (WAC) due 10/10/48◊,7	892,964	5
Wells Fargo Commercial Mortgage Trust
2017-C38, 1.05% (WAC) due 07/15/50◊,7	61,013,151	647,716
2017-RB1, 1.35% (WAC) due 03/15/50◊,7	31,958,277	425,735
2016-BNK1, 1.83% (WAC) due 08/15/49◊,7	32,101,499	236,405
2017-RC1, 1.54% (WAC) due 01/15/60◊,7	15,493,616	216,613
2016-C35, 2.01% (WAC) due 07/15/48◊,7	18,347,188	115,573
2016-C37, 0.92% (WAC) due 12/15/49◊,7	9,729,406	51,690
2015-P2, 0.97% (WAC) due 12/15/48◊,7	9,080,108	2,455
2016-NXS5, 1.51% (WAC) due 01/15/59◊,7	15,976,909	546
2015-NXS4, 1.12% (WAC) due 12/15/48◊,7	3,858,070	79
JPMDB Commercial Mortgage Securities Trust
2017-C7, 0.97% (WAC) due 10/15/50◊,†††,7	110,414,478	1,351,595
BBCMS Mortgage Trust
2018-C2, 0.91% (WAC) due 12/15/51◊,7	55,605,605	1,028,537
UBS Commercial Mortgage Trust
2017-C2, 1.20% (WAC) due 08/15/50◊,7	36,193,676	507,638
2017-C5, 1.24% (WAC) due 11/15/50◊,7	31,143,508	501,164
CD Mortgage Trust
2017-CD6, 1.06% (WAC) due 11/13/50◊,7	35,223,145	451,050
2016-CD1, 1.47% (WAC) due 08/10/49◊,7	27,548,904	93,482
2016-CD2, 0.69% (WAC) due 11/10/49◊,7	29,010,154	77,080

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 209

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
CD Commercial Mortgage Trust
2017-CD4, 1.37% (WAC) due 05/10/50◊,7	24,128,361	$309,232
2017-CD3, 1.08% (WAC) due 02/10/50◊,7	28,682,992	256,546
CGMS Commercial Mortgage Trust
2017-B1, 0.85% (WAC) due 08/15/50◊,7	56,442,260	563,745
JPMCC Commercial Mortgage Securities Trust
2017-JP6, 1.16% (WAC) due 07/15/50◊,7	45,734,317	461,130
Wells Fargo Commercial Mortgage Trust
2017-C42, 0.98% (WAC) due 12/15/50◊,†††,7	30,635,345	460,593
Morgan Stanley Capital I Trust
2016-UBS9, 4.76% (WAC) due 03/15/49◊	275,000	236,584
DBJPM Mortgage Trust
2017-C6, 1.09% (WAC) due 06/10/50◊,7	16,943,865	193,343
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.14% (WAC) due 02/15/50◊,7	20,200,142	168,427
2016-UB10, 1.87% (WAC) due 07/15/49◊,7	1,417,827	1,630
SG Commercial Mortgage Securities Trust
2016-C5, 1.98% (WAC) due 10/10/48◊,7	4,273,068	26,014
CFCRE Commercial Mortgage Trust
2016-C3, 1.04% (WAC) due 01/10/48◊,7	21,474,219	18,612
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 0.87% (WAC) due 12/15/47◊,7	14,574,446	280
JPMBB Commercial Mortgage Securities Trust
2015-C27, 0.86% (WAC) due 02/15/48◊,7	8,894,135	187
Total Commercial Mortgage-Backed Securities		401,221,918

Military Housing - 0.6%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.65% (WAC) due 11/25/55◊,9	107,370,246	94,340,605
2015-R1, 4.45% (WAC) due 11/25/52◊,3	19,779,672	18,012,437
2015-R1, 4.31% (WAC) due 10/25/52◊,3	12,860,617	10,830,270
2015-R1, 0.70% (WAC) due 11/25/55◊,7,9	161,344,132	9,064,233
Capmark Military Housing Trust
2006-RILY, 6.15% due 07/10/51†††,3	12,184,015	10,606,208
2007-AETC, 5.75% due 02/10/52†††,3	6,923,860	6,214,710
2006-RILY, 4.66% (1 Month Term SOFR + 0.48%, Rate Floor: 0.37%) due 07/10/51◊,†††,3	6,564,417	4,813,094
2007-ROBS, 6.06% due 10/10/52†††,3	4,395,140	4,008,788
2007-AET2, 6.06% due 10/10/52†††,3	2,887,386	2,829,002
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,3	20,852,900	20,333,380
2005-DRUM, 5.47% due 05/10/50†††,3	4,198,045	3,790,882
2005-BLIS, 5.25% due 07/10/50†††,3	2,500,000	1,991,249
Total Military Housing		186,834,858

Total Collateralized Mortgage Obligations
(Cost $13,399,236,926)		13,187,680,740

CORPORATE BONDS†† - 25.8%
Financial - 13.2%
Pershing Square Holdings Ltd.
3.25% due 10/01/31[3]	101,800,000	90,756,115
3.25% due 11/15/30	52,650,000	48,463,429
CoStar Group, Inc.
2.80% due 07/15/30[3]	91,480,000	83,747,989
Macquarie Bank Ltd.
5.64% due 08/13/36[3,10]	46,285,000	46,885,034
3.62% due 06/03/30[3]	34,605,000	32,974,810
Wilton RE Ltd.
6.00% [3,10,11]	80,224,000	79,758,685
American National Group, Inc.
6.00% due 07/15/35	31,375,000	32,029,245
5.75% due 10/01/29	22,055,000	22,814,183
7.00% due 12/01/55[10]	12,775,000	13,165,634
5.00% due 06/15/27	8,142,000	8,208,874
6.14% due 06/13/32[3]	2,000,000	2,097,253
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	51,638,000	49,423,654
5.30% due 01/15/29	15,867,000	16,157,176
5.75% due 11/01/37	6,575,000	6,529,321
3.25% due 01/15/32	4,150,000	3,733,638
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	39,803,000	37,545,283
5.75% due 05/20/35[3]	17,425,000	18,065,190
5.63% due 08/16/32	13,100,000	13,612,785
6.50% due 05/20/55[3]	3,320,000	3,568,429
Lazard Group LLC
6.00% due 03/15/31	42,290,000	44,692,023
5.63% due 08/01/35	27,430,000	27,896,068
United Wholesale Mortgage LLC
5.50% due 04/15/29[3]	46,832,000	46,188,243
5.50% due 11/15/25[3]	23,739,000	23,730,492
Host Hotels & Resorts, LP
3.50% due 09/15/30	41,072,000	38,560,711
2.90% due 12/15/31	20,200,000	17,973,988
5.70% due 07/01/34	12,075,000	12,367,700
Nippon Life Insurance Co.
2.75% due 01/21/51[3,10]	45,350,000	40,807,635
5.95% due 04/16/54[3,10]	13,950,000	14,551,166
2.90% due 09/16/51[3,10]	10,380,000	9,283,304
FS KKR Capital Corp.
2.63% due 01/15/27	35,399,000	34,394,704
3.25% due 07/15/27	30,100,000	29,087,505
Safehold GL Holdings LLC
2.80% due 06/15/31	27,977,000	25,615,467
2.85% due 01/15/32	27,008,000	23,964,982
6.10% due 04/01/34	9,168,000	9,658,191
5.65% due 01/15/35	2,750,000	2,814,063
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[3]	46,892,000	43,789,803
2.88% due 10/15/26[3]	17,717,000	17,354,318
Global Atlantic Finance Co.
4.70% due 10/15/51[3,10]	35,662,000	35,130,403

210 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
7.95% due 06/15/33[3]	16,619,000	$19,258,221
6.75% due 03/15/54[3]	3,190,000	3,372,681
First American Financial Corp.
4.00% due 05/15/30	40,891,000	39,527,732
2.40% due 08/15/31	11,875,000	10,315,137
5.45% due 09/30/34	7,250,000	7,270,165
Maple Grove Funding Trust I
4.16% due 08/15/51[3]	77,700,000	54,634,767
Brookfield Finance, Inc.
5.81% due 03/03/55	12,635,000	12,728,901
5.68% due 01/15/35	9,400,000	9,750,038
5.33% due 01/15/36	9,510,000	9,560,203
4.70% due 09/20/47	9,790,000	8,578,845
3.63% due 02/15/52	9,380,000	6,749,448
3.50% due 03/30/51	9,526,000	6,730,928
Liberty Mutual Group, Inc.
4.30% due 02/01/61[3]	74,981,000	47,211,185
4.13% due 12/15/51[3,10]	3,600,000	3,535,895
3.95% due 05/15/60[3]	4,064,000	2,888,387
BPCE S.A.
5.88% due 01/14/31[3,10]	20,000,000	20,887,570
5.39% due 05/28/31[3,10]	12,200,000	12,516,521
7.00% due 10/19/34[3,10]	10,000,000	11,155,746
5.94% due 05/30/35[3,10]	7,750,000	8,117,792
National Australia Bank Ltd.
5.90% due 01/14/36[3,10]	23,750,000	24,954,849
2.99% due 05/21/31[3]	14,525,000	13,248,568
3.35% due 01/12/37[3,10]	14,550,000	13,185,776
Morgan Stanley
6.63% due 11/01/34[10]	21,862,000	24,455,040
5.94% due 02/07/39[10]	23,310,000	24,405,495
Standard Chartered plc
5.01% due 10/15/30[3,10]	31,331,000	31,882,224
4.64% due 04/01/31[3,10]	16,067,000	16,137,876
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[3]	60,506,000	47,945,035
Sumitomo Life Insurance Co.
3.38% due 04/15/81[3,10]	39,900,000	36,957,088
5.88% due 09/10/55[3,10]	10,550,000	10,741,018
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[3]	39,650,000	38,309,223
6.63% due 10/15/31[3]	6,850,000	6,895,612
LPL Holdings, Inc.
6.00% due 05/20/34	20,950,000	21,890,156
4.00% due 03/15/29[3]	15,257,000	14,920,365
5.75% due 06/15/35	6,650,000	6,819,184
Bain Capital, LP
3.41% due 04/15/41†††	36,000,000	26,410,175
3.72% due 04/15/42†††	20,300,000	15,243,532
Capital One Financial Corp.
6.38% due 06/08/34[10]	22,450,000	24,283,566
5.20% due 09/11/36[10]	12,275,000	12,139,993
5.88% due 07/26/35[10]	2,280,000	2,391,213
6.05% due 02/01/35[10]	1,860,000	1,974,422
Macquarie Group Ltd.
2.69% due 06/23/32[3,10]	23,002,000	20,780,622
2.87% due 01/14/33[3,10]	17,431,000	15,719,214
1.63% due 09/23/27[3,10]	4,125,000	4,020,095
F&G Global Funding
5.88% due 01/16/30[3]	38,565,000	40,057,789
Allianz SE
6.55% [3,10,11]	36,800,000	37,992,320
Australia & New Zealand Banking Group Ltd.
5.82% due 06/18/36[3,10]	24,460,000	25,376,883
5.20% due 09/30/35[3,10]	10,000,000	10,042,646
2.57% due 11/25/35[3,10]	1,600,000	1,426,873
TPG Operating Group II, LP
5.88% due 03/05/34	34,270,000	36,147,886
Equitable Holdings, Inc.
6.70% due 03/28/55[10]	34,318,000	35,768,416
Commonwealth Bank of Australia
5.93% due 03/14/46[3,10]	29,470,000	30,574,134
3.61% due 09/12/34[3,10]	3,550,000	3,407,592
CBS Studio Center
7.18% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 01/09/26◊,†††	34,100,000	33,855,645
Carlyle Group, Inc.
5.05% due 09/19/35	33,700,000	33,582,152
MidCap Funding XLVI Trust
6.72% (1 Month Term SOFR + 2.50%, Rate Floor: 0.00%) due 04/15/28◊,†††	33,100,000	33,100,000
Stewart Information Services Corp.
3.60% due 11/15/31	36,711,000	32,885,665
Beacon Funding Trust
6.27% due 08/15/54[3]	31,900,000	32,644,170
OneMain Finance Corp.
6.63% due 05/15/29	9,925,000	10,201,620
7.50% due 05/15/31	8,250,000	8,624,235
7.13% due 03/15/26	6,588,000	6,647,542
6.13% due 05/15/30	3,650,000	3,696,300
3.88% due 09/15/28	2,270,000	2,181,623
7.13% due 11/15/31	1,125,000	1,166,606
Societe Generale S.A.
3.34% due 01/21/33[3,10]	22,830,000	20,769,709
6.07% due 01/19/35[3,10]	8,750,000	9,193,266
5.25% due 05/22/29[3,10]	1,790,000	1,820,168
Bank of America Corp.
5.74% due 02/12/36[10]	16,850,000	17,506,621
5.52% due 10/25/35[10]	10,000,000	10,242,986
3.56% due 04/23/27[10]	3,350,000	3,336,620
American National Global Funding
5.25% due 06/03/30[3]	18,010,000	18,365,389
5.55% due 01/28/30[3]	12,225,000	12,593,173
MetLife, Inc.
6.35% due 03/15/55[10]	28,930,000	30,737,141
Blue Owl Capital GP LLC
7.21% due 08/22/43†††	28,550,000	30,118,990
QTS Good News Facility
7.34% (SOFR + 3.00%, Rate Floor: 0.00%) due 10/09/28◊,†††	29,296,238	29,296,238
Farmers Insurance Exchange
7.00% due 10/15/64[3,10]	28,140,000	29,209,324

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 211

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
Americo Life, Inc.
3.45% due 04/15/31[3]	32,364,000	$29,185,684
VICI Properties, LP
5.63% due 04/01/35	28,500,000	29,181,430
Dai-ichi Life Insurance Company Ltd.
6.20% [3,10,11]	27,750,000	28,845,071
Meiji Yasuda Life Insurance Co.
6.10% due 06/11/55[3,10]	22,800,000	23,722,579
5.80% due 09/11/54[3,10]	4,093,000	4,178,613
Reinsurance Group of America, Inc.
5.75% due 09/15/34	20,050,000	20,961,822
6.65% due 09/15/55[10]	6,190,000	6,497,587
Westpac Banking Corp.
3.02% due 11/18/36[10]	15,650,000	13,958,107
3.13% due 11/18/41	12,214,000	9,244,364
2.67% due 11/15/35[10]	4,467,000	4,008,575
Nuveen LLC
5.85% due 04/15/34[3]	25,425,000	26,752,479
Ascot Group Ltd.
6.35% due 06/15/35[3,10]	25,150,000	26,215,309
Ardonagh Finco Ltd.
6.88% due 02/15/31[3]	EUR 16,950,000	20,572,875
7.75% due 02/15/31[3]	5,300,000	5,545,862
Belrose Funding Trust II
6.79% due 05/15/55[3]	23,810,000	25,784,734
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31[3]	24,480,000	25,676,882
Encore Capital Group, Inc.
6.63% due 04/15/31[3]	15,150,000	15,105,912
8.50% due 05/15/30[3]	9,950,000	10,566,363
AmFam Holdings, Inc.
2.81% due 03/11/31[3]	19,525,000	16,956,287
3.83% due 03/11/51[3]	13,118,000	8,650,270
Dyal Capital Partners III
4.40% due 06/15/40†††	26,750,000	25,379,029
Trustage Financial Group, Inc.
4.63% due 04/15/32[3]	26,450,000	25,338,691
Dyal IV Issuer A
3.65% due 02/22/41†††	27,170,000	24,627,402
Hunt Companies, Inc.
5.25% due 04/15/29[3]	25,121,000	24,491,596
Omnis Funding Trust
6.72% due 05/15/55[3]	22,640,000	24,420,589
CNO Financial Group, Inc.
6.45% due 06/15/34	21,310,000	22,613,608
200 Park Funding Trust
5.74% due 02/15/55[3]	22,000,000	22,280,696
Lloyds Banking Group plc
5.59% due 11/26/35[10]	17,200,000	17,876,911
3.75% due 03/18/28[10]	3,460,000	3,436,492
Corebridge Life Holdings, Inc.
8.13% due 03/15/46[3]	17,100,000	20,795,247
Nationwide Building Society
5.54% due 07/14/36[3,10]	18,400,000	18,922,101
4.65% due 07/14/29[3,10]	1,720,000	1,734,053
Enstar Group Ltd.
7.50% due 04/01/45[3,10]	16,125,000	16,816,988
3.10% due 09/01/31	3,840,000	3,429,695
Henneman Trust
6.58% due 05/15/55[3]	18,650,000	19,890,682
PartnerRe Finance B LLC
4.50% due 10/01/50[10]	21,056,000	19,866,982
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[3]	25,330,000	19,798,066
UWM Holdings LLC
6.25% due 03/15/31[3]	15,450,000	15,376,417
6.63% due 02/01/30[3]	3,500,000	3,560,491
Ares Finance Company II LLC
3.25% due 06/15/30[3]	19,788,000	18,690,283
Swiss Re Finance Luxembourg S.A.
5.00% due 04/02/49[3,10]	18,300,000	18,438,750
Jefferies Financial Group, Inc.
6.20% due 04/14/34	13,563,000	14,420,134
6.25% due 01/15/36	3,330,000	3,550,590
GA Global Funding Trust
2.90% due 01/06/32[3]	16,400,000	14,522,469
4.50% due 09/18/30[3]	3,000,000	2,975,869
Credit Agricole S.A.
5.22% due 05/27/31[3,10]	13,700,000	14,053,875
5.60% (SOFR + 1.21%) due 09/11/28◊,3	3,280,000	3,302,753
Fortitude Group Holdings LLC
6.25% due 04/01/30[3]	16,600,000	17,235,757
Equities AB
5.85% due 05/08/35[3]	16,615,000	17,156,321
Brookfield Capital Finance LLC
6.09% due 06/14/33	15,900,000	17,121,130
BNP Paribas S.A.
5.09% due 05/09/31[3,10]	7,200,000	7,337,577
5.50% due 05/20/30[3,10]	5,923,000	6,124,839
5.79% due 01/13/33[3,10]	3,270,000	3,431,945
Hanover Insurance Group, Inc.
5.50% due 09/01/35	16,175,000	16,365,667
RGA Global Funding
5.50% due 01/11/31[3]	12,750,000	13,301,579
5.05% due 12/06/31[3]	2,700,000	2,753,136
Prudential Financial, Inc.
3.70% due 10/01/50[10]	17,139,000	16,009,336
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[3]	22,210,000	15,941,534
PennyMac Financial Services, Inc.
6.75% due 02/15/34[3]	13,145,000	13,409,030
Dyal IV Issuer B
3.65% due 02/22/41†††	14,630,000	13,260,909
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[3]	12,675,000	13,109,550
Kennedy-Wilson, Inc.
4.75% due 03/01/29	13,195,000	12,607,383
4.75% due 02/01/30	81,000	75,630
Rocket Companies, Inc.
6.38% due 08/01/33[3]	11,250,000	11,611,282
Symetra Life Insurance Co.
6.55% due 10/01/55[3]	10,900,000	11,563,484

212 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
Atlantic Marine Corporations Communities LLC
5.34% due 12/01/50[3]	10,583,902	$10,213,465
5.37% due 12/01/50[3]	718,710	629,975
Mutual of Omaha Insurance Co.
6.14% due 01/16/64[3,10]	10,150,000	10,477,490
RenaissanceRe Holdings Ltd.
5.80% due 04/01/35	9,900,000	10,380,395
Blue Owl Finance LLC
6.25% due 04/18/34	9,880,000	10,361,389
HSBC Holdings plc
5.13% due 03/03/31[10]	6,770,000	6,933,443
5.29% due 11/19/30[10]	3,290,000	3,393,647
NatWest Group plc
6.02% due 03/02/34[10]	9,600,000	10,303,522
Globe Life, Inc.
5.85% due 09/15/34	9,810,000	10,285,431
KKR Group Finance Company X LLC
3.25% due 12/15/51[3]	15,150,000	10,208,082
Swiss RE Subordinated Finance plc
6.19% due 04/01/46[3,10]	9,800,000	10,167,815
Galaxy Bidco Ltd.
8.13% due 12/19/29[3]	GBP 7,200,000	10,021,771
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[3]	14,970,000	10,007,447
Citadel Securities Global Holdings LLC
5.50% due 06/18/30[3]	6,825,000	7,004,894
6.20% due 06/18/35[3]	2,650,000	2,783,760
Assured Guaranty US Holdings, Inc.
3.60% due 09/15/51	13,031,000	9,329,271
Nassau Companies of New York
7.88% due 07/15/30[3]	9,075,000	9,268,434
Accident Fund Insurance Company of America
8.50% due 08/01/32[3]	9,000,000	9,077,723
Aretec Group, Inc.
10.00% due 08/15/30[3]	8,275,000	9,015,637
SLM Corp.
3.13% due 11/02/26	9,132,000	8,946,122
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
6.50% due 10/01/31[3]	8,600,000	8,792,921
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[3]	5,682,618	4,852,404
5.24% due 08/01/50[3]	3,574,246	3,373,050
Five Corners Funding Trust III
5.79% due 02/15/33[3]	7,550,000	7,983,290
Blue Owl Capital GP Stakes V A-1 B
7.11% due 08/22/43†††	7,615,200	7,777,456
Blue Owl Capital GP Stakes V A-1 A
7.11% due 08/22/43†††	7,584,800	7,746,408
Ryan Specialty LLC
5.88% due 08/01/32[3]	7,573,000	7,657,712
CNO Global Funding
1.75% due 10/07/26[3]	7,400,000	7,220,511
Fidelis Insurance Holdings Ltd.
7.75% due 06/15/55[10]	6,075,000	6,489,594
Santander UK Group Holdings plc
5.14% due 09/22/36[10]	6,440,000	6,379,964
Horace Mann Educators Corp.
4.50% due 12/01/25	4,560,000	4,559,675
4.70% due 10/01/30	1,770,000	1,752,492
Blue Owl IV SR SEC A
5.94% due 09/04/45†††	6,240,000	6,240,000
Ohana Military Communities LLC
5.56% due 10/01/36[3]	3,820,000	3,826,276
5.78% due 10/01/36[3]	2,200,000	2,239,820
Dyal Capital Partners III (A), LP
6.55% due 06/15/44†††	5,880,000	5,930,907
Blue Owl IV SR SEC B
5.94% due 09/04/45†††	5,760,000	5,760,000
Western & Southern Life Insurance Co.
3.75% due 04/28/61[3]	8,263,000	5,733,745
Belvoir Land LLC
5.60% due 12/15/35[3]	5,600,000	5,544,706
Demeter Investments BV
5.63% due 08/15/52	4,900,000	4,949,579
Deloitte LLP
7.33% due 11/20/26†††	4,800,000	4,919,802
Brookfield Finance LLC / Brookfield Finance, Inc.
3.45% due 04/15/50	6,852,000	4,794,400
Manulife Financial Corp.
4.06% due 02/24/32[10]	4,815,000	4,780,901
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[3]	4,710,000	4,752,866
Dyal Capital Partners III (B), LP
6.55% due 06/15/44†††	4,620,000	4,659,702
ING Groep N.V.
4.86% due 03/25/29[10]	3,360,000	3,404,539
5.53% due 03/25/36[10]	1,150,000	1,192,988
DaVinciRe Holdings Ltd.
5.95% due 04/15/35[3]	4,400,000	4,550,850
Aspen Insurance Holdings Ltd.
5.75% due 07/01/30	3,764,000	3,939,523
HS Wildcat LLC
3.83% due 12/31/50†††	4,917,719	3,618,380
JPMorgan Chase & Co.
5.58% due 07/23/36[10]	3,390,000	3,514,352
Janus Henderson US Holdings, Inc.
5.45% due 09/10/34	3,460,000	3,497,770
Canadian Imperial Bank of Commerce
4.58% due 09/08/31[10]	3,480,000	3,491,432
Citigroup, Inc.
4.50% due 09/11/31[10]	3,480,000	3,481,881
KBC Group N.V.
6.32% due 09/21/34[3,10]	3,180,000	3,478,111
Goldman Sachs Group, Inc.
4.02% due 10/31/38[10]	3,870,000	3,468,830
Bank of New York Mellon Corp.
5.06% due 07/22/32[10]	3,350,000	3,461,296
Intesa Sanpaolo SpA
7.80% due 11/28/53[3]	2,800,000	3,459,477

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 213

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
Royal Bank of Canada
4.50% due 08/06/29[10]	3,430,000	$3,456,680
Deutsche Bank AG NY
3.55% due 09/18/31[10]	3,610,000	3,422,222
Brighthouse Financial Global Funding
5.65% due 06/10/29[3]	3,330,000	3,417,561
Jackson Financial, Inc.
4.00% due 11/23/51	4,710,000	3,398,031
Athene Global Funding
2.67% due 06/07/31[3]	3,780,000	3,377,156
BGC Group, Inc.
8.00% due 05/25/28	3,120,000	3,331,526
SiriusPoint Ltd.
7.00% due 04/05/29	3,150,000	3,329,530
Nordea Bank Abp
5.41% (SOFR + 1.02%) due 09/10/29◊,3	3,280,000	3,326,807
Pine Street Trust III
6.22% due 05/15/54[3]	3,200,000	3,296,566
Barclays plc
4.48% due 11/11/29[10]	3,200,000	3,205,653
DNB Bank ASA
5.51% (SOFR + 1.06%) due 11/05/30◊,3	3,060,000	3,095,051
Bank of Nova Scotia
5.53% (SOFR Compounded Index + 1.08%) due 08/01/29◊	3,060,000	3,075,045
American Express Co.
5.47% (SOFR + 1.02%) due 01/30/31◊	3,060,000	3,069,023
Sumitomo Mitsui Financial Group, Inc.
5.52% (SOFR + 1.17%) due 07/09/29◊	3,020,000	3,052,893
Nationstar Mortgage Holdings, Inc.
5.00% due 02/01/26[3]	2,780,000	2,780,000
KKR Group Finance Company III LLC
5.13% due 06/01/44[3]	2,710,000	2,572,866
Aurora Military Housing LLC
5.82% due 07/15/34[3]	2,062,431	2,102,878
Iron Mountain, Inc.
4.88% due 09/15/27[3]	1,938,000	1,928,680
Ares Finance Company IV LLC
3.65% due 02/01/52[3]	2,450,000	1,754,573
Fidelity National Financial, Inc.
2.45% due 03/15/31	1,820,000	1,612,401
Assurant, Inc.
6.75% due 02/15/34	1,450,000	1,606,503
Blackstone Holdings Finance Company LLC
3.20% due 01/30/52[3]	2,150,000	1,462,178
Public Storage Operating Co.
2.30% due 05/01/31	1,500,000	1,348,618
Fort Moore Family Communities LLC
6.09% due 01/15/51[3]	1,517,739	1,323,966
Fort Knox Military Housing Privatization Project
4.61% (1 Month Term SOFR + 0.45%) due 02/15/52◊,3	1,601,643	1,274,681
Midwest Family Housing LLC
5.58% due 01/01/51[3]	1,239,633	1,052,083
Focus Financial Partners LLC
6.75% due 09/15/31[3]	1,000,000	1,024,118
Citizens Financial Group, Inc.
6.65% due 04/25/35[10]	900,000	990,279
Pacific Beacon LLC
5.51% due 07/15/36[3]	500,000	495,693
Atlas Mara Ltd.
8.00% due 12/31/21†††,9,12	542,348	1
Total Financial		3,892,375,656

Energy - 3.1%
BP Capital Markets plc
4.88% [10,11]	62,830,000	62,385,918
6.13% [10,11]	18,945,000	19,622,303
MPLX, LP
5.40% due 09/15/35	24,150,000	24,202,462
6.20% due 09/15/55	21,750,000	22,003,323
5.95% due 04/01/55	21,200,000	20,724,887
5.50% due 02/15/49	3,250,000	3,025,603
5.65% due 03/01/53	1,630,000	1,538,511
ONEOK, Inc.
5.40% due 10/15/35	25,125,000	25,219,462
6.25% due 10/15/55	23,000,000	23,356,968
7.15% due 01/15/51	6,341,000	7,104,614
5.65% due 09/01/34	5,050,000	5,176,976
5.60% due 04/01/44	2,860,000	2,711,626
5.05% due 11/01/34	1,200,000	1,183,415
3.95% due 03/01/50	1,600,000	1,177,837
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
5.70% due 09/15/34	37,730,000	38,889,366
5.60% due 01/15/36	5,275,000	5,341,297
4.90% due 02/15/45	3,770,000	3,288,072
Venture Global LNG, Inc.
9.50% due 02/01/29[3]	29,800,000	32,840,345
9.88% due 02/01/32[3]	10,300,000	11,213,849
HF Sinclair Corp.
6.25% due 01/15/35	22,415,000	23,430,376
5.50% due 09/01/32	19,560,000	19,882,428
Greensaif Pipelines Bidco SARL
6.10% due 08/23/42[3]	17,000,000	17,878,189
5.85% due 02/23/36[3]	11,900,000	12,477,756
6.51% due 02/23/42[3]	6,500,000	7,029,627
6.13% due 02/23/38[3]	5,550,000	5,908,173
ITT Holdings LLC
6.50% due 08/01/29[3]	38,518,000	37,868,378
Enbridge, Inc.
5.55% due 06/20/35	20,250,000	20,883,085
5.63% due 04/05/34	12,478,000	13,024,603
6.70% due 11/15/53	3,140,000	3,506,602
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[3]	43,921,000	35,737,978
DT Midstream, Inc.
5.80% due 12/15/34[3]	29,400,000	30,311,115
4.30% due 04/15/32[3]	3,250,000	3,108,480
Targa Resources Corp.
5.50% due 02/15/35	10,700,000	10,887,748

214 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
6.50% due 03/30/34	9,937,000	$10,820,124
5.65% due 02/15/36	4,875,000	4,991,580
6.50% due 02/15/53	2,860,000	3,010,916
6.13% due 05/15/55	250,000	251,390
Energy Transfer, LP
6.00% due 02/01/29[3]	11,400,000	11,562,158
6.20% due 04/01/55	8,750,000	8,802,558
7.38% due 02/01/31[3]	7,610,000	7,948,511
Gulfstream Natural Gas System LLC
5.60% due 07/23/35[3]	26,525,000	27,176,595
Viper Energy Partners LLC
5.70% due 08/01/35	26,575,000	27,019,334
Plains All American Pipeline, LP
5.95% due 06/15/35	24,100,000	25,151,513
Cheniere Energy Partners, LP
5.55% due 10/30/35[3]	11,800,000	12,055,029
5.95% due 06/30/33	8,845,000	9,363,295
5.75% due 08/15/34	2,950,000	3,066,789
Occidental Petroleum Corp.
5.38% due 01/01/32	18,470,000	18,783,658
6.38% due 09/01/28	3,175,000	3,320,297
Parkland Corp.
4.63% due 05/01/30[3]	15,663,000	15,228,551
6.63% due 08/15/32[3]	4,200,000	4,315,760
Sunoco, LP
7.25% due 05/01/32[3]	17,125,000	17,972,362
Midwest Connector Capital Company LLC
4.63% due 04/01/29[3]	14,608,000	14,671,550
Whistler Pipeline LLC
5.70% due 09/30/31[3]	13,350,000	13,878,480
Venture Global Calcasieu Pass LLC
3.88% due 11/01/33[3]	10,672,000	9,615,737
4.13% due 08/15/31[3]	2,667,000	2,517,243
6.25% due 01/15/30[3]	1,500,000	1,563,825
Buckeye Partners, LP
3.95% due 12/01/26	11,100,000	11,001,178
6.88% due 07/01/29[3]	2,518,000	2,609,585
Phillips 66 Co.
5.88% due 03/15/56[10]	7,360,000	7,302,077
6.20% due 03/15/56[10]	4,200,000	4,211,235
Venture Global Plaquemines LNG LLC
6.75% due 01/15/36[3]	9,225,000	9,798,583
Kinetik Holdings, LP
6.63% due 12/15/28[3]	9,316,000	9,562,147
Vnom Sub, Inc.
5.38% due 11/01/27[3]	9,040,000	9,041,582
Freeport LNG Development, LP
5.92% due 12/31/39†††	8,238,580	8,385,406
Florida Gas Transmission Company LLC
5.75% due 07/15/35[3]	7,600,000	7,881,098
Boardwalk Pipelines, LP
5.63% due 08/01/34	6,675,000	6,925,862
Koninklijke Vopak N.V.
6.04% due 06/20/32†††	5,500,000	5,603,215
CQP Holdco Limited Partnership / BIP-V Chinook Holdco LLC
7.50% due 12/15/33[3]	5,000,000	5,426,000
NuStar Logistics, LP
6.38% due 10/01/30	3,340,000	3,458,884
5.63% due 04/28/27	1,880,000	1,891,537
TransCanada PipeLines Ltd.
7.63% due 01/15/39	2,870,000	3,432,397
Kinder Morgan Energy Partners, LP
7.50% due 11/15/40	2,910,000	3,411,702
Western Midstream Operating, LP
5.30% due 03/01/48	3,750,000	3,262,071
Eni SpA
5.95% due 05/15/54[3]	2,020,000	2,019,335
Marathon Petroleum Corp.
6.50% due 03/01/41	1,650,000	1,778,551
BP Capital Markets America, Inc.
4.99% due 04/10/34	1,500,000	1,529,714
Eastern Gas Transmission & Storage, Inc.
4.60% due 12/15/44	500,000	436,354
Total Energy		914,997,140

Industrial - 3.0%
AP Grange Holdings LLC
6.50% due 03/20/45†††	155,100,000	163,630,500
5.00% due 03/20/45†††	16,400,000	17,056,000
Terminal Investment Limited Holding
6.23% due 10/01/40†††	65,600,000	66,288,743
Homestead Spe Issuer LLC
7.21% due 04/01/55†††	62,000,000	63,599,798
Builders FirstSource, Inc.
6.38% due 03/01/34[3]	52,000,000	53,565,512
FLNG Liquefaction 3 LLC
3.08% due 06/30/39†††	57,466,065	49,065,933
Vontier Corp.
2.95% due 04/01/31	33,592,000	30,682,765
2.40% due 04/01/28	14,150,000	13,460,278
Prime Property Fund
5.81% due 07/15/35†††	36,000,000	36,180,688
Flowserve Corp.
2.80% due 01/15/32	20,400,000	18,061,090
3.50% due 10/01/30	14,601,000	13,915,437
TD SYNNEX Corp.
2.65% due 08/09/31	34,240,000	30,718,371
Hope Gas Holdings LLC
6.18% due 09/01/37†††	13,500,000	13,616,269
6.08% due 09/01/35†††	7,400,000	7,467,567
5.99% due 09/01/33†††	3,000,000	3,045,564
ALLETE, Inc.
5.79% due 07/09/37†††	23,600,000	24,106,679
Mauser Packaging Solutions Holding Co.
7.88% due 04/15/27[3]	23,759,000	23,991,909
Cliffwater Corporate Lending Fund
6.77% due 08/04/28†††	22,700,000	23,595,151
Stadco LA LLC
3.75% due 05/15/56†††	31,000,000	21,677,527

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 215

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
TransDigm, Inc.
6.00% due 01/15/33[3]	15,218,000	$15,386,661
6.63% due 03/01/32[3]	2,336,000	2,405,017
Trinity Industries, Inc.
7.75% due 07/15/28[3]	13,225,000	13,679,914
Graphic Packaging International LLC
6.38% due 07/15/32[3]	13,025,000	13,226,458
Clean Harbors, Inc.
5.75% due 10/15/33[3]	13,075,000	13,189,221
Weir Group plc
2.20% due 05/13/26[3]	13,015,000	12,807,416
TFI International, Inc.
3.35% due 01/05/33†††	14,000,000	12,054,478
Hillenbrand, Inc.
3.75% due 03/01/31	8,076,000	7,612,853
6.25% due 02/15/29	4,074,000	4,176,877
Lottomatica Group SpA
4.88% due 01/31/31[3]	EUR 9,400,000	11,373,469
AP Grange Holdings LLC Deferral
6.50% due 03/20/45†††	10,096,439	10,096,439
Standard Building Solutions, Inc.
6.50% due 08/15/32[3]	7,970,000	8,177,388
Clarion Lion Properties Fund Holdings LP
5.54% due 12/01/35†††	8,000,000	8,000,000
QTS Irving DC3 LLC
5.96% due 07/09/29†††	7,000,000	7,211,116
Virgin Media Vendor Financing Notes III DAC
4.88% due 07/15/28	GBP 5,000,000	6,549,862
Norfolk Southern Corp.
4.10% due 05/15/21	9,100,000	6,452,991
Amazon.com, Inc.
2.65% due 10/10/42†††	6,368,174	5,305,309
FedEx Corp.
4.10% due 02/01/45[3]	6,694,000	5,239,696
EnerSys
6.63% due 01/15/32[3]	4,725,000	4,862,389
GATX Corp.
6.05% due 06/05/54	4,428,000	4,601,470
4.70% due 04/01/29	125,000	126,571
Blue Cross and Blue Shield of Florida Inc.
5.44% due 09/30/35	4,700,000	4,700,000
Amsted Industries, Inc.
6.38% due 03/15/33[3]	3,609,000	3,704,205
Hexcel Corp.
5.88% due 02/26/35	3,475,000	3,633,545
CIMIC Finance USA Pty Ltd.
7.00% due 03/25/34[3]	3,240,000	3,528,104
Genesee & Wyoming, Inc.
6.25% due 04/15/32[3]	3,235,000	3,287,219
Emerald Debt Merger Sub LLC
6.38% due 12/15/30	EUR 2,550,000	3,128,314
GrafTech Global Enterprises, Inc.
9.88% due 12/23/29[3]	3,100,000	2,642,750
Weir Group, Inc.
5.35% due 05/06/30[3]	1,620,000	1,666,567
Stanley Black & Decker, Inc.
3.00% due 05/15/32	1,550,000	1,393,993
Penske Truck Leasing Company Lp / PTL Finance Corp.
5.25% due 07/01/29[3]	1,000,000	1,028,280
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[3]	250,000	243,528
Virgin Media Inc.
4.00% due 01/31/29	GBP 150,000	192,129
Total Industrial		875,410,010

Consumer, Non-cyclical - 1.5%
Smithfield Foods, Inc.
2.63% due 09/13/31[3]	45,782,000	40,103,402
3.00% due 10/15/30[3]	14,033,000	12,820,830
Altria Group, Inc.
4.45% due 05/06/50	25,185,000	20,417,706
3.70% due 02/04/51	25,038,000	18,042,085
Triton Container International Ltd.
3.15% due 06/15/31[3]	33,621,000	29,982,179
IQVIA, Inc.
5.00% due 05/15/27[3]	10,699,000	10,669,214
5.00% due 10/15/26[3]	8,700,000	8,689,385
6.25% due 06/01/32[3]	7,315,000	7,520,851
Global Payments, Inc.
2.90% due 11/15/31	29,335,000	26,305,704
GXO Logistics, Inc.
6.25% due 05/06/29	13,120,000	13,778,103
6.50% due 05/06/34	10,485,000	11,272,999
Brink’s Co.
6.75% due 06/15/32[3]	22,420,000	23,320,051
Mars, Inc.
5.20% due 03/01/35[3]	19,775,000	20,212,750
Yale-New Haven Health Services Corp.
2.50% due 07/01/50	32,350,000	19,104,561
JBS USA Holding Lux SARL / JBS USA Foods Group Holdings Incorporated / JBS USA Food Co.
5.50% due 01/15/36[3]	18,200,000	18,586,022
Valvoline, Inc.
3.63% due 06/15/31[3]	18,300,000	16,779,394
AZ Battery Property LLC
6.73% due 02/20/46†††	16,480,000	16,089,689
Highmark, Inc.
2.55% due 05/10/31[3]	17,850,000	15,702,310
Universal Health Services, Inc.
5.05% due 10/15/34	13,850,000	13,517,757
BAT Capital Corp.
5.63% due 08/15/35	9,550,000	9,922,482
4.76% due 09/06/49	3,950,000	3,361,549
Becle, SAB de CV
2.50% due 10/14/31[3]	13,000,000	11,232,189
Darling Global Finance B.V.
4.50% due 06/15/32[3]	EUR 9,350,000	11,085,033
CVS Health Corp.
7.00% due 03/10/55[10]	4,050,000	4,251,459
6.20% due 09/15/55	3,925,000	4,039,732

216 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
6.75% due 12/10/54[10]	30,000	$30,967
JBS USA Holding Lux SARL/ JBS USA Food Company/ JBS Lux Co SARL
4.38% due 02/02/52	9,710,000	7,634,160
Perrigo Finance Unlimited Co.
5.38% due 09/30/32	EUR 5,000,000	6,069,202
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
3.25% due 03/15/26[3]	5,690,000	5,645,512
TriNet Group, Inc.
7.13% due 08/15/31[3]	5,450,000	5,629,452
Graham Holdings Co.
5.75% due 06/01/26[3]	4,767,000	4,765,057
Health Care Service Corporation A Mutual Legal Reserve Co.
5.88% due 06/15/54[3]	4,800,000	4,716,271
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75% due 04/15/26[3]	3,858,000	3,873,798
Central Garden & Pet Co.
4.13% due 04/30/31[3]	3,854,000	3,595,729
Sotheby’s/Bidfair Holdings, Inc.
5.88% due 06/01/29[3]	3,900,000	3,553,607
Cigna Group
4.88% due 09/15/32	3,480,000	3,515,089
Tesco plc
6.15% due 11/15/37[3]	3,240,000	3,377,776
Imperial Brands Finance plc
3.88% due 07/26/29[3]	3,200,000	3,143,514
HCA, Inc.
5.88% due 02/15/26	2,775,000	2,778,579
Boost Newco Borrower LLC
7.50% due 01/15/31[3]	2,600,000	2,758,324
Providence St. Joseph Health Obligated Group
2.70% due 10/01/51	4,250,000	2,531,823
Beth Israel Lahey Health, Inc.
3.08% due 07/01/51	2,700,000	1,767,950
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32	1,850,000	1,651,863
Albion Financing 1 SARL / Aggreko Holdings, Inc.
5.38% due 05/21/30	EUR 603,000	734,539
DaVita, Inc.
3.75% due 02/15/31[3]	149,000	136,469
4.63% due 06/01/30[3]	76,000	72,837
Total Consumer, Non-cyclical		454,789,954

Consumer, Cyclical - 1.4%
Choice Hotels International, Inc.
3.70% due 01/15/31	46,741,000	43,758,221
5.85% due 08/01/34	11,150,000	11,403,561
LG Energy Solution Ltd.
5.38% due 04/02/30[3]	20,230,000	20,707,678
5.38% due 07/02/29[3]	15,000,000	15,349,849
5.50% due 07/02/34[3]	7,100,000	7,190,257
5.25% due 04/02/28[3]	5,400,000	5,500,777
Alt-2 Structured Trust
2.95% due 05/14/31◊,†††	37,551,086	34,915,616
Flutter Treasury Designated Activity Co.
6.38% due 04/29/29[3]	25,950,000	26,796,463
AS Mileage Plan IP Ltd.
5.31% due 10/20/31[3]	16,000,000	15,926,004
5.02% due 10/20/29[3]	9,670,000	9,675,052
Hasbro, Inc.
6.05% due 05/14/34	23,976,000	25,076,617
Air Canada
3.88% due 08/15/26[3]	23,429,000	23,216,368
IGT Lottery Holdings B.V.
4.25% due 03/15/30	EUR 14,500,000	17,293,528
British Airways Class A Pass Through Trust
2.90% due 03/15/35[3]	12,551,338	11,390,677
4.25% due 11/15/32[3]	4,376,220	4,265,370
Whirlpool Corp.
4.60% due 05/15/50	14,513,000	10,848,502
5.75% due 03/01/34	4,575,000	4,419,996
American Airlines Class AA Pass Through Trust
3.35% due 10/15/29	6,978,556	6,728,639
3.20% due 06/15/28	4,491,800	4,348,958
3.00% due 10/15/28	3,191,882	3,068,525
3.15% due 02/15/32	129,790	121,519
Polaris, Inc.
6.95% due 03/15/29	13,000,000	13,800,106
United Airlines, Inc.
4.38% due 04/15/26[3]	12,700,000	12,680,494
Hyatt Hotels Corp.
5.75% due 03/30/32	12,100,000	12,619,331
Sodexo, Inc.
5.80% due 08/15/35[3]	10,275,000	10,770,144
Hilton Domestic Operating Company, Inc.
6.13% due 04/01/32[3]	10,015,000	10,295,730
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75% due 10/20/28[3]	3,800,000	3,821,367
4.50% due 10/20/25[3]	3,767,750	3,763,154
United Airlines 2023-1 Class A Pass Through Trust
5.80% due 01/15/36	6,950,634	7,188,147
Clarios Global Limited Partnership / Clarios US Finance Co.
4.75% due 06/15/31[3]	EUR 5,650,000	6,759,582
Flutter Entertainment plc
5.00% due 04/29/29	EUR 4,900,000	5,939,702
Essendi SA
5.38% due 05/15/30[3]	EUR 4,850,000	5,862,688
AccorInvest Group S.A.
5.63% due 05/15/32[3]	EUR 2,750,000	3,329,600
5.79% (3 Month EURIBOR + 3.75%, Rate Floor: 0.00%) due 05/15/32◊,3	EUR 1,900,000	2,250,231
Live Nation Entertainment, Inc.
6.50% due 05/15/27[3]	4,635,000	4,677,878

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 217

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
Allwyn Entertainment Financing UK plc
7.25% due 04/30/30	EUR 3,780,000	$4,666,072
Brunswick Corp.
5.10% due 04/01/52	4,320,000	3,463,685
William Carter Co.
5.63% due 03/15/27[3]	3,450,000	3,452,072
Darden Restaurants, Inc.
4.55% due 02/15/48	3,970,000	3,298,864
Warnermedia Holdings, Inc.
5.14% due 03/15/52	3,819,000	2,845,155
General Motors Co.
6.25% due 10/02/43	1,600,000	1,627,090
JB Poindexter & Company, Inc.
8.75% due 12/15/31[3]	1,230,000	1,288,244
Six Flags Entertainment Corporation /Six Flags Theme Parks Incorporated/ Canada’s Wonderland Co.
6.63% due 05/01/32[3]	750,000	764,110
JetBlue Class A Pass Through Trust
4.00% due 11/15/32	105,830	99,528
Total Consumer, Cyclical		427,265,151

Communications - 1.3%
British Telecommunications plc
4.88% due 11/23/81[3,10]	47,450,000	45,513,191
4.25% due 11/23/81[3,10]	8,250,000	8,175,683
Vodafone Group plc
4.13% due 06/04/81[10]	40,537,000	37,922,107
Sirius XM Radio LLC
3.13% due 09/01/26[3]	26,975,000	26,602,777
4.13% due 07/01/30[3]	12,010,000	11,264,294
Paramount Global
5.90% due 10/15/40	17,415,000	15,995,834
5.25% due 04/01/44	19,397,000	15,939,572
4.90% due 08/15/44	6,518,000	5,250,286
Rogers Communications, Inc.
4.55% due 03/15/52	23,692,000	19,638,998
5.25% due 03/15/82[3,10]	8,775,000	8,707,389
7.13% due 04/15/55[10]	5,650,000	5,989,922
Bell Telephone Company of Canada or Bell Canada
7.00% due 09/15/55[10]	25,250,000	26,388,926
6.88% due 09/15/55[10]	5,825,000	6,043,030
SoftBank Corp.
5.33% due 07/09/35[3]	31,550,000	31,811,643
TELUS Corp.
6.63% due 10/15/55[10]	13,850,000	14,258,717
7.00% due 10/15/55[10]	9,850,000	10,386,007
Level 3 Financing, Inc.
4.50% due 04/01/30[3]	21,815,000	19,933,456
3.88% due 10/15/30[3]	3,734,709	3,260,750
Altice France S.A.
5.13% due 07/15/29[3]	17,800,000	15,201,200
5.13% due 01/15/29[3]	2,290,000	1,969,400
NTT Finance Corp.
5.50% due 07/16/35[3]	6,550,000	6,775,241
4.88% due 07/16/30[3]	4,000,000	4,064,289
4.62% due 07/16/28[3]	3,410,000	3,443,718
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	13,904,000	9,417,073
CSC Holdings LLC
4.13% due 12/01/30[3]	5,772,000	3,779,823
Prosus N.V.
4.99% due 01/19/52[3]	4,320,000	3,488,646
America Movil SAB de CV
6.13% due 03/30/40	3,250,000	3,475,990
Nokia Oyj
6.63% due 05/15/39	3,240,000	3,406,429
McGraw-Hill Education, Inc.
5.75% due 08/01/28[3]	1,549,000	1,548,090
Match Group Holdings II LLC
4.13% due 08/01/30[3]	1,250,000	1,180,615
Sunrise FinCo I B.V.
4.88% due 07/15/31[3]	200,000	190,530
Total Communications		371,023,626

Utilities - 1.1%
QTS Corp.
5.42% due 08/21/32†††	51,300,000	51,311,350
NRG Energy, Inc.
2.45% due 12/02/27[3]	26,000,000	24,923,453
7.00% due 03/15/33[3]	10,440,000	11,543,487
Dominion Energy, Inc.
6.20% due 02/15/56[10]	19,225,000	19,350,803
6.00% due 02/15/56[10]	13,230,000	13,324,650
PacifiCorp
7.38% due 09/15/55[10]	28,150,000	29,636,958
CMS Energy Corp.
6.50% due 06/01/55[10]	22,615,000	23,414,418
AES Corp.
3.95% due 07/15/30[3]	17,898,000	17,282,809
Brooklyn Union Gas Co.
6.39% due 09/15/33[3]	12,675,000	13,662,484
6.42% due 07/18/54[3]	1,180,000	1,243,427
4.27% due 03/15/48[3]	1,300,000	1,045,528
Central Storage Safety Project Trust
4.82% due 02/01/38[9]	15,068,320	14,386,286
Alexander Funding Trust II
7.47% due 07/31/28[3]	12,360,000	13,216,148
Terraform Global Operating, LP
6.13% due 03/01/26[3]	13,221,000	13,053,892
Evercore, Inc.
5.47% due 07/24/32†††	6,900,000	6,943,350
5.17% due 07/24/30†††	5,000,000	5,021,337
NextEra Energy Capital Holdings, Inc.
6.38% due 08/15/55[10]	11,277,000	11,709,597
Black Hills Corp.
6.00% due 01/15/35	7,830,000	8,334,928
5.95% due 03/15/28	50,000	51,915
Sierra Pacific Power Co.
6.20% due 12/15/55[10]	7,875,000	7,882,001

218 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
Boston Gas Co.
5.84% due 01/10/35[3]	7,450,000	$7,858,117
Liberty Utilities Co.
5.87% due 01/31/34[3]	6,450,000	6,680,994
Southern Co.
3.75% due 09/15/51[10]	3,863,000	3,811,485
Capital Power US Holdings, Inc.
6.19% due 06/01/35[3]	3,350,000	3,514,064
Public Service Company of Colorado
5.15% due 09/15/35	3,460,000	3,504,278
Arizona Public Service Co.
6.35% due 12/15/32	3,140,000	3,433,448
Enel Finance International N.V.
5.50% due 06/15/52[3]	3,570,000	3,415,585
Entergy Mississippi LLC
3.85% due 06/01/49	4,410,000	3,406,901
Alliant Energy Finance LLC
3.60% due 03/01/32[3]	3,680,000	3,403,906
Evergy Kansas Central, Inc.
5.70% due 03/15/53	3,350,000	3,381,784
Appalachian Power Co.
4.40% due 05/15/44	3,730,000	3,143,176
ContourGlobal Power Holdings S.A.
5.00% due 02/28/30	EUR 2,550,000	3,065,136
Nevada Power Co.
6.65% due 04/01/36	1,180,000	1,323,850
Southwestern Public Service Co.
4.50% due 08/15/41	1,380,000	1,240,328
Total Utilities		338,521,873

Technology - 0.7%
Oracle Corp.
5.20% due 09/26/35	29,675,000	29,838,403
3.95% due 03/25/51	33,794,000	25,126,119
5.95% due 09/26/55	20,150,000	20,088,015
4.80% due 09/26/32	11,075,000	11,088,317
5.88% due 09/26/45	8,350,000	8,372,670
6.10% due 09/26/65	5,625,000	5,614,641
6.00% due 08/03/55	3,460,000	3,473,517
Foundry JV Holdco LLC
5.88% due 01/25/34[3]	20,056,000	20,893,674
6.20% due 01/25/37[3]	17,300,000	18,453,737
5.90% due 01/25/33[3]	10,100,000	10,650,304
Fair Isaac Corp.
5.25% due 05/15/26[3]	15,640,000	15,637,674
6.00% due 05/15/33[3]	1,700,000	1,721,154
MSCI, Inc.
3.63% due 09/01/30[3]	12,718,000	12,138,809
Atlassian Corp.
5.50% due 05/15/34	7,540,000	7,767,763
Qorvo, Inc.
3.38% due 04/01/31[3]	8,245,000	7,575,360
Cloud Software Group, Inc.
6.50% due 03/31/29[3]	7,200,000	7,264,946
TeamSystem SpA
5.19% (3 Month EURIBOR + 3.25%, Rate Floor: 0.00%) due 07/01/32◊,3	EUR 5,700,000	6,700,687
Constellation Software, Inc.
5.46% due 02/16/34[3]	3,850,000	3,933,021
Western Digital Corp.
2.85% due 02/01/29	3,680,000	3,459,762
Total Technology		219,798,573

Basic Materials - 0.2%
Novelis Corp.
6.38% due 08/15/33[3]	15,675,000	15,837,012
Alumina Pty Ltd.
6.38% due 09/15/32[3]	10,100,000	10,353,864
6.13% due 03/15/30[3]	4,400,000	4,499,862
Dow Chemical Co.
6.90% due 05/15/53	12,940,000	13,825,660
Minerals Technologies, Inc.
5.00% due 07/01/28[3]	13,913,000	13,634,817
Alcoa Nederland Holding B.V.
7.13% due 03/15/31[3]	3,200,000	3,363,782
6.13% due 05/15/28[3]	2,800,000	2,807,000
Minera Mexico S.A. de CV
5.63% due 02/12/32[3]	3,350,000	3,452,175
Yamana Gold, Inc.
4.63% due 12/15/27	3,000,000	3,004,129
WR Grace Holdings LLC
6.63% due 08/15/32[3]	2,000,000	1,977,560
Rio Tinto Finance USA plc
5.25% due 03/14/35	537,000	553,368
Carpenter Technology Corp.
6.38% due 07/15/28	178,000	178,379
Total Basic Materials		73,487,608

Financial Institutions - 0.1%
MN8 Portfolio IV LLC
6.31% due 07/30/45†††	32,700,000	33,121,848

Transportation - 0.1%
Stolthaven Houston, Inc.
5.88% due 07/17/31†††	13,916,000	14,211,879
5.98% due 07/17/34†††	12,544,000	12,730,581
Total Transportation		26,942,460

Government - 0.1%
Amazon Conservation DAC
6.03% due 01/16/42[3]	16,700,000	17,242,750
Total Corporate Bonds
(Cost $7,817,832,938)		7,644,976,649

ASSET-BACKED SECURITIES†† - 21.5%
Collateralized Loan Obligations - 9.3%
Hlend CLO LLC
2025-4A B, 6.07% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 08/15/37◊,3	53,450,000	53,270,028

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 219

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
2025-3A A, 5.67% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 01/20/37◊,3	52,250,000	$52,316,065
2025-3A B, 5.97% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 01/20/37◊,3	7,550,000	7,522,373
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.20% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,3	63,460,127	63,634,877
2021-2A C, 7.43% (3 Month Term SOFR + 3.11%, Rate Floor: 3.11%) due 04/22/33◊,3	20,925,000	21,045,578
2021-2A B, 6.48% (3 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 04/22/33◊,3	19,200,000	19,154,870
Ares Direct Lending CLO 6 LLC
2025-2A A1, due 10/16/37◊,3,5	93,950,000	93,950,000
BXMT Ltd.
2020-FL3 AS, 6.51% (1 Month Term SOFR + 2.36%, Rate Floor: 2.36%) due 11/15/37◊,3	23,550,000	23,463,162
2020-FL3 C, 7.31% (1 Month Term SOFR + 3.16%, Rate Floor: 3.16%) due 11/15/37◊,3	16,327,000	15,977,540
2020-FL2 B, 5.91% (1 Month Term SOFR + 1.76%, Rate Floor: 1.76%) due 02/15/38◊,3	16,000,000	15,952,482
2020-FL2 A, 5.41% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,3	12,164,256	12,109,443
2020-FL3 B, 6.91% (1 Month Term SOFR + 2.76%, Rate Floor: 2.76%) due 11/15/37◊,3	10,600,000	10,472,098
2020-FL2 AS, 5.66% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38◊,3	6,008,500	5,936,569
2020-FL2 C, 6.16% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 02/15/38◊,3	5,360,000	5,336,928
Cerberus Loan Funding 52 LLC
2025-3A A, 5.49% (3 Month Term SOFR + 1.52%, Rate Floor: 1.52%) due 10/15/37◊,3	66,400,000	66,630,454
2025-3A B, 5.77% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 10/15/37◊,3	15,825,000	15,927,125
LoanCore Issuer Ltd.
2021-CRE6 B, 6.17% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 11/15/38◊,3	44,000,000	43,910,526
2021-CRE6 C, 6.57% (1 Month Term SOFR + 2.41%, Rate Floor: 2.30%) due 11/15/38◊,3	22,825,000	22,729,505
2021-CRE5 D, 7.27% (1 Month Term SOFR + 3.11%, Rate Floor: 3.11%) due 07/15/36◊,3	14,350,000	14,239,077
2021-CRE5 A, 5.57% (1 Month Term SOFR + 1.41%, Rate Floor: 1.41%) due 07/15/36◊,3	1,179,349	1,178,800
BDS LLC
2025-FL15 AS, 5.78% (1 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 03/19/43◊,3	40,300,000	40,334,461
2025-FL15 B, 6.03% (1 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 03/19/43◊,3	12,950,000	12,961,001
2025-FL14 AS, 5.71% (1 Month Term SOFR + 1.57%, Rate Floor: 1.57%) due 10/21/42◊,3	10,200,000	10,157,713
2024-FL13 A, 5.71% (1 Month Term SOFR + 1.58%, Rate Floor: 1.58%) due 09/19/39◊,3	5,000,000	5,025,707
2024-FL13 AS, 6.12% (1 Month Term SOFR + 1.99%, Rate Floor: 1.99%) due 09/19/39◊,3	4,000,000	4,001,077
2024-FL13 B, 6.37% (1 Month Term SOFR + 2.24%, Rate Floor: 2.24%) due 09/19/39◊,3	3,900,000	3,898,570
Cerberus Loan Funding XLIV LLC
2024-5A A, 6.67% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 01/15/36◊,3	50,000,000	50,801,700
2024-5A B, 7.52% (3 Month Term SOFR + 3.20%, Rate Floor: 3.20%) due 01/15/36◊,3	24,950,000	25,206,967
Golub Capital Partners CLO 16M-R3
2025-16A A1R3, 5.95% (3 Month Term SOFR + 1.63%, Rate Floor: 1.63%) due 08/09/39◊,3	51,154,000	50,321,075
2025-16A BR3, 6.27% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 08/09/39◊,3	18,750,000	18,688,500
2025-16A A2R3, 6.07% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/09/39◊,3	6,000,000	6,010,048
Cerberus Loan Funding XL LLC
2023-1A A, 6.72% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,3	64,859,750	65,100,205
2023-1A B, 7.92% (3 Month Term SOFR + 3.60%, Rate Floor: 3.60%) due 03/22/35◊,3	4,600,000	4,602,550
THL Credit Lake Shore MM CLO I Ltd.
2021-1A BR, 6.58% (3 Month Term SOFR + 2.26%, Rate Floor: 2.00%) due 04/15/33◊,3	30,400,000	30,327,073
2021-1A A1R, 6.28% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,3	28,573,536	28,659,125

220 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
FS Rialto
2021-FL3 C, 6.31% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 11/16/36◊,3	31,150,000	$31,105,356
2021-FL2 C, 6.31% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 05/16/38◊,3	15,665,000	15,603,333
2021-FL3 B, 6.06% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36◊,3	8,420,000	8,403,568
2021-FL2 A, 5.48% (1 Month Term SOFR + 1.33%, Rate Floor: 1.33%) due 05/16/38◊,3	3,334,699	3,328,954
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.07% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,3	40,750,000	40,937,258
2021-4A A2R, 6.37% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 08/20/33◊,3	16,750,000	16,708,554
Fortress Credit Opportunities IX CLO Ltd.
2021-9A A2TR, 6.38% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 10/15/33◊,3	46,200,000	46,314,424
2021-9A BR, 6.53% (3 Month Term SOFR + 2.21%, Rate Floor: 1.95%) due 10/15/33◊,3	6,700,000	6,686,598
2021-9A A1TR, 6.13% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 10/15/33◊,3	3,450,000	3,456,819
Owl Rock CLO III Ltd.
2024-3A AR, 6.18% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 04/20/36◊,3	41,250,000	41,478,909
2024-3A BR, 6.68% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 04/20/36◊,3	13,500,000	13,471,186
FS Rialto Issuer LLC
2025-FL10 AS, 5.73% (1 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 08/19/42◊,3	17,750,000	17,669,898
2025-FL10 B, 5.98% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 08/19/42◊,3	12,950,000	12,792,783
2024-FL9 AS, 6.23% (1 Month Term SOFR + 2.09%, Rate Floor: 2.09%) due 10/19/39◊,3	12,150,000	12,209,683
2024-FL9 B, 6.43% (1 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 10/19/39◊,3	10,850,000	10,873,911
TRTX Issuer Ltd.
2025-FL6 AS, 5.88% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 09/18/42◊,3	26,900,000	26,740,537
2025-FL6 A, 5.67% (1 Month Term SOFR + 1.54%, Rate Floor: 1.54%) due 09/18/42◊,3	25,400,000	25,358,067
Cerberus Loan Funding 51 LLC
2025-2A A, 5.64% (3 Month Term SOFR + 1.52%, Rate Floor: 1.52%) due 10/15/37◊,3	43,000,000	43,149,270
2025-2A B, 5.94% (3 Month Term SOFR + 1.82%, Rate Floor: 1.82%) due 10/15/37◊,3	8,000,000	8,052,433
Owl Rock CLO XVI LLC
2024-16A A, 6.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/20/36◊,3	39,550,000	39,649,670
2024-16A B, 6.83% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/20/36◊,3	9,550,000	9,597,197
Cerberus Loan Funding XLVIII LLC
2024-4A AN, 5.97% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 10/15/36◊,3	20,150,000	20,282,424
2024-4A B, 6.17% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/36◊,3	14,700,000	14,772,514
2024-4A C, 6.62% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 10/15/36◊,3	10,700,000	10,732,156
Cerberus Loan Funding 50 LLC
2025-1A A, 5.97% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 07/15/37◊,3	31,550,000	31,757,643
2025-1A B, 6.27% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/15/37◊,3	11,800,000	11,865,941
AREIT Ltd.
2025-CRE10 A, 5.53% (1 Month Term SOFR + 1.39%, Rate Floor: 1.39%) due 12/17/29◊,3	21,850,000	21,863,510
2025-CRE10 AS, 5.69% (1 Month Term SOFR + 1.54%, Rate Floor: 1.54%) due 01/17/30◊,3	18,000,000	17,994,424
BSPRT Issuer LLC
2025-FL12 AS, due 01/17/43◊,3,5	13,900,000	13,859,023
2025-FL12 B, due 01/17/43◊,3,5	12,600,000	12,563,158
2024-FL11 AS, 6.25% (1 Month Term SOFR + 2.10%, Rate Floor: 2.10%) due 07/15/39◊,3	8,900,000	8,904,359
2024-FL11 B, 6.44% (1 Month Term SOFR + 2.29%, Rate Floor: 2.29%) due 07/15/39◊,3	3,800,000	3,783,465
Owl Rock CLO VII LLC
2025-7A AR, 5.73% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 04/20/38◊,3	38,050,000	37,859,750
Carlyle Direct Lending CLO LLC

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 221

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
2024-1A A11A, 6.12% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 07/15/36◊,3	28,850,000	$28,922,125
2024-1A A12B, 6.32% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/15/36◊,3	7,500,000	7,516,508
Palmer Square CLO Ltd.
2024-4A BR, 6.03% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 10/20/37◊,3	19,950,000	20,070,296
2024-4A CR, 6.18% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/20/37◊,3	16,250,000	16,294,114
Eldridge CLO 2025-1 Ltd.
2025-1A B, due 10/20/38◊,3,5	35,850,000	35,850,000
KREF Ltd.
2021-FL2 AS, 5.56% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,3	19,300,000	19,194,002
2021-FL2 C, 6.26% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 02/15/39◊,3	16,600,000	16,509,771
Fortress Credit BSL XV Ltd.
2024-2A AR, 5.73% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 10/18/33◊,3	35,000,000	35,039,557
Madison Park Funding XLVIII Ltd.
2021-48A B, 6.04% (3 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 04/19/33◊,3	27,500,000	27,520,347
2021-48A C, 6.59% (3 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 04/19/33◊,3	6,650,000	6,662,830
LCM XXIV Ltd.
2021-24A BR, 5.99% (3 Month Term SOFR + 1.66%, Rate Floor: 0.00%) due 03/20/30◊,3	19,186,702	19,170,969
2021-24A CR, 6.49% (3 Month Term SOFR + 2.16%, Rate Floor: 0.00%) due 03/20/30◊,3	13,050,000	13,082,509
JCP Direct Lending CLO 2023-1 LLC
2025-1A A1R, 5.98% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 07/20/37◊,3	32,011,250	32,091,531
Madison Park Funding LXXI Ltd.
2025-71A B, 5.77% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 04/23/38◊,3	31,200,000	31,153,200
PFP Ltd.
2025-12 A, 5.63% (1 Month Term SOFR + 1.49%, Rate Floor: 1.49%) due 12/18/42◊,3	11,800,000	11,803,836
2025-12 AS, 5.88% (1 Month Term SOFR + 1.74%, Rate Floor: 1.74%) due 12/18/42◊,3	7,554,000	7,542,503
2024-11 AS, 6.41% (1 Month Term SOFR + 2.19%, Rate Floor: 2.19%) due 09/17/39◊,3	5,009,191	5,014,025
2024-11 A, 6.05% (1 Month Term SOFR + 1.83%, Rate Floor: 1.83%) due 09/17/39◊,3	4,745,525	4,752,511
Golub Capital Partners CLO 54M L.P
2025-54A BR, 6.23% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 08/05/37◊,3	21,000,000	20,999,599
2025-54A A2R, 5.80% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 08/05/37◊,3	7,800,000	7,799,863
GoldenTree Loan Management US CLO 24 Ltd.
2025-24A B, 5.83% (3 Month Term SOFR + 1.55%, Rate Floor: 1.55%) due 10/20/38◊,3	27,650,000	27,683,454
Golub Capital Partners Clo 49M Ltd.
2025-49A BR2, 6.17% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 07/20/38◊,3	15,000,000	14,948,014
2025-49A CR2, 6.67% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 07/20/38◊,3	12,600,000	12,651,126
OWL Rock CLO XXII LLC
2025-22A A, 5.42% (3 Month Term SOFR + 1.47%, Rate Floor: 1.47%) due 10/20/37◊,3	26,450,000	26,486,842
Fontainbleau Vegas
9.87% (1 Month Term SOFR + 5.65%, Rate Floor: 1.00%) due 01/31/28◊,†††	26,250,000	26,250,000
Golub Capital Partners CLO 49M Ltd.
2025-49A A1R2, 5.84% (3 Month Term SOFR + 1.52%, Rate Floor: 1.52%) due 07/20/38◊,3	25,700,000	25,738,591
OWL Rock Clo XXII LLC
2025-22A B, 5.75% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 10/20/37◊,3	25,550,000	25,463,010
Madison Park Funding LIII Ltd.
2022-53A B, 6.08% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,3	24,000,000	23,997,365
BDS Ltd.
2021-FL9 C, 6.15% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 11/16/38◊,3	19,500,000	19,467,425
2021-FL9 D, 6.50% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 11/16/38◊,3	4,400,000	4,388,492
Neuberger Berman CLO 32R Ltd.
2025-32RA B, 5.98% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 07/20/39◊,3	14,100,000	14,138,499

222 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
2025-32RA C, 6.18% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 07/20/39◊,3	8,345,000	$8,366,472
Cerberus Loan Funding XLVI, LP
2024-2A A, 6.17% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 07/15/36◊,3	16,500,000	16,594,499
2024-2A B, 6.62% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 07/15/36◊,3	5,900,000	5,887,896
VOYA CLO
2024-2A B, 6.13% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 07/20/37◊,3	14,750,000	14,816,965
2021-2A BR, 6.73% (3 Month Term SOFR + 2.41%, Rate Floor: 2.15%) due 06/07/30◊,3	4,950,000	4,960,224
BSPDF Issuer Ltd.
2021-FL1 C, 6.52% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 10/15/36◊,3	15,300,000	15,145,335
2021-FL1 D, 7.02% (1 Month Term SOFR + 2.86%, Rate Floor: 2.75%) due 10/15/36◊,3	3,500,000	3,452,253
2021-FL1 B, 6.07% (1 Month Term SOFR + 1.91%, Rate Floor: 1.80%) due 10/15/36◊,3	707,394	705,146
Recette CLO Ltd.
2021-1A BRR, 5.99% (3 Month Term SOFR + 1.66%, Rate Floor: 0.00%) due 04/20/34◊,3	9,800,000	9,805,488
2021-1A CRR, 6.34% (3 Month Term SOFR + 2.01%, Rate Floor: 0.00%) due 04/20/34◊,3	9,200,000	9,213,582
AGL CLO 39 Ltd.
2025-39A B, 5.71% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 04/20/38◊,3	18,910,000	18,966,917
GoldenTree Loan Management US CLO 1 Ltd.
2024-9A CR, 6.73% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 04/20/37◊,3	18,550,000	18,651,315
BCRED CLO LLC
2025-1A C, 6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/20/37◊,3	11,300,000	11,301,457
2025-1A B, 6.00% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 04/20/37◊,3	7,150,000	7,195,282
HPS Private Credit CLO LLC
2025-3A B, 6.31% (3 Month Term SOFR + 2.05%, Rate Floor: 2.05%) due 07/20/37◊,3	9,150,000	9,123,051
2025-3A A1, 5.91% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 07/20/37◊,3	8,500,000	8,529,767
BSPRT Issuer Ltd.
2021-FL7 C, 6.57% (1 Month Term SOFR + 2.41%, Rate Floor: 2.41%) due 12/15/38◊,3	7,250,000	7,201,822
2021-FL6 C, 6.32% (1 Month Term SOFR + 2.16%, Rate Floor: 2.05%) due 03/15/36◊,3	5,550,000	5,502,461
2021-FL7 B, 6.32% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 12/15/38◊,3	4,875,000	4,862,745
LoanCore
2025-CRE8 AS, 5.73% (1 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 08/17/42◊,3	13,700,000	13,643,664
2025-CRE8 B, 5.98% (1 Month Term SOFR + 1.84%, Rate Floor: 1.84%) due 08/17/42◊,3	3,300,000	3,278,872
Cerberus Loan Funding XXXVIII, LP
2022-2A A1, 7.07% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 10/15/34◊,3	16,570,000	16,853,654
Owl Rock CLO I LLC
2024-1A ANR, 6.60% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 02/20/36◊,3	14,400,000	14,447,963
2024-1A BR, 7.45% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/20/36◊,3	1,100,000	1,099,608
Owl Rock CLO XIII LLC
2023-13A B, 7.35% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 09/20/35◊,3	14,750,000	14,747,343
BCC Middle Market CLO 2019-1 LLC
2025-1A A1RR, 5.72% (3 Month Term SOFR + 1.45%, Rate Floor: 1.45%) due 07/15/36◊,3	13,850,000	13,868,808
Ares Direct Lending CLO 2 LLC
2024-2A C, 6.68% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 10/20/36◊,3	13,600,000	13,655,799
Carlyle US CLO Ltd.
2025-4A SUB, due 10/25/37[3,13]	15,000,000	13,374,000
OWL Rock Clo XXI LLC
2025-21A B, 6.22% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 07/24/34◊,3	13,250,000	13,205,032
Madison Park Funding LXV Ltd.
2025-65A C, 6.12% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 07/16/38◊,3	7,200,000	7,213,350
2025-65A B, 6.02% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 07/16/38◊,3	5,500,000	5,532,506

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 223

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
Owl Rock CLO XIX LLC
2024-19A B, 6.23% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 10/22/37◊,3	12,700,000	$12,661,290
Midocean Credit CLO XXI
2025-21A SUB, due 10/20/38[3,5,13]	15,600,000	12,480,000
Cerberus Loan Funding XLV LLC
2024-1A B, 6.72% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 04/15/36◊,3	12,000,000	12,010,175
Greystone Commercial Real Estate Notes
2021-FL3 C, 6.27% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 07/15/39◊,3	12,000,000	11,901,169
Brant Point CLO Ltd.
2025-8A SUB, due 03/31/38[3,13]	13,914,000	11,734,622
Golub Capital Partners CLO 31M Ltd.
2024-31A BRR, 6.17% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 11/05/37◊,3	9,500,000	9,468,146
2024-31A CRR, 6.62% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 11/05/37◊,3	2,250,000	2,265,140
BRSP Ltd.
2024-FL2 A, 6.08% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 08/19/37◊,3	5,650,000	5,650,386
2021-FL1 D, 6.95% (1 Month Term SOFR + 2.81%, Rate Floor: 2.70%) due 08/19/38◊,3	4,200,000	4,202,318
2024-FL2 AS, 6.51% (1 Month Term SOFR + 2.38%, Rate Floor: 2.38%) due 08/19/37◊,3	1,850,000	1,850,339
Serenity-Peace Park CLO Ltd.
2025-1A SUB, due 10/24/38[3,13]	12,500,000	10,367,500
BSPDF Issuer LLC
2025-FL2 AS, 6.27% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 12/15/42◊,3	10,300,000	10,329,682
Golub Capital Partners CLO 46 Ltd.
2024-46A BR, 6.63% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 04/20/37◊,3	10,300,000	10,275,037
Ares Direct Lending CLO 1 LLC
2024-1A B, 6.52% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 04/25/36◊,3	9,750,000	9,724,122
Acrec LLC
2025-FL3 AS, 5.78% (1 Month Term SOFR + 1.64%, Rate Floor: 1.64%) due 08/18/42◊,3	5,900,000	5,849,951
2025-FL3 B, 6.08% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 08/18/42◊,3	3,250,000	3,214,883
Golub Capital Partners CLO 54M, LP
2025-54A A1R, 5.80% (3 Month Term SOFR + 1.47%, Rate Floor: 1.47%) due 08/05/37◊,3	9,050,000	9,049,850
Neuberger Berman Loan Advisers CLO 47 Ltd.
2022-47A B, 6.12% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 04/14/35◊,3	9,000,000	8,998,740
Boyce Park CLO Ltd.
2022-1A B1, 6.08% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,3	8,800,000	8,797,978
Madison Park Funding LVIII Ltd.
2024-58A C, 6.77% (3 Month Term SOFR + 2.45%, Rate Floor: 2.45%) due 04/25/37◊,3	8,250,000	8,308,223
RR Ltd.
2025-41A SUB, due 10/15/40†††,3,13	8,500,000	7,650,000
Fortress Credit Opportunities XXV CLO LLC
2024-25A A2, 6.07% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 01/15/37◊,3	7,200,000	7,241,464
Dryden 37 Senior Loan Fund
2017-37A BR, 5.98% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 01/15/31◊,3	3,678,679	3,680,628
2017-37A CR, 7.83% (3 Month Term SOFR + 3.51%, Rate Floor: 3.25%) due 01/15/31◊,3	3,333,334	3,341,683
2015-37A SUB, due 01/15/31[3,13]	2,987,987	13,574
Fortress Credit BSL XVI Ltd.
2024-3A BR, 6.18% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/20/35◊,3	7,000,000	7,011,271
Owl Rock CLO VIII LLC
2025-8A A2R, 6.08% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 04/24/37◊,3	6,500,000	6,512,192
Owl Rock CLO IX LLC
2024-9A BR, 6.05% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 11/22/37◊,3	6,450,000	6,491,832
HGI CRE CLO Ltd.
2021-FL2 B, 5.76% (1 Month Term SOFR + 1.61%, Rate Floor: 1.61%) due 09/17/36◊,3	5,000,000	4,995,143
2021-FL2 C, 6.06% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 09/17/36◊,3	1,000,000	993,750
Barings CLO Ltd.
2024-3A BR, 6.08% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 10/20/37◊,3	5,950,000	5,963,449

224 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
Elmwood CLO 38 Ltd.
2025-1A B1, 5.73% (3 Month Term SOFR + 1.45%, Rate Floor: 1.45%) due 04/22/38◊,3	5,500,000	$5,490,649
Ares Direct Lending CLO 3 LLC
2024-3A B, 6.18% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 01/20/37◊,3	5,450,000	5,431,724
Cerberus Loan Funding XLVII LLC
2024-3A B, 6.27% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/15/36◊,3	5,250,000	5,279,299
Sound Point CLO XXIV
2021-3A B1R, 6.28% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 10/25/34◊,3	5,150,000	5,158,033
STWD Ltd.
2021-FL2 C, 6.35% (1 Month Term SOFR + 2.21%, Rate Floor: 2.10%) due 04/18/38◊,3	2,820,000	2,798,146
2021-FL2 A, 5.45% (1 Month Term SOFR + 1.31%, Rate Floor: 1.20%) due 04/18/38◊,3	2,239,117	2,233,519
AGL CLO 42 Ltd.
2025-42A B, 5.92% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 07/22/38◊,3	5,000,000	5,018,702
Ares LXVII CLO Ltd.
2025-67A BR, 5.87% (3 Month Term SOFR + 1.55%, Rate Floor: 1.55%) due 01/25/38◊,3	5,000,000	4,998,749
Owl Rock CLO XVII LLC
2024-17A B, 6.27% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/15/36◊,3	4,300,000	4,287,252
ACRE Commercial Mortgage Ltd.
2021-FL4 C, 6.50% (1 Month Term SOFR + 2.36%, Rate Floor: 1.75%) due 12/18/37◊,3	3,100,000	3,055,438
2021-FL4 B, 6.15% (1 Month Term SOFR + 2.01%, Rate Floor: 1.40%) due 12/18/37◊,3	929,123	920,413
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 D, 6.80% (1 Month Term SOFR + 2.66%, Rate Floor: 2.55%) due 07/16/36◊,3	3,800,000	3,796,938
Carlyle US CLO
2024-4A B, 6.08% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 07/20/37◊,3	3,700,000	3,721,312
Dryden XXVI Senior Loan Fund
2018-26A CR, 6.43% (3 Month Term SOFR + 2.11%, Rate Floor: 0.00%) due 04/15/29◊,3	3,500,000	3,506,568
Ares XXVII CLO Ltd.
2024-2A CR3, 6.16% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/28/34◊,3	2,800,000	2,807,248
Allegro CLO VII Ltd.
2024-1A CR, 6.32% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 06/13/31◊,3	2,500,000	2,503,500
Sound Point CLO XXXI Ltd.
2021-3A B, 6.23% (3 Month Term SOFR + 1.91%, Rate Floor: 1.65%) due 10/25/34◊,3	2,200,000	2,204,796
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 5.86% (3 Month Term SOFR + 1.53%, Rate Floor: 1.27%) due 04/20/30◊,3	541,465	542,563
Voya CLO Ltd.
2013-1A INC, due 10/15/30[3,13]	10,575,071	359,552
Great Lakes CLO Ltd.
2014-1A SUB, due 10/15/29[3,13]	461,538	215,478
Carlyle Global Market Strategies CLO Ltd.
2012-3A SUB, due 01/14/32[3,13]	8,920,000	44,154
Treman Park CLO Ltd.
2015-1A SUB, due 10/20/28[3,13]	6,859,005	19,274
Venture XIII CLO Ltd.
2013-13A SUB, due 09/10/29[3,13]	3,700,000	370
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[9,13]	1,500,000	150
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[3,13]	1,300,000	130
Total Collateralized Loan Obligations		2,747,514,731

Financial - 2.6%
Station Place Securitization Trust
2025-SP1, 5.57% (1 Month Term SOFR + 1.30%, Rate Floor: 0.00%) due 07/02/26◊,†††,3	50,725,000	50,725,000
2024-SP2, 5.87% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 07/12/26◊,†††,3	50,500,000	50,500,000
2024-SP4, 5.45% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,3	34,275,000	34,275,000
2025-SP2, 5.31% (1 Month Term SOFR + 1.15%, Rate Floor: 1.15%) due 09/25/26◊,†††,3	31,800,000	31,800,000
2024-SP3, 5.45% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,3	17,125,000	17,125,000
KKR Core Holding Company LLC
4.00% due 08/12/31†††	72,603,415	67,422,928
HV Eight LLC
5.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/31/27◊,†††	EUR 49,437,382	57,891,894
Thunderbird A
5.50% due 03/01/37†††	57,700,000	54,536,985

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 225

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
Lightning A
5.50% due 03/01/37†††	57,700,000	$54,536,985
LVNV Funding LLC
7.80% due 11/05/28†††	39,400,000	41,360,600
6.84% due 06/12/29†††	11,400,000	11,685,472
Strategic Partners Fund VIII, LP
6.92% (1 Month Term SOFR + 2.60%, Rate Floor: 0.00%) due 03/10/26◊,†††	43,769,497	43,538,458
Ceamer Finance LLC
6.79% due 11/15/39†††	27,460,445	28,219,017
3.69% due 03/24/31†††	9,695,146	9,364,344
6.92% due 11/15/37†††	5,715,001	5,923,325
Project Onyx I
6.89% (3 Month Term SOFR + 2.60%, Rate Floor: 0.00%) due 01/26/27◊,†††	42,003,015	41,848,570
Obsidian Issuer LLC
2025-1A, 6.93% due 05/15/55†††,3	36,500,000	36,500,000
HarbourVest Partners LLC
6.57% (3 Month Term SOFR + 2.55%, Rate Floor: 2.55%) due 09/15/30◊	30,410,000	30,410,000
Metis Issuer, LLC
6.89% due 05/15/55†††	29,900,000	29,453,192
Project Onyx
6.89% (3 Month Term SOFR + 2.60%, Rate Floor: 0.00%) due 06/26/30◊,†††	19,837,936	19,764,992
7.09% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/28◊,†††	3,071,588	3,061,775
Endo Luxembourg Finance Co I SARL / Endo US, Inc.
7.40% due 09/30/45†††	15,650,000	16,300,199
Project Onyx II
7.09% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	11,036,153	11,000,895
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††	9,763,594	9,713,230
Akso Health Group
7.27% due 12/31/44†††	8,347,759	8,606,697
Nassau LLC
2019-1, 3.98% due 08/15/34[9]	5,870,295	5,590,925
Industrial DPR Funding Ltd.
2016-1A, 5.24% due 04/15/26†††,3	501,466	497,416
Total Financial		771,652,899

Transport-Aircraft - 2.3%
AASET Trust
2024-1A, 6.26% due 05/16/49[3]	47,350,410	48,882,376
2024-2A, 5.93% due 09/16/49[3]	47,848,364	48,791,622
2025-2A, 5.52% due 02/16/50[3]	32,748,608	33,083,400
2021-1A, 2.95% due 11/16/41[3]	34,243,132	32,830,141
2021-2A, 2.80% due 01/15/47[3]	29,288,427	27,598,016
2025-1A, 5.94% due 02/16/50[3]	12,486,515	12,756,775
2020-1A, 3.35% due 01/16/40[3]	6,112,992	6,014,869
2019-2, 3.38% due 10/16/39[3]	225,391	223,141
Castlelake Aircraft Structured Trust
2025-2A, 5.47% due 08/15/50[3]	46,694,865	47,016,798
2025-1A, 5.78% due 02/15/50[3]	22,662,691	23,012,021
2021-1A, 3.47% due 01/15/46[3]	6,131,262	6,093,460
Slam Ltd.
2024-1A, 5.34% due 09/15/49[3]	32,982,595	33,233,524
2025-1A, 5.81% due 05/15/50[3]	26,066,052	26,733,189
2021-1A, 2.43% due 06/15/46[3]	14,244,353	13,435,477
2021-1A, 3.42% due 06/15/46[3]	1,099,950	1,043,931
Navigator Aviation Ltd.
2024-1, 5.40% due 08/15/49[3]	45,069,938	45,101,744
2025-1, 5.11% due 10/15/50[3]	21,000,000	21,067,032
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[3]	49,246,461	46,710,164
Next10, Inc.
6.73% due 12/15/30†††	43,414,409	44,503,171
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[3]	33,757,457	31,891,321
Gilead Aviation LLC
2025-1A, 5.79% due 03/15/50[3]	28,528,841	29,112,444
ALTDE Trust
2025-1A, 5.90% due 08/15/50[3]	26,309,703	26,926,184
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[3]	18,333,791	17,513,537
Sprite Ltd.
2021-1, 3.75% due 11/15/46[3]	13,150,830	12,782,846
WAVE LLC
2019-1, 3.60% due 09/15/44[3]	11,322,226	10,941,346
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[3]	9,716,654	9,644,071
MAPS Trust
2021-1A, 2.52% due 06/15/46[3]	8,608,814	8,233,353
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[3]	3,740,237	3,691,606
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[3]	2,656,410	2,616,609
2017-1, 4.58% due 02/15/42[3]	232,632	231,934
Total Transport-Aircraft		671,716,102

Infrastructure - 2.1%
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54[3]	52,900,000	53,167,071
2025-1A, 5.04% due 03/25/55[3]	35,700,000	35,368,579
2024-1A, 6.28% due 03/25/54[3]	9,550,000	9,735,780
Stack Infrastructure Issuer LLC
2025-1A, 5.00% due 05/25/50[3]	37,950,000	37,791,870
2023-3A, 5.90% due 10/25/48[3]	31,313,000	31,614,723
2024-1A, 5.90% due 03/25/49[3]	16,250,000	16,516,862
2023-2A, 5.90% due 07/25/48[3]	6,000,000	6,049,691
2023-1A, 5.90% due 03/25/48[3]	6,000,000	6,024,564
QTS Issuer ABS I LLC
2025-1A, 5.44% due 05/25/55[3]	76,175,000	77,801,115
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[3]	40,900,000	40,226,520
2024-1A, 5.59% due 05/15/54[3]	28,950,000	29,120,880
2024-1A, 6.64% due 05/15/54[3]	3,950,000	3,995,700
Hotwire Funding LLC
2023-1A, 8.84% due 05/20/53[3]	31,200,000	32,120,843
2024-1A, 5.89% due 06/20/54[3]	22,750,000	23,134,862
2021-1, 2.31% due 11/20/51[3]	5,350,000	5,214,371
2024-1A, 9.19% due 06/20/54[3]	3,860,000	4,042,526

226 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
2021-1, 2.66% due 11/20/51[3]	4,025,000	$3,914,304
2024-1A, 6.67% due 06/20/54[3]	3,150,000	3,220,587
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[3]	47,980,000	46,832,179
2023-1A, 6.00% due 08/17/48[3]	2,600,000	2,627,037
2023-2A, 6.50% due 11/16/48[3]	1,345,000	1,370,165
Vantage Data Centers LLC
2025-1A, 5.13% due 08/15/55[3]	41,150,000	41,358,412
Vantage Data Centers Issuer LLC
2024-1A, 5.10% due 09/15/54[3]	30,550,000	30,615,750
SBA Tower Trust
4.83% due 10/15/29[3]	22,150,000	22,293,073
6.60% due 01/15/28[3]	3,800,000	3,901,769
QTS Issuer ABS II LLC
2025-1A, 5.04% due 10/05/55[3]	23,550,000	23,470,425
Blue Stream Issuer LLC
2023-1A, 5.40% due 05/20/53[3]	6,625,000	6,668,326
2024-1A, 5.41% due 11/20/54[3]	5,100,000	5,158,215
Compass Datacenters Issuer II LLC
2025-1A, 5.32% due 05/25/50[3]	9,669,000	9,789,890
ALLO Issuer LLC
2025-1A, 5.53% due 04/20/55[3]	8,150,000	8,269,602
2024-1A, 5.94% due 07/20/54[3]	1,000,000	1,018,874
Total Infrastructure		622,434,565

Whole Business - 1.7%
Subway Funding LLC
2024-3A, 5.91% due 07/30/54[3]	35,928,500	35,786,431
2024-1A, 6.51% due 07/30/54[3]	28,335,875	29,577,768
2024-1A, 6.27% due 07/30/54[3]	18,758,250	19,240,755
2024-1A, 6.03% due 07/30/54[3]	9,428,750	9,558,917
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[3]	43,286,660	40,784,323
2024-1A, 6.17% due 01/25/54[3]	22,773,200	23,530,577
2022-1A, 3.13% due 01/25/52[3]	22,677,500	21,506,513
2019-1A, 3.88% due 10/25/49[3]	6,461,780	6,399,181
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[3]	93,416,350	90,208,946
Sonic Capital LLC
2021-1A, 2.64% due 08/20/51[3]	18,783,360	16,208,419
2020-1A, 3.85% due 01/20/50[3]	12,043,976	11,869,698
2021-1A, 2.19% due 08/20/51[3]	9,882,240	9,134,208
2020-1A, 4.34% due 01/20/50[3]	6,914,679	6,685,395
Taco Bell Funding LLC
2025-1A, 5.05% due 08/25/55[3]	24,050,000	24,107,071
2025-1A, 4.82% due 08/25/55[3]	19,400,000	19,440,527
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[3]	25,117,500	24,248,465
2024-1A, 5.86% due 12/05/54[3]	12,000,000	12,418,259
2022-1A, 3.73% due 03/05/52[3]	1,191,000	1,153,960
ServiceMaster Funding LLC
2020-1, 3.34% due 01/30/51[3]	27,632,177	24,480,415
2020-1, 2.84% due 01/30/51[3]	9,192,008	8,661,017
Five Guys Holdings, Inc.
2023-1A, 7.55% due 01/26/54[3]	25,254,163	26,267,519
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[3]	15,745,000	15,688,603
Wendy’s Funding LLC
2019-1A, 3.78% due 06/15/49[3]	11,938,470	11,867,090
Domino’s Pizza Master Issuer LLC
2017-1A, 4.12% due 07/25/47[3]	7,802,000	7,750,139
Total Whole Business		496,574,196

Single Family Residence - 0.9%
Tricon Residential Trust
2023-SFR2, 5.00% due 12/17/40[3]	31,239,000	31,224,208
2024-SFR4, 4.65% due 11/17/41[3]	10,775,000	10,677,437
2024-SFR3, 5.00% due 08/17/41[3]	10,500,000	10,477,086
2024-SFR2, 4.75% due 06/17/40[3]	9,980,660	10,011,984
2024-SFR3, 5.25% due 08/17/41[3]	9,550,000	9,526,583
2024-SFR2, 5.90% due 06/17/40[3]	9,215,000	9,407,866
2024-SFR2, 5.70% due 06/17/40[3]	7,950,000	8,104,769
2021-SFR1, 2.59% due 07/17/38[3]	7,000,000	6,873,131
2024-SFR1, 4.75% due 04/17/41[3]	3,600,000	3,586,166
FirstKey Homes Trust
2020-SFR2, 4.50% due 10/19/37[3]	21,640,000	21,553,589
2020-SFR2, 4.00% due 10/19/37[3]	20,340,000	20,255,253
2020-SFR2, 3.37% due 10/19/37[3]	13,010,000	12,952,051
2021-SFR1, 2.19% due 08/17/38[3]	13,174,000	12,850,796
Home Partners of America Trust
2021-2, 2.65% due 12/17/26[3]	46,295,664	44,871,332
2021-3, 2.80% due 01/17/41[3]	14,977,179	14,020,479
STAR Trust
2025-SFR6, 5.55% (1 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 08/17/42◊,3	28,150,000	28,208,698
2025-SFR6, 5.80% (1 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 08/17/42◊,3	6,850,000	6,854,281
Invitation Homes Trust
2024-SFR1, 4.00% due 09/17/41[3]	13,100,000	12,709,193
Total Single Family Residence		274,164,902

Net Lease - 0.8%
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[3]	21,768,638	21,224,108
2024-2A, 5.25% due 05/15/54[3]	13,963,333	13,901,886
2024-3A, 4.55% due 10/15/54[3]	9,726,875	9,348,143
2024-2A, 4.90% due 05/15/54[3]	3,313,333	3,309,846
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[3]	26,090,665	25,822,990
2016-1A, 4.32% due 10/20/46[3]	10,341,534	10,197,865
CF Hippolyta Issuer LLC
2022-1A, 6.11% due 08/15/62[3]	20,181,670	19,323,051
2020-1, 2.28% due 07/15/60[3]	10,075,718	7,019,179
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[3]	19,837,058	18,705,993
2020-1A, 3.25% due 02/15/50[3]	3,361,961	3,121,074
CMFT Net Lease Master Issuer LLC
2021-1, 2.91% due 07/20/51[3]	10,050,000	9,324,664
2021-1, 3.04% due 07/20/51[3]	5,050,000	4,376,914
2021-1, 3.44% due 07/20/51[3]	3,215,000	2,792,617
2021-1, 2.51% due 07/20/51[3]	3,000,000	2,770,612

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 227

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
STORE Master Funding LLC
2021-1A, 2.96% due 06/20/51[3]	12,528,000	$10,696,944
2025-1A, 5.17% due 10/20/55[3]	4,850,000	4,856,432
2021-1A, 3.70% due 06/20/51[3]	3,506,861	3,098,489
SVC ABS LLC
2023-1A, 5.15% due 02/20/53[3]	15,151,729	15,068,948
2023-1A, 5.55% due 02/20/53[3]	3,477,396	3,417,505
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 2.26% due 11/20/50[3]	14,862,500	13,121,758
Tenet Equity Funding LLC
2024-1A, 5.49% due 10/20/54[3]	10,027,645	10,107,065
New Economy Assets Phase 1 Sponsor LLC
2021-1, 2.41% due 10/20/61[3]	10,000,000	6,641,468
Store Master Funding I-VII XIV XIX XX XXIV XXII
2024-1A, 5.69% due 05/20/54[3]	5,957,500	6,034,648
CARS-DB5, LP
2021-1A, 2.76% due 08/15/51[3]	6,510,625	5,506,385
CARS-DB7, LP
2023-1A, 5.75% due 09/15/53[3]	4,265,625	4,300,315
CF Hippolyta LLC
2020-1, 2.60% due 07/15/60[3]	4,312,872	2,961,404
Store Master Funding I-VII
2018-1A, 4.74% due 10/20/48[3]	2,780,163	2,736,276
Total Net Lease		239,786,579

Insurance - 0.7%
Dogwood State Bank
6.45% due 06/24/32†††	106,598,766	107,209,597
Obra Longevity
8.48% due 06/30/39†††	67,000,000	70,470,074
CHEST
7.13% due 03/23/43†††	17,190,000	18,021,844
JGWPT XXIII LLC
2011-1A, 4.70% due 10/15/56[3]	1,755,135	1,739,487
JGWPT XXIV LLC
2011-2A, 4.94% due 09/15/56[3]	1,294,045	1,278,931
321 Henderson Receivables VI LLC
2010-1A, 5.56% due 07/15/59[3]	292,824	294,764
VICOF 2
4.00% due 02/22/30†††	265,755	264,232
SPSS
5.14% due 11/15/52†††,9	123,056	113,979
Total Insurance		199,392,908

Transport-Container - 0.4%
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[3]	30,411,842	29,256,597
2021-2A, 2.23% due 04/20/46[3]	2,101,667	1,970,939
TIF Funding III LLC
2024-1A, 5.48% due 04/20/49[3]	29,553,750	29,645,293
Triton Container Finance IX LLC
2025-1A, 5.43% due 06/20/50[3]	20,625,250	20,876,088
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[3]	20,866,600	18,749,992
MC Ltd.
2021-1, 2.63% due 11/05/35[3]	7,453,503	7,054,702
CLI Funding IX LLC
2025-1A, 5.35% due 06/20/50[3]	4,580,542	4,643,328
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[3]	2,036,089	1,881,316
Total Transport-Container		114,078,255

Collateralized Debt Obligations - 0.4%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[3]	111,754,127	105,717,806
Anchorage Credit Funding 13 Ltd.
2021-13A A2, 2.80% due 07/27/39[3]	2,700,000	2,572,321
2021-13A C2, 3.65% due 07/27/39[3]	1,950,000	1,793,240
Total Collateralized Debt Obligations		110,083,367

Unsecured Consumer Loans - 0.2%
Service Experts Issuer LLC
2024-1A, 6.39% due 11/20/35[3]	16,998,011	17,383,233
2025-1A, 5.38% due 01/20/37[3]	14,824,579	14,875,597
Foundation Finance Trust
2024-2A, 4.93% due 03/15/50[3]	7,419,068	7,434,168
2025-1A, 5.55% due 04/15/50[3]	3,650,000	3,688,860
UPX HIL Issuer Trust
2025-1, 5.16% due 01/25/47[3]	9,774,168	9,815,820
Stream Innovations Issuer Trust
2024-2A, 5.21% due 02/15/45[3]	6,250,555	6,330,466
GreenSky Home Improvement Issuer Trust
2024-2, 5.26% due 10/27/59[3]	2,700,000	2,726,504
Total Unsecured Consumer Loans		62,254,648

Automotive - 0.1%
Avis Budget Rental Car Funding AESOP LLC
2023-8A, 6.66% due 02/20/30[3]	15,350,000	16,289,489
2023-8A, 6.02% due 02/20/30[3]	11,000,000	11,548,636
2024-3A, 5.58% due 12/20/30[3]	8,250,000	8,504,866
2025-2A, 5.51% due 08/20/31[3]	4,950,000	5,094,865
Total Automotive		41,437,856

Total Asset-Backed Securities
(Cost $6,365,053,418)		6,351,091,008

U.S. GOVERNMENT SECURITIES†† - 14.5%
U.S. Treasury Inflation Indexed Bonds
2.13% due 01/15/35	614,676,031	632,745,013
1.88% due 07/15/35	473,095,995	476,902,571
2.13% due 04/15/29	318,553,737	328,790,498
1.63% due 10/15/29	263,841,340	269,046,912
1.25% due 04/15/28	145,980,573	146,531,132
1.38% due 07/15/33	29,749,731	29,288,093
U.S. Treasury Bonds
4.38% due 11/15/39[14]	481,310,000	477,399,356
due 05/15/51[6,15]	1,576,540,000	456,768,979
due 05/15/44[7,15]	398,930,000	159,567,320
due 08/15/54[6,15]	615,170,000	155,798,219
due 02/15/54[6,15]	428,590,000	110,845,297

228 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
due 02/15/46[7,15]	290,070,000	$106,035,457
due 11/15/51[6,15]	275,000,000	78,057,364
due 02/15/51[6,15]	235,000,000	68,932,776
due 11/15/44[7,15]	75,000,000	29,235,244
U.S. Treasury Notes
4.13% due 11/30/29	265,300,000	269,569,672
4.25% due 02/28/31	197,000,000	201,432,500
4.25% due 05/15/35	192,162,000	193,933,493
4.63% due 02/15/35	58,500,000	60,794,297
3.63% due 08/31/30	10,024,000	9,972,314
3.63% due 08/31/29	8,450,000	8,429,535
3.88% due 07/31/30	4,203,000	4,228,284
4.00% due 05/31/30	1,997,400	2,020,807
3.63% due 03/31/28	1,531,000	1,531,419
Total U.S. Government Securities
(Cost $4,480,404,820)		4,277,856,552

SENIOR FLOATING RATE INTERESTS††,◊ - 4.9%
Financial - 1.4%
Higginbotham Insurance Agency, Inc.
8.67% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 11/24/28†††	49,348,160	49,052,994
8.91% (1 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 11/24/28†††	4,556,295	4,529,042
QTS Good News Facility
7.09% (SOFR + 2.75%, Rate Floor: 0.00%) due 10/09/28◊,†††	49,925,000	49,916,843
Jane Street Group LLC
6.20% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/15/31	44,817,279	44,443,951
Citadel Securities, LP
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	42,355,369	42,424,408
Kroll, Inc.
9.81% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) (in-kind rate was 2.75%) due 09/12/32[16]	29,050,000	28,936,523
Asurion LLC
8.41% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 09/19/30	23,839,200	23,738,599
Cegid Group
4.78% (3 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 01/31/30	EUR 18,950,000	22,285,164
CPI Holdco B LLC
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/17/31	20,888,626	20,862,515
HighTower Holding LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 02/03/32	20,391,804	20,353,672
Eagle Point Holdings Borrower, LLC
8.06% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 03/31/28†††	19,921,530	19,921,530
4.75% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 03/31/28	5,043,838	5,043,838
Cliffwater LLC
9.31% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 04/22/32†††	19,524,960	19,463,516
Eisner Advisory Group
8.16% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/28/31	16,654,079	16,742,512
Galaxy Bidco Ltd.
6.04% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 12/19/29	EUR 13,250,000	15,641,099
Focus Financial Partners LLC
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/15/31	14,411,100	14,412,541
Amwins Group, Inc.
6.25% (3 Month Term SOFR + 2.25%, Rate Floor: 3.00%) due 01/30/32	7,245,250	7,240,468
Corpay, Inc.
5.91% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/28/28	4,664,750	4,656,027
Worldpay
6.00% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/31/31	3,918,074	3,919,719
Starwood Property Mortgage LLC
due 08/14/32	3,600,000	3,602,268
Virtu Financial
6.66% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 06/21/31	2,670,000	2,670,000
Ardonagh Midco 3 plc
6.94% ((3 Month Term SOFR + 2.75%) and (6 Month Term SOFR + 2.75%), Rate Floor: 2.75%) due 02/18/31	1,393,009	1,384,888
Total Financial		421,242,117

Consumer, Cyclical - 1.2%
Grant Thornton Advisors LLC
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 05/30/31	21,290,000	21,241,033
due 09/11/32	EUR 12,075,000	14,186,282
Peer Holding III BV
6.50% (6 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 07/01/31	18,847,575	18,851,533
due 09/25/32	6,750,000	6,750,000
5.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 11/26/31	EUR 4,300,000	5,062,245
4.75% (3 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 07/01/31	EUR 2,000,000	2,352,090
due 09/25/32	EUR 1,800,000	2,116,310
MB2 Dental Solutions LLC
9.66% (1 Month Term SOFR + 5.50%, Rate Floor: 6.25%) due 02/13/31†††	25,599,450	25,501,138
Prime Security Services Borrower LLC
6.00% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 03/08/32	20,577,174	20,368,109
6.13% (6 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/13/30	4,966,294	4,951,097

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 229

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
Allwyn Entertainment Financing US LLC
6.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 06/11/31	19,056,360	$19,008,719
4.91% (1 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 03/19/32	EUR 5,000,000	5,876,526
Betclic Everest Group SAS
6.09% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 12/09/31	EUR 18,200,000	21,505,108
Clarios Global, LP
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/28/32	11,750,000	11,746,357
5.16% (1 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 01/28/32	EUR 4,350,000	5,128,362
4.91% (1 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 07/16/31	EUR 2,850,870	3,355,664
Restaurant Brands
5.91% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 09/20/30	19,601,379	19,519,641
Tripadvisor, Inc.
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/08/31	19,814,764	19,335,841
Life Time, Inc.
6.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/05/31	17,925,000	17,895,065
Pacific Bells LLC
7.75% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/13/28	14,278,179	14,325,726
FR Refuel LLC
9.03% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 11/08/28	12,064,559	11,943,913
PCI Gaming Authority, Inc.
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/18/31	11,225,210	11,196,249
PHM Group Holding OY
5.46% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 04/22/32	EUR 9,100,000	10,700,835
Entain Holdings (Gibraltar) Ltd.
5.29% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 06/30/28	EUR 7,800,000	9,216,475
Wyndham Hotels & Resorts, Inc.
5.91% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 05/24/30	7,524,750	7,546,271
B&B Hotels
5.66% (1 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/21/31	EUR 4,250,000	4,981,872
Scientific Games Corp.
7.29% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 04/04/29	4,950,000	4,906,093
Entain Holdings Ltd.
due 07/30/32	4,875,000	4,865,445
Caesars Entertainment, Inc.
6.41% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 02/06/30	4,685,030	4,669,148
Blue Ribbon LLC
12.09% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) (in-kind rate was 4.00%) due 05/08/28†††,16	4,554,033	4,485,723
Seaworld Parks & Entertainment, Inc.
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 12/04/31	4,455,000	4,443,862
Go Daddy Operating Company LLC
5.91% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 05/30/31	4,216,625	4,208,909
Alterra Mountain Co.
6.66% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/31/30	3,425,000	3,427,158
Weight Watchers International, Inc.
10.80% (3 Month Term SOFR + 6.80%, Rate Floor: 7.30%) due 06/24/30	3,749,221	3,393,045
Zephyr Bidco Ltd.
due 07/31/28	GBP 2,400,000	3,227,846
MX Holdings US, Inc.
6.41% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/19/32	2,812,950	2,812,950
Valvoline, Inc.
due 03/19/32	2,300,000	2,306,716
Station Casinos LLC
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/14/31	2,167,000	2,166,220
Frontdoor, Inc.
6.41% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 12/19/31	2,084,250	2,089,461
Upbound Group, Inc.
6.88% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 08/12/32	454,940	453,802
Total Consumer, Cyclical		362,118,839

Industrial - 0.8%
Hunter Douglas, Inc.
7.25% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/17/32	14,282,075	14,282,075
5.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 01/17/32	EUR 12,000,000	14,104,368
Quikrete Holdings, Inc.
6.41% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 04/14/31	11,751,260	11,744,561
6.41% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/10/32	8,303,275	8,297,629
6.41% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/19/29	6,514,123	6,515,816
EMRLD Borrower, LP
6.45% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 05/31/30	18,196,595	18,134,908
6.12% (6 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 08/04/31	7,742,195	7,704,955
Clean Harbors, Inc.
5.91% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 10/10/28	21,792,765	21,792,765

230 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
Capstone Acquisition Holdings, Inc.
8.76% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 11/12/29†††	20,879,932	$20,784,684
United Airlines, Inc.
6.20% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 02/22/31	17,186,023	17,214,723
Red SPV LLC
6.39% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/15/32	17,157,000	17,117,710
Genesee & Wyoming, Inc.
5.75% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/10/31	15,048,000	14,983,595
AS Mileage Plan Ltd.
6.00% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 10/15/31	11,314,500	11,328,643
Savage Enterprises LLC
6.75% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 08/05/32	9,975,000	9,976,796
Brown Group Holding LLC
6.66% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 07/01/31	4,920,779	4,922,846
6.99% ((1 Month Term SOFR + 2.75%) and (3 Month Term SOFR + 2.75%), Rate Floor: 3.25%) due 07/01/31	4,422,501	4,429,710
StandardAero
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	7,870,525	7,870,131
TransDigm, Inc.
6.50% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/19/32	4,801,500	4,798,187
Dispatch Terra Acquisition LLC
8.40% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/27/28	3,728,167	3,634,180
Air Canada
6.17% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/21/31	3,398,869	3,394,620
Fugue Finance LLC
6.95% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/09/32	2,992,500	2,996,779
Knife River Corp.
6.12% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/08/32	2,512,375	2,514,737
Hillman Group, Inc.
6.14% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 07/14/28	1,524,937	1,523,855
Merlin Buyer, Inc.
8.00% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/14/28	604,942	606,454
API Heat Transfer Thermasys Corp.
12.30% (3 Month Term SOFR + 8.00%, Rate Floor: 11.00%) due 11/12/27†††	19,962	19,962
9.30% (3 Month Term SOFR + 5.00%, Rate Floor: 8.00%) due 11/12/27†††	11,554	11,554
Total Industrial		230,706,243

Technology - 0.5%
Polaris Newco LLC
9.22% (1 Month GBP SONIA + 5.25%, Rate Floor: 5.25%) due 06/02/28	GBP 21,785,265	26,955,798
6.03% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 06/02/28	EUR 4,948,454	5,402,682
Visma AS
5.80% (6 Month EURIBOR + 3.70%, Rate Floor: 3.70%) due 12/05/28†††	EUR 23,750,000	27,958,402
Total Webhosting Solutions BV
5.91% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 11/06/31	EUR 21,200,000	24,902,034
Gen Digital, Inc.
5.91% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/16/32	13,600,000	13,535,400
5.91% (1 Month Term SOFR + 1.75%, Rate Floor: 2.25%) due 09/12/29	10,546,828	10,513,922
WEX, Inc.
5.91% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 03/05/32	17,412,500	17,330,835
Datix Bidco Ltd.
9.21% (6 Month GBP SONIA + 5.00%, Rate Floor: 5.00%) due 04/30/31†††	GBP 10,570,675	14,216,877
9.29% (6 Month Term SOFR + 5.00%, Rate Floor: 5.50%) due 04/30/31†††	2,613,869	2,613,869
Modena Buyer LLC
8.81% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31	11,314,500	11,160,962
Waystar Technologies, Inc.
due 10/22/29	767,888	767,566
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/22/29	256,464	256,356
CCC Intelligent Solutions, Inc.
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 01/23/32	347,375	346,833
Total Technology		155,961,536

Consumer, Non-cyclical - 0.4%
Nidda Healthcare Holding GmbH
5.53% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 02/21/30	EUR 24,166,306	28,423,787
Quirch Foods Holdings LLC
9.05% (3 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 10/27/27	28,080,936	27,490,113
Froneri US, Inc.
6.20% (6 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 09/30/31	23,596,425	23,404,822
Women’s Care Holdings, Inc.
8.91% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/15/28	15,394,166	13,970,205
Hanger, Inc.
7.66% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/23/31	9,052,656	9,066,234
Reynolds Consumer Products LLC
5.91% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 03/04/32	8,454,221	8,466,902

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 231

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
Blue Ribbon LLC
10.55% (3 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 05/08/28	12,065,625	$7,396,228
HAH Group Holding Co. LLC
9.16% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31	2,386,077	2,142,244
CHG PPC Parent LLC
7.28% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 12/08/28	1,520,046	1,521,004
Elanco Animal Health, Inc.
6.13% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/01/27	1,009,521	1,008,179
Medline Borrower LP
6.16% (3 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 10/23/30	868,625	868,087
Energizer Holdings, Inc.
6.14% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/13/32	554,893	554,660
Total Consumer, Non-cyclical		124,312,465

Communications - 0.2%
Speedster Bidco GmbH
5.62% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/10/31	EUR 10,200,000	12,037,341
7.24% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 12/10/31	9,920,212	9,926,462
Authentic Brands
6.41% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/11/32	19,702,247	19,661,266
SBA Senior Finance II LLC
5.92% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 01/25/31	13,364,322	13,403,746
MasOrange Finco plc
4.56% (6 Month EURIBOR + 2.50%, Rate Floor: 2.50%) due 03/20/31	EUR 10,000,000	11,730,038
Level 3 Financing, Inc.
8.42% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/29/32	5,680,000	5,680,000
Xplore, Inc.
6.00% (1 Month Term SOFR + 1.61%, Rate Floor: 1.61%) due 10/24/31	1,423,884	972,983
9.28% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) (in-kind rate was 3.50%) due 10/23/29[16]	408,001	383,521
UPC Financing Partnership
6.69% (6 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/29/32	1,300,000	1,295,359
Zayo Group Holdings, Inc.
7.43% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27	1,209,164	1,190,277
Total Communications		76,280,993

Energy - 0.2%
Colonial Pipeline
6.06% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 07/30/32	23,500,000	23,349,365
ITT Holdings LLC
6.64% (1 Month Term SOFR + 2.48%, Rate Floor: 2.98%) due 10/11/30	14,865,765	14,861,157
WhiteWater DBR Holdco LLC
6.31% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/03/31	4,554,086	4,556,955
Venture Global Calcasieu Pass LLC
7.14% (1 Month Term SOFR + 2.88%, Rate Floor: 3.88%) due 08/19/26	4,475,240	4,472,465
Total Energy		47,239,942

Basic Materials - 0.1%
Novelis Holdings, Inc.
5.75% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 03/11/32	8,358,000	8,370,286
Arsenal AIC Parent LLC
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/19/30	5,020,591	5,012,759
Trinseo Materials Operating S.C.A.
6.96% (3 Month Term SOFR + 2.50%, Rate Floor: 3.50%) due 05/03/28	10,628,250	3,044,994
GrafTech Finance, Inc.
10.16% (1 Month Term SOFR + 6.00%, Rate Floor: 8.00%) due 12/21/29	979,768	994,954
Minerals Technologies, Inc.
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/26/31	992,500	992,500
Total Basic Materials		18,415,493

Utilities - 0.1%
Calpine Construction Finance Company, LP
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/31/30	10,350,000	10,348,758
UGI Energy Services LLC
6.66% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/22/30	3,753,683	3,766,595
AL GCX Holdings LLC
6.22% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/30/32	2,084,209	2,077,706
TerraForm Power Operating LLC
6.00% (3 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 05/21/29	1,184,694	1,181,732
Total Utilities		17,374,791

Total Senior Floating Rate Interests
(Cost $1,445,676,390)		1,453,652,419

FEDERAL AGENCY BONDS†† - 1.0%
Tennessee Valley Authority
4.25% due 09/15/65	139,137,000	115,035,828
5.25% due 02/01/55	88,828,000	88,727,624
4.63% due 09/15/60	60,988,000	54,670,436
5.38% due 04/01/56	9,283,000	9,434,239
due 09/15/53[7,15]	1,612,000	357,849

232 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
due 09/15/55[7,15]	1,612,000	$320,383
due 09/15/56[7,15]	1,612,000	301,737
due 03/15/57[7,15]	1,612,000	293,679
due 09/15/57[7,15]	1,612,000	285,837
due 09/15/58[7,15]	1,612,000	269,908
due 03/15/59[7,15]	1,612,000	262,688
due 09/15/59[7,15]	1,612,000	255,662
due 09/15/60[7,15]	1,612,000	242,166
due 09/15/54[7,15]	1,020,000	214,562
due 03/15/61[7,15]	1,020,000	149,133
due 09/15/61[7,15]	1,020,000	145,144
due 09/15/62[7,15]	1,020,000	137,483
due 03/15/63[7,15]	1,020,000	133,805
due 09/15/63[7,15]	1,020,000	129,745
due 09/15/64[7,15]	1,020,000	122,885
due 03/15/65[7,15]	1,020,000	119,133
due 09/15/65[7,15]	1,020,000	115,935
Tennessee Valley Authority Principal Strips
due 01/15/48[6,15]	38,804,000	11,840,381
due 12/15/42[6,15]	23,785,000	9,821,873
due 01/15/38[15]	15,800,000	8,813,287
due 09/15/39[6,15]	8,655,000	4,387,972
due 04/01/56[6,15]	11,415,000	2,196,531
due 09/15/65[6,15]	3,500,000	400,921
Federal Farm Credit Bank
3.11% due 08/05/48	1,500,000	1,088,962
2.69% due 11/29/41	350,000	256,593
2.58% due 03/15/41	350,000	256,471
2.40% due 09/16/41	350,000	247,807
1.99% due 07/30/40	300,000	205,075
2.60% due 09/06/39	250,000	190,818
2.90% due 12/09/41	220,000	165,884
2.59% due 12/30/41	180,000	130,043
2.74% due 11/01/39	144,000	111,812
2.84% due 06/01/46	140,000	95,849
2.59% due 08/24/46	140,000	91,228
3.67% due 02/26/44	70,000	58,382
Federal Home Loan Bank
2.15% due 02/25/41	350,000	241,373
2.45% due 08/16/41	270,000	192,558
3.63% due 06/22/43	100,000	83,776
Freddie Mac
2.25% due 09/15/50	360,000	204,133
Total Federal Agency Bonds
(Cost $426,705,292)		312,807,590

FOREIGN GOVERNMENT DEBT†† - 0.3%
Eagle Funding Luxco SARL
5.50% due 08/17/30[3]	35,650,000	36,169,064
Israel Government International Bond
5.38% due 03/12/29	9,800,000	10,068,293
5.63% due 02/19/35	8,750,000	9,044,840
5.38% due 02/19/30	5,250,000	5,415,212
Panama Government International Bond
4.50% due 04/16/50	22,700,000	17,051,559
Saudi Government International Bond
5.63% due 01/13/35[3]	13,900,000	14,808,313
Total Foreign Government Debt
(Cost $98,164,572)		92,557,281

MUNICIPAL BONDS†† - 0.1%
California - 0.1%
California Statewide Communities Development Authority Revenue Bonds
7.14% due 08/15/47	10,150,000	10,735,563
California Public Finance Authority Revenue Bonds
3.07% due 10/15/40	8,000,000	6,420,414
Hillsborough City School District General Obligation Unlimited
due 09/01/37[15]	1,000,000	561,557
due 09/01/39[15]	1,000,000	496,169
Oakland Redevelopment Agency Successor Agency Tax Allocation
4.00% due 09/01/39	1,100,000	984,091
Total California		19,197,794

Illinois - 0.0%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	4,550,000	4,707,219
6.63% due 02/01/35	1,400,000	1,488,554
City of Chicago Illinois General Obligation Unlimited
6.31% due 01/01/44	4,500,000	4,783,166
Total Illinois		10,978,939

Texas - 0.0%
Central Texas Turnpike System Revenue Bonds
3.03% due 08/15/41	3,150,000	2,448,931
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
3.42% due 09/01/50	2,500,000	1,805,985
Total Texas		4,254,916

Washington - 0.0%
Central Washington University Revenue Bonds
6.95% due 05/01/40	1,750,000	1,929,223

Oklahoma - 0.0%
Tulsa Airports Improvement Trust Revenue Bonds
3.10% due 06/01/45	1,000,000	748,305
Oklahoma Development Finance Authority Revenue Bonds
4.65% due 08/15/30	450,000	445,298
Total Oklahoma		1,193,603

Total Municipal Bonds
(Cost $41,327,557)		37,554,475

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 233

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Face Amount~		Value
U.S. TREASURY BILLS†† - 0.1%
U.S. Treasury Bills
3.91% due 10/30/25[17]		28,500,000	$28,406,923
Total U.S. Treasury Bills
(Cost $28,407,458)			28,406,923

REPURCHASE AGREEMENTS††,18 - 0.7%
BofA Securities, Inc.
issued 09/30/25 at 4.19% due 10/01/25		73,586,622	73,586,622
BNP Paribas
issued 09/30/25 at 4.20% due 10/01/25		64,388,294	64,388,294
J.P. Morgan Securities LLC
issued 09/30/25 at 4.20% due 10/01/25		45,991,639	45,991,639
Bank of Montreal
issued 09/30/25 at 4.18% due 10/01/25		9,198,328	9,198,328
Total Repurchase Agreements
(Cost $193,164,883)			193,164,883

	Contracts/ Notional Value
OTC OPTIONS PURCHASED†† - 0.0%
Put Options on:
Foreign Exchange Options
Goldman Sachs International Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.73	USD	70,580,000	908,780
Goldman Sachs International Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.64	USD	56,463,000	727,012
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $227,018,225)	EUR	193,207,000	330,120
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $227,018,225)	EUR	193,207,000	330,120
Goldman Sachs International Foreign Exchange USD/JPY Expiring May 2026 with strike price of $123.50	USD	22,405,000	660,235
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $289,858,400)	EUR	246,688,000	433,236
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $259,430,600)	EUR	220,792,000	371,087

UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	139,218,000	294,434
Goldman Sachs International Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $128,634,300)	EUR	109,476,000	187,054
Bank of America, N.A. Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.63	USD	12,467,000	160,524
JPMorgan Chase Bank, N.A. Foreign Exchange USD/JPY Expiring May 2026 with strike price of $123.50	USD	5,269,000	155,268
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	41,765,000	88,329
Goldman Sachs International Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	12,741,000	26,946
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $332,572,000)	EUR	283,040,000	711
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $332,572,000)	EUR	283,040,000	711
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $232,801,575)	EUR	198,129,000	584
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $109,952,975)	EUR	93,577,000	276
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $99,769,250)	EUR	84,910,000	250
BNP Paribas Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $18,105,575)	EUR	15,409,000	45
Total Foreign Exchange Options			4,675,722

Total OTC Options Purchased
(Cost $29,620,956)			4,675,722

234 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Contracts/ Notional Value		Value
OTC INTEREST RATE SWAPTIONS PURCHASED††,19 - 0.1%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50% (Notional Value $440,817,500)	USD	440,817,500	$5,563,316
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50% (Notional Value $440,817,500)	USD	440,817,500	5,563,315
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50% (Notional Value $440,817,500)	USD	440,817,500	5,563,315
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50% (Notional Value $440,817,500)	USD	440,817,500	5,563,315
Total Interest Rate Swaptions			22,253,261

Total OTC Interest Rate Swaptions Purchased
(Cost $21,181,281)			22,253,261

Total Investments - 119.5%
(Cost $36,132,324,298)			$35,331,448,611

OTC OPTIONS WRITTEN†† - (0.0)%
Put Options on:
Foreign Exchange Options
Goldman Sachs International Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	12,741,000	(1,692)
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	41,765,000	(5,544)
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	139,218,000	(18,481)
Total Foreign Exchange Options			(25,717)

Total OTC Options Written
(Premiums received $1,529,741)			(25,717)

OTC INTEREST RATE SWAPTIONS WRITTEN††,19 - (0.1)%
Call Swaptions on:
Interest Rate Swaptions
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.85% (Notional Value $135,871,875)	USD	135,871,875	(338,973)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.85% (Notional Value $135,871,875)	USD	135,871,875	(339,945)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.86% (Notional Value $135,871,875)	USD	135,871,875	(346,816)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.89% (Notional Value $135,871,875)	USD	135,871,875	(399,893)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.93% (Notional Value $135,871,875)	USD	135,871,875	(437,493)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.93% (Notional Value $135,871,875)	USD	135,871,875	(442,377)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.71% (Notional Value $135,871,875)	USD	135,871,875	(393,653)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.71% (Notional Value $135,871,875)	USD	135,871,875	(393,653)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.94% (Notional Value $135,871,875)	USD	135,871,875	(452,621)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.94% (Notional Value $135,871,875)	USD	135,871,875	(452,620)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.64% (Notional Value $190,220,625)	USD	190,220,625	(478,903)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.64% (Notional Value $190,220,625)	USD	190,220,625	(478,903)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.69% (Notional Value $217,395,000)	USD	217,395,000	(593,121)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.69% (Notional Value $217,395,000)	USD	217,395,000	(593,121)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 235

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

	Contracts/ Notional Value		Value
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00% (Notional Value $440,817,500)	USD	440,817,500	$(1,553,445)
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00% (Notional Value $440,817,500)	USD	440,817,500	(1,553,445)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00% (Notional Value $440,817,500)	USD	440,817,500	(1,553,445)
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00% (Notional Value $440,817,500)	USD	440,817,500	(1,553,445)
Total Interest Rate Swaptions			(12,355,872)

Put Swaptions on:
Interest Rate Swaptions
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.93% (Notional Value $135,871,875)	USD	135,871,875	(193,798)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.93% (Notional Value $135,871,875)	USD	135,871,875	(196,459)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.89% (Notional Value $135,871,875)	USD	135,871,875	(223,960)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.86% (Notional Value $135,871,875)	USD	135,871,875	(226,918)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.85% (Notional Value $135,871,875)	USD	135,871,875	(232,530)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.85% (Notional Value $135,871,875)	USD	135,871,875	(233,342)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.94% (Notional Value $135,871,875)	USD	135,871,875	(183,943)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.94% (Notional Value $135,871,875)	USD	135,871,875	(183,943)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.71% (Notional Value $135,871,875)	USD	135,871,875	(286,360)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.71% (Notional Value $135,871,875)	USD	135,871,875	(286,360)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.64% (Notional Value $190,220,625)	USD	190,220,625	(454,772)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.64% (Notional Value $190,220,625)	USD	190,220,625	(454,772)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.69% (Notional Value $217,395,000)	USD	217,395,000	(474,493)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.69% (Notional Value $217,395,000)	USD	217,395,000	(474,493)
Total Interest Rate Swaptions			(4,106,143)

Total OTC Interest Rate Swaptions Written
(Premiums received $23,936,314)			(16,462,015)
Other Assets & Liabilities, net - (19.4)%			(5,739,365,693)
Total Net Assets - 100.0%			$29,575,595,186

236 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	ICE	CDX.NA.IG.45.V1	1.00%	Quarterly	12/20/30	$591,600,000	$(13,390,257)	$(13,547,530)	$157,273
BofA Securities, Inc.	ICE	CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	295,350,000	(23,609,836)	(22,309,871)	(1,299,965)
							$(37,000,093)	$(35,857,401)	$(1,142,692)

OTC Credit Default Swap Agreements Protection Purchased††
Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (15-25%)	5.00%	Quarterly	12/20/29	$44,055,000	$(3,771,686)	$(2,361,422)	$(1,410,264)
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (25-35%)	5.00%	Quarterly	12/20/29	44,055,000	(6,844,721)	(5,641,244)	(1,203,477)
						$(10,616,407)	$(8,002,666)	$(2,613,741)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.09%	Annually	12/23/29	$584,523,266	$16,901,718	$2,727	$16,898,991
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.48%	Annually	11/02/33	214,640,000	14,134,222	1,432	14,132,790
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.76%	Annually	02/06/29	650,000,000	8,571,771	2,159	8,569,612
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.80%	Annually	04/01/32	175,000,000	3,416,333	1,191	3,415,142
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.59%	Annually	01/02/28	660,000,000	3,080,048	1,837	3,078,211
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.99%	Annually	10/11/25	1,337,210,000	337,405	50	337,355
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.40%	Annually	04/04/28	900,000,000	296,307	2,176	294,131
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	803,000,000	(9,373,250)	1,333	(9,374,583)
								$37,364,554	$12,905	$37,351,649

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 237

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
JPMorgan Chase Bank, N.A.	iShares iBoxx $ Investment Grade Corporate Bond ETF	Pay	3.42% (Federal Funds Rate - 0.67%)	At Maturity	11/05/25	1,221,859	$136,200,623	$1,954,974

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	GBP	Sell	43,920,000	59,657,985 USD	10/17/25	$583,088
Morgan Stanley Capital Services LLC	EUR	Sell	347,816,000	408,961,705 USD	10/17/25	136,851
Morgan Stanley Capital Services LLC	CAD	Sell	291,000	210,786 USD	10/17/25	1,424
Toronto-Dominion Bank	EUR	Sell	988,000	1,161,830 USD	10/15/25	680
Morgan Stanley Capital Services LLC	EUR	Sell	2,363,000	2,774,254 USD	10/15/25	(2,868)
Barclays Bank plc	EUR	Sell	1,193,000	1,392,725 USD	10/15/25	(9,352)
Toronto-Dominion Bank	EUR	Buy	2,830,000	3,340,317 USD	10/17/25	(13,920)
Nomura Global Financial Products, Inc.	EUR	Buy	8,000,000	9,453,234 USD	10/17/25	(49,989)
						$645,914

OTC Interest Rate Swaptions Purchased
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	$440,817,500	$5,563,316
BNP Paribas 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	440,817,500	5,563,315
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	440,817,500	5,563,315
BNP Paribas 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	440,817,500	5,563,315
								$22,253,261

OTC Interest Rate Swaptions Written
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
BNP Paribas 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.85%	02/13/26	2.85%	$135,871,875	$(338,973)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.85%	02/13/26	2.85%	135,871,875	(339,945)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.86%	02/13/26	2.86%	135,871,875	(346,816)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.71%	08/19/26	2.71%	135,871,875	(393,653)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.71%	08/19/26	2.71%	135,871,875	(393,653)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.89%	02/20/26	2.89%	135,871,875	(399,893)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.93%	02/19/26	2.93%	135,871,875	(437,493)

238 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

OTC Interest Rate Swaptions Written (concluded)
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.93%	02/19/26	2.93%	$135,871,875	$(442,377)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.94%	02/18/26	2.94%	135,871,875	(452,621)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.94%	02/18/26	2.94%	135,871,875	(452,620)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.64%	08/13/26	2.64%	190,220,625	(478,903)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.64%	08/13/26	2.64%	190,220,625	(478,903)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.69%	08/14/26	2.69%	217,395,000	(593,121)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.69%	08/14/26	2.69%	217,395,000	(593,121)
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	440,817,500	(1,553,445)
BNP Paribas 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	440,817,500	(1,553,445)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	440,817,500	(1,553,445)
BNP Paribas 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	440,817,500	(1,553,445)
								$(12,355,872)
Put
BNP Paribas 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.94%	02/18/26	3.94%	$135,871,875	$(183,943)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.94%	02/18/26	3.94%	135,871,875	(183,943)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.93%	02/19/26	3.93%	135,871,875	(193,798)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.93%	02/19/26	3.93%	135,871,875	(196,459)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.89%	02/20/26	3.89%	135,871,875	(223,960)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.86%	02/13/26	3.86%	135,871,875	(226,918)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.85%	02/13/26	3.85%	135,871,875	(232,530)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.85%	02/13/26	3.85%	135,871,875	(233,342)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.71%	08/19/26	3.71%	135,871,875	(286,360)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.71%	08/19/26	3.71%	135,871,875	(286,360)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.64%	08/13/26	3.64%	190,220,625	(454,772)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.64%	08/13/26	3.64%	190,220,625	(454,772)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.69%	08/14/26	3.69%	217,395,000	(474,493)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.69%	08/14/26	3.69%	217,395,000	(474,493)
								$(4,106,143)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 239

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Special Purpose Acquisition Company (SPAC).
[3]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $12,928,424,200 (cost $13,055,090,912), or 43.7% of total net assets.

[4]	Rate indicated is the 7-day yield as of September 30, 2025.
[5]	Security is unsettled at period end and may not have a stated effective rate.
[6]	Security is a principal-only strip.
[7]	Security is an interest-only strip.
[8]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at September 30, 2025. See table below for additional step information for each security.

[9]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $87,997,503 (cost $112,710,862), or 0.3% of total net assets — See Note 10.

[10]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[11]	Perpetual maturity.
[12]	Security is in default of interest and/or principal obligations.
[13]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[14]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2025.
[15]	Zero coupon rate security.
[16]	Payment-in-kind security.
[17]	Rate indicated is the effective yield at the time of purchase.
[18]

Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

[19]	Swaptions — See additional disclosure in the swaptions table above for more information on swaptions.
BofA — Bank of America
CAD — Canadian Dollar
CDX.NA.HY.44.V1 — Credit Default Swap North American High Yield Series 44 Index Version 1
CDX.NA.IG.45.V1 — Credit Default Swap North American Investment Grade Series 45 Index Version 1
CME — Chicago Mercantile Exchange
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
ICE — Intercontinental Exchange
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

240 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,505,594	$185,758	$29,896,671	$31,588,023
Preferred Stocks	60,613,376	654,694,431	48,255,899	763,563,706
Warrants	741	—	388	1,129
Right	—	—	1	1
Mutual Funds	255,160,383	—	—	255,160,383
Money Market Funds	674,457,866	—	—	674,457,866
Collateralized Mortgage Obligations	—	13,131,281,239	56,399,501	13,187,680,740
Corporate Bonds	—	6,646,700,041	998,276,608	7,644,976,649
Asset-Backed Securities	—	5,340,956,137	1,010,134,871	6,351,091,008
U.S. Government Securities	—	4,277,856,552	—	4,277,856,552
Senior Floating Rate Interests	—	1,215,176,285	238,476,134	1,453,652,419
Federal Agency Bonds	—	312,807,590	—	312,807,590
Foreign Government Debt	—	92,557,281	—	92,557,281
Municipal Bonds	—	37,554,475	—	37,554,475
U.S. Treasury Bills	—	28,406,923	—	28,406,923
Repurchase Agreements	—	193,164,883	—	193,164,883
Options Purchased	—	4,675,722	—	4,675,722
Interest Rate Swaptions Purchased	—	22,253,261	—	22,253,261
Credit Default Swap Agreements**	—	157,273	—	157,273
Interest Rate Swap Agreements**	—	46,726,232	—	46,726,232
Forward Foreign Currency Exchange Contracts**	—	722,043	—	722,043
Credit Index Swap Agreements**	—	1,954,974	—	1,954,974
Total Assets	$991,737,960	$32,007,831,100	$2,381,440,073	$35,381,009,133

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$—	$25,717	$—	$25,717
Interest Rate Swaptions Written	—	16,462,015	—	16,462,015
Credit Default Swap Agreements**	—	3,913,706	—	3,913,706
Interest Rate Swap Agreements**	—	9,374,583	—	9,374,583
Forward Foreign Currency Exchange Contracts**	—	76,129	—	76,129
Unfunded Loan Commitments (Note 9)	—	—	73,968	73,968
Total Liabilities	$—	$29,852,150	$73,968	$29,926,118

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at September 30, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$497,653,616	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	283,906,255	Yield Analysis	Yield	3.4%-7.2%	6.3%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 241

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

Category	Ending Balance at September 30, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Asset-Backed Securities	$184,425,000	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	44,150,000	Third Party Pricing	Trade Price	—	—
Collateralized Mortgage Obligations	54,587,313	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	1,812,188	Third Party Pricing	Vendor Price	—	—
Common Stocks	29,785,310	Third Party Pricing	Trade Price	—	—
Common Stocks	70,546	Model Price	Liquidation Value	—	—
Common Stocks	40,815	Enterprise Value	Valuation Multiple	2.6x-8.7x	5.0x
Corporate Bonds	664,326,169	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	213,786,500	Third Party Pricing	Broker Quote	—	—
Corporate Bonds	68,771,261	Yield Analysis	Yield	5.5%-9.2%	7.3%
Corporate Bonds	29,296,238	Model Price	Purchase Price	—	—
Corporate Bonds	22,096,439	Third Party Pricing	Trade Price	—	—
Corporate Bonds	1	Model Price	Liquidation Value	—	—
Preferred Stocks	48,255,899	Yield Analysis	Yield	5.8%	—
Right	1	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	206,032,009	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	32,444,125	Third Party Pricing	Broker Quote	—	—
Warrants	388	Model Price	Liquidation Value	—	—
Total Assets	$2,381,440,073
Liabilities:
Unfunded Loan Commitments	$73,968	Model Price	Purchase price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the year ended September 30, 2025, the Fund had securities with a total value of $30,268,006 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $13,655,799 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

242 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended September 30, 2025:

	Assets									Liabilities
	Asset- Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Preferred Stocks	Right	Total Assets	Unfunded Loan Commitments
Beginning Balance	$796,218,422	$54,604,030	$586,278,920	$122,745,109	$388	$216,536	$48,103,090	$—	$1,608,166,495	$(121,352)
Purchases/(Receipts)	408,358,696	—	440,505,064	92,258,462	—	29,785,310	—	—	970,907,532	(1,210,021)
(Sales, maturities and paydowns)/Fundings	(187,034,181)	(845,204)	(40,202,439)	(6,090,089)	—	—	—	—	(234,171,913)	821,410
Amortization of premiums/discounts	385,671	5,922	(108,132)	451,050	—	—	—	—	734,511	—
Total realized gains (losses) included in earnings	183,948	(70,885)	—	(7,685)	—	—	—	—	105,378	10,663
Total change in unrealized appreciation (depreciation) included in earnings	5,180,698	893,450	11,803,195	1,160,885	—	(105,175)	152,809	1	19,085,863	425,332
Transfers into Level 3	497,416	1,812,188	—	27,958,402	—	—	—	—	30,268,006	—
Transfers out of Level 3	(13,655,799)	—	—	—	—	—	—	—	(13,655,799)	—
Ending Balance	$1,010,134,871	$56,399,501	$998,276,608	$238,476,134	$388	$29,896,671	$48,255,899	$1	$2,381,440,073	$(73,968)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at September 30, 2025	$4,773,479	$893,450	$11,803,195	$1,160,594	$—	$(105,175)	$152,809	$1	$18,678,353	$893,364

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2023-2, 4.65% due 10/25/67	5.65%	02/01/27	—	—
Angel Oak Mortgage Trust 2024-4, 6.50% due 01/25/69	7.50%	03/01/28	—	—
Angel Oak Mortgage Trust 2024-4, 6.40% due 01/25/69	7.40%	03/01/28	—	—
Angel Oak Mortgage Trust 2024-2, 6.25% due 01/25/69	7.25%	01/01/28	—	—
Angel Oak Mortgage Trust 2024-2, 6.19% due 01/25/69	7.13%	01/01/28	—	—
Angel Oak Mortgage Trust 2024-2, 5.99% due 01/25/69	6.93%	01/01/28	—	—
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28	—	—
Angel Oak Mortgage Trust 2024-3, 4.80% due 11/26/68	5.80%	02/01/28	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 243

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2024-3, 4.80% due 11/26/68	5.80%	02/01/28	—	—
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
Angel Oak Mortgage Trust 2023-2, 4.65% due 10/25/67	5.65%	02/01/27	—	—
Angel Oak Mortgage Trust 2024-12, 6.01% due 10/25/69	7.01%	11/01/28	—	—
ATLX Trust 2024-RPL1, 3.85% due 04/25/64	4.85%	08/01/28	—	—
BRAVO Residential Funding Trust 2024-NQM1, 6.40% due 12/01/63	7.40%	01/01/28	—	—
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	—	—
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	—	—
BRAVO Residential Funding Trust 2025-NQM8, 5.59% due 06/25/65	6.59%	08/01/29	—	—
BRAVO Residential Funding Trust 2025-NQM8, 5.29% due 06/25/65	6.29%	08/01/29	—	—
BRAVO Residential Funding Trust 2025-NQM7, 5.81% due 07/25/65	6.81%	07/01/29	—	—
BRAVO Residential Funding Trust 2025-NQM7, 5.66% due 07/25/65	6.66%	07/01/29	—	—
BRAVO Residential Funding Trust 2023-NQM5, 7.01% due 06/25/63	8.01%	07/01/27	—	—
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	—	—
BRAVO Residential Funding Trust 2025-NQM1, 5.91% due 12/25/64	6.91%	01/01/29	—	—
BRAVO Residential Funding Trust 2025-NQM1, 5.81% due 12/25/64	6.81%	01/01/29	—	—
BRAVO Residential Funding Trust 2024-NQM3, 6.50% due 03/25/64	7.50%	03/01/28	—	—
BRAVO Residential Funding Trust 2024-NQM3, 6.39% due 03/25/64	7.39%	03/01/28	—	—
BRAVO Residential Funding Trust 2024-NQM3, 6.19% due 03/25/64	7.19%	03/01/28	—	—
BRAVO Residential Funding Trust 2023-NQM6, 7.06% due 09/25/63	8.06%	08/01/27	—	—
BRAVO Residential Funding Trust 2025-CES2, 4.96% due 07/26/55	5.96%	08/01/29	—	—
BRAVO Residential Funding Trust 2025-NQM2, 5.93% due 11/25/64	6.93%	02/01/29	—	—
CIM TRUST 2025-R1, 5.00% due 02/25/99	8.00%	03/01/28	9.00%	03/01/29
Citigroup Mortgage Loan Trust, Inc. 2022-A, 9.17% due 09/25/62	10.17%	08/25/26	—	—
COLT Mortgage Loan Trust 2024-1, 6.14% due 02/25/69	7.14%	01/01/28	—	—
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27	—	—
COLT Mortgage Loan Trust 2025-3, 5.56% due 03/25/70	6.56%	02/01/29	—	—
COLT Mortgage Loan Trust 2023-3, 7.58% due 09/25/68	8.58%	09/01/27	—	—
COLT Mortgage Loan Trust 2024-2, 6.43% due 04/25/69	7.43%	03/01/28	—	—
COLT Mortgage Loan Trust 2024-2, 6.33% due 04/25/69	7.33%	03/01/28	—	—

244 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
COLT Mortgage Loan Trust 2024-2, 6.13% due 04/25/69	7.13%	03/01/28	—	—
COLT Mortgage Loan Trust 2023-4, 7.62% due 10/25/68	8.62%	10/01/27	—	—
COLT Mortgage Loan Trust 2025-3, 5.35% due 03/25/70	6.35%	02/01/29	—	—
Cross Mortgage Trust 2025-H6, 5.54% due 07/25/70	6.54%	07/01/29	—	—
Cross Mortgage Trust 2025-H1, 5.99% due 02/25/70	6.99%	01/01/29	—	—
Cross Mortgage Trust 2025-H1, 5.89% due 02/25/70	6.89%	01/01/29	—	—
Cross Mortgage Trust 2025-H2, 5.66% due 03/25/70	6.66%	02/01/29	—	—
Cross Mortgage Trust 2024-H7, 5.97% due 11/25/69	6.97%	10/01/28	—	—
Cross Mortgage Trust 2024-H7, 5.82% due 11/25/69	6.82%	10/01/28	—	—
Cross Mortgage Trust 2024-H5, 6.16% due 08/26/69	7.16%	07/01/28	—	—
EFMT 2025-CES4, 5.43% due 06/25/60	6.43%	07/01/29	—	—
Ellington Financial Mortgage Trust 2024-CES1, 5.52% due 01/26/60	6.52%	12/01/28	—	—
GCAT 2025-NQM4 Trust 2025-NQM4, 5.53% due 06/25/70	6.53%	07/01/29	—	—
GCAT Trust 2024-NQM2, 6.54% due 06/25/59	7.71%	05/01/28	—	—
GCAT Trust 2024-NQM2, 6.44% due 06/25/59	7.56%	05/01/28	—	—
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28	—	—
GCAT Trust 2025-NQM4, 5.88% due 06/25/70	6.88%	07/01/29	—	—
GCAT Trust 2025-NQM4, 5.73% due 06/25/70	6.73%	07/01/29	—	—
GCAT Trust 2025-NQM3, 5.75% due 05/25/70	6.75%	06/01/29	—	—
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27	—	—
GCAT Trust 2022-NQM4, 5.73% due 08/25/67	6.73%	08/01/26	—	—
GCAT Trust 2023-NQM3, 7.34% due 08/25/68	8.34%	09/01/27	—	—
GCAT Trust 2025-NQM2, 6.01% due 04/25/70	7.01%	05/01/29	—	—
GCAT Trust 2023-NQM2, 6.24% due 11/25/67	7.24%	01/01/27	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
GS Mortgage-Backed Securities Trust 2025-NQM3, 5.14% due 11/25/65	6.14%	08/01/29	—	—
GS Mortgage-Backed Securities Trust 2025-NQM3, 5.34% due 11/25/65	6.34%	08/01/29	—	—
HOMES Trust 2025-NQM4, 5.47% due 08/25/70	6.47%	07/01/29	—	—
HOMES Trust 2025-NQM1, 5.86% due 01/25/70	6.86%	01/01/29	—	—
HOMES Trust 2025-NQM1, 5.96% due 01/25/70	6.96%	01/01/29	—	—
HOMES Trust 2025-AFC2, 5.47% due 06/25/60	6.47%	06/01/29	—	—
HOMES Trust 2025-AFC2, 5.57% due 06/25/60	6.57%	06/01/29	—	—
HOMES Trust 2025-AFC3, 5.14% due 08/25/60	6.14%	09/01/29	—	—
HOMES Trust 2024-AFC2, 5.98% due 10/25/59	6.98%	10/01/28	—	—
JP Morgan Mortgage Trust 2024-NQM1, 5.85% due 02/25/64	6.85%	12/01/28	—	—
JP Morgan Mortgage Trust 2024-NQM1, 5.95% due 02/25/64	6.95%	12/01/28	—	—
JP Morgan Mortgage Trust 2024-NQM1, 5.59% due 02/25/64	6.59%	12/01/28	—	—
Legacy Mortgage Asset Trust 2021-GS5, 5.25% due 07/25/67	6.25%	11/25/25	—	—
LHOME Mortgage Trust 2024-RTL5, 5.32% due 09/25/39	6.32%	03/25/27	—	—
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69	6.00%	12/01/27	—	—
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69	6.00%	10/01/27	—	—
Morgan Stanley Residential Mortgage Loan Trust 2024-NQM3, 5.35% due 07/25/69	6.35%	09/01/28	—	—
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3, 5.76% due 05/25/70	6.76%	05/01/29	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 245

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
OBX Trust 2025-NQM16, 5.21% due 08/25/65	6.21%	09/01/29	—	—
OBX Trust 2025-NQM16, 5.06% due 08/25/65	6.06%	09/01/29	—	—
OBX Trust 2025-NQM13, 5.82% due 05/25/65	6.82%	07/01/29	—	—
OBX Trust 2025-NQM13, 5.61% due 05/25/65	6.61%	07/01/29	—	—
OBX Trust 2025-NQM10, 5.71% due 05/25/65	6.71%	05/01/29	—	—
OBX Trust 2025-NQM2, 5.75% due 11/25/64	6.75%	01/01/29	—	—
OBX Trust 2025-NQM10, 5.45% due 05/25/65	6.45%	05/01/29	—	—
OBX Trust 2025-NQM2, 5.95% due 11/25/64	6.95%	01/01/29	—	—
OBX Trust 2024-NQM16, 5.89% due 10/25/64	6.89%	10/01/28	—	—
OBX Trust 2024-NQM16, 5.73% due 10/25/64	6.73%	10/01/28	—	—
OBX Trust 2025-NQM10, 5.61% due 05/25/65	6.61%	05/01/29	—	—
OBX Trust 2024-NQM17, 5.86% due 11/25/64	6.86%	11/01/28	—	—
OBX Trust 2024-NQM15, 5.72% due 10/25/64	6.72%	10/01/28	—	—
OBX Trust 2024-NQM18, 5.87% due 10/25/64	6.87%	11/01/28	—	—
OBX Trust 2024-NQM1, 5.70% due 12/25/64	6.70%	12/01/28	—	—
OBX Trust 2024-NQM1, 5.85% due 12/25/64	6.85%	12/01/28	—	—
OBX Trust 2023-NQM9, 7.66% due 10/25/63	8.66%	10/01/27	—	—
OBX Trust 2024-NQM5, 5.99% due 01/25/64	6.99%	03/01/28	—	—
OBX Trust 2024-NQM5, 6.29% due 01/25/64	7.29%	03/01/28	—	—
OBX Trust 2024-NQM5, 6.39% due 01/25/64	7.39%	03/01/28	—	—
OBX Trust 2024-NQM12, 5.83% due 07/25/64	6.83%	08/01/28	—	—
OBX Trust 2025-NQM3, 5.85% due 12/01/64	6.85%	02/01/29	—	—
OBX Trust 2025-NQM3, 5.95% due 12/01/64	6.95%	02/01/29	—	—
OBX Trust 2024-NQM13, 5.37% due 06/25/64	6.37%	08/01/28	—	—
OBX Trust 2024-NQM17, 6.02% due 11/25/64	7.02%	11/01/28	—	—
OBX Trust 2024-NQM10, 6.33% due 05/25/64	7.33%	06/01/28	—	—
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OBX Trust 2024-NQM7, 6.45% due 03/25/64	7.45%	04/01/28	—	—
OBX Trust 2023-NQM2, 6.72% due 01/25/62	7.72%	02/01/27	—	—
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26	—	—
OBX Trust 2024-NQM2, 6.18% due 12/25/63	7.18%	01/01/28	—	—
OBX Trust 2024-NQM3, 6.13% due 12/25/63	7.13%	02/01/28	—	—
OBX Trust 2024-NQM3, 6.33% due 12/25/63	7.33%	02/01/28	—	—
OBX Trust 2024-NQM3, 6.43% due 12/25/63	7.43%	02/01/28	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2024-NQM4, 6.07% due 01/25/64	7.07%	02/01/28	—	—
OBX Trust 2024-NQM4, 6.22% due 01/25/64	7.22%	02/01/28	—	—
OBX Trust 2024-NQM6, 6.45% due 02/25/64	7.45%	04/01/28	—	—
OBX Trust 2024-NQM4, 6.32% due 01/25/64	7.32%	02/01/28	—	—
OBX Trust 2024-NQM6, 6.85% due 02/25/64	7.85%	04/01/28	—	—
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28	—	—
OBX Trust 2024-NQM8, 6.44% due 05/25/64	7.44%	05/01/28	—	—
OBX Trust 2024-NQM8, 6.59% due 05/25/64	7.59%	05/01/28	—	—
OBX Trust 2024-NQM9, 6.28% due 01/25/64	7.46%	06/01/28	—	—
OBX Trust 2024-NQM9, 6.44% due 01/25/64	7.66%	06/01/28	—	—
OBX Trust 2024-NQM11, 5.88% due 06/25/64	6.83%	07/01/28	—	—
OBX Trust 2024-NQM11, 6.13% due 06/25/64	7.08%	07/01/28	—	—
OBX Trust 2024-NQM11, 6.23% due 06/25/64	7.18%	07/01/28	—	—
OBX Trust 2024-NQM7, 6.24% due 03/25/64	7.24%	04/01/28	—	—
OBX Trust 2024-NQM6, 6.70% due 02/25/64	7.70%	04/01/28	—	—
OBX Trust 2024-NQM7, 6.60% due 03/25/64	7.60%	04/01/28	—	—
PRPM LLC 2025-5, 5.73% due 07/25/30	8.73%	07/01/28	9.73%	07/01/29
PRPM LLC 2024-6, 5.70% due 11/25/29	8.70%	11/25/27	9.70%	11/25/28
PRPM LLC 2025-6, 5.77% due 08/25/28	8.77%	08/01/28	9.77%	08/01/29
PRPM LLC 2025-RCF3, 5.25% due 07/25/55	6.25%	07/01/29	—	—
PRPM LLC 2024-5, 5.69% due 09/25/29	8.69%	09/25/27	9.69%	09/25/28
PRPM LLC 2023-RCF1, 4.00% due 06/25/53	5.00%	06/25/27	—	—
PRPM LLC 2025-7, 5.50% due 08/25/30	8.50%	08/01/28	9.50%	08/01/29

246 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
RCKT Mortgage Trust 2024-CES4, 6.15% due 06/25/44	7.15%	05/01/28	—	—
RCKT Mortgage Trust 2024-CES4, 6.30% due 06/25/44	7.30%	05/01/28	—	—
RCKT Mortgage Trust 2025-CES1, 5.65% due 01/25/45	6.65%	01/01/29	—	—
RCKT Mortgage Trust 2025-CES7, 5.38% due 07/25/55	6.38%	07/01/29	—	—
Towd Point Mortgage Trust 2025-FIX1, 5.16% due 07/25/45	6.16%	09/01/29	—	—
Towd Point Mortgage Trust 2025-FIX1, 4.97% due 07/25/45	5.97%	09/01/29	—	—
Verus Securitization Trust 2025-1, 5.77% due 01/25/70	6.77%	01/01/29	—	—
Verus Securitization Trust 2025-5, 5.58% due 06/25/70	6.58%	06/01/29	—	—
Verus Securitization Trust 2025-5, 5.43% due 06/25/70	6.43%	06/01/29	—	—
Verus Securitization Trust 2025-2, 5.51% due 03/25/70	6.51%	03/01/29	—	—
Verus Securitization Trust 2025-2, 5.31% due 03/25/70	6.31%	03/01/29	—	—
Verus Securitization Trust 2025-1, 5.98% due 01/25/70	6.98%	01/01/29	—	—
Verus Securitization Trust 2025-5, 5.68% due 06/25/70	6.68%	06/01/29	—	—
Verus Securitization Trust 2024-9, 5.89% due 11/25/69	6.89%	12/01/28	—	—
Verus Securitization Trust 2024-5, 6.45% due 06/25/69	7.45%	06/01/28	—	—
Verus Securitization Trust 2024-5, 6.65% due 06/25/69	7.65%	06/01/28	—	—
Verus Securitization Trust 2024-1, 6.12% due 01/25/69	7.12%	01/01/28	—	—
Verus Securitization Trust 2023-7, 7.42% due 10/25/68	8.42%	10/01/27	—	—
Verus Securitization Trust 2023-2, 6.85% due 03/25/68	7.85%	03/01/27	—	—
Verus Securitization Trust 2022-8, 6.13% due 09/25/67	7.13%	10/01/26	—	—
Verus Securitization Trust 2022-8, 6.13% due 09/25/67	7.13%	10/01/26	—	—
Verus Securitization Trust 2024-9, 5.69% due 11/25/69	6.69%	12/01/28	—	—
Vista Point Securitization Trust 2024-CES2, 5.25% due 10/25/54	6.25%	09/01/28	—	—
Vista Point Securitization Trust 2024-CES1, 6.68% due 05/25/54	7.67%	04/01/28	—	—
Vista Point Securitization Trust 2024-CES3, 5.68% due 01/25/55	6.68%	12/01/28	—	—
Vista Point Securitization Trust 2025-CES1, 5.81% due 04/25/55	6.81%	03/01/29	—	—

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 247

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
TOTAL RETURN BOND FUND

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At September 30, 2025, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BofA Securities, Inc.			U.S. Treasury Bond
4.19%			2.88%
Due 10/01/25	73,586,622	73,595,187	Due 08/15/45	$98,156,100	$75,058,375
BNP Paribas			U.S. Treasury Notes
4.20%			3.38% - 4.38%
Due 10/01/25	64,388,294	64,395,806	Due 09/15/28 - 05/31/32	64,708,600	65,683,818
J.P. Morgan Securities LLC			U.S. Treasury Note
4.20%			3.88%
Due 10/01/25	45,991,639	45,997,005	Due 06/15/28	46,084,000	46,916,948
Bank of Montreal			U.S. Treasury Bond
4.18%			2.38%
Due 10/01/25	9,198,328	9,199,396	Due 11/15/49	14,117,400	9,383,444

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

248 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2025
TOTAL RETURN BOND FUND

Transactions during the year ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Common Stocks
BP Holdco LLC *	$645	$—	$—	$—	$(210)	$435	532	$—
FTAI Aircraft Leasing Offshore SPV, LP *	—	29,785,310	—	—	—	29,785,310	29,785,310	—
Mutual Funds
Guggenheim Limited Duration Fund — Class R6	131,524,706	5,940,687	—	—	573,176	138,038,569	5,590,870	5,940,687
Guggenheim Strategy Fund II	30,712,524	1,562,723	(3,200,000)	15,490	73,858	29,164,595	1,172,210	1,562,723
Guggenheim Strategy Fund III	16,574,884	43,417,580	(4,000,000)	(22,508)	150,314	56,120,270	2,249,309	2,917,580
Guggenheim Ultra Short Duration Fund — Institutional Class	30,260,817	1,419,553	—	—	156,579	31,836,949	3,161,564	1,419,553
	$209,073,576	$82,125,853	$(7,200,000)	$(7,018)	$953,717	$284,946,128		$11,840,543

*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 249

TOTAL RETURN BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $35,660,128,719)	$34,853,337,600
Investments in affiliated issuers, at value (cost $279,030,696)	284,946,128
Repurchase agreements, at value (cost $193,164,883)	193,164,883
Foreign currency, at value (cost $2,033,426)	2,030,563
Cash	21,770,789
Segregated cash with broker	37,325,577
Unamortized upfront premiums paid on interest rate swap agreements	12,905
Unrealized appreciation on OTC swap agreements	1,954,974
Unrealized appreciation on forward foreign currency exchange contracts	722,043
Prepaid expenses	288,778
Receivables:
Securities sold	8,490,617,766
Interest	242,894,341
Fund shares sold	39,235,200
Variation margin on interest rate swap agreements	2,169,341
Dividends	1,431,906
Foreign tax reclaims	9,373
Total assets	44,171,912,167

Liabilities:
Unfunded loan commitments, at value (Note 9) (commitment fees received $975,788)	73,968
Options written, at value (premiums received $25,466,055)	16,487,732
Segregated cash due to broker	44,091,203
Unamortized upfront premiums received on credit default swap agreements	43,860,067
Unrealized depreciation on OTC swap agreements	2,613,741
Unrealized depreciation on forward foreign currency exchange contracts	76,129
Payable for:
Securities purchased	14,368,187,338
Fund shares redeemed	67,133,164
Distributions to shareholders	9,316,505
Management fees	2,645,557
Transfer agent fees	1,292,856
Protection fees on credit default swap agreements	733,742
Swap settlement	281,009
Distribution and service fees	249,243
Variation margin on credit default swap agreements	115,092
Fund accounting/administration fees	88,622
Trustees’ fees*	57,094
Due to Investment Adviser	17,792
Miscellaneous	38,996,127
Total liabilities	14,596,316,981
Net assets	$29,575,595,186

Net assets consist of:
Paid in capital	$33,005,308,911
Total distributable earnings (loss)	(3,429,713,725)
Net assets	$29,575,595,186
Class A:
Net assets	$491,838,113
Capital shares outstanding	20,364,661
Net asset value per share	$24.15
Maximum offering price per share (Net asset value divided by 96.00%)	$25.16
Class C:
Net assets	$125,388,728
Capital shares outstanding	5,192,403
Net asset value per share	$24.15
Class P:
Net assets	$259,144,296
Capital shares outstanding	10,736,311
Net asset value per share	$24.14
Institutional Class:
Net assets	$28,071,839,901
Capital shares outstanding	1,161,255,908
Net asset value per share	$24.17
Class R6:
Net assets	$627,384,148
Capital shares outstanding	25,938,453
Net asset value per share	$24.19

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

250 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN BOND FUND

STATEMENT OF OPERATIONS
Year Ended September 30, 2025

Investment Income:
Dividends from securities of unaffiliated issuers	$8,464,006
Dividends from securities of affiliated issuers	11,840,543
Interest (net of foreign withholding tax of $35,592)	1,523,109,581
Total investment income	1,543,414,130

Expenses:
Management fees	107,402,653
Distribution and service fees:
Class A	1,194,467
Class C	1,347,165
Class P	753,600
Transfer agent fees:
Class A	541,248
Class C	137,981
Class P	511,087
Institutional Class	31,155,283
Class R6	38,097
Fund accounting/administration fees	10,202,800
Interest expense	1,744,748
Professional fees	1,314,565
Line of credit fees	1,093,946
Trustees’ fees*	387,292
Custodian fees	597,857
Miscellaneous	1,752,448
Recoupment of previously waived fees:
Class A	53,168
Class C	58,644
Class P	53,092
Institutional Class	233,629
Class R6	2,175
Total expenses	160,575,945
Less:
Expenses reimbursed by Adviser:
Class A	(118,462)
Class C	(62,907)
Class P	(264,189)
Institutional Class	(15,705,612)
Class R6	(22)
Expenses waived by Adviser	(9,957,209)
Earnings credits applied	(584,863)
Total waived/reimbursed expenses	(26,693,264)
Net expenses	133,882,681
Net investment income	1,409,531,449

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(104,956,868)
Investments in affiliated issuers	(7,018)
Swap agreements	(54,297,766)
Futures contracts	19,315,193
Options purchased	12,974,991
Options written	(1,076,741)
Forward foreign currency exchange contracts	(25,174,759)
Foreign currency transactions	(1,312,784)
Net realized loss	(154,535,752)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	15,676,448
Investments in affiliated issuers	953,717
Swap agreements	(42,387,120)
Futures contracts	(19,546,778)
Options purchased	(23,873,254)
Options written	8,978,323
Forward foreign currency exchange contracts	1,925,930
Foreign currency translations	551,920
Net change in unrealized appreciation (depreciation)	(57,720,814)
Net realized and unrealized loss	(212,256,566)
Net increase in net assets resulting from operations	$1,197,274,883

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 251

TOTAL RETURN BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,409,531,449	$1,198,536,871
Net realized loss on investments	(154,535,752)	(599,702,405)
Net change in unrealized appreciation (depreciation) on investments	(57,720,814)	2,321,481,021
Net increase in net assets resulting from operations	1,197,274,883	2,920,315,487

Distributions to shareholders:
Class A	(22,715,653)	(20,333,503)
Class C	(5,382,721)	(5,628,329)
Class P	(14,306,153)	(16,104,326)
Institutional Class	(1,315,189,142)	(1,049,271,732)
Class R6	(27,757,932)	(13,354,333)
Total distributions to shareholders	(1,385,351,601)	(1,104,692,223)

Capital share transactions:
Proceeds from sale of shares
Class A	170,984,428	198,179,248
Class C	23,906,014	35,001,713
Class P	65,948,404	81,643,859
Institutional Class	8,627,128,256	9,959,347,215
Class R6	407,584,462	162,553,005
Distributions reinvested
Class A	19,898,916	17,538,129
Class C	4,827,635	4,935,617
Class P	14,287,220	15,995,894
Institutional Class	1,207,555,453	946,531,735
Class R6	27,073,610	12,988,662
Cost of shares redeemed
Class A	(182,482,398)	(208,810,751)
Class C	(50,995,326)	(60,616,986)
Class P	(138,902,373)	(197,068,145)
Institutional Class	(7,059,350,316)	(6,950,231,500)
Class R6	(151,598,327)	(116,145,057)
Net increase from capital share transactions	2,985,865,658	3,901,842,638
Net increase in net assets	2,797,788,940	5,717,465,902

Net assets:
Beginning of year	26,777,806,246	21,060,340,344
End of year	$29,575,595,186	$26,777,806,246

252 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Year Ended September 30, 2025	Year Ended September 30, 2024
Capital share activity:
Shares sold
Class A	7,206,039	8,481,505
Class C	1,007,837	1,485,557
Class P	2,775,485	3,498,570
Institutional Class	363,159,704	425,314,648
Class R6	17,135,269	6,929,297
Shares issued from reinvestment of distributions
Class A	836,502	749,822
Class C	203,015	211,171
Class P	601,205	684,908
Institutional Class	50,714,987	40,391,299
Class R6	1,136,314	553,807
Shares redeemed
Class A	(7,697,299)	(8,947,515)
Class C	(2,152,757)	(2,598,329)
Class P	(5,863,952)	(8,449,692)
Institutional Class	(297,784,445)	(299,062,138)
Class R6	(6,379,000)	(5,033,087)
Net increase in shares	124,898,904	164,209,823

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 253

TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$24.35	$22.52	$23.12	$28.94	$29.76
Income (loss) from investment operations:
Net investment income (loss)[a]	1.15	1.14	1.03	.78	.72
Net gain (loss) on investments (realized and unrealized)	(.22)	1.73	(.65)	(5.53)	(.05)
Total from investment operations	.93	2.87	.38	(4.75)	.67
Less distributions from:
Net investment income	(1.13)	(1.04)	(.98)	(.80)	(.76)
Net realized gains	—	—	—	(.27)	(.73)
Total distributions	(1.13)	(1.04)	(.98)	(1.07)	(1.49)
Net asset value, end of period	$24.15	$24.35	$22.52	$23.12	$28.94

Total Return[b]	3.98%	13.04%	1.55%	(16.82%)	2.27%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$491,838	$487,539	$444,454	$427,870	$677,172
Ratios to average net assets:
Net investment income (loss)	4.84%	4.87%	4.40%	2.94%	2.47%
Total expenses[c]	0.83%	0.88%	0.96%	0.85%	0.84%
Net expenses[d,e,f]	0.77%	0.84%	0.91%	0.81%	0.79%
Portfolio turnover rate	49%	70%	90%	55%	92%

Class C	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$24.36	$22.52	$23.13	$28.94	$29.76
Income (loss) from investment operations:
Net investment income (loss)[a]	.97	.96	.86	.58	.50
Net gain (loss) on investments (realized and unrealized)	(.23)	1.75	(.67)	(5.52)	(.05)
Total from investment operations	.74	2.71	.19	(4.94)	.45
Less distributions from:
Net investment income	(.95)	(.87)	(.80)	(.60)	(.54)
Net realized gains	—	—	—	(.27)	(.73)
Total distributions	(.95)	(.87)	(.80)	(.87)	(1.27)
Net asset value, end of period	$24.15	$24.36	$22.52	$23.13	$28.94

Total Return[b]	3.17%	12.25%	0.74%	(17.41%)	1.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$125,389	$149,405	$158,466	$197,933	$327,712
Ratios to average net assets:
Net investment income (loss)	4.09%	4.12%	3.65%	2.18%	1.72%
Total expenses[c]	1.60%	1.66%	1.72%	1.63%	1.59%
Net expenses[d,e,f]	1.52%	1.60%	1.66%	1.56%	1.53%
Portfolio turnover rate	49%	70%	90%	55%	92%

254 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$24.35	$22.51	$23.12	$28.93	$29.75
Income (loss) from investment operations:
Net investment income (loss)[a]	1.15	1.14	1.03	.77	.72
Net gain (loss) on investments (realized and unrealized)	(.23)	1.74	(.66)	(5.51)	(.05)
Total from investment operations	.92	2.88	.37	(4.74)	.67
Less distributions from:
Net investment income	(1.13)	(1.04)	(.98)	(.80)	(.76)
Net realized gains	—	—	—	(.27)	(.73)
Total distributions	(1.13)	(1.04)	(.98)	(1.07)	(1.49)
Net asset value, end of period	$24.14	$24.35	$22.51	$23.12	$28.93

Total Return	3.95%	13.09%	1.51%	(16.79%)	2.27%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$259,144	$321,931	$393,752	$572,113	$1,043,507
Ratios to average net assets:
Net investment income (loss)	4.85%	4.87%	4.41%	2.90%	2.47%
Total expenses[c]	0.89%	0.91%	1.06%	0.93%	0.87%
Net expenses[d,e,f]	0.77%	0.85%	0.91%	0.81%	0.79%
Portfolio turnover rate	49%	70%	90%	55%	92%

Institutional Class	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$24.38	$22.54	$23.14	$28.97	$29.78
Income (loss) from investment operations:
Net investment income (loss)[a]	1.22	1.21	1.10	.86	.81
Net gain (loss) on investments (realized and unrealized)	(.23)	1.74	(.66)	(5.54)	(.05)
Total from investment operations	.99	2.95	.44	(4.68)	.76
Less distributions from:
Net investment income	(1.20)	(1.11)	(1.04)	(.88)	(.84)
Net realized gains	—	—	—	(.27)	(.73)
Total distributions	(1.20)	(1.11)	(1.04)	(1.15)	(1.57)
Net asset value, end of period	$24.17	$24.38	$22.54	$23.14	$28.97

Total Return	4.24%	13.40%	1.84%	(16.59%)	2.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,071,840	$25,476,353	$19,802,142	$17,501,690	$24,912,049
Ratios to average net assets:
Net investment income (loss)	5.13%	5.16%	4.69%	3.23%	2.76%
Total expenses[c]	0.57%	0.60%	0.71%	0.62%	0.57%
Net expenses[d,e,f]	0.48%	0.54%	0.62%	0.52%	0.50%
Portfolio turnover rate	49%	70%	90%	55%	92%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 255

TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class R6	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$24.39	$22.55	$23.16	$28.98	$29.80
Income (loss) from investment operations:
Net investment income (loss)[a]	1.23	1.22	1.11	.87	.81
Net gain (loss) on investments (realized and unrealized)	(.22)	1.74	(.67)	(5.54)	(.06)
Total from investment operations	1.01	2.96	.44	(4.67)	.75
Less distributions from:
Net investment income	(1.21)	(1.12)	(1.05)	(.88)	(.84)
Net realized gains	—	—	—	(.27)	(.73)
Total distributions	(1.21)	(1.12)	(1.05)	(1.15)	(1.57)
Net asset value, end of period	$24.19	$24.39	$22.55	$23.16	$28.98

Total Return	4.33%	13.44%	1.84%	(16.55%)	2.56%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$627,384	$342,578	$261,527	$209,671	$247,051
Ratios to average net assets:
Net investment income (loss)	5.19%	5.19%	4.73%	3.26%	2.76%
Total expenses[c]	0.46%	0.53%	0.62%	0.53%	0.50%
Net expenses[d,e,f]	0.42%	0.49%	0.58%	0.52%	0.50%
Portfolio turnover rate	49%	70%	90%	55%	92%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	09/30/25	09/30/24	09/30/23	09/30/22	09/30/21
Class A	0.01%	0.00%*	0.01%	0.01%	0.00%*
Class C	0.04%	0.05%	0.02%	—	0.00%*
Class P	0.02%	0.03%	0.00%*	—	—
Institutional Class	0.00%*	0.01%	0.00%*	—	—
Class R6	0.00%*	0.00%*	0.00%*	0.01%	0.01%

*	Less than 0.01%.

[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	09/30/25	09/30/24	09/30/23	09/30/22	09/30/21
Class A	0.76%	0.76%	0.76%	0.77%	0.78%
Class C	1.51%	1.51%	1.52%	1.52%	1.53%
Class P	0.76%	0.76%	0.76%	0.77%	0.78%
Institutional Class	0.47%	0.47%	0.47%	0.48%	0.49%
Class R6	0.41%	0.42%	0.43%	0.48%	0.49%

256 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	September 30, 2025
ULTRA SHORT DURATION FUND

	Shares	Value
EXCHANGE-TRADED FUNDS***,† - 9.3%
SPDR S&P 500 ETF Trust	40,000	$26,647,200
iShares Core S&P 500 ETF[1]	38,000	25,433,400
Total Exchange-Traded Funds
(Cost $51,438,880)		52,080,600

MONEY MARKET FUND***,† - 3.5%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.00%[2]	19,868,989	19,868,989
Total Money Market Fund
(Cost $19,868,989)		19,868,989

	Face Amount~
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.0%
Residential Mortgage-Backed Securities - 18.3%
Verus Securitization Trust
2021-5, 1.37% (WAC) due 09/25/66◊,3	1,562,961	1,362,580
2021-6, 1.89% (WAC) due 10/25/66◊,3	1,407,806	1,239,929
2025-7, 5.13% due 08/25/70[3,4]	990,576	993,769
2025-2, 5.31% due 03/25/70[3,4]	916,407	921,301
2025-1, 5.62% (WAC) due 01/25/70◊,3	903,455	911,743
2021-4, 1.35% (WAC) due 07/25/66◊,3	779,764	666,874
2024-9, 5.89% due 11/25/69[3,4]	446,044	448,654
2021-3, 1.44% (WAC) due 06/25/66◊,3	466,147	409,786
2025-5, 5.43% due 06/25/70[3,4]	241,185	243,004
Sequoia Mortgage Trust
2025-5, 5.50% (WAC) due 06/25/55◊,3	4,996,700	5,023,107
2025-1, 6.00% (WAC) due 01/25/55◊,3	1,664,593	1,689,993
2025-6, 5.50% (WAC) due 07/25/55◊,3	464,156	466,557
Legacy Mortgage Asset Trust
2021-GS3, 5.75% due 07/25/61[3]	2,461,134	2,460,926
2021-GS4, 5.65% due 11/25/60[3]	2,416,136	2,417,517
2021-GS2, 5.75% due 04/25/61[3]	1,100,327	1,099,469
2021-GS5, 5.25% due 07/25/67[3,4]	732,439	732,352
OBX Trust
2025-NQM16, 4.91% due 08/25/65[3]	1,350,000	1,349,351
5.00% due 10/25/55[3]	1,300,000	1,295,443
2025-NQM13, 5.44% due 05/25/65[3,4]	1,202,099	1,212,305
2024-NQM1, 5.55% (WAC) due 12/25/64◊,3	884,219	891,645
2024-NQM18, 5.87% due 10/25/64[3,4]	815,378	821,707
2025-NQM10, 5.45% due 05/25/65[3,4]	484,512	489,398
2025-NQM2, 5.75% due 11/25/64[3,4]	428,393	431,651
BRAVO Residential Funding Trust
2024-NQM1, 5.94% due 12/01/63[3,4]	1,882,468	1,898,053
2025-NQM7, 5.46% due 07/25/65[3]	1,267,976	1,277,869
2025-CES1, 5.70% due 02/25/55[3,4]	928,112	936,734
2024-NQM5, 6.16% due 06/25/64[3,4]	525,625	529,557
2025-CES2, 4.96% due 07/26/55[3,4]	494,820	494,499
2025-NQM8, 5.08% due 06/25/65[3,4]	489,983	490,167
2025-NQM1, 5.81% due 12/25/64[3,4]	440,359	443,750
GCAT Trust
2025-NQM4, 5.53% due 06/25/70[3]	2,160,916	2,179,616
2025-NQM3, 5.55% due 05/25/70[3]	1,297,907	1,309,263

2025-INV3, 6.00% (WAC) due 08/25/55◊,3	1,185,999	1,206,502
2025-NQM2, 5.60% due 04/25/70[3,4]	1,164,286	1,175,307
OSAT Trust
2021-RPL1, 6.12% due 05/25/65[3]	5,202,590	5,204,621
HOMES Trust
2025-AFC3, 4.93% due 08/25/60[3,4]	1,600,000	1,593,550
2025-AFC2, 5.47% due 06/25/60[3,4]	1,426,538	1,436,594
2024-AFC2, 5.58% (WAC) due 10/25/59◊,3	851,470	857,833
2025-NQM4, 5.22% due 08/25/70[3]	746,195	748,983
CSMC Trust
2021-RPL7, 4.20% (WAC) due 07/27/61◊,3	1,686,885	1,679,097
2021-NQM8, 2.41% (WAC) due 10/25/66◊,3	1,273,367	1,124,655
2021-RPL4, 4.14% (WAC) due 12/27/60◊,3	1,022,152	1,018,006
2020-NQM1, 2.21% due 05/25/65[3]	583,122	557,494
Towd Point Mortgage Trust
2025-1, 4.77% (WAC) due 06/25/65◊,3	2,495,963	2,510,691
2025-FIX1, 4.97% due 07/25/45[3,4]	1,400,000	1,399,283
2017-6, 2.75% (WAC) due 10/25/57◊,3	153,960	151,558
2018-2, 3.25% (WAC) due 03/25/58◊,3	136,657	135,164
RCKT Mortgage Trust
2025-CES6, 5.47% due 06/25/55[3,4]	1,436,978	1,451,362
2025-CES8, 5.15% (WAC) due 08/25/55◊,3	993,865	999,497
2025-CES5, 5.69% due 05/25/55[3,4]	712,666	722,438
2025-CES7, 5.38% due 07/25/55[3,4]	488,661	493,130
NYMT Loan Trust
2025-INV2, 5.00% due 10/25/60[3]	2,500,000	2,497,627
2025-CP1, 3.75% (WAC) due 11/25/69◊,3	930,290	892,182
PRPM LLC
2025-7, 5.50% due 08/25/30[3,4]	1,195,748	1,197,484
2025-RCF3, 5.25% due 07/25/55[3,4]	1,071,093	1,078,474
2025-6, 5.77% due 08/25/28[3,4]	714,350	715,092
2025-5, 5.73% due 07/25/30[3,4]	344,589	344,913
PMT Loan Trust
2025-INV8, 6.00% (WAC) due 07/25/56◊,3	2,746,519	2,767,324
2025-INV7, 6.00% (WAC) due 06/25/56◊,3	533,496	542,561
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,3	3,491,830	3,297,055
Cross Mortgage Trust
2025-H1, 5.74% (WAC) due 02/25/70◊,3	1,874,350	1,893,457
2025-H6, 5.18% (WAC) due 07/25/70◊,3	1,184,477	1,187,550
LHOME Mortgage Trust
2024-RTL5, 5.32% due 09/25/39[3,4]	1,950,000	1,957,551
2025-RTL3, 5.24% due 08/25/40[3]	750,000	751,996
GS Mortgage-Backed Securities Trust
2025-HE1, 5.91% (30 Day Average SOFR + 1.55%, Rate Floor: 1.55%) due 10/25/55◊,3	1,581,944	1,586,399
2025-NQM3, 5.14% due 11/25/65[3,4]	772,464	773,291
2020-NQM1, 1.38% (WAC) due 09/27/60◊,3	200,966	190,539
FIGRE Trust
2025-PF2, 5.02% (WAC) due 10/25/55◊,3	1,000,000	999,058
2024-HE5, 5.44% (WAC) due 10/25/54◊,3	801,725	810,502
2025-HE1, 5.83% (WAC) due 01/25/55◊,3	429,485	435,623
Chase Home Lending Mortgage Trust
2025-5, 5.50% (WAC) due 04/25/56◊,3	2,001,759	2,013,849

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 257

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ULTRA SHORT DURATION FUND

	Face Amount~	Value
Provident Funding Mortgage Trust
2025-4, 5.50% (WAC) due 09/25/55◊,3	1,350,000	$1,349,568
2025-1, 5.50% (WAC) due 02/25/55◊,3	550,256	553,167
EFMT
2025-CES4, 5.43% due 06/25/60[3,4]	1,635,304	1,647,771
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,3	785,851	740,656
2018-2A, 3.50% (WAC) due 02/25/58◊,3	424,515	405,384
2025-NQM3, 5.53% due 05/25/65[3]	275,257	277,965
Saluda Grade Alternative Mortgage Trust
2025-LOC4, 6.11% (30 Day Average SOFR + 1.75%, Rate Floor: 0.00%) due 06/25/55◊,3	1,256,494	1,258,601
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 4.90% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	1,181,233	1,148,937
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,3	1,164,874	1,147,488
Citigroup Mortgage Loan Trust, Inc.
2022-A, 9.17% due 09/25/62[3,4]	1,108,295	1,111,317
Angel Oak Mortgage Trust
2022-1, 3.29% (WAC) due 12/25/66◊,3	1,173,658	1,051,627
JP Morgan Mortgage Trust
2025-1, 6.00% (WAC) due 06/25/55◊,3	834,637	846,481
COLT Mortgage Loan Trust
2025-3, 5.35% due 03/25/70[3,4]	769,784	774,013
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 3.86% (WAC) due 02/25/61◊,3	662,846	659,620
Soundview Home Loan Trust
2006-OPT5, 4.55% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	649,653	633,617
SG Residential Mortgage Trust
2022-1, 3.68% (WAC) due 03/27/62◊,3	382,419	351,102
Barclays Mortgage Loan Trust
2023-NQM1, 6.03% due 01/25/63[3,4]	341,334	343,443
Ellington Financial Mortgage Trust
2020-2, 1.49% (WAC) due 10/25/65◊,3	223,681	210,311
2020-2, 1.64% (WAC) due 10/25/65◊,3	128,849	121,360
Vista Point Securitization Trust
2025-CES1, 5.81% due 04/25/55[3,4]	311,548	313,568
Mill City Securities Ltd.
2024-RS2, 3.00% due 08/01/69[3,4]	187,207	176,443
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 5.01% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 10/25/35◊	111,632	110,499
Banc of America Funding Trust
2015-R2, 4.53% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 04/29/37◊,3	86,511	86,292
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,3	50,618	50,207
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,3	37,383	35,455
Total Residential Mortgage-Backed Securities		102,941,753

Government Agency - 10.4%
Freddie Mac
5.00% due 12/25/51	12,337,403	12,351,059
5.50% due 12/25/51	3,100,277	3,140,557
5.00% due 04/25/53	2,707,975	2,715,020
5.00% due 11/25/51	2,647,044	2,650,276
5.50% due 07/25/53	2,409,174	2,443,985
5.00% due 10/25/51	2,289,694	2,281,617
5.50% due 04/25/51	1,822,774	1,843,266
5.00% due 03/25/52	1,563,421	1,564,283
5.25% due 04/25/53	1,431,367	1,445,107
5.00% due 02/25/52	976,933	978,264
Fannie Mae
5.00% due 02/25/54	2,851,678	2,853,310
5.00% due 10/25/51	2,770,685	2,773,930
5.00% due 06/25/53	2,715,863	2,721,074
5.50% due 11/25/51	2,683,024	2,716,005
5.00% due 09/25/55	2,735,237	2,713,070
5.00% due 11/25/53	2,563,490	2,565,220
5.00% due 01/25/53	2,378,467	2,383,078
5.50% due 12/25/50	1,786,688	1,804,722
5.00% due 05/25/52	1,403,989	1,405,554
5.00% due 01/25/53	1,399,349	1,402,141
Ginnie Mae
5.25% due 03/20/52	2,091,290	2,112,777
Government National Mortgage Association
5.00% due 01/20/55	1,423,173	1,418,129
Total Government Agency		58,282,444

Commercial Mortgage-Backed Securities - 4.3%
BX Commercial Mortgage Trust
2021-VOLT, 5.92% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,3	9,930,488	9,899,456
2022-LP2, 5.71% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,3	1,855,000	1,852,681
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.06% (1 Month Term SOFR + 1.90%, Rate Floor: 1.54%) due 06/15/38◊,3	2,700,000	2,432,664
WMRK Commercial Mortgage Trust
2022-WMRK, 7.59% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,3	2,100,000	2,105,257
BXHPP Trust
2021-FILM, 5.37% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,3	1,500,000	1,370,327

258 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ULTRA SHORT DURATION FUND

	Face Amount~	Value
MILE Trust
2025-STNE, 5.65% (1 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 07/15/42◊,3	1,350,000	$1,350,422
MHP
2022-MHIL, 5.41% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 01/15/39◊,3	1,200,000	1,200,000
VDCM Commercial Mortgage Trust
2025-AZ, 5.23% (WAC) due 07/13/44◊,3	700,000	707,057
Citigroup Commercial Mortgage Trust
2019-GC41, 1.16% (WAC) due 08/10/56◊,5	22,831,029	672,002
BENCHMARK Mortgage Trust
2019-B14, 0.89% (WAC) due 12/15/62◊,5	30,157,057	629,643
Morgan Stanley Capital I Trust
2018-H3, 0.94% (WAC) due 07/15/51◊,5	33,132,814	579,990
RWC Commercial Mortgage Trust
2025-1, due 06/25/40[3,6]	500,000	499,363
Life Mortgage Trust
2021-BMR, 5.37% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,3	261,660	260,515
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.75% (WAC) due 06/15/51◊,5	19,698,976	240,676
Total Commercial Mortgage-Backed Securities		23,800,053

Total Collateralized Mortgage Obligations
(Cost $186,610,106)		185,024,250

ASSET-BACKED SECURITIES†† - 24.7%
Collateralized Loan Obligations - 17.2%
BCC Middle Market CLO 2019-1 LLC
2025-1A A1RR, 5.72% (3 Month Term SOFR + 1.45%, Rate Floor: 1.45%) due 07/15/36◊,3	10,750,000	10,764,598
BXMT Ltd.
2020-FL2 AS, 5.66% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38◊,3	2,550,000	2,519,472
2020-FL3 AS, 6.51% (1 Month Term SOFR + 2.36%, Rate Floor: 2.36%) due 11/15/37◊,3	2,500,000	2,490,782
2020-FL2 A, 5.41% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,3	797,918	794,322
Cerberus Loan Funding 51 LLC
2025-2A A, 5.64% (3 Month Term SOFR + 1.52%, Rate Floor: 1.52%) due 10/15/37◊,3	5,500,000	5,519,093
Eldridge CLO Ltd.
2025-1A A1, due 10/20/38◊,3	5,500,000	5,500,000
FS Rialto
2021-FL3 B, 6.06% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36◊,3	5,500,000	5,489,267
Golub Capital Partners CLO 54M, LP
2025-54A A1R, 5.80% (3 Month Term SOFR + 1.47%, Rate Floor: 1.47%) due 08/05/37◊,3	5,250,000	5,249,913
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.07% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,3	4,500,000	4,520,679
BRSP Ltd.
2021-FL1 B, 6.15% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,3	4,250,000	4,239,853
Madison Park Funding XLVIII Ltd.
2021-48A B, 6.04% (3 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 04/19/33◊,3	4,000,000	4,002,960
Ares Direct Lending CLO 6 LLC
2025-2A A1, due 10/16/37◊,3	3,800,000	3,800,000
Madison Park Funding LXV Ltd.
2025-65A B, 6.02% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 07/16/38◊,3	2,500,000	2,514,775
JCP Direct Lending CLO 2023-1 LLC
2025-1A A1R, 5.98% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 07/20/37◊,3	2,500,000	2,506,270
CIFC Funding 2013-III-R Ltd.
2025-3RA A2R, 5.52% (3 Month Term SOFR + 1.20%, Rate Floor: 1.20%) due 04/24/31◊,3	2,500,000	2,495,662
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.20% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,3	2,440,774	2,447,495
OWL Rock CLO XXI LLC
2025-21A A, 5.72% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 07/24/34◊,3	2,250,000	2,252,841
Greystone CRE Notes LLC
2025-FL4 A, 5.63% (1 Month Term SOFR + 1.48%, Rate Floor: 1.48%) due 01/15/43◊,3	2,250,000	2,250,849
Cerberus Loan Funding 52 LLC
2025-3A A, 5.49% (3 Month Term SOFR + 1.52%, Rate Floor: 1.52%) due 10/15/37◊,3	2,000,000	2,006,941
Golub Capital Partners CLO 49M Ltd.
2025-49A A1R2, 5.84% (3 Month Term SOFR + 1.52%, Rate Floor: 1.52%) due 07/20/38◊,3	2,000,000	2,003,003
OWL Rock CLO XXII LLC
2025-22A A, 5.42% (3 Month Term SOFR + 1.47%, Rate Floor: 1.47%) due 10/20/37◊,3	2,000,000	2,002,786

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 259

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ULTRA SHORT DURATION FUND

	Face Amount~	Value
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.28% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,3	1,919,118	$1,924,867
Madison Park Funding LIII Ltd.
2022-53A B, 6.08% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,3	1,750,000	1,749,808
Hlend CLO LLC
2025-4A B, 6.07% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 08/15/37◊,3	1,050,000	1,046,465
2025-3A A, 5.67% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 01/20/37◊,3	500,000	500,632
PFP Ltd.
2025-12 A, 5.63% (1 Month Term SOFR + 1.49%, Rate Floor: 1.49%) due 12/18/42◊,3	1,500,000	1,500,488
Neuberger Berman Loan Advisers CLO 47 Ltd.
2025-47A BR, due 04/16/35◊,3	1,400,000	1,400,000
Cerberus Loan Funding 50 LLC
2025-1A A, 5.97% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 07/15/37◊,3	1,350,000	1,358,885
Owl Rock CLO VII LLC
2025-7A AR, 5.73% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 04/20/38◊,3	1,350,000	1,343,250
Golub Capital Partners CLO 16M-R3
2025-16A A1R3, 5.95% (3 Month Term SOFR + 1.63%, Rate Floor: 1.63%) due 08/09/39◊,3	900,000	885,346
2025-16A A2R3, 6.07% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/09/39◊,3	400,000	400,670
BSPDF Issuer LLC
2025-FL2 A, 5.85% (1 Month Term SOFR + 1.52%, Rate Floor: 1.52%) due 12/15/42◊,3	1,250,000	1,249,771
AGL CLO 42 Ltd.
2025-42A B, 5.92% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 07/22/38◊,3	1,000,000	1,003,740
BDS LLC
2025-FL15 AS, 5.78% (1 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 03/19/43◊,3	1,000,000	1,000,855
STWD Ltd.
2021-FL2 B, 6.05% (1 Month Term SOFR + 1.91%, Rate Floor: 1.80%) due 04/18/38◊,3	1,000,000	998,647
Greystone Commercial Real Estate Notes
2021-FL3 B, 5.92% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/15/39◊,3	1,000,000	997,216
TRTX Issuer Ltd.
2025-FL6 A, 5.67% (1 Month Term SOFR + 1.54%, Rate Floor: 1.54%) due 09/18/42◊,3	900,000	898,514
BSPRT Issuer LLC
2025-FL12 A, due 01/17/43◊,3	900,000	898,388
Neuberger Berman CLO 32R Ltd.
2025-32RA A, 5.64% (3 Month Term SOFR + 1.31%, Rate Floor: 1.31%) due 07/20/39◊,3	500,000	500,897
2025-32RA B, 5.98% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 07/20/39◊,3	300,000	300,819
Madison Park Funding LXXI Ltd.
2025-71A B, 5.77% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 04/23/38◊,3	550,000	549,175
CIFC Funding Ltd.
2022-1A B, 6.12% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 04/17/35◊,3	500,000	500,760
FS Rialto Issuer LLC
2025-FL10 AS, 5.73% (1 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 08/19/42◊,3	150,000	149,323
Total Collateralized Loan Obligations		96,530,077

Transport-Container - 2.0%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[3]	4,476,875	4,133,753
Triton Container Finance IX LLC
2025-1A, 5.43% due 06/20/50[3]	2,639,250	2,671,348
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[3]	1,330,000	1,239,131
2020-1A, 2.73% due 08/21/45[3]	393,262	378,324
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[3]	1,633,899	1,509,698
CLI Funding IX LLC
2025-1A, 5.35% due 06/20/50[3]	1,072,042	1,086,736
Total Transport-Container		11,018,990

Whole Business - 1.7%
Domino’s Pizza Master Issuer LLC
2018-1A, 4.33% due 07/25/48[3]	4,254,275	4,243,096
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[3]	3,193,125	3,083,637
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[3]	1,329,750	1,283,742
SERVPRO Master Issuer LLC
2019-1A, 3.88% due 10/25/49[3]	942,500	933,370
Total Whole Business		9,543,845

Net Lease - 1.4%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[3]	5,852,143	5,587,101

260 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ULTRA SHORT DURATION FUND

	Face Amount~	Value
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[3]	2,120,507	1,638,132
STORE Master Funding LLC
2025-1A, 4.95% due 10/20/55[3]	800,000	801,304
Total Net Lease		8,026,537

Financial - 1.1%
Station Place Securitization Trust
2025-SP2, 5.31% (1 Month Term SOFR + 1.15%, Rate Floor: 1.15%) due 09/25/26◊,†††,3	2,700,000	2,700,000
2025-SP1, 5.57% (1 Month Term SOFR + 1.30%, Rate Floor: 0.00%) due 07/02/26◊,†††,3	900,000	900,000
2024-SP2, 5.87% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 07/12/26◊,†††,3	900,000	900,000
2024-SP4, 5.45% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,3	675,000	675,000
2024-SP3, 5.45% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,3	325,000	325,000
HarbourVest Partners LLC
6.57% (3 Month Term SOFR + 2.55%, Rate Floor: 2.55%) due 09/15/30◊	600,000	600,000
Total Financial		6,100,000

Single Family Residence - 0.7%
STAR Trust
2025-SFR6, 5.55% (1 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 08/17/42◊,3	2,750,000	2,755,735
Tricon Residential Trust
2025-SFR1, 5.25% (1 Month Term SOFR + 1.10%, Rate Floor: 1.10%) due 03/17/42◊,3	994,858	996,762
Total Single Family Residence		3,752,497

Infrastructure - 0.6%
Vantage Data Centers LLC
2025-1A, 5.13% due 08/15/55[3]	1,350,000	1,356,838
QTS Issuer ABS I LLC
2025-1A, 5.44% due 05/25/55[3]	1,300,000	1,327,751
Stack Infrastructure Issuer LLC
2025-1A, 5.00% due 05/25/50[3]	700,000	697,083
Total Infrastructure		3,381,672

Unsecured Consumer Loans - 0.0%
Service Experts Issuer LLC
2025-1A, 5.38% due 01/20/37[3]	288,791	289,784
Total Asset-Backed Securities
(Cost $140,113,899)		138,643,402

CORPORATE BONDS†† - 18.2%
Financial - 10.1%
Brighthouse Financial Global Funding
5.55% due 04/09/27[3]	3,900,000	3,965,436
AEGON Funding Company LLC
5.50% due 04/16/27[3]	3,750,000	3,815,587
Enstar Group Ltd.
4.95% due 06/01/29	2,700,000	2,725,153
Macquarie Bank Ltd.
5.27% due 07/02/27[3]	2,600,000	2,660,040
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[3]	2,650,000	2,595,752
Societe Generale S.A.
5.52% due 01/19/28[3,7]	1,300,000	1,317,394
5.81% (SOFR + 1.42%) due 05/22/29◊,3	1,200,000	1,208,354
Morgan Stanley Bank North America
5.88% due 10/30/26	2,400,000	2,446,916
Lloyds Banking Group plc
5.09% due 11/26/28[7]	2,300,000	2,340,957
Barclays plc
4.48% due 11/11/29[7]	1,350,000	1,352,385
4.94% due 09/10/30[7]	850,000	862,635
American National Group, Inc.
5.00% due 06/15/27	2,150,000	2,167,659
CNO Global Funding
5.88% due 06/04/27[3]	1,660,000	1,703,037
4.88% due 12/10/27[3]	450,000	455,814
HSBC Holdings plc
5.13% due 11/19/28[7]	2,100,000	2,137,436
F&G Global Funding
5.88% due 01/16/30[3]	2,000,000	2,077,417
Nationwide Building Society
4.65% due 07/14/29[3,7]	2,000,000	2,016,341
BPCE S.A.
5.72% due 01/18/30[3,7]	1,800,000	1,861,469
Fortitude Global Funding
4.63% due 10/06/28[3]	1,750,000	1,751,105
Athene Global Funding
5.03% due 07/17/30[3]	1,350,000	1,371,587
Santander UK Group Holdings plc
4.86% due 09/11/30[7]	1,300,000	1,314,774
Jackson National Life Global Funding
4.70% due 06/05/28[3]	1,300,000	1,314,647
GA Global Funding Trust
1.63% due 01/15/26[3]	1,300,000	1,289,509
VICI Properties Limited Partnership / VICI Note Company, Inc.
4.63% due 12/01/29[3]	1,300,000	1,287,196
LPL Holdings, Inc.
5.70% due 05/20/27	1,200,000	1,222,624
OneMain Finance Corp.
3.50% due 01/15/27	1,150,000	1,123,921
Standard Chartered plc
5.55% due 01/21/29[3,7]	1,000,000	1,024,337

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 261

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ULTRA SHORT DURATION FUND

	Face Amount~	Value
Citigroup, Inc.
5.62% (SOFR + 1.17%) due 09/11/31◊	1,000,000	$1,001,250
Starwood Property Trust, Inc.
5.25% due 10/15/28[3]	1,000,000	1,000,289
United Wholesale Mortgage LLC
5.75% due 06/15/27[3]	1,000,000	999,442
Lincoln Financial Global Funding
4.63% due 05/28/28[3]	900,000	909,243
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[3]	700,000	676,329
NatWest Group plc
5.49% (SOFR + 1.10%) due 05/23/29◊	650,000	652,701
Brown & Brown, Inc.
4.60% due 12/23/26	600,000	603,141
CrossCountry Intermediate HoldCo LLC
6.50% due 10/01/30[3]	500,000	501,840
UWM Holdings LLC
6.25% due 03/15/31[3]	500,000	497,619
Encore Capital Group, Inc.
6.63% due 04/15/31[3]	250,000	249,272
Total Financial		56,500,608

Consumer, Non-cyclical - 1.9%
HCA, Inc.
5.00% due 03/01/28	2,250,000	2,291,406
Triton Container International Ltd.
2.05% due 04/15/26[3]	2,200,000	2,172,320
Avantor Funding, Inc.
4.63% due 07/15/28[3]	1,400,000	1,377,121
Williams Scotsman, Inc.
4.63% due 08/15/28[3]	1,400,000	1,376,466
GXO Logistics, Inc.
6.25% due 05/06/29	1,300,000	1,365,208
Element Fleet Management Corp.
6.27% due 06/26/26[3]	1,200,000	1,215,527
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[3]	700,000	681,978
Total Consumer, Non-cyclical		10,480,026

Industrial - 1.4%
Silgan Holdings, Inc.
1.40% due 04/01/26[3]	2,350,000	2,313,067
Vontier Corp.
1.80% due 04/01/26	2,150,000	2,120,301
Jabil, Inc.
1.70% due 04/15/26	650,000	641,281
4.25% due 05/15/27	600,000	600,049
Berry Global, Inc.
1.65% due 01/15/27	1,100,000	1,065,565
Enviri Corp.
5.75% due 07/31/27[3]	700,000	694,322
Weir Group plc
2.20% due 05/13/26[3]	440,000	432,982
Total Industrial		7,867,567

Technology - 1.4%
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	4,300,000	4,218,412
Microchip Technology, Inc.
4.90% due 03/15/28	2,200,000	2,232,287
Oracle Corp.
4.45% due 09/26/30	1,400,000	1,399,313
Total Technology		7,850,012

Consumer, Cyclical - 1.1%
Polaris, Inc.
6.95% due 03/15/29	1,300,000	1,380,010
Carnival Corp.
5.13% due 05/01/29[3]	1,300,000	1,300,000
LG Energy Solution Ltd.
5.25% due 04/02/28[3]	1,000,000	1,018,663
Newell Brands, Inc.
8.50% due 06/01/28[3]	950,000	1,004,849
VOC Escrow Ltd.
5.00% due 02/15/28[3]	650,000	648,232
LG Energy Solution Ltd.
5.38% due 07/02/29	450,000	460,495
Caesars Entertainment, Inc.
4.63% due 10/15/29[3]	200,000	191,281
Total Consumer, Cyclical		6,003,530

Energy - 0.8%
CVR Energy, Inc.
5.75% due 02/15/28[3]	1,400,000	1,378,477
Cheniere Energy Partners, LP
4.50% due 10/01/29	1,300,000	1,295,836
DT Midstream, Inc.
4.13% due 06/15/29[3]	1,300,000	1,268,363
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.88% due 01/15/29	500,000	509,342
Total Energy		4,452,018

Utilities - 0.6%
NextEra Energy Capital Holdings, Inc.
4.69% due 09/01/27	1,800,000	1,819,574
NRG Energy, Inc.
4.45% due 06/15/29[3]	1,300,000	1,289,067
Pinnacle West Capital Corp.
4.90% due 05/15/28	450,000	457,156
Total Utilities		3,565,797

Communications - 0.6%
T-Mobile USA, Inc.
2.63% due 04/15/26	1,600,000	1,586,920
2.25% due 02/15/26	600,000	595,286
NTT Finance Corp.
4.62% due 07/16/28[3]	1,350,000	1,363,349
Total Communications		3,545,555

262 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ULTRA SHORT DURATION FUND

	Face Amount~	Value
Basic Materials - 0.3%
Kaiser Aluminum Corp.
4.63% due 03/01/28[3]	1,400,000	$1,384,322
Compass Minerals International, Inc.
8.00% due 07/01/30[3]	550,000	574,848
Total Basic Materials		1,959,170

Total Corporate Bonds
(Cost $101,930,630)		102,224,283

FOREIGN GOVERNMENT DEBT†† - 9.8%
Israel Government International Bond
0.50% due 02/27/26	ILS 91,000,000	27,113,924
Government of Japan
0.42% due 12/08/25	JPY 3,980,000,000	26,891,951
Eagle Funding Luxco SARL
5.50% due 08/17/30[3]	700,000	710,192
Total Foreign Government Debt
(Cost $54,430,767)		54,716,067

SENIOR FLOATING RATE INTERESTS††,◊ - 1.2%
Industrial - 0.3%
SkyMiles IP Ltd.
due 10/20/28	1,400,000	1,400,182
TransDigm, Inc.
6.25% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/22/30	350,000	349,580
Total Industrial		1,749,762

Consumer, Non-cyclical - 0.3%
Bombardier Recreational Products, Inc.
due 12/13/29	850,000	850,264
Option Care Health, Inc.
due 09/16/32	700,000	698,831
Total Consumer, Non-cyclical		1,549,095

Financial - 0.2%
Jane Street Group LLC
6.20% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/15/31	1,138,309	1,128,827

Energy - 0.1%
Buckeye Partners, LP
due 11/22/32	500,000	500,180
Meade Pipeline Co. LLC
6.00% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 09/22/32	250,000	249,687
Whitewater Whistler Holdings LLC
due 02/15/30	125,000	124,625
Total Energy		874,492

Basic Materials - 0.1%
Novelis Holdings, Inc.
5.75% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 03/11/32	650,000	650,956

Consumer, Cyclical - 0.1%
Peer Holding III BV
due 09/25/32	600,000	600,000

Communications - 0.1%
Outfront Media Capital LLC
due 09/16/32	400,000	399,752
Total Senior Floating Rate Interests
(Cost $6,957,445)		6,952,884

U.S. TREASURY BILLS†† - 0.2%
U.S. Treasury Bills
3.95% due 10/23/25[8]	1,182,000	1,179,091
Total U.S. Treasury Bills
(Cost $1,179,069)		1,179,091

REPURCHASE AGREEMENTS††,9 - 3.7%
BofA Securities, Inc.
issued 09/30/25 at 4.19% due 10/01/25	7,994,000	7,994,000
BNP Paribas
issued 09/30/25 at 4.20% due 10/01/25	6,994,750	6,994,750
J.P. Morgan Securities LLC
issued 09/30/25 at 4.20% due 10/01/25	4,996,250	4,996,250
Bank of Montreal
issued 09/30/25 at 4.18% due 10/01/25	999,250	999,250
Total Repurchase Agreements
(Cost $20,984,250)		20,984,250

Total Investments - 103.6%
(Cost $583,514,035)		$581,673,816
Other Assets & Liabilities, net - (3.6)%		(20,160,388)
Total Net Assets - 100.0%		$561,513,428

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 263

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ULTRA SHORT DURATION FUND

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.33%	Annually	09/23/27	$20,000,000	$23,642	$346	$23,296
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.85%	Annually	11/27/39	1,000,000	(833)	293	(1,126)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.29%	Annually	09/08/30	5,000,000	(5,021)	(2,405)	(2,616)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.26%	Annually	09/08/28	20,000,000	(16,083)	(7,305)	(8,778)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.88%	Annually	07/22/35	5,000,000	(94,326)	333	(94,659)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.58%	Annually	07/22/30	12,500,000	(102,682)	342	(103,024)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.83%	Annually	11/27/31	8,200,000	(168,569)	307	(168,876)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.87%	Annually	11/27/29	9,000,000	(171,516)	283	(171,799)
								$(535,388)	$(7,806)	$(527,582)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Citibank, N.A.	iShares Core S&P 500 ETF	Receive	4.85% (Federal Funds Rate + 0.76%)	At Maturity	01/12/26	38,000	$25,433,400	$(317,300)
Toronto-Dominion Bank	SPDR S&P 500 ETF Trust	Receive	4.86% (Federal Funds Rate + 0.77%)	At Maturity	01/26/26	40,000	26,647,200	(325,200)
							$52,080,600	$(642,500)

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Toronto-Dominion Bank	JPY	Sell	3,980,000,000	27,246,576 USD	12/08/25	$141,586
Goldman Sachs International	ILS	Sell	91,453,753	27,274,389 USD	02/27/26	(414,075)
						$(272,489)

264 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ULTRA SHORT DURATION FUND

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2025.
[2]	Rate indicated is the 7-day yield as of September 30, 2025.
[3]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $319,714,325 (cost $322,082,803), or 56.9% of total net assets.

[4]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at September 30, 2025. See table below for additional step information for each security.

[5]	Security is an interest-only strip.
[6]	Security is unsettled at period end and may not have a stated effective rate.
[7]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[8]	Rate indicated is the effective yield at the time of purchase.
[9]

Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA — Bank of America
CME — Chicago Mercantile Exchange
ILS — Israeli New Shekel
JPY — Japanese Yen
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 265

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ULTRA SHORT DURATION FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$52,080,600	$—	$—	$52,080,600
Money Market Fund	19,868,989	—	—	19,868,989
Collateralized Mortgage Obligations	—	185,024,250	—	185,024,250
Asset-Backed Securities	—	133,143,402	5,500,000	138,643,402
Corporate Bonds	—	102,224,283	—	102,224,283
Foreign Government Debt	—	54,716,067	—	54,716,067
Senior Floating Rate Interests	—	6,952,884	—	6,952,884
U.S. Treasury Bills	—	1,179,091	—	1,179,091
Repurchase Agreements	—	20,984,250	—	20,984,250
Interest Rate Swap Agreements**	—	23,296	—	23,296
Forward Foreign Currency Exchange Contracts**	—	141,586	—	141,586
Total Assets	$71,949,589	$504,389,109	$5,500,000	$581,838,698

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$550,878	$—	$550,878
Forward Foreign Currency Exchange Contracts**	—	414,075	—	414,075
Equity Index Swap Agreements**	—	642,500	—	642,500
Total Liabilities	$—	$1,607,453	$—	$1,607,453

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Barclays Mortgage Loan Trust 2023-NQM1, 6.03% due 01/25/63	7.03%	04/01/27	—	—
BRAVO Residential Funding Trust 2025-CES2, 4.96% due 07/26/55	5.96%	08/01/29	—	—
BRAVO Residential Funding Trust 2025-NQM1, 5.81% due 12/25/64	6.81%	01/01/29	—	—
BRAVO Residential Funding Trust 2025-CES1, 5.70% due 02/25/55	6.70%	03/01/29	—	—
BRAVO Residential Funding Trust 2024-NQM1, 5.94% due 12/01/63	6.94%	01/01/28	—	—
BRAVO Residential Funding Trust 2025-NQM8, 5.08% due 06/25/65	6.08%	08/01/29	—	—
BRAVO Residential Funding Trust 2024-NQM5, 6.16% due 06/25/64	7.16%	07/01/28	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 9.17% due 09/25/62	10.17%	08/25/26	—	—
COLT Mortgage Loan Trust 2025-3, 5.35% due 03/25/70	6.35%	02/01/29	—	—

266 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
ULTRA SHORT DURATION FUND

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
EFMT 2025-CES4, 5.43% due 06/25/60	6.43%	07/01/29	—	—
GCAT Trust 2025-NQM2, 5.60% due 04/25/70	6.60%	06/26/29	—	—
GS Mortgage-Backed Securities Trust 2025-NQM3, 5.14% due 11/25/65	6.14%	08/01/29	—	—
HOMES Trust 2025-AFC2, 5.47% due 06/25/60	6.47%	06/01/29	—	—
HOMES Trust 2025-AFC3, 4.93% due 08/25/60	10.17%	09/01/29	—	—
Legacy Mortgage Asset Trust 2021-GS5, 5.25% due 07/25/67	6.25%	11/25/25	—	—
LHOME Mortgage Trust 2024-RTL5, 5.32% due 09/25/39	6.32%	03/25/27	—	—
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69	6.00%	12/01/27	—	—
OBX Trust 2025-NQM2, 5.75% due 11/25/64	6.75%	01/01/29	—	—
OBX Trust 2025-NQM10, 5.45% due 05/25/65	6.45%	05/01/29	—	—
OBX Trust 2025-NQM13, 5.44% due 05/25/65	6.44%	07/01/29	—	—
OBX Trust 2024-NQM18, 5.87% due 10/25/64	6.87%	11/01/28	—	—
PRPM LLC 2025-7, 5.50% due 08/25/30	8.50%	08/01/28	9.50%	08/01/29
PRPM LLC 2025-RCF3, 5.25% due 07/25/55	6.25%	07/01/29	—	—
PRPM LLC 2025-5, 5.73% due 07/25/30	8.73%	07/01/28	9.73%	07/01/29
PRPM LLC 2025-6, 5.77% due 08/25/28	8.77%	08/01/28	9.77%	08/01/29
RCKT Mortgage Trust 2025-CES7, 5.38% due 07/25/55	6.38%	07/01/29	—	—
RCKT Mortgage Trust 2025-CES6, 5.47% due 06/25/55	6.47%	06/01/29	—	—
RCKT Mortgage Trust 2025-CES5, 5.69% due 05/25/55	6.69%	05/01/29	—	—
Towd Point Mortgage Trust 2025-FIX1, 4.97% due 07/25/45	5.97%	09/01/29	—	—
Verus Securitization Trust 2025-5, 5.43% due 06/25/70	6.43%	06/01/29	—	—
Verus Securitization Trust 2025-7, 5.13% due 08/25/70	6.13%	08/01/29	—	—
Verus Securitization Trust 2024-9, 5.89% due 11/25/69	6.89%	12/01/28	—	—
Verus Securitization Trust 2025-2, 5.31% due 03/25/70	6.31%	03/01/29	—	—
Vista Point Securitization Trust 2025-CES1, 5.81% due 04/25/55	6.81%	03/01/29	—	—

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 267

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2025
ULTRA SHORT DURATION FUND

At September 30, 2025, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BofA Securities, Inc.			U.S. Treasury Notes
4.19%			3.63% - 3.75%
Due 10/01/25	$7,994,000	$7,994,930	Due 08/31/29 - 06/30/30	$8,076,400	$8,153,962
BNP Paribas			U.S. Treasury Strips
4.20%			0.00%
Due 10/01/25	6,994,750	6,995,566	Due 02/15/36 - 02/15/52	20,218,400	7,135,480
J.P. Morgan Securities LLC			U.S. Treasury Notes
4.20%			4.25% - 4.63%
Due 10/01/25	4,996,250	4,996,833	Due 06/30/29 - 04/30/31	4,804,700	5,096,776
Bank of Montreal			U.S. Treasury Bond
4.18%			2.38%
Due 10/01/25	999,250	999,366	Due 11/15/49	1,533,700	1,019,408

268 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ULTRA SHORT DURATION FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025

Assets:
Investments, at value (cost $562,529,785)	$560,689,566
Repurchase agreements, at value (cost $20,984,250)	20,984,250
Segregated cash with broker	350,000
Unamortized upfront premiums paid on interest rate swap agreements	1,904
Unrealized appreciation on forward foreign currency exchange contracts	141,586
Prepaid expenses	47,199
Receivables:
Securities sold	9,390,644
Interest	2,991,985
Fund shares sold	2,015,788
Swap settlement	10,565
Total assets	596,623,487

Liabilities:
Overdraft due to custodian bank	27,710
Segregated cash due to broker	44,192
Unamortized upfront premiums received on interest rate swap agreements	9,710
Unrealized depreciation on OTC swap agreements	642,500
Unrealized depreciation on forward foreign currency exchange contracts	414,075
Payable for:
Securities purchased	32,972,482
Fund shares redeemed	470,164
Distributions to shareholders	263,484
Variation margin on interest rate swap agreements	70,447
Transfer agent/maintenance fees	21,388
Fund accounting/administration fees	17,333
Distribution and service fees	15,106
Management fees	3,306
Trustees’ fees*	2,465
Miscellaneous	135,697
Total liabilities	35,110,059
Net assets	$561,513,428

Net assets consist of:
Paid in capital	$570,200,714
Total distributable earnings (loss)	(8,687,286)
Net assets	$561,513,428
Class A:
Net assets	$79,270,017
Capital shares outstanding	7,878,013
Net asset value per share	$10.06
Institutional Class:
Net assets	$482,243,411
Capital shares outstanding	47,911,287
Net asset value per share	$10.07

STATEMENT OF OPERATIONS
Year Ended September 30, 2025

Investment Income:
Dividends	$90,148
Interest	23,085,954
Total investment income	23,176,102

Expenses:
Management fees	1,220,887
Distribution and service fees:
Class A	184,467
Transfer agent and administrative fees	12,001
Transfer agent/maintenance fees:
Class A	53,957
Institutional Class	236,379
Fund accounting/administration fees	156,070
Professional fees	78,477
Custodian fees	24,080
Trustees’ fees*	29,582
Line of credit fees	442
Miscellaneous	100,071
Recoupment of previously waived fees:
Class A	28,821
Institutional Class	9,590
Total expenses	2,134,824
Less:
Expenses reimbursed by Adviser:
Class A	(64,541)
Institutional Class	(206,929)
Expenses waived by Adviser	(46,555)
Earning credits applied	(31,097)
Total waived/reimbursed expenses	(349,122)
Net expenses	1,785,702
Net investment income	21,390,400

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	48,625
Swap agreements	940,172
Foreign currency transactions	38,631
Net realized gain	1,027,428
Net change in unrealized appreciation (depreciation) on:
Investments	4,215,457
Swap agreements	(1,774,752)
Forward foreign currency exchange contracts	(272,489)
Foreign currency translations	1,037
Net change in unrealized appreciation (depreciation)	2,169,253
Net realized and unrealized gain	3,196,681
Net increase in net assets resulting from operations	$24,587,081

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 269

ULTRA SHORT DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$21,390,400	$23,452,943
Net realized gain on investments	1,027,428	2,626,824
Net change in unrealized appreciation (depreciation) on investments	2,169,253	14,534,043
Net increase in net assets resulting from operations	24,587,081	40,613,810

Distributions to shareholders:
Class A	(3,231,204)	(4,254,223)
Institutional Class	(18,953,215)	(22,827,310)
Total distributions to shareholders	(22,184,419)	(27,081,533)

Capital share transactions:
Proceeds from sale of shares
Class A	47,231,230	9,023,891
Institutional Class	263,279,574	119,245,603
Distributions reinvested
Class A	3,194,234	4,193,730
Institutional Class	15,523,148	18,382,654
Cost of shares redeemed
Class A	(50,363,254)	(32,872,998)
Institutional Class	(236,256,972)	(130,583,325)
Net increase (decrease) from capital share transactions	42,607,960	(12,610,445)
Net increase in net assets	45,010,622	921,832

Net assets:
Beginning of year	516,502,806	515,580,974
End of year	$561,513,428	$516,502,806

Capital share activity:
Shares sold
Class A	4,705,976	909,121
Institutional Class	26,250,212	12,052,468
Shares issued from reinvestment of distributions
Class A	318,492	423,959
Institutional Class	1,547,227	1,857,271
Shares redeemed
Class A	(5,023,079)	(3,334,055)
Institutional Class	(23,575,995)	(13,207,350)
Net increase (decrease) in shares	4,222,833	(1,298,586)

270 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ULTRA SHORT DURATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$10.02	$9.75	$9.60	$9.97	$9.98
Income (loss) from investment operations:
Net investment income (loss)[a]	.42	.44	.37	.12	.06
Net gain (loss) on investments (realized and unrealized)	.06	.34	.23	(.37)	—
Total from investment operations	.48	.78	.60	(.25)	.06
Less distributions from:
Net investment income	(.44)	(.51)	(.45)	(.12)	(.07)
Total distributions	(.44)	(.51)	(.45)	(.12)	(.07)
Net asset value, end of period	$10.06	$10.02	$9.75	$9.60	$9.97

Total Return[b]	4.88%	8.16%	6.32%	(2.49%)	0.62%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$79,270	$78,904	$96,348	$132,518	$188,416
Ratios to average net assets:
Net investment income (loss)	4.17%	4.43%	3.80%	1.18%	0.63%
Total expenses[c]	0.70%	0.63%	0.68%	0.65%	0.63%
Net expenses[d,e,f]	0.59%	0.59%	0.59%	0.59%	0.59%
Portfolio turnover rate	54%	10%	2%	24%	122%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 271

ULTRA SHORT DURATION FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Institutional Class	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$10.02	$9.75	$9.59	$9.97	$9.98
Income (loss) from investment operations:
Net investment income (loss)[a]	.44	.46	.39	.14	.09
Net gain (loss) on investments (realized and unrealized)	.07	.34	.24	(.37)	—
Total from investment operations	.51	.80	.63	(.23)	.09
Less distributions from:
Net investment income	(.46)	(.53)	(.47)	(.15)	(.10)
Total distributions	(.46)	(.53)	(.47)	(.15)	(.10)
Net asset value, end of period	$10.07	$10.02	$9.75	$9.59	$9.97

Total Return	5.21%	8.43%	6.70%	(2.34%)	0.87%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$482,243	$437,599	$419,233	$617,601	$882,047
Ratios to average net assets:
Net investment income (loss)	4.42%	4.68%	4.03%	1.44%	0.88%
Total expenses[c]	0.39%	0.35%	0.39%	0.36%	0.34%
Net expenses[d,e,f]	0.33%	0.33%	0.34%	0.34%	0.34%
Portfolio turnover rate	54%	10%	2%	24%	122%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	09/30/25	09/30/24	09/30/23	09/30/22	09/30/21
Class A	0.04%	0.00%*	0.00%*	0.01%	0.00%*
Institutional Class	0.00%*	0.00%*	0.00%*	0.01%	0.01%

*	Less than 0.01%.

[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	09/30/25	09/30/24	09/30/23	09/30/22	09/30/21
Class A	0.58%	0.58%	0.58%	0.58%	0.58%
Institutional Class	0.33%	0.33%	0.33%	0.33%	0.33%

272 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company. The Trust may issue an unlimited number of authorized shares. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds”). The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of six separate classes of shares: Class A shares, Class C shares, Class P shares, Class R6 shares, SMA Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of Class A shares. Class A shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. Class A share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. Class C shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Class C shares of each Fund automatically convert to Class A shares of the same Fund on or about the 10th day of the month following the 8-year anniversary of the purchase of the Class C shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of Class A shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. Class R6 shares are offered primarily through qualified retirement and benefit plans. Class R6 shares are also offered through certain other plans and platforms sponsored by financial intermediaries. Certain institutional investors and others deemed appropriate by Guggenheim Investments (“GI” or the “Adviser”) may also be eligible to purchase Class R6 shares subject to a $2 million minimum initial investment. SMA Class shares may be purchased only by or on behalf of “wrap” account clients where Guggenheim Investments or an affiliate thereof has an agreement to serve as investment adviser or sub-adviser to the account with the wrap program sponsor (typically a registered investment adviser, bank or broker-dealer) or directly with the client. Certain other funds in the Guggenheim complex may also be eligible to purchase SMA Class shares. At September 30, 2025, SMA Class shares were only offered for Active INvestment Series (GAINS) - Core Plus Fund and Active INvestment Series (GAINS) - Limited Duration Fund. At September 30, 2025 the Trust consisted of ten Funds.

Class A, Class C, Class P, Institutional Class and Class R6 shares of High Yield Fund are subject to a 2% redemption fee when shares are redeemed or exchanged within 90 days of purchase.

This report covers the following Funds:

Fund Name	Diversification Status
Active INvestment Series (GAINS) - Core Plus Fund	Diversified
Active INvestment Series (GAINS) - Limited Duration Fund	Diversified
Core Bond Fund	Diversified
Floating Rate Strategies Fund	Diversified
High Yield Fund	Diversified
Limited Duration Fund	Diversified
Macro Opportunities Fund	Diversified
Municipal Income Fund	Diversified
Total Return Bond Fund	Diversified
Ultra Short Duration Fund	Diversified

At September 30, 2025, Class A, Class C, Class P, Institutional Class, Class R6 and SMA Class shares have been issued by the Funds.

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services to the Funds. Prior to November 29, 2024, Security Investors, LLC (“SI”) an affiliate of GPIM, provided advisory services to Core Bond Fund, High Yield Fund and Municipal Income Fund and GPIM served as investment sub-adviser to Municipal Income Fund. In connection with an internal realignment of Guggenheim Investments’ lines of business, effective on November 29, 2024, GPIM replaced SI as the Adviser for each such Fund. Guggenheim Funds Distributors, LLC (“GFD”) serves as the distributor for the Trust. GI and GFD are affiliated entities.

Consolidation of Subsidiary

The consolidated financial statements of the Macro Opportunities Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Macro Opportunities Fund. The Notes to Financial Statements presented herein are consolidated with respect to Macro Opportunities Fund and include the accounts of the Subsidiary.

The Macro Opportunities Fund may invest up to 25% of its total assets in its Subsidiary, which is intended to provide the Fund with exposure to certain investments consistent with the Fund’s investment objective and policies while enabling the Fund to satisfy source-of- income requirements that apply to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

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NOTES TO FINANCIAL STATEMENTS (continued)

A summary of Macro Opportunities Fund’s investment in its Subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at September 30, 2025	% of Net Assets of the Fund at September 30, 2025
Macro Opportunities Fund	01/08/15	$57,767,836	0.65%

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each share class of each Fund is calculated by dividing the current value of the Fund’s securities and other assets, less all liabilities attributable to the share class by the number of outstanding shares of the share class on the specified date.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services. If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or

274 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.

U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

CLOs, CDOs, MBS, ABS, and other structured finance securities are generally valued using an independent third-party pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and listed closed-end investment companies are generally valued at the last quoted sale price.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using a price provided by a pricing service.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Interest rate swap agreements entered into by a Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

Typically, loans are valued using information provided by an independent third-party pricing service that uses broker quotes, among other inputs. If the independent third-party pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser. Funds that invest in loans or asset-backed securities as part of their investment strategies may have a significant amount of these instruments that are fair valued by the Adviser.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. E.T. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts

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NOTES TO FINANCIAL STATEMENTS (continued)

(“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by an independent third-party pricing service in valuing foreign securities.

A Fund may also fair value securities and assets when a significant event is deemed to have occurred after the time of a market quotation including for securities and assets traded on foreign markets and securities and assets for which market quotations are provided by independent third-party pricing services as of a time that is prior to the time when the Funds determine their NAV. There can be no assurance in each case that significant events will be identified.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services pursuant to the processes set forth in the Valuation Designee Procedures. Valuations provided by the independent third-party pricing services are generally based on methods designed to approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset. When providing valuations to the Funds, independent third-party pricing services use various inputs, methods, models and assumptions, which may include information provided by broker-dealers and other market makers. Independent third-party pricing services face the same challenges as the Funds in valuing securities and assets and may rely on limited available information. If the independent third-party pricing service cannot or does not provide a valuation for a particular investment, or such valuation is deemed unreliable, such investment is fair valued by the Adviser. A Fund may also use third-party service providers to model certain securities to determine fair market value. While a Fund’s use of fair valuation is intended to result in calculation of NAV that fairly reflects values of the Fund’s portfolio securities as of the time of pricing, a Fund cannot guarantee that any fair valuation will, in fact, approximate the amount the Fund would actually realize upon the sale of the securities in question.

Quotes from broker-dealers (i.e., prices provided by a broker-dealer or other market participant, which may or may not be committed to trade at that price), adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value a Fund’s assets. Quotes from broker-dealers and vendor prices based on broker quotes can vary in terms of depth (e.g., provided by a single broker-dealer) and frequency (e.g., provided on a daily, weekly, or monthly basis, or any other regular or irregular interval). Although quotes from broker-dealers and vendor prices based on broker quotes are typically received from established market participants, a Fund may not have the transparency to view the underlying inputs which support such quotes. Significant changes in a quote from a broker-dealer would generally result in significant changes in the fair value of the security.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Funds’ Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these securities is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recognized as a component of Interest on the Funds’ Statements of Operations, even though principal is not received until maturity.

(c) Senior Floating Rate Interests and Loan Investments

Senior floating rate interests in which the Trust invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Funds’ Schedules of Investments.

The Funds invest in loans and other similar debt obligations (“obligations”). A portion of the Funds’ investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors. The Funds may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. Many new, restructured or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i) imposing

276 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Funds may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Funds are subject to other risks associated with investments in (or exposure to) obligations, including that obligations may not be considered “securities” and, as a result, the Funds may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

(d) Interest on When-Issued Securities

The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Funds on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

(e) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(f) Options

Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

The Fund may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the options. The swaptions are forward premium swaptions which have extended settlement dates.

(g) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

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NOTES TO FINANCIAL STATEMENTS (continued)

(h) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(i) Forward Foreign Currency Exchange Contracts

The change in value of a forward foreign currency exchange contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(j) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(k) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of September 30, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(l) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on

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mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Income from residual collateralized loan obligations is recognized using the effective interest method. At the time of purchase, management estimates the future expected cash flows and determines the effective yield and estimated maturity date based on the estimated cash flows. Subsequent to the purchase, the estimated cash flows are updated periodically and a revised yield is calculated prospectively.

Certain Funds may receive other income from investments in senior loan interests including amendment fees, consent fees and commitment fees. For funded loans, these fees are recorded as income when received by the Funds and included in interest income on the Funds’ Statements of Operations. For unfunded loans, commitment fees are included in realized gain on investments on the Funds’ Statements of Operations at the end of the commitment period.

(m) Distributions

The Funds declare dividends from investment income daily. Each Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Dividends are reinvested in additional shares, unless shareholders request payment in cash. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for U.S. federal income tax purposes.

(n) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated across share classes based upon the value of the outstanding shares in each share class. Certain costs, such as distribution and service fees are charged directly to specific share classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(o) Earnings Credits

Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Funds’ Statements of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the year ended September 30, 2025, are disclosed in the Funds’ Statements of Operations.

(p) Cash

The Funds may leave cash overnight in their cash account with their custodian. Periodically, a Fund may have cash due to their custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 4.09% at September 30, 2025.

(q) Indemnifications

Under the Trust’s organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

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(r) Special Purpose Acquisition Companies

The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Funds invest will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds’ Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

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Speculation: the use of an instrument to express macro-economic and other investment views.

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The following table represents the Funds’ use and volume of call/put options purchased on a monthly basis:

		Average Notional Amount
Fund	Use	Call	Put
Active INvestment Series (GAINS) - Core Plus Fund	Duration, Hedge, Speculation	$2,683,852	$3,797,818
Active INvestment Series (GAINS) - Limited Duration Fund	Duration, Hedge, Speculation	1,614,426	1,305,625
Core Bond Fund	Duration, Hedge, Speculation	157,351,613	213,837,252
Limited Duration Fund	Duration, Hedge, Speculation	347,229,900	462,877,278
Macro Opportunities Fund	Duration, Hedge, Speculation	576,732,823	838,832,096
Total Return Bond Fund	Duration, Hedge, Speculation	1,976,258,874	2,740,912,699

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

The following table represents the Funds’ use and volume of call/put options written on a monthly basis:

		Average Notional Amount
Fund	Use	Call	Put
Active INvestment Series (GAINS) - Core Plus Fund	Duration, Hedge, Income	$4,583,852	$3,679,914
Active INvestment Series (GAINS) - Limited Duration Fund	Duration, Hedge, Income	2,197,759	1,182,759
Core Bond Fund	Duration, Hedge, Income	187,768,280	135,954,783
Limited Duration Fund	Duration, Hedge, Income	415,163,233	284,235,733
Macro Opportunities Fund	Duration, Hedge, Income	685,316,156	482,558,067
Total Return Bond Fund	Duration, Hedge, Income	2,338,583,874	1,693,750,528

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed upon amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds’ Statements of Assets and Liabilities; securities held as collateral are noted on the Funds’ Schedules of Investments.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Active INvestment Series (GAINS) - Core Plus Fund	Duration, Hedge	$342,050	$—
Active INvestment Series (GAINS) - Limited Duration Fund	Duration, Hedge	201,166	—
Core Bond Fund	Duration, Hedge	18,948,141	—
Limited Duration Fund	Duration, Hedge	42,160,921	—
Macro Opportunities Fund	Duration, Hedge	88,629,320	—
Total Return Bond Fund	Duration, Hedge	237,159,463	—

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Funds’ use and volume of total return swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Core Bond	Index exposure	$2,391,776	$—
Limited Duration Fund	Duration, Hedge	—	9,480,771
Macro Opportunities Fund	Duration, Hedge, Income	90,082,611	2,890,940
Total Return Bond Fund	Index exposure	30,765,062	—
Ultra Short Duration Fund	Income	—	5,246,971

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

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The following table represents the Funds’ use and volume of interest rate swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Pay Floating Rate	Receive Floating Rate
Active INvestment Series (GAINS) - Core Plus Fund	Duration	$23,318,333	$262,500
Active INvestment Series (GAINS) - Limited Duration Fund	Duration	3,245,833	3,082,500
Core Bond Fund	Duration	567,857,822	2,245,833
Limited Duration Fund	Duration, Income	1,621,800,000	437,431,667
Macro Opportunities Fund	Duration	152,530,000	62,225,000
Municipal Income Fund	Duration	3,326,250	2,547,917
Total Return Bond Fund	Duration	7,480,953,844	28,820,833
Ultra Short Duration Fund	Duration	—	40,058,333

Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Funds’ use and volume of credit default swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Protection Sold	Protection Purchased
Active INvestment Series (GAINS) - Core Plus Fund	Hedge, Income, Index exposure, Speculation	$49,559	$579,167
Active INvestment Series (GAINS) - Limited Duration Fund	Hedge, Income, Index exposure, Speculation	26,500	62,500
Core Bond Fund	Hedge, Income, Index exposure, Speculation	—	30,551,899
Limited Duration Fund	Hedge, Income, Index exposure, Speculation	3,959,179	64,396,214
Macro Opportunities Fund	Hedge, Income, Index exposure, Speculation	13,116,747	167,155,026
Total Return Bond Fund	Hedge, Income, Index exposure, Speculation	22,082,686	434,513,341

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Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Funds’ use and volume of forward foreign currency exchange contracts on a monthly basis:

		Average Value
Fund	Use	Purchased	Sold
Active INvestment Series (GAINS) - Core Plus Fund	Hedge	$1,142	$218,200
Active INvestment Series (GAINS) - Limited Duration Fund	Hedge	57	120,217
Core Bond Fund	Hedge, Duration	194,279	4,965,968
Floating Rate Strategies Fund	Hedge	399,857	12,853,418
High Yield Fund	Hedge	61,356	7,063,781
Limited Duration Fund	Hedge, Duration	259,428	16,521,308
Macro Opportunities Fund	Hedge	3,877,150	624,225,513
Total Return Bond Fund	Hedge, Duration	3,722,977	354,805,589
Ultra Short Duration Fund	Hedge	—	4,566,121

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2025:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Commodity futures contracts	Variation margin on futures contracts	—
Currency forward contracts	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts
Credit/Equity/Interest rate swap agreements	Unrealized appreciation on OTC swap agreements Unamortized upfront premiums paid on interest rate swap agreements Variation margin on interest rate swap agreements

Unamortized upfront premiums received on credit default swap agreements

Unrealized depreciation on OTC swap agreements

Unamortized upfront premiums received on interest rate swap agreements

Variation margin on credit default swap agreements

Variation margin on interest rate swap agreements

Currency/Interest rate option contracts	Investments in unaffiliated issuers, at value	Options written, at value

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The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2025:

Asset Derivative Investments Value
Fund	Swaps Equity Risk	Swaps Interest Rate Risk*	Futures Commodity Risk*	Swaps Credit Risk*	Forward Foreign Currency Exchange Risk	Options Purchased Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Total Value at September 30, 2025
Active INvestment Series (GAINS) - Core Plus Fund	$—	$289,584	$—	$436	$243	$16,468	$54,520	$361,251
Active INvestment Series (GAINS) - Limited Duration Fund	—	—	—	—	83	7,084	33,697	40,864
Core Bond Fund	—	3,815,313	—	163,527	1,730	383,441	1,815,073	6,179,084
Floating Rate Strategies Fund	—	—	—	—	5,792	—	—	5,792
High Yield Fund	—	—	—	—	2,692	—	—	2,692
Limited Duration Fund	—	8,070,559	—	14,559	26,023	851,287	4,031,350	12,993,778
Macro Opportunities Fund	5,333,718	2,215,951	3,759,701	46,389	1,424,985	1,393,780	6,660,569	20,835,093
Municipal Income Fund	—	13,686	—	—	—	—	—	13,686
Total Return Bond Fund	—	46,726,232	—	2,112,247	722,043	4,675,722	22,253,261	76,489,505
Ultra Short Duration Fund	—	23,296	—	—	141,586	—	—	164,882

Liability Derivative Investments Value
Fund	Swaps Equity Risk	Swaps Interest Rate Risk*	Futures Commodity Risk*	Swaps Credit Risk*	Forward Foreign Currency Exchange Risk	Options Written Foreign Currency Exchange Risk	Options Written Interest Rate Risk	Total Value at September 30, 2025
Active INvestment Series (GAINS) - Core Plus Fund	$—	$—	$—	$14,214	$62	$73	$68,965	$83,314
Active INvestment Series (GAINS) - Limited Duration Fund	—	1,046	—	1,964	21	39	25,909	28,979
Core Bond Fund	—	—	—	141,600	7,021	2,103	1,367,148	1,517,872
High Yield Fund	—	—	—	—	864	—	—	864
Limited Duration Fund	—	16,848,378	—	436,464	2,280	4,654	3,047,145	20,338,921
Macro Opportunities Fund	426,280	3,107,583	—	2,022,622	79,514	7,673	4,931,073	10,574,745
Municipal Income Fund	—	85,801	—	—	—	—	—	85,801
Total Return Bond Fund	—	9,374,583	—	3,913,706	76,129	25,717	16,462,015	29,852,150
Ultra Short Duration Fund	642,500	550,878	—	—	414,075	—	—	1,607,453

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Funds’ Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Funds’ Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the year ended September 30, 2025:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Commodity/Interest rate futures contracts	Net realized gain (loss) on futures contracts Net change in unrealized appreciation (depreciation) on futures contracts
Currency forward contracts	Net realized gain (loss) on forward foreign currency exchange contracts Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts
Foreign currency/Interest rate option contracts

Net realized gain (loss) on options purchased

Net change in unrealized appreciation (depreciation) on options purchased

Net realized gain (loss) on options written

Net change in unrealized appreciation (depreciation) on options written

Credit/Equity/Interest rate swap agreements	Net realized gain (loss) on swap agreements Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the year ended September 30, 2025:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Swaps Equity Risk	Futures Interest Rate Risk	Swaps Interest Rate Risk	Futures Commodity Risk	Swaps Credit Risk	Options Purchased Equity Risk	Forward Foreign Currency Exchange Risk
Active INvestment Series (GAINS) - Core Plus Fund	$—	$18,513	$55,819	$—	$10,173	$—	$(2,338)
Active INvestment Series (GAINS) - Limited Duration Fund	—	11,205	(145,088)	—	5,703	—	(13,551)
Core Bond Fund	25,516	1,587,156	(198,854)	—	(344,570)	—	(236,307)
Floating Rate Strategies Fund	—	—	—	—	—	—	(254,532)
High Yield Fund	—	—	—	—	—	—	(374,023)
Limited Duration Fund	1,423,119	3,510,695	(5,019,923)	—	787,981	—	(895,650)
Macro Opportunities Fund	5,283,402	5,582,292	(1,220,711)	6,302,278	5,317,940	(15,808,446)	(41,941,771)
Municipal Income Fund	—	—	1,239,030	—	—	—	—
Total Return Bond Fund	309,411	19,315,193	(57,985,883)	—	3,378,706	—	(25,174,759)
Ultra Short Duration Fund	147,888	—	792,284	—	—	—	—

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Options Purchased Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Options Written Equity Risk	Options Written Interest Rate Risk	Total
Active INvestment Series (GAINS) - Core Plus Fund	$—	$23,111	$—	$(9,572)	$95,706
Active INvestment Series (GAINS) - Limited Duration Fund	—	23,308	—	(12,566)	(130,989)
Core Bond Fund	—	1,031,037	—	(91,216)	1,772,762
Floating Rate Strategies Fund	—	—	—	—	(254,532)
High Yield Fund	—	—	—	—	(374,023)
Limited Duration Fund	—	2,500,395	—	(495,276)	1,811,341
Macro Opportunities Fund	—	4,029,252	3,248,188	(560,552)	(29,768,128)
Municipal Income Fund	—	—	—	—	1,239,030
Total Return Bond Fund	—	12,974,991	—	(1,076,741)	(48,259,082)
Ultra Short Duration Fund	—	—	—	—	940,172

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Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Swaps Equity Risk	Futures Interest Rate Risk	Swaps Interest Rate Risk	Futures Commodity Risk	Swaps Credit Risk	Options Purchased Equity Risk	Forward Foreign Currency Exchange Risk
Active INvestment Series (GAINS) - Core Plus Fund	$—	$—	$289,584	$—	$(13,778)	$—	$181
Active INvestment Series (GAINS) - Limited Duration Fund	—	—	(1,046)	—	(1,964)	—	62
Core Bond Fund	—	(1,651,819)	(3,955,540)	—	21,272	—	24,253
Floating Rate Strategies Fund	—	—	—	—	—	—	100,946
High Yield Fund	—	—	—	—	—	—	18,339
Limited Duration Fund	—	(3,634,002)	(8,578,090)	—	(424,540)	—	118,606
Macro Opportunities Fund	(504,915)	(5,438,613)	(7,779,806)	(2,921,827)	(1,979,579)	8,539,185	4,316,495
Municipal Income Fund	—	—	(1,017,988)	—	—	—	—
Total Return Bond Fund	—	(19,546,778)	(40,569,084)	—	(1,818,036)	—	1,925,930
Ultra Short Duration Fund	(642,500)	—	(1,132,252)	—	—	—	(272,489)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Options Purchased Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Options Written Foreign Currency Exchange Risk	Options Written Interest Rate Risk	Total
Active INvestment Series (GAINS) - Core Plus Fund	$(45,798)	$2,627	$4,269	$29,257	$266,342
Active INvestment Series (GAINS) - Limited Duration Fund	(19,626)	1,624	2,251	11,692	(7,007)
Core Bond Fund	(1,978,114)	87,435	122,978	618,976	(6,710,559)
Floating Rate Strategies Fund	—	—	—	—	100,946
High Yield Fund	—	—	—	—	18,339
Limited Duration Fund	(4,405,306)	194,197	272,197	1,378,844	(15,078,094)
Macro Opportunities Fund	(7,301,517)	320,852	448,721	2,238,592	(10,062,412)
Municipal Income Fund	—	—	—	—	(1,017,988)
Total Return Bond Fund	(24,945,234)	1,071,980	1,504,024	7,474,299	(74,902,899)
Ultra Short Duration Fund	—	—	—	—	(2,047,241)

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 287

NOTES TO FINANCIAL STATEMENTS (continued)

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Statements of Assets and Liabilities.

288 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Active INvestment Series (GAINS) - Core Plus Fund	Forward foreign currency exchange contracts	$243	$—	$243	$(18)	$—	$225
Active INvestment Series (GAINS) - Core Plus Fund	Options purchased	70,988	—	70,988	(54,593)	—	16,395
Active INvestment Series (GAINS) - Limited Duration Fund	Forward foreign currency exchange contracts	83	—	83	(7)	—	76
Active INvestment Series (GAINS) - Limited Duration Fund	Options purchased	40,781	—	40,781	(23,831)	—	16,950
Core Bond Fund	Credit index swap agreements	150,675	—	150,675	—	—	150,675
Core Bond Fund	Forward foreign currency exchange contracts	1,730	—	1,730	(57)	—	1,673
Core Bond Fund	Options purchased	2,198,514	—	2,198,514	(1,570,540)	(559,813)	68,161
Floating Rate Strategies Fund	Forward foreign currency exchange contracts	5,792	—	5,792	—	—	5,792
High Yield Fund	Forward foreign currency exchange contracts	2,692	—	2,692	(864)	—	1,828
Limited Duration Fund	Forward foreign currency exchange contracts	26,023	—	26,023	(18,947)	—	7,076
Limited Duration Fund	Options purchased	4,882,637	—	4,882,637	(3,476,719)	(1,275,651)	130,267
Macro Opportunities Fund	Forward foreign currency exchange contracts	1,424,985	—	1,424,985	(789,394)	(297,393)	338,198
Macro Opportunities Fund	Total return equity swap agreements	5,333,718	—	5,333,718	(3,518,832)	—	1,814,886
Macro Opportunities Fund	Options purchased	8,054,349	—	8,054,349	(6,008,360)	(1,135,481)	910,508
Total Return Bond Fund	Credit index swap agreements	1,954,974	—	1,954,974	(1,374,974)	(580,000)	—
Total Return Bond Fund	Forward foreign currency exchange contracts	722,043	—	722,043	(722,043)	—	—
Total Return Bond Fund	Options purchased	26,928,983	—	26,928,983	(19,049,827)	(7,066,278)	812,878
Ultra Short Duration Fund	Forward foreign currency exchange contracts	141,586	—	141,586	(141,586)	—	—

THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 289

NOTES TO FINANCIAL STATEMENTS (continued)

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Active INvestment Series (GAINS) - Core Plus Fund	Credit default swap agreements	$5,575	$—	$5,575	$(5,575)	$—	$—
Active INvestment Series (GAINS) - Core Plus Fund	Forward foreign currency exchange contracts	62	—	62	(15)	—	47
Active INvestment Series (GAINS) - Core Plus Fund	Options written	69,038	—	69,038	(49,021)	—	20,017
Active INvestment Series (GAINS) - Limited Duration Fund	Forward foreign currency exchange contracts	21	—	21	(5)	—	16
Active INvestment Series (GAINS) - Limited Duration Fund	Options written	25,948	—	25,948	(23,833)	—	2,115
Core Bond Fund	Credit default swap agreements	141,600	—	141,600	(141,600)	—	—
Core Bond Fund	Forward foreign currency exchange contracts	7,021	—	7,021	(6,245)	—	776
Core Bond Fund	Options written	1,369,251	—	1,369,251	(1,258,946)	—	110,305
High Yield Fund	Forward foreign currency exchange contracts	864	—	864	(864)	—	—
Limited Duration Fund	Credit default swap agreements	310,266	—	310,266	(310,266)	—	—
Limited Duration Fund	Forward foreign currency exchange contracts	2,280	—	2,280	(2,280)	—	—
Limited Duration Fund	Options written	3,051,799	—	3,051,799	(3,051,799)	—	—
Macro Opportunities Fund	Credit default swap agreements	1,634,540	—	1,634,540	(1,634,540)	—	—
Macro Opportunities Fund	Forward foreign currency exchange contracts	79,514	—	79,514	(79,514)	—	—
Macro Opportunities Fund	Total return equity swap agreements	426,280	—	426,280	(426,280)	—	—
Macro Opportunities Fund	Total return interest rate swap agreements	3,107,583	—	3,107,583	(3,107,583)	—	—
Macro Opportunities Fund	Options written	4,938,746	—	4,938,746	(4,938,746)	—	—
Total Return Bond Fund	Credit default swap agreements	2,613,741	—	2,613,741	(2,613,741)	—	—
Total Return Bond Fund	Forward foreign currency exchange contracts	76,129	—	76,129	(26,140)	—	49,989
Total Return Bond Fund	Options written	16,487,732	—	16,487,732	(16,487,732)	—	—
Ultra Short Duration Fund	Forward foreign currency exchange contracts	414,075	—	414,075	—	(350,000)	64,075
Ultra Short Duration Fund	Swap equity agreements	642,500	—	642,500	(410,921)	—	231,579

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

290 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative or other investments as of September 30, 2025.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Active INvestment Series (GAINS) - Core Plus Fund	J.P. Morgan Securities LLC	Credit default swap agreements	$222,430	$—
	J.P. Morgan Securities LLC	Interest rate swap agreements	—	410,020
			222,430	410,020
Active INvestment Series (GAINS) - Limited Duration Fund	J.P. Morgan Securities LLC	Credit default swap agreements	—	10,827
	J.P. Morgan Securities LLC	Interest rate swap agreements	155,147	—
			155,147	10,827
Core Bond Fund	BNP Paribas	Options	—	250,000
	BofA Securities, Inc.	Credit default swap agreements	1,125,405
	BofA Securities, Inc.	Interest rate swap agreements	113,731	—
	Goldman Sachs International	Options	—	180,000
	J.P. Morgan Securities LLC	TBA securities	—	601,000
	Morgan Stanley Capital Services LLC	TBA securities	—	2,187,164
	The Toronto-Dominion Bank	Swaptions	—	270,000
			1,239,136	3,488,164
Limited Duration Fund	BNP Paribas	Options	—	530,000
	BofA Securities, Inc.	Credit default swap agreements	3,429,280	—
	BofA Securities, Inc.	Interest rate swap agreements	—	1,040,853
	Goldman Sachs International	Options	—	470,000
	J.P. Morgan Securities LLC	TBA securities	—	393,000
	Morgan Stanley Capital Services LLC	TBA securities	—	606,000
	The Toronto-Dominion Bank	Swaptions	—	540,000
			3,429,280	3,579,853
Macro Opportunities Fund	BNP Paribas	Options	—	930,000
	Goldman Sachs International	TBA securities	310,000	—
	J.P. Morgan Securities LLC	Credit default swap agreements	10,848,779	—
	J.P. Morgan Securities LLC	Interest rate swap agreements	15,765	—
	J.P. Morgan Securities LLC	TBA securities	—	1,564,000
	Morgan Stanley Capital Services LLC	TBA securities	—	2,286,767
	Nomura Group	Forward foreign currency exchange contracts	—	1,400,000
	The Toronto-Dominion Bank	Swaptions	—	400,000
			11,174,544	6,580,767
Municipal Income Fund	BofA Securities, Inc.	Interest rate swap agreements	365,108	—
			365,108	—
Total Return Bond Fund	BNP Paribas	Options	—	3,210,000
	BofA Securities, Inc.	Credit default swap agreements	36,800,953	—
	BofA Securities, Inc.	Interest rate swap agreements	524,624	—
	Goldman Sachs International	Options	—	2,200,000
	J.P. Morgan Securities LLC	TBA securities	—	6,931,000
	J.P. Morgan Securities LLC	Credit default swap agreements	—	102
	J.P. Morgan Chase Bank, N.A.	Options	—	580,000
	Morgan Stanley Capital Services LLC	TBA securities	—	27,730,101
	The Toronto-Dominion Bank	Swaptions	—	3,440,000
			37,325,577	44,091,203

THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 291

NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Ultra Short Duration Fund	BofA Securities, Inc.	Interest rate swap agreements	$—	$44,192
	Goldman Sachs International	Forward foreign currency exchange contracts	350,000	—
			350,000	44,192

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent third-party pricing services are used to value a majority of the Funds’ investments. When values are not available from an independent third-party pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from an independent third-party pricing service based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

292 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract between the Trust, on behalf of the Funds, and the Adviser, the Funds pay GI investment advisory fees on a monthly basis calculated daily at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Core Bond Fund	0.39%
Floating Rate Strategies Fund	0.65%*
High Yield Fund	0.60%
Limited Duration Fund	0.39%
Macro Opportunities Fund	0.89%**
Municipal Income Fund	0.50%
Total Return Bond Fund	0.39%
Ultra Short Duration Fund	0.25%

*

Floating Rate Strategies Fund pays GI investment advisory fees on a monthly basis calculated daily at an annualized rate of 0.65% of the average daily net assets of the Fund up to $5 billion; and 0.60% of the average daily net assets in excess of $5 billion.

**

Macro Opportunities Fund pays GI investment advisory fees on a monthly basis calculated daily at an annualized rate of 0.89% based on the average daily net assets of the Fund up to $5 billion; and 0.84% on average daily net assets in excess of $5 billion.

GI has contractually agreed to waive the management fee it receives from the Subsidiary in an amount equal to the management fee paid to GI by the Subsidiary. This undertaking will continue in effect for so long as the Funds invest in the Subsidiary, and may not be terminated by GI unless GI obtains the prior approval of the Funds’ Board for such termination. Fees waived under this arrangement are not subject to reimbursement to GI. For the year ended September 30, 2025, the Macro Opportunities Fund waived $184,264 related to advisory fees in its Subsidiary.

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted Distribution Plans related to the offering of Class A, Class C and Class P shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s Class A and Class P shares, and 1.00% of the average daily net assets of the Fund’s Class C shares.

The investment advisory contract for the Funds provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Core Bond Fund – Class A	0.79%	11/30/12	02/01/27
Core Bond Fund - Class C	1.54%	11/30/12	02/01/27
Core Bond Fund - Class P	0.79%	05/01/15	02/01/27
Core Bond Fund - Institutional Class	0.50%	11/30/12	02/01/27
Floating Rate Strategies Fund – Class A	1.02%	11/30/12	02/01/27
Floating Rate Strategies Fund – Class C	1.77%	11/30/12	02/01/27
Floating Rate Strategies Fund– Class P	1.02%	05/01/15	02/01/27
Floating Rate Strategies Fund– Institutional Class	0.78%	11/30/12	02/01/27
Floating Rate Strategies Fund – Class R6	0.78%	03/13/19	02/01/27
High Yield Fund – Class A	0.94%	02/21/24	02/01/27
High Yield Fund – Class C	1.69%	02/21/24	02/01/27
High Yield Fund – Class P	0.94%	02/21/24	02/01/27
High Yield Fund – Institutional Class	0.69%	02/21/24	02/01/27
High Yield Fund – Class R6	0.69%	02/21/24	02/01/27
Limited Duration Fund – Class A	0.75%	12/01/13	02/01/27
Limited Duration Fund – Class C	1.50%	12/01/13	02/01/27

THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 293

NOTES TO FINANCIAL STATEMENTS (continued)

	Limit	Effective Date	Contract End Date
Limited Duration Fund – Class P	0.75%	05/01/15	02/01/27
Limited Duration Fund – Institutional Class	0.50%	12/01/13	02/01/27
Limited Duration Fund – Class R6	0.50%	03/13/19	02/01/27
Macro Opportunities Fund – Class A	1.36%	11/30/12	02/01/27
Macro Opportunities Fund – Class C	2.11%	11/30/12	02/01/27
Macro Opportunities Fund – Class P	1.36%	05/01/15	02/01/27
Macro Opportunities Fund – Institutional Class	0.95%	11/30/12	02/01/27
Macro Opportunities Fund – Class R6	0.95%	03/13/19	02/01/27
Municipal Income Fund – Class A	0.80%	11/30/12	02/01/27
Municipal Income Fund – Class C	1.55%	11/30/12	02/01/27
Municipal Income Fund – Class P	0.80%	05/01/15	02/01/27
Municipal Income Fund – Institutional Class	0.55%	11/30/12	02/01/27
Total Return Bond Fund – Class A	0.79%	11/30/12	02/01/27
Total Return Bond Fund – Class C	1.54%	11/30/12	02/01/27
Total Return Bond Fund – Class P	0.79%	05/01/15	02/01/27
Total Return Bond Fund – Institutional Class	0.50%	11/30/12	02/01/27
Total Return Bond Fund – Class R6	0.50%	10/19/16	02/01/27
Ultra Short Duration Fund –Class A	0.58%	11/30/18	02/01/27
Ultra Short Duration Fund – Institutional Class	0.33%	11/30/18	02/01/27

GPIM has contractually agreed through February 1, 2027, to reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) of the Active INvestment Series (GAINS) - Core Plus Fund and the Active INvestment Series (GAINS) - Limited Duration Fund to the annual percentage of average daily net assets for SMA Class shares to 0.00%. The agreement will expire when it reaches its termination or when GPIM ceases to serve as the Investment Adviser and it can be terminated by the Fund’s Board of Trustees.

GI is entitled to reimbursement by the Funds, excluding Active INvestment Series (GAINS) – Core Plus Fund and Active INvestment Series (GAINS) – Limited Duration Fund, for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GI is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GI. At September 30, 2025, the amount of fees waived or expenses reimbursed that are subject to recoupment and will expire during the years ended September 30, are presented in the following table:

Fund	2026	2027	2028	Total
Core Bond Fund
Class A	$66,528	$80,581	$93,356	$240,465
Class C	7,997	1,505	5,754	15,256
Class P	56,610	563	11,414	68,587
Institutional Class	773,981	432,527	1,628,872	2,835,380
Floating Rate Strategies Fund
Class A	134,479	126,706	113,425	374,610
Class C	33,051	23,221	15,462	71,734
Class P	55,729	54,830	55,431	165,990
Institutional Class	582,868	450,359	529,326	1,562,553
Class R6	592	338	77	1,007
High Yield Fund
Class A	—	55,626	116,869	172,495
Class C	2,409	12,649	16,831	31,889
Class P	1,432	6,251	10,890	18,573
Institutional Class	6,464	120,649	270,481	397,594
Class R6	143	566	1,012	1,721
Limited Duration Fund
Class A	95,368	4,277	88,735	188,380
Class C	36,276	3,998	17,822	58,096
Class P	28,742	34,279	38,945	101,966
Institutional Class	2,123,104	1,020,934	1,999,501	5,143,539

294 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Fund	2026	2027	2028	Total
Macro Opportunities Fund
Class A	$—	$—	$456	$456
Class P	99,081	457	1,555	101,093
Institutional Class	4,861,940	4,078,154	6,369,857	15,309,951
Class R6	9,192	3,753	464	13,409
Municipal Income Fund
Class A	158,775	157,994	128,861	445,630
Class C	4,657	7,004	4,521	16,182
Class P	1,024	1,263	1,171	3,458
Institutional Class	37,249	48,401	95,668	181,318
Total Return Bond Fund
Class A	56,238	22,931	118,462	197,631
Class C	42,447	49,933	62,907	155,287
Class P	499,250	81,455	264,189	844,894
Institutional Class	10,006,046	5,873,863	15,705,612	31,585,521
Class R6	—	587	22	609
Ultra Short Duration Fund
Class A	100,752	36,426	80,126	217,304
Institutional Class	224,523	82,349	237,900	544,772

For the year ended September 30, 2025, GI recouped amounts from the Funds as follows:

Core Bond Fund	$19,515
Floating Rate Strategies Fund	35,911
Limited Duration Fund	81,501
Macro Opportunities Fund	238,413
Total Return Bond Fund	400,708
Ultra Short Duration Fund	38,411

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing fund level without regard to any expense cap in effect for the investing fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the year ended September 30, 2025, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Limited Duration Fund	$84,404
Macro Opportunities Fund	718,808
Total Return Bond Fund	598,425

For the year ended September 30, 2025, GFD retained sales charges of $98,626 relating to sales of Class A shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) serves as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. The Bank of New York Mellon (“BNY”) serves as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 295

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2025, GI and its affiliates owned over twenty percent of the outstanding shares of the Funds, as follows:

Fund	Percent of Outstanding Shares Owned
Active INvestment Series (GAINS) - Limited Duration Fund	71%
Ultra Short Duration Fund	30%

Note 6 – Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

For the year ended September 30, 2025, the following Funds entered into reverse repurchase agreements:

Fund	Number of Days Outstanding	Balance at September 30, 2025	Average Balance Outstanding	Average Interest Rate
Active INvestment Series (GAINS) - Core Plus Fund	86	2,518,996	2,760,786	4.56%
Active INvestment Series (GAINS) - Limited Duration Fund	65	290,671	487,310	4.47%
Core Bond Fund	18	—	21,575,337	4.44%
Total Return Bond Fund	99	—	202,571,668	4.54%

The following table presents reverse repurchase agreements that are subject to netting arrangements and offset in the Funds’ Statements of Assets and Liabilities in conformity with U.S. GAAP:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Active INvestment Series (GAINS) - Core Plus Fund	Reverse repurchase agreements	$2,518,996	—	$2,518,996	$(2,518,996)	$—	$—
Active INvestment Series (GAINS) - Limited Duration Fund	Reverse repurchase agreements	290,671	—	290,671	(290,671)	—	—

296 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

As of September 30, 2025, the Active INvestment Series (GAINS) – Core Plus Fund and the Active INvestment Series (GAINS) – Limited Duration Fund had $2,518,996 and $290,671, respectively, in reverse repurchase agreements outstanding with various counterparties. Details of the reverse repurchase agreement by counterparty is as follows:

Fund	Counterparty	Interest Rate(s)		Maturity Date	Face Value
Active INvestment Series (GAINS) - Core Plus Fund	BofA Securities, Inc.	4.16	%*	Open Maturity	$657,400
	Citigroup Global Markets, Inc.	4.20% - 4.27%	*	Open Maturity	636,623
	RBC Capital Markets LLC	4.30	%*	Open Maturity	142,516
	TD Securities (USA) LLC	4.33	%*	Open Maturity	1,082,457
					2,518,996
Active INvestment Series (GAINS) - Limited Duration Fund	Citigroup Global Markets, Inc.	4.25	%*	Open Maturity	290,671

*

The rate is adjusted periodically by the counterparty, subject to approval by the Adviser, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at September 30, 2025.

The following is a summary of the remaining contractual maturities of the reverse repurchase agreement outstanding as of year-end, as aggregated by asset class of the related collateral pledged by the Funds:

Fund	Asset Type	Overnight and Continuous	Total
Active INvestment Series (GAINS) - Core Plus Fund	Corporate Bonds	$1,224,973	$1,224,973
	Collateralized Mortgage Obligations	1,294,023	1,294,023
Gross amount of recoginized liabilities for reverse repurchased agreements		2,518,996	2,518,996
Active INvestment Series (GAINS) - Limited Duration Fund	Mortgage-Backed Securities	290,671	290,671
Gross amount of recoginized liabilities for reverse repurchased agreements		290,671	290,671

Note 7 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

The Macro Opportunities Fund intends to invest up to 25% of its assets in the Subsidiary which is expected to provide the Fund with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Fund has received a private letter ruling from the IRS that concludes that the income the Fund receives from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal

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NOTES TO FINANCIAL STATEMENTS (continued)

income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

The tax character of distributions paid during the year ended September 30, 2025 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Tax-Exempt Income	Return of Capital	Total Distributions
Active INvestment Series (GAINS) – Core Plus Fund	$1,738,448	$—	$—	$—	$1,738,448
Active INvestment Series (GAINS) – Limited Duration Fund	725,563	—	—	—	725,563
Core Bond Fund	106,359,194	—	—	—	106,359,194
Floating Rate Strategies Fund	62,460,251	—	—	—	62,460,251
High Yield Fund	12,365,627	—	—	6,146	12,371,773
Limited Duration Fund	215,699,852	—	—	—	215,699,852
Macro Opportunities Fund	475,229,381	—	—	—	475,229,381
Municipal Income Fund	69,550	—	846,199	—	915,749
Total Return Bond Fund	1,385,351,601	—	—	—	1,385,351,601
Ultra Short Duration Fund	22,184,419	—	—	—	22,184,419

The tax character of distributions paid during the year ended September 30, 2024 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Tax-Exempt Income	Return of Capital	Total Distributions
Active INvestment Series (GAINS) – Core Plus Fund	$23,432	$—	$—	$—	$23,432
Active INvestment Series (GAINS) – Limited Duration Fund	22,811	—	—	—	22,811
Core Bond Fund	89,053,861	—	—	—	89,053,861
Floating Rate Strategies Fund	86,712,493	—	—	—	86,712,493
High Yield Fund	12,495,651	—	—	309,023	12,804,674
Limited Duration Fund	197,510,680	—	—	—	197,510,680
Macro Opportunities Fund	430,970,769	—	—	—	430,970,769
Municipal Income Fund	164,595	—	745,790	24,077	934,462
Total Return Bond Fund	1,104,692,223	—	—	—	1,104,692,223
Ultra Short Duration Fund	27,081,533	—	—	—	27,081,533

Note: For U.S. federal income tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

The tax components of distributable earnings/(loss) as of September 30, 2025 were as follows:

Fund	Undistributed Ordinary Income		Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Other Temporary Differences	Total
Active INvestment Series (GAINS) – Core Plus Fund	$534,905		$—	$800,849	$—	$(290,719)	$1,045,035
Active INvestment Series (GAINS) – Limited Duration Fund	76,087		—	131,800	(91,051)	(83,685)	33,151
Core Bond Fund	1,708,180		—	(36,808,872)	(164,307,894)	(9,524,221)	(208,932,807)
Floating Rate Strategies Fund	1,337,926		—	(34,281,300)	(201,157,340)	(4,388,687)	(238,489,401)
High Yield Fund	—		—	(3,168,368)	(39,122,340)	(956,210)	(43,246,918)
Limited Duration Fund	3,376,530		—	(42,871,664)	(89,179,494)	(20,046,251)	(148,720,879)
Macro Opportunities Fund	15,848,708		—	(352,148,727)	(335,520,505)	(41,400,906)	(713,221,430)
Municipal Income Fund	52,327	*	—	(1,644,738)	(4,957,774)	(100,232)	(6,650,417)
Total Return Bond Fund	8,694,071		—	(803,850,263)	(2,515,435,910)	(119,121,623)	(3,429,713,725)
Ultra Short Duration Fund	504,112		—	(3,316,440)	(3,925,576)	(1,949,382)	(8,687,286)

*	For Municipal Income Fund, the amount shown represents Undistributed Tax-Exempt Income.

298 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

For U.S. federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward and applied against future capital gains. The Funds are permitted to carry forward capital losses for an unlimited period and such capital loss carryforwards retain their character as either short-term or long-term capital losses. As of September 30, 2025, capital loss carryforwards for the Funds were as follows:

	Unlimited
Fund	Short-Term	Long-Term	Total Capital Loss Carryforward
Active INvestment Series (GAINS) – Limited Duration Fund	$(91,051)	$—	$(91,051)
Core Bond Fund	(40,928,257)	(123,379,637)	(164,307,894)
Floating Rate Strategies Fund	(7,688,919)	(193,468,421)	(201,157,340)
High Yield Fund	(1,419,688)	(37,702,652)	(39,122,340)
Limited Duration Fund	—	(89,179,494)	(89,179,494)
Macro Opportunities Fund	(131,287)	(335,389,218)	(335,520,505)
Municipal Income Fund	—	(4,957,774)	(4,957,774)
Total Return Bond Fund	(752,190,578)	(1,763,208,955)	(2,515,399,533)
Ultra Short Duration Fund	(1,110,089)	(2,815,487)	(3,925,576)

For the year ended September 30, 2025, the following capital loss carryforward amounts were utilized:

Fund	Utilized
Limited Duration Fund	$5,697,770
Municipal Income Fund	1,015,526
Ultra Short Duration Fund	136,586

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to investments in swap agreements, partnerships, and CLO securities, foreign currency gains and losses, the “mark-to-market” of certain derivatives, losses deferred due to wash sales, distributions in connection with redemption of fund shares, and distributions payable. Additional differences may result from the tax treatment of bond premium/discount amortization, paydown reclasses, income accruals on certain investments, the deferral of losses related to tax straddle investments, and the “mark-to-market” of certain investments denominated in foreign currencies. In Macro Opportunities Fund, differences may also result from transactions with the Fund’s wholly owned subsidiary. To the extent these differences are permanent and would require a reclassification between Paid in Capital and Total Distributable Earnings (Loss), such reclassifications are made in the period that the differences arise. These reclassifications have no effect on net assets or NAV per share.

The following adjustments were made on the Statements of Assets and Liabilities, and with respect to Macro Opportunities Fund on the Consolidated Statement of Assets and Liabilities, as of September 30, 2025 for permanent book/tax differences:

Fund	Paid In Capital	Total Distributable Earnings/(Loss)
Active INvestment Series (GAINS) – Core Plus Fund	$37,924	$(37,924)
Core Bond Fund	(44,738)	44,738
Macro Opportunities Fund	6,134,319	(6,134,319)
Total Return Bond Fund	(247,797)	247,797

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NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Active INvestment Series (GAINS) – Core Plus Fund	$82,555,815	$961,321	$(161,256)	$800,065
Active INvestment Series (GAINS) – Limited Duration Fund	20,096,134	173,830	(42,762)	131,068
Core Bond Fund	2,996,222,284	40,646,730	(77,428,880)	(36,782,150)
Floating Rate Strategies Fund	754,146,112	5,933,297	(40,214,337)	(34,281,040)
High Yield Fund	192,616,679	4,478,723	(7,648,679)	(3,169,956)
Limited Duration Fund	6,461,996,565	48,126,173	(91,006,482)	(42,880,309)
Macro Opportunities Fund	9,888,988,451	132,535,990	(484,696,923)	(352,160,933)
Municipal Income Fund	36,764,486	723,376	(2,368,113)	(1,644,737)
Total Return Bond Fund	36,154,665,354	454,938,437	(1,259,092,722)	(804,154,285)
Ultra Short Duration Fund	583,821,210	2,861,008	(6,178,484)	(3,317,476)

Note 8 – Securities Transactions

For the year ended September 30, 2025, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Active INvestment Series (GAINS) - Core Plus Fund	$73,292,781	$7,779,214
Active INvestment Series (GAINS) - Limited Duration Fund	18,686,874	2,877,456
Core Bond Fund	853,925,761	567,397,766
Floating Rate Strategies Fund	357,996,388	554,302,906
High Yield Fund	89,210,214	101,623,023
Limited Duration Fund	3,069,534,322	1,403,423,190
Macro Opportunities Fund	3,868,250,416	2,192,719,045
Municipal Income Fund	25,145,818	10,924,179
Total Return Bond Fund	11,395,666,236	8,134,175,350
Ultra Short Duration Fund	344,966,017	169,104,718

For the year ended September 30, 2025, the cost of purchases and proceeds from sales of government securities were as follows:

Fund	Purchases	Sales
Active INvestment Series (GAINS) - Core Plus Fund	$891,558	$897,035
Active INvestment Series (GAINS) - Limited Duration Fund	158,719	160,887
Core Bond Fund	632,809,318	584,019,585
Limited Duration Fund	526,861,802	885,297,501
Macro Opportunities Fund	87,054,121	472,770,078
Total Return Bond Fund	4,603,169,032	5,352,877,286

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. For the year ended September 30, 2025, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act.

300 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Note 9 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of September 30, 2025. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of September 30, 2025, were as follows:

Fund	Borrower	Maturity Date	Face Amount*	Value
Active INvestment Series (GAINS) - Core Plus Fund
	Capstone Acquisition Holdings, Inc.	11/12/29	805	$4
	Kroll, Inc.	09/03/32	10,000	39
				43
Active INvestment Series (GAINS) - Limited Duration Fund
	Capstone Acquisition Holdings, Inc.	11/12/29	805	4
	Kroll, Inc.	09/03/32	10,000	39
				43
Core Bond Fund
	Akso Health Group	07/20/26	1,000,000	—
	Cliffwater LLC	03/19/32	150,000	—
	Eagle Point Holdings Borrower, LLC	03/31/28	389,526	—
				—
Floating Rate Strategies Fund
	Aegion Corp.	05/17/28	448,701	—
	AmSpec Parent LLC	12/22/31	271,213	—
	Citrin Cooperman Advisors LLC	04/01/32	113,333	602
	GrafTech Finance, Inc.	11/04/29	382,877	—
	Hanger, Inc.	10/23/31	197,795	—
	Secretariat Advisors LLC	02/21/32	289,171	179
				781
High Yield Fund
	AmSpec Parent LLC	12/22/31	56,942	—
	GrafTech Finance, Inc.	11/04/29	451,506	—
	Secretariat Advisors LLC	02/21/32	51,075	32
				32
Limited Duration Fund
	Datix Bidco Ltd.	04/25/31	539,050	—
	Eagle Point Holdings Borrower, LLC	03/31/28	880,667	—
	Kroll, Inc.	09/03/32	550,000	2,148
	QTS Good News Facility	10/09/28	4,731,083	—
				2,148

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NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Borrower	Maturity Date	Face Amount*	Value
Macro Opportunities Fund
	Aegion Corp.	05/17/28	824,026	$—
	Akso Health Group	07/20/26	1,000,000	—
	Alter Domus	10/30/31	232,066	—
	AmSpec Parent LLC	12/22/31	232,000	—
	Capstone Acquisition Holdings, Inc.	11/12/29	483,022	2,203
	Care BidCo	05/04/28	EUR 9,200,000	372,652
	Citrin Cooperman Advisors LLC	04/01/32	1,069,697	5,680
	Cliffwater LLC	03/19/32	1,380,000	—
	Curriculum Associates LLC	05/07/32	4,778,959	22,465
	Datix Bidco Ltd.	04/25/31	6,718,000	—
	Diot Siaci	07/26/32	EUR 19,231	—
	Eagle Point Holdings Borrower, LLC	03/31/28	1,050,000	—
	FR Refuel LLC	11/08/28	108,696	1,087
	FTAI Aircraft Leasing Offshore SPV (2025), LP		7,356,557	—
	GrafTech Finance, Inc.	11/04/29	2,983,552	—
	Hanger, Inc.	10/23/31	552,662	—
	Integrated Power Services Holdings, Inc.	11/22/28	1,564,832	3,516
	Kerridge Commercial Systems Bidco Ltd.	09/07/30	GBP 3,920,982	70,430
	Kroll, Inc.	09/03/32	2,050,000	8,008
	MB2 Dental Solutions LLC	02/13/31	3,748,182	4,278
	Merative	09/17/32	2,357,466	66,847
	Oil Changer Holding Corp.	02/08/27	913,843	—
	Polaris Newco LLC	06/04/26	2,864,189	97,655
	Powergrid Services LLC	03/31/30	6,171,690	301,362
	QTS Good News Facility	10/09/28	7,912,685	—
	Secretariat Advisors LLC	02/21/32	405,376	251
				956,434
Total Return Bond Fund
	Akso Health Group	07/20/26	3,775,000	—
	Capstone Acquisition Holdings, Inc.	11/12/29	1,098,875	5,013
	Cliffwater LLC	03/19/32	1,874,863	—
	Datix Bidco Ltd.	04/25/31	5,876,990	—
	Eagle Point Holdings Borrower, LLC	03/31/28	5,043,838	—
	FR Refuel LLC	11/08/28	3,358,696	32,716
	FTAI Aircraft Leasing Offshore SPV, LP		8,714,690	—
	GrafTech Finance, Inc.	11/04/29	559,867	—
	Hanger, Inc.	10/23/31	976,854	—
	Higginbotham Insurance Agency, Inc.	11/24/28	3,402,105	19,971
	Kroll, Inc.	09/03/32	2,663,750	10,405
	MB2 Dental Solutions LLC	02/13/31	5,122,427	5,863
	QTS Good News Facility	10/09/28	21,033,100	—
				73,968

*	The face amount is denominated in U.S. dollars unless otherwise indicated.

EUR – Euro

GBP – British Pound

302 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Note 10 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Core Bond Fund
	Central Storage Safety Project Trust
	4.82% due 02/01/38	03/20/18	$749,255	$701,770
	Copper River CLO Ltd.
	2007-1A INC, due 01/20/21[1]	05/09/14	819,000	70
	Nassau LLC
	2019-1 3.98% due 08/15/34	08/16/19	337,373	321,318
			1,905,628	1,023,158
Floating Rate Strategies Fund
	Mirabela Nickel Ltd.
	due 06/24/19[2]	12/31/13	1,160,811	3,199
			1,160,811	3,199
High Yield Fund
	Endo Luxembourg Finance Co I SARL / Endo US, Inc.	04/23/24	7,224	121
	Endo Luxembourg Finance Co I SARL / Endo US, Inc.	04/23/24	5,671	95
	Mirabela Nickel Ltd.
	due 06/24/19[2]	12/31/13	252,369	695
			265,264	911
Limited Duration Fund
	Copper River CLO Ltd.
	2007-1A INC, due 01/20/21[1]	05/09/14	—	50
			—	50
Macro Opportunities Fund
	Atlas Mara Ltd.
	due 12/31/21[2]	10/01/15	3,380,072	1
	Copper River CLO Ltd.
	2007-1A INC, due 01/20/21[1]	05/09/14	—	815
	Endo Luxembourg Finance Co I SARL / Endo US, Inc.	05/15/24	26,268	440
	Endo Luxembourg Finance Co I SARL / Endo US, Inc.	05/15/24	10,895	182
	Mirabela Nickel Ltd.
	due 06/24/19[2]	12/31/13	1,710,483	4,713
	Nassau LLC
	2019-1 3.98% due 08/15/34	08/16/19	5,600,358	5,333,871
			10,728,076	5,340,022

THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 303

NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Restricted Securities	Acquisition Date	Cost	Value
Total Return Bond Fund
	Atlas Mara Ltd.
	due 12/31/21[2]	10/01/15	$1,504,389	$1
	Central Storage Safety Project Trust
	4.82% due 02/01/38	02/02/18	15,470,845	14,386,286
	Copper River CLO Ltd.
	2007-1A INC, due 01/20/21[1]	05/09/14	—	150
	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
	2015-R1 4.65% (WAC) due 11/25/55[3]	03/07/18	77,125,066	58,841,929
	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
	2015-R1 0.70% (WAC) due 11/25/55[3,4]	12/16/19	12,632,401	9,064,233
	Nassau LLC
	2019-1 3.98% due 08/15/34	08/16/19	5,865,786	5,590,925
	SPSS
	5.14% due 11/15/52	03/30/23	112,375	113,979
			112,710,862	87,997,503

[1]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[2]	Security is in default of interest and/or principal obligations.
[3]

Variable rate security. Rate indicated is the rate effective at September 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[4]	Security is an interest-only strip.

Note 11 – Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,115,000,000 line of credit from a syndicated bank group led by Citibank, N.A., which was in place through September 26, 2025, at which time the line of credit was renewed as a 364-day committed, $1,190,000,000 line of credit. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, SOFR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Funds’ Statements of Operations under “Line of credit fees”. The Funds did not have any borrowings under this agreement as of and for the year ended September 30, 2025.

Note 12 – Segment Reporting

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Officers of the Trust, subject to the oversight and supervision of the Board, serve as the CODM for the Funds.

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NOTES TO FINANCIAL STATEMENTS (concluded)

Each of the Funds represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s investment objective which is executed by each Fund’s portfolio managers as a team. Each of the Funds uses a variety of investments to execute its investment strategy. Please refer to Note 1 – Organization and Significant Accounting Policies of these Notes to Financial Statements for additional details on the significant accounting policies and investment types used by the Funds. Please refer to each Fund’s Schedule of Investments for a breakdown of the types of investments from which each of the Funds generates its returns. Financial information in the form of total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks, among other metrics, and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on each Fund’s Statement of Assets and Liabilities as “total assets” and significant segment income, expenses, and gain(loss) are listed on each Fund’s Statement of Operations.

Note 13 – Recent Accounting Pronouncements

In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (the “2023 ASU”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The 2023 ASU is effective for fiscal years beginning after December 15, 2024. At this time, management is evaluating the implications of these changes on the financial statements, though adoption of the new standard is expected to impact financial statement disclosures only and not affect any Fund’s financial position or the results of its operations.

Note 14 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 15 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 305

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Guggenheim Funds Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Guggenheim Macro Opportunities Fund (one of the funds constituting Guggenheim Funds Trust ( the “Trust”)), including the consolidated schedule of investments, as of September 30, 2025, and the related consolidated statements of operations, changes in net assets, and the consolidated financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “consolidated financial statements”). We have also audited the accompanying statements of assets and liabilities of Guggenheim Total Return Bond Fund, Guggenheim High Yield Fund, Guggenheim Core Bond Fund, Guggenheim Floating Rate Strategies Fund, Guggenheim Limited Duration Fund, Guggenheim Ultra Short Duration Fund, Guggenheim Active INvestment Series (GAINS) – Core Plus Fund, Guggenheim Active INvestment Series (GAINS) - Limited Duration Fund, Guggenheim Municipal Income Fund, (nine of the funds constituting the Trust) (collectively, together with Guggenheim Macro Opportunities Fund, referred to as the “Funds”), including the schedules of investments, as of September 30, 2025, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively, together with the consolidated financial statements, referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position, or the consolidated financial position, of each of the Funds at September 30, 2025, and the results, or the consolidated results, of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the Guggenheim Funds Trust	Statements of operations	Statements of changes in net assets	Financial highlights

Guggenheim Macro Opportunities Fund

Guggenheim Total Return Bond Fund

Guggenheim High Yield Fund

Guggenheim Core Bond Fund

Guggenheim Floating Rate Strategies Fund

Guggenheim Limited Duration Fund

Guggenheim Municipal Income Fund

Guggenheim Ultra Short Duration Fund

	For the year ended September 30, 2025	For each of the two years in the period ended September 30, 2025	For each of the five years in the period ended September 30, 2025
Guggenheim Active INvestment Series (GAINS) – Core Plus Fund Guggenheim Active INvestment Series (GAINS) – Limited Duration Fund	For the year ended September 30, 2025	For the year ended September 30, 2025 and the period from August 14, 2024 (commencement of operations) through September 30, 2024

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, transfer agent, brokers, and paying agents; when replies were not received from brokers or paying agents,

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (concluded)

we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Guggenheim investment companies since 1979.

November 26, 2025

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OTHER INFORMATION (Unaudited)

Federal Income Tax Information

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.

In January 2026, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2025.

The Funds’ investment income (dividend income plus short-term capital gains, if any) qualifies as follows:

Municipal Income Fund designates $846,199 as tax-exempt interest income according to IRC Section 852(b)(5)(A).

Of the taxable ordinary income distributions paid during the fiscal year ended September 30, 2025, the following funds had the corresponding percentages qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief and Reconciliation Act of 2003 or for the dividends received deduction for corporations. See the qualified dividend income and dividend received deduction columns, respectively, in the table below.

Additionally, of the taxable ordinary income distributions paid during the fiscal year ended September 30, 2025, the following funds had the corresponding percentages qualify as interest related dividends as permitted by IRC Section 871(k)(1). See the qualified interest income column in the table below.

Fund	Qualified Dividend Income	Dividend Received Deduction	Qualified Interest Income
Active INvestment Series (GAINS) – Core Plus Fund	0.07%	0.07%	69.79%
Active INvestment Series (GAINS) – Limited Duration Fund	0.00%	0.00%	72.49%
Core Bond Fund	0.01%	0.01%	83.86%
Floating Rate Strategies Fund	0.00%	0.00%	98.78%
High Yield Fund	0.27%	0.27%	87.33%
Limited Duration Fund	0.00%	0.00%	81.12%
Macro Opportunities Fund	0.50%	0.50%	79.87%
Municipal Income Fund	0.00%	0.00%	84.14%
Total Return Bond Fund	0.12%	0.12%	85.97%
Ultra Short Duration Fund	0.00%	0.00%	64.65%

With respect to the taxable year ended September 30, 2025, the Funds hereby designate as capital gain dividends the amount listed below, or, if subsequently determined to be different, the net capital gain of such year:

Fund	From long-term capital gain:	From long-term capital gain, using proceeds from shareholder redemptions:
Active INvestment Series (GAINS) – Core Plus Fund	$—	$10,859

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

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OTHER INFORMATION (Unaudited)(concluded)

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at https://www.sec.gov. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on our website at www.guggenheiminvestments.com, and will be made available, upon request and without charge, by calling 800.820.0888.

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ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Note: This is not applicable for any fund included in this document.

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ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Note: This is not applicable for any fund included in this document.

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ITEM 10: REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to directors, officers, and others, if applicable, are included as part of the financial statements included under Item 7 of this Form.

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Report of the Guggenheim Funds Trust Board of Trustees

The Board of Trustees (the “Board”) of Guggenheim Funds Trust (the “Trust”), including the Independent Trustees, unanimously approved the renewal of the investment management agreement (the “Advisory Agreement”) with Guggenheim Partners Investment Management, LLC (“GPIM” or the “Adviser”) on behalf of the series of the Trust listed below (each a “Fund” and collectively, the “Funds”):

● Guggenheim Active INvestment Series (GAINS) – Core Plus Fund	● Guggenheim Active INvestment Series (GAINS) – Limited Duration Fund

GPIM is an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”). Guggenheim Partners, GPIM and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes GPIM, Security Investors, LLC, Guggenheim Funds Investment Advisors, LLC and other affiliated investment management businesses of Guggenheim Partners.

At meetings held in person on April 15, 2025 (the “April Meeting”) and on May 22, 2025 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the FUSE reports is to present the subject fund’s relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. FUSE also made a presentation at the April Meeting. In evaluating the data presented in the FUSE reports, the Committee took into account: (i) the challenges that exist in developing appropriate peer groups for the Funds, considering that each Fund was designed as a “completion” fund to allow Guggenheim to offer its Core Plus strategy or Limited Duration strategy, as applicable, to retail separately managed account (“SMA”) clients, with certain investments to be held in the individual SMA and others to be held in the Fund to “complete” the portfolio; and (ii) that each Fund does not pay an advisory fee to the Adviser under the Advisory Agreement, as the SMA clients participating in a “wrap fee” program pay a fee to the program sponsor and the Adviser (or an affiliate) receives an advisory fee from the program sponsor for advising the SMAs. The Committee also considered the discussion by management and FUSE of the data provided in the FUSE reports at the April Meeting. The Committee assessed the data provided in the FUSE reports in light of the foregoing considerations.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Committee. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other funds in the Guggenheim fund complex and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term. Following its review of the Committee’s recommendation, the Board unanimously approved the renewal of the Advisory Agreement for each Fund for a one-year period ending August 1, 2026 at a meeting held on May 21-22, 2025 (the “May Board Meeting” and together with the May Meeting, the “May Meetings”) and determined to adopt the Committee’s considerations and conclusions, which follow.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(continued)

Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, funds in the Guggenheim fund complex, including the Funds. The Committee noted the distinctive nature of the Funds as “completion” funds for retail SMA clients and that the Funds are offered solely for use by (i) retail SMA clients within wrap fee programs sponsored by unaffiliated investment advisers and broker-dealers and (ii) other funds in the Guggenheim fund complex. In this regard, the Committee considered the Adviser’s development and implementation of specific technology solutions and operational infrastructure, partnering with a third-party provider, in order to offer the Funds and the corresponding strategies to retail SMA clients. In addition, the Committee considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including regulatory, operational, legal and entrepreneurial risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended. In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), which oversees the fund administration, accounting and transfer agency services provided to the Funds and other funds in the Guggenheim fund complex, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, GIH Borrower, LLC (“GIHB”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GIHB and its indirect subsidiary Guggenheim Investments Holdings, LLC. (Thereafter, the Committee received the audited consolidated financial statements of GPIM.)

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: With respect to investment performance, the Committee noted that each Fund commenced operations on August 14, 2024 and therefore has a limited operating history. The Committee considered that the Board receives regular reporting from Guggenheim regarding performance and evaluates performance throughout the year. The Board considered each Fund’s investment objective, strategies and policies and took into account the Adviser’s overall performance record in managing other actively-managed fixed-income funds in the Guggenheim fund complex, as well as the portfolio managers’ expertise and experience with this type of investment process, and determined that the Adviser’s performance was acceptable.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee considered that pursuant to the Advisory Agreement, the Funds do not pay the Adviser an advisory fee. The Committee also took into account each Fund’s currently effective expense limitation agreement with the Adviser, pursuant to which the Adviser reimburses all ordinary operating expenses of the Fund, and each Fund’s currently effective affiliated fund reimbursement agreement with the Adviser, pursuant to which the Adviser reimburses ordinary operating expenses of the Fund to the extent necessary to offset the proportionate share of any advisory fee paid by the Fund with respect to an investment in an affiliated underlying fund.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee noted that although the Funds do not pay the Adviser an advisory fee, the Adviser (or an affiliate) receives an advisory fee from wrap fee program sponsors for advising the SMAs. The Committee considered information regarding the SMA advisory fees received by the Adviser (or an affiliate). The Committee considered management’s statement that, for purposes of analyzing profitability with respect to each Fund,

314 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(continued)

revenue will be allocated to the Fund based on the amount of SMA advisory fees received by the Adviser (or an affiliate) attributable to the allocation to the Fund. The Committee noted management’s explanation at the April Meeting that, because the Funds commenced operations on August 14, 2024 with internal seed capital and no SMA advisory fees were received by the Adviser (or an affiliate) in 2024, management did not present profitability analyses or data with respect to the Funds for 2024.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain synergies, such as enhanced visibility of the Adviser and its products and services with the correlative opportunity to increase sales and distribution of these products and services, and other synergies arising from offering a broad spectrum of products and services, including the Funds. The Committee also considered Guggenheim’s discussion of certain other benefits available to the Adviser from its relationship with the Funds, including the Funds’ role in supporting Guggenheim’s retail SMA business and overall relationships with the wrap fee program sponsors as well as the advisory fees the Adviser (or an affiliate) receives from advising the SMAs.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds were appropriate.

Economies of Scale: The Committee did not consider economies of scale to be relevant given that no advisory fee was paid by the Funds.

Overall Conclusions

The Committee concluded that the renewal of the Advisory Agreement is in the best interest of each Fund, in light of the extent and quality of the services provided and other benefits received by the Adviser and the advisory fee structure. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of their informed business judgment, may afford different weights to different factors.

Following its review of the Committee’s analysis and determinations, the Board adopted the considerations and conclusions of the Committee and determined to approve the renewal of the Advisory Agreement.

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(continued)

Report of the Guggenheim Funds Trust Board of Trustees

The Board of Trustees (the “Board”) of Guggenheim Funds Trust (the “Trust”), including the Independent Trustees, unanimously approved the renewal of the investment management agreements (as applicable to a specific Fund, the “Advisory Agreement” and collectively, the “Advisory Agreements”) with Guggenheim Partners Investment Management, LLC (“GPIM” or the “Adviser”) on behalf of the series of the Trust listed below (each a “Fund” and collectively, the “Funds”):

● Guggenheim Core Bond Fund (“Core Bond Fund”)	● Guggenheim Floating Rate Strategies Fund (“Floating Rate Strategies Fund”)
● Guggenheim High Yield Fund (“High Yield Fund”)	● Guggenheim Limited Duration Fund (“Limited Duration Fund”)
● Guggenheim Macro Opportunities Fund (“Macro Opportunities Fund”)[1]	● Guggenheim Municipal Income Fund (“Municipal Income Fund”)
● Guggenheim Total Return Bond Fund (“Total Return Bond Fund”)	● Guggenheim Ultra Short Duration Fund (“Ultra Short Duration Fund”)

GPIM is an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”). Guggenheim Partners, GPIM and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes GPIM, Security Investors, LLC, Guggenheim Funds Investment Advisors, LLC and other affiliated investment management businesses of Guggenheim Partners.

At meetings held in person on April 15, 2025 (the “April Meeting”) and on May 22, 2025 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreements. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreements and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreements.2

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the FUSE reports is to present the subject fund’s relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. FUSE also made a presentation at the April Meeting. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim and FUSE.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Committee. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports

[1]

GPIM also serves as investment adviser to Guggenheim Macro Opportunities Fund CFC (the “Subsidiary”), a wholly-owned subsidiary of Macro Opportunities Fund that is organized as a limited company under the laws of the Cayman Islands and used by Macro Opportunities Fund to obtain commodities exposure. Pursuant to a separate investment advisory agreement for the Subsidiary (the “Subsidiary Advisory Agreement”), the Subsidiary pays GPIM an advisory fee at the same rate that Macro Opportunities Fund pays GPIM under its Advisory Agreement. The Subsidiary Advisory Agreement does not require annual renewal by the Board and will continue until it is terminated as provided in the Agreement. In addition, GPIM and Macro Opportunities Fund have entered into a separate fee waiver agreement pursuant to which GPIM has contractually agreed to waive the advisory fee it receives from Macro Opportunities Fund in an amount equal to the advisory fee paid to GPIM by the Subsidiary. This undertaking will continue for so long as Macro Opportunities Fund invests in the Subsidiary, and may be terminated only with the approval of the Board.

[2]

At a meeting held in person on November 20-21, 2024, the Board of the Trust, including the Independent Trustees, unanimously approved an amended and restated investment advisory agreement with GPIM on behalf of Core Bond Fund, High Yield Fund and Municipal Income Fund for the purpose of transferring to GPIM the duties and responsibilities of Security Investors, LLC, an indirect subsidiary of Guggenheim Partners, as investment adviser to the Funds, in connection with an internal realignment at Guggenheim to consolidate Guggenheim’s fixed-income registered funds under a single adviser, GPIM. In addition, the investment sub-advisory agreement between Security Investors, LLC and GPIM with respect to Municipal Income Fund was terminated. The Board’s considerations and conclusions in connection with this approval are set forth in a separate disclosure titled “Board Considerations Regarding Approval of Investment Advisory Agreement.”

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(continued)

and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other funds in the Guggenheim fund complex and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of the applicable Advisory Agreement for an additional annual term. Following its review of the Committee’s recommendation, the Board unanimously approved the renewal of the applicable Advisory Agreement for each Fund for a one-year period ending August 1, 2026 at a meeting held on May 21-22, 2025 (the “May Board Meeting” and together with the May Meeting, the “May Meetings”) and determined to adopt the Committee’s considerations and conclusions, which follow.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, funds in the Guggenheim fund complex, including the Funds. The Committee also considered the acceptability of the terms of each Advisory Agreement, including the scope of services required to be performed by the Adviser.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including regulatory, operational, legal and entrepreneurial risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended. In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), which oversees the fund administration, accounting and transfer agency services provided to the Funds and other funds in the Guggenheim fund complex, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the applicable Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, GIH Borrower, LLC (“GIHB”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GIHB and its indirect subsidiary Guggenheim Investments Holdings, LLC. (Thereafter, the Committee received the audited consolidated financial statements of GPIM.)

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under each Advisory Agreement with respect to the Funds.

Investment Performance: The Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2024, as applicable. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark, a universe of funds and a narrower peer group of similar funds based on asset levels as identified by FUSE, in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe for performance and expense comparisons. The Committee also received certain performance information as of March 31, 2025. In assessing each Fund’s performance, the Committee considered that the Board receives regular reporting from Guggenheim regarding performance and evaluates performance throughout the year.

THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 317

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(continued)

In seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. Except as to the individual Funds discussed below, the Committee observed that the returns of each Fund’s Institutional Class shares ranked in the third quartile or better of such Fund’s performance universe for each of the five-year and three-year periods considered. In addition, the Committee made the following observations:

Core Bond Fund: The returns of the Fund’s Institutional Class shares ranked in the 3rd and 76th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2024, respectively. The Committee also considered that the returns of the Fund’s Institutional Class shares ranked in the 8th percentile of its performance universe for the one-year period ended December 31, 2024.

Municipal Income Fund: The returns of the Fund’s Institutional Class shares ranked in the 93rd and 94th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2024, respectively. The Committee noted management’s statement that, as discussed previously with the Board, Guggenheim continues to undertake proactive measures to reduce the Fund’s tracking error versus the benchmark and its peer category, as exhibited by the Fund’s recent performance improvement. The Committee considered that the returns of the Fund’s Institutional Class shares ranked in the 22nd percentile of its performance universe for the one-year period ended December 31, 2024. In addition, the Committee considered management’s discussion of the Fund’s performance, as well as its distribution prospects, at the April Meeting.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that, with respect to each Fund: (i) the Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and/or efforts to improve investment performance.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee3 and total net expense ratio to the applicable peer group. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable, noting that, in certain instances, Guggenheim charges a lower advisory fee to such other clients. In this connection, the Committee considered, among other things, Guggenheim’s representations about the significant differences between managing mutual funds as compared to other types of accounts. The Committee also considered Guggenheim’s explanation that lower fees are charged in certain instances due to various other factors, including the scope of contract, type of investors, fee structure, applicable legal, governance and capital structures, tax status and historical pricing reasons. In addition, the Committee took into account Guggenheim’s discussion of the regulatory, operational, legal and entrepreneurial risks involved with the Funds as compared to other types of accounts. The Committee concluded that the information it received demonstrated that the aggregate services provided to, or the specific circumstances of, each Fund were sufficiently different from the services provided to, or the specific circumstances of, other clients with similar investment strategies and/or that the risks borne by Guggenheim were sufficiently greater than those associated with managing other clients with similar investment strategies to support the difference in fees.

In further considering the comparative fee and expense data presented in the Contract Review Materials and addressed by Guggenheim, the Committee took into account those Funds with currently effective expense limitation agreements with the Adviser. Except as to the individual Funds discussed below, the Committee observed that the contractual advisory fee, net effective management fee and total net expense ratio for each Fund’s Institutional Class shares each rank in the third quartile or better of such Fund’s peer group. In addition, the Committee made the following observations:

3 The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

318 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(continued)

Core Bond Fund: The contractual advisory fee for the Fund’s Institutional Class shares ranks in the fourth quartile (86th percentile) of its peer group. The net effective management fee for the Fund’s Institutional Class shares ranks in the fourth quartile (93rd percentile) of its peer group. The total net expense ratio for the Fund’s Institutional Class shares ranks in the third quartile (71st percentile) of its peer group. The Committee considered the Adviser’s statement explaining the higher fees that performance is driven by a unique investment approach that requires significant resources. In this regard, the Committee took into consideration the strong investment performance of the Fund’s Institutional Class shares for the five-year period ended December 31, 2024. The Committee also took into account the Fund’s currently effective expense limitation agreement with the Adviser.

Floating Rate Strategies Fund: The contractual advisory fee and net effective management fee for the Fund’s Institutional Class shares each rank in the third quartile (71st percentile) of its peer group. The total net expense ratio for the Fund’s Institutional Class shares ranks in the fourth quartile (86th percentile) of its peer group. The Committee considered the Adviser’s statement explaining the higher expenses that performance is driven by a unique investment approach that requires significant resources. The Committee also took into account the Fund’s currently effective expense limitation agreement with the Adviser. In addition, the Committee considered management’s discussion of the Fund’s expenses at the April Meeting.

Limited Duration Fund: The contractual advisory fee for the Fund’s Institutional Class shares ranks in the fourth quartile (93rd percentile) of its peer group. The net effective management fee for the Fund’s Institutional Class shares ranks in the third quartile (57th percentile) of its peer group. The total net expense ratio for the Fund’s Institutional Class shares ranks in the second quartile (50th percentile) of its peer group. The Committee considered the Adviser’s statement explaining the higher fees that performance is driven by a unique investment approach that requires significant resources. In this regard, the Committee took into consideration the strong investment performance of the Fund’s Institutional Class shares for the five-year and three-year periods ended December 31, 2024. The Committee also took into account the Fund’s currently effective expense limitation agreement with the Adviser.

Macro Opportunities Fund: The contractual advisory fee for the Fund’s Institutional Class shares ranks in the fourth quartile (83rd percentile) of its peer group. The net effective management fee and total net expense ratio for the Fund’s Institutional Class shares each rank in the third quartile (67th percentile) of its peer group. The Committee noted that the Fund is categorized as a non-traditional bond fund which seeks to add value by investing in many non-traditional securities within and outside of fixed income, including equities, currencies, commodities and derivatives, and that peer funds have varying degrees of capability, flexibility and associated fees. The Committee considered the Adviser’s statement explaining the higher fees that performance is driven by a unique investment approach that requires significant resources. In this regard, the Committee took into consideration the strong investment performance of the Fund’s Institutional Class shares for the five-year period ended December 31, 2024. The Committee also took into account the Fund’s currently effective expense limitation agreement and contractual advisory fee breakpoint of 5 basis points on average daily net assets above $5 billion.

Total Return Bond Fund: The contractual advisory fee for the Fund’s Institutional Class shares ranks in the fourth quartile (79th percentile) of its peer group. The net effective management fee for the Fund’s Institutional Class shares ranks in the third quartile (71st percentile) of its peer group. The total net expense ratio for the Fund’s Institutional Class shares ranks in the second quartile (36th percentile) of its peer group. The Committee considered the Adviser’s statement explaining the higher fees that performance is driven by a unique investment approach that requires significant resources. In this regard, the Committee took into consideration the strong investment performance of the Fund’s Institutional Class shares for the five-year period ended December 31, 2024. The Committee also took into account the Fund’s currently effective expense limitation agreement with the Adviser.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2024, gross revenues received, and expenses incurred directly or through allocations, by Guggenheim Investments, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2023 and December 31, 2022. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis. In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit and the representation by the Chief Financial Officer of Guggenheim Investments that such methods provided a reasonable basis for determining the profitability of the Adviser with respect to each Fund. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 319

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(concluded)

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain synergies, such as enhanced visibility of the Adviser and its products and services with the correlative opportunity to increase sales and distribution of these products and services, and other synergies arising from offering a broad spectrum of products and services, including the Funds.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds were appropriate and that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that Guggenheim’s increase in overall expenses in 2024 was attributable to increases in operating and administration expenses, income tax and depreciation, and non-recurring items.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for a Fund, with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profitability; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee took into account Guggenheim’s representation that it seeks to share economies of scale through a number of means, including breakpoints, advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the fund business. The Committee also received information regarding amounts that had been shared with shareholders through such breakpoints and expense waivers and limitations. The Committee also noted information from Guggenheim regarding certain challenges and costs associated with managing Funds that have achieved significant scale. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that the advisory fee for each Fund was reasonable.

Overall Conclusions

The Committee concluded that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the renewal of the applicable Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of their informed business judgment, may afford different weights to different factors.

Following its review of the Committee’s analysis and determinations, the Board adopted the considerations and conclusions of the Committee and determined to approve the renewal of the Advisory Agreements.

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Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to this registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)       The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that the officers listed above believe to have materially affected, or to be reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form-NSR is attached.

(a)(2)	Not applicable.

(a)(3)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Funds Trust

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	December 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	December 4, 2025

By (Signature and Title)*	/s/ James Howley
James Howley, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	December 4, 2025

*	Print the name and title of each signing officer under his or her signature.